UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332 and 811-08162
Name of Fund:
BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
BlackRock Diversified Equity Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio
Money Market Master Portfolio
Treasury Money Market Master Portfolio
Diversified Equity Master Portfolio
Total International ex U.S. Index Master Portfolio
Large Cap Index Master Portfolio
S&P 500 Index Master Portfolio
U.S. Total Bond Index Master Portfolio
International Tilts Master Portfolio

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 537-4942
Date of fiscal year end:
12/31/2024
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Money Market Master Portfolio

(the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 9 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$ 68,063,161,593
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 48,762,464
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.63%
7-Day Yield	4.63%
Past performance is not an indication of future results.
Visit
blackrock.com
 for more recent yield information
.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Annual Shareholder Report —

December 31, 2024
BISXX-12/24-AR

Money Market Master Portfolio
Annual
Shareholder Report —
December 31, 2024

This annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the
Master Portfolio
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$ 7	0.07%
Key Master Portfolio statistics
Net Assets	$ 68,355,009,433
Number of Portfolio Holdings	321
Net Investment Advisory Fees	$ 48,762,464
What did the Master Portfolio invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Certificates of Deposit	30.5%
Repurchase Agreements	25.8%
Commercial Paper	23.7%
Time Deposits	11.0%
U.S. Treasury Obligations	3.1%
Corporate Bonds	0.9%
Municipal Bonds	0.9%
Other Assets Less Liabilities	4.1
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to
financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Money Market Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 12 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$ 21,077,402,214
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 15,940,770
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.41%
7-Day Yield	4.41%
Past performance is not an indication of future results.
Visit
blackrock.com
 for more recent yield information
.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Annual Shareholder Report —

December 31, 2024
BRIXX-12/24-AR

BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 9 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Key Fund statistics
Net Assets	$ 21,077,402,214
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 15,940,770
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.44%
7-Day Yield	4.44%
Past performance is not an indication of future results.
Visit
blackrock.com
 for more recent yield information
.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (888) 204-3956.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Annual Shareholder Report —

December 31, 2024
XTSLA-12/24-AR

Treasury Money Market Master Portfolio
Annual
Shareholder Report —
December 31, 2024

This annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the
Master Portfolio
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$ 7	0.07%
Key Master Portfolio statistics
Net Assets	$ 22,137,359,297
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$ 17,028,797
What did the Master Portfolio invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	50.1%
Repurchase Agreements	46.0%
Other Assets Less Liabilities	3.9
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/
proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Treasury Money Market Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800)

537-4942
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 44 (a)	0.39% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 25.37%.
  For the same period, the Russell 1000
  ®
  Index returned 24.51%.
What contributed to performance?
Positive contributions to the Fund’s return during the reporting period were led by Macro Equity positioning which expresses insights on sectors and industries within the mid- and large-cap equity space. The Russell 1000
®
Enhanced Strategy and Emerging Markets Enhanced Strategy, which use a bottom-up approach to identify investment opportunities within the U.S. large-cap market and emerging markets, respectively, also added materially to performance. Finally, the Russell 2000
®
Enhanced Strategy, which utilizes a bottom-up approach to identify investment opportunities within the U.S. small-cap market, contributed modestly to performance. These strategies are seen as complementary, with low correlations to each other, enhancing the Fund’s ability to capitalize on unique alpha opportunities within a broad range of addressable equity markets. The Fund hedges out any non-U.S. large cap beta (market sensitivity) associated with the underlying strategies.
What detracted from performance?
There were no detractors across the four active strategies during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	25.37%	14.18%	12.68%
Russell 1000 ® Index	24.51	14.28	12.87
Key Fund statistics
Net Assets	$ 1,077,432,794
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,212,032
Portfolio Turnover Rate of the Master Portfolio	113%
Performance shown prior to the Institutional Shares inception date of September 19, 2023 is based upon the performance of the Master Portfolio in which the Fund invests all of its assets, adjusted to reflect the Institutional Shares fees and operating expenses.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800)

537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Diversified Equity Fund
Institutional Shares | BDVEX
Annual Shareholder Report —

December 31, 2024
BDVEX-12/24-AR

Diversified Equity Master Portfolio
Annual
Shareholder Report —
December 31, 2024

This annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$ 16	0.14%
Key Master Portfolio statistics
Net Assets	$ 2,545,879,607
Number of Portfolio Holdings	2,521
Net Investment Advisory Fees	$ 3,079,761
Portfolio Turnover Rate	113%
What did the Master Portfolio invest in?
(as of December 31, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	20.8%
Financials	15.9%
Industrials	11.2%
Consumer Discretionary	9.7%
Health Care	9.3%
Communication Services	6.1%
Consumer Staples	3.4%
Materials	3.2%
Energy	2.9%
Real Estate	2.4%
Utilities	1.5%
Short-Term Securities	18.0%
Liabilities in Excess of Other Assets	(4.4)
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	2.6%
NVIDIA Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Amazon.com, Inc.	1.6%
Meta Platforms, Inc., Class A	1.0%
Alphabet, Inc., Class A	0.9%
Tencent Holdings Ltd.	0.9%
Tesla, Inc.	0.8%
Broadcom, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the
Master
Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
Diversified Equity Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 14 (a)	0.14% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 5.19%.
  For the same period, the MSCI ACWI ex USA Index returned 5.53%.
In 2024, Japan’s equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.19%	3.85%	4.66%
MSCI ACWI ex USA Index	5.53	4.10	4.80
Key Fund statistics
Net Assets	$ 1,841,514,684
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 551,321
Portfolio Turnover Rate of the Master Portfolio	14%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Annual Shareholder Report —

December 31, 2024
BDOIX-12/24-AR

iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 42 (a)	0.41% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 5.03%.
  For the same period, the MSCI ACWI ex USA Index returned 5.53%.
In 2024, Japan’s equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.03%	3.59%	4.40%
MSCI ACWI ex USA Index	5.53	4.10	4.80
Key Fund statistics
Net Assets	$ 1,841,514,684
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 551,321
Portfolio Turnover Rate of the Master Portfolio	14%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Annual Shareholder Report —

December 31, 2024
BDOAX-12/24-AR

iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 9 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 5.37%.
  For the same period, the MSCI ACWI ex USA Index returned 5.53%.
In 2024, Japan’s equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.
In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.
European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.
The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump’s economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.37%	3.91%	4.72%
MSCI ACWI ex USA Index	5.53	4.10	4.80
Key Fund statistics
Net Assets	$ 1,841,514,684
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 551,321
Portfolio Turnover Rate of the Master Portfolio	14%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Annual Shareholder Report —

December 31, 2024
BDOKX-12/24-AR

Total International ex U.S. Index Master Portfolio
Annual
Shareholder Report —
December 31, 2024

This annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$ 7	0.07%
Key Master Portfolio statistics
Net Assets	$ 1,841,676,349
Number of Portfolio Holdings	1,874
Net Investment Advisory Fees	$ 551,325
Portfolio Turnover Rate	14%
What did the Master Portfolio invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	14.2%
China	8.5%
United States	8.1%
Canada	7.8%
United Kingdom	6.9%
Taiwan	5.8%
India	5.7%
France	5.7%
Germany	5.6%
Australia	4.6%
Other #	28.6%
Liabilities in Excess of Other Assets	(1.5	) %
Ten largest holdings
Security (a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.0%
SAP SE	1.0%
Nestle SA, Class N, Registered Shares	0.8%
Toyota Motor Corp.	0.8%
AstraZeneca PLC	0.8%
Roche Holding AG	0.7%
Shell PLC	0.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
Total International ex U.S. Index Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 13 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 24.36%.
  For the same period, Russell 1000
  ®
  Index returned 24.51%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	24.36%	14.16%	12.74%
Russell 1000 ® Index	24.51	14.28	12.87
Key Fund statistics
Net Assets	$ 1,595,024,321
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 391,452
Portfolio Turnover Rate of the Master Portfolio	9%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Annual Shareholder Report —

December 31, 2024
BRGNX-12/24-AR

iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 40 (a)	0.36% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 24.05%.
  For the same period, Russell 1000
  ®
  Index returned 24.51%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	24.05%	13.87%	12.45%
Russell 1000 ® Index	24.51	14.28	12.87
Key Fund statistics
Net Assets	$ 1,595,024,321
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 391,452
Portfolio Turnover Rate of the Master Portfolio	9%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Annual Shareholder Report —

December 31, 2024
BRGAX-12/24-AR

iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 7 (a)	0.06% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 24.44%.
  For the same period, Russell 1000
  ®
  Index returned 24.51%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	24.44%	14.22%	12.79%
Russell 1000 ® Index	24.51	14.28	12.87
Key Fund statistics
Net Assets	$ 1,595,024,321
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 391,452
Portfolio Turnover Rate of the Master Portfolio	9%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Annual Shareholder Report —

December 31, 2024
BRGKX-12/24-AR

Large Cap Index Master Portfolio
Annual
Shareholder Report —
December 31, 2024

This annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$ 3	0.03%
Key Master Portfolio statistics
Net Assets	$ 34,306,582,293
Number of Portfolio Holdings	1,010
Net Investment Advisory Fees	$ 9,722,487
Portfolio Turnover Rate	9%
What did the Master Portfolio invest in?
(as of December 31, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	30.2%
Financials	14.6%
Consumer Discretionary	11.3%
Health Care	9.9%
Communication Services	9.1%
Industrials	8.9%
Consumer Staples	5.3%
Energy	3.2%
Real Estate	2.3%
Utilities	2.2%
Materials	2.2%
Short-Term Securities	6.2%
Liabilities in Excess of Other Assets	(5.4)
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	6.5%
NVIDIA Corp.	5.7%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
Large Cap Index Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 11 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 24.86%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	24.86%	14.41%	12.99%
S&P 500 ® Index	25.02	14.53	13.10
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Annual Shareholder Report —

December 31, 2024
BSPIX-12/24-AR

iShares S&P 500 Index Fund
Service Shares | BSPSX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$ 25 (a)	0.22% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Service Shares returned 24.71%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	24.71%	14.28%	12.85%
S&P 500 ® Index	25.02	14.53	13.10
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Service Shares | BSPSX
Annual Shareholder Report —

December 31, 2024
BSPSX-12/24-AR

iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 39 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 24.55%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	24.55%	14.13%	12.71%
S&P 500 ® Index	25.02	14.53	13.10
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Annual Shareholder Report —

December 31, 2024
BSPAX-12/24-AR

iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 39 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 24.55%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	24.55%	14.13%	12.71%
Investor P Shares (with sales charge)	18.00	12.90	12.10
S&P 500 ® Index	25.02	14.53	13.10
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Annual Shareholder Report —

December 31, 2024
BSPPX-12/24-AR

iShares S&P 500 Index Fund
Class G Shares | BSPGX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 1 (a)	0.01% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class G Shares returned 24.96%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class G Shares	24.96%	14.51%	13.08%
S&P 500 ® Index	25.02	14.53	13.10
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%
Performance shown prior to the Class G Shares inception date of July 1, 2019 is that of Class K Shares (which have no distribution or service fees).
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class G Shares | BSPGX
Annual Shareholder Report —

December 31, 2024
BSPGX-12/24-AR

iShares S&P 500 Index Fund
Class K Shares | WFSPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 3 (a)	0.03% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 24.94%.
  For the same period, the S&P 500 Index returned 25.02%.
In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence (“AI”)-related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.
Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.
The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.
In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump’s reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it’s goal of reducing inflation to it’s 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	24.94%	14.49%	13.07%
S&P 500 ® Index	25.02	14.53	13.10
Key Fund statistics
Net Assets	$ 45,887,202,688
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 4,015,074
Portfolio Turnover Rate of the Master Portfolio	9%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class K Shares | WFSPX
Annual Shareholder Report —

December 31, 2024
WFSPX-12/24-AR

S&P 500 Index Master Portfolio
Annual
Shareholder Report —
December 31, 2024

This annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$ 1	0.01%
Key Master Portfolio statistics
Net Assets	$ 46,451,905,231
Number of Portfolio Holdings	507
Net Investment Advisory Fees	$ 4,072,597
Portfolio Turnover Rate	9%
What did the Master Portfolio invest in?
(as of December 31, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	32.2%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Other*	2.5%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security (b)	Percent of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
S&P 500 Index Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 10 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 1.35%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance during the reporting period were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted from performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Institutional Shares	1.35%	(0.35	) %	1.25%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Annual Shareholder Report —

December 31, 2024
BMOIX-12/24-AR

iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 35 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 1.10%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance during the reporting period were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted from performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Investor A Shares	1.10%	(0.59	) %	1.00%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Annual Shareholder Report —

December 31, 2024
BMOAX-12/24-AR

iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 35 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor P Shares returned 1.10%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance during the reporting period were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted from performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Investor P Shares	1.10%	(0.61	) %	0.99%
Investor P Shares (with sales charge)	(2.95)	(1.42)		0.58
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Annual Shareholder Report —

December 31, 2024
BMOPX-12/24-AR

iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 5 (a)	0.05% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 1.40%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Positive contributions to the Fund’s absolute performance during the reporting period were led by investment grade corporate bonds, followed by mortgage-backed securities. U.S. Treasuries, which constitute the largest sector weight within the benchmark, finished with a marginal positive return in aggregate driven by shorter maturities.
What detracted from performance?
While all sectors within the benchmark finished the year with a positive return, longer maturity U.S. Treasuries posted losses as yields rose along the length of the Treasury curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 1, 2015 through December 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years		10 Years
Class K Shares	1.40%	(0.32	) %	1.30%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)		1.35
Key Fund statistics
Net Assets	$ 3,026,200,617
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate of the Master Portfolio	105%
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit
blackrock.com
for more recent performance information.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Annual Shareholder Report —

December 31, 2024
WFBIX-12/24-AR

U.S. Total Bond Index Master Portfolio
Annual
Shareholder Report —
December 31, 2024

This annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$ 4	0.04%
Key Master Portfolio statistics
Net Assets	$ 3,028,323,303
Number of Portfolio Holdings	7,804
Net Investment Advisory Fees	$ 1,037,066
Portfolio Turnover Rate	105%
What did the Master
Portfolio
invest in?
(as of December 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments (a)
U.S. Treasury Obligations	44.3%
U.S. Government Sponsored Agency Securities	27.0%
Corporate Bonds	24.7%
Foreign Agency Obligations	2.4%
Non-Agency Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.5%
Municipal Bonds	0.4%
Capital Trusts	—	% (b)
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	74.7%
AA/Aa	2.8%
A	11.5%
BBB/Baa	11.0%
N/R	—	% (b)
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
U.S. Total Bond Index Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

International Tilts Master Portfolio
Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Master Portfolio at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$ 41	0.40%
Key Master Portfolio statistics
Net Assets	$ 320,433,097
Number of Portfolio Holdings	269
Net Investment Advisory Fees	$ 1,270,947
Portfolio Turnover Rate	132%
What did the Master Portfolio invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.7%
United States	11.6%
United Kingdom	11.0%
Germany	10.0%
France	9.4%
Switzerland	7.0%
Australia	6.4%
Netherlands	3.4%
Italy	2.7%
Denmark	2.4%
Other #	13.2%
Liabilities in Excess of Other Assets	(0.8	) %
Ten largest holdings
Security (a)	Percent of Net Assets
SAP SE	2.7%
Roche Holding AG	2.3%
Novartis AG, Class N, Registered Shares	2.3%
Shell PLC	2.3%
BHP Group Ltd., Class DI	1.8%
Deutsche Telekom AG, Class N, Registered Shares	1.7%
Recruit Holdings Co. Ltd.	1.6%
Novo Nordisk A/S, Class B	1.6%
Allianz SE, Registered Shares	1.6%
ABB Ltd., Class N, Registered Shares	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/
proxyrecords
.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
International Tilts Master Portfolio
Annual Shareholder Report —

December 31, 2024
12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrants (or the “Funds”) have adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrants’ board of trustees (the “board of trustees”), have determined that (i) the registrants have the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$11,514	$11,500	$0	$0	$5,000	$5,000	$0	$0
BlackRock Cash Funds: Treasury	$11,514	$11,500	$0	$0	$5,000	$5,000	$0	$0
iShares MSCI Total International Index Fund	$11,514	$11,500	$0	$0	$10,750	$10,750	$0	$0
iShares Russell 1000 Large-Cap Index Fund	$11,514	$11,500	$0	$0	$10,750	$10,750	$0	$0
iShares S&P 500 Index Fund	$11,514	$14,000	$0	$0	$10,750	$10,750	$0	$0
iShares U.S. Aggregate Bond Index Fund	$11,514	$12,800	$0	$0	$10,750	$10,750	$0	$0
Diversified Equity Master Portfolio	$23,129	$23,100	$0	$0	$27,500	$27,500	$0	$0
International Tilts Master Portfolio	$23,129	$23,100	$0	$0	$27,500	$27,500	$0	$0
Large Cap Index Master Portfolio	$23,129	$23,100	$0	$0	$27,500	$27,500	$0	$0
Money Market Master Portfolio	$13,029	$13,000	$0	$0	$0	$0	$0	$0
S&P 500 Index Master Portfolio	$23,129	$23,100	$0	$0	$27,500	$27,500	$0	$0
Total International ex U.S. Index Master Portfolio	$23,129	$23,100	$0	$0	$27,500	$27,500	$0	$0
Treasury Money Market Master Portfolio	$13,029	$13,000	$0	$0	$8,000	$8,000	$0	$0
U.S. Total Bond Index Master Portfolio	$25,351	$25,300	$0	$0	$0	$27,500	$0	$0

2

The following table presents fees billed by PwC that were required to be approved by the registrants’ audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Funds and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Affiliated Service Providers”):

	Fiscal Year End	Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrants and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrants will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrants or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

3

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Cash Funds: Institutional	$5,000	$5,000
BlackRock Cash Funds: Treasury	$5,000	$5,000
iShares MSCI Total International Index Fund	$10,750	$10,750
iShares Russell 1000 Large-Cap Index Fund	$10,750	$10,750
iShares S&P 500 Index Fund	$10,750	$10,750
iShares U.S. Aggregate Bond Index Fund	$10,750	$10,750
Diversified Equity Master Portfolio	$27,500	$27,500
International Tilts Master Portfolio	$27,500	$27,500
Large Cap Index Master Portfolio	$27,500	$27,500
Money Market Master Portfolio	$0	$0
S&P 500 Index Master Portfolio	$27,500	$27,500
Total International ex U.S. Index Master Portfolio	$27,500	$27,500
Treasury Money Market Master Portfolio	$8,000	$8,000
U.S. Total Bond Index Master Portfolio	$0	$27,500

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments are included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

4

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock Cash Funds: Institutional
• BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Statements of Assets and Liabilities
December 31, 2024

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
ASSETS
Investments, at value — from the applicable Master Portfolio	$ 68,355,009,433	$ 21,136,648,849
Total assets	68,355,009,433	21,136,648,849
LIABILITIES
Payables:
Administration fees	1,196,411	569,340
Income dividend distributions	290,639,922	58,665,781
Professional fees	11,507	11,514
Total liabilities	291,847,840	59,246,635
Commitments and contingent liabilities
NET ASSETS	$ 68,063,161,593	$ 21,077,402,214
NET ASSETS CONSIST OF
Paid-in capital	$ 68,053,100,617	$ 21,077,647,147
Accumulated earnings (loss)	10,060,976	(244,933)
NET ASSETS	$ 68,063,161,593	$ 21,077,402,214
NET ASSET VALUE
Institutional
Net assets	N/A	$ 5,724,776,076
Shares outstanding	N/A	5,724,836,270
Net asset value	N/A	$ 1.00
Shares authorized	N/A	Unlimited
Par value	N/A	No par value
SL Agency
Net assets	$ 68,063,161,593	$ 15,352,626,138
Shares outstanding	68,034,889,152	15,352,810,878
Net asset value	$ 1.0004	$ 1.00
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Fund Statements of Assets and Liabilities
3

Statements of Operations
Year Ended December 31, 2024

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$3,748,880,346	$1,178,000,995
Expenses	(70,003,050)	(22,991,232)
Fees waived	21,185,826	7,040,120
Total investment income	3,700,063,122	1,162,049,883
FUND EXPENSES
Administration — class specific	13,902,223	6,558,281
Professional	11,495	11,494
Miscellaneous	700	—
Total expenses	13,914,418	6,569,775
Less:
Fees waived and/or reimbursed by the Administrator	(11,495)	(11,494)
Total expenses after fees waived and/or reimbursed	13,902,923	6,558,281
Net investment income	3,686,160,199	1,155,491,602
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	646,718	1,973,793
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,649,054)	—
Net realized and unrealized gain (loss)	(5,002,336)	1,973,793
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,681,157,863	$1,157,465,395
See notes to financial statements.
4
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,686,160,199	$3,661,532,979	$1,155,491,602	$1,001,168,776
Net realized gain	646,718	136,211	1,973,793	165,700
Net change in unrealized appreciation (depreciation)	(5,649,054)	21,155,303	—	—
Net increase in net assets resulting from operations	3,681,157,863	3,682,824,493	1,157,465,395	1,001,334,476
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(341,208,833)	(248,757,244)
SL Agency	(3,684,940,336)	(3,648,220,709)	(813,583,611)	(751,569,282)
Decrease in net assets resulting from distributions to shareholders	(3,684,940,336)	(3,648,220,709)	(1,154,792,444)	(1,000,326,526)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,138,450,089	(12,433,630,915)	(1,346,624,488)	3,869,108,867
NET ASSETS
Total increase (decrease) in net assets	6,134,667,616	(12,399,027,131)	(1,343,951,537)	3,870,116,817
Beginning of year	61,928,493,977	74,327,521,108	22,421,353,751	18,551,236,934
End of year	$68,063,161,593	$61,928,493,977	$21,077,402,214	$22,421,353,751

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
5

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$1.0005	$1.0000	$1.0003	$1.0006	$1.0004
Net investment income	0.0531	0.0523	0.0178	0.0012	0.0078
Net realized and unrealized gain (loss)	(0.0001)	0.0005	(0.0003)(a)	(0.0003)	0.0002
Net increase from investment operations	0.0530	0.0528	0.0175	0.0009	0.0080
Distributions(b)
From net investment income	(0.0531)	(0.0523)	(0.0178)	(0.0012)	(0.0078)
From net realized gain	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)	(0.0000)(c)
Total distributions	(0.0531)	(0.0523)	(0.0178)	(0.0012)	(0.0078)
Net asset value, end of year	$1.0004	$1.0005	$1.0000	$1.0003	$1.0006
Total Return(d)
Based on net asset value	5.43%	5.38%	1.79%	0.09%	0.80%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	5.33%	5.22%	1.83%	0.11%	0.75%
Supplemental Data
Net assets, end of year (000)	$68,063,162	$61,928,494	$74,327,521	$65,665,603	$60,592,423

(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.
6
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0507	0.0494	0.0155	0.0001	0.0040
Net realized and unrealized gain	0.0001 (a)	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)	0.0001
Net increase from investment operations	0.0508	0.0494	0.0155	0.0001	0.0041
Distributions(c)
From net investment income	(0.0507)	(0.0494)	(0.0155)	(0.0001)	(0.0040)
From net realized gain	(0.0001)	—	(0.0000)(d)	(0.0000)(d)	(0.0001)
Total distributions	(0.0508)	(0.0494)	(0.0155)	(0.0001)	(0.0041)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	5.20%	5.05%	1.56%	0.01%	0.41%
Ratios to Average Net Assets
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.06%	0.12%
Net investment income	5.09%	5.01%	1.46%	0.00%(f)	0.23%
Supplemental Data
Net assets, end of year (000)	$5,724,776	$6,978,477	$4,071,845	$4,357,983	$9,011,269

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Amount is less than 0.005%.
See notes to financial statements.
Fund Financial Highlights
7

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	SL Agency
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0510	0.0497	0.0157	0.0001	0.0042
Net realized and unrealized gain	0.0001 (a)	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)	0.0001
Net increase from investment operations	0.0511	0.0497	0.0157	0.0001	0.0043
Distributions(c)
From net investment income	(0.0510)	(0.0497)	(0.0157)	(0.0001)	(0.0042)
From net realized gain	(0.0001)	—	(0.0000)(d)	(0.0000)(d)	(0.0001)
Total distributions	(0.0511)	(0.0497)	(0.0157)	(0.0001)	(0.0043)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	5.23%	5.08%	1.58%	0.01%	0.43%
Ratios to Average Net Assets
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.06%	0.09%
Net investment income	5.08%	4.99%	1.60%	0.00%(f)	0.37%
Supplemental Data
Net assets, end of year (000)	$15,352,626	$15,442,877	$14,479,392	$18,813,987	$11,008,718

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Amount is less than 0.005%.
See notes to financial statements.
8
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified
Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of the Master Portfolios. At December 31, 2024, the percentage of each Master Portfolio owned by its corresponding Fund was as follows: Institutional owned 100% of Money Market Master Portfolio and Treasury owned 95.5% of Treasury Money Market Master Portfolio. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
Institutional only offers SL Agency Shares and is only available for certain eligible investors.  Treasury offers multiple classes of shares. Institutional, Select, SL Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, and differ principally with respect to administration fees.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Institutional prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).
With respect to Institutional, the Board, or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis.  The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Fund Notes to Financial Statements
9

Notes to Financial Statements  (continued)

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Administrator, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Administrator has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Administrator is entitled to receive for these administrative services an annual fee based on the average daily net assets of each  Fund as follows:
Fund Name	Capital	Institutional	Premium	Select	SL Agency	Trust
Institutional	N/A	N/A	N/A	N/A	0.02%	N/A
Treasury	0.07%(a)	0.05%	0.10%(a)	0.15%(a)	0.02	0.38%(a)

(a)	No shares outstanding as of December 31, 2024.
From time to time, the Administrator may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. The Administrator may delegate certain of its administration duties to sub-administrators.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	SL Agency	Total
Institutional	$ —	$ 13,902,223	$ 13,902,223
Treasury	3,354,534	3,203,747	6,558,281
As of December 31, 2024, the only investors for the SL  Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC or BIM acts as securities lending agent and which have directed BTC or BIM on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.
Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.
Expense Waivers and Reimbursements:  The Administrator contractually agreed to waive a portion of its administration fees for the Select Shares of Treasury through June 30, 2025. After giving effect to such contractual expense waiver, the administration fees for the Select Shares of Treasury will be 0.13%.
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2025. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator
Institutional	$ 11,495
Treasury	11,494
The Administrator has also voluntarily agreed to waive and/or reimburse a portion of their respective administration fees to enable the Fund to maintain minimum levels of daily net investment income if applicable. The Administrator may discontinue the waiver and/or reimbursement at any time. For the year ended December 31, 2024, there were no fees waived and/or reimbursed by the Administrator under this agreement.
10
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
Institutional
Ordinary income	$ 3,684,838,132	$ 3,648,171,027
Long-term capital gains	102,204	49,682
	$ 3,684,940,336	$ 3,648,220,709
Treasury
Ordinary income	$ 1,154,773,035	$ 1,000,326,526
Long-term capital gains	19,409	—
	$ 1,154,792,444	$ 1,000,326,526
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Net Unrealized Gains (Losses)(a)
Institutional	$ 10,060,976
Treasury	(244,933)

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to dividends payable.
During the year ended December 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Utilized
Treasury	$ 28,760
6.
 CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for Institutional were transacted at each class’s floating NAV per share calculated to four decimal places.
Fund Notes to Financial Statements
11

Notes to Financial Statements  (continued)

Transactions in capital shares for each class of Institutional were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Institutional
SL Agency
Shares sold	398,683,610,782	$ 398,900,161,154	292,313,391,868	$ 292,433,197,100
Shares issued in reinvestment of distributions	57,762	57,779	—	—
Shares redeemed	(392,548,720,333)	(392,761,768,844)	(304,741,305,340)	(304,866,828,015)
	6,134,948,211	$ 6,138,450,089	(12,427,913,472)	$ (12,433,630,915)
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for Treasury.
Transactions in capital shares for each class of Treasury were as follows:
Fund Name / Share Class	Year Ended 12/31/24	Year Ended 12/31/23
Treasury
Institutional
Shares sold	43,876,461,176	32,979,586,515
Shares issued in reinvestment of distributions	331,467,306	247,404,255
Shares redeemed	(45,462,678,541)	(30,320,076,218)
	(1,254,750,059)	2,906,914,552
SL Agency
Shares sold	332,874,125,379	342,223,437,828
Shares issued in reinvestment of distributions	45,746,759	70,818,222
Shares redeemed	(333,011,746,568)	(341,332,115,807)
	(91,874,430)	962,140,243
	(1,346,624,488)	3,869,054,795
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
12
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the funds listed in the table below (two of the series constituting BlackRock Funds III, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
13

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Institutional	$ 102,204
Treasury	19,409
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
Institutional	$ 124,073,047
Treasury	592,467,768
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
Institutional	$ 3,695,333,442
Treasury	1,157,917,604
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Institutional	$ 3,001,432,851	$ 676,628
Treasury	1,157,917,604	1,925,624
14
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 30.5%
Domestic — 6.9%
Banco Santander SA, 5.38%, 02/03/25	$200,000	$ 200,154,316
Bank of America NA
4.51%, 10/31/25	144,000	144,000,468
4.64%, 08/11/25(a)	100,000	100,010,894
4.72%, 01/29/25(a)	140,000	140,027,432
4.74%, 06/18/25(a)	124,000	124,022,867
4.77%, 02/04/25(a)	215,000	215,058,190
4.83%, 10/16/25(a)	175,000	175,004,343
4.86%, 01/09/26(a)	93,000	93,007,525
5.15%, 01/22/25	125,000	125,039,490
5.22%, 02/06/25	81,000	81,049,751
5.28%, 04/15/25	126,000	126,250,402
5.37%, 04/09/25	149,000	149,306,246
5.48%, 05/09/25	99,000	99,306,548
5.50%, 04/10/25	95,000	95,220,327
5.50%, 04/24/25	96,000	96,266,870
Citibank NA(a)
4.73%, 06/20/25	100,000	100,031,298
4.80%, 09/19/25	100,000	100,048,524
HSBC Bank USA NA, 5.50%, 05/09/25	66,000	66,185,473
Mitsubishi UFJ Trust & Banking Corp., 4.35%, 01/07/25	331,000	331,000,000
Mizuho Bank Ltd., 4.36%, 01/03/25	450,000	450,001,098
MUFG Bank Ltd.
4.35%, 01/07/25	437,000	437,000,000
5.37%, 02/11/25	173,000	173,176,514
Natixis SA, 5.37%, 01/31/25	200,000	200,137,058
State Street Bank and Trust Co., 4.78%, 11/12/25(a)	200,000	200,032,940
Sumitomo Mitsui Banking Corp.
4.54%, 06/16/25	100,000	100,018,942
4.59%, 04/09/25(a)	139,000	139,002,961
Wells Fargo Bank NA
5.18%, 02/07/25	112,000	112,067,342
(1-day SOFR + 0.30%), 4.67%, 02/21/25(a)	120,000	120,034,020
(1-day SOFR + 0.34%), 4.71%, 01/30/25(a)	200,000	200,040,148
		4,692,501,987
Yankee — 23.6%
Banco Santander SA, 5.44%, 01/31/25(b)	200,000	200,151,188
Bank of Montreal/Chicago(b)
4.56%, 11/10/25	150,000	150,033,108
4.77%, 10/20/25(a)	192,000	192,135,704
4.77%, 10/24/25(a)	287,000	287,087,041
4.77%, 11/17/25(a)	200,000	200,100,876
4.77%, 12/01/25(a)	169,000	169,043,751
4.77%, 01/05/26(a)	132,000	132,012,936
5.50%, 06/11/25	100,000	100,395,946
5.53%, 05/27/25	93,000	93,344,918
(1-day SOFR + 0.49%), 4.86%, 01/10/25(a)	165,000	165,020,366
Bank of Nova Scotia/Houston, (1-day SOFR + 0.30%), 4.67%, 02/21/25(a)(b)	175,000	175,038,395
Barclays Bank PLC/New York, (1-day SOFR + 0.38%), 4.75%, 02/14/25(a)(b)	100,000	100,032,208
BNP Paribas SA/New York(b)
1.00%, 06/04/25(a)	194,000	194,000,000
4.65%, 05/09/25(a)	170,000	170,051,813
4.65%, 08/07/25(a)	171,000	170,977,873
5.40%, 01/31/25	199,000	199,149,586
Security	Par (000)	Value
Yankee (continued)
BNP Paribas SA/New York(b) (continued)
(1-day SOFR + 0.34%), 4.71%, 02/03/25(a)	$213,000	$ 213,048,509
Canadian Imperial Bank of Commerce/New York(b)
4.50%, 10/09/25	136,000	135,966,092
4.55%, 11/10/25	166,000	166,022,802
4.63%, 04/01/25(a)	184,000	184,037,823
4.72%, 09/23/25(a)	163,000	163,069,347
5.45%, 06/05/25	150,000	150,539,992
5.50%, 05/23/25	99,000	99,349,695
(1-day SOFR + 0.26%), 4.63%, 02/20/25(a)	160,000	160,033,421
(1-day SOFR + 0.26%), 4.63%, 03/04/25(a)	177,000	177,045,031
Cooperatieve Rabobank UA/New York(a)(b)
4.62%, 04/08/25	139,000	139,039,992
(1-day SOFR + 0.30%), 4.67%, 02/03/25	228,000	228,048,359
Credit Agricole Corporate and Investment Bank SA/New York(b)
4.60%, 07/01/25	125,000	125,039,636
4.66%, 06/20/25(a)	100,000	100,009,043
4.67%, 08/06/25(a)	114,000	113,995,285
5.06%, 02/03/25	84,000	84,054,653
5.38%, 01/31/25	250,000	250,213,197
5.40%, 01/31/25	187,000	187,161,589
5.50%, 05/23/25	94,000	94,323,148
Credit Industriel Et Commercial SA/New York(b)
4.60%, 07/01/25	172,000	172,097,182
5.35%, 02/12/25	196,000	196,173,397
5.50%, 05/12/25	99,000	99,310,544
Deutsche Bank AG/New York(a)(b)
4.60%, 01/17/25	139,000	139,007,207
5.13%, 05/01/25	200,000	200,032,270
Lloyds Bank Corporate Markets PLC(b)
5.20%, 05/23/25	188,000	188,462,538
5.29%, 04/01/25	235,000	235,397,604
Mitsubishi UFJ Trust & Banking Corp./New York(a)(b)
4.62%, 02/24/25	229,000	229,042,715
4.77%, 08/06/25	192,000	192,162,852
4.77%, 11/12/25	170,000	170,063,918
(1-day SOFR + 0.40%), 4.77%, 05/02/25	90,000	90,067,548
(1-day SOFR + 0.40%), 4.77%, 07/01/25	150,000	150,112,903
Mizuho Bank Ltd./New York(b)
4.60%, 11/07/25	169,000	169,123,380
4.69%, 05/07/25(a)	167,000	167,007,634
4.70%, 06/18/25(a)	120,000	119,995,987
4.71%, 03/21/25(a)	122,000	122,013,350
5.08%, 01/22/25	142,000	142,049,133
(1-day SOFR + 0.42%), 4.88%, 01/10/25(a)	250,000	250,023,362
MUFG Bank Ltd./New York(b)
4.69%, 05/01/25(a)	200,000	199,993,260
4.71%, 06/20/25(a)	100,000	99,976,005
5.19%, 01/08/25	250,000	250,032,900
(1-day SOFR + 0.36%), 4.73%, 01/31/25(a)	177,000	177,036,961
Natixis SA/New York(b)
4.98%, 02/28/25	165,000	165,113,609
5.50%, 05/12/25	96,000	96,298,975
Nordea Bank Abp/New York(b)
4.61%, 04/28/25(a)	100,000	100,046,105
5.30%, 02/14/25	139,000	139,125,195
Royal Bank of Canada/New York(b)
4.50%, 10/07/25	100,000	99,995,460
4.55%, 11/07/25	165,000	165,089,574
Master Portfolio Schedule of Investments
15

Schedule of Investments (continued)
December 31, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Yankee (continued)
Royal Bank of Canada/New York(b) (continued)
4.72%, 07/10/25(a)	$173,000	$ 173,118,566
4.72%, 12/05/25(a)	117,000	117,018,142
Standard Chartered Bank/New York(b)
4.60%, 07/01/25	172,000	171,996,440
4.77%, 11/06/25(a)	203,000	202,926,920
5.18%, 05/27/25	224,000	224,478,363
5.20%, 01/08/25	250,000	250,037,010
5.35%, 04/10/25	175,000	175,293,027
5.50%, 04/09/25	140,000	140,270,432
Sumitomo Mitsui Banking Corp./New York(a)(b)
4.60%, 05/05/25	133,000	132,994,631
4.60%, 05/07/25	170,000	169,992,534
4.63%, 06/10/25	96,000	95,999,407
4.64%, 07/03/25	200,000	199,988,956
Sumitomo Mitsui Trust Bank Ltd./ New York(a)(b)
4.59%, 04/21/25	50,000	50,005,522
4.60%, 04/15/25	159,000	159,023,047
4.60%, 05/14/25	191,000	191,021,107
4.61%, 03/24/25	125,000	125,020,940
Svenska Handelsbanken/New York(b)
4.63%, 05/28/25(a)	226,000	226,078,944
4.72%, 08/21/25(a)	137,000	137,089,488
5.31%, 02/18/25	151,000	151,159,566
5.35%, 04/09/25	150,000	150,317,607
5.47%, 02/20/25	100,000	100,127,127
(1-day SOFR + 0.27%), 4.64%, 02/05/25(a)	200,000	200,036,508
Swedbank AB, 5.34%, 04/09/25(b)	150,000	150,305,977
Toronto-Dominion Bank/New York(b)
4.50%, 10/07/25	140,000	139,958,321
4.66%, 10/01/25(a)	200,000	200,000,000
4.72%, 08/07/25(a)	100,000	99,986,845
4.75%, 05/27/25	159,000	159,123,470
5.10%, 08/25/25	186,000	186,605,969
5.40%, 03/31/25	190,000	190,326,391
5.42%, 07/03/25	200,000	200,807,072
5.48%, 05/22/25	100,000	100,325,435
5.70%, 08/08/25(a)	139,000	139,085,730
(1-day SOFR + 0.26%), 4.72%, 02/21/25(a)	150,000	150,031,992
(1-day SOFR + 0.30%), 4.76%, 02/14/25(a)	283,000	283,068,189
Westpac Banking Corp./New York(b)
4.65%, 10/20/25(a)	173,000	172,981,809
5.35%, 01/28/25	124,000	124,070,876
(1-day SOFR + 0.30%), 4.67%, 01/31/25(a)	88,000	88,014,907
(1-day SOFR + 0.30%), 4.67%, 02/03/25(a)	100,000	100,018,386
(1-day SOFR + 0.33%), 4.70%, 01/24/25(a)	135,000	135,021,905
		16,158,152,449
		20,850,654,436
Commercial Paper — 23.7%
Alinghi Funding Co. LLC(c)(d)
5.53%, 01/06/25	223,000	222,836,253
5.41%, 01/14/25	129,000	128,777,711
4.73%, 04/25/25	111,000	109,423,286
Aquitaine Funding Co. LLC(c)(d)
4.50%, 01/02/25	1,000,000	999,756,190
4.49%, 01/06/25	152,000	151,888,388
4.83%, 01/08/25	143,000	142,859,726
ASB Bank Ltd., (1-day SOFR + 0.38%), 4.75%, 05/15/25(a)(d)	66,000	66,042,765
Australia & New Zealand Banking Group Ltd.(d)
5.15%, 01/14/25(c)	140,000	139,763,799
Security	Par (000)	Value
Commercial Paper (continued)
Australia & New Zealand Banking Group Ltd.(d) (continued)
4.63%, 04/22/25(a)	$184,000	$ 184,059,469
4.63%, 08/21/25(a)	100,000	99,985,562
Bank of Montreal(d)
5.40%, 04/01/25(c)	234,000	231,415,028
4.76%, 05/15/25(a)	83,000	83,013,148
4.67%, 05/21/25(a)	119,000	119,020,937
BPCE SA(c)(d)
5.44%, 01/31/25	150,000	149,431,581
4.66%, 05/02/25	180,000	177,298,106
Caisse d’Amortissement de la Dette Sociale(c)(d)
4.81%, 02/10/25	200,000	199,005,218
4.98%, 02/12/25	100,000	99,478,187
Chesham Finance Ltd./Chesham Finance LLC(c)(d)
4.37%, 01/02/25	461,000	460,884,750
4.43%, 01/02/25	266,500	266,435,470
4.36%, 01/06/25	185,000	184,865,081
4.42%, 01/06/25	682,000	681,502,624
Cisco Systems, Inc., 5.40%, 01/06/25(c)(d)	229,000	228,835,555
Citigroup Global Markets, Inc.(d)
4.73%, 04/09/25(a)	117,000	117,014,128
5.38%, 04/09/25(c)	131,000	129,388,242
Concord Minutemen Capital Co. LLC(a)(d)
4.67%, 02/10/25	228,000	228,027,337
4.67%, 02/27/25	100,000	100,009,306
4.65%, 04/28/25	174,000	173,994,084
4.67%, 05/29/25	175,000	174,978,125
4.77%, 07/07/25	117,000	117,041,886
Constellation Funding Co. LLC(c)(d)
4.93%, 06/04/25	150,000	147,016,250
4.87%, 06/05/25	114,000	111,717,720
Endeavour Funding Co. LLC(c)(d)
5.54%, 01/06/25	200,000	199,853,142
4.77%, 04/10/25	102,000	100,724,055
4.70%, 04/16/25	142,500	140,612,154
4.76%, 04/29/25	186,000	183,238,988
Erste Finance Delaware LLC, 4.34%, 01/03/25(c)(d)	780,000	779,718,459
Hqla Funding LLC, 4.51%, 01/02/25(c)(d)	95,032	95,007,957
HSBC Bank PLC(a)(d)
(1-day SOFR + 0.38%), 4.84%, 01/23/25	129,000	129,023,399
(1-day SOFR + 0.38%), 4.84%, 01/29/25	170,000	170,037,402
(1-day SOFR + 0.38%), 4.84%, 05/02/25	95,000	95,063,878
(1-day SOFR + 0.39%), 4.85%, 01/06/25	223,000	223,011,134
ING U.S. Funding LLC(d)
5.37%, 02/18/25(c)	150,000	149,097,039
4.72%, 08/19/25(a)	100,000	100,001,771
Ionic Funding LLC(c)
4.55%, 01/03/25	500,000	499,816,550
4.50%, 01/06/25	125,000	124,908,006
Legacy Capital Co. LLC(a)(d)
4.72%, 05/16/25	100,000	100,009,280
4.72%, 08/11/25	86,000	85,957,860
4.72%, 08/18/25	83,000	82,952,856
Lion Bay Funding LLC, 4.34%, 01/02/25(c)(d)	94,300	94,277,218
Lloyds Bank PLC(d)
5.39%, 02/10/25(c)	164,000	163,177,306
4.61%, 10/29/25(c)	130,000	125,219,514
(1-day SOFR + 0.35%), 4.81%, 02/14/25(a)	175,000	175,039,842
Macquarie Bank Ltd.(d)
5.34%, 01/13/25(c)	150,000	149,761,898
4.98%, 02/12/25(c)	100,000	99,468,631
16
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Paper (continued)
Macquarie Bank Ltd.(d) (continued)
5.28%, 04/17/25(c)	$189,000	$ 186,494,595
5.23%, 04/22/25(c)	100,000	98,612,444
4.73%, 08/20/25(a)	100,000	99,974,420
4.83%, 08/22/25(a)	120,000	120,045,929
4.54%, 10/29/25(c)	100,000	96,306,484
4.86%, 12/11/25(a)	168,000	168,062,328
(1-day SOFR + 0.27%), 4.64%, 03/07/25(a)	135,000	135,025,686
(1-day SOFR + 0.28%), 4.65%, 03/03/25(a)	185,000	185,038,915
(1-day SOFR + 0.30%), 4.67%, 03/21/25(a)	100,000	100,022,687
(1-day SOFR + 0.43%), 4.89%, 02/03/25(a)	100,000	100,030,147
Mainbeach Funding LLC, 4.34%, 01/02/25(c)(d)	199,000	198,951,924
National Australia Bank Ltd., (1-day SOFR + 0.30%), 4.67%, 01/30/25(a)(d)	170,000	170,028,482
National Bank of Canada
5.21%, 01/21/25(c)(d)	162,000	161,587,318
4.59%, 02/10/25(a)(d)	139,000	139,016,438
5.48%, 06/12/25(c)(d)	79,000	77,413,387
4.73%, 08/19/25(a)(d)	134,000	134,109,407
4.54%, 10/31/25	259,455	249,851,906
(1-day SOFR + 0.33%), 4.70%, 02/03/25(a)(d)	105,000	105,022,267
NatWest Markets PLC, 4.68%, 04/21/25(c)(d)	100,000	98,647,280
Overwatch Alpha Funding LLC, 4.39%, 01/02/25	704,500	704,329,412
Paradelle Funding LLC, 4.39%, 05/05/25(c)(d)	182,000	179,183,634
Ranger Funding Co. LLC, 4.91%, 03/11/25(c)(d)	120,000	118,883,280
Royal Bank of Canada, 4.55%, 11/07/25(c)(d)	50,000	48,144,756
Svenska Handelsbanken AB, 4.72%, 07/18/25(a)(d)	100,000	100,014,871
Toyota Finance Australia Ltd., 4.68%, 06/04/25(c)	73,000	71,598,721
Toyota Motor Credit Corp.
4.55%, 07/07/25(c)	100,000	97,687,948
5.09%, 07/29/25(a)	175,000	174,989,850
UBS AG/London(a)(d)
5.00%, 07/02/25	154,000	154,013,085
4.77%, 08/06/25	150,000	150,148,032
4.95%, 11/10/25	219,000	219,045,992
(1-day SOFR + 0.28%), 4.69%, 03/26/25	187,000	187,070,518
Washington Morgan Capital Co. LLC(d)
4.65%, 01/31/25(a)	87,000	86,993,040
5.16%, 02/14/25(c)	86,000	85,523,775
4.75%, 05/02/25(a)	134,000	134,015,837
4.67%, 05/09/25(a)	133,000	132,963,425
Westpac Banking Corp.(a)(d)
4.64%, 05/12/25	104,000	104,044,999
(1-day SOFR + 0.25%), 4.62%, 03/25/25	91,000	91,022,419
Westpac Securities NZ Ltd./London(d)
5.10%, 01/24/25(c)	141,000	140,588,782
(1-day SOFR + 0.36%), 4.73%, 05/08/25(a)	97,000	97,063,874
		16,193,312,545
Corporate Bonds — 0.9%
Automobiles — 0.9%
Toyota Motor Credit Corp.(a)
4.67%, 02/24/25	174,000	174,019,067
5.22%, 12/09/25	131,000	130,987,653
Series B, 4.71%, 06/10/25	167,000	167,057,689
Series B, 5.17%, 09/17/25(d)	157,200	157,255,020
		629,319,429
Security	Par (000)	Value
Municipal Bonds — 0.9%
Florida — 0.3%
JPMorgan Chase Putters/Drivers Trust RB, VRDN, 4.38%, 01/02/25(d)(e)	$166,955	$ 166,955,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., RB, Series 2023-1, VRDN, 4.37%, 01/07/25(e)	54,237	54,237,000
Minnesota — 0.1%
Ecmc Group, Inc., RB, VRDN, 4.37%, 01/07/25(e)	92,700	92,700,000
Montana — 0.0%
Taxable Municipal Funding Trust, RB, Series 2018-4, VRDN, (AGM-CR), 4.45%, 01/07/25(d)(e)	3,000	3,000,000
New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB, Series A, VRDN, 4.52%, 01/07/25(d)(e)	12,500	12,500,000
New York — 0.3%
Jets Stadium Development LLC(d)(e)
Series A-4A, VRDN, 5.00%, 01/07/25	38,055	38,055,000
Series A-4B, VRDN, 5.00%, 01/07/25	2,400	2,400,000
Series A-4C, VRDN, 5.00%, 01/07/25	32,900	32,900,000
Jets Stadium Finance Issuer 2015 LLC, VRDN, 5.00%, 01/07/25(d)(e)	115,780	115,780,000
Taxable Municipal Funding Trust, RB, Series 2019, VRDN, 4.45%, 01/07/25(d)(e)	42,315	42,315,000
Tender Option Bond Trust Receipts/Certificates, Refunding RB, Series 2021, VRDN, 4.51%, 01/07/25(d)(e)	2,000	2,000,000
		233,450,000
Ohio — 0.0%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 4.45%, 01/07/25(d)(e)	28,765	28,765,000
Texas — 0.1%
North Texas Higher Education Authority, Inc., RB, Series 2023-1, VRDN, 4.37%, 01/07/25(e)	34,700	34,700,000
		626,307,000
Time Deposits — 11.0%
Bank of Montreal, 4.35%, 01/02/25	888,000	888,000,000
Canadian Imperial Bank Of Commerce, 4.33%, 01/02/25	828,000	828,000,000
Credit Agricole Corporate And Investment Bank SA, 4.32%, 01/02/25	152,000	152,000,000
First Abu Dhabi Bank, 4.33%, 01/02/25	550,000	550,000,000
KBC Bank NV/New York, 4.33%, 01/02/25	31,000	31,000,000
Landesbank Hessen Thueringen Giroze
4.35%, 01/02/25	305,000	305,000,000
4.37%, 01/03/25	1,000,000	1,000,000,000
4.37%, 01/06/25	1,470,000	1,470,000,000
Mizuho Bank Ltd, New York Branch, 4.33%, 01/02/25	492,000	492,000,000
Royal Bank Of Canada, Toronto Branch
4.35%, 01/02/25	1,000,000	1,000,000,000
4.36%, 01/06/25	500,000	500,000,000
Skandinaviska Enskilda Banken, 4.33%, 01/02/25	270,000	270,000,000
		7,486,000,000
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bills(c)
4.42%, 03/27/25	157,000	155,465,245
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2024
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(c) (continued)
4.41%, 05/08/25	$230,000	$ 226,665,028
U.S. Treasury Notes(a)
(3-mo. U.S. Treasury Money Market Yield + 0.20%), 4.48%, 01/31/25	712,000	712,023,097
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.44%, 04/30/25	339,000	339,067,054
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 4.40%, 07/31/25	182,000	182,046,033
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.45%, 10/31/25	304,000	304,100,639
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.43%, 04/30/26	182,000	182,003,185
		2,101,370,281
Total Short-Term Securities —70.1% (Cost: $47,870,033,804)		47,886,963,691
Total Repurchase Agreements — 25.8% (Cost: $17,654,500,000)		17,654,500,000
Total Investments — 95.9% (Cost: $65,524,533,804(f))		65,541,463,691
Other Assets Less Liabilities — 4.1%		2,813,545,742
Net Assets — 100.0%		$ 68,355,009,433

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	4.55%(a)	12/31/24	01/02/25	$ 210,000	$ 210,000,000	$ 210,053,083	Corporate Debt/Obligation, 0.80% to 8.13%, due 3/10/25 to 12/31/79	$ 237,497,900	$ 220,555,738
	4.73 (a)	12/31/24	02/04/25	130,000	130,000,000	130,597,819	Corporate Debt/Obligation, 0.80% to 7.13%, due 3/01/25 to 11/15/49	156,179,000	136,535,887
Total Bank of Nova Scotia					$ 340,000,000				$ 357,091,625
Barclays Bank PLC	4.43 (a)	12/31/24	01/02/25	1,235,000	1,235,000,000	1,235,303,947	U.S. Treasury Obligation, 0.63% to 4.63%, due 2/28/26 to 5/15/53	1,294,587,900	1,259,700,030
	4.58 (a)	12/31/24	02/04/25	104,000	104,000,000	104,463,089	Corporate Debt/Obligation, 5.00% to 5.75%, due 2/01/26 to 7/01/54	103,700,000	111,282,587
	4.73 (a)	12/31/24	02/05/25	70,000	70,000,000	70,331,100	Corporate Debt/Obligation, 0.00% to 8.78%, due 8/25/32 to 2/25/62	287,892,092	75,418,896
	4.46	12/31/24	01/02/25	300,000	300,000,000	300,074,333	U.S. Government Sponsored Agency Obligation, 0.00% to 7.00%, due 11/20/32 to 4/15/66	1,074,137,063	306,038,089
	4.45 (a)	12/31/24	01/02/25	307,000	307,000,000	307,075,897	Corporate Debt/Obligation, 0.00% to 7.60%, due 12/15/27 to 9/01/66	341,162,000	328,491,205
	4.56 (a)	12/31/24	01/07/25	100,000	100,000,000	100,088,667	Corporate Debt/Obligation, 0.00% to 11.75%, due 1/02/25 to 2/25/62	383,356,124	107,769,954
Total Barclays Bank PLC					$ 2,116,000,000				$ 2,188,700,761
18
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Barclays Capital, Inc.	4.41%(a)	12/31/24	01/07/25	$ 202,000	$ 202,000,000	$ 202,173,215	U.S. Government Sponsored Agency Obligation, 1.50% to 7.00%, due 4/15/37 to 5/25/54	$ 1,779,121,389	$ 224,220,000
	4.56 (a)	12/31/24	02/04/25	274,000	274,000,000	275,214,733	U.S. Treasury Obligation, 0.00% to 7.13%, due 1/10/25 to 2/03/50	273,073,300	279,480,032
	4.73 (a)	12/31/24	02/05/25	68,000	68,000,000	68,321,640	Corporate Debt/Obligation, 0.00% to 11.00%, due 8/10/25 to 2/25/69	5,489,552,324	76,169,906
Total Barclays Capital, Inc.					$ 544,000,000				$ 579,869,938
BNP Paribas S.A.	4.43 (a)	12/31/24	01/02/25	321,000	321,000,000	321,079,002	U.S. Treasury Obligation, 0.00% to 10.75%, due 4/01/25 to 9/15/2115	361,580,600	337,051,083
	4.74 (a)	12/31/24	04/05/25	85,000	85,000,000	86,063,208	Corporate Debt/Obligation, 3.13% to 14.75%, due 5/15/25 to 1/15/84	101,543,628	97,192,301
Total BNP Paribas S.A.					$ 406,000,000				$ 434,243,384
BofA Securities, Inc.	4.45	12/31/24	01/02/25	373,000	373,000,000	373,092,214	Corporate Debt/Obligation, 0.00% to 7.90%, due 1/02/25 to 8/25/69	2,152,191,679	399,110,000
	4.46	12/31/24	01/02/25	10,000	10,000,000	10,002,478	U.S. Government Sponsored Agency Obligation, 0.00% to 6.00%, due 9/20/51 to 10/20/74	524,855,798	10,500,000
	4.48	12/31/24	01/02/25	137,000	137,000,000	137,034,098	Corporate Debt/Obligation, 0.00% to 13.38%, due 4/15/26 to 12/31/79	606,858,386	152,326,237
	4.65 (a)	12/31/24	02/04/25	298,000	298,000,000	299,347,208	Corporate Debt/Obligation, 0.33% to 9.95%, due 3/15/27 to 11/25/69	1,144,043,718	318,860,000
	4.55 (a)	12/31/24	02/04/25	100,000	100,000,000	100,442,361	Corporate Debt/Obligation, 1.59% to 6.65%, due 2/15/25 to 12/31/79	111,813,000	105,000,236
Total BofA Securities, Inc.					$ 918,000,000				$ 985,796,473
Citigroup Global Markets, Inc.(b)	4.45	12/31/24	01/02/25	750,000	750,000,000	750,185,417	U.S. Treasury Obligation, 3.38% to 4.63%, due 6/30/26 to 9/15/27	763,650,500	765,000,054
	4.45	12/31/24	01/02/25	5,000	5,000,000	5,001,236	U.S. Treasury Obligation, 2.88% to 3.88%, due 4/30/29 to 11/30/29	5,247,810	5,100,002
	4.44 (a)	12/31/24	01/02/25	150,000	150,000,000	150,037,000	U.S. Treasury Obligation, 0.00% to 4.88%, due 1/02/25 to 2/15/43	150,022,000	153,444,133
	4.46	12/31/24	01/02/25	622,000	622,000,000	622,154,118	U.S. Treasury Obligation, 0.63% to 1.63%, due 5/15/26 to 7/31/26	667,523,400	634,440,040
Total Citigroup Global Markets, Inc.					$ 1,527,000,000				$ 1,557,984,229
Credit Agricole Corp.(b)	4.45	12/31/24	01/02/25	9,000	9,000,000	9,002,225	U.S. Treasury Obligation, 0.25% to 4.13%, due 5/31/25 to 9/30/31	9,406,064	9,180,001
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2024
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Credit Agricole Corp. (continued)	4.46%	12/31/24	01/02/25	$ 500,000	$ 500,000,000	$ 500,123,889	U.S. Government Sponsored Agency Obligation, 2.00% to 6.50%, due 10/01/50 to 10/01/54	$ 590,232,277	$ 515,000,000
	4.50 (a)	12/31/24	01/07/25	181,000	181,000,000	181,158,375	Corporate Debt/Obligation, 0.00% to 9.38%, due 1/07/25 to 12/31/79	210,342,704	193,349,780
Total Credit Agricole Corp.					$ 690,000,000				$ 717,529,781
Deutsche Bank Securities, Inc.	4.45	12/31/24	01/02/25	700,000	700,000,000	700,173,055	U.S. Treasury Obligation, 0.50% to 4.63%, due 2/28/26 to 12/31/29	734,502,700	714,000,040
	4.46	12/31/24	01/02/25	500,000	500,000,000	500,123,889	U.S. Treasury Obligation, 1.88% to 3.88%, due 2/15/41 to 8/15/49	704,175,300	510,000,036
Total Deutsche Bank Securities, Inc.					$ 1,200,000,000				$ 1,224,000,076
Federal Reserve Bank of New York	4.25	12/31/24	01/02/25	1,000	1,000,000	1,000,236	U.S. Treasury Obligation, 3.88%, due 8/15/40	1,091,300	1,000,322
Fixed Income Clearing Corporation - NOMU	4.47	12/31/24	01/02/25	1,600,000	1,600,000,000	1,600,397,333	U.S. Treasury Obligation, 0.00% to 6.75%, due 1/21/25 to 5/15/52	1,834,233,700	1,632,000,005
Fixed Income Clearing Corporation - WFBK	4.46	12/31/24	01/02/25	855,000	855,000,000	855,211,850	U.S. Government Sponsored Agency Obligation, 1.50% to 8.50%, due 11/20/30 to 12/20/54	1,811,256,894	872,100,000
Goldman Sachs & Co.	4.46	12/31/24	01/02/25	468,000	468,000,000	468,115,960	U.S. Government Sponsored Agency Obligation, 2.00% to 7.50%, due 8/15/25 to 9/20/64	938,128,524	477,360,001
	4.79 (a)	12/31/24	02/14/25	32,500	32,500,000	32,694,594	Corporate Debt/Obligation, 3.50% to 8.45%, due 5/31/30 to 5/15/67	44,195,823	33,990,177
Total Goldman Sachs & Co.					$ 500,500,000				$ 511,350,178
J.P. Morgan Securities LLC	4.81 (a)	12/31/24	03/31/25	435,000	435,000,000	440,230,875	Corporate Debt/Obligation, 0.00% to 12.25%, due 1/02/25 to 6/05/2115	1,537,537,549	467,834,855
	4.40 (a)	12/31/24	01/07/25	821,000	821,000,000	821,702,411	U.S. Government Sponsored Agency Obligation, 2.00% to 7.50%, due 10/20/26 to 10/20/64	1,518,885,962	837,420,000
	4.53 (a)	12/31/24	01/07/25	230,000	230,000,000	230,202,592	Corporate Debt/Obligation, 1.45% to 9.25%, due 1/10/25 to 12/31/2100	250,783,000	243,534,131
	4.53 (a)	12/31/24	01/07/25	650,000	650,000,000	650,572,542	Corporate Debt/Obligation, 1.12% to 9.00%, due 1/29/25 to 1/28/85	737,253,000	682,500,333
	4.70 (a)	12/31/24	03/31/25	140,000	140,000,000	141,645,000	Corporate Debt/Obligation, 0.00% to 6.37%, due 8/16/27 to 11/25/59	219,054,894	149,800,000
	4.46	12/31/24	01/02/25	300,000	300,000,000	300,074,333	U.S. Government Sponsored Agency Obligation, 0.00% to 7.00%, due 2/20/27 to 11/20/64	458,943,829	306,000,000
	4.45 (a)	12/31/24	01/02/25	200,000	200,000,000	200,049,444	U.S. Government Sponsored Agency Obligation, 0.00% to 6.50%, due 3/18/25 to 6/16/65	4,318,402,555	207,774,855
20
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
J.P. Morgan Securities LLC(continued) (continued)	4.53%(a)	12/31/24	01/02/25	$ 100,000	$ 100,000,000	$ 100,025,167	Corporate Debt/Obligation, 0.00% to 6.81%, due 2/01/25 to 11/15/63	$ 122,040,971	$ 107,000,001
	4.55 (a)	12/31/24	01/02/25	163,000	163,000,000	163,041,203	Corporate Debt/Obligation, 0.00% to 10.38%, due 1/13/25 to 1/15/72	192,961,817	176,432,604
	4.63 (a)	12/31/24	01/02/25	230,000	230,000,000	230,059,161	Corporate Debt/Obligation, 2.90% to 9.98%, due 1/10/25 to 12/31/2100	235,755,000	241,893,641
	4.64 (a)	12/31/24	04/01/25	325,000	325,000,000	328,811,889	Corporate Debt/Obligation, 0.00% to 7.63%, due 2/01/26 to 8/15/2122	351,704,883	347,750,001
	4.81 (a)	12/31/24	03/31/25	143,000	143,000,000	144,719,575	Corporate Debt/Obligation, 0.00% to 11.00%, due 10/20/27 to 8/25/52	356,747,632	155,053,084
	4.81 (a)	12/31/24	03/31/25	205,000	205,000,000	207,465,125	Corporate Debt/Obligation, 0.00% to 13.00%, due 10/16/25 to 12/31/79	229,740,026	222,183,277
Total J.P. Morgan Securities LLC					$ 3,942,000,000				$ 4,145,176,782
Mizuho Security USA, Inc.	4.48 (a)	12/31/24	01/02/25	110,000	110,000,000	110,027,378	Corporate Debt/Obligation, 5.00% to 5.50%, due 6/15/38 to 12/31/54	107,485,000	117,702,665
	4.78 (a)	12/31/24	02/04/25	75,000	75,000,000	75,348,542	Corporate Debt/Obligation, 1.40% to 10.58%, due 1/02/25 to 7/28/2121	119,659,096	80,253,065
	4.88 (a)	12/31/24	04/01/25	110,000	110,000,000	111,356,911	Corporate Debt/Obligation, 2.31% to 8.28%, due 10/21/30 to 5/25/68	127,067,110	117,700,564
Total Mizuho Security USA, Inc.					$ 295,000,000				$ 315,656,294
Natixis SA	4.49 (a)	12/31/24	01/02/25	134,000	134,000,000	134,033,426	Corporate Debt/Obligation, 1.20% to 8.50%, due 3/17/25 to 11/15/95	154,619,327	140,700,000
	4.52 (a)	12/31/24	01/07/25	120,000	120,000,000	120,105,467	Corporate Debt/Obligation, 1.20% to 8.50%, due 3/17/25 to 9/15/55	136,750,231	126,000,734
Total Natixis SA					$ 254,000,000				$ 266,700,734
Nomura Securities International LLC	4.48	12/31/24	01/02/25	250,000	250,000,000	250,062,222	U.S. Government Sponsored Agency Obligation, 2.50% to 7.50%, due 11/20/39 to 5/15/65	290,849,867	255,020,706
Scotia Capital (USA), Inc.	4.73 (a)	12/31/24	02/04/25	90,000	90,000,000	90,413,875	Corporate Debt/Obligation, 3.40% to 8.50%, due 1/07/25 to 11/29/45	97,536,249	98,499,228
TD Securities (USA) LLC	4.41 (a)	12/31/24	01/02/25	795,000	795,000,000	795,194,775	U.S. Treasury Obligation, 0.00% to 14.75%, due 1/11/25 to 11/15/64	882,297,141	839,593,767
	4.43 (a)	12/31/24	01/07/25	445,000	445,000,000	445,383,318	Corporate Debt/Obligation, 0.99% to 6.17%, due 1/15/26 to 12/01/54	488,140,000	467,250,256
	4.63 (a)	12/31/24	02/04/25	86,000	86,000,000	86,387,119	Corporate Debt/Obligation, 3.10% to 11.50%, due 10/15/25 to 5/19/32	98,025,000	98,696,407
Total TD Securities (USA) LLC					$ 1,326,000,000				$ 1,405,540,430
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2024
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
U.S. Bancorp Investments, Inc.	4.40%(a)	12/31/24	01/02/25	$ 410,000	$ 410,000,000	$ 410,100,222	U.S. Government Sponsored Agency Obligation, 0.00% to 8.50%, due 4/15/26 to 7/15/33	$ 424,469,952	$ 418,200,054
Wells Fargo Securities LLC	4.79 (a)	12/31/24	04/10/25	390,000	390,000,000	395,189,167	Corporate Debt/Obligation, 0.00% to 7.35%, due 3/01/25 to 10/01/64	510,651,281	417,709,467
					$ 17,654,500,000				$ 18,384,170,467

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 20,850,654,436	$ —	$ 20,850,654,436
Commercial Paper	—	16,193,312,545	—	16,193,312,545
Corporate Bonds	—	629,319,429	—	629,319,429
Municipal Bonds	—	626,307,000	—	626,307,000
Time Deposits	—	7,486,000,000	—	7,486,000,000
U.S. Treasury Obligations	—	2,101,370,281	—	2,101,370,281
Repurchase Agreements	—	17,654,500,000	—	17,654,500,000
	$—	$65,541,463,691	$—	$65,541,463,691
See notes to financial statements.
22
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations — 50.1%
U.S. Treasury Bills(a)
4.68%, 01/07/25	$43,500	$ 43,466,877
4.66%, 01/09/25	31,986	31,953,635
4.55%, 01/14/25	30,295	30,246,208
4.80%, 01/21/25	202,160	201,636,630
4.64%, 01/23/25	211,988	211,403,737
4.58%, 01/28/25	163,485	162,937,165
4.77%, 01/30/25	201,800	201,047,054
4.54%, 02/04/25	11,955	11,905,207
4.53%, 02/11/25	408,685	406,634,962
4.98%, 02/13/25	178,000	176,981,647
4.95%, 02/20/25	430,521	427,705,384
4.57%, 02/25/25	26,550	26,369,700
4.56%, 03/04/25	548,000	543,819,065
4.50%, 03/18/25 - 05/29/25	770,655	759,550,591
4.36%, 03/20/25 - 11/28/25	113,465	110,524,720
4.51%, 03/25/25	347,200	343,693,859
4.37%, 04/03/25	241,774	239,170,185
4.42%, 04/08/25 - 04/17/25	423,800	418,583,936
4.46%, 04/10/25 - 06/05/25	143,865	141,546,049
4.35%, 04/15/25 - 06/12/25	301,380	296,153,451
4.34%, 04/22/25	241,700	238,555,081
4.48%, 04/24/25 - 05/01/25	455,840	449,376,596
4.41%, 05/08/25	784,232	772,446,594
5.21%, 05/15/25	16,600	16,294,145
4.47%, 05/22/25	123,870	121,778,972
4.32%, 06/26/25	392,700	384,694,156
4.28%, 07/03/25	209,400	205,022,552
5.02%, 07/10/25	184,000	179,362,944
4.29%, 10/30/25	99,025	95,619,393
4.26%, 12/26/25	350,000	335,794,569
U.S. Treasury Notes
1.13%, 02/28/25	62,790	62,412,907
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.75%, 02/28/25	$78,052	$ 77,776,523
3.88%, 03/31/25	4,850	4,836,549
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.44%, 04/30/25(b)	827,650	827,644,999
(3-mo. U.S. Treasury Money Market Yield + 0.13%), 4.40%, 07/31/25(b)	264,520	264,453,695
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.45%, 10/31/25(b)	598,361	598,340,967
0.38%, 11/30/25 - 12/31/25	67,495	64,985,914
4.25%, 12/31/25	9,890	9,889,901
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.52%, 01/31/26(b)	232,975	232,975,000
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.43%, 04/30/26(b)	677,677	677,670,790
(3-mo. U.S. Treasury Money Market Yield + 0.18%), 4.46%, 07/31/26(b)	201,690	201,522,000
(3-mo. U.S. Treasury Money Market Yield + 0.21%), 4.48%, 10/31/26(b)	481,395	481,395,000
Total Short-Term Securities —50.1% (Cost: $11,088,179,309)		11,088,179,309
Total Repurchase Agreements — 46.0% (Cost: $10,177,000,000)		10,177,000,000
Total Investments — 96.1% (Cost: $21,265,179,309(c))		21,265,179,309
Other Assets Less Liabilities — 3.9%		872,179,988
Net Assets — 100.0%		$ 22,137,359,297

(a)	Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	4.45%	12/31/24	01/02/25	$ 3,000	$ 3,000,000	$ 3,000,742	U.S. Treasury Obligation, 4.00% to 4.63%, due 6/15/27 to 7/31/29	$ 3,056,300	$ 3,060,802
Barclays Bank PLC	4.45	12/31/24	01/02/25	430,000	430,000,000	430,106,306	U.S. Treasury Obligation, 0.00% to 4.75%, due 2/04/25 to 11/15/53	536,976,400	438,600,022
BNP Paribas S.A.	4.45	12/31/24	01/02/25	50,000	50,000,000	50,012,361	U.S. Treasury Obligation, 0.00% to 2.50%, due 5/15/26 to 5/15/53	74,200,576	51,000,000
	4.45	12/31/24	01/02/25	10,000	10,000,000	10,002,472	U.S. Treasury Obligation, 1.88% to 2.38%, due 1/15/27 to 7/15/34	10,359,500	10,200,004
Total BNP Paribas S.A.					$ 60,000,000				$ 61,200,004
BofA Securities, Inc.	4.45	12/31/24	01/02/25	3,000	3,000,000	3,000,742	U.S. Treasury Obligation, 0.13% to 3.13%, due 4/15/25 to 11/15/41	2,519,900	3,060,004
Citigroup Global Markets, Inc.(a)	4.46	12/31/24	01/02/25	1,500,000	1,500,000,000	1,500,371,667	U.S. Treasury Obligation, 0.00% to 6.13%, due 1/15/25 to 5/15/54	1,968,471,500	1,530,000,015
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2024
Treasury Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Citigroup Global Markets, Inc.(continued) (continued)	4.45%	12/31/24	01/02/25	$ 175,000	$ 175,000,000	$ 175,043,264	U.S. Treasury Obligation, 4.13% to 4.88%, due 10/31/28 to 10/31/31	$ 175,171,400	$ 178,500,008
	4.45	12/31/24	01/02/25	270,000	270,000,000	270,066,750	U.S. Treasury Obligation, 2.88% to 3.88%, due 4/30/29 to 11/30/29	283,381,690	275,400,081
	4.45	12/31/24	01/02/25	75,000	75,000,000	75,018,542	U.S. Treasury Obligation, 2.88%, due 5/15/32	84,656,400	76,500,037
Total Citigroup Global Markets, Inc.					$ 2,020,000,000				$ 2,060,400,141
Credit Agricole Corp.(a)	4.45	12/31/24	01/02/25	3,000	3,000,000	3,000,742	U.S. Treasury Obligation, 2.25%, due 8/15/27	3,192,600	3,060,032
	4.45	12/31/24	01/02/25	591,000	591,000,000	591,146,108	U.S. Treasury Obligation, 0.25% to 4.13%, due 5/31/25 to 9/30/31	617,664,736	602,820,058
	4.45	12/31/24	01/02/25	75,000	75,000,000	75,018,542	U.S. Treasury Obligation, 0.63% to 1.25%, due 3/31/28 to 8/15/30	93,578,700	76,500,043
Total Credit Agricole Corp.					$ 669,000,000				$ 682,380,133
Deutsche Bank Securities, Inc.	4.45	12/31/24	01/02/25	210,000	210,000,000	210,051,917	U.S. Treasury Obligation, 2.63% to 4.88%, due 3/31/25 to 1/31/30	213,348,900	214,200,046
Federal Reserve Bank of New York	4.25	12/31/24	01/02/25	450,000	450,000,000	450,106,250	U.S. Treasury Obligation, 3.88%, due 8/15/40	491,043,000	450,106,341
Fixed Income Clearing Corporation - BNP	4.45	12/31/24	01/02/25	1,500,000	1,500,000,000	1,500,370,833	U.S. Treasury Obligation, 1.25% to 4.88%, due 12/31/26 to 11/15/53	1,885,956,800	1,530,000,018
Fixed Income Clearing Corporation - BNYM	4.45	12/31/24	01/02/25	1,500,000	1,500,000,000	1,500,370,833	U.S. Treasury Obligation, 3.38% to 4.00%, due 9/15/27 to 1/31/29	1,536,740,500	1,530,000,095
Fixed Income Clearing Corporation - JPM	4.46	12/31/24	01/02/25	1,000,000	1,000,000,000	1,000,247,778	U.S. Treasury Obligation, 1.00% to 3.75%, due 8/31/26 to 7/31/28	1,130,213,200	1,020,000,028
Fixed Income Clearing Corporation - SSB	4.46	12/31/24	01/02/25	750,000	750,000,000	750,185,833	U.S. Treasury Obligation, 0.38% to 7.63%, due 1/31/25 to 5/15/50	834,855,300	765,000,000
Fixed Income Clearing Corporation - WFBK	4.46	12/31/24	01/02/25	750,000	750,000,000	750,185,833	U.S. Treasury Obligation, 0.75% to 4.88%, due 11/30/25 to 5/15/54	931,739,700	765,000,000
HSBC Securities (USA), Inc.	4.45 (b)	12/31/24	01/02/25	225,000	225,000,000	225,055,625	U.S. Treasury Obligation, 0.00% to 4.63%, due 5/15/25 to 5/15/53	289,296,051	229,500,001
Natixis SA	4.45	12/31/24	01/02/25	82,000	82,000,000	82,020,272	U.S. Treasury Obligation, 0.00% to 4.75%, due 7/15/25 to 8/15/53	108,448,912	83,640,000
	4.45 (b)	12/31/24	01/02/25	100,000	100,000,000	100,024,722	U.S. Treasury Obligation, 0.00% to 5.00%, due 7/15/25 to 8/15/47	114,049,638	102,000,036
Total Natixis SA					$ 182,000,000				$ 185,640,036
SG Americas Securities LLC	4.45	12/31/24	01/02/25	400,000	400,000,000	400,098,889	U.S. Treasury Obligation, 4.00%, due 7/31/30	409,291,600	408,000,054
TD Securities (USA) LLC	4.46	12/31/24	01/02/25	25,000	25,000,000	25,006,194	U.S. Treasury Obligation, 3.88% to 4.25%, due 10/15/25 to 1/15/26	25,264,400	25,500,092
					$ 10,177,000,000				$ 10,371,647,817

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
24
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations	$ —	$ 11,088,179,309	$ —	$ 11,088,179,309
Repurchase Agreements	—	10,177,000,000	—	10,177,000,000
	$—	$21,265,179,309	$—	$21,265,179,309
See notes to financial statements.
Master Portfolio Schedule of Investments
25

Statements of Assets and Liabilities
December 31, 2024

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)	$ 47,886,963,691	$ 11,088,179,309
Cash	2,502,197,999	1,050,481,739
Repurchase agreements, at value(b)	17,654,500,000	10,177,000,000
Receivables:
Interest — unaffiliated	315,800,635	28,242,665
Total assets	68,359,462,325	22,343,903,713
LIABILITIES
Payables:
Investments purchased	—	205,022,551
Investment advisory fees	4,164,794	1,407,016
Trustees’ fees	61,680	61,677
Professional fees	226,418	53,172
Total liabilities	4,452,892	206,544,416
Commitments and contingent liabilities
NET ASSETS	$ 68,355,009,433	$ 22,137,359,297
NET ASSETS CONSIST OF
Investors’ capital	$ 68,338,079,546	$ 22,137,359,297
Net unrealized appreciation (depreciation)	16,929,887	—
NET ASSETS	$ 68,355,009,433	$ 22,137,359,297
(a) Investments, at cost—unaffiliated	$47,870,033,804	$11,088,179,309
(b) Repurchase agreements, at cost	$17,654,500,000	$10,177,000,000
See notes to financial statements.
26
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended December 31, 2024

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
INVESTMENT INCOME
Interest — unaffiliated	$3,748,880,346	$1,259,365,990
Total investment income	3,748,880,346	1,259,365,990
EXPENSES
Investment advisory	69,660,663	24,326,853
Trustees	274,633	208,762
Professional	12,994	13,023
Miscellaneous	54,760	11,135
Total expenses	70,003,050	24,559,773
Less:
Fees waived and/or reimbursed by the Manager	(21,185,826)	(7,519,841)
Total expenses after fees waived and/or reimbursed	48,817,224	17,039,932
Net investment income	3,700,063,122	1,242,326,058
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	646,718	2,081,108
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,649,054)	—
Net realized and unrealized gain (loss)	(5,002,336)	2,081,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,695,060,786	$1,244,407,166
See notes to financial statements.
Master Portfolio Statements of Operations
27

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,700,063,122	$3,675,577,744	$1,242,326,058	$1,081,231,075
Net realized gain	646,718	136,211	2,081,108	179,524
Net change in unrealized appreciation (depreciation)	(5,649,054)	21,155,303	—	—
Net increase in net assets resulting from operations	3,695,060,786	3,696,869,258	1,244,407,166	1,081,410,599
CAPITAL TRANSACTIONS
Proceeds from contributions	398,900,161,154	292,433,207,838	378,268,942,158	376,392,286,394
Value of withdrawals	(396,482,732,319)	(308,509,174,970)	(381,428,414,353)	(373,365,552,461)
Net increase (decrease) in net assets derived from capital transactions	2,417,428,835	(16,075,967,132)	(3,159,472,195)	3,026,733,933
NET ASSETS
Total increase (decrease) in net assets	6,112,489,621	(12,379,097,874)	(1,915,065,029)	4,108,144,532
Beginning of year	62,242,519,812	74,621,617,686	24,052,424,326	19,944,279,794
End of year	$68,355,009,433	$62,242,519,812	$22,137,359,297	$24,052,424,326
See notes to financial statements.
28
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

Money Market Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	5.45%	5.40%	1.81%	0.11%	0.82%
Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	5.34%	5.23%	1.85%	0.13%	0.77%
Supplemental Data
Net assets, end of year (000)	$68,355,009	$62,242,520	$74,621,618	$65,672,660	$60,604,344
See notes to financial statements.
Master Portfolio Financial Highlights
29

Financial Highlights
 (continued)

Treasury Money Market Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	5.26%	5.10%	1.60%	0.03%	0.45%
Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.06%	0.07%
Net investment income	5.11%	5.01%	1.59%	0.01%	0.37%
Supplemental Data
Net assets, end of year (000)	$22,137,359	$24,052,424	$19,944,280	$24,544,723	$21,158,682
See notes to financial statements.
30
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio is classified as diversified.
Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to discretionary liquidity fees.
With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Money Market Master Portfolio’s net redemptions on any business day exceed 5% of the Money Market Master Portfolio’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Master Portfolio.
The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Master Portfolios may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Master Portfolios maintain these balances with a high credit-quality financial institution to minimize credit risk exposure.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Money Market Master Portfolio for the benefit of Money Market Master Portfolio’s remaining shareholders.
Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolios adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect each Master Portfolio’s financial position or results of operations.
The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Master Portfolio. The CODM has concluded that each Master Portfolio operates as a single operating segment since the Master Portfolios have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (Money Market Master Portfolio):  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Investment Valuation Policies (Treasury Money Market Master Portfolio):  U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements  (continued)

cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value ("NAV") per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Money Market Master Portfolio’s assets and liabilities:
•Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.
For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.
32
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Administration: MIP, on behalf of each Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.
With respect to Money Market Master Portfolio, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through June 30, 2025. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the year ended December 31, 2024, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 20,898,199
Treasury Money Market Master Portfolio	7,298,056
The Manager and BAL have also voluntarily agreed to waive a portion of their respective investment advisory and administration fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. For the year ended December 31, 2024, there were no fees waived and/or reimbursed by the Manager under this agreement.
The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to these independent expenses through June 30, 2025. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 287,627
Treasury Money Market Master Portfolio	221,785
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolios may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Master Portfolio’s investment policies and restrictions. Each Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Master Portfolios did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
INCOME TAX INFORMATION
Treasury Money Market Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Treasury Money Market Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
7.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolios and their investments.  Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.
Certain obligations held by the Money Market Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Money Market Master Portfolio monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio and Treasury Money Market Master Portfolio.
Market Risk:  Each  Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each  Master Portfolio to reinvest in lower yielding securities. Each  Master Portfolio   may also be exposed to reinvestment risk, which is the risk that income from each  Master Portfolio’s portfolio will decline if each Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each  Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price the Money Market Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Money Market Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Money Market Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Money Market Master Portfolio, and the Money Market Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolios invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolios may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolios’ performance.
34
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Master Portfolios invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolios invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the series constituting Master Investment Portfolio, hereafter collectively referred to as the "Master Portfolios") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Master Portfolios listed in the table below as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Money Market Master Portfolio
Treasury Money Market Master Portfolio
Basis for Opinions
These financial statements are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on the Master Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
36
2024 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Funds/Master Portfolios for the Funds’/Master Portfolios’ allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds/Master Portfolios may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds/Master Portfolios and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
State Street Bank and Trust Company
North Quincy, MA 02171
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
37

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM-CR	AGM Insured Custodial Receipt
CR	Custodian Receipt
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate
VRDN	Variable Rate Demand Note
38
2024 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in the Funds. Because the share price of BlackRock Cash Funds: Institutional will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. BlackRock Cash Funds: Institutional may impose a fee upon sale of your shares and generally must impose a fee when net sales of Fund shares exceed certain levels. Although BlackRock Cash Funds: Treasury seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Funds is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Funds’ current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• BlackRock Diversified Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
Diversified Equity Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Diversified Equity Fund
3

Statement of Assets and Liabilities
December 31, 2024

BlackRock Diversified Equity Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,077,677,166
Prepaid expenses	779
Total assets	1,077,677,945
LIABILITIES
Payables:
Administration fees	233,647
Professional fees	11,504
Total liabilities	245,151
Commitments and contingent liabilities
NET ASSETS	$ 1,077,432,794
NET ASSETS CONSIST OF
Paid-in capital	$ 915,647,448
Accumulated earnings	161,785,346
NET ASSETS	$ 1,077,432,794
NET ASSET VALUE
Institutional
Net assets	$ 1,077,432,794
Shares outstanding	85,787,207
Net asset value	$ 12.56
Shares authorized	Unlimited
Par value	No par value
See fund notes to financial statements.
4
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

BlackRock Diversified Equity Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$12,868,299
Dividends — affiliated	4,100,991
Interest — unaffiliated	218,138
Securities lending income — affiliated — net	134,266
Foreign taxes withheld	(836,615)
Expenses	(2,935,720)
Fees waived	1,723,486
Total investment income	15,272,845
FUND EXPENSES
Administration	2,119,414
Professional	10,636
Miscellaneous	1,226
Total expenses	2,131,276
Less:
Fees waived and/or reimbursed by the Administrator	(10,636)
Total expenses after fees waived and/or reimbursed	2,120,640
Net investment income	13,152,205
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	30,756,721
Investments — affiliated	(499)
Forward foreign currency exchange contracts	(102,715)
Foreign currency transactions	(297,238)
Futures contracts	14,057,034
Swaps	34,005,421
78,418,724
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	74,657,196
Investments — affiliated	(7,118)
Forward foreign currency exchange contracts	(131,005)
Foreign currency translations	(17,048)
Futures contracts	(2,068,642)
Swaps	17,814,407
90,247,790
Net realized and unrealized gain	168,666,514
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$181,818,719
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(881,804)
(b) Net of reduction in deferred foreign capital gain tax of	$144,179
See fund notes to financial statements.
Fund Statement of Operations
5

Statements of Changes in Net Assets

	BlackRock Diversified Equity Fund
	Year Ended 12/31/24	Period from 09/19/23(a) to 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$13,152,205	$1,624,465
Net realized gain	78,418,724	2,471,698
Net change in unrealized appreciation (depreciation)	90,247,790	57,727,251
Net increase in net assets resulting from operations	181,818,719	61,823,414
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(80,183,520)	(1,673,267)
Decrease in net assets resulting from distributions to shareholders	(80,183,520)	(1,673,267)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	431,445,633	484,201,815
NET ASSETS
Total increase in net assets	533,080,832	544,351,962
Beginning of period	544,351,962	—
End of period	$1,077,432,794	$544,351,962

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See fund notes to financial statements.
6
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Equity Fund
	Institutional
	Year Ended 12/31/24	Period from 09/19/23(a) to 12/31/23

Net asset value, beginning of period	$10.80	$10.00
Net investment income(b)	0.19	0.05
Net realized and unrealized gain	2.57	0.78
Net increase from investment operations	2.76	0.83
Distributions
From net investment income(c)	(0.54)	(0.03)
From net realized gain	(0.46)	—
Total distributions	(1.00)	(0.03)
Net asset value, end of period	$12.56	$10.80
Total Return(d)
Based on net asset value	25.37%	8.34%(e)
Ratios to Average Net Assets(f)(g)
Total expenses	0.39%	0.40%(h)
Total expenses after fees waived and/or reimbursed	0.39%	0.40%(h)
Net investment income	1.55%	1.69%(h)
Supplemental Data
Net assets, end of period (000)	$1,077,433	$544,352
Portfolio turnover rate of the Master Portfolio	113%	125%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See fund notes to financial statements.
Fund Financial Highlights
7

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Equity Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2024, the percentage of the Master Portfolio owned by the Fund was 42.3%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers Institutional Shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.25% based on the average daily net assets of the Fund.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.  For the year ended December 31, 2024, BAL did not waive any amount.
8
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $10,636.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
BlackRock Diversified Equity Fund
Ordinary income	$ 74,189,812	$ 1,673,267
Long-term capital gains	5,993,708	—
	$ 80,183,520	$ 1,673,267
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Diversified Equity Fund	$ 24,061,748	$ 4,470,754	$ 133,252,844	$ 161,785,346

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.
During the year ended December 31, 2024, the Fund utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
BlackRock Diversified Equity Fund	$ 3,375,336
Fund Notes to Financial Statements
9

Notes to Financial Statements  (continued)

6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Year Ended 12/31/24		Period from 09/19/23(a) to 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Equity Fund
Institutional
Shares sold	34,641,388	$ 416,869,947	50,230,155	$ 482,528,648
Shares issued in reinvestment of distributions	6,208,192	80,183,520	156,380	1,673,267
Shares redeemed	(5,448,898)	(65,607,834)	(10)	(100)
	35,400,682	$ 431,445,633	50,386,525	$ 484,201,815

(a)	Commencement of operations.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
10
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of BlackRock Diversified Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Blackrock Diversified Equity Fund (one of the funds constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period September 19, 2023 (commencement of operations) through December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 2024 and for the period September 19, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
11

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
BlackRock Diversified Equity Fund	$ 7,790,316
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Business Income
BlackRock Diversified Equity Fund	$ 60,838
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Diversified Equity Fund	$ 5,993,708
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
BlackRock Diversified Equity Fund	$ 499,163
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Diversified Equity Fund	5.73%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
BlackRock Diversified Equity Fund	$ 994,547
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Diversified Equity Fund	$ 994,547	$ 31,191,913
12
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.(a)	8,089	$ 495,694
AeroVironment, Inc.(a)(b)	6,224	957,811
Airbus SE	2,530	405,131
Archer Aviation, Inc., Class A(a)	33,053	322,267
Astronics Corp.(a)	10,444	166,686
Axon Enterprise, Inc.(a)	639	379,770
BAE Systems PLC	39,198	562,306
Bharat Electronics Ltd.	90,655	309,361
Boeing Co.(a)	4,478	792,606
Bombardier, Inc., Class B(a)	1,185	80,583
BWX Technologies, Inc.	2,437	271,457
Curtiss-Wright Corp.	2,303	817,266
Ducommun, Inc.(a)	12,703	808,673
Embraer SA(a)	11,559	106,013
General Dynamics Corp.	8,955	2,359,553
General Electric Co.	20,303	3,386,337
HEICO Corp.(b)	2,108	501,156
HEICO Corp., Class A	6,749	1,255,854
Hindustan Aeronautics Ltd.	6,443	313,582
Howmet Aerospace, Inc.	4,129	451,589
Kongsberg Gruppen ASA	1,416	159,310
Kratos Defense & Security Solutions, Inc.(a)	16,159	426,274
L3Harris Technologies, Inc.	441	92,733
Leonardo DRS, Inc.(a)	12,709	410,628
Lockheed Martin Corp.	13,838	6,724,438
Mercury Systems, Inc.(a)	9,065	380,730
Moog, Inc., Class A	12,495	2,459,516
Northrop Grumman Corp.	13,686	6,422,703
Rheinmetall AG	1,591	1,016,501
Rocket Lab USA, Inc., Class A(a)	64,492	1,642,611
Rolls-Royce Holdings PLC(a)	200,766	1,423,709
RTX Corp.	36,372	4,208,968
Saab AB, Class B	2,928	61,861
Safran SA	1,521	333,262
Textron, Inc.	6,283	480,587
Thales SA	251	36,042
TransDigm Group, Inc.	434	550,000
V2X, Inc.(a)	10,906	521,634
		42,095,202
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	11,781	258,946
CJ Logistics Corp.	9,379	533,534
Deutsche Post AG, Class N, Registered Shares	7,272	256,719
Expeditors International of Washington, Inc.	12,572	1,392,601
FedEx Corp.	875	246,164
GXO Logistics, Inc.(a)(b)	4,631	201,449
Hub Group, Inc., Class A	20,220	901,003
Radiant Logistics, Inc.(a)	15,080	101,036
SF Holding Co. Ltd., Class A	429,600	2,360,008
United Parcel Service, Inc., Class B	21,733	2,740,531
		8,991,991
Automobile Components — 0.5%
Adient PLC(a)	44,009	758,275
American Axle & Manufacturing Holdings, Inc.(a)	24,840	144,817
BorgWarner, Inc.(b)	22,454	713,813
Cie Generale des Etablissements Michelin SCA	1,986	65,350
Cooper-Standard Holdings, Inc.(a)	7,495	101,632
Dana, Inc.	53,050	613,258
Dorman Products, Inc.(a)	3,505	454,073
Security	Shares	Value
Automobile Components (continued)
Fox Factory Holding Corp.(a)	10,127	$ 306,544
Gentherm, Inc.(a)	6,441	257,157
Goodyear Tire & Rubber Co.(a)	75,670	681,030
Hankook Tire & Technology Co. Ltd.	20,262	523,167
Hanon Systems	224,403	604,820
Hyundai Mobis Co. Ltd.	3,446	548,040
Korea Fuel-Tech Corp.	5,849	17,145
LCI Industries	2,930	302,933
Lear Corp.	6,640	628,808
Minth Group Ltd.(a)	358,000	691,557
Modine Manufacturing Co.(a)(b)	18,248	2,115,491
Patrick Industries, Inc.(b)	9,544	792,916
Standard Motor Products, Inc.	12,703	393,539
Stoneridge, Inc.(a)	5,666	35,526
Valeo SE	4,926	47,414
Visteon Corp.(a)	14,416	1,278,987
		12,076,292
Automobiles — 1.4%
BYD Co. Ltd., Class A	49,800	1,916,217
BYD Co. Ltd., Class H	86,000	2,925,129
Ferrari NV	334	142,517
Geely Automobile Holdings Ltd.	838,000	1,578,205
General Motors Co.	9,546	508,515
Great Wall Motor Co. Ltd., Class A	84,000	301,105
Great Wall Motor Co. Ltd., Class H(b)	226,000	393,849
Hero MotoCorp Ltd.	1,934	93,780
Honda Motor Co. Ltd.	104,500	994,924
Hyundai Motor Co.	8,157	1,158,055
Hyundai Motor India Ltd.(a)	10,791	227,646
Kia Corp.	30,524	2,065,545
Li Auto, Inc., Class A(a)	44,300	529,145
Mahindra & Mahindra Ltd.	37,291	1,305,305
Renault SA	1,810	88,118
Stellantis NV	22,312	290,244
Tata Motors Ltd.	68,236	588,137
Tesla, Inc.(a)	48,841	19,723,949
Toyota Motor Corp.(b)	69,200	1,351,146
XPeng, Inc., Class A(a)	34,700	204,244
		36,385,775
Banks — 7.4%
1st Source Corp.	17,325	1,011,434
ABN AMRO Bank NV(c)	29,339	452,747
Abu Dhabi Commercial Bank PJSC	729,107	2,067,007
Agricultural Bank of China Ltd., Class H	1,666,000	945,486
Al Rajhi Bank	173,517	4,361,492
Alinma Bank	52,033	400,789
Alpha Services and Holdings SA, Class R	203,323	339,382
Amalgamated Financial Corp.	36,056	1,206,794
Ameris Bancorp	14,840	928,539
Associated Banc-Corp.	31,360	749,504
Axis Bank Ltd.	113,775	1,410,822
Axos Financial, Inc.(a)	8,385	585,692
Banc of California, Inc.	30,662	474,035
BancFirst Corp.	1,301	152,451
Banco Bilbao Vizcaya Argentaria SA	41,841	409,390
Banco de Sabadell SA	81,120	157,638
Banco Santander Brasil SA	244,043	945,924
Banco Santander SA	66,487	307,585
Bangkok Bank PCL, NVDR	191,800	847,637
Bank Central Asia Tbk PT	5,661,500	3,403,232
Bank Mandiri Persero Tbk PT	4,090,600	1,439,904
Master Portfolio Schedule of Investments
13

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Bank of America Corp.	244,227	$ 10,733,777
Bank of China Ltd., Class H	4,737,000	2,410,473
Bank of Ireland Group PLC	2,140	19,516
Bank of Marin Bancorp	18,461	438,818
Bank Polska Kasa Opieki SA	21,618	722,620
Bank Rakyat Indonesia Persero Tbk PT	7,954,900	2,008,202
Bank7 Corp.	4,840	225,834
BankFinancial Corp.(b)	20,223	256,731
Bar Harbor Bankshares	3,240	99,079
Barclays PLC	51,027	170,695
BDO Unibank, Inc.	205,880	509,300
BNP Paribas SA	17,715	1,087,644
BOC Hong Kong Holdings Ltd.	16,500	52,687
BOK Financial Corp.	96	10,219
Bridgewater Bancshares, Inc.(a)	6,348	85,761
Brookline Bancorp, Inc.	8,188	96,618
Business First Bancshares, Inc.	7,464	191,825
Byline Bancorp, Inc.(b)	17,254	500,366
CaixaBank SA	11,014	59,797
Camden National Corp.	3,499	149,547
Capital City Bank Group, Inc.	21,738	796,698
Capitec Bank Holdings Ltd.	14,719	2,445,196
Capitol Federal Financial, Inc.	28,670	169,440
Central Pacific Financial Corp.	11,089	322,135
China Construction Bank Corp., Class H	5,154,000	4,269,957
China Merchants Bank Co. Ltd., Class H	160,500	819,253
Citigroup, Inc.	77,424	5,449,875
Citizens Financial Group, Inc.	61,736	2,701,567
City Union Bank Ltd.	105,220	211,272
Civista Bancshares, Inc.	8,380	176,315
CNB Financial Corp.	3,113	77,389
Coastal Financial Corp.(a)	11,797	1,001,683
Colony Bankcorp, Inc.	8,607	138,917
Commerce Bancshares, Inc.(b)	11,615	723,731
Commerzbank AG	11,684	191,880
Commonwealth Bank of Australia	12,365	1,169,991
Community Trust Bancorp, Inc.	10,409	551,989
ConnectOne Bancorp, Inc.(b)	60,623	1,388,873
Credit Agricole SA	35,294	485,628
CrossFirst Bankshares, Inc.(a)	10,364	157,015
CTBC Financial Holding Co. Ltd.	1,446,000	1,721,373
Customers Bancorp, Inc.(a)	6,474	315,154
DBS Group Holdings Ltd.	9,800	314,046
Dime Community Bancshares, Inc.(b)	7,852	241,331
E.Sun Financial Holding Co. Ltd.	2,046,806	1,680,301
Eagle Bancorp, Inc.	6,639	172,813
Enterprise Bancorp, Inc.	7,153	282,830
Enterprise Financial Services Corp.	31,746	1,790,474
Eurobank Ergasias Services and Holdings SA, Class R	692,121	1,595,191
FB Financial Corp.	30,826	1,587,847
Financial Institutions, Inc.	2,124	57,964
FinecoBank Banca Fineco SpA	3,848	67,158
First Abu Dhabi Bank PJSC	391,784	1,465,275
First Bancshares, Inc.	18,497	647,395
First Bank/Hamilton(b)	13,117	184,556
First Busey Corp.	18,382	433,264
First Business Financial Services, Inc.	6,517	301,672
First Financial Bankshares, Inc.(b)	51,002	1,838,622
First Financial Corp.	14,966	691,280
First Financial Holding Co. Ltd.	139,000	114,777
First Financial Northwest, Inc.(b)	16,769	363,887
First Hawaiian, Inc.(b)	427	11,081
Security	Shares	Value
Banks (continued)
First Horizon Corp.	42,583	$ 857,622
First Internet Bancorp	5,290	190,387
First Interstate BancSystem, Inc., Class A(b)	47,312	1,536,221
First Merchants Corp.	12,218	487,376
First Mid Bancshares, Inc.	3,631	133,693
First Northwest Bancorp	2,359	24,062
First of Long Island Corp.	30,366	354,675
First Savings Financial Group, Inc.	1,999	53,093
Flagstar Financial, Inc.(b)	14,508	135,360
Flushing Financial Corp.	30,294	432,598
FNB Corp.	100,790	1,489,676
FS Bancorp, Inc.	2,927	120,183
German American Bancorp, Inc.(b)	5,646	227,082
Glacier Bancorp, Inc.(b)	8,396	421,647
Grupo Financiero Banorte SAB de CV, Class O	267,975	1,721,769
Hana Financial Group, Inc.	16,382	626,829
Hancock Whitney Corp.	38,139	2,086,966
Hang Seng Bank Ltd.	3,700	45,321
Hanmi Financial Corp.	1,547	36,540
HarborOne Bancorp, Inc.	6,544	77,416
HBT Financial, Inc.	13,129	287,525
HDFC Bank Ltd.	274,261	5,671,802
Heartland Financial USA, Inc.	9,629	590,306
Heritage Commerce Corp.	55,605	521,575
Heritage Financial Corp.	4,107	100,622
Home BancShares, Inc.	3,518	99,559
HomeTrust Bancshares, Inc.	16,921	569,899
Hong Leong Bank Bhd	40,600	186,554
Horizon Bancorp, Inc.	54,179	872,824
HSBC Holdings PLC	60,685	596,115
Hua Nan Financial Holdings Co. Ltd.	282,000	224,611
ICICI Bank Ltd.	342,886	5,123,340
Independent Bank Corp.	29,331	1,021,599
Independent Bank Group, Inc.	8,415	510,538
Industrial & Commercial Bank of China Ltd., Class H	4,856,000	3,237,410
ING Groep NV	38,232	599,156
Intesa Sanpaolo SpA	398,830	1,599,633
Investar Holding Corp.	15,806	347,100
JPMorgan Chase & Co.	45,501	10,907,045
KB Financial Group, Inc.	22,406	1,261,703
KB Financial Group, Inc., ADR(b)	2,990	170,131
KBC Group NV	6,864	529,964
Kearny Financial Corp.	69,862	494,623
KeyCorp.	18,056	309,480
Kotak Mahindra Bank Ltd.	42,750	889,856
Kuwait Finance House KSCP	1,216,174	2,941,705
Live Oak Bancshares, Inc.(b)	10,670	421,999
Malayan Banking Bhd.	1,435,700	3,287,138
Masraf Al Rayan QSC	231,733	156,509
Mediobanca Banca di Credito Finanziario SpA	1,673	24,432
Mercantile Bank Corp.	11,169	496,909
Meridian Corp.	5,635	77,256
Metropolitan Bank Holding Corp.(a)	7,047	411,545
Mid Penn Bancorp, Inc.(b)	1,760	50,758
Midland States Bancorp, Inc.	28,806	702,866
MidWestOne Financial Group, Inc.	15,304	445,652
Mitsubishi UFJ Financial Group, Inc.	189,000	2,206,519
Mizuho Financial Group, Inc.	53,500	1,306,071
National Bank Holdings Corp., Class A	4,857	209,142
National Bank of Greece SA	117,962	933,955
National Bank of Kuwait SAKP	141,544	411,215
NatWest Group PLC	40,595	203,432
Nicolet Bankshares, Inc.	3,616	379,355
14
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Nordea Bank Abp	107,860	$ 1,176,833
Northeast Bank	3,094	283,813
Northeast Community Bancorp, Inc.	3,871	94,685
Northfield Bancorp, Inc.	39,743	461,814
Northrim BanCorp, Inc.	6,221	484,865
NU Holdings Ltd./Cayman Islands, Class A(a)	152,146	1,576,233
OceanFirst Financial Corp.	118,016	2,136,090
OFG Bancorp	921	38,977
Old National Bancorp(b)	26,260	569,973
OP Bancorp	8,396	132,741
Origin Bancorp, Inc.(b)	28,548	950,363
Orrstown Financial Services, Inc.	4,527	165,733
Oversea-Chinese Banking Corp. Ltd.	6,300	76,942
Park National Corp.(b)	901	154,458
Peapack-Gladstone Financial Corp.	14,426	462,353
Peoples Bancorp, Inc.(b)	10,249	324,791
Ping An Bank Co. Ltd., Class A	23,400	37,316
Powszechna Kasa Oszczednosci Bank Polski SA	48,188	697,600
Premier Financial Corp.	44,086	1,127,279
Primis Financial Corp.	21,607	251,938
Provident Financial Services, Inc.	102,574	1,935,571
Public Bank Bhd	1,741,600	1,775,309
Punjab National Bank	345,689	413,557
Qatar National Bank QPSC	346,889	1,645,045
Republic First Bancorp, Inc.(a)	46,639	14
Riverview Bancorp, Inc.	54,868	314,942
Riyad Bank	134,898	1,025,397
Sandy Spring Bancorp, Inc.	30,468	1,027,076
Santander Bank Polska SA	4,091	454,131
Saudi Awwal Bank	78,961	706,622
Saudi National Bank	205,629	1,824,694
Sberbank of Russia PJSC(a)(d)	141,048	12
ServisFirst Bancshares, Inc.(b)	11,006	932,648
Shanghai Pudong Development Bank Co. Ltd., Class A	119,200	167,204
Shinhan Financial Group Co. Ltd.	25,004	810,800
Shore Bancshares, Inc.	19,609	310,803
Sierra Bancorp	5,411	156,486
Simmons First National Corp., Class A	7,528	166,971
SmartFinancial, Inc.	5,532	171,381
Societe Generale SA	1,411	39,600
South Plains Financial, Inc.	5,105	177,399
Southern First Bancshares, Inc.(a)	3,717	147,751
Southern Missouri Bancorp, Inc.	2,924	167,750
Southside Bancshares, Inc.	6,400	203,264
SouthState Corp.(b)	2,566	255,266
Standard Bank Group Ltd.	64,416	756,966
Standard Chartered PLC	15,136	186,342
State Bank of India	170,137	1,576,283
Stellar Bancorp, Inc.	9,749	276,384
Sumitomo Mitsui Financial Group, Inc.	60,600	1,454,414
Sumitomo Mitsui Trust Group, Inc.	56,100	1,310,469
Svenska Handelsbanken AB, Class A, A Shares	15,175	156,683
Swedbank AB, A Shares	20,014	395,195
Taishin Financial Holding Co. Ltd.	1,603,000	849,859
Texas Capital Bancshares, Inc.(a)	7,187	562,023
TFS Financial Corp.	169	2,123
Tompkins Financial Corp.	4,624	313,646
TriCo Bancshares(b)	7,525	328,843
Truist Financial Corp.	13,591	589,578
U.S. Bancorp	24,388	1,166,478
UMB Financial Corp.(b)	4,569	515,657
Security	Shares	Value
Banks (continued)
UniCredit SpA	18,393	$ 736,609
United Bankshares, Inc.	18,413	691,408
United Overseas Bank Ltd.	5,500	146,057
Univest Financial Corp.	28,764	848,826
Valley National Bancorp	147,698	1,338,144
Veritex Holdings, Inc.	4,474	121,514
WaFd, Inc.(b)	6,191	199,598
Washington Trust Bancorp, Inc.	17,039	534,173
Webster Financial Corp.	6,223	343,634
Wells Fargo & Co.	16,401	1,152,006
WesBanco, Inc.	37,365	1,215,857
Western New England Bancorp, Inc.	9,806	90,215
Westpac Banking Corp.	25,980	518,586
		188,414,092
Beverages — 0.3%
Ambev SA	275,186	523,263
Arca Continental SAB de CV	179,795	1,489,511
Brown-Forman Corp., Class A	155	5,842
Carabao Group PCL, NVDR	272,800	626,377
Coca-Cola Co.	12,987	808,571
Coca-Cola Europacific Partners PLC	1,173	90,098
Coca-Cola Femsa SAB de CV	30,892	239,998
Coca-Cola Femsa SAB de CV, ADR	5,372	418,425
Constellation Brands, Inc., Class A	398	87,958
Diageo PLC	7,641	242,814
Kweichow Moutai Co. Ltd., Class A	1,600	332,330
National Beverage Corp.	11,520	491,558
PepsiCo, Inc.	1,653	251,355
Pernod Ricard SA	804	90,841
Primo Brands Corp.	3,613	111,172
Wuliangye Yibin Co. Ltd., Class A	130,100	2,483,209
		8,293,322
Biotechnology — 3.1%
2seventy bio, Inc.(a)	13,863	40,757
3SBio, Inc.(c)	1,555,000	1,217,307
4D Molecular Therapeutics, Inc.(a)	19,056	106,142
89bio, Inc.(a)	12,648	98,907
AbbVie, Inc.	26,829	4,767,513
Abeona Therapeutics, Inc.(a)	621	3,459
Absci Corp.(a)(b)	19,487	51,056
ACADIA Pharmaceuticals, Inc.(a)	44,729	820,777
Adaptimmune Therapeutics PLC, ADR(a)(b)	8,118	4,373
ADMA Biologics, Inc.(a)	51,584	884,666
Affimed NV(a)	1,134	1,349
Agios Pharmaceuticals, Inc.(a)	14,815	486,821
Akebia Therapeutics, Inc.(a)	20,348	38,661
Akero Therapeutics, Inc.(a)	20,466	569,364
Alector, Inc.(a)(b)	37,165	70,242
Alkermes PLC(a)(b)	30,412	874,649
Allogene Therapeutics, Inc.(a)	17,487	37,247
Alnylam Pharmaceuticals, Inc.(a)	1,297	305,197
Alteogen, Inc.(a)	220	45,703
Altimmune, Inc.(a)(b)	10,013	72,194
ALX Oncology Holdings, Inc.(a)	4,859	8,115
Amgen, Inc.	10,662	2,778,944
Amicus Therapeutics, Inc.(a)	112,462	1,059,392
AnaptysBio, Inc.(a)	9,188	121,649
Anika Therapeutics, Inc.(a)	8,959	147,465
Annexon, Inc.(a)	25,264	129,604
Apellis Pharmaceuticals, Inc.(a)	9,063	289,200
Apogee Therapeutics, Inc.(a)(b)	7,543	341,698
Aprea Therapeutics, Inc.(a)	289	948
Master Portfolio Schedule of Investments
15

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Aptinyx, Inc.(a)(d)	12,794	$ —
Arcellx, Inc.(a)	10,615	814,064
Arcturus Therapeutics Holdings, Inc.(a)(b)	10,544	178,932
Arcus Biosciences, Inc.(a)	28,058	417,784
Arcutis Biotherapeutics, Inc.(a)	24,682	343,820
Ardelyx, Inc.(a)(b)	43,325	219,658
Argenx SE(a)	170	105,011
Arrowhead Pharmaceuticals, Inc.(a)	30,741	577,931
Astria Therapeutics, Inc.(a)	11,248	100,557
Atossa Therapeutics, Inc.(a)(b)	14,288	13,489
Avid Bioservices, Inc.(a)	11,669	144,112
Avidity Biosciences, Inc.(a)	22,820	663,606
Beam Therapeutics, Inc.(a)	25,713	637,682
BeiGene Ltd.(a)	40,000	570,312
BeiGene Ltd., ADR(a)(b)	630	116,367
BioCryst Pharmaceuticals, Inc.(a)(b)	84,473	635,237
Biogen, Inc.(a)	16,042	2,453,143
Biohaven Ltd.(a)(b)	12,395	462,953
BioMarin Pharmaceutical, Inc.(a)	20,296	1,334,056
Black Diamond Therapeutics, Inc.(a)	10,139	21,697
Blueprint Medicines Corp.(a)	17,924	1,563,331
Bolt Biotherapeutics, Inc.(a)	1,792	959
Bridgebio Pharma, Inc.(a)(b)	35,369	970,525
C4 Therapeutics, Inc.(a)(b)	22,677	81,637
Cabaletta Bio, Inc.(a)(b)	18,345	41,643
CareDx, Inc.(a)	18,367	393,237
Caribou Biosciences, Inc.(a)(b)	14,514	23,077
Catalyst Pharmaceuticals, Inc.(a)	47,225	985,586
Celldex Therapeutics, Inc.(a)(b)	21,114	533,551
CG oncology, Inc.(a)	6,245	179,107
Cogent Biosciences, Inc.(a)	7,321	57,104
Coherus Biosciences, Inc.(a)(b)	58,839	81,198
Crinetics Pharmaceuticals, Inc.(a)(b)	12,324	630,126
CSL Ltd.	8,178	1,426,658
Cullinan Therapeutics, Inc.(a)	10,310	125,576
Cytokinetics, Inc.(a)(b)	23,026	1,083,143
Day One Biopharmaceuticals, Inc.(a)	32,743	414,854
Denali Therapeutics, Inc.(a)	50,769	1,034,672
Dynavax Technologies Corp.(a)	31,778	405,805
Dyne Therapeutics, Inc.(a)	19,025	448,229
Eagle Pharmaceuticals, Inc.(a)(b)	2,310	1,155
Editas Medicine, Inc.(a)	34,530	43,853
Emergent BioSolutions, Inc.(a)	18,541	177,252
Enanta Pharmaceuticals, Inc.(a)	11,800	67,850
Erasca, Inc.(a)(b)	3,019	7,578
Exact Sciences Corp.(a)	1,498	84,173
Exagen, Inc.(a)	3,771	15,461
Exicure, Inc.(a)	35	478
Fate Therapeutics, Inc.(a)	60,121	99,200
Fennec Pharmaceuticals, Inc.(a)	2,062	13,032
Foghorn Therapeutics, Inc.(a)	2,905	13,712
Galera Therapeutics, Inc.(a)	7	—
Genmab A/S(a)	1,856	387,612
Geron Corp.(a)	74,437	263,507
Gilead Sciences, Inc.	25,160	2,324,029
GRAIL, Inc.(a)(b)	237	4,230
Halozyme Therapeutics, Inc.(a)	28,535	1,364,258
Heron Therapeutics, Inc.(a)	22,992	35,178
Hugel, Inc.(a)	2,634	497,292
Humacyte, Inc.(a)(b)	23,337	117,852
Ideaya Biosciences, Inc.(a)	36,386	935,120
Immunome, Inc.(a)(b)	5,810	61,702
Immunovant, Inc.(a)	12,637	313,018
Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(a)	2,234	$ 154,302
Insmed, Inc.(a)	31,695	2,188,223
Intellia Therapeutics, Inc.(a)	54,028	629,966
Ionis Pharmaceuticals, Inc.(a)	46,831	1,637,212
Iovance Biotherapeutics, Inc.(a)	73,715	545,491
Ironwood Pharmaceuticals, Inc., Class A(a)	35,822	158,691
iTeos Therapeutics, Inc.(a)	44,363	340,708
Janux Therapeutics, Inc.(a)	3,456	185,034
Karyopharm Therapeutics, Inc.(a)	22,145	14,977
Keros Therapeutics, Inc.(a)	7,735	122,445
Kineta, Inc.(a)	347	122
Kiniksa Pharmaceuticals International PLC(a)	30,668	606,613
Kodiak Sciences, Inc.(a)	12,727	126,634
Kronos Bio, Inc.(a)	4,102	3,897
Krystal Biotech, Inc.(a)(b)	3,512	550,190
Kura Oncology, Inc.(a)	40,091	349,193
Kymera Therapeutics, Inc.(a)	14,563	585,869
Lyell Immunopharma, Inc.(a)	11,166	7,146
Madrigal Pharmaceuticals, Inc.(a)	3,092	954,098
MannKind Corp.(a)	62,555	402,229
MiMedx Group, Inc.(a)	33,246	319,827
Mineralys Therapeutics, Inc.(a)(b)	5,847	71,977
Mirum Pharmaceuticals, Inc.(a)(b)	9,452	390,840
Moderna, Inc.(a)	7,404	307,858
Myriad Genetics, Inc.(a)	23,108	316,811
Natera, Inc.(a)	10,972	1,736,868
Neurocrine Biosciences, Inc.(a)	10,083	1,376,329
NextCure, Inc.(a)	8,270	6,376
Nkarta, Inc.(a)	16,890	42,056
Novavax, Inc.(a)(b)	26,836	215,761
Nurix Therapeutics, Inc.(a)	23,956	451,331
Nuvalent, Inc., Class A(a)	7,994	625,770
Nymox Pharmaceutical Corp.(a)	5,685	569
Olema Pharmaceuticals, Inc.(a)	14,453	84,261
ORIC Pharmaceuticals, Inc.(a)	4,362	35,201
Passage Bio, Inc.(a)	10,080	5,716
PMV Pharmaceuticals, Inc.(a)	16,133	24,361
Poseida Therapeutics, Inc.(a)	15,396	147,802
Praxis Precision Medicines, Inc.(a)	2,743	211,101
Precigen, Inc.(a)	4,797	5,373
Precision BioSciences, Inc.(a)	387	1,474
Prelude Therapeutics, Inc.(a)(b)	1,472	1,877
Protagonist Therapeutics, Inc.(a)	11,596	447,606
Prothena Corp. PLC(a)(b)	19,110	264,673
PTC Therapeutics, Inc.(a)	22,650	1,022,421
Puma Biotechnology, Inc.(a)	9,507	28,996
Quince Therapeutics, Inc.(a)(b)	608	1,137
Recursion Pharmaceuticals, Inc., Class A(a)(b)	66,303	448,208
Regeneron Pharmaceuticals, Inc.(a)	2,890	2,058,634
REGENXBIO, Inc.(a)	22,936	177,295
Relay Therapeutics, Inc.(a)	87,264	359,528
Replimune Group, Inc.(a)(b)	16,761	202,976
REVOLUTION Medicines, Inc.(a)	31,343	1,370,943
Rhythm Pharmaceuticals, Inc.(a)	12,017	672,712
Rigel Pharmaceuticals, Inc.(a)	2,191	36,853
Rocket Pharmaceuticals, Inc.(a)	6,695	84,156
Sage Therapeutics, Inc.(a)	16,025	87,016
Sana Biotechnology, Inc.(a)(b)	51,424	83,821
Sarepta Therapeutics, Inc.(a)	4,362	530,376
Scholar Rock Holding Corp.(a)	16,630	718,749
Seegene, Inc.	11,962	184,388
Shattuck Labs, Inc.(a)	2,634	3,187
Solid Biosciences, Inc.(a)	2,753	11,012
16
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
SpringWorks Therapeutics, Inc.(a)	16,706	$ 603,588
Spyre Therapeutics, Inc.(a)(b)	3,097	72,098
SQZ Biotechnologies Co.(a)	1,471	44
Stoke Therapeutics, Inc.(a)(b)	6,430	70,923
Summit Therapeutics, Inc.(a)(b)	9,603	171,366
Sutro Biopharma, Inc.(a)	43,538	80,110
Syndax Pharmaceuticals, Inc.(a)	47,092	622,556
Syros Pharmaceuticals, Inc.(a)(b)	870	200
Taysha Gene Therapies, Inc.(a)	32,615	56,424
TG Therapeutics, Inc.(a)	34,779	1,046,848
Travere Therapeutics, Inc.(a)(b)	31,409	547,145
Twist Bioscience Corp.(a)	16,430	763,502
Ultragenyx Pharmaceutical, Inc.(a)	27,138	1,141,696
United Therapeutics Corp.(a)	2,198	775,542
UNITY Biotechnology, Inc.(a)	517	505
UroGen Pharma Ltd.(a)(b)	4,675	49,789
Vanda Pharmaceuticals, Inc.(a)	95,543	457,651
Vaxcyte, Inc.(a)	21,448	1,755,733
Vera Therapeutics, Inc., Class A(a)	8,858	374,605
Veracyte, Inc.(a)	28,850	1,142,460
Vericel Corp.(a)	13,137	721,353
Vertex Pharmaceuticals, Inc.(a)	381	153,429
Verve Therapeutics, Inc.(a)	36,757	207,309
Viking Therapeutics, Inc.(a)	8,874	357,090
Vincerx Pharma, Inc.(a)	1,674	440
Vir Biotechnology, Inc.(a)(b)	38,782	284,660
Viridian Therapeutics, Inc.(a)	6,980	133,807
Voyager Therapeutics, Inc.(a)	19,010	107,787
Xencor, Inc.(a)	27,705	636,661
Zai Lab Ltd.(a)	20,700	54,538
Zentalis Pharmaceuticals, Inc.(a)	7,312	22,155
Zymeworks, Inc.(a)(b)	7,598	111,235
		79,751,885
Broadline Retail — 2.6%
Alibaba Group Holding Ltd.	1,194,160	12,638,219
Amazon.com, Inc.(a)	190,842	41,868,826
Coupang, Inc., Class A(a)	22,237	488,769
eBay, Inc.(b)	3,438	212,984
Etsy, Inc.(a)	20,666	1,093,025
JD.com, Inc., Class A	176,086	3,057,417
Kohl’s Corp.(b)	8,654	121,502
Macy’s, Inc.(b)	7,671	129,870
MercadoLibre, Inc.(a)	223	379,198
Naspers Ltd., Class N	7,029	1,556,625
Next PLC	769	91,220
Nordstrom, Inc.	367	8,863
PDD Holdings, Inc., ADR(a)	32,824	3,183,600
Pepco Group NV(a)	52,866	210,234
Prosus NV	19,309	767,047
Rakuten Group, Inc.(a)	25,900	139,536
Wesfarmers Ltd.	29,547	1,305,314
		67,252,249
Building Products — 0.8%
Advanced Drainage Systems, Inc.(b)	3,810	440,436
Allegion PLC	3,558	464,959
American Woodmark Corp.(a)	7,437	591,465
Apogee Enterprises, Inc.(b)	8,539	609,770
Assa Abloy AB, Class B	21,775	643,152
AZEK Co., Inc., Class A(a)(b)	12,517	594,182
Blue Star Ltd.	56,839	1,416,944
Builders FirstSource, Inc.(a)	3,859	551,567
Security	Shares	Value
Building Products (continued)
Carlisle Cos., Inc.	330	$ 121,717
Cie de Saint-Gobain SA	422	37,500
CSW Industrials, Inc.	3,005	1,060,164
Daikin Industries Ltd.	2,900	338,374
Fortune Brands Innovations, Inc.	2,528	172,738
Gibraltar Industries, Inc.(a)	16,077	946,935
Griffon Corp.	15,519	1,106,039
Hayward Holdings, Inc.(a)	231	3,532
Insteel Industries, Inc.	4,176	112,794
JELD-WEN Holding, Inc.(a)	45,436	372,121
Johnson Controls International PLC	5,864	462,846
Kingspan Group PLC	276	20,065
Masco Corp.	9,156	664,451
Masterbrand, Inc.(a)	24,209	353,693
Owens Corning	2,934	499,719
Quanex Building Products Corp.	7,307	177,122
Trane Technologies PLC	15,923	5,881,160
UFP Industries, Inc.	8,992	1,012,949
Zurn Elkay Water Solutions Corp.(b)	31,187	1,163,275
		19,819,669
Capital Markets — 2.7%
3i Group PLC	23,405	1,041,832
Ameriprise Financial, Inc.	2,376	1,265,054
Amundi SA(c)	2,681	178,422
Ares Management Corp., Class A	1,229	217,570
Artisan Partners Asset Management, Inc., Class A	15,515	667,921
B3 SA - Brasil Bolsa Balcao	1,071,808	1,780,988
Blackstone, Inc., Class A	11,267	1,942,656
Brightsphere Investment Group, Inc.	37,652	991,754
Brookfield Corp., Class A	2,129	122,368
Carlyle Group, Inc.(b)	700	35,343
Charles Schwab Corp.	37,740	2,793,137
China Galaxy Securities Co. Ltd., Class H	192,000	173,472
China Merchants Securities Co. Ltd., Class A	190,400	497,174
CITIC Securities Co. Ltd., Class H	156,500	425,666
CME Group, Inc., Class A	19,298	4,481,575
Cohen & Steers, Inc.(b)	4,411	407,312
Coinbase Global, Inc., Class A(a)	2,612	648,560
Daiwa Securities Group, Inc.	12,200	80,505
Deutsche Bank AG, Class N, Registered Shares	37,388	645,201
Deutsche Boerse AG, Class N	1,300	299,463
Donnelley Financial Solutions, Inc.(a)	17,161	1,076,510
Euronext NV(c)	469	52,616
Evercore, Inc., Class A	7,339	2,034,297
Federated Hermes, Inc., Class B	15,501	637,246
Futu Holdings Ltd., ADR(b)	2,475	197,975
GCM Grosvenor, Inc., Class A(b)	7,212	88,491
GF Securities Co. Ltd., Class A	89,200	197,051
Goldman Sachs Group, Inc.	3,418	1,957,215
Hamilton Lane, Inc., Class A	7,535	1,115,557
Hargreaves Lansdown PLC	2,544	34,909
HDFC Asset Management Co. Ltd.(c)	3,103	151,901
Hong Kong Exchanges & Clearing Ltd.	3,600	134,743
Houlihan Lokey, Inc., Class A(b)	10,294	1,787,656
Huatai Securities Co. Ltd., Class A	504,400	1,209,269
Huatai Securities Co. Ltd., Class H(c)	17,200	28,664
Industrial Securities Co. Ltd., Class A	39,100	33,355
Interactive Brokers Group, Inc., Class A	8,387	1,481,731
Intercontinental Exchange, Inc.	47,770	7,118,208
Invesco Ltd.	215,859	3,773,215
KIWOOM Securities Co. Ltd.	2,554	199,417
KKR & Co., Inc., Class A	2,484	367,409
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Lazard, Inc.(b)	4,290	$ 220,849
London Stock Exchange Group PLC	1,737	245,186
LPL Financial Holdings, Inc.	373	121,788
Macquarie Group Ltd.	4,356	595,739
Moelis & Co., Class A	2,963	218,907
Moody’s Corp.	5,898	2,791,936
Morgan Stanley	42,792	5,379,810
MSCI, Inc., Class A	3,359	2,015,434
Nasdaq, Inc.	9,988	772,172
Nippon Life India Asset Management Ltd.(c)	80,915	685,448
Nomura Holdings, Inc.	55,000	319,101
Oppenheimer Holdings, Inc., Class A	2,010	128,821
Partners Group Holding AG	99	134,471
Patria Investments Ltd., Class A(b)	38,683	449,883
Perella Weinberg Partners, Class A(b)	10,787	257,162
Piper Sandler Cos.(b)	4,992	1,497,350
PJT Partners, Inc., Class A(b)	12,577	1,984,776
Robinhood Markets, Inc., Class A(a)	1,466	54,623
S&P Global, Inc.	4,937	2,458,774
Samsung Securities Co. Ltd.(a)	55,542	1,623,998
SBI Holdings, Inc.	7,400	185,859
Schroders PLC	9,566	38,667
SDIC Capital Co. Ltd., Class A	188,200	192,921
Silvercrest Asset Management Group, Inc., Class A	2,644	48,623
St. James’s Place PLC	3,747	40,568
State Street Corp.	10,720	1,052,168
StepStone Group, Inc., Class A	16,839	974,641
UBS Group AG, Registered Shares	29,327	897,897
Victory Capital Holdings, Inc., Class A(b)	14,974	980,198
Virtu Financial, Inc., Class A	6,593	235,238
Virtus Investment Partners, Inc.	747	164,773
XP, Inc., Class A	1,114	13,201
		69,154,390
Chemicals — 0.9%
AdvanSix, Inc.	15,086	429,800
Air Liquide SA	1,586	257,820
Alto Ingredients, Inc.(a)	10,259	16,004
Arcadium Lithium PLC(a)	90,754	465,568
Arkema SA	605	46,036
Aspen Aerogels, Inc.(a)	7,684	91,286
Atul Ltd.	11,017	894,313
Avient Corp.	15,490	632,921
Balchem Corp.	7,602	1,239,088
Cabot Corp.	13,934	1,272,314
Chambal Fertilisers and Chemicals Ltd.	328,881	1,891,885
Coromandel International Ltd.	37,676	826,092
Croda International PLC	1,292	54,648
DSM-Firmenich AG	672	67,928
DuPont de Nemours, Inc.	5,304	404,430
Ecolab, Inc.	3,912	916,660
EID Parry India Ltd.	66,220	689,477
FMC Corp.	1,712	83,220
Givaudan SA, Class N, Registered Shares	93	406,539
Hawkins, Inc.	3,851	472,402
Huntsman Corp.	60,092	1,083,459
Hyosung TNC Corp.	123	19,817
Indorama Ventures PCL, NVDR	341,000	247,384
Innospec, Inc.(b)	3,392	373,323
Johnson Matthey PLC	871	14,613
KCC Corp.	3,282	521,313
Koppers Holdings, Inc.	8,957	290,207
Security	Shares	Value
Chemicals (continued)
LG Chem Ltd.	5,765	$ 965,820
LyondellBasell Industries NV, Class A	26,508	1,968,749
Minerals Technologies, Inc.	13,084	997,132
Mosaic Co.	29,268	719,407
National Industrialization Co.(a)	243,274	657,444
NewMarket Corp.	20	10,567
Orbia Advance Corp. SAB de CV	293,484	210,848
Orion SA	8,799	138,936
Perimeter Solutions, Inc.(a)	17,529	224,021
PhosAgro PJSC, GDR(a)(d)	62	1
Quaker Chemical Corp.	7,071	995,314
Rayonier Advanced Materials, Inc.(a)	11,064	91,278
Sasol Ltd.	68,006	299,480
Saudi Basic Industries Corp.	95,940	1,710,752
Sensient Technologies Corp.	5,683	404,971
Stepan Co.	4,125	266,887
Sumitomo Chemical Co. Ltd.	100,000	220,682
Tronox Holdings PLC	30,726	309,411
		23,900,247
Commercial Services & Supplies — 0.8%
ABM Industries, Inc.	13,367	684,123
ACV Auctions, Inc., Class A(a)	31,984	690,854
Brambles Ltd.	51,377	611,035
BrightView Holdings, Inc.(a)	15,987	255,632
Cimpress PLC(a)	5,453	391,089
Cintas Corp.	37,187	6,794,065
Clean Harbors, Inc.(a)	631	145,218
CoreCivic, Inc.(a)	49,936	1,085,609
Deluxe Corp.(b)	3,873	87,491
GEO Group, Inc.(a)	22,681	634,614
GFL Environmental, Inc.	9,123	406,694
Healthcare Services Group, Inc.(a)	57,955	673,147
Interface, Inc., Class A	8,443	205,587
Liquidity Services, Inc.(a)	10,177	328,615
Matthews International Corp., Class A	7,232	200,182
MillerKnoll, Inc.(b)	6,458	145,886
MSA Safety, Inc.(b)	124	20,556
RB Global, Inc.	1,244	112,221
Republic Services, Inc.	1,913	384,857
Steelcase, Inc., Class A	42,357	500,660
Tetra Tech, Inc.	6,946	276,729
UniFirst Corp.(b)	1,733	296,499
Veralto Corp.	11,131	1,133,692
Viad Corp.(a)	5,942	252,595
Waste Connections, Inc.	3,618	620,777
Waste Management, Inc.	23,161	4,673,658
		21,612,085
Communications Equipment — 0.5%
Accton Technology Corp.	3,000	70,511
Applied Optoelectronics, Inc.(a)	6,448	237,673
Arcadyan Technology Corp.	79,000	421,989
Arista Networks, Inc.(a)	6,655	735,577
Calix, Inc.(a)	25,283	881,618
Cisco Systems, Inc.	11,851	701,579
CommScope Holding Co., Inc.(a)	43,023	224,150
Extreme Networks, Inc.(a)	20,889	349,682
Gemtek Technology Corp.	242,000	246,698
Harmonic, Inc.(a)	6,131	81,113
Infinera Corp.(a)(b)	44,443	291,991
Juniper Networks, Inc.	5,384	201,631
Lumentum Holdings, Inc.(a)(b)	6,492	545,003
18
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Motorola Solutions, Inc.	12,465	$ 5,761,697
NETGEAR, Inc.(a)	43,804	1,220,818
Ubiquiti, Inc.(b)	564	187,209
Viasat, Inc.(a)(b)	33,234	282,821
Viavi Solutions, Inc.(a)	39,822	402,202
Yealink Network Technology Corp. Ltd., Class A	31,800	167,254
ZTE Corp., Class A	113,300	622,849
		13,634,065
Construction & Engineering — 1.3%
AECOM	13,498	1,441,856
Al Babtain Power & Telecommunication Co.	20,845	216,204
Ameresco, Inc., Class A(a)	6,275	147,337
API Group Corp.(a)	7,785	280,026
Arcosa, Inc.	3,591	347,393
Argan, Inc.	3,033	415,642
Bouygues SA	1,014	30,025
Comfort Systems USA, Inc.	8,802	3,732,576
Construction Partners, Inc., Class A(a)	9,693	857,443
DL E&C Co. Ltd.	20,223	438,740
Dycom Industries, Inc.(a)(b)	9,679	1,684,727
Eiffage SA	2,211	193,885
EMCOR Group, Inc.	7,109	3,226,775
Everus Construction Group, Inc.(a)	2,872	188,834
Ferrovial SE	793	33,286
Fluor Corp.(a)	28,448	1,403,055
GS Engineering & Construction Corp.(a)	57,852	678,564
IES Holdings, Inc.(a)(b)	3,236	650,307
IJM Corp. Bhd.	580,000	393,789
Kalpataru Projects International Ltd.	32,797	495,930
KEC International Ltd.	74,935	1,046,869
Larsen & Toubro Ltd.	76,348	3,209,238
MasTec, Inc.(a)(b)	24,539	3,340,739
Matrix Service Co.(a)	8,857	106,018
MYR Group, Inc.(a)	1,127	167,664
NCC Ltd./India	222,333	708,771
Obayashi Corp.	16,600	218,576
Primoris Services Corp.	32,184	2,458,858
Quanta Services, Inc.(b)	1,295	409,285
Samsung E&A Co. Ltd.(a)	22,178	247,217
Shimizu Corp.	25,600	202,179
Sinopec Engineering Group Co. Ltd., Class H	187,000	161,563
Stantec, Inc.	1,259	98,779
Sterling Infrastructure, Inc.(a)	10,230	1,723,244
Tutor Perini Corp.(a)	29,135	705,067
Vinci SA	6,125	630,609
Voltas Ltd.	64,977	1,355,920
WillScot Holdings Corp.(a)	4,615	154,372
Worley Ltd.	23,510	198,792
		34,000,154
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., Class A	109,300	354,338
GCC SAB de CV	69,079	617,706
Heidelberg Materials AG	4,054	500,925
Holcim AG	15,670	1,508,785
James Hardie Industries PLC(a)	14,477	446,192
Summit Materials, Inc., Class A(a)	15,770	797,962
		4,225,908
Consumer Finance — 0.5%
American Express Co.	11,290	3,350,759
Bajaj Finance Ltd.	5,690	452,461
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	839	$ 149,611
Discover Financial Services	3,193	553,123
Encore Capital Group, Inc.(a)	9,457	451,761
Enova International, Inc.(a)	17,172	1,646,451
EZCORP, Inc., Class A(a)(b)	59,343	725,171
FirstCash Holdings, Inc.	14,812	1,534,523
Isracard Ltd.	1	4
LendingClub Corp.(a)(b)	20,547	332,656
LendingTree, Inc.(a)	8,048	311,860
OneMain Holdings, Inc.(b)	17,691	922,232
Oportun Financial Corp.(a)	7,285	28,266
PRA Group, Inc.(a)	8,762	183,038
PROG Holdings, Inc.	24,302	1,027,003
Regional Management Corp.	17,349	589,519
Upstart Holdings, Inc.(a)(b)	15,582	959,384
World Acceptance Corp.(a)	919	103,332
		13,321,154
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	1,232	24,196
Andersons, Inc.	8,178	331,373
Atacadao SA	296,554	260,424
Carrefour SA	3,681	52,391
Clicks Group Ltd.	33,906	670,349
Coles Group Ltd.	36,840	430,053
Costco Wholesale Corp.	11,714	10,733,187
CP ALL PCL, NVDR	682,300	1,112,309
Grocery Outlet Holding Corp.(a)	638	9,959
J Sainsbury PLC	90,888	310,576
Kroger Co.(b)	23,521	1,438,309
Loblaw Cos. Ltd.	3,989	524,957
Marks & Spencer Group PLC	28,784	134,801
Migros Ticaret A/S, Class A	40,406	623,760
Ocado Group PLC(a)	2,725	10,285
PriceSmart, Inc.	8,717	803,446
Seven & i Holdings Co. Ltd.	32,600	511,091
SpartanNash Co.	11,659	213,593
Sprouts Farmers Market, Inc.(a)	26,061	3,311,571
Target Corp.	4,557	616,015
Tesco PLC	164,449	756,358
United Natural Foods, Inc.(a)	6,468	176,641
Wal-Mart de Mexico SAB de CV	565,028	1,487,429
Walmart, Inc.	117,353	10,602,844
Woolworths Group Ltd.	11,159	210,355
		35,356,272
Containers & Packaging — 0.3%
Berry Global Group, Inc.	101	6,532
Crown Holdings, Inc.	23,716	1,961,076
Packaging Corp. of America	20,622	4,642,631
Silgan Holdings, Inc.	282	14,678
		6,624,917
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)(b)	7,959	147,401
Pool Corp.	393	133,989
		281,390
Diversified Consumer Services — 0.3%
ADT, Inc.(b)	444	3,068
Adtalem Global Education, Inc.(a)	8,213	746,151
American Public Education, Inc.(a)	4,631	99,891
Bright Horizons Family Solutions, Inc.(a)	11,008	1,220,237
Chegg, Inc.(a)	25,572	41,171
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Coursera, Inc.(a)	49,062	$ 417,027
Duolingo, Inc., Class A(a)	446	144,607
Frontdoor, Inc.(a)	16,846	920,971
Grand Canyon Education, Inc.(a)	102	16,708
Laureate Education, Inc., Class A(a)	78,626	1,438,069
New Oriental Education & Technology Group, Inc.	52,600	335,483
OneSpaWorld Holdings Ltd.	19,537	388,786
Perdoceo Education Corp.(b)	9,927	262,768
Strategic Education, Inc.	7,936	741,381
Stride, Inc.(a)	10,686	1,110,596
TAL Education Group, ADR(a)	43,167	432,533
Universal Technical Institute, Inc.(a)	9,681	248,898
		8,568,345
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.	24,500	434,630
American Assets Trust, Inc.	68,095	1,788,175
Armada Hoffler Properties, Inc.	27,637	282,726
British Land Co. PLC	6,441	29,035
CTO Realty Growth, Inc.(b)	46,166	909,932
Empire State Realty Trust, Inc., Class A	9,893	102,096
Essential Properties Realty Trust, Inc.	12,585	393,659
Gladstone Commercial Corp.	31,321	508,653
Land Securities Group PLC	3,870	28,263
One Liberty Properties, Inc.	3,031	82,564
		4,559,733
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc., Class A(a)(b)	20,174	425,671
AT&T, Inc.	26,057	593,318
ATN International, Inc.	8,014	134,715
Bandwidth, Inc., Class A(a)	22,230	378,355
Cogent Communications Holdings, Inc.(b)	4,864	374,869
Deutsche Telekom AG, Class N, Registered Shares	68,753	2,060,051
Frontier Communications Parent, Inc.(a)	8,035	278,815
Globalstar, Inc.(a)(b)	31,346	64,886
IDT Corp., Class B	7,720	366,854
Iridium Communications, Inc.	13,266	384,979
Liberty Latin America Ltd., Class A(a)	11,559	73,515
Lumen Technologies, Inc.(a)	219,712	1,166,671
Nippon Telegraph & Telephone Corp.	565,600	564,957
Ooredoo QPSC	202,370	641,211
Saudi Telecom Co.	155,700	1,657,559
Telefonica Brasil SA	39,654	302,261
Verizon Communications, Inc.	64,255	2,569,558
		12,038,245
Electric Utilities — 0.7%
Acciona SA	175	19,693
Chubu Electric Power Co., Inc.	13,600	142,678
CK Infrastructure Holdings Ltd.	3,500	25,982
CLP Holdings Ltd.	8,500	71,292
Constellation Energy Corp.	1,087	243,173
Duke Energy Corp.	4,127	444,643
EDP SA	58,010	185,575
Emera, Inc.	5,331	199,266
Enel SpA	27,892	199,042
Exelon Corp.	26,544	999,116
Iberdrola SA	22,038	303,688
IDACORP, Inc.	5,377	587,598
Isa Energia Brasil SA(a)	233,995	870,888
Kansai Electric Power Co., Inc.	13,300	147,416
Korea Electric Power Corp.(a)	15,021	203,486
Security	Shares	Value
Electric Utilities (continued)
Manila Electric Co.	5,950	$ 50,196
NextEra Energy, Inc.	32,510	2,330,642
OGE Energy Corp.(b)	32,957	1,359,476
Origin Energy Ltd.	7,090	47,759
Otter Tail Corp.(b)	1,948	143,840
PGE Polska Grupa Energetyczna SA(a)	35,329	52,025
Pinnacle West Capital Corp.(b)	31,373	2,659,489
Power Assets Holdings Ltd.	7,000	48,751
Power Grid Corp. of India Ltd.	293,492	1,056,369
Saudi Electricity Co.	228,392	1,026,177
Southern Co.	15,378	1,265,917
SSE PLC	6,051	121,289
Tata Power Co. Ltd.	14,007	64,030
Tenaga Nasional Bhd	390,700	1,304,839
Terna - Rete Elettrica Nazionale	4,347	34,349
TXNM Energy, Inc.(b)	32,827	1,614,104
		17,822,788
Electrical Equipment — 0.9%
ABB Ltd., Class N, Registered Shares	55,091	2,974,830
Allient, Inc.	11,849	287,694
American Superconductor Corp.(a)	14,933	367,800
AMETEK, Inc.	4,270	769,710
Atkore, Inc.(b)	11,508	960,343
Bizlink Holding, Inc.	61,000	1,134,947
Bloom Energy Corp., Class A(a)(b)	37,185	825,879
Contemporary Amperex Technology Co. Ltd., Class A	4,000	145,045
Eaton Corp. PLC	18,221	6,047,003
Emerson Electric Co.	2,481	307,470
EnerSys	7,402	684,167
Enovix Corp.(a)(b)	14,321	155,669
Fluence Energy, Inc., Class A(a)	9,098	144,476
GE Vernova T&D India Ltd.	8,257	199,453
GE Vernova, Inc.	1,090	358,534
Generac Holdings, Inc.(a)	2,428	376,461
Graphite India Ltd.	11,808	77,765
Hitachi Energy India Ltd.	315	52,851
Legrand SA	696	67,701
Mitsubishi Electric Corp.	19,400	327,583
NEXTracker, Inc., Class A(a)	36,719	1,341,345
NuScale Power Corp., Class A(a)(b)	11,235	201,444
Plug Power, Inc.(a)(b)	26,932	57,365
Powell Industries, Inc.(b)	3,540	784,641
Riyadh Cables Group Co.	1,640	60,091
Schneider Electric SE	2,415	601,228
Shoals Technologies Group, Inc., Class A(a)	25,695	142,093
Siemens Energy AG(a)	16,412	871,011
Sunrun, Inc.(a)	48,190	445,758
Triveni Turbine Ltd., Class B	71,842	619,534
Vertiv Holdings Co., Class A	4,957	563,165
Vestas Wind Systems A/S(a)	18,110	248,413
Vicor Corp.(a)	7,559	365,251
Voltronic Power Technology Corp.	6,000	339,630
		22,906,350
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	56,993	3,958,164
Arlo Technologies, Inc.(a)	18,575	207,854
AUO Corp.	388,000	173,110
Avnet, Inc.(b)	8,438	441,476
Badger Meter, Inc.	8,997	1,908,444
Belden, Inc.	1,398	157,429
Benchmark Electronics, Inc.	24,958	1,133,093
20
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
BOE Technology Group Co. Ltd., Class A	1,008,200	$ 603,230
CDW Corp.	461	80,232
Chroma ATE, Inc.	66,000	821,194
Crane NXT Co.(b)	160	9,315
Delta Electronics Thailand PCL, NVDR	30,000	132,952
Delta Electronics, Inc.	191,000	2,500,045
ePlus, Inc.(a)(b)	8,533	630,418
Fabrinet(a)	12,363	2,718,376
FARO Technologies, Inc.(a)	21,614	548,131
Flex Ltd.(a)	38,390	1,473,792
Halma PLC	13,166	441,705
Hexagon AB, Class B	9,662	92,247
Hon Hai Precision Industry Co. Ltd.	726,000	4,058,811
Insight Enterprises, Inc.(a)	9,079	1,380,916
Itron, Inc.(a)	7,335	796,434
Keyence Corp.	1,500	609,707
Keysight Technologies, Inc.(a)	1,273	204,482
Kimball Electronics, Inc.(a)	21,669	405,860
Kyocera Corp.	21,200	210,129
Methode Electronics, Inc.	24,574	289,728
Mirion Technologies, Inc., Class A(a)	12,970	226,327
Murata Manufacturing Co. Ltd.	16,200	257,010
Napco Security Technologies, Inc.	9,396	334,122
Novanta, Inc.(a)	690	105,411
OSI Systems, Inc.(a)	5,008	838,489
PAR Technology Corp.(a)	3,122	226,876
PC Connection, Inc.	12,927	895,453
Plexus Corp.(a)	10,753	1,682,629
Posiflex Technology, Inc.	28,000	313,014
Primax Electronics Ltd.	507,000	1,173,590
Rogers Corp.(a)	2,094	212,771
Samsung SDI Co. Ltd.	2,009	332,065
Sanmina Corp.(a)	16,940	1,281,850
ScanSource, Inc.(a)	12,166	577,277
Simplo Technology Co. Ltd.	25,000	302,649
Sinbon Electronics Co. Ltd.	58,000	462,561
Sunny Optical Technology Group Co. Ltd.	32,300	283,373
Synnex Technology International Corp.	27,000	58,252
TD SYNNEX Corp.(b)	6,712	787,183
TE Connectivity PLC	6,368	910,433
TTM Technologies, Inc.(a)	56,086	1,388,129
Vishay Precision Group, Inc.(a)	2,668	62,618
Zebra Technologies Corp., Class A(a)	368	142,129
		38,841,485
Energy Equipment & Services — 0.6%
Archrock, Inc.	44,575	1,109,472
Borr Drilling Ltd.(b)	65,988	257,353
Bristow Group, Inc.(a)	2,939	100,808
Cactus, Inc., Class A(b)	4,663	272,133
ChampionX Corp.	43,126	1,172,596
Halliburton Co.	67,047	1,823,008
Helix Energy Solutions Group, Inc.(a)	59,615	555,612
Helmerich & Payne, Inc.(b)	7,903	253,054
Kodiak Gas Services, Inc.	2,822	115,222
Liberty Energy, Inc., Class A(b)	50,360	1,001,660
Nabors Industries Ltd.(a)	1,854	105,993
Natural Gas Services Group, Inc.(a)	3,304	88,547
Noble Corp. PLC(b)	4,448	139,667
NOV, Inc.(b)	50,118	731,723
Oceaneering International, Inc.(a)	38,519	1,004,575
Oil States International, Inc.(a)	112,640	569,958
Security	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.(b)	131,697	$ 1,087,817
ProPetro Holding Corp.(a)	80,745	753,351
RPC, Inc.(b)	60,830	361,330
Schlumberger NV	15,600	598,104
Seadrill Ltd.(a)	2,511	97,753
Select Water Solutions, Inc., Class A(b)	25,132	332,748
Smart Sand, Inc.	600	1,350
Tidewater, Inc.(a)	13,960	763,752
Transocean Ltd.(a)(b)	295,641	1,108,654
Valaris Ltd.(a)	19,724	872,590
		15,278,830
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)	32,161	128,001
CD Projekt SA	3,506	162,609
Cinemark Holdings, Inc.(a)(b)	27,833	862,266
Eros Media World PLC, Class A(a)	1,711	—
Eventbrite, Inc., Class A(a)	18,834	63,282
Gaia, Inc., Class A(a)	4,777	21,449
International Games System Co. Ltd.	2,000	59,386
Kingsoft Corp. Ltd.	110,400	474,046
Liberty Media Corp.-Liberty Formula One, Class C(a)	1,767	163,730
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	5,967
Liberty Media Corp.-Liberty Live, Class A(a)	3	200
Liberty Media Corp.-Liberty Live, Class C(a)(b)	202	13,748
Lions Gate Entertainment Corp., Class A(a)	12,258	104,683
Lions Gate Entertainment Corp., Class B(a)	32,173	242,906
Live Nation Entertainment, Inc.(a)	1,400	181,300
Madison Square Garden Entertainment Corp.(a)	4,339	154,468
Marcus Corp.	28,166	605,569
NetEase, Inc.	136,655	2,432,435
Netflix, Inc.(a)	7,294	6,501,288
Nintendo Co. Ltd.	12,900	751,319
Playtika Holding Corp.	80	555
PVR Inox Ltd.(a)	31,458	478,173
ROBLOX Corp., Class A(a)	17,017	984,604
Roku, Inc., Class A(a)	12,084	898,325
Sea Ltd., Class A, ADR(a)	11,727	1,244,235
Sphere Entertainment Co., Class A(a)	3,648	147,087
Spotify Technology SA(a)	4,013	1,795,336
Square Enix Holdings Co. Ltd.	2,500	97,075
Walt Disney Co.	12,999	1,447,439
		20,021,481
Financial Services — 2.0%
Adyen NV(a)(c)	336	499,322
Alerus Financial Corp.	15,155	291,582
Banco Latinoamericano de Comercio Exterior SA, Class E	15,441	549,236
Berkshire Hathaway, Inc., Class B(a)	22,391	10,149,392
Enact Holdings, Inc.	11,145	360,875
Essent Group Ltd.	39,559	2,153,592
Eurazeo SE	970	72,351
Euronet Worldwide, Inc.(a)	10,359	1,065,320
EVERTEC, Inc.	15,457	533,730
EXOR NV	617	56,564
FirstRand Ltd.	461,476	1,851,070
Fiserv, Inc.(a)	5,245	1,077,428
Flywire Corp.(a)	22,214	458,053
Global Payments, Inc.	3,261	365,428
Groupe Bruxelles Lambert NV	7,561	516,989
HA Sustainable Infrastructure Capital, Inc.(b)	5,402	144,936
International Money Express, Inc.(a)	16,903	352,089
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Investor AB, Class B	48,324	$ 1,279,954
LIC Housing Finance Ltd.	72,981	508,577
M&G PLC	13,903	34,405
Marqeta, Inc., Class A(a)	26,390	100,018
Mastercard, Inc., Class A	16,042	8,447,236
MGIC Investment Corp.(b)	3,663	86,850
Mr. Cooper Group, Inc.(a)	15,164	1,455,896
NCR Atleos Corp.(a)	2,132	72,317
NewtekOne, Inc.	5,257	67,132
Nexi SpA(a)(c)	4,364	24,291
NMI Holdings, Inc., Class A(a)	35,308	1,297,922
ORIX Corp.	4,300	92,381
Pagseguro Digital Ltd., Class A(a)(b)	63,305	396,289
PayPal Holdings, Inc.(a)(b)	9,725	830,029
Power Finance Corp. Ltd.	41,908	218,929
Radian Group, Inc.(b)	20,568	652,417
Remitly Global, Inc.(a)	41,008	925,551
Repay Holdings Corp., Class A(a)(b)	12,820	97,817
Sofina SA	1,313	296,382
StoneCo Ltd., Class A(a)	71,866	572,772
UWM Holdings Corp., Class A(b)	294	1,726
Velocity Financial, Inc.(a)	11,330	221,615
Visa, Inc., Class A	37,221	11,763,325
Walker & Dunlop, Inc.	2,392	232,526
Yuanta Financial Holding Co. Ltd.	814,000	842,529
		51,016,843
Food Products — 0.7%
Adani Wilmar Ltd.(a)	228,447	819,689
Almarai Co. JSC	42,660	648,933
AVI Ltd.	153,376	891,749
BRF SA	6,518	26,556
Bunge Global SA	1,596	124,105
Cal-Maine Foods, Inc.(b)	4,182	430,411
Chocoladefabriken Lindt & Spruengli AG	3	33,278
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	109,894
CJ CheilJedang Corp.	373	64,242
Danone SA	5,452	368,445
Fresh Del Monte Produce, Inc.	20,871	693,126
Freshpet, Inc.(a)	9,570	1,417,413
Gruma SAB de CV, Class B	1,887	29,494
Hain Celestial Group, Inc.(a)	23,029	141,628
Hershey Co.(b)	878	148,689
Indofood Sukses Makmur Tbk PT	852,200	407,700
Ingredion, Inc.	5,194	714,487
JBS S/A	142,514	841,254
John B Sanfilippo & Son, Inc.	6,521	568,044
Kellanova	2,221	179,834
Kerry Group PLC, Class A	317	30,574
Lancaster Colony Corp.(b)	5,512	954,348
Minerva SA/Brazil(a)	387,485	318,787
Post Holdings, Inc.(a)	6,312	722,471
Seaboard Corp.	1	2,430
Simply Good Foods Co.(a)	15,710	612,376
SunOpta, Inc.(a)	28,899	222,522
Thai Union Group PCL, NVDR	2,323,000	883,530
Tiger Brands Ltd.	7,338	112,384
Tingyi Cayman Islands Holding Corp.	254,000	329,768
Tyson Foods, Inc., Class A	6,981	400,989
Security	Shares	Value
Food Products (continued)
Uni-President China Holdings Ltd.	1,131,000	$ 1,135,720
Uni-President Enterprises Corp.	689,000	1,698,655
Vital Farms, Inc.(a)	14,319	539,683
		16,623,208
Gas Utilities — 0.3%
Brookfield Infrastructure Corp.	3,803	152,158
ENN Energy Holdings Ltd.	76,100	540,749
Gujarat Gas Ltd.	62,726	364,659
Korea Gas Corp.(a)	11,305	264,280
Kunlun Energy Co. Ltd.	24,000	25,865
New Jersey Resources Corp.	41,129	1,918,668
ONE Gas, Inc.(b)	29,808	2,064,204
Southwest Gas Holdings, Inc.	10,742	759,567
UGI Corp.(b)	21,175	597,770
		6,687,920
Ground Transportation — 0.3%
ArcBest Corp.(b)	5,781	539,483
Avis Budget Group, Inc.(a)	948	76,418
Covenant Logistics Group, Inc., Class A	9,081	495,005
CSX Corp.	18,896	609,774
Lyft, Inc., Class A(a)	31,274	403,435
RXO, Inc.(a)(b)	13,407	319,623
Schneider National, Inc., Class B(b)	178	5,212
Uber Technologies, Inc.(a)	68,347	4,122,691
Union Pacific Corp.	3,973	906,003
XPO, Inc.(a)	727	95,346
		7,572,990
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	8,774	992,427
Accuray, Inc.(a)	55,619	110,126
Alcon AG	850	72,069
Align Technology, Inc.(a)	259	54,004
Alphatec Holdings, Inc.(a)	9,853	90,450
AngioDynamics, Inc.(a)	54,079	495,364
Artivion, Inc.(a)	12,391	354,259
AtriCure, Inc.(a)	17,662	539,751
Axogen, Inc.(a)	4,031	66,431
Becton Dickinson & Co.	8,318	1,887,105
Boston Scientific Corp.(a)	61,699	5,510,955
Cerus Corp.(a)	24,249	37,343
Cochlear Ltd.	1,815	325,028
CONMED Corp.(b)	4,638	317,425
Dexcom, Inc.(a)	2,366	184,004
Edwards Lifesciences Corp.(a)	4,427	327,731
Envista Holdings Corp.(a)	10,141	195,620
Glaukos Corp.(a)(b)	7,427	1,113,604
Haemonetics Corp.(a)	6,895	538,362
Hologic, Inc.(a)	7,469	538,440
Hoya Corp.	2,900	359,908
ICU Medical, Inc.(a)	4,403	683,213
IDEXX Laboratories, Inc.(a)	678	280,312
Inari Medical, Inc.(a)	8,331	425,298
Inmode Ltd.(a)	12,941	216,115
Inspire Medical Systems, Inc.(a)	646	119,755
Intuitive Surgical, Inc.(a)	1,163	607,039
iRadimed Corp.	10,786	593,230
iRhythm Technologies, Inc.(a)	7,860	708,736
Lantheus Holdings, Inc.(a)	9,690	866,867
LeMaitre Vascular, Inc.	11,537	1,063,019
22
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
LivaNova PLC(a)	12,689	$ 587,628
Medtronic PLC	65,082	5,198,750
Merit Medical Systems, Inc.(a)	4,419	427,406
Nemaura Medical, Inc.(a)	2,006	—
Neogen Corp.(a)	11,154	135,410
Nevro Corp.(a)	20,264	75,382
Novocure Ltd.(a)	38,713	1,153,647
Omnicell, Inc.(a)	15,056	670,293
OraSure Technologies, Inc.(a)	22,437	80,998
Orthofix Medical, Inc.(a)	7,765	135,577
OrthoPediatrics Corp.(a)	5,034	116,688
PROCEPT BioRobotics Corp.(a)	5,623	452,764
Pulmonx Corp.(a)	5,803	39,402
ResMed, Inc.(b)	2,395	547,712
RxSight, Inc.(a)	9,811	337,302
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,900	343,991
SI-BONE, Inc.(a)	23,500	329,470
Smith & Nephew PLC	2,971	36,818
Sonova Holding AG, Registered Shares	156	51,013
STAAR Surgical Co.(a)	15,771	383,078
STERIS PLC	2,545	523,150
Stryker Corp.	11,465	4,127,973
Surmodics, Inc.(a)	3,085	122,166
Tactile Systems Technology, Inc.(a)	8,578	146,941
Tandem Diabetes Care, Inc.(a)	21,330	768,307
Terumo Corp.	5,700	110,043
TransMedics Group, Inc.(a)(b)	4,336	270,350
Treace Medical Concepts, Inc.(a)	8,256	61,425
UFP Technologies, Inc.(a)	1,034	252,823
Varex Imaging Corp.(a)	19,702	287,452
		37,447,949
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	4,690	185,958
Accolade, Inc.(a)	32,315	110,517
AdaptHealth Corp.(a)	27,803	264,685
Addus HomeCare Corp.(a)	8,389	1,051,561
agilon health, Inc.(a)	63,762	121,148
Alignment Healthcare, Inc.(a)	41,782	470,047
Amedisys, Inc.(a)	105	9,533
AMN Healthcare Services, Inc.(a)	7,880	188,490
Aveanna Healthcare Holdings, Inc.(a)	19,990	91,354
Brookdale Senior Living, Inc.(a)(b)	45,517	228,951
Cardinal Health, Inc.	15,073	1,782,684
Castle Biosciences, Inc.(a)	16,778	447,134
Cencora, Inc.(b)	2,322	521,707
Centene Corp.(a)	31,436	1,904,393
Centogene NV(a)	910	123
Chemed Corp.	156	82,649
Cigna Group	7,905	2,182,887
Clover Health Investments Corp.(a)	31,950	100,642
Concentra Group Holdings Parent, Inc.	26,531	524,783
CorVel Corp.(a)	8,871	986,987
Cross Country Healthcare, Inc.(a)	7,286	132,314
CVS Health Corp.	9,912	444,950
Dr. Lal PathLabs Ltd.(c)	32,223	1,127,741
Elevance Health, Inc.	3,862	1,424,692
Encompass Health Corp.	16,448	1,518,973
Enhabit, Inc.(a)	12,350	96,453
Ensign Group, Inc.	10,899	1,448,041
Fleury SA	460,226	899,478
Security	Shares	Value
Health Care Providers & Services (continued)
Fortis Healthcare Ltd.	91,005	$ 763,378
Fulgent Genetics, Inc.(a)	10,864	200,658
Guardant Health, Inc.(a)	33,736	1,030,635
HCA Healthcare, Inc.	13,131	3,941,270
HealthEquity, Inc.(a)	16,602	1,592,962
Hims & Hers Health, Inc., Class A(a)	41,393	1,000,883
Humana, Inc.(b)	1,689	428,516
Joint Corp.(a)(b)	1,523	16,189
KPJ Healthcare Bhd	823,200	446,966
Life Healthcare Group Holdings Ltd.	554,586	481,373
LifeStance Health Group, Inc.(a)	17,212	126,852
McKesson Corp.	1,242	707,828
Molina Healthcare, Inc.(a)	3,077	895,561
Nano-X Imaging Ltd.(a)(b)	7,161	51,559
National HealthCare Corp.(b)	2,386	256,638
National Research Corp., Class A(b)	1,593	28,101
NeoGenomics, Inc.(a)(b)	26,041	429,156
Option Care Health, Inc.(a)	21,411	496,735
Owens & Minor, Inc.(a)	14,279	186,627
PACS Group, Inc.(a)	4,764	62,456
Pediatrix Medical Group, Inc.(a)	19,960	261,875
Pennant Group, Inc.(a)	6,460	171,319
Premier, Inc., Class A(b)	386	8,183
Privia Health Group, Inc.(a)	64,151	1,254,152
Progyny, Inc.(a)	34,875	601,594
RadNet, Inc.(a)	16,587	1,158,436
Select Medical Holdings Corp.	54,350	1,024,497
Sonic Healthcare Ltd.	3,918	65,348
Surgery Partners, Inc.(a)(b)	37,968	803,783
Tenet Healthcare Corp.(a)	11,511	1,453,034
U.S. Physical Therapy, Inc.	2,798	248,211
UnitedHealth Group, Inc.	20,434	10,336,743
Universal Health Services, Inc., Class B	6,496	1,165,512
Viemed Healthcare, Inc.(a)	10,983	88,084
		50,133,989
Health Care REITs — 0.1%
CareTrust REIT, Inc.	24,079	651,337
Sabra Health Care REIT, Inc.	27,121	469,736
Universal Health Realty Income Trust(b)	4,534	168,710
Ventas, Inc.	11,197	659,391
		1,949,174
Health Care Technology — 0.1%
Certara, Inc.(a)	381	4,058
Doximity, Inc., Class A(a)	4,254	227,121
Evolent Health, Inc., Class A(a)(b)	26,980	303,525
Health Catalyst, Inc.(a)	37,093	262,248
HealthStream, Inc.	11,085	352,503
Phreesia, Inc.(a)	28,309	712,254
Schrodinger, Inc./United States(a)(b)	10,724	206,866
Teladoc Health, Inc.(a)	70,388	639,827
TruBridge, Inc.(a)	1,986	39,164
Veeva Systems, Inc., Class A(a)	3,118	655,559
Waystar Holding Corp.(a)	4,777	175,316
		3,578,441
Hotel & Resort REITs — 0.2%
Braemar Hotels & Resorts, Inc.	46,460	139,380
Chatham Lodging Trust	69,346	620,647
Park Hotels & Resorts, Inc.(b)	49,207	692,342
Pebblebrook Hotel Trust(b)	44,341	600,821
RLJ Lodging Trust	150,043	1,531,939
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc.(b)	13,009	$ 1,357,359
Summit Hotel Properties, Inc.	99,732	683,164
Xenia Hotels & Resorts, Inc.	6,806	101,137
		5,726,789
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc., Class A(a)	18,523	197,826
Accor SA	1,032	50,194
Airbnb, Inc., Class A(a)	8,804	1,156,934
Alsea SAB de CV	222,921	464,958
Aramark	3,829	142,860
Aristocrat Leisure Ltd.	13,148	555,247
Bally’s Corp.(a)(b)	6,263	112,045
BJ’s Restaurants, Inc.(a)	3,942	138,502
Booking Holdings, Inc.	978	4,859,115
Brinker International, Inc.(a)	16,530	2,186,754
Carnival Corp.(a)	31,433	783,310
Cava Group, Inc.(a)	1,048	118,214
Century Casinos, Inc.(a)	2,761	8,946
Chipotle Mexican Grill, Inc.(a)	30,891	1,862,727
Compass Group PLC	4,090	136,088
Despegar.com Corp.(a)	9,651	185,782
DoorDash, Inc., Class A(a)	14,399	2,415,432
DraftKings, Inc., Class A(a)	3,447	128,228
El Pollo Loco Holdings, Inc.(a)	10,958	126,455
Entain PLC	4,110	35,282
Everi Holdings, Inc.(a)	19,145	258,649
Evolution AB(c)	999	77,039
Flutter Entertainment PLC(a)	422	109,066
Galaxy Entertainment Group Ltd.	13,000	54,725
Golden Entertainment, Inc.	4,907	155,061
Hilton Worldwide Holdings, Inc.	665	164,361
Indian Hotels Co. Ltd.	76,212	778,969
InterContinental Hotels Group PLC	794	98,792
Jollibee Foods Corp.	98,920	458,734
La Francaise des Jeux SACA, Class A(c)	439	16,906
Life Time Group Holdings, Inc.(a)	28,457	629,469
Light & Wonder, Inc., Class A(a)	889	76,792
Lindblad Expeditions Holdings, Inc.(a)	13,311	157,868
Marriott Vacations Worldwide Corp.(b)	295	26,491
McDonald’s Corp.	9,893	2,867,882
Meituan, Class B(a)(c)	305,860	5,946,946
Monarch Casino & Resort, Inc.	3,451	272,284
PlayAGS, Inc.(a)	21,520	248,126
Potbelly Corp.(a)	9,880	93,070
Red Rock Resorts, Inc., Class A	6,809	314,848
Rush Street Interactive, Inc., Class A(a)	36,011	494,071
Sands China Ltd.(a)	5,600	14,911
Shake Shack, Inc., Class A(a)	10,030	1,301,894
Six Flags Entertainment Corp.	7,575	365,039
Skylark Holdings Co. Ltd.	4,400	68,235
Starbucks Corp.	12,712	1,159,970
Super Group SGHC Ltd.	22,278	138,792
Sweetgreen, Inc., Class A(a)(b)	17,783	570,123
Texas Roadhouse, Inc.	18,645	3,364,117
Travel & Leisure Co.	1,686	85,059
Trip.com Group Ltd.(a)	35,696	2,456,610
TUI AG(a)	9,914	85,972
Viking Holdings Ltd.(a)(b)	3,797	167,296
Whitbread PLC	3,035	111,718
Wingstop, Inc.	7,089	2,014,694
Wowprime Corp.	77,000	555,001
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.	10,359	$ 498,993
Yum! Brands, Inc.(b)	5,519	740,429
Zomato Ltd.(a)	142,438	461,408
		43,125,309
Household Durables — 1.0%
Barratt Redrow PLC	4,136	22,673
Beazer Homes USA, Inc.(a)	10,530	289,154
Berkeley Group Holdings PLC	684	33,288
Century Communities, Inc.	22,047	1,617,368
Champion Homes, Inc.(a)	11,903	1,048,654
Crompton Greaves Consumer Electricals Ltd.	189,343	873,843
Cyrela Brazil Realty SA Empreendimentos e Participacoes	163,344	448,650
D.R. Horton, Inc.	20,373	2,848,553
Ethan Allen Interiors, Inc.	7,361	206,918
GoPro, Inc., Class A(a)	18,252	19,895
Green Brick Partners, Inc.(a)	4,360	246,296
Haier Smart Home Co. Ltd., Class A	133,700	518,752
Haier Smart Home Co. Ltd., Class H	28,800	100,632
Hovnanian Enterprises, Inc., Class A(a)	524	70,122
Installed Building Products, Inc.(b)	4,659	816,490
KB Home	1,328	87,276
Lennar Corp., Class A(b)	2,617	356,880
Lennar Corp., Class B(b)	47	6,211
LG Electronics, Inc.	6,209	348,847
LGI Homes, Inc.(a)(b)	8,044	719,134
Lovesac Co.(a)	6,009	142,173
M/I Homes, Inc.(a)	15,580	2,071,361
Meritage Homes Corp.	1,814	279,029
Midea Group Co. Ltd., Class A	115,300	1,181,732
Mohawk Industries, Inc.(a)	827	98,520
Newell Brands, Inc.(b)	31,823	316,957
NVR, Inc.(a)	40	327,156
PulteGroup, Inc.	8,776	955,706
Sonos, Inc.(a)	16,714	251,379
Sony Group Corp.	34,700	731,321
Taylor Morrison Home Corp., Class A(a)	57,904	3,544,304
Taylor Wimpey PLC	12,447	18,944
Toll Brothers, Inc.(b)	16,826	2,119,235
TopBuild Corp.(a)	453	141,037
Tri Pointe Homes, Inc.(a)	40,036	1,451,705
Universal Electronics, Inc.(a)	2,805	30,855
Whirlpool of India Ltd.	8,454	181,220
		24,522,270
Household Products — 0.4%
Central Garden & Pet Co.(a)	2,072	80,394
Central Garden & Pet Co., Class A(a)	20,222	668,337
Clorox Co.	2,826	458,971
Colgate-Palmolive Co.	43,420	3,947,312
Energizer Holdings, Inc.	9,780	341,224
Essity AB, Class B	5,380	143,790
Henkel AG & Co. KGaA	2,520	194,209
Procter & Gamble Co.	27,942	4,684,476
Reckitt Benckiser Group PLC	1,902	115,130
Reynolds Consumer Products, Inc.(b)	178	4,804
Spectrum Brands Holdings, Inc.	3,302	278,986
WD-40 Co.(b)	2,511	609,369
		11,527,002
Independent Power and Renewable Electricity Producers — 0.1%
ACWA Power Co.	1,058	113,168
AES Corp.(b)	19,623	252,548
24
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Brookfield Renewable Corp.	2,250	$ 62,267
Brookfield Renewable Corp.(b)	418	11,562
Clearway Energy, Inc., Class A	13,469	329,317
Clearway Energy, Inc., Class C(b)	2,804	72,904
Drax Group PLC	6,544	53,005
Gulf Energy Development PCL, NVDR	223,300	388,166
NTPC Ltd.	54,569	211,984
PTC India Ltd.	73,346	123,874
RWE AG	5,039	150,482
Sunnova Energy International, Inc.(a)(b)	11,073	37,980
Vistra Corp.	915	126,151
		1,933,408
Industrial Conglomerates — 0.4%
3M Co.	13,579	1,752,913
Astra International Tbk PT	5,809,700	1,766,057
Brookfield Business Corp., Class A(b)	7,243	175,715
CJ Corp.	10,293	686,311
Hanwha Corp.	11,677	211,945
Hitachi Ltd.	25,900	634,292
KOC Holding A/S, Class A	88,211	445,179
Samsung C&T Corp.	7,042	544,129
Siemens AG, Class N, Registered Shares	9,526	1,857,519
Siemens Ltd.	8,628	657,076
Smiths Group PLC	14,732	315,862
		9,046,998
Industrial REITs — 0.3%
EastGroup Properties, Inc.(b)	754	121,009
First Industrial Realty Trust, Inc.	59,714	2,993,463
Goodman Group	13,465	295,987
Industrial Logistics Properties Trust	20,825	76,011
Plymouth Industrial REIT, Inc.(b)	45,530	810,434
Prologis, Inc.	20,305	2,146,239
Segro PLC	7,449	65,336
Terreno Realty Corp.(b)	9,910	586,077
		7,094,556
Insurance — 3.1%
Admiral Group PLC	2,550	84,242
Aegon Ltd.	15,508	92,284
Aflac, Inc.	562	58,133
Ageas SA/NV	15,730	764,794
AIA Group Ltd.	192,400	1,381,983
Allianz SE, Registered Shares	7,984	2,453,984
Allstate Corp.	9,504	1,832,276
Ambac Financial Group, Inc.(a)	29,732	376,110
American Financial Group, Inc.	619	84,760
AMERISAFE, Inc.	8,141	419,587
Aon PLC, Class A	914	328,272
Arch Capital Group Ltd.	7,138	659,194
Arthur J Gallagher & Co.(b)	1,125	319,331
Assured Guaranty Ltd.	192	17,282
Aviva PLC	21,240	124,490
AXA SA	19,834	705,884
Baloise Holding AG, Class N, Registered Shares	467	84,622
Beazley PLC	7,104	72,521
Brighthouse Financial, Inc.(a)	440	21,138
Brown & Brown, Inc.	29,517	3,011,324
Cathay Financial Holding Co. Ltd.	699,325	1,454,507
China Life Insurance Co. Ltd., Class H	1,405,000	2,629,646
China Pacific Insurance Group Co. Ltd., Class A	18,300	85,005
China Pacific Insurance Group Co. Ltd., Class H	376,400	1,210,913
Security	Shares	Value
Insurance (continued)
CNA Financial Corp.	88	$ 4,257
CNO Financial Group, Inc.	48,187	1,793,038
Crawford & Co., Class A	28,480	329,229
Dai-ichi Life Holdings, Inc.	4,700	125,238
DB Insurance Co. Ltd.	6,723	467,116
Discovery Ltd.	15,010	154,918
Donegal Group, Inc., Class A	8,688	134,403
eHealth, Inc.(a)	10,007	94,066
Enstar Group Ltd.(a)	996	320,762
Erie Indemnity Co., Class A(b)	315	129,852
Everest Group Ltd.	242	87,715
Fairfax Financial Holdings Ltd.	87	121,048
FedNat Holding Co.(a)(d)	4,457	—
Fubon Financial Holding Co. Ltd.	664,750	1,828,069
Generali	911	25,774
Genworth Financial, Inc., Class A(a)	14,258	99,663
Gjensidige Forsikring ASA	9,066	160,081
Globe Life, Inc.(b)	11,825	1,318,724
Hamilton Insurance Group Ltd., Class B(a)	8,838	168,187
Hanover Insurance Group, Inc.	119	18,405
Hartford Financial Services Group, Inc.	24,978	2,732,593
HCI Group, Inc.	2,215	258,114
Hyundai Marine & Fire Insurance Co. Ltd.	55,977	935,791
Intact Financial Corp.	472	85,941
Investors Title Co.	265	62,741
Kemper Corp.	206	13,687
KGI Financial Holding Co. Ltd.	1,147,000	600,880
Kinsale Capital Group, Inc.	328	152,563
Legal & General Group PLC	29,730	85,365
Lemonade, Inc.(a)(b)	8,190	300,409
Marsh & McLennan Cos., Inc.	12,369	2,627,299
Max Financial Services Ltd.(a)	49,683	645,419
Mercury General Corp.(b)	8,935	593,999
MetLife, Inc.	5,341	437,321
MS&AD Insurance Group Holdings, Inc.	26,300	568,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	2,103	1,061,095
New China Life Insurance Co. Ltd., Class H	172,900	521,304
NN Group NV	30,382	1,324,914
Oscar Health, Inc., Class A(a)(b)	43,215	580,810
Palomar Holdings, Inc.(a)	8,982	948,409
People’s Insurance Co. Group of China Ltd., Class A	747,100	776,089
People’s Insurance Co. Group of China Ltd., Class H	2,036,000	1,008,802
Phoenix Group Holdings PLC	3,457	22,029
PICC Property & Casualty Co. Ltd., Class H	146,000	229,629
Ping An Insurance Group Co. of China Ltd., Class A	230,000	1,650,870
Ping An Insurance Group Co. of China Ltd., Class H	613,500	3,600,849
Power Corp. of Canada	5,636	175,810
Powszechny Zaklad Ubezpieczen SA	108,390	1,203,994
Principal Financial Group, Inc.	2,827	218,838
Progressive Corp.(b)	36,224	8,679,633
Prudential PLC	60,107	477,010
QBE Insurance Group Ltd.	33,458	397,343
Reinsurance Group of America, Inc.	14,708	3,142,070
RLI Corp.	1,605	264,552
Root, Inc., Class A(a)	1,119	81,228
Sampo OYJ, A Shares	2,943	120,207
Samsung Fire & Marine Insurance Co. Ltd.	2,318	561,178
Samsung Life Insurance Co. Ltd.(a)	8,424	539,061
Sanlam Ltd.	173,686	799,621
Selective Insurance Group, Inc.	14,670	1,371,938
Selectquote, Inc.(a)	11,528	42,884
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.(a)	2,488	$ 125,744
Sompo Holdings, Inc.	11,500	297,968
Swiss Re AG	6,975	1,010,221
Talanx AG(a)	2,035	173,080
Tiptree, Inc.	21,242	443,108
Tokio Marine Holdings, Inc.	26,400	947,447
Travelers Cos., Inc.	18,213	4,387,330
Trupanion, Inc.(a)	4,236	204,175
Tryg A/S	2,871	60,562
United Fire Group, Inc.	7,901	224,783
Universal Insurance Holdings, Inc.	3,839	80,849
Unum Group	12,110	884,393
W.R. Berkley Corp.	48,196	2,820,430
White Mountains Insurance Group Ltd.	10	19,451
Willis Towers Watson PLC(b)	686	214,883
Zurich Insurance Group AG, Class N	2,627	1,562,449
		79,010,003
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A	123,307	23,342,015
Alphabet, Inc., Class C	90,434	17,222,251
Auto Trader Group PLC(c)	9,584	94,832
Baidu, Inc., Class A(a)	166,760	1,758,752
Bilibili, Inc., Class Z(a)	17,120	309,844
Bumble, Inc., Class A(a)	16,905	137,607
Cargurus, Inc., Class A(a)	4,471	163,370
Cars.com, Inc.(a)	18,014	312,183
EverQuote, Inc., Class A(a)	25,069	501,129
fuboTV, Inc.(a)(b)	69,511	87,584
Grindr, Inc.(a)	5,046	90,021
Kakao Corp.	2,406	61,657
Kuaishou Technology(a)(c)	24,200	126,943
LY Corp.	101,900	269,433
MediaAlpha, Inc., Class A(a)	24,284	274,166
Meta Platforms, Inc., Class A	42,576	24,928,674
NAVER Corp.	11,263	1,502,821
Nextdoor Holdings, Inc.(a)	32,479	76,975
Pinterest, Inc., Class A(a)	29,504	855,616
QuinStreet, Inc.(a)	27,410	632,349
REA Group Ltd.	1,609	231,476
Rightmove PLC	12,489	99,957
Scout24 SE(c)	1,414	124,770
Shutterstock, Inc.(b)	13,258	402,380
Snap, Inc., Class A(a)(b)	28,855	310,768
Tencent Holdings Ltd.	428,300	22,859,579
TripAdvisor, Inc.(a)	341	5,037
TrueCar, Inc.(a)	11,885	44,331
Vimeo, Inc.(a)	31,515	201,696
Yelp, Inc.(a)	32,268	1,248,772
Ziff Davis, Inc.(a)(b)	3,423	186,006
ZipRecruiter, Inc., Class A(a)	50,756	367,473
		98,830,467
IT Services — 1.2%
Accenture PLC, Class A	18,589	6,539,424
Applied Digital Corp.(a)	19,680	150,355
ASGN, Inc.(a)	11,886	990,579
Backblaze, Inc., Class A(a)	3,146	18,939
Capgemini SE	850	138,828
Cloudflare, Inc., Class A(a)	3,762	405,092
Core Scientific, Inc.(a)(b)	28,170	395,789
Couchbase, Inc.(a)	13,747	214,316
Cyient Ltd.	12,137	259,650
DigitalOcean Holdings, Inc.(a)	8,860	301,860
Security	Shares	Value
IT Services (continued)
EPAM Systems, Inc.(a)	726	$ 169,753
Fastly, Inc., Class A(a)	36,033	340,152
Fujitsu Ltd.	22,400	393,491
Gartner, Inc.(a)	1,154	559,078
GoDaddy, Inc., Class A(a)	1,563	308,489
Grid Dynamics Holdings, Inc., Class A(a)(b)	14,805	329,263
Hackett Group, Inc.	18,633	572,406
HCL Technologies Ltd.	120,915	2,699,959
Infosys Ltd.	227,706	4,988,021
Infosys Ltd., ADR(b)	83,438	1,828,961
International Business Machines Corp.	2,047	449,992
MongoDB, Inc., Class A(a)	2,852	663,974
NEC Corp.	2,900	248,174
Nomura Research Institute Ltd.	8,900	261,318
Obic Co. Ltd.	10,500	312,463
Okta, Inc., Class A(a)	3,410	268,708
Otsuka Corp.	17,500	400,221
Persistent Systems Ltd.	4,419	332,184
Samsung SDS Co. Ltd.	2,327	200,239
Snowflake, Inc., Class A(a)	1,090	168,307
Tata Consultancy Services Ltd.	61,123	2,916,880
Tech Mahindra Ltd.	19,493	387,134
Unisys Corp.(a)	35,720	226,108
VeriSign, Inc.(a)	5,967	1,234,930
Wipro Ltd.	371,987	1,307,156
Wix.com Ltd.(a)	2,088	447,981
		31,430,174
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	8,211	583,638
JAKKS Pacific, Inc.(a)	1,148	32,316
Malibu Boats, Inc., Class A(a)	8,608	323,575
MasterCraft Boat Holdings, Inc.(a)	7,086	135,130
Peloton Interactive, Inc., Class A(a)	50,174	436,514
Topgolf Callaway Brands Corp.(a)	26,656	209,516
YETI Holdings, Inc.(a)	14,807	570,217
		2,290,906
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)	15,828	227,290
AbCellera Biologics, Inc.(a)	18,257	53,493
Adaptive Biotechnologies Corp.(a)	27,290	163,603
Agilent Technologies, Inc.	9,283	1,247,078
Azenta, Inc.(a)(b)	230	11,500
Codexis, Inc.(a)	26,545	126,620
Cytek Biosciences, Inc.(a)	29,074	188,690
Danaher Corp.	6,758	1,551,299
Eurofins Scientific SE	756	38,558
Illumina, Inc.(a)	1,543	206,191
IQVIA Holdings, Inc.(a)	4,527	889,601
Lonza Group AG, Registered Shares	615	362,997
Maravai LifeSciences Holdings, Inc., Class A(a)	29,577	161,195
Medpace Holdings, Inc.(a)	1,071	355,818
Mettler-Toledo International, Inc.(a)	675	825,984
Nautilus Biotechnology, Inc.(a)	2,915	4,897
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	—
Pacific Biosciences of California, Inc.(a)(b)	112,602	206,062
Personalis, Inc.(a)(b)	16,677	96,393
QIAGEN NV	10,454	465,517
Quanterix Corp.(a)	8,950	95,138
Sartorius Stedim Biotech	167	32,603
Seer, Inc., Class A(a)	6,637	15,331
Singular Genomics Systems, Inc.(a)	29	564
26
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Sotera Health Co.(a)	324	$ 4,432
Thermo Fisher Scientific, Inc.	12,221	6,357,731
West Pharmaceutical Services, Inc.	769	251,894
		13,940,479
Machinery — 1.8%
Alamo Group, Inc.	2,982	554,384
Albany International Corp., Class A	2,982	238,471
Alstom SA(a)	1,002	22,358
Amada Co. Ltd.	6,500	63,196
Astec Industries, Inc.	5,594	187,958
Atlas Copco AB, Class A	29,137	444,679
Atlas Copco AB, Class B	32,378	437,459
Atmus Filtration Technologies, Inc.	22,747	891,227
Blue Bird Corp.(a)	10,806	417,436
Caterpillar, Inc.	14,665	5,319,875
Chart Industries, Inc.(a)	7,922	1,511,834
Commercial Vehicle Group, Inc.(a)	3,113	7,720
Crane Co.	1,706	258,886
CRRC Corp. Ltd., Class A	84,500	96,502
Cummins India Ltd.	2,934	111,899
Deere & Co.	1,884	798,251
Donaldson Co., Inc.	4,572	307,924
Dover Corp.	1,772	332,427
Energy Recovery, Inc.(a)	7,182	105,575
Enerpac Tool Group Corp., Class A	4,537	186,425
ESCO Technologies, Inc.	3,149	419,478
Escorts Kubota Ltd.	2,184	84,880
FANUC Corp.	4,400	114,941
Federal Signal Corp.	17,946	1,658,031
Flowserve Corp.	43,645	2,510,460
Franklin Electric Co., Inc.	10,445	1,017,865
Gates Industrial Corp. PLC(a)	326	6,706
GEA Group AG	1,369	68,003
Gencor Industries, Inc.(a)	4,028	71,094
Graco, Inc.	1,340	112,949
Greenbrier Cos., Inc.(b)	7,373	449,679
Hurco Cos., Inc.	1,472	28,395
Illinois Tool Works, Inc.	5,529	1,401,933
ITT, Inc.	5,645	806,558
John Bean Technologies Corp.(b)	5,135	652,658
Kadant, Inc.(b)	3,225	1,112,593
Kennametal, Inc.(b)	13,621	327,176
Komatsu Ltd.	27,500	749,164
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	4,069	625,770
Kubota Corp.	39,100	452,964
Manitowoc Co., Inc.(a)	59,366	542,012
Miller Industries, Inc.	1,263	82,550
Mitsubishi Heavy Industries Ltd.	32,100	447,601
Mueller Industries, Inc.	26,870	2,132,403
Mueller Water Products, Inc., Class A	51,844	1,166,490
Oshkosh Corp.	20,181	1,918,608
Parker-Hannifin Corp.	8,431	5,362,369
Pentair PLC	2,822	284,006
Proto Labs, Inc.(a)	6,284	245,642
REV Group, Inc.(b)	9,356	298,176
Schindler Holding AG	176	48,626
Shyft Group, Inc.	23,703	278,273
SPX Technologies, Inc.(a)	9,168	1,334,127
Tennant Co.	7,446	607,072
Terex Corp.	4,776	220,747
Security	Shares	Value
Machinery (continued)
Titan International, Inc.(a)	8,319	$ 56,486
Toyota Industries Corp.	1,800	144,766
Trelleborg AB, Class B	4,280	146,464
Trinity Industries, Inc.	23,874	837,977
VAT Group AG(c)	227	85,832
Volvo AB, Class B	44,562	1,082,953
Wabash National Corp.(b)	10,806	185,107
Wartsila OYJ Abp	8,341	147,825
Watts Water Technologies, Inc., Class A	8,980	1,825,634
Weichai Power Co. Ltd., Class A	123,400	230,391
Weir Group PLC	5,384	146,664
Westinghouse Air Brake Technologies Corp.	3,623	686,885
Xylem, Inc./New York(b)	6,038	700,529
		46,211,998
Marine Transportation — 0.2%
AP Moller - Maersk A/S, Class B	160	266,202
COSCO SHIPPING Holdings Co. Ltd., Class H	324,000	530,427
Genco Shipping & Trading Ltd.	24,158	336,763
Kirby Corp.(a)	1,994	210,965
Matson, Inc.(b)	10,353	1,395,998
Mitsui OSK Lines Ltd.	3,300	114,834
Nippon Yusen KK	14,000	465,969
Pan Ocean Co. Ltd.	299,157	667,816
Wisdom Marine Lines Co. Ltd.	232,000	477,162
		4,466,136
Media — 0.6%
Cable One, Inc.	1,837	665,214
Charter Communications, Inc., Class A(a)	847	290,326
Comcast Corp., Class A	147,531	5,536,838
comScore, Inc.(a)	803	4,689
Cumulus Media, Inc., Class A(a)	4,396	2,871
EchoStar Corp., Class A(a)(b)	25,868	592,377
Emerald Holding, Inc.	6,871	33,118
Entravision Communications Corp., Class A	39,662	93,206
EW Scripps Co., Class A(a)	21,089	46,607
Fox Corp., Class A(b)	44,634	2,168,320
Fox Corp., Class B	46	2,104
Gannett Co., Inc.(a)	19,984	101,119
Gray Television, Inc.	32,028	100,888
Informa PLC	11,848	118,167
Integral Ad Science Holding Corp.(a)	17,115	178,681
Interpublic Group of Cos., Inc.	1,033	28,945
Liberty Broadband Corp., Class A(a)	56	4,164
Magnite, Inc.(a)	43,287	689,129
New York Times Co., Class A	22,934	1,193,715
News Corp., Class B(b)	394	11,989
Paramount Global, Class A	26	580
Paramount Global, Class B(b)	19,905	208,206
PubMatic, Inc., Class A(a)	11,587	170,213
Scholastic Corp.	2,284	48,718
Sirius XM Holdings, Inc.	4,235	96,558
TechTarget, Inc.(a)	7,455	147,758
TEGNA, Inc.(b)	31,995	585,189
Thryv Holdings, Inc.(a)	30,486	451,193
Townsquare Media, Inc., Class A	4,935	44,859
Trade Desk, Inc., Class A(a)	1,013	119,058
Zee Entertainment Enterprises Ltd.	308,112	434,813
		14,169,612
Metals & Mining — 1.7%
Agnico Eagle Mines Ltd.	2,101	164,373
Alcoa Corp.	9,005	340,209
Master Portfolio Schedule of Investments
27

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Alpha Metallurgical Resources, Inc.(b)	4,336	$ 867,720
Alrosa PJSC(a)(d)	667,929	59
Aneka Tambang Tbk	5,393,200	509,535
Anglo American PLC	9,548	282,307
Anglogold Ashanti PLC	36,571	817,934
ArcelorMittal SA	97,367	2,262,254
Baoshan Iron & Steel Co. Ltd., Class A	239,800	228,700
Barrick Gold Corp.	14,346	222,458
BHP Group Ltd., Class DI	104,162	2,541,006
Carpenter Technology Corp.	13,687	2,322,821
Century Aluminum Co.(a)	33,637	612,866
Cia Siderurgica Nacional SA	38,323	54,808
Cleveland-Cliffs, Inc.(a)	60,398	567,741
CMOC Group Ltd., Class H	207,000	138,828
Coeur Mining, Inc.(a)(b)	80,868	462,565
Commercial Metals Co.	3,491	173,154
Compass Minerals International, Inc.(b)	15,167	170,629
Constellium SE, Class A(a)	9,066	93,108
Endeavour Mining PLC	77,954	1,412,711
Evolution Mining Ltd.	25,095	74,174
Franco-Nevada Corp.	1,096	128,795
Freeport-McMoRan, Inc.	83,488	3,179,223
Glencore PLC	32,721	144,109
Gold Fields Ltd.	50,715	663,524
Gold Fields Ltd., ADR	4,732	62,462
Grupo Mexico SAB de CV, Series B	29,546	140,184
Hecla Mining Co.	163,374	802,166
Hindalco Industries Ltd.	60,681	425,819
Hindustan Zinc Ltd.	236,191	1,223,751
Hochschild Mining PLC(a)	52,450	140,097
Hyundai Steel Co.	49,184	697,096
i-80 Gold Corp.(a)	56,927	27,610
Jindal Saw Ltd.	76,094	258,472
Kaiser Aluminum Corp.	11,429	803,116
Lynas Rare Earths Ltd.(a)	11,587	45,692
Materion Corp.	7,635	754,949
Mineral Resources Ltd.	2,381	50,251
MP Materials Corp., Class A(a)(b)	699	10,904
National Aluminium Co. Ltd.	299,330	737,619
Newmont Corp.	27,999	1,042,123
Nippon Steel Corp.	28,900	580,764
Norsk Hydro ASA	22,743	125,102
Northern Star Resources Ltd.	29,465	279,952
Novagold Resources, Inc.(a)	74,263	247,296
Nucor Corp.	19,582	2,285,415
Olympic Steel, Inc.	12,625	414,226
Piedmont Lithium, Inc.(a)(b)	6,920	60,481
POSCO Holdings, Inc.	7,163	1,221,891
Radius Recycling, Inc., Class A	19,723	300,184
Rio Tinto Ltd.	5,859	424,853
Rio Tinto PLC	11,059	652,813
Royal Gold, Inc.	933	123,016
Ryerson Holding Corp.	17,912	331,551
Saudi Arabian Mining Co.(a)	65,969	881,602
Severstal PAO(a)(d)	6,166	1
Shandong Nanshan Aluminum Co. Ltd., Class A	5,073,000	2,702,904
Sibanye Stillwater Ltd.(a)	271,203	216,477
South32 Ltd.	133,326	279,662
Southern Copper Corp.(b)	5,882	536,027
SSR Mining, Inc.	8,275	57,594
Steel Dynamics, Inc.	2,538	289,510
SunCoke Energy, Inc.	25,682	274,797
Security	Shares	Value
Metals & Mining (continued)
Teck Resources Ltd., Class B	1,493	$ 60,532
Tredegar Corp.(a)	18,039	138,539
U.S. Steel Corp.	946	32,154
Vale SA	257,790	2,279,801
Vedanta Ltd.	191,306	991,339
Warrior Met Coal, Inc.	6,942	376,534
Wheaton Precious Metals Corp.	1,381	77,733
Worthington Steel, Inc.(b)	7,189	228,754
Zamil Industrial Investment Co.(a)	25,917	222,991
Zijin Mining Group Co. Ltd., Class H	548,000	989,016
		43,341,433
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	33,467	468,538
Claros Mortgage Trust, Inc.(b)	8,954	40,472
Granite Point Mortgage Trust, Inc.	75,089	209,499
KKR Real Estate Finance Trust, Inc.(b)	23,512	237,471
Ladder Capital Corp., Class A	18,485	206,847
Rithm Property Trust, Inc.	10,838	32,189
TPG RE Finance Trust, Inc.(b)	26,422	224,587
		1,419,603
Multi-Utilities — 0.4%
AGL Energy Ltd.	29,885	208,391
Avista Corp.	15,343	562,014
Black Hills Corp.	34,102	1,995,649
CMS Energy Corp.	15,434	1,028,676
Consolidated Edison, Inc.(b)	12,564	1,121,086
DTE Energy Co.	3,599	434,579
E.ON SE, Class N	104,850	1,221,298
Engie SA	60,387	957,701
National Grid PLC	21,384	254,047
Northwestern Energy Group, Inc.(b)	36,869	1,971,017
Public Service Enterprise Group, Inc.	1,350	114,061
Veolia Environnement SA	13,851	388,625
		10,257,144
Office REITs — 0.2%
Brandywine Realty Trust(b)	46,461	260,182
COPT Defense Properties	46,099	1,426,764
Creative Media & Community Trust Corp.	6,080	1,368
Highwoods Properties, Inc.(b)	23,415	716,031
Hudson Pacific Properties, Inc.	33,933	102,817
Orion Office REIT, Inc.	15,564	57,742
Paramount Group, Inc.	168,591	832,840
Piedmont Office Realty Trust, Inc., Class A	103,862	950,337
SL Green Realty Corp.(b)	5,149	349,720
		4,697,801
Oil, Gas & Consumable Fuels — 2.2%
Berry Corp.	11,952	49,362
BP PLC	59,823	295,703
California Resources Corp.(b)	14,818	768,906
Canadian Natural Resources Ltd.	2,728	84,225
Cheniere Energy, Inc.	7,097	1,524,932
Chevron Corp.(b)	38,420	5,564,753
China Petroleum & Chemical Corp., Class H	815,400	465,197
Civitas Resources, Inc.(b)	25,007	1,147,071
Clean Energy Fuels Corp.(a)(b)	42,212	105,952
ConocoPhillips(b)	19,312	1,915,171
Delek U.S. Holdings, Inc.(b)	37,604	695,674
Devon Energy Corp.	102,024	3,339,246
Dorian LPG Ltd.(b)	11,230	273,675
Encore Energy Corp.(a)	25,769	87,872
Energy Fuels, Inc./Canada(a)	61,121	313,551
28
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Eni SpA	6,377	$ 87,227
EOG Resources, Inc.(b)	9,586	1,175,052
Equinor ASA	15,511	367,906
Exxon Mobil Corp.	33,344	3,586,814
Formosa Petrochemical Corp.	524,000	552,670
FutureFuel Corp.	25,518	134,990
Golar LNG Ltd.(b)	5,835	246,937
Great Eastern Shipping Co. Ltd.	72,956	817,739
HD Hyundai Co. Ltd.	5,253	281,665
Hess Corp.	4,375	581,919
International Seaways, Inc.(b)	13,211	474,803
Kosmos Energy Ltd.(a)	57,524	196,732
Magnolia Oil & Gas Corp., Class A(b)	24,659	576,527
Marathon Petroleum Corp.	19,537	2,725,411
Matador Resources Co.	43,205	2,430,713
MOL Hungarian Oil & Gas PLC	12,398	85,335
Motor Oil Hellas Corinth Refineries SA, Class R	2	43
Murphy Oil Corp.(b)	54,971	1,663,422
Oil & Natural Gas Corp. Ltd.	87,638	244,615
Ovintiv, Inc.	44,728	1,811,484
Par Pacific Holdings, Inc.(a)	47,826	783,868
PBF Energy, Inc., Class A(b)	27,544	731,293
PetroChina Co. Ltd., Class A	66,200	80,802
PetroChina Co. Ltd., Class H	2,953,700	2,310,835
Petronet LNG Ltd.	156,419	631,291
Plains GP Holdings LP, Class A	83,299	1,531,036
PTT Exploration & Production PCL, NVDR(b)	366,800	1,289,295
Rabigh Refining & Petrochemical Co.(a)	87,648	192,674
Reliance Industries Ltd.	297,298	4,210,513
Repsol SA	2,419	29,434
REX American Resources Corp.(a)	17,089	712,440
Santos Ltd.	28,281	117,109
Scorpio Tankers, Inc.	9,936	493,720
Shell PLC	24,304	757,580
SM Energy Co.(b)	22,914	888,147
Targa Resources Corp.	4,135	738,098
TotalEnergies SE	7,745	431,511
Ultrapar Participacoes SA	49,392	128,327
Uranium Energy Corp.(a)(b)	51,224	342,689
Ur-Energy, Inc.(a)	14,651	16,849
Valero Energy Corp.	15,527	1,903,455
Williams Cos., Inc.	40,217	2,176,544
		55,170,804
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	8,269	856,255
Sappi Ltd.	166,152	431,498
		1,287,753
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	3,232	209,272
Allegiant Travel Co.(b)	3,825	360,009
American Airlines Group, Inc.(a)(b)	26,708	465,520
Blade Air Mobility, Inc., Class A(a)(b)	7,204	30,617
China Airlines Ltd.	316,000	246,884
Copa Holdings SA, Class A	142	12,479
Delta Air Lines, Inc.	15,523	939,142
Deutsche Lufthansa AG, Registered Shares	29,948	192,467
easyJet PLC	17,362	121,371
Eva Airways Corp.	395,000	533,768
JetBlue Airways Corp.(a)	84,105	661,065
Joby Aviation, Inc., Class A(a)(b)	27,308	222,014
Korean Air Lines Co. Ltd.	18,196	276,860
Qantas Airways Ltd.(a)	30,591	169,350
Security	Shares	Value
Passenger Airlines (continued)
SkyWest, Inc.(a)	16,263	$ 1,628,414
Sun Country Airlines Holdings, Inc.(a)	35,613	519,238
Turk Hava Yollari AO, Class A(a)	52,218	414,378
United Airlines Holdings, Inc.(a)(b)	1,729	167,886
		7,170,734
Personal Care Products — 0.2%
AMOREPACIFIC Group	16,561	232,471
BellRing Brands, Inc.(a)	9,027	680,094
Emami Ltd.	85,372	598,233
Hindustan Unilever Ltd.	14,933	405,573
L’Oreal SA	3,546	1,255,294
Natural Health Trends Corp.	3	14
Nature’s Sunshine Products, Inc.(a)	5,765	84,515
Nu Skin Enterprises, Inc., Class A	9,231	63,602
Unilever PLC	10,470	594,912
USANA Health Sciences, Inc.(a)	3,419	122,708
		4,037,416
Pharmaceuticals — 2.1%
Ajanta Pharma Ltd.	24,109	824,346
Amneal Pharmaceuticals, Inc., Class A(a)	31,959	253,115
Amphastar Pharmaceuticals, Inc.(a)	10,879	403,937
Amylyx Pharmaceuticals, Inc.(a)	41,704	157,641
ANI Pharmaceuticals, Inc.(a)	2,325	128,526
Arvinas, Inc.(a)	23,151	443,805
Astellas Pharma, Inc.	27,700	268,987
AstraZeneca PLC	8,762	1,142,386
Atea Pharmaceuticals, Inc.(a)	70,325	235,589
Axsome Therapeutics, Inc.(a)	7,749	655,643
Bristol-Myers Squibb Co.	15,079	852,868
China Medical System Holdings Ltd.	864,000	837,674
Collegium Pharmaceutical, Inc.(a)(b)	11,163	319,820
Corcept Therapeutics, Inc.(a)	34,995	1,763,398
Daiichi Sankyo Co. Ltd.	10,100	276,369
Edgewise Therapeutics, Inc.(a)	19,586	522,946
Elanco Animal Health, Inc.(a)	34,722	420,483
Eli Lilly & Co.	15,291	11,804,652
Enliven Therapeutics, Inc.(a)	8,915	200,588
Esperion Therapeutics, Inc.(a)(b)	36,784	80,925
Evolus, Inc.(a)	13,049	144,061
EyePoint Pharmaceuticals, Inc.(a)(b)	5,421	40,386
Fulcrum Therapeutics, Inc.(a)	19,002	89,309
Genomma Lab Internacional SAB de C.V.	69,794	84,117
GlaxoSmithKline Pharmaceuticals Ltd.	19,831	520,948
GSK PLC	22,287	375,921
Harmony Biosciences Holdings, Inc.(a)	20,134	692,811
Harrow, Inc.(a)	4,946	165,938
Hikma Pharmaceuticals PLC	1,233	30,741
Innoviva, Inc.(a)	19,698	341,760
Intra-Cellular Therapies, Inc.(a)	1,789	149,417
Ipsen SA	263	30,145
Jazz Pharmaceuticals PLC(a)	1,663	204,799
Johnson & Johnson	9,438	1,364,924
Lupin Ltd.	70,054	1,924,513
Merck & Co., Inc.	31,405	3,124,169
Merck KGaA	1,011	147,124
Mind Medicine MindMed, Inc.(a)	12,622	87,849
Natco Pharma Ltd.	34,413	556,513
Nektar Therapeutics(a)	33,671	31,314
Neumora Therapeutics, Inc.(a)(b)	7,124	75,514
Novartis AG, Class N, Registered Shares	5,419	527,579
Novo Nordisk A/S, Class B	30,009	2,589,231
Nuvation Bio, Inc., Class A(a)(b)	44,178	117,514
Master Portfolio Schedule of Investments
29

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Ocular Therapeutix, Inc.(a)(b)	15,446	$ 131,909
Onesource Speciality Pharma Ltd.(a)	18,896	368,589
Pacira BioSciences, Inc.(a)	17,515	329,983
Pfizer, Inc.	171,914	4,560,878
Phibro Animal Health Corp., Class A	11,393	239,253
Pliant Therapeutics, Inc.(a)(b)	19,388	255,340
Prestige Consumer Healthcare, Inc.(a)	13,895	1,085,061
Revance Therapeutics, Inc.(a)	23,459	71,315
Roche Holding AG	4,770	1,341,570
Royalty Pharma PLC, Class A	1,354	34,541
Sanofi SA	3,619	351,806
Scilex Holding Co., (Acquired 01/06/23, Cost: $100,430)(a)(e)	9,583	4,051
Scilex Holding Co.(a)(b)	1,578	673
Septerna, Inc.(a)	7,743	177,315
SIGA Technologies, Inc.(b)	17,105	102,801
Strides Pharma Science Ltd.	53,262	409,542
Sun Pharmaceutical Industries Ltd.	65,347	1,438,083
Supernus Pharmaceuticals, Inc.(a)	32,172	1,163,340
Takeda Pharmaceutical Co. Ltd.	43,600	1,154,192
Tarsus Pharmaceuticals, Inc.(a)	7,322	405,419
Terns Pharmaceuticals, Inc.(a)	10,163	56,303
Teva Pharmaceutical Industries Ltd., ADR(a)	3,996	88,072
TherapeuticsMD, Inc.(a)	745	641
WaVe Life Sciences Ltd.(a)	19,143	236,799
Xeris Biopharma Holdings, Inc.(a)	42,372	143,641
Yunnan Baiyao Group Co. Ltd., Class A	109,400	894,083
Zoetis, Inc., Class A	14,452	2,354,664
Zydus Lifesciences Ltd.	2,582	29,248
		52,439,407
Professional Services — 1.1%
Arcadis NV	849	51,665
Automatic Data Processing, Inc.	3,744	1,095,981
Barrett Business Services, Inc.(b)	8,620	374,453
Booz Allen Hamilton Holding Corp., Class A	8,479	1,091,247
CACI International, Inc., Class A(a)	2,488	1,005,301
CBIZ, Inc.(a)(b)	9,521	779,103
Computer Age Management Services Ltd.	22,994	1,358,586
Computershare Ltd.	5,627	118,203
CRA International, Inc.	3,335	624,312
CSG Systems International, Inc.(b)	10,814	552,704
Equifax, Inc.	3,978	1,013,793
ExlService Holdings, Inc.(a)	76,645	3,401,505
Experian PLC	15,898	683,294
Exponent, Inc.	8,230	733,293
Franklin Covey Co.(a)	11,175	419,956
Genpact Ltd.	6,664	286,219
Heidrick & Struggles International, Inc.	10,187	451,386
Huron Consulting Group, Inc.(a)	7,653	950,962
ICF International, Inc.	5,732	683,312
Innodata, Inc.(a)	2,331	92,121
Insperity, Inc.(b)	16,121	1,249,539
Kforce, Inc.	7,015	397,750
Leidos Holdings, Inc.	4,065	585,604
ManpowerGroup, Inc.	31,390	1,811,831
Maximus, Inc.	5,298	395,496
Parsons Corp.(a)	1,530	141,142
Paycor HCM, Inc.(a)	155	2,878
Paylocity Holding Corp.(a)	2,847	567,891
Recruit Holdings Co. Ltd.	20,800	1,445,765
RELX PLC	5,227	236,830
Security	Shares	Value
Professional Services (continued)
Resources Connection, Inc.	3,906	$ 33,318
Robert Half, Inc.(b)	9,470	667,256
SGS SA, Registered Shares	1,949	195,519
SS&C Technologies Holdings, Inc.	10,160	769,925
Teleperformance SE	169	14,496
Thomson Reuters Corp.	882	141,628
TransUnion	4,390	406,997
TriNet Group, Inc.(b)	9,348	848,518
TrueBlue, Inc.(a)	19,657	165,119
UL Solutions, Inc., Class A(b)	1,785	89,036
Upwork, Inc.(a)	14,102	230,568
Verisk Analytics, Inc.	3,840	1,057,651
Verra Mobility Corp., Class A(a)	26,797	647,951
Willdan Group, Inc.(a)	4,017	153,008
Wolters Kluwer NV, Class C	5,616	933,066
		28,956,178
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA(a)(b)	4,699	3,089
Anant Raj Ltd.	3,910	38,899
Anywhere Real Estate, Inc.(a)	59,643	196,822
Brigade Enterprises Ltd.	50,307	727,997
CBRE Group, Inc., Class A(a)	6,044	793,517
China Overseas Land & Investment Ltd.	148,000	233,810
China Resources Land Ltd.	346,500	994,721
China Vanke Co. Ltd., Class A(a)	517,300	512,354
CK Asset Holdings Ltd.	10,500	42,854
Compass, Inc., Class A(a)	58,175	340,324
Daiwa House Industry Co. Ltd.	14,500	445,167
DLF Ltd.	20,176	193,816
Emaar Properties PJSC	374,052	1,310,320
FirstService Corp.	409	74,089
Forestar Group, Inc.(a)	14,573	377,732
Howard Hughes Holdings, Inc.(a)	114	8,769
Jones Lang LaSalle, Inc.(a)	1,763	446,286
KE Holdings, Inc., ADR	54,798	1,009,379
Kennedy-Wilson Holdings, Inc.(b)	52,527	524,745
Longfor Group Holdings Ltd.(c)	96,500	122,382
Mah Sing Group BHD	116,100	46,656
Mitsui Fudosan Co. Ltd.	8,200	65,578
Nomura Real Estate Holdings, Inc.	3,600	88,840
Oberoi Realty Ltd.	7,852	211,532
Opendoor Technologies, Inc.(a)	150,378	240,605
Redfin Corp.(a)	18,466	145,327
RMR Group, Inc., Class A	10,370	214,037
Seaport Entertainment Group, Inc.(a)	26	727
SM Prime Holdings, Inc.	475,200	205,232
St. Joe Co.	21,299	956,964
Star Holdings(a)	5,185	50,450
Sun Hung Kai Properties Ltd.	7,000	66,607
Vonovia SE	4,462	135,836
Wharf Real Estate Investment Co. Ltd.	9,000	22,892
Zillow Group, Inc., Class A(a)	187	13,249
		10,861,604
Residential REITs — 0.3%
Apartment Investment and Management Co., Class A(a)	5,655	51,404
AvalonBay Communities, Inc.	10,134	2,229,176
Camden Property Trust	5,580	647,503
Centerspace	7,480	494,802
Clipper Realty, Inc.	10,578	48,447
Elme Communities	16,014	244,534
30
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Equity LifeStyle Properties, Inc.	6,284	$ 418,514
Equity Residential	1,060	76,066
Essex Property Trust, Inc.	4,685	1,337,286
Mid-America Apartment Communities, Inc.	1,031	159,362
NexPoint Residential Trust, Inc.	26,821	1,119,777
UDR, Inc.	1,708	74,144
UMH Properties, Inc.(b)	17,486	330,136
		7,231,151
Retail REITs — 0.5%
Acadia Realty Trust(b)	8,717	210,603
Brixmor Property Group, Inc.	40,421	1,125,321
InvenTrust Properties Corp.	7,953	239,624
Kite Realty Group Trust	131,451	3,317,823
Saul Centers, Inc.	13,144	509,987
Scentre Group	68,134	144,229
Simon Property Group, Inc.	33,282	5,731,493
SITE Centers Corp.	4,023	61,512
Tanger, Inc.	38,062	1,299,056
		12,639,648
Semiconductors & Semiconductor Equipment — 7.7%
ACM Research, Inc., Class A(a)	20,185	304,793
Advanced Micro Devices, Inc.(a)	21,991	2,656,293
Advantest Corp.	5,000	284,294
Alpha & Omega Semiconductor Ltd.(a)	6,977	258,358
Ambarella, Inc.(a)	13,911	1,011,886
Analog Devices, Inc.	630	133,850
Applied Materials, Inc.	18,183	2,957,101
ARM Holdings PLC, ADR(a)(b)	7,141	880,914
ASE Technology Holding Co. Ltd.	143,000	702,192
ASM International NV	310	179,237
ASML Holding NV	4,317	3,023,774
ASPEED Technology, Inc.	5,000	506,040
Axcelis Technologies, Inc.(a)	10,506	734,054
Broadcom, Inc.	81,083	18,798,283
Cirrus Logic, Inc.(a)	1,202	119,695
Credo Technology Group Holding Ltd.(a)	36,323	2,441,269
DB HiTek Co. Ltd.	14,117	313,172
Diodes, Inc.(a)	15,198	937,261
Disco Corp.	300	79,583
Enphase Energy, Inc.(a)	892	61,262
FormFactor, Inc.(a)	14,511	638,484
Ichor Holdings Ltd.(a)	8,009	258,050
Impinj, Inc.(a)	5,961	865,895
Infineon Technologies AG, Class N	1,893	61,791
Intel Corp.	100,973	2,024,509
KLA Corp.	3,918	2,468,810
Lam Research Corp.	70,282	5,076,469
Marvell Technology, Inc.	9,048	999,352
Maxeon Solar Technologies Ltd.(a)(b)	753	5,678
MaxLinear, Inc.(a)(b)	29,128	576,152
MediaTek, Inc.	139,000	5,975,572
Microchip Technology, Inc.	2,448	140,393
Micron Technology, Inc.	28,509	2,399,317
Monolithic Power Systems, Inc.(b)	1,120	662,704
Navitas Semiconductor Corp.(a)(b)	13,818	49,330
NVIDIA Corp.	464,167	62,332,986
Onto Innovation, Inc.(a)	3,006	501,010
Parade Technologies Ltd.	17,000	396,987
Photronics, Inc.(a)	25,971	611,877
Pixart Imaging, Inc.	37,000	288,528
Power Integrations, Inc.	18,137	1,119,053
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	33,214	$ 5,102,335
Rambus, Inc.(a)	25,809	1,364,264
Realtek Semiconductor Corp.	92,000	1,589,984
Rigetti Computing, Inc.(a)(b)	23,357	356,428
Semtech Corp.(a)	17,067	1,055,594
Silicon Laboratories, Inc.(a)(b)	6,172	766,686
SiTime Corp.(a)(b)	5,060	1,085,522
SK Hynix, Inc.	34,327	3,933,542
STMicroelectronics NV	2,748	68,829
Synaptics, Inc.(a)	16,521	1,260,883
Taiwan Semiconductor Manufacturing Co. Ltd.	1,493,000	48,522,534
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,688	530,853
Teradyne, Inc.	946	119,120
Texas Instruments, Inc.(b)	15,034	2,819,025
Tokyo Electron Ltd.	8,700	1,307,778
Tower Semiconductor Ltd.(a)	4,327	222,884
Ultra Clean Holdings, Inc.(a)	15,850	569,807
Will Semiconductor Co. Ltd. Shanghai, Class A	26,200	372,504
WONIK IPS Co. Ltd.(a)	20,093	300,583
		195,185,413
Software — 6.1%
8x8, Inc.(a)(b)	46,396	123,877
A10 Networks, Inc.	3,650	67,160
ACI Worldwide, Inc.(a)	45,621	2,368,186
Adobe, Inc.(a)	15,104	6,716,447
Agilysys, Inc.(a)	3,625	477,449
Alarm.com Holdings, Inc.(a)	18,222	1,107,898
Alkami Technology, Inc.(a)	10,258	376,263
Altair Engineering, Inc., Class A(a)(b)	9,146	997,920
Amplitude, Inc., Class A(a)	22,520	237,586
ANSYS, Inc.(a)	595	200,711
Appfolio, Inc., Class A(a)	721	177,885
Appian Corp., Class A(a)	5,505	181,555
AppLovin Corp., Class A(a)(b)	3,382	1,095,193
Asana, Inc., Class A(a)	23,363	473,568
Atlassian Corp., Class A(a)	548	133,372
Aurora Innovation, Inc., Class A(a)(b)	159,445	1,004,504
Autodesk, Inc.(a)	2,419	714,984
AvePoint, Inc., Class A(a)(b)	9,136	150,835
Bit Digital, Inc.(a)(b)	72,805	213,319
Blackline, Inc.(a)	16,869	1,024,960
Box, Inc., Class A(a)	40,640	1,284,224
Braze, Inc., Class A(a)(b)	24,221	1,014,376
C3.ai, Inc., Class A(a)(b)	23,024	792,716
Cadence Design Systems, Inc.(a)	1,530	459,704
Cerence, Inc.(a)	866	6,798
Check Point Software Technologies Ltd.(a)	3,503	654,010
Cipher Mining, Inc.(a)	13,993	64,928
Cleanspark, Inc.(a)(b)	47,862	440,809
Clear Secure, Inc., Class A	17,553	467,612
Clearwater Analytics Holdings, Inc., Class A(a)	27,297	751,213
CommVault Systems, Inc.(a)	10,803	1,630,281
Confluent, Inc., Class A(a)	22,066	616,965
Constellation Software, Inc./Canada	77	238,101
Crowdstrike Holdings, Inc., Class A(a)	2,692	921,095
CyberArk Software Ltd.(a)	1,240	413,106
Dassault Systemes SE	8,826	305,414
Datadog, Inc., Class A(a)	1,997	285,351
DocuSign, Inc.(a)	1,116	100,373
Domo, Inc., Class B(a)	6,178	43,740
DoubleVerify Holdings, Inc.(a)	4,655	89,423
Dynatrace, Inc.(a)	6,271	340,829
Master Portfolio Schedule of Investments
31

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Elastic NV(a)	10,185	$ 1,009,130
Expensify, Inc., Class A(a)	6,465	21,658
Fair Isaac Corp.(a)	215	428,050
Five9, Inc.(a)	12,014	488,249
Fortinet, Inc.(a)	28,517	2,694,286
Freshworks, Inc., Class A(a)	60,084	971,558
Gitlab, Inc., Class A(a)	7,652	431,190
Guidewire Software, Inc.(a)	1,025	172,795
HubSpot, Inc.(a)	441	307,276
Hut 8 Corp.(a)	9,640	197,524
Informatica, Inc., Class A(a)	10,227	265,186
Intapp, Inc.(a)	10,956	702,170
Intuit, Inc.	3,671	2,307,224
Jamf Holding Corp.(a)	14,887	209,162
LiveRamp Holdings, Inc.(a)	30,532	927,257
Logility Supply Chain Solutions, Inc., Class A(b)	12,404	137,436
Manhattan Associates, Inc.(a)(b)	4,744	1,282,019
MARA Holdings, Inc.(a)(b)	55,393	928,941
Marin Software, Inc.(a)	268	592
Matterport, Inc., Class A(a)	30,659	145,324
Microsoft Corp.	153,844	64,845,246
MicroStrategy, Inc., Class A(a)(b)	1,873	542,458
Monday.com Ltd.(a)	512	120,545
N-able, Inc.(a)	15,082	140,866
nCino, Inc.(a)	192	6,447
Nemetschek SE	912	88,594
Nice Ltd.(a)	1,426	242,168
Nutanix, Inc., Class A(a)	4,830	295,499
Olo, Inc., Class A(a)	60,536	464,917
OneSpan, Inc.(a)	9,836	182,359
Ooma, Inc.(a)	30,561	429,688
Oracle Corp.	25,255	4,208,493
Oracle Corp. Japan	1,300	124,418
Pagaya Technologies Ltd., Class A(a)(b)	13,432	124,783
PagerDuty, Inc.(a)	20,762	379,114
Palantir Technologies, Inc., Class A(a)	24,786	1,874,565
Palo Alto Networks, Inc.(a)(b)	13,504	2,457,188
Pegasystems, Inc.(b)	3,701	344,933
PROS Holdings, Inc.(a)	27,994	614,748
Q2 Holdings, Inc.(a)	14,142	1,423,392
Qualys, Inc.(a)	13,069	1,832,535
Rapid7, Inc.(a)	15,704	631,772
RingCentral, Inc., Class A(a)	11,234	393,302
Riot Platforms, Inc.(a)(b)	48,743	497,666
Sage Group PLC	14,782	234,863
Salesforce, Inc.	10,258	3,429,557
SAP SE	9,282	2,283,132
Sapiens International Corp. NV	4,181	112,344
SEMrush Holdings, Inc., Class A(a)	39,103	464,544
SentinelOne, Inc., Class A(a)	4,416	98,035
ServiceNow, Inc.(a)	6,120	6,487,934
ServiceTitan, Inc.(a)	1,613	165,929
Smartsheet, Inc., Class A(a)	20,068	1,124,410
SolarWinds Corp.(b)	11,125	158,531
SoundHound AI, Inc., Class A(a)(b)	55,335	1,097,846
Sprinklr, Inc., Class A(a)	20,042	169,355
Sprout Social, Inc., Class A(a)	7,800	239,538
SPS Commerce, Inc.(a)	5,484	1,009,001
Synchronoss Technologies, Inc.(a)	1,528	14,669
Synopsys, Inc.(a)	6,124	2,972,345
Tenable Holdings, Inc.(a)	30,974	1,219,756
Teradata Corp.(a)	809	25,200
Security	Shares	Value
Software (continued)
Terawulf, Inc.(a)(b)	38,167	$ 216,025
Tyler Technologies, Inc.(a)	1,184	682,742
Unity Software, Inc.(a)(b)	21,342	479,555
Upland Software, Inc.(a)	9,814	42,593
Varonis Systems, Inc.(a)	30,421	1,351,605
Verint Systems, Inc.(a)	26,577	729,539
Viant Technology, Inc., Class A(a)	2,216	42,082
Weave Communications, Inc.(a)	22,745	362,100
WiseTech Global Ltd.	1,142	85,254
Workday, Inc., Class A(a)	2,685	692,811
Workiva, Inc., Class A(a)	25,024	2,740,128
Xero Ltd.(a)	6,351	660,904
Xperi, Inc.(a)	16,149	165,850
Yext, Inc.(a)	24,828	157,906
Zeta Global Holdings Corp., Class A(a)	51,521	926,863
Zscaler, Inc.(a)	967	174,457
Zuora, Inc., Class A(a)	40,899	405,718
		155,880,584
Specialized REITs — 0.2%
American Tower Corp.	3,956	725,570
Crown Castle, Inc.	2,774	251,768
CubeSmart	1,487	63,718
Digital Realty Trust, Inc.	2,924	518,513
EPR Properties	254	11,247
Equinix, Inc.	358	337,555
Gaming & Leisure Properties, Inc.(b)	5,239	252,310
Gladstone Land Corp.	4,121	44,713
Iron Mountain, Inc.	2,763	290,419
Lamar Advertising Co., Class A(b)	13,637	1,660,168
Outfront Media, Inc.	44,363	787,000
Public Storage	1,275	381,786
Rayonier, Inc.	487	12,711
Safehold, Inc.(b)	7,622	140,854
SBA Communications Corp.	1,031	210,118
		5,688,450
Specialty Retail — 1.6%
1-800-Flowers.com, Inc., Class A(a)	20,671	168,882
Abercrombie & Fitch Co., Class A(a)	18,497	2,764,747
Academy Sports & Outdoors, Inc.(b)	6,557	377,224
Aldrees Petroleum and Transport Services Co.	11,656	372,284
American Eagle Outfitters, Inc.	45,287	754,934
America’s Car-Mart, Inc.(a)	2,765	141,706
Arko Corp., Class A(b)	21,895	144,288
Asbury Automotive Group, Inc.(a)(b)	840	204,145
AutoNation, Inc.(a)	2,288	388,594
Bath & Body Works, Inc.	22,338	866,044
Best Buy Co., Inc.(b)	5,992	514,114
Boot Barn Holdings, Inc.(a)	7,321	1,111,474
Camping World Holdings, Inc., Class A	6,264	132,045
CarParts.com, Inc.(a)	94,457	102,014
Carvana Co., Class A(a)(b)	2,952	600,319
Chewy, Inc., Class A(a)	7,974	267,049
Citi Trends, Inc.(a)(b)	1,635	42,919
Com7 PCL, NVDR	333,900	255,713
Conn’s, Inc.(a)	7,119	1
Container Store Group, Inc.(a)	356	89
Dick’s Sporting Goods, Inc.(b)	885	202,523
EVgo, Inc., Class A(a)(b)	9,188	37,211
Fast Retailing Co. Ltd.	800	269,873
Five Below, Inc.(a)	1,908	200,264
Foot Locker, Inc.(a)(b)	20,822	453,087
Gap, Inc.(b)	31,564	745,857
32
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Genesco, Inc.(a)	9,150	$ 391,163
Group 1 Automotive, Inc.(b)	3,705	1,561,583
Grupo SBF SA	207,909	360,082
Haverty Furniture Cos., Inc.	11,862	264,048
Home Depot, Inc.	27,139	10,556,800
Industria de Diseno Textil SA	1,402	71,816
JB Hi-Fi Ltd.	6,068	347,156
JD Sports Fashion PLC	10,049	12,011
Kingfisher PLC	7,173	22,296
Lands’ End, Inc.(a)	5,724	75,213
Lojas Renner SA	623,762	1,221,020
Lowe’s Cos., Inc.	11,009	2,717,021
MarineMax, Inc.(a)	2,705	78,310
Monro, Inc.(b)	3,123	77,450
Murphy USA, Inc.	479	240,338
National Vision Holdings, Inc.(a)	41,735	434,879
O’Reilly Automotive, Inc.(a)	340	403,172
Penske Automotive Group, Inc.	2,234	340,551
Petco Health & Wellness Co., Inc.(a)	29,619	112,848
PetMed Express, Inc.(a)	2,671	12,874
Pop Mart International Group Ltd.(c)	13,000	148,640
RealReal, Inc.(a)	22,614	247,171
Revolve Group, Inc.(a)(b)	21,375	715,849
Ross Stores, Inc.	1,289	194,987
Sally Beauty Holdings, Inc.(a)	23,840	249,128
Shift Technologies, Inc., Class A(a)(d)	304	—
Signet Jewelers Ltd.(b)	3,965	320,015
Sleep Number Corp.(a)	6,986	106,467
Sonic Automotive, Inc., Class A	5,308	336,262
Stitch Fix, Inc., Class A(a)	86,675	373,569
TJX Cos., Inc.	21,477	2,594,636
Topsports International Holdings Ltd.(c)	854,000	325,221
Tractor Supply Co.(b)	5,135	272,463
Trent Ltd.	10,011	830,614
Upbound Group, Inc.	31,723	925,360
Urban Outfitters, Inc.(a)	15,732	863,372
Victoria’s Secret & Co.(a)	15,497	641,886
Warby Parker, Inc., Class A(a)	32,908	796,703
Wayfair, Inc., Class A(a)(b)	9,925	439,876
Winmark Corp.	1,506	591,964
Zumiez, Inc.(a)	35,416	678,925
		42,071,139
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	278,251	69,679,615
Asia Vital Components Co. Ltd.	1,000	18,865
ASROCK, Inc.	8,000	56,327
Asustek Computer, Inc.	39,000	731,017
Canon, Inc.(b)	36,400	1,182,332
Chicony Electronics Co. Ltd.	127,000	587,939
Compal Electronics, Inc.	359,000	411,023
IonQ, Inc.(a)(b)	38,471	1,606,934
Lenovo Group Ltd.	728,000	935,889
NetApp, Inc.	8,440	979,715
Pegatron Corp.	175,000	489,357
Quanta Computer, Inc.	188,000	1,636,245
Samsung Electronics Co. Ltd.	360,832	12,876,941
Turtle Beach Corp.(a)	4,234	73,291
Wistron Corp.	62,000	195,875
Xiaomi Corp., Class B(a)(c)	854,200	3,746,360
		95,207,725
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG, Class N	1,265	311,145
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Bosideng International Holdings Ltd.	692,000	$ 341,951
Capri Holdings Ltd.(a)	491	10,340
Carter’s, Inc.(b)	124	6,720
Culp, Inc.(a)	3,659	21,478
Deckers Outdoor Corp.(a)	6,451	1,310,134
Figs, Inc., Class A(a)(b)	28,962	179,275
G-III Apparel Group Ltd.(a)	24,947	813,771
Hermes International SCA	223	535,059
Kontoor Brands, Inc.(b)	9,561	816,605
Lululemon Athletica, Inc.(a)	856	327,343
LVMH Moet Hennessy Louis Vuitton SE	1,298	853,815
Mavi Giyim Sanayi Ve Ticaret A/S, Class B(c)	329,405	810,511
Moncler SpA	614	32,413
NIKE, Inc., Class B	7,349	556,099
Ralph Lauren Corp., Class A	4,192	968,268
Skechers USA, Inc., Class A(a)	13,097	880,642
Steven Madden Ltd.(b)	32,046	1,362,596
Under Armour, Inc., Class C(a)	626	4,670
Unifi, Inc.(a)	3,990	24,937
Vera Bradley, Inc.(a)	12,306	48,363
Wolverine World Wide, Inc.(b)	16,450	365,190
Xtep International Holdings Ltd.	235,500	169,543
		10,750,868
Tobacco — 0.4%
Altria Group, Inc.	42,114	2,202,141
British American Tobacco PLC	28,575	1,031,121
Imperial Brands PLC	6,373	203,801
Japan Tobacco, Inc.(b)	33,800	867,066
Philip Morris International, Inc.	56,398	6,787,499
Turning Point Brands, Inc.	4,885	293,588
Universal Corp.	1,808	99,151
		11,484,367
Trading Companies & Distributors — 1.1%
Adani Enterprises Ltd.	6,183	182,217
AerCap Holdings NV	3,462	331,313
Applied Industrial Technologies, Inc.	11,255	2,695,235
Ashtead Group PLC	4,821	298,266
Beacon Roofing Supply, Inc.(a)	10,285	1,044,750
BlueLinx Holdings, Inc.(a)	6,564	670,578
Boise Cascade Co.	18,578	2,208,181
Bunzl PLC	11,373	468,285
DNOW, Inc.(a)	54,502	709,071
DXP Enterprises, Inc.(a)	4,426	365,676
Fastenal Co.	1,876	134,903
Ferguson Enterprises, Inc.	18,017	3,127,211
FTAI Aviation Ltd.	25,497	3,672,588
GATX Corp.(b)	4,908	760,544
Global Industrial Co.	8,857	219,565
H&E Equipment Services, Inc.(b)	6,707	328,375
Herc Holdings, Inc.	8,747	1,656,070
IndiaMart InterMesh Ltd.(c)	813	21,313
ITOCHU Corp.	6,200	304,881
Karat Packaging, Inc.	2,753	83,306
LX International Corp.	25,677	468,362
Marubeni Corp.	25,400	381,218
McGrath RentCorp	5,502	615,234
Mitsubishi Corp.	14,600	238,881
Mitsui & Co. Ltd.	4,600	95,400
MRC Global, Inc.(a)	19,730	252,149
Rush Enterprises, Inc., Class A(b)	15,762	863,600
SiteOne Landscape Supply, Inc.(a)(b)	2,767	364,608
SK Networks Co. Ltd.	38,745	108,361
Master Portfolio Schedule of Investments
33

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Sojitz Corp.	5,300	$ 108,013
Sumitomo Corp.	47,400	1,025,791
Toyota Tsusho Corp.	9,600	169,771
United Rentals, Inc.	1,807	1,272,923
Watsco, Inc.(b)	308	145,958
WESCO International, Inc.	2,998	542,518
WW Grainger, Inc.	1,559	1,643,264
Xometry, Inc., Class A(a)	5,423	231,345
		27,809,724
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	39,302	563,731
Aena SME SA(c)	519	105,927
Aeroports de Paris SA	465	53,840
Getlink SE	1,653	26,358
Grupo Aeroportuario del Sureste SAB de CV, ADR	328	84,503
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,588	271,507
Gujarat Pipavav Port Ltd.	229,527	487,204
International Container Terminal Services, Inc.	166,400	1,110,388
TAV Havalimanlari Holding AS, Class A(a)	67,144	519,704
		3,223,162
Water Utilities — 0.1%
American States Water Co.	4,188	325,491
American Water Works Co., Inc.	495	61,622
California Water Service Group	17,217	780,447
Severn Trent PLC	2,583	80,983
SJW Group	12,740	627,063
United Utilities Group PLC	6,343	83,441
VA Tech Wabag Ltd., Class B(a)	5,061	96,803
York Water Co.	3,381	110,626
		2,166,476
Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL, NVDR	145,700	1,222,467
America Movil SAB de CV, Series B	1,447,913	1,038,142
Bharti Airtel Ltd.	201,514	3,731,165
Maxis Bhd	397,500	324,304
SK Telecom Co. Ltd.	28,627	1,072,714
SoftBank Corp.	337,500	426,039
SoftBank Group Corp.	3,300	188,581
Telephone and Data Systems, Inc.	24,461	834,365
T-Mobile U.S., Inc.	1,006	222,054
		9,059,831
Total Common Stocks — 86.1% (Cost: $1,826,691,132)		2,191,603,352
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA	525,260	$ 987,649
Itau Unibanco Holding SA	280,705	1,388,626
		2,376,275
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais	94,403	168,405
Machinery — 0.0%
Marcopolo SA	305,135	364,994
Metals & Mining — 0.1%
Gerdau SA	188,643	550,875
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A	197,345	172,031
		722,906
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA	492,176	2,910,964
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81	7	108
Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A, 10.63%(f)(g)	1,463	37,336
		6,580,988
Total Preferred Securities — 0.3% (Cost: $7,533,504)		6,580,988
Rights
Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,508
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	2,762
Inhibrx, Inc., CVR(d)	4,627	5,182
Kinnate Biopharma, Inc., CVR(b)	3,570	222
Korro Bio, Inc., CVR(d)	4,657	—
Mirati Therapeutics, Inc. CVR(d)	144	106
Prevail Therapeutics, CVR(d)	1,105	552
Q32 Bio, CVR	6,560	264
Radius Health, Inc., CVR	2,221	178
Surface Oncology, Inc., CVR	4,415	415
		15,189
Consumer Staples Distribution & Retail — 0.0%
Eli Lilly and Company, CVR(d)	1,837	—
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	290
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	6,164
34
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	$ 6,519
Pharmaceuticals — 0.0%
Concentra Biosciences, LLC, CVR	3,637	32
Flexion Therapeutics, CVR(d)	3,275	1,605
		1,637
Total Rights — 0.0% (Cost: $20,114)		29,799
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Issued 07/06/20, Exercisable 08/03/20, 1 Share for 1 Warrant, Expires 08/03/27, Strike Price USD 22.00)(a)(b)	365	10,055
Total Warrants — 0.0% (Cost: $1,792)		10,055
Total Long-Term Investments — 86.4% (Cost: $1,834,246,542)		2,198,224,194
Short-Term Securities
Money Market Funds — 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(h)(i)(j)	128,162,108	128,226,189
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(h)(i)	330,728,909	330,728,909
Total Short-Term Securities — 18.0% (Cost: $458,912,579)		458,955,098
Total Investments — 104.4% (Cost: $2,293,159,121)		2,657,179,292
Liabilities in Excess of Other Assets — (4.4)%		(111,299,685)
Net Assets — 100.0%		$ 2,545,879,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $4,051, representing less than 0.05% of its net assets as of period end, and an original cost of $100,430.

(f)	Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 107,050,644	$ 21,180,243 (a)	$ —	$ (1,178)	$ (3,520)	$ 128,226,189	128,162,108	$ 342,403 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	95,681,778	235,047,131 (a)	—	—	—	330,728,909	330,728,909	10,404,561	—
				$ (1,178)	$ (3,520)	$ 458,955,098		$ 10,746,964	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments
35

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	33	03/21/25	$ 3,712	$ (200,333)
MSCI Emerging Markets Index	180	03/21/25	9,664	(255,432)
S&P 500 E-Mini Index	829	03/21/25	246,037	(8,165,152)
				(8,620,917)
Short Contracts
E-mini Russell 2000 Index	243	03/21/25	27,335	1,722,074
MSCI EAFE Index	331	03/21/25	37,527	1,206,703
MSCI Emerging Markets Index	559	03/21/25	30,013	1,141,642
				4,070,419
				$ (4,550,498)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,268,889	AUD	3,510,000	Barclays Bank PLC	03/19/25	$ 96,132
USD	4,272,994	CAD	6,011,000	UBS AG	03/19/25	79,439
USD	1,641,305	EUR	1,573,000	Barclays Bank PLC	03/19/25	6,491
USD	1,385,022	GBP	1,102,000	UBS AG	03/19/25	6,217
USD	99,289	NOK	1,102,000	Toronto-Dominion Bank	03/19/25	2,500
USD	35,325	NZD	60,000	Goldman Sachs International	03/19/25	1,729
						192,508
CHF	3,409,000	USD	3,926,478	Goldman Sachs International	03/19/25	(139,768)
EUR	1,840,000	USD	1,920,203	Barclays Bank PLC	03/19/25	(7,897)
EUR	6,194,000	USD	6,577,223	Toronto-Dominion Bank	03/19/25	(139,820)
GBP	5,049,000	USD	6,448,986	Toronto-Dominion Bank	03/19/25	(131,755)
JPY	186,187,000	USD	1,245,574	UBS AG	03/19/25	(52,352)
SEK	9,208,000	USD	849,048	Goldman Sachs International	03/19/25	(13,361)
SGD	2,078,000	USD	1,558,295	Toronto-Dominion Bank	03/19/25	(32,039)
						(516,992)
						$ (324,484)
OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.25%, 4.49%	Quarterly	Merrill Lynch International	N/A	01/31/25	USD	73,672	$ (754,178)	$ —	$ (754,178)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.36%, 4.49%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/25	USD	187,718	13,734,339	—	13,734,339
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.04%, 4.49%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	66,179	2,902,109	—	2,902,109
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.19%, 4.49%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	179,763	12,264,585	—	12,264,585
36
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.28%, 4.49%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	100,530	$ 6,928,626	$ —	$ 6,928,626
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.34%, 4.49%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	28,950	1,281,597	—	1,281,597
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.60%, 4.49%	Quarterly	UBS AG	N/A	03/04/25	USD	65,268	1,622,815	—	1,622,815
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.22%, 4.49%	Quarterly	JPMorgan Chase Bank N.A.	N/A	04/30/25	USD	22,219	1,000,403	—	1,000,403
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.22%, 4.49%	Quarterly	Merrill Lynch International	N/A	05/08/25	USD	225,463	12,992,736	—	12,992,736
1-day SOFR plus 0.69%, 4.49%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	05/29/25	USD	207,375	(6,683,621)	—	(6,683,621)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.44%, 4.49%	Quarterly	Merrill Lynch International	N/A	10/06/25	USD	65,065	649,502	—	649,502
1-day SOFR plus 0.78%, 4.49%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Citibank N.A.	N/A	10/06/25	USD	132,641	658,665	—	658,665
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.56%, 4.49%	Quarterly	Merrill Lynch International	N/A	10/31/25	USD	146,815	6,688,721	—	6,688,721
1-day SOFR plus 0.91%, 4.49%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	10/31/25	USD	203,105	5,147,114	—	5,147,114
1-day SOFR plus 0.92%, 4.49%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	11/07/25	USD	728,099	(18,336,540)	—	(18,336,540)
									$ 40,096,873	$ —	$ 40,096,873
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 65,871,212	$ (25,774,339)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 4,070,419	$ —	$ —	$ —	$ 4,070,419
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	192,508	—	—	192,508
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	65,871,212	—	—	—	65,871,212
	$ —	$ —	$ 69,941,631	$ 192,508	$ —	$ —	$ 70,134,139
Master Portfolio Schedule of Investments
37

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 8,620,917	$ —	$ —	$ —	$ 8,620,917
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	516,992	—	—	516,992
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	25,774,339	—	—	—	25,774,339
	$ —	$ —	$ 34,395,256	$ 516,992	$ —	$ —	$ 34,912,248

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 34,228,424	$ —	$ —	$ —	$ 34,228,424
Forward foreign currency exchange contracts	—	—	—	(253,238)	—	—	(253,238)
Swaps	—	—	87,275,137	—	—	—	87,275,137
	$ —	$ —	$ 121,503,561	$ (253,238)	$ —	$ —	$ 121,250,323
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (3,982,339)	$ —	$ —	$ —	$ (3,982,339)
Forward foreign currency exchange contracts	—	—	—	(312,449)	—	—	(312,449)
Swaps	—	—	43,251,005	—	—	—	43,251,005
	$ —	$ —	$ 39,268,666	$ (312,449)	$ —	$ —	$ 38,956,217
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$239,340,609
Average notional value of contracts — short	85,786,398
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	8,722,398
Average amounts sold — in USD	19,289,393
Total return swaps:
Average notional value	2,125,854,259
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 130,715	$ 1,008,865
38
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio

	Assets	Liabilities
Forward foreign currency exchange contracts	$ 192,508	$ 516,992
Swaps — OTC(a)	65,871,212	25,774,339
Total derivative assets and liabilities in the Statement of Assets and Liabilities	66,194,435	27,300,196
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(130,715)	(1,008,865)
Total derivative assets and liabilities subject to an MNA	$ 66,063,720	$ 26,291,331

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 102,623	$ (7,897)	$ —	$ —	$ 94,726
Citibank N.A.	658,665	—	—	(658,665)	—
Goldman Sachs International	5,148,843	(5,148,843)	—	—	—
JPMorgan Chase Bank N.A.	14,734,742	—	—	(14,734,742)	—
Merrill Lynch International	43,707,876	(754,178)	—	(42,500,000)	453,698
Toronto-Dominion Bank	2,500	(2,500)	—	—	—
UBS AG	1,708,471	(52,352)	—	(1,210,000)	446,119
	$ 66,063,720	$ (5,965,770)	$ —	$ (59,103,407)	$ 994,543

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 7,897	$ (7,897)	$ —	$ —	$ —
BNP Paribas SA	18,336,540	—	—	(15,210,000)	3,126,540
Goldman Sachs International	6,836,750	(5,148,843)	—	—	1,687,907
Merrill Lynch International	754,178	(754,178)	—	—	—
Toronto-Dominion Bank	303,614	(2,500)	—	—	301,114
UBS AG	52,352	(52,352)	—	—	—
	$ 26,291,331	$ (5,965,770)	$ —	$ (15,210,000)	$ 5,115,561

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 37,368,124	$ 4,727,078	$ —	$ 42,095,202
Air Freight & Logistics	5,841,730	3,150,261	—	8,991,991
Automobile Components	9,578,799	2,497,493	—	12,076,292
Automobiles	20,460,110	15,925,665	—	36,385,775
Master Portfolio Schedule of Investments
39

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 100,491,228	$ 87,922,852	$ 12	$ 188,414,092
Beverages	3,994,488	4,298,834	—	8,293,322
Biotechnology	76,480,371	3,271,514	—	79,751,885
Broadline Retail	48,253,684	18,998,565	—	67,252,249
Building Products	17,363,634	2,456,035	—	19,819,669
Capital Markets	57,029,887	12,124,503	—	69,154,390
Chemicals	15,818,955	8,081,291	1	23,900,247
Commercial Services & Supplies	21,001,050	611,035	—	21,612,085
Communications Equipment	12,104,764	1,529,301	—	13,634,065
Construction & Engineering	23,539,997	10,460,157	—	34,000,154
Construction Materials	1,415,668	2,810,240	—	4,225,908
Consumer Finance	12,868,689	452,465	—	13,321,154
Consumer Staples Distribution & Retail	30,943,869	4,412,403	—	35,356,272
Containers & Packaging	6,624,917	—	—	6,624,917
Distributors	281,390	—	—	281,390
Diversified Consumer Services	8,232,862	335,483	—	8,568,345
Diversified REITs	4,502,435	57,298	—	4,559,733
Diversified Telecommunication Services	7,453,417	4,584,828	—	12,038,245
Electric Utilities	11,897,460	5,925,328	—	17,822,788
Electrical Equipment	15,186,268	7,720,082	—	22,906,350
Electronic Equipment, Instruments & Components	26,015,841	12,825,644	—	38,841,485
Energy Equipment & Services	15,278,830	—	—	15,278,830
Entertainment	15,566,438	4,455,043	—	20,021,481
Financial Services	44,723,099	6,293,744	—	51,016,843
Food Products	9,313,883	7,309,325	—	16,623,208
Gas Utilities	5,492,367	1,195,553	—	6,687,920
Ground Transportation	7,572,990	—	—	7,572,990
Health Care Equipment & Supplies	36,149,079	1,298,870	—	37,447,949
Health Care Providers & Services	46,831,078	3,302,911	—	50,133,989
Health Care REITs	1,949,174	—	—	1,949,174
Health Care Technology	3,578,441	—	—	3,578,441
Hotel & Resort REITs	5,726,789	—	—	5,726,789
Hotels, Restaurants & Leisure	31,162,532	11,962,777	—	43,125,309
Household Durables	20,062,368	4,459,902	—	24,522,270
Household Products	11,411,872	115,130	—	11,527,002
Independent Power and Renewable Electricity Producers	1,043,211	890,197	—	1,933,408
Industrial Conglomerates	1,928,628	7,118,370	—	9,046,998
Industrial REITs	6,733,233	361,323	—	7,094,556
Insurance	46,098,456	32,911,547	—	79,010,003
Interactive Media & Services	71,390,403	27,440,064	—	98,830,467
IT Services	16,584,456	14,845,718	—	31,430,174
Leisure Products	2,290,906	—	—	2,290,906
Life Sciences Tools & Services	13,506,321	434,158	—	13,940,479
Machinery	40,459,061	5,752,937	—	46,211,998
Marine Transportation	1,943,726	2,522,410	—	4,466,136
Media	13,616,632	552,980	—	14,169,612
Metals & Mining	20,196,230	23,145,143	60	43,341,433
Mortgage Real Estate Investment Trusts (REITs)	1,419,603	—	—	1,419,603
Multi-Utilities	7,227,082	3,030,062	—	10,257,144
Office REITs	4,697,801	—	—	4,697,801
Oil, Gas & Consumable Fuels	41,793,333	13,377,471	—	55,170,804
Paper & Forest Products	856,255	431,498	—	1,287,753
Passenger Airlines	5,215,656	1,955,078	—	7,170,734
Personal Care Products	950,933	3,086,483	—	4,037,416
Pharmaceuticals	36,395,093	16,044,314	—	52,439,407
Professional Services	23,918,754	5,037,424	—	28,956,178
Real Estate Management & Development	5,396,111	5,465,493	—	10,861,604
Residential REITs	7,231,151	—	—	7,231,151
Retail REITs	12,495,419	144,229	—	12,639,648
Semiconductors & Semiconductor Equipment	127,278,489	67,906,924	—	195,185,413
Software	151,855,837	4,024,747	—	155,880,584
Specialized REITs	5,688,450	—	—	5,688,450
Specialty Retail	37,834,413	4,236,726	—	42,071,139
40
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 72,339,555	$ 22,868,170	$ —	$ 95,207,725
Textiles, Apparel & Luxury Goods	7,696,431	3,054,437	—	10,750,868
Tobacco	9,382,379	2,101,988	—	11,484,367
Trading Companies & Distributors	23,938,965	3,870,759	—	27,809,724
Transportation Infrastructure	1,466,398	1,756,764	—	3,223,162
Water Utilities	1,905,249	261,227	—	2,166,476
Wireless Telecommunication Services	2,094,561	6,965,270	—	9,059,831
Preferred Securities
Preferred Stocks
Banks	—	2,376,275	—	2,376,275
Electric Utilities	—	168,405	—	168,405
Machinery	—	364,994	—	364,994
Metals & Mining	—	722,906	—	722,906
Oil, Gas & Consumable Fuels	—	2,910,964	—	2,910,964
Real Estate Management & Development	108	—	—	108
Trading Companies & Distributors	37,336	—	—	37,336
Rights
Biotechnology	—	1,079	14,110	15,189
Consumer Staples Distribution & Retail	—	—	—	—
Health Care Equipment & Supplies	—	—	290	290
Metals & Mining	6,164	—	—	6,164
Paper & Forest Products	—	—	6,519	6,519
Pharmaceuticals	—	32	1,605	1,637
Warrants	10,055	—	—	10,055
Short-Term Securities
Money Market Funds	458,955,098	—	—	458,955,098
	$2,113,446,519	$543,710,176	$22,597	$2,657,179,292
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,070,419	$ 65,871,212	$ —	$ 69,941,631
Foreign Currency Exchange Contracts	—	192,508	—	192,508
Liabilities
Equity Contracts	(8,620,917)	(25,774,339)	—	(34,395,256)
Foreign Currency Exchange Contracts	—	(516,992)	—	(516,992)
	$(4,550,498)	$39,772,389	$—	$35,221,891

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See master portfolio notes to financial statements.
Master Portfolio Schedule of Investments
41

Statement of Assets and Liabilities
December 31, 2024

Diversified Equity Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,198,224,194
Investments, at value — affiliated(c)	458,955,098
Cash	5,481,656
Cash pledged:
Collateral — OTC derivatives	15,210,000
Futures contracts	15,293,000
Foreign currency, at value(d)	737,855
Receivables:
Investments sold	9,711,514
Securities lending income — affiliated	36,047
Dividends — unaffiliated	2,033,289
Dividends — affiliated	1,143,621
Variation margin on futures contracts	130,715
Unrealized appreciation on:
Forward foreign currency exchange contracts	192,508
OTC swaps	65,871,212
Prepaid expenses	5,647
Total assets	2,773,026,356
LIABILITIES
Cash received as collateral for OTC derivatives	60,201,000
Collateral on securities loaned	128,274,810
Payables:
Investments purchased	10,133,420
Administration fees	218,723
Deferred foreign capital gain tax	891,263
Investment advisory fees	89,268
Trustees’ fees	6,456
Professional fees	31,613
Variation margin on futures contracts	1,008,865
Unrealized depreciation on:
Forward foreign currency exchange contracts	516,992
OTC swaps	25,774,339
Total liabilities	227,146,749
Commitments and contingent liabilities
NET ASSETS	$ 2,545,879,607
NET ASSETS CONSIST OF
Investors’ capital	$ 2,147,567,094
Net unrealized appreciation (depreciation)	398,312,513
NET ASSETS	$ 2,545,879,607
(a) Investments, at cost—unaffiliated	$1,834,246,542
(b) Securities loaned, at value	$124,671,787
(c) Investments, at cost—affiliated	$458,912,579
(d) Foreign currency, at cost	$743,481
See master portfolio notes to financial statements.
42
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Diversified Equity Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$32,592,289
Dividends — affiliated	10,404,561
Interest — unaffiliated	643,658
Securities lending income — affiliated — net	342,403
Foreign taxes withheld	(2,141,278)
Total investment income	41,841,633
EXPENSES
Investment advisory	5,268,719
Administration	2,153,633
Trustees	26,388
Professional	6,340
Total expenses excluding interest expense	7,455,080
Interest expense — unaffiliated	473
Total expenses	7,455,553
Less:
Fees waived and/or reimbursed by the Administrator	(2,153,633)
Fees waived and/or reimbursed by the Manager	(2,221,686)
Total expenses after fees waived and/or reimbursed	3,080,234
Net investment income	38,761,399
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	132,266,215
Investments — affiliated	(1,178)
Forward foreign currency exchange contracts	(253,238)
Foreign currency transactions	(753,172)
Futures contracts	34,228,424
Swaps	87,275,137
252,762,188
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	140,379,175
Investments — affiliated	(3,520)
Forward foreign currency exchange contracts	(312,449)
Foreign currency translations	(51,771)
Futures contracts	(3,982,339)
Swaps	43,251,005
179,280,101
Net realized and unrealized gain	432,042,289
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$470,803,688
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(2,212,136)
(b) Net of reduction in deferred foreign capital gain tax of	$286,659
See master portfolio notes to financial statements.
Master Portfolio Statement of Operations
43

Statements of Changes in Net Assets

	Diversified Equity Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$38,761,399	$21,124,990
Net realized gain	252,762,188	74,021,309
Net change in unrealized appreciation (depreciation)	179,280,101	186,825,732
Net increase in net assets resulting from operations	470,803,688	281,972,031
CAPITAL TRANSACTIONS
Proceeds from contributions	612,267,384	544,530,440
Value of withdrawals	(118,634,937)	(40,830,499)
Net increase in net assets derived from capital transactions	493,632,447	503,699,941
NET ASSETS
Total increase in net assets	964,436,135	785,671,972
Beginning of year	1,581,443,472	795,771,500
End of year	$2,545,879,607	$1,581,443,472
See master portfolio notes to financial statements.
44
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

Diversified Equity Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	25.62%	26.72%	(19.12)%	27.62%	19.60%
Ratios to Average Net Assets(a)
Total expenses	0.35%	0.36%	0.36%	0.35%	0.36%
Total expenses after fees waived and/or reimbursed	0.14%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.80%	2.07%	1.80%	1.28%	1.52%
Supplemental Data
Net assets, end of year (000)	$2,545,880	$1,581,443	$795,772	$957,842	$733,804
Portfolio turnover rate	113%	125%	117%	127%	150%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See master portfolio notes to financial statements.
Master Portfolio Financial Highlights
45

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Diversified Equity Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the "Manager") or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Master Portfolio’s financial position or results of operations.
46
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
Master Portfolio Notes to Financial Statements
47

Notes to Financial Statements  (continued)

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional
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Notes to Financial Statements  (continued)

collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Master Portfolio Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Diversified Equity Master Portfolio
Barclays Bank PLC	$ 8,541,974	$ (8,541,974)	$ —	$ —
BNP Paribas SA	19,824,528	(19,824,528)	—	—
BofA Securities, Inc.	4,310,996	(4,310,996)	—	—
Citadel Clearing LLC	46,632	(46,632)	—	—
Citigroup Global Markets, Inc.	2,780,616	(2,780,616)	—	—
Goldman Sachs & Co. LLC	2,484,957	(2,484,957)	—	—
HSBC Bank PLC	3,701,624	(3,701,624)	—	—
J.P. Morgan Securities LLC	23,283,282	(23,283,282)	—	—
Jefferies LLC	3,998,043	(3,998,043)	—	—
Macquarie Bank Ltd.	761,158	(761,158)	—	—
Mizuho Securities USA LLC	5,729	(5,729)	—	—
Morgan Stanley	28,384,616	(28,384,616)	—	—
RBC Capital Markets LLC	379,852	(379,852)	—	—
Scotia Capital (USA), Inc.	1,117,375	(1,117,375)	—	—
SG Americas Securities LLC	1,030,323	(1,030,323)	—	—
Toronto-Dominion Bank	1,459,983	(1,459,983)	—	—
UBS AG	3,529,395	(3,529,395)	—	—
UBS Securities LLC	685,276	(685,276)	—	—
Virtu Americas LLC	2,129,116	(2,129,116)	—	—
Wells Fargo Bank N.A.	14,672,676	(14,672,676)	—	—
Wells Fargo Securities LLC	1,543,636	(1,543,636)	—	—
	$ 124,671,787	$ (124,671,787)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal
Master Portfolio Notes to Financial Statements
49

Notes to Financial Statements  (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use
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Notes to Financial Statements  (continued)

non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion — $3 billion	0.24
$3 billion — $5 billion	0.23
$5 billion — $10 billion	0.22
Greater than $10 billion	0.21
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.
Expense Waivers and Reimbursements:  The Manager has contractually agreed to waive 0.095% of the investment advisory fees payable by the Master Portfolio through June 30, 2025. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the Manager waived $2,045,951 pursuant to this agreement.
BAL contractually agreed to waive all of its administration fees payable by the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $2,153,633.
The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $32,728.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the year ended December 31, 2024, the amount waived was $143,007.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the
Master Portfolio Notes to Financial Statements
51

Notes to Financial Statements  (continued)

Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Master Portfolio paid BTC $132,564 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Diversified Equity Master Portfolio	$ 179,432,385	$ 212,181,065	$ 15,243,791
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $2,625,678,423 and $2,179,132,744, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
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Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Equity Master Portfolio	$ 2,323,657,183	$ 523,058,841	$ (189,536,732)	$ 333,522,109
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments.  An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Master Portfolio Notes to Financial Statements
53

Notes to Financial Statements  (continued)

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
54
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of Diversified Equity Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diversified Equity Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the "Master Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Master Portfolio Report of Independent Registered Public Accounting Firm
55

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
56
2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
57

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
CVR	Contingent Value Right
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
58
2024 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schedule of Investments
December 31, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.4%
AGL Energy Ltd.	129,203	$ 900,944
Aristocrat Leisure Ltd.	45,006	1,900,627
BHP Group Ltd., Class DI	234,688	5,725,156
Commonwealth Bank of Australia	19,071	1,804,520
Computershare Ltd.	46,511	977,033
Glencore PLC	616,666	2,715,906
GPT Group	64,520	173,809
Macquarie Group Ltd.	6,186	846,016
Northern Star Resources Ltd.	72,295	686,887
Pro Medicus Ltd.	132	20,390
Qantas Airways Ltd.(a)	5,682	31,455
QBE Insurance Group Ltd.	3,418	40,592
REA Group Ltd.	9,771	1,405,691
Rio Tinto PLC	4,833	285,292
Santos Ltd.	91,186	377,592
Sonic Healthcare Ltd.	20,172	336,446
Technology One Ltd.	9,077	175,335
Telstra Group Ltd.	230,884	572,200
Transurban Group(b)	128,708	1,063,773
Wesfarmers Ltd.	4,303	190,096
Worley Ltd.	44,026	372,268
		20,602,028
Austria — 0.4%
Erste Group Bank AG	14,679	908,572
OMV AG	11,251	436,333
		1,344,905
Belgium — 0.5%
Groupe Bruxelles Lambert NV	3,759	257,025
KBC Group NV	16,088	1,242,142
		1,499,167
China — 0.8%
BOC Hong Kong Holdings Ltd.	78,500	250,661
Budweiser Brewing Co. APAC Ltd.(c)	339,100	323,864
Prosus NV	20,601	818,372
Yangzijiang Shipbuilding Holdings Ltd.	555,200	1,213,580
		2,606,477
Denmark — 2.4%
AP Moller - Maersk A/S, Class A	6	9,653
AP Moller - Maersk A/S, Class B	900	1,497,384
Genmab A/S(a)	2,026	423,115
Novo Nordisk A/S, Class B	59,768	5,156,893
Vestas Wind Systems A/S(a)	36,453	500,022
		7,587,067
Finland — 1.0%
Nokia OYJ	16,515	73,053
Nordea Bank Abp	215,009	2,345,909
Stora Enso OYJ, Class R	24,193	243,479
Wartsila OYJ Abp	30,519	540,878
		3,203,319
France — 9.4%
Amundi SA(c)	4,356	289,895
AXA SA	120,710	4,296,022
BNP Paribas SA	78,521	4,820,935
Bureau Veritas SA	7,231	219,679
Capgemini SE	7,221	1,179,388
Cie Generale des Etablissements Michelin SCA	3,978	130,898
Credit Agricole SA	177,189	2,438,035
Security	Shares	Value
France (continued)
Danone SA	38,999	$ 2,635,542
Dassault Systemes SE	33,617	1,163,279
Eiffage SA	7,352	644,706
Engie SA	117,985	1,871,171
Gecina SA	1,923	180,156
Ipsen SA	402	46,078
Kering SA	3,605	890,418
L’Oreal SA	2,086	738,450
LVMH Moet Hennessy Louis Vuitton SE	6,139	4,038,190
Safran SA	8,164	1,788,793
Valeo SE	86,009	827,867
Veolia Environnement SA	71,554	2,007,627
		30,207,129
Germany — 9.7%
adidas AG, Class N	17,197	4,229,847
Allianz SE, Registered Shares	16,636	5,113,287
Continental AG	5,222	351,876
Deutsche Bank AG, Class N, Registered Shares	62,970	1,086,667
Deutsche Telekom AG, Class N, Registered Shares	182,860	5,479,048
Evonik Industries AG	31,266	543,467
Fresenius Medical Care AG	13,915	633,561
Fresenius SE & Co. KGaA(a)	36,406	1,263,687
Hannover Rueck SE, Class N	1,214	304,009
Henkel AG & Co. KGaA	3,328	256,480
Infineon Technologies AG, Class N	11,209	365,881
Jenoptik AG	2	47
Merck KGaA	3,596	523,300
SAP SE	35,213	8,661,486
Schaeffler AG(a)	11	48
Siemens AG, Class N, Registered Shares	6,611	1,289,109
Siemens Energy AG(a)	5,220	277,034
Siemens Healthineers AG(c)	1,098	57,982
Symrise AG	97	10,347
Zalando SE(a)(c)	18,774	628,051
		31,075,214
Hong Kong — 1.9%
AIA Group Ltd.	162,600	1,167,933
CLP Holdings Ltd.	55,000	461,301
Hong Kong & China Gas Co. Ltd.	269,000	214,335
Hong Kong Exchanges & Clearing Ltd.	12,900	482,831
Link REIT	161,700	680,031
Prudential PLC	303,875	2,411,558
Techtronic Industries Co. Ltd.	17,000	223,481
WH Group Ltd.(c)	738,000	568,728
		6,210,198
Ireland — 0.3%
Kerry Group PLC, Class A	8,629	832,236
Israel — 0.5%
Bank Hapoalim BM	24,202	292,170
Bank Leumi Le-Israel BM	8,569	101,948
Isracard Ltd.	1,271	5,653
Israel Discount Bank Ltd., Class A	12,950	88,589
Mizrahi Tefahot Bank Ltd.	9,836	425,791
Nice Ltd.(a)	4,763	808,868
		1,723,019
Italy — 2.7%
A2A SpA	304,142	675,296
Banca Monte dei Paschi di Siena SpA	364,583	2,584,305
Enel SpA	305,162	2,177,688
Generali	9,906	280,259
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	285,796	$ 1,146,275
Mediobanca Banca di Credito Finanziario SpA	10,041	146,638
MFE-MediaForEurope NV, Class A	8	25
Moncler SpA	593	31,305
Poste Italiane SpA(c)	36,015	509,362
Prysmian SpA	142	9,088
Saipem SpA(a)	85,702	224,174
UniCredit SpA	17,488	700,365
Unipol Gruppo SpA	3,281	40,975
		8,525,755
Japan — 23.7%
Amada Co. Ltd.	45,000	437,512
Asahi Intecc Co. Ltd.	6,300	102,219
Asahi Kasei Corp.	115,100	793,066
Astellas Pharma, Inc.	125,600	1,219,667
Bandai Namco Holdings, Inc.	8,500	202,684
Bridgestone Corp.	700	23,529
Canon, Inc.(d)	57,300	1,861,198
Concordia Financial Group Ltd.	10,900	59,944
Dai-ichi Life Holdings, Inc.	16,900	450,323
Daiichi Sankyo Co. Ltd.	20,300	555,474
Daikin Industries Ltd.	20,900	2,438,629
Daito Trust Construction Co. Ltd.	3,000	335,384
Daiwa House Industry Co. Ltd.	43,300	1,329,360
Daiwa Securities Group, Inc.	25,300	166,948
DMG Mori Co. Ltd.(d)	31,000	493,276
FANUC Corp.	36,600	956,100
Fast Retailing Co. Ltd.	5,000	1,686,708
Fujitsu Ltd.	107,800	1,893,677
Hirose Electric Co. Ltd.	4,400	514,293
Hitachi Ltd.	149,900	3,671,058
Honda Motor Co. Ltd.	23,800	226,595
Horiba Ltd.	1,200	68,889
J Front Retailing Co. Ltd.	56,900	757,986
Japan Exchange Group, Inc.	16,600	184,184
Japan Post Bank Co. Ltd.	26,300	248,578
Japan Post Holdings Co. Ltd.	37,000	348,456
Kakaku.com, Inc.	12,100	184,362
Kao Corp.(d)	1,200	48,554
Keyence Corp.	100	40,647
Komatsu Ltd.	3,700	100,797
Kyocera Corp.	114,200	1,131,919
Lixil Corp.	11,100	121,135
LY Corp.	223,200	590,161
Marubeni Corp.	31,000	465,266
Mitsubishi Chemical Group Corp.	161,700	816,686
Mitsubishi Corp.	28,500	466,309
Mitsubishi Electric Corp.	42,300	714,267
Mitsubishi Estate Co. Ltd.	3,000	41,645
Mitsubishi HC Capital, Inc.	13,600	89,627
Mitsubishi Heavy Industries Ltd.	2,600	36,254
Mitsubishi UFJ Financial Group, Inc.	215,100	2,511,229
Mitsui Fudosan Co. Ltd.	62,800	502,232
Mizuho Financial Group, Inc.	46,800	1,142,507
MS&AD Insurance Group Holdings, Inc.	24,500	529,139
Murata Manufacturing Co. Ltd.	208,400	3,306,228
NEC Corp.	2,400	205,385
NIDEC Corp.	29,300	526,276
Nomura Holdings, Inc.	566,800	3,288,481
Nomura Real Estate Holdings, Inc.	8,900	219,633
Nomura Research Institute Ltd.	1,500	44,042
Security	Shares	Value
Japan (continued)
Obayashi Corp.	33,500	$ 441,102
Oji Holdings Corp.	5,300	20,256
Olympus Corp.	43,800	653,945
ORIX Corp.	21,900	470,497
Panasonic Holdings Corp.	74,100	757,346
Rakuten Group, Inc.(a)	18,800	101,285
Recruit Holdings Co. Ltd.	75,100	5,220,044
Resona Holdings, Inc.	38,700	278,980
Santen Pharmaceutical Co. Ltd.	34,200	350,176
Shimizu Corp.	2,900	22,903
Shionogi & Co. Ltd.	12,800	179,522
Skylark Holdings Co. Ltd.(d)	23,100	358,232
SoftBank Corp.	555,800	701,607
SoftBank Group Corp.	18,500	1,057,197
Sompo Holdings, Inc.	17,000	440,475
Sony Group Corp.	235,200	4,956,966
Subaru Corp.	49,600	881,308
Sumitomo Chemical Co. Ltd.	821,800	1,813,564
Sumitomo Corp.	73,100	1,581,969
Sumitomo Mitsui Financial Group, Inc.	94,000	2,256,021
Sumitomo Mitsui Trust Group, Inc.	60,900	1,422,595
Suzuki Motor Corp.	136,600	1,530,514
T&D Holdings, Inc.	10,000	183,037
Takeda Pharmaceutical Co. Ltd.	119,800	3,171,381
TDK Corp.	2,200	28,333
Terumo Corp.	58,800	1,135,177
Tokio Marine Holdings, Inc.	36,200	1,299,150
Tokyo Electron Ltd.	22,400	3,367,152
Tokyu Fudosan Holdings Corp.	13,700	83,617
Toyota Industries Corp.	6,400	514,723
Toyota Motor Corp.	74,300	1,450,725
Toyota Tsusho Corp.	42,000	742,750
Unicharm Corp.	30,600	252,267
		75,873,334
Luxembourg — 0.0%
SES SA	5	16
Netherlands — 3.4%
Adyen NV(a)(c)	319	474,059
Aegon Ltd.	89,445	532,261
Argenx SE(a)	917	566,442
ASML Holding NV	6,168	4,320,278
EXOR NV	1,628	149,248
ING Groep NV	169,782	2,660,752
Koninklijke Philips NV(a)	73,538	1,862,811
Wolters Kluwer NV, Class C	2,019	335,445
		10,901,296
New Zealand — 0.8%
Xero Ltd.(a)	23,100	2,403,856
Norway — 0.7%
Aker BP ASA	6,385	125,520
Aker Carbon Capture ASA(a)	9	5
Aker Horizons ASA(a)	1	—
Aker Solutions ASA	13	36
DNB Bank ASA	31,256	624,008
Kongsberg Gruppen ASA	5,740	645,789
Telenor ASA	79,174	883,357
		2,278,715
Singapore — 2.3%
DBS Group Holdings Ltd.	44,200	1,416,409
2
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	1,693,300	$ 3,814,709
STMicroelectronics NV	61,083	1,529,936
United Overseas Bank Ltd.	20,900	555,018
		7,316,072
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	27,465	1,376,338
Banco Bilbao Vizcaya Argentaria SA	109,625	1,072,618
Banco Santander SA	882,718	4,083,672
		6,532,628
Sweden — 2.0%
AddTech AB, B Shares	2,712	73,896
Alfa Laval AB	19,155	801,734
Assa Abloy AB, Class B	6,186	182,711
Investor AB, Class B	32,935	872,347
Skanska AB, B Shares	9,848	207,078
Svenska Handelsbanken AB, Class A, A Shares	167,487	1,729,310
Swedbank AB, A Shares	82,891	1,636,761
Telefonaktiebolaget LM Ericsson, B Shares	131,030	1,061,140
		6,564,977
Switzerland — 7.0%
ABB Ltd., Class N, Registered Shares	94,366	5,095,619
Belimo Holding AG, Registered Shares	393	259,895
Cie Financiere Richemont SA, Class A, Registered Shares	13,520	2,045,226
DSM-Firmenich AG	32,486	3,283,814
Givaudan SA, Class N, Registered Shares	772	3,374,708
Logitech International SA, Class N, Registered Shares	10,453	862,855
Novartis AG, Class N, Registered Shares	74,672	7,269,859
SGS SA, Registered Shares	2,688	269,653
		22,461,629
United Kingdom — 11.0%
AstraZeneca PLC	23,659	3,084,651
Aviva PLC	2,257	13,229
BAE Systems PLC	199,906	2,867,706
British American Tobacco PLC	66,598	2,403,170
British Land Co. PLC	57,583	259,575
CK Hutchison Holdings Ltd.	512,000	2,722,020
Compass Group PLC	49,516	1,647,566
Dunelm Group PLC	3	40
HSBC Holdings PLC	82,199	807,449
IG Group Holdings PLC	12,119	150,276
Imperial Brands PLC	75,617	2,418,143
Informa PLC	198,014	1,974,912
Intertek Group PLC	23,451	1,385,480
J Sainsbury PLC	137,490	469,821
Johnson Matthey PLC	56,196	942,788
Marks & Spencer Group PLC	25,219	118,105
Melrose Industries PLC	5	35
NatWest Group PLC	176,404	884,005
RELX PLC	24,825	1,124,795
Rolls-Royce Holdings PLC(a)	429,681	3,047,034
Sage Group PLC	68,476	1,087,979
Smiths Group PLC	63,262	1,356,372
Standard Chartered PLC	6,832	84,110
Security	Shares	Value
United Kingdom (continued)
Tesco PLC	812,344	$ 3,736,253
Unilever PLC	30,833	1,751,949
Vodafone Group PLC	884,880	754,872
		35,092,335
United States — 8.7%
BP PLC	77,898	385,048
CSL Ltd.	10,115	1,764,570
Experian PLC	77,792	3,343,488
GSK PLC	189,812	3,201,609
Holcim AG	2,067	199,021
Nestle SA, Class N, Registered Shares	20,375	1,671,629
Roche Holding AG	27,515	7,717,373
Sanofi SA	15,195	1,477,118
Schneider Electric SE	3,866	962,463
Shell PLC	233,167	7,268,047
		27,990,366
Total Common Stocks — 97.6% (Cost: $278,278,113)		312,831,738
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA	9,707	851,658
Total Preferred Securities — 0.3% (Cost: $845,357)		851,658
Total Long-Term Investments — 97.9% (Cost: $279,123,470)		313,683,396
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	2,759,165	2,760,544
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(e)(f)	6,430,160	6,430,160
Total Short-Term Securities — 2.9% (Cost: $9,190,536)		9,190,704
Total Investments — 100.8% (Cost: $288,314,006)		322,874,100
Liabilities in Excess of Other Assets — (0.8)%		(2,441,003)
Net Assets — 100.0%		$ 320,433,097

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Master Portfolio Schedule of Investments
3

Schedule of Investments (continued)
December 31, 2024
International Tilts Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,035,694	$ —	$ (6,273,847)(a)	$ 1,275	$ (2,578)	$ 2,760,544	2,759,165	$ 24,098 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,902,315	527,845 (a)	—	—	—	6,430,160	6,430,160	331,728	—
				$ 1,275	$ (2,578)	$ 9,190,704		$ 355,826	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	52	03/21/25	$ 5,896	$ (172,962)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 172,962	$ —	$ —	$ —	$ 172,962

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 51,552	$ —	$ —	$ —	$ 51,552
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (371,358)	$ —	$ —	$ —	$ (371,358)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,538,624
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
4
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 20,602,028	$ —	$ 20,602,028
Austria	—	1,344,905	—	1,344,905
Belgium	—	1,499,167	—	1,499,167
China	818,372	1,788,105	—	2,606,477
Denmark	—	7,587,067	—	7,587,067
Finland	—	3,203,319	—	3,203,319
France	—	30,207,129	—	30,207,129
Germany	256,528	30,818,686	—	31,075,214
Hong Kong	—	6,210,198	—	6,210,198
Ireland	—	832,236	—	832,236
Israel	—	1,723,019	—	1,723,019
Italy	—	8,525,755	—	8,525,755
Japan	—	75,873,334	—	75,873,334
Luxembourg	—	16	—	16
Netherlands	—	10,901,296	—	10,901,296
New Zealand	—	2,403,856	—	2,403,856
Norway	—	2,278,715	—	2,278,715
Singapore	—	7,316,072	—	7,316,072
Spain	—	6,532,628	—	6,532,628
Sweden	—	6,564,977	—	6,564,977
Switzerland	—	22,461,629	—	22,461,629
United Kingdom	150,316	34,942,019	—	35,092,335
United States	—	27,990,366	—	27,990,366
Preferred Securities
Preferred Stocks	851,658	—	—	851,658
Short-Term Securities
Money Market Funds	9,190,704	—	—	9,190,704
	$ 11,267,578	$ 311,606,522	$ —	$ 322,874,100
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (172,962)	$ —	$ —	$ (172,962)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Master Portfolio Schedule of Investments
5

Statement of Assets and Liabilities
December 31, 2024

International Tilts Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 313,683,396
Investments, at value — affiliated(c)	9,190,704
Cash pledged for futures contracts	190,910
Foreign currency, at value(d)	51,372
Receivables:
Securities lending income — affiliated	484
Dividends — unaffiliated	189,509
Dividends — affiliated	25,676
Prepaid expenses	3,948
Total assets	323,335,999
LIABILITIES
Collateral on securities loaned	2,760,549
Payables:
Administration fees	13,842
Investment advisory fees	96,497
Trustees’ fees	2,272
Professional fees	23,722
Variation margin on futures contracts	6,020
Total liabilities	2,902,902
Commitments and contingent liabilities
NET ASSETS	$ 320,433,097
NET ASSETS CONSIST OF
Investors’ capital	$ 286,048,748
Net unrealized appreciation (depreciation)	34,384,349
NET ASSETS	$ 320,433,097
(a) Investments, at cost—unaffiliated	$279,123,470
(b) Securities loaned, at value	$2,579,657
(c) Investments, at cost—affiliated	$9,190,536
(d) Foreign currency, at cost	$52,482
See notes to financial statements.
6
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

International Tilts Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$9,548,120
Dividends — affiliated	331,728
Securities lending income — affiliated — net	24,098
Foreign taxes withheld	(1,192,636)
Total investment income	8,711,310
EXPENSES
Investment advisory	1,275,491
Administration	159,436
Professional	23,116
Trustees	9,957
Total expenses	1,468,000
Less:
Fees waived and/or reimbursed by the Manager	(197,053)
Total expenses after fees waived and/or reimbursed	1,270,947
Net investment income	7,440,363
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	22,803,610
Investments — affiliated	1,275
Foreign currency transactions	(76,379)
Futures contracts	51,552
22,780,058
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(9,900,156)
Investments — affiliated	(2,578)
Foreign currency translations	(4,997)
Futures contracts	(371,358)
(10,279,089)
Net realized and unrealized gain	12,500,969
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,941,332
See notes to financial statements.
Master Portfolio Statement of Operations
7

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,440,363	$6,880,090
Net realized gain	22,780,058	15,800,199
Net change in unrealized appreciation (depreciation)	(10,279,089)	26,979,281
Net increase in net assets resulting from operations	19,941,332	49,659,570
CAPITAL TRANSACTIONS
Proceeds from contributions	20,002,953	4,145,993
Value of withdrawals	—	(26,591,897)
Net increase (decrease) in net assets derived from capital transactions	20,002,953	(22,445,904)
NET ASSETS
Total increase in net assets	39,944,285	27,213,666
Beginning of year	280,488,812	253,275,146
End of year	$320,433,097	$280,488,812
See notes to financial statements.
8
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

International Tilts Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	6.62%	20.06%	(13.72)%	13.15%	6.88%
Ratios to Average Net Assets(a)
Total expenses	0.46%	0.46%	0.46%	0.46%	0.47%
Total expenses after fees waived and/or reimbursed	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.33%	2.54%	2.72%	2.03%	1.78%
Supplemental Data
Net assets, end of year (000)	$320,433	$280,489	$253,275	$286,700	$220,214
Portfolio turnover rate	132%	131%	122%	180%	261%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Master Portfolio Financial Highlights
9

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Master Portfolio’s financial position or results of operations.
The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
10
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges
Master Portfolio Notes to Financial Statements
11

Notes to Financial Statements  (continued)

and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BofA Securities, Inc.	$ 231,547	$ (231,547)	$ —	$ —
Jefferies LLC	128,888	(128,888)	—	—
State Street Bank & Trust Co.	2,219,222	(2,219,222)	—	—
	$ 2,579,657	$ (2,579,657)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
12
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion -$3 billion	0.38
$3 billion -$5 billion	0.36
$5 billion -$10 billion	0.35
Greater than $10 billion	0.34
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.
The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BFA and BIL for services they provide for that portion of the Master Portfolio for which BFA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. Such contractual arrangement may not be terminated prior to July 1, 2025 without the consent of the Board of MIP. This amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $33,073.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $4,544.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive administration fees through June 30, 2025. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the Manager waived $159,436.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Master Portfolio Notes to Financial Statements
13

Notes to Financial Statements  (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Master Portfolio paid BTC $6,733 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
International Tilts Master Portfolio	$ 43,300,566	$ 64,654,031	$ 4,626,605
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $435,232,540 and $408,623,933, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
14
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio	$ 291,880,054	$ 43,272,256	$ (12,278,210)	$ 30,994,046
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments.  An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
Master Portfolio Notes to Financial Statements
15

Notes to Financial Statements  (continued)

The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
16
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of International Tilts Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Tilts Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the "Master Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Master Portfolio Report of Independent Registered Public Accounting Firm
17

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Master Portfolio for the Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Master Portfolio and MIP Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
18
2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Master Portfolio and MIP Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
19

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
20
2024 BlackRock Annual Financial Statements and Additional Information

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Large Cap Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares Russell 1000 Large-Cap Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities
December 31, 2024

iShares Russell 1000 Large-Cap Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,595,150,664
Receivables:
Capital shares sold	16,725,530
Prepaid expenses	15,059
Total assets	1,611,891,253
LIABILITIES
Payables:
Accounting services fees	2,069
Administration fees	13,636
Capital shares redeemed	4,933,190
Contributions to the Master Portfolio	11,792,340
Officer’s fees	5,091
Other accrued expenses	17,297
Professional fees	19,509
Service fees	20,707
Transfer agent fees	63,093
Total liabilities	16,866,932
Commitments and contingent liabilities
NET ASSETS	$ 1,595,024,321
NET ASSETS CONSIST OF
Paid-in capital	$ 927,446,753
Accumulated earnings	667,577,568
NET ASSETS	$ 1,595,024,321
4
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2024

iShares Russell 1000 Large-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 194,191,859
Shares outstanding	5,158,069
Net asset value	$ 37.65
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 101,532,249
Shares outstanding	2,715,282
Net asset value	$ 37.39
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,299,300,213
Shares outstanding	34,667,765
Net asset value	$ 37.48
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations
Year Ended December 31, 2024

iShares Russell 1000 Large-Cap Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$17,513,400
Dividends — affiliated	753,675
Interest — unaffiliated	25,047
Securities lending income — affiliated — net	207,766
Foreign taxes withheld	(1,573)
Expenses	(442,383)
Fees waived	9,299
Total investment income	18,065,231
FUND EXPENSES
Service — class specific	225,573
Transfer agent — class specific	179,094
Administration	133,360
Professional	97,167
Registration	60,377
Printing and postage	26,039
Officer	5,351
Accounting services	4,964
Miscellaneous	12,636
Total expenses	744,561
Less:
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	(90)
Total expenses after fees waived and/or reimbursed	744,471
Net investment income	17,320,760
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	15,858,232
Investments — affiliated	1,698,285
Futures contracts	1,504,074
19,060,591
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	351,208,179
Investments — affiliated	(110,834,909)
Futures contracts	(471,109)
239,902,161
Net realized and unrealized gain	258,962,752
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,283,512
See notes to financial statements.
6
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,320,760	$13,781,143
Net realized gain (loss)	19,060,591	(2,802,211)
Net change in unrealized appreciation (depreciation)	239,902,161	200,316,026
Net increase in net assets resulting from operations	276,283,512	211,294,958
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,684,636)	(2,370,437)
Investor A	(1,100,529)	(917,121)
Class K	(16,571,369)	(11,330,593)
Decrease in net assets resulting from distributions to shareholders	(20,356,534)	(14,618,151)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	333,942,669	45,960,978
NET ASSETS
Total increase in net assets	589,869,647	242,637,785
Beginning of year	1,005,154,674	762,516,889
End of year	$1,595,024,321	$1,005,154,674

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$30.69	$24.66	$31.03	$25.08	$21.14
Net investment income(a)	0.44	0.42	0.39	0.35	0.35
Net realized and unrealized gain (loss)	7.02	6.05	(6.32)	6.19	3.96
Net increase (decrease) from investment operations	7.46	6.47	(5.93)	6.54	4.31
Distributions(b)
From net investment income	(0.43)	(0.44)	(0.36)	(0.37)	(0.34)
From net realized gain	(0.07)	—	(0.08)	(0.22)	(0.03)
Total distributions	(0.50)	(0.44)	(0.44)	(0.59)	(0.37)
Net asset value, end of year	$37.65	$30.69	$24.66	$31.03	$25.08
Total Return(c)
Based on net asset value	24.36%	26.42%	(19.14)%	26.27%	20.79%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.12%	0.13%	0.12%	0.12%	0.13%
Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%	0.13%
Net investment income	1.28%	1.53%	1.49%	1.24%	1.66%
Supplemental Data
Net assets, end of year (000)	$194,192	$178,986	$130,394	$172,196	$125,604
Portfolio turnover rate of the Master Portfolio	9%	13%	22%	17%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
8
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$30.49	$24.50	$30.85	$24.92	$21.01
Net investment income(a)	0.36	0.36	0.33	0.28	0.30
Net realized and unrealized gain (loss)	6.96	6.01	(6.30)	6.16	3.92
Net increase (decrease) from investment operations	7.32	6.37	(5.97)	6.44	4.22
Distributions(b)
From net investment income	(0.35)	(0.38)	(0.30)	(0.29)	(0.28)
From net realized gain	(0.07)	—	(0.08)	(0.22)	(0.03)
Total distributions	(0.42)	(0.38)	(0.38)	(0.51)	(0.31)
Net asset value, end of year	$37.39	$30.49	$24.50	$30.85	$24.92
Total Return(c)
Based on net asset value	24.05%	26.15%	(19.38)%	25.99%	20.45%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.36%	0.35%	0.37%	0.63%	0.68%
Total expenses after fees waived and/or reimbursed	0.36%	0.35%	0.35%	0.37%	0.38%
Net investment income	1.03%	1.30%	1.25%	0.98%	1.42%
Supplemental Data
Net assets, end of year (000)	$101,532	$75,616	$52,790	$61,446	$84,724
Portfolio turnover rate of the Master Portfolio	9%	13%	22%	17%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$30.55	$24.55	$30.90	$24.97	$21.05
Net investment income(a)	0.46	0.43	0.41	0.36	0.36
Net realized and unrealized gain (loss)	6.99	6.02	(6.31)	6.17	3.94
Net increase (decrease) from investment operations	7.45	6.45	(5.90)	6.53	4.30
Distributions(b)
From net investment income	(0.45)	(0.45)	(0.37)	(0.38)	(0.35)
From net realized gain	(0.07)	—	(0.08)	(0.22)	(0.03)
Total distributions	(0.52)	(0.45)	(0.45)	(0.60)	(0.38)
Net asset value, end of year	$37.48	$30.55	$24.55	$30.90	$24.97
Total Return(c)
Based on net asset value	24.44%	26.48%	(19.12)%	26.37%	20.84%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.06%	0.07%	0.07%	0.07%	0.08%
Total expenses after fees waived and/or reimbursed	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.33%	1.58%	1.54%	1.29%	1.71%
Supplemental Data
Net assets, end of year (000)	$1,299,300	$750,553	$579,333	$575,561	$451,157
Portfolio turnover rate of the Master Portfolio	9%	13%	22%	17%	14%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
10
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2024, the percentage of the Master Portfolio owned by the Fund was 4.7%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares, Investor A and Class K	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Fund Notes to Financial Statements
11

Notes to Financial Statements  (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the  Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2024, the class specific service fees borne directly by Investor A Shares were $225,573.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2024, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 758	$ 9,995	$ 3,125	$ 13,878
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 109,382	$ 43,047	$ 26,665	$ 179,094
Expense Limitations, Waivers and Reimbursements:  The Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.13%
Investor A	0.38
Class K	0.08
The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended December 31, 2024, there were no fees waived and/or reimbursed by the Administrator pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Administrator are included in transfer agent fees waived and/or reimbursed by the Administrator – class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 86	$ 2	$ 2	$ 90
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its
12
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
iShares Russell 1000 Large-Cap Index Fund
Ordinary income	$ 20,356,534	$ 14,618,151
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares Russell 1000 Large-Cap Index Fund	$ 2,209,824	$ 8,755,524	$ 656,612,220	$ 667,577,568

(a)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the timing and recognition of partnership income.
During the year ended December 31, 2024, the Fund listed below utilized the following amounts of its respective capital loss carryforward:
Fund Name	Utilized
iShares Russell 1000 Large-Cap Index Fund	$ 1,226,541
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Russell 1000 Large-Cap Index Fund
Institutional
Shares sold	1,459,730	$ 48,920,753	1,645,920	$ 46,453,914
Shares issued in reinvestment of distributions	73,818	2,681,058	84,302	2,367,322
Shares redeemed	(2,207,393)	(74,257,439)	(1,186,978)	(32,720,286)
	(673,845)	$ (22,655,628)	543,244	$ 16,100,950
Investor A
Shares sold	443,264	$ 15,144,066	745,449	$ 20,213,000
Shares issued in reinvestment of distributions	23,362	848,189	26,256	731,251
Shares redeemed	(231,437)	(7,955,183)	(446,417)	(12,281,285)
	235,189	$ 8,037,072	325,288	$ 8,662,966
Fund Notes to Financial Statements
13

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
iShares Russell 1000 Large-Cap Index Fund (continued)
Class K
Shares sold	14,402,015	$ 498,469,344	5,789,939	$ 158,547,518
Shares issued in reinvestment of distributions	449,149	16,332,225	396,017	11,079,656
Shares redeemed	(4,748,151)	(166,240,344)	(5,222,265)	(148,430,112)
	10,103,013	$ 348,561,225	963,691	$ 21,197,062
	9,664,357	$ 333,942,669	1,832,223	$ 45,960,978
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
14
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of iShares Russell 1000 Large-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares Russell 1000 Large-Cap Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
15

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
iShares Russell 1000 Large-Cap Index Fund	$ 12,470,990
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Business Income
iShares Russell 1000 Large-Cap Index Fund	$ 535,192
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
iShares Russell 1000 Large-Cap Index Fund	$ 219,306
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares Russell 1000 Large-Cap Index Fund	59.17%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
iShares Russell 1000 Large-Cap Index Fund	$ 436,952
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
iShares Russell 1000 Large-Cap Index Fund	$ 436,952	$ 2,760,844
16
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	44,911	$ 26,691,505
Boeing Co.(a)	442,704	78,358,608
BWX Technologies, Inc.	58,160	6,478,442
Curtiss-Wright Corp.	23,740	8,424,614
General Dynamics Corp.	170,846	45,016,213
General Electric Co.	673,549	112,341,238
HEICO Corp.(b)	28,549	6,787,239
HEICO Corp., Class A	51,658	9,612,521
Hexcel Corp.(b)	49,417	3,098,446
Howmet Aerospace, Inc.	253,467	27,721,686
Huntington Ingalls Industries, Inc.(b)	25,109	4,744,848
L3Harris Technologies, Inc.	118,464	24,910,610
Loar Holdings, Inc.(a)	6,812	503,475
Lockheed Martin Corp.	131,977	64,132,903
Northrop Grumman Corp.	86,318	40,508,174
RTX Corp.	832,112	96,292,001
Spirit AeroSystems Holdings, Inc., Class A(a)	78,755	2,683,970
Textron, Inc.	119,428	9,135,048
TransDigm Group, Inc.	34,059	43,162,289
Woodward, Inc.	36,657	6,100,458
		616,704,288
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	71,537	7,391,203
Expeditors International of Washington, Inc.	88,860	9,843,022
FedEx Corp.	141,640	39,847,581
GXO Logistics, Inc.(a)	77,111	3,354,329
United Parcel Service, Inc., Class B(b)	456,161	57,521,902
		117,958,037
Automobile Components — 0.1%
Aptiv PLC(a)	146,807	8,878,887
BorgWarner, Inc.	132,254	4,204,355
Gentex Corp.(b)	147,087	4,225,810
Lear Corp.(b)	35,187	3,332,209
QuantumScape Corp., Class A(a)(b)	243,934	1,266,017
		21,907,278
Automobiles — 2.3%
Ford Motor Co.(b)	2,456,278	24,317,152
General Motors Co.	684,155	36,444,937
Harley-Davidson, Inc.(b)	75,704	2,280,961
Lucid Group, Inc.(a)(b)	595,268	1,797,709
Rivian Automotive, Inc., Class A(a)(b)	512,204	6,812,313
Tesla, Inc.(a)	1,739,309	702,402,547
Thor Industries, Inc.(b)	34,015	3,255,576
		777,311,195
Banks — 3.4%
Bank of America Corp.	4,167,094	183,143,781
Bank OZK(b)	67,908	3,023,943
BOK Financial Corp.	14,744	1,569,499
Citigroup, Inc.	1,184,313	83,363,792
Citizens Financial Group, Inc.(b)	279,511	12,231,401
Columbia Banking System, Inc.(b)	133,760	3,612,858
Comerica, Inc.	85,529	5,289,969
Commerce Bancshares, Inc.(b)	75,298	4,691,818
Cullen/Frost Bankers, Inc.(b)	36,806	4,941,206
East West Bancorp, Inc.	86,158	8,250,490
Fifth Third Bancorp(b)	422,588	17,867,021
First Citizens BancShares, Inc., Class A(b)	7,549	15,951,188
First Hawaiian, Inc.(b)	86,417	2,242,521
Security	Shares	Value
Banks (continued)
First Horizon Corp.	329,644	$ 6,639,030
FNB Corp.	219,128	3,238,712
Huntington Bancshares, Inc.(b)	894,788	14,558,201
JPMorgan Chase & Co.	1,758,183	421,454,047
KeyCorp.	574,286	9,843,262
M&T Bank Corp.	103,697	19,496,073
NU Holdings Ltd./Cayman Islands, Class A(a)	1,987,243	20,587,837
Pinnacle Financial Partners, Inc.(b)	47,775	5,464,982
PNC Financial Services Group, Inc.	248,447	47,913,004
Popular, Inc.	45,406	4,270,888
Prosperity Bancshares, Inc.	56,083	4,225,854
Regions Financial Corp.(b)	582,225	13,693,932
Synovus Financial Corp.(b)	87,715	4,493,639
TFS Financial Corp.(b)	35,153	441,522
Truist Financial Corp.(b)	835,076	36,225,597
U.S. Bancorp(b)	975,561	46,661,083
Webster Financial Corp.	106,182	5,863,370
Wells Fargo & Co.	2,084,994	146,449,979
Western Alliance Bancorp(b)	66,737	5,575,209
Wintrust Financial Corp.(b)	41,848	5,218,864
Zions Bancorp NA	87,941	4,770,799
		1,173,265,371
Beverages — 1.1%
Boston Beer Co., Inc., Class A(a)	5,434	1,630,091
Brown-Forman Corp., Class A(b)	30,607	1,153,578
Brown-Forman Corp., Class B(b)	111,990	4,253,380
Celsius Holdings, Inc.(a)(b)	115,779	3,049,619
Coca-Cola Co.	2,429,395	151,254,133
Coca-Cola Consolidated, Inc.	3,834	4,830,802
Constellation Brands, Inc., Class A(b)	99,635	22,019,335
Keurig Dr. Pepper, Inc.	698,420	22,433,250
Molson Coors Beverage Co., Class B(b)	104,709	6,001,920
Monster Beverage Corp.(a)	447,770	23,534,791
PepsiCo, Inc.	860,360	130,826,342
		370,987,241
Biotechnology — 1.7%
AbbVie, Inc.	1,108,734	197,022,032
Alnylam Pharmaceuticals, Inc.(a)	80,180	18,867,156
Amgen, Inc.(b)	335,598	87,470,263
Apellis Pharmaceuticals, Inc.(a)	64,987	2,073,735
Biogen, Inc.(a)	92,169	14,094,484
BioMarin Pharmaceutical, Inc.(a)	118,091	7,762,121
Exact Sciences Corp.(a)	117,799	6,619,126
Exelixis, Inc.(a)	175,505	5,844,317
Gilead Sciences, Inc.	780,992	72,140,231
GRAIL, Inc.(a)(b)	17,371	310,072
Incyte Corp.(a)	98,056	6,772,728
Ionis Pharmaceuticals, Inc.(a)	96,933	3,388,778
Moderna, Inc.(a)	198,976	8,273,422
Natera, Inc.(a)	71,281	11,283,782
Neurocrine Biosciences, Inc.(a)	62,996	8,598,954
Regeneron Pharmaceuticals, Inc.(a)	65,392	46,580,683
Roivant Sciences Ltd.(a)	253,429	2,998,065
Sarepta Therapeutics, Inc.(a)	56,397	6,857,311
Ultragenyx Pharmaceutical, Inc.(a)	52,865	2,224,031
United Therapeutics Corp.(a)	27,455	9,687,222
Vertex Pharmaceuticals, Inc.(a)	161,800	65,156,860
Viking Therapeutics, Inc.(a)(b)	68,356	2,750,645
		586,776,018
Broadline Retail — 3.9%
Amazon.com, Inc.(a)	5,874,039	1,288,705,416
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail (continued)
Coupang, Inc., Class A(a)	719,347	$ 15,811,247
Dillard’s, Inc., Class A(b)	2,021	872,547
eBay, Inc.(b)	299,433	18,549,874
Etsy, Inc.(a)	69,094	3,654,382
Kohl’s Corp.(b)	76,214	1,070,045
Macy’s, Inc.(b)	164,032	2,777,062
Nordstrom, Inc.	70,287	1,697,431
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	39,632	4,348,819
		1,337,486,823
Building Products — 0.6%
A O Smith Corp.	73,489	5,012,685
AAON, Inc.(b)	41,565	4,891,369
Advanced Drainage Systems, Inc.	43,694	5,051,026
Allegion PLC	55,750	7,285,410
Armstrong World Industries, Inc.	26,851	3,794,852
AZEK Co., Inc., Class A(a)	88,596	4,205,652
Builders FirstSource, Inc.(a)	71,664	10,242,936
Carlisle Cos., Inc.	28,125	10,373,625
Carrier Global Corp.	524,858	35,826,807
Fortune Brands Innovations, Inc.(b)	79,498	5,432,098
Hayward Holdings, Inc.(a)	92,819	1,419,202
Johnson Controls International PLC(b)	417,562	32,958,169
Lennox International, Inc.(b)	20,166	12,287,144
Masco Corp.	133,989	9,723,582
Owens Corning	54,359	9,258,425
Simpson Manufacturing Co., Inc.	27,546	4,567,953
Trane Technologies PLC(b)	141,658	52,321,382
Trex Co., Inc.(a)	66,323	4,578,277
		219,230,594
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	18,353	3,393,837
Ameriprise Financial, Inc.	60,806	32,374,939
Ares Management Corp., Class A(b)	116,190	20,569,116
Bank of New York Mellon Corp.(b)	462,303	35,518,740
Blackrock, Inc.(b)(c)	92,384	94,703,762
Blackstone, Inc., Class A(b)	451,503	77,848,147
Blue Owl Capital, Inc., Class A(b)	315,039	7,327,807
Carlyle Group, Inc.(b)	139,628	7,049,818
Cboe Global Markets, Inc.	65,951	12,886,825
Charles Schwab Corp.	933,099	69,058,657
CME Group, Inc., Class A	224,931	52,235,726
Coinbase Global, Inc., Class A(a)	125,318	31,116,459
Evercore, Inc., Class A(b)	21,978	6,092,082
FactSet Research Systems, Inc.(b)	23,910	11,483,495
Franklin Resources, Inc.(b)	173,486	3,520,031
Goldman Sachs Group, Inc.	192,036	109,963,654
Houlihan Lokey, Inc., Class A(b)	32,768	5,690,491
Interactive Brokers Group, Inc., Class A	67,006	11,837,950
Intercontinental Exchange, Inc.	355,537	52,978,568
Invesco Ltd.	229,375	4,009,475
Janus Henderson Group PLC	82,030	3,488,736
Jefferies Financial Group, Inc.(b)	108,709	8,522,786
KKR & Co., Inc., Class A	421,395	62,328,535
Lazard, Inc.(b)	65,519	3,372,918
LPL Financial Holdings, Inc.	46,262	15,105,006
MarketAxess Holdings, Inc.	23,069	5,214,517
Moody’s Corp.	98,873	46,803,512
Morgan Stanley	726,435	91,327,408
Morningstar, Inc.(b)	17,115	5,763,647
MSCI, Inc., Class A	47,545	28,527,476
Nasdaq, Inc.	257,152	19,880,421
Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	122,563	$ 12,562,708
Raymond James Financial, Inc.(b)	115,027	17,867,144
Robinhood Markets, Inc., Class A(a)	425,244	15,844,591
S&P Global, Inc.	195,838	97,533,199
SEI Investments Co.	64,104	5,287,298
State Street Corp.	183,143	17,975,485
Stifel Financial Corp.(b)	62,341	6,613,133
T Rowe Price Group, Inc.(b)	138,926	15,711,141
TPG, Inc., Class A(b)	51,623	3,243,989
Tradeweb Markets, Inc., Class A	73,047	9,563,313
Virtu Financial, Inc., Class A	52,586	1,876,269
XP, Inc., Class A	268,231	3,178,537
		1,147,251,348
Chemicals — 1.2%
Air Products and Chemicals, Inc.(b)	138,873	40,278,725
Albemarle Corp.(b)	73,036	6,286,939
Ashland, Inc.	28,603	2,043,970
Axalta Coating Systems Ltd.(a)	133,029	4,552,252
Celanese Corp., Class A(b)	70,507	4,879,789
CF Industries Holdings, Inc.	108,538	9,260,462
Chemours Co.(b)	94,960	1,604,824
Corteva, Inc.(b)	435,884	24,827,953
Dow, Inc.	438,310	17,589,380
DuPont de Nemours, Inc.	261,054	19,905,368
Eastman Chemical Co.(b)	72,564	6,626,545
Ecolab, Inc.	156,200	36,600,784
Element Solutions, Inc.	142,592	3,626,115
FMC Corp.(b)	76,261	3,707,047
Huntsman Corp.	100,247	1,807,453
International Flavors & Fragrances, Inc.	161,769	13,677,569
Linde PLC(b)	300,673	125,882,765
LyondellBasell Industries NV, Class A(b)	161,310	11,980,494
Mosaic Co.	207,945	5,111,288
NewMarket Corp.(b)	4,529	2,392,897
Olin Corp.(b)	71,273	2,409,027
PPG Industries, Inc.(b)	144,624	17,275,337
RPM International, Inc.(b)	78,638	9,677,192
Scotts Miracle-Gro Co.	27,058	1,795,028
Sherwin-Williams Co.(b)	146,743	49,882,348
Westlake Corp.	21,978	2,519,778
		426,201,329
Commercial Services & Supplies — 0.6%
Cintas Corp.	216,327	39,522,943
Clean Harbors, Inc.(a)	32,562	7,493,819
Copart, Inc.(a)	545,659	31,315,370
MSA Safety, Inc.(b)	23,308	3,863,767
RB Global, Inc.	114,784	10,354,665
Republic Services, Inc.	128,396	25,830,707
Rollins, Inc.	176,841	8,196,580
Tetra Tech, Inc.	166,762	6,643,798
Veralto Corp.	155,781	15,866,295
Vestis Corp.	75,700	1,153,668
Waste Management, Inc.	250,900	50,629,111
		200,870,723
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	644,687	71,257,254
Ciena Corp.(a)(b)	89,598	7,598,806
Cisco Systems, Inc.	2,497,810	147,870,352
F5, Inc.(a)	36,092	9,076,055
Juniper Networks, Inc.	209,036	7,828,398
18
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Lumentum Holdings, Inc.(a)(b)	43,302	$ 3,635,203
Motorola Solutions, Inc.	103,102	47,656,838
Ubiquiti, Inc.(b)	2,640	876,295
		295,799,201
Construction & Engineering — 0.2%
AECOM(b)	84,686	9,046,158
API Group Corp.(a)	138,303	4,974,759
Comfort Systems USA, Inc.	22,120	9,380,207
EMCOR Group, Inc.	28,462	12,918,902
Everus Construction Group, Inc.(a)	33,791	2,221,758
MasTec, Inc.(a)	38,307	5,215,115
Quanta Services, Inc.(b)	90,858	28,715,671
Valmont Industries, Inc.	12,362	3,791,055
WillScot Holdings Corp.(a)	117,451	3,928,736
		80,192,361
Construction Materials — 0.3%
CRH PLC(b)	429,824	39,767,316
Eagle Materials, Inc.(b)	21,548	5,317,184
Martin Marietta Materials, Inc.	38,273	19,768,005
Vulcan Materials Co.	82,773	21,291,699
		86,144,204
Consumer Finance — 0.6%
Ally Financial, Inc.	175,911	6,334,555
American Express Co.(b)	351,136	104,213,653
Capital One Financial Corp.	236,869	42,238,480
Credit Acceptance Corp.(a)(b)	4,151	1,948,728
Discover Financial Services	156,137	27,047,613
OneMain Holdings, Inc.(b)	72,266	3,767,227
SLM Corp.	127,560	3,518,105
SoFi Technologies, Inc.(a)(b)	665,679	10,251,457
Synchrony Financial	243,190	15,807,350
		215,127,168
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	264,415	5,193,111
BJ’s Wholesale Club Holdings, Inc.(a)	82,099	7,335,546
Casey’s General Stores, Inc.	23,220	9,200,460
Costco Wholesale Corp.	277,441	254,210,865
Dollar General Corp.	140,054	10,618,894
Dollar Tree, Inc.(a)	128,122	9,601,463
Grocery Outlet Holding Corp.(a)	63,616	993,046
Kroger Co.(b)	415,020	25,378,473
Maplebear, Inc.(a)	103,726	4,296,331
Performance Food Group Co.(a)	94,593	7,997,838
Sysco Corp.(b)	307,451	23,507,703
Target Corp.	289,488	39,132,988
U.S. Foods Holding Corp.(a)	144,292	9,733,938
Walgreens Boots Alliance, Inc.(b)	436,695	4,074,364
Walmart, Inc.	2,716,125	245,401,894
		656,676,914
Containers & Packaging — 0.3%
Amcor PLC(b)	913,435	8,595,423
AptarGroup, Inc.	40,252	6,323,589
Avery Dennison Corp.(b)	50,362	9,424,241
Ball Corp.(b)	184,609	10,177,494
Berry Global Group, Inc.(b)	71,903	4,649,967
Crown Holdings, Inc.(b)	73,083	6,043,233
Graphic Packaging Holding Co.(b)	190,360	5,170,178
International Paper Co.(b)	219,002	11,786,688
Packaging Corp. of America	55,999	12,607,055
Security	Shares	Value
Containers & Packaging (continued)
Sealed Air Corp.	93,752	$ 3,171,630
Silgan Holdings, Inc.(b)	53,550	2,787,278
Smurfit WestRock PLC	321,880	17,336,457
Sonoco Products Co.(b)	58,534	2,859,386
		100,932,619
Distributors — 0.1%
Genuine Parts Co.(b)	87,630	10,231,679
LKQ Corp.(b)	165,395	6,078,266
Pool Corp.	23,106	7,877,760
		24,187,705
Diversified Consumer Services — 0.1%
ADT, Inc.(b)	180,959	1,250,427
Bright Horizons Family Solutions, Inc.(a)	36,928	4,093,469
Duolingo, Inc., Class A(a)	22,832	7,402,819
Grand Canyon Education, Inc.(a)	18,505	3,031,119
H&R Block, Inc.(b)	90,197	4,766,009
Service Corp. International(b)	87,923	7,018,014
		27,561,857
Diversified REITs — 0.0%
WP Carey, Inc.	137,884	7,511,920
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	4,492,409	102,292,153
ESC GCI Liberty, Inc. (a)(d)	56,944	1
Frontier Communications Parent, Inc.(a)	156,277	5,422,812
Iridium Communications, Inc.(b)	69,370	2,013,117
Liberty Global Ltd., Class A(a)	107,807	1,375,617
Liberty Global Ltd., Class C(a)	85,284	1,120,632
Verizon Communications, Inc.	2,637,150	105,459,628
		217,683,960
Electric Utilities — 1.4%
Alliant Energy Corp.(b)	163,472	9,667,734
American Electric Power Co., Inc.	329,927	30,429,167
Constellation Energy Corp.	197,022	44,075,792
Duke Energy Corp.(b)	482,804	52,017,303
Edison International	237,237	18,941,002
Entergy Corp.(b)	266,171	20,181,085
Evergy, Inc.(b)	142,537	8,773,152
Eversource Energy	222,067	12,753,308
Exelon Corp.	625,904	23,559,027
FirstEnergy Corp.	362,105	14,404,537
IDACORP, Inc.	33,008	3,607,114
NextEra Energy, Inc.	1,286,752	92,247,251
NRG Energy, Inc.	127,192	11,475,262
OGE Energy Corp.(b)	122,336	5,046,360
PG&E Corp.(b)	1,334,955	26,939,392
Pinnacle West Capital Corp.(b)	70,784	6,000,360
PPL Corp.	468,365	15,203,128
Southern Co.(b)	685,239	56,408,874
Xcel Energy, Inc.(b)	355,331	23,991,949
		475,721,797
Electrical Equipment — 0.9%
Acuity Brands, Inc.	19,215	5,613,278
AMETEK, Inc.	144,413	26,031,887
Eaton Corp. PLC	246,944	81,953,305
Emerson Electric Co.(b)	357,526	44,308,197
GE Vernova, Inc.	170,474	56,074,013
Generac Holdings, Inc.(a)	37,963	5,886,163
Hubbell, Inc.(b)	33,916	14,207,073
nVent Electric PLC	105,163	7,167,910
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.(b)	40,815	$ 6,331,631
Rockwell Automation, Inc.(b)	71,587	20,458,849
Sensata Technologies Holding PLC	90,631	2,483,290
Vertiv Holdings Co., Class A	223,937	25,441,483
		295,957,079
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	739,063	51,327,925
Arrow Electronics, Inc.(a)	31,987	3,618,369
Avnet, Inc.(b)	57,403	3,003,325
CDW Corp.(b)	85,040	14,800,362
Cognex Corp.	106,868	3,832,286
Coherent Corp.(a)	77,983	7,387,330
Corning, Inc.	479,446	22,783,274
Crane NXT Co.(b)	29,782	1,733,908
IPG Photonics Corp.(a)	19,319	1,404,878
Jabil, Inc.	69,105	9,944,209
Keysight Technologies, Inc.(a)	108,528	17,432,853
Littelfuse, Inc.(b)	15,318	3,609,687
TD SYNNEX Corp.(b)	46,609	5,466,303
Teledyne Technologies, Inc.(a)	29,263	13,581,836
Trimble, Inc.(a)	153,441	10,842,141
Vontier Corp.(b)	91,234	3,327,304
Zebra Technologies Corp., Class A(a)	31,858	12,304,197
		186,400,187
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A(b)	624,367	25,611,534
Halliburton Co.	559,714	15,218,624
NOV, Inc.(b)	237,270	3,464,142
Schlumberger NV	883,222	33,862,731
TechnipFMC PLC(b)	260,582	7,541,243
Weatherford International PLC(b)	46,901	3,359,519
		89,057,793
Entertainment — 1.6%
Electronic Arts, Inc.	165,310	24,184,853
Liberty Media Corp.-Liberty Formula One, Class C(a)	132,055	12,236,216
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	1,194,040
Liberty Media Corp.-Liberty Live, Class A(a)	13,217	879,724
Liberty Media Corp.-Liberty Live, Class C(a)(b)	29,820	2,029,549
Live Nation Entertainment, Inc.(a)	100,007	12,950,907
Madison Square Garden Sports Corp., Class A(a)	12,427	2,804,525
Netflix, Inc.(a)	267,765	238,664,300
Playtika Holding Corp.	58,799	408,065
ROBLOX Corp., Class A(a)	321,520	18,603,147
Roku, Inc., Class A(a)	78,353	5,824,762
Spotify Technology SA(a)	91,947	41,135,249
Take-Two Interactive Software, Inc.(a)	107,628	19,812,162
TKO Group Holdings, Inc., Class A(a)	49,323	7,009,292
Walt Disney Co.	1,136,388	126,536,804
Warner Bros Discovery, Inc., Class A(a)	1,518,285	16,048,272
		530,321,867
Financial Services — 4.2%
Affirm Holdings, Inc., Class A(a)(b)	148,195	9,025,076
Apollo Global Management, Inc.(b)	326,422	53,911,858
Berkshire Hathaway, Inc., Class B(a)	1,145,486	519,225,894
Block, Inc., Class A(a)	347,482	29,532,495
Corpay, Inc.(a)	42,205	14,283,016
Equitable Holdings, Inc.	205,045	9,671,973
Security	Shares	Value
Financial Services (continued)
Euronet Worldwide, Inc.(a)	27,525	$ 2,830,671
Fidelity National Information Services, Inc.	341,635	27,593,859
Fiserv, Inc.(a)	354,365	72,793,658
Global Payments, Inc.	158,556	17,767,785
Jack Henry & Associates, Inc.(b)	45,818	8,031,895
Mastercard, Inc., Class A	510,315	268,716,570
MGIC Investment Corp.(b)	166,611	3,950,347
PayPal Holdings, Inc.(a)	627,429	53,551,065
Rocket Cos., Inc., Class A(a)(b)	99,097	1,115,832
Shift4 Payments, Inc., Class A(a)(b)	38,821	4,028,843
Toast, Inc., Class A(a)	283,322	10,327,087
UWM Holdings Corp., Class A(b)	64,344	377,699
Visa, Inc., Class A(b)	985,995	311,613,860
Voya Financial, Inc.	61,485	4,232,013
Western Union Co.	182,073	1,929,974
WEX, Inc.(a)	26,123	4,579,884
		1,429,091,354
Food Products — 0.6%
Archer-Daniels-Midland Co.(b)	302,437	15,279,117
Bunge Global SA	87,591	6,811,076
Conagra Brands, Inc.(b)	303,525	8,422,819
Darling Ingredients, Inc.(a)	103,764	3,495,809
Flowers Foods, Inc.	116,150	2,399,659
Freshpet, Inc.(a)	28,258	4,185,292
General Mills, Inc.	349,175	22,266,890
Hershey Co.(b)	92,327	15,635,578
Hormel Foods Corp.(b)	176,832	5,547,220
Ingredion, Inc.(b)	40,288	5,542,017
J.M. Smucker Co.	64,197	7,069,374
Kellanova	166,443	13,476,890
Kraft Heinz Co.(b)	552,011	16,952,258
Lamb Weston Holdings, Inc.(b)	86,929	5,809,465
McCormick & Co., Inc.	157,558	12,012,222
Mondelez International, Inc., Class A	837,962	50,051,470
Pilgrim’s Pride Corp.(a)(b)	28,135	1,277,048
Post Holdings, Inc.(a)	28,627	3,276,646
Seaboard Corp.	115	279,411
The Campbell’s Co.(b)	120,490	5,046,121
Tyson Foods, Inc., Class A	176,134	10,117,137
		214,953,519
Gas Utilities(b) — 0.1%
Atmos Energy Corp.	95,117	13,246,945
MDU Resources Group, Inc.	135,166	2,435,691
National Fuel Gas Co.	56,125	3,405,665
UGI Corp.	135,489	3,824,854
		22,913,155
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)(b)	9,824	791,913
CSX Corp.(b)	1,205,954	38,916,136
JB Hunt Transport Services, Inc.	50,081	8,546,823
Knight-Swift Transportation Holdings, Inc.	97,770	5,185,721
Landstar System, Inc.	23,089	3,968,076
Lyft, Inc., Class A(a)	233,757	3,015,465
Norfolk Southern Corp.	141,387	33,183,529
Old Dominion Freight Line, Inc.	120,994	21,343,342
Ryder System, Inc.	26,704	4,188,789
Saia, Inc.(a)	16,686	7,604,311
Schneider National, Inc., Class B(b)	26,348	771,469
Uber Technologies, Inc.(a)	1,270,607	76,643,014
U-Haul Holding Co.(a)	5,406	373,501
20
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co., Series N(b)	60,979	$ 3,905,705
Union Pacific Corp.(b)	381,762	87,057,006
XPO, Inc.(a)(b)	72,693	9,533,687
		305,028,487
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories(b)	1,082,422	122,432,753
Align Technology, Inc.(a)	46,888	9,776,617
Baxter International, Inc.(b)	323,246	9,425,853
Becton Dickinson & Co.	180,891	41,038,741
Boston Scientific Corp.(a)	919,131	82,096,781
Cooper Cos., Inc.(a)	122,861	11,294,612
DENTSPLY SIRONA, Inc.	127,988	2,429,212
Dexcom, Inc.(a)	244,058	18,980,391
Edwards Lifesciences Corp.(a)	373,972	27,685,147
Enovis Corp.(a)	34,315	1,505,742
Envista Holdings Corp.(a)(b)	105,055	2,026,511
GE HealthCare Technologies, Inc.(a)	285,947	22,355,337
Globus Medical, Inc., Class A(a)	68,668	5,679,530
Hologic, Inc.(a)	145,681	10,502,143
IDEXX Laboratories, Inc.(a)	50,840	21,019,290
Inspire Medical Systems, Inc.(a)(b)	18,737	3,473,465
Insulet Corp.(a)	44,338	11,575,322
Intuitive Surgical, Inc.(a)	221,077	115,393,351
Masimo Corp.(a)	26,377	4,360,118
Medtronic PLC	803,289	64,166,725
Penumbra, Inc.(a)	22,730	5,397,921
QuidelOrtho Corp.(a)(b)	35,545	1,583,530
ResMed, Inc.(b)	90,845	20,775,343
Solventum Corp.(a)	85,799	5,667,882
STERIS PLC	61,647	12,672,157
Stryker Corp.(b)	226,447	81,532,242
Teleflex, Inc.	28,936	5,150,029
Zimmer Biomet Holdings, Inc.	123,910	13,088,613
		733,085,358
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)	59,878	2,374,163
Amedisys, Inc.(a)	18,589	1,687,695
Cardinal Health, Inc.	151,764	17,949,128
Cencora, Inc.(b)	103,893	23,342,679
Centene Corp.(a)	315,698	19,124,985
Chemed Corp.	9,291	4,922,372
Cigna Group	171,036	47,229,881
CVS Health Corp.	789,308	35,432,036
DaVita, Inc.(a)(b)	29,484	4,409,332
Elevance Health, Inc.	145,504	53,676,426
Encompass Health Corp.(b)	62,846	5,803,828
HCA Healthcare, Inc.	115,824	34,764,574
Henry Schein, Inc.(a)	77,594	5,369,505
Humana, Inc.(b)	75,206	19,080,514
Labcorp Holdings, Inc.	52,926	12,136,990
McKesson Corp.	81,165	46,256,745
Molina Healthcare, Inc.(a)	35,455	10,319,178
Premier, Inc., Class A(b)	58,066	1,230,999
Quest Diagnostics, Inc.(b)	69,998	10,559,898
Tenet Healthcare Corp.(a)	60,828	7,678,319
UnitedHealth Group, Inc.	575,523	291,134,065
Universal Health Services, Inc., Class B	35,889	6,439,204
		660,922,516
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	109,021	10,634,999
Security	Shares	Value
Health Care REITs (continued)
Healthcare Realty Trust, Inc.(b)	216,683	$ 3,672,777
Healthpeak Properties, Inc.	433,090	8,778,734
Medical Properties Trust, Inc.(b)	386,511	1,526,718
Omega Healthcare Investors, Inc.(b)	157,327	5,954,827
Ventas, Inc.	255,785	15,063,179
Welltower, Inc.	382,883	48,254,744
		93,885,978
Health Care Technology(a) — 0.1%
Certara, Inc.	72,883	776,204
Doximity, Inc., Class A	76,366	4,077,181
Veeva Systems, Inc., Class A	92,045	19,352,461
		24,205,846
Hotel & Resort REITs(b) — 0.0%
Host Hotels & Resorts, Inc.	446,844	7,828,707
Park Hotels & Resorts, Inc.	137,179	1,930,108
		9,758,815
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	273,472	35,936,956
Aramark	164,077	6,121,713
Booking Holdings, Inc.	20,717	102,930,757
Boyd Gaming Corp.(b)	42,422	3,077,292
Caesars Entertainment, Inc.(a)	136,557	4,563,735
Carnival Corp.(a)	630,708	15,717,243
Cava Group, Inc.(a)	47,109	5,313,895
Chipotle Mexican Grill, Inc.(a)	854,715	51,539,315
Choice Hotels International, Inc.(b)	17,682	2,510,490
Churchill Downs, Inc.(b)	42,701	5,702,292
Darden Restaurants, Inc.(b)	73,295	13,683,444
Domino’s Pizza, Inc.(b)	21,856	9,174,275
DoorDash, Inc., Class A(a)	220,238	36,944,925
DraftKings, Inc., Class A(a)	282,549	10,510,823
Dutch Bros, Inc., Class A(a)	65,799	3,446,552
Expedia Group, Inc.(a)	77,662	14,470,760
Hilton Worldwide Holdings, Inc.	149,841	37,034,702
Hyatt Hotels Corp., Class A	25,641	4,025,124
Las Vegas Sands Corp.(b)	217,911	11,191,909
Light & Wonder, Inc., Class A(a)	54,672	4,722,567
Marriott International, Inc., Class A(b)	143,517	40,032,632
Marriott Vacations Worldwide Corp.(b)	21,045	1,889,841
McDonald’s Corp.	450,914	130,715,459
MGM Resorts International(a)(b)	140,302	4,861,464
Norwegian Cruise Line Holdings Ltd.(a)	270,870	6,969,485
Penn Entertainment, Inc.(a)(b)	102,537	2,032,283
Planet Fitness, Inc., Class A(a)	54,688	5,407,003
Royal Caribbean Cruises Ltd.(b)	148,296	34,210,404
Starbucks Corp.(b)	709,030	64,698,987
Texas Roadhouse, Inc.	41,836	7,548,469
Travel & Leisure Co.(b)	43,012	2,169,955
Vail Resorts, Inc.(b)	22,998	4,310,975
Wendy’s Co.	117,565	1,916,310
Wingstop, Inc.	18,458	5,245,764
Wyndham Hotels & Resorts, Inc.	47,379	4,775,329
Wynn Resorts Ltd.	65,062	5,605,742
Yum! Brands, Inc.(b)	176,252	23,645,968
		724,654,839
Household Durables — 0.4%
D.R. Horton, Inc.(b)	182,526	25,520,785
Garmin Ltd.	96,310	19,864,901
Leggett & Platt, Inc.	87,296	838,042
Lennar Corp., Class A(b)	147,120	20,062,754
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Lennar Corp., Class B(b)	6,036	$ 797,657
Mohawk Industries, Inc.(a)	34,037	4,054,828
Newell Brands, Inc.	249,880	2,488,805
NVR, Inc.(a)	1,822	14,901,956
PulteGroup, Inc.	127,558	13,891,066
SharkNinja, Inc.(a)(b)	43,018	4,188,232
Tempur Sealy International, Inc.(b)	103,668	5,876,939
Toll Brothers, Inc.(b)	62,524	7,874,898
TopBuild Corp.(a)	18,831	5,862,844
Whirlpool Corp.(b)	33,148	3,794,783
		130,018,490
Household Products — 1.0%
Church & Dwight Co., Inc.(b)	154,391	16,166,282
Clorox Co.	77,647	12,610,649
Colgate-Palmolive Co.	508,490	46,226,826
Kimberly-Clark Corp.	210,390	27,569,506
Procter & Gamble Co.	1,476,651	247,560,540
Reynolds Consumer Products, Inc.(b)	33,158	894,934
Spectrum Brands Holdings, Inc.	19,048	1,609,365
		352,638,102
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(b)	439,137	5,651,693
Brookfield Renewable Corp.(b)	91,361	2,527,046
Clearway Energy, Inc., Class A	22,840	558,438
Clearway Energy, Inc., Class C(b)	53,375	1,387,750
Vistra Corp.	212,229	29,260,012
		39,384,939
Industrial Conglomerates — 0.4%
3M Co.	340,274	43,925,971
Honeywell International, Inc.(b)	407,788	92,115,231
		136,041,202
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	181,695	3,888,273
EastGroup Properties, Inc.(b)	31,006	4,976,153
First Industrial Realty Trust, Inc.	80,415	4,031,204
Lineage, Inc.(b)	40,725	2,385,263
Prologis, Inc.(b)	578,217	61,117,537
Rexford Industrial Realty, Inc.(b)	135,351	5,232,670
STAG Industrial, Inc.	117,012	3,957,346
		85,588,446
Insurance — 2.2%
Aflac, Inc.(b)	349,059	36,106,663
Allstate Corp.	164,321	31,679,446
American Financial Group, Inc.	45,521	6,233,191
American International Group, Inc.(b)	406,402	29,586,066
Aon PLC, Class A(b)	122,833	44,116,700
Arch Capital Group Ltd.(b)	225,328	20,809,041
Arthur J Gallagher & Co.(b)	153,792	43,653,859
Assurant, Inc.	33,190	7,076,772
Assured Guaranty Ltd.(b)	32,011	2,881,310
Axis Capital Holdings Ltd.	48,820	4,326,428
Brighthouse Financial, Inc.(a)	36,662	1,761,242
Brown & Brown, Inc.(b)	149,382	15,239,952
Chubb Ltd.(b)	253,177	69,952,805
Cincinnati Financial Corp.(b)	97,272	13,977,986
CNA Financial Corp.	11,322	547,645
Everest Group Ltd.	27,016	9,792,219
Fidelity National Financial, Inc., Class A	166,043	9,321,654
First American Financial Corp.	61,946	3,867,908
Security	Shares	Value
Insurance (continued)
Globe Life, Inc.	54,386	$ 6,065,127
Hanover Insurance Group, Inc.(b)	22,509	3,481,242
Hartford Financial Services Group, Inc.	181,068	19,808,839
Kemper Corp.	36,911	2,452,367
Kinsale Capital Group, Inc.(b)	14,016	6,519,262
Lincoln National Corp.	108,430	3,438,315
Loews Corp.	111,949	9,480,961
Markel Group, Inc.(a)	7,923	13,676,920
Marsh & McLennan Cos., Inc.	308,522	65,533,158
MetLife, Inc.(b)	368,082	30,138,554
Old Republic International Corp.	145,295	5,258,226
Primerica, Inc.	20,816	5,649,879
Principal Financial Group, Inc.(b)	141,933	10,987,034
Progressive Corp.	365,801	87,649,578
Prudential Financial, Inc.(b)	224,850	26,651,470
Reinsurance Group of America, Inc.(b)	41,160	8,793,011
RenaissanceRe Holdings Ltd.(b)	32,345	8,047,759
RLI Corp.(b)	26,146	4,309,645
Ryan Specialty Holdings, Inc., Class A(b)	61,912	3,972,274
Travelers Cos., Inc.	142,940	34,432,817
Unum Group(b)	106,257	7,759,949
W.R. Berkley Corp.	184,923	10,821,694
White Mountains Insurance Group Ltd.(b)	1,550	3,014,843
Willis Towers Watson PLC(b)	62,990	19,730,988
		748,604,799
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	3,678,494	696,338,914
Alphabet, Inc., Class C	3,036,861	578,339,809
IAC, Inc.(a)	45,342	1,956,054
Match Group, Inc.(a)(b)	166,492	5,445,953
Meta Platforms, Inc., Class A	1,371,221	802,863,608
Pinterest, Inc., Class A(a)	375,311	10,884,019
TripAdvisor, Inc.(a)	69,707	1,029,572
Trump Media & Technology Group Corp., Class A(a)(b)	37,898	1,292,322
ZoomInfo Technologies, Inc., Class A(a)(b)	205,582	2,160,667
		2,100,310,918
IT Services — 1.3%
Accenture PLC, Class A	392,665	138,135,620
Akamai Technologies, Inc.(a)	94,684	9,056,525
Amdocs Ltd.(b)	70,103	5,968,569
Cloudflare, Inc., Class A(a)	187,289	20,167,280
Cognizant Technology Solutions Corp., Class A(b)	311,350	23,942,815
DXC Technology Co.(a)	114,561	2,288,929
EPAM Systems, Inc.(a)	33,859	7,916,911
Gartner, Inc.(a)	47,145	22,840,338
Globant SA(a)(b)	26,877	5,762,966
GoDaddy, Inc., Class A(a)	87,448	17,259,612
International Business Machines Corp.(b)	574,090	126,202,205
Kyndryl Holdings, Inc.(a)	140,016	4,844,554
MongoDB, Inc., Class A(a)	45,441	10,579,119
Okta, Inc., Class A(a)	100,989	7,957,933
Snowflake, Inc., Class A(a)	197,777	30,538,747
Twilio, Inc., Class A(a)	95,677	10,340,770
VeriSign, Inc.(a)	52,065	10,775,372
		454,578,265
Leisure Products — 0.0%
Brunswick Corp.(b)	42,261	2,733,442
Hasbro, Inc.	85,918	4,803,675
22
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Mattel, Inc.(a)	219,185	$ 3,886,150
Polaris, Inc.(b)	31,251	1,800,683
YETI Holdings, Inc.(a)	55,061	2,120,399
		15,344,349
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(a)	61,186	878,631
Agilent Technologies, Inc.	179,641	24,132,972
Avantor, Inc.(a)(b)	427,790	9,013,535
Azenta, Inc.(a)(b)	30,848	1,542,400
Bio-Rad Laboratories, Inc., Class A(a)	11,512	3,781,807
Bio-Techne Corp.	97,727	7,039,276
Bruker Corp.	65,920	3,864,230
Charles River Laboratories International, Inc.(a)	32,638	6,024,975
Danaher Corp.(b)	403,934	92,723,050
Fortrea Holdings, Inc.(a)	57,757	1,077,168
Illumina, Inc.(a)	99,187	13,254,359
IQVIA Holdings, Inc.(a)	112,720	22,150,607
Medpace Holdings, Inc.(a)	15,667	5,205,048
Mettler-Toledo International, Inc.(a)	13,386	16,380,181
QIAGEN NV	142,210	6,332,611
Repligen Corp.(a)	34,748	5,001,627
Revvity, Inc.(b)	75,779	8,457,694
Sotera Health Co.(a)	89,715	1,227,301
Thermo Fisher Scientific, Inc.	238,979	124,324,045
Waters Corp.(a)	36,756	13,635,741
West Pharmaceutical Services, Inc.	45,937	15,047,124
		381,094,382
Machinery — 1.7%
AGCO Corp.(b)	38,463	3,595,521
Allison Transmission Holdings, Inc.	52,860	5,712,052
Caterpillar, Inc.	305,983	110,998,393
CNH Industrial NV(b)	539,356	6,110,904
Crane Co.	30,844	4,680,577
Cummins, Inc.	85,465	29,793,099
Deere & Co.	157,805	66,861,979
Donaldson Co., Inc.	76,992	5,185,411
Dover Corp.	85,239	15,990,836
Esab Corp.(b)	36,615	4,391,603
Flowserve Corp.	83,902	4,826,043
Fortive Corp.	216,925	16,269,375
Gates Industrial Corp. PLC(a)	136,039	2,798,322
Graco, Inc.	105,425	8,886,273
IDEX Corp.(b)	48,221	10,092,173
Illinois Tool Works, Inc.(b)	183,138	46,436,471
Ingersoll Rand, Inc.	252,449	22,836,537
ITT, Inc.	50,811	7,259,876
Lincoln Electric Holdings, Inc.	34,959	6,553,764
Middleby Corp.(a)	32,988	4,468,225
Nordson Corp.	34,797	7,280,924
Oshkosh Corp.(b)	42,070	3,999,595
Otis Worldwide Corp.	249,676	23,122,494
PACCAR, Inc.(b)	321,772	33,470,723
Parker-Hannifin Corp.	80,041	50,908,477
Pentair PLC	102,312	10,296,680
RBC Bearings, Inc.(a)	18,422	5,510,757
Snap-on, Inc.(b)	32,115	10,902,400
Stanley Black & Decker, Inc.	96,999	7,788,050
Timken Co.(b)	42,879	3,060,274
Security	Shares	Value
Machinery (continued)
Toro Co.	64,603	$ 5,174,700
Westinghouse Air Brake Technologies Corp.	106,630	20,215,982
Xylem, Inc./New York(b)	150,506	17,461,706
		582,940,196
Marine Transportation — 0.0%
Kirby Corp.(a)	37,673	3,985,803
Media — 0.6%
Charter Communications, Inc., Class A(a)	58,592	20,083,580
Comcast Corp., Class A	2,374,964	89,132,399
Fox Corp., Class A(b)	138,322	6,719,683
Fox Corp., Class B	82,913	3,792,441
Interpublic Group of Cos., Inc.(b)	227,607	6,377,548
Liberty Broadband Corp., Class A(a)	10,629	790,372
Liberty Broadband Corp., Class C(a)	71,003	5,308,184
New York Times Co., Class A	100,598	5,236,126
News Corp., Class A	243,279	6,699,904
News Corp., Class B(b)	72,414	2,203,558
Nexstar Media Group, Inc., Class A(b)	19,974	3,155,293
Omnicom Group, Inc.(b)	122,463	10,536,716
Paramount Global, Class A(b)	7,797	173,873
Paramount Global, Class B(b)	371,785	3,888,871
Sirius XM Holdings, Inc.(b)	134,564	3,068,059
Trade Desk, Inc., Class A(a)	280,621	32,981,386
		200,147,993
Metals & Mining — 0.4%
Alcoa Corp.	152,635	5,766,550
ATI, Inc.(a)	80,197	4,414,043
Cleveland-Cliffs, Inc.(a)	297,205	2,793,727
Freeport-McMoRan, Inc.	895,442	34,098,431
MP Materials Corp., Class A(a)(b)	78,767	1,228,765
Newmont Corp.	712,999	26,537,823
Nucor Corp.(b)	148,291	17,307,043
Reliance, Inc.	33,658	9,062,753
Royal Gold, Inc.(b)	40,627	5,356,670
Southern Copper Corp.(b)	55,376	5,046,415
Steel Dynamics, Inc.(b)	90,812	10,358,925
U.S. Steel Corp.(b)	145,066	4,930,793
		126,901,938
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	455,887	4,198,719
Annaly Capital Management, Inc.	325,377	5,954,399
Rithm Capital Corp.	317,470	3,438,200
Starwood Property Trust, Inc.	195,321	3,701,333
		17,292,651
Multi-Utilities — 0.6%
Ameren Corp.	168,038	14,978,907
CenterPoint Energy, Inc.(b)	406,761	12,906,527
CMS Energy Corp.(b)	187,800	12,516,870
Consolidated Edison, Inc.(b)	216,067	19,279,658
Dominion Energy, Inc.(b)	524,268	28,237,075
DTE Energy Co.	129,312	15,614,424
NiSource, Inc.	285,491	10,494,649
Public Service Enterprise Group, Inc.(b)	311,937	26,355,557
Sempra	396,324	34,765,541
WEC Energy Group, Inc.(b)	197,195	18,544,218
		193,693,426
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs(b) — 0.1%
BXP, Inc.	100,149	$ 7,447,080
Cousins Properties, Inc.	97,224	2,978,943
Highwoods Properties, Inc.	69,806	2,134,668
Kilroy Realty Corp.	71,140	2,877,613
Vornado Realty Trust	113,507	4,771,834
		20,210,138
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.(b)	213,309	3,218,833
Antero Resources Corp.(a)	184,466	6,465,533
APA Corp.(b)	225,814	5,214,045
Cheniere Energy, Inc.(b)	139,736	30,025,074
Chesapeake Energy Corp.	143,040	14,239,632
Chevron Corp.(b)	1,078,208	156,167,647
Chord Energy Corp.(b)	40,162	4,695,741
Civitas Resources, Inc.	64,953	2,979,394
ConocoPhillips	809,798	80,307,668
Coterra Energy, Inc.	454,740	11,614,060
Devon Energy Corp.	387,336	12,677,507
Diamondback Energy, Inc.(b)	117,290	19,215,621
DT Midstream, Inc.(a)(b)	62,203	6,184,844
EOG Resources, Inc.	355,868	43,622,299
EQT Corp.	366,258	16,888,156
Exxon Mobil Corp.	2,808,569	302,117,767
Hess Corp.	174,755	23,244,163
HF Sinclair Corp.	97,561	3,419,513
Kinder Morgan, Inc.(b)	1,212,700	33,227,980
Marathon Petroleum Corp.(b)	209,324	29,200,698
Matador Resources Co.(b)	76,398	4,298,152
New Fortress Energy, Inc., Class A(b)	44,774	676,983
Occidental Petroleum Corp.	423,416	20,920,985
ONEOK, Inc.(b)	365,022	36,648,209
Ovintiv, Inc.	168,765	6,834,983
Permian Resources Corp., Class A	410,188	5,898,503
Phillips 66(b)	258,238	29,421,055
Range Resources Corp.(b)	147,190	5,295,896
Targa Resources Corp.	135,315	24,153,728
Texas Pacific Land Corp.(b)	11,745	12,989,500
Valero Energy Corp.	197,467	24,207,480
Viper Energy, Inc., Class A(b)	66,973	3,286,365
Williams Cos., Inc.	761,318	41,202,530
		1,020,560,544
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	40,981	4,243,583
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	77,613	5,025,442
American Airlines Group, Inc.(a)(b)	408,133	7,113,758
Delta Air Lines, Inc.(b)	402,937	24,377,689
Southwest Airlines Co.(b)	372,781	12,532,897
United Airlines Holdings, Inc.(a)	203,943	19,802,865
		68,852,651
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	80,192	6,041,665
Coty, Inc., Class A(a)	222,350	1,547,556
elf Beauty, Inc.(a)(b)	34,390	4,317,664
Estee Lauder Cos., Inc., Class A	144,591	10,841,433
Kenvue, Inc.(b)	1,195,253	25,518,652
		48,266,970
Security	Shares	Value
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.(b)	1,269,281	$ 71,790,533
Elanco Animal Health, Inc.(a)	322,932	3,910,707
Eli Lilly & Co.	501,005	386,775,860
Intra-Cellular Therapies, Inc.(a)	62,863	5,250,318
Jazz Pharmaceuticals PLC(a)(b)	38,187	4,702,729
Johnson & Johnson	1,509,629	218,322,546
Merck & Co., Inc.	1,586,852	157,860,037
Organon & Co.(b)	152,206	2,270,914
Perrigo Co. PLC	90,368	2,323,361
Pfizer, Inc.	3,547,997	94,128,360
Royalty Pharma PLC, Class A(b)	244,066	6,226,124
Viatris, Inc.	742,002	9,237,925
Zoetis, Inc., Class A(b)	286,182	46,627,633
		1,009,427,047
Professional Services — 0.8%
Amentum Holdings, Inc.(a)	81,034	1,704,145
Automatic Data Processing, Inc.	257,230	75,298,938
Booz Allen Hamilton Holding Corp., Class A	78,867	10,150,183
Broadridge Financial Solutions, Inc.(b)	72,828	16,465,682
CACI International, Inc., Class A(a)	13,692	5,532,390
Clarivate PLC(a)(b)	255,993	1,300,444
Concentrix Corp.(b)	30,351	1,313,288
Dayforce, Inc.(a)(b)	92,562	6,723,704
Dun & Bradstreet Holdings, Inc.(b)	189,122	2,356,460
Equifax, Inc.	76,654	19,535,272
FTI Consulting, Inc.(a)	21,439	4,097,636
Genpact Ltd.(b)	107,480	4,616,266
Jacobs Solutions, Inc.	78,541	10,494,648
KBR, Inc.	85,781	4,969,293
Leidos Holdings, Inc.	82,809	11,929,465
ManpowerGroup, Inc.	31,447	1,815,121
Parsons Corp.(a)	29,734	2,742,961
Paychex, Inc.(b)	201,176	28,208,899
Paycom Software, Inc.	32,225	6,605,158
Paycor HCM, Inc.(a)	42,568	790,488
Paylocity Holding Corp.(a)	28,167	5,618,471
Robert Half, Inc.(b)	62,376	4,395,013
Science Applications International Corp.	29,833	3,334,733
SS&C Technologies Holdings, Inc.(b)	133,704	10,132,089
TransUnion	120,763	11,195,938
Verisk Analytics, Inc.	88,141	24,276,676
		275,603,361
Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	191,341	25,121,160
CoStar Group, Inc.	252,950	18,108,690
Howard Hughes Holdings, Inc.(b)	21,687	1,668,164
Jones Lang LaSalle, Inc.	29,823	7,549,394
Seaport Entertainment Group, Inc.	5,462	152,663
Zillow Group, Inc., Class A(b)	30,566	2,165,601
Zillow Group, Inc., Class C(b)	95,191	7,048,894
		61,814,566
Residential REITs — 0.3%
American Homes 4 Rent, Class A	209,483	7,838,854
AvalonBay Communities, Inc.(b)	88,511	19,469,765
Camden Property Trust	65,471	7,597,255
Equity LifeStyle Properties, Inc.	116,868	7,783,409
Equity Residential	235,021	16,865,107
Essex Property Trust, Inc.	39,990	11,414,745
Invitation Homes, Inc.	384,714	12,299,306
24
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	72,385	$ 11,188,549
Sun Communities, Inc.	78,810	9,691,266
UDR, Inc.	203,143	8,818,438
		112,966,694
Retail REITs — 0.3%
Agree Realty Corp.	63,290	4,458,781
Brixmor Property Group, Inc.	188,991	5,261,509
Federal Realty Investment Trust	52,155	5,838,752
Kimco Realty Corp.	406,607	9,526,802
NNN REIT, Inc.(b)	118,800	4,852,980
Realty Income Corp.(b)	545,220	29,120,200
Regency Centers Corp.	114,835	8,489,752
Simon Property Group, Inc.	202,381	34,852,032
		102,400,808
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.(a)	1,007,398	121,683,604
Allegro MicroSystems, Inc.(a)	81,181	1,774,617
Amkor Technology, Inc.(b)	73,275	1,882,435
Analog Devices, Inc.	310,064	65,876,198
Applied Materials, Inc.(b)	520,637	84,671,195
Astera Labs, Inc.(a)	68,747	9,105,540
Broadcom, Inc.	2,845,650	659,735,496
Cirrus Logic, Inc.(a)	33,462	3,332,146
Enphase Energy, Inc.(a)(b)	82,146	5,641,787
Entegris, Inc.(b)	92,773	9,190,093
First Solar, Inc.(a)	66,412	11,704,451
GLOBALFOUNDRIES, Inc.(a)(b)	64,640	2,773,702
Intel Corp.	2,666,704	53,467,415
KLA Corp.	84,285	53,109,664
Lam Research Corp.	804,380	58,100,367
Lattice Semiconductor Corp.(a)(b)	85,374	4,836,437
MACOM Technology Solutions Holdings, Inc., Class H(a)	36,257	4,710,147
Marvell Technology, Inc.	536,123	59,214,785
Microchip Technology, Inc.	330,807	18,971,782
Micron Technology, Inc.(b)	689,819	58,055,167
MKS Instruments, Inc.(b)	40,509	4,228,735
Monolithic Power Systems, Inc.(b)	29,236	17,298,941
NVIDIA Corp.	14,645,302	1,966,717,606
ON Semiconductor Corp.(a)	265,770	16,756,799
Onto Innovation, Inc.(a)	29,823	4,970,599
Qorvo, Inc.(a)	60,117	4,203,982
QUALCOMM, Inc.	698,836	107,355,186
Skyworks Solutions, Inc.(b)	101,572	9,007,405
Teradyne, Inc.	97,790	12,313,717
Texas Instruments, Inc.	569,599	106,805,509
Universal Display Corp.(b)	28,602	4,181,612
Wolfspeed, Inc.(a)(b)	80,018	532,920
		3,542,210,039
Software — 10.3%
Adobe, Inc.(a)	277,459	123,380,468
ANSYS, Inc.(a)	55,171	18,610,833
Appfolio, Inc., Class A(a)	14,289	3,525,382
AppLovin Corp., Class A(a)	164,056	53,126,255
Aspen Technology, Inc.(a)	17,418	4,348,055
Atlassian Corp., Class A(a)	99,650	24,252,817
Autodesk, Inc.(a)	134,783	39,837,811
Bentley Systems, Inc., Class B(b)	91,082	4,253,529
Bill Holdings, Inc.(a)	63,681	5,394,418
Cadence Design Systems, Inc.(a)	170,538	51,239,848
Security	Shares	Value
Software (continued)
CCC Intelligent Solutions Holdings, Inc.(a)(b)	293,045	$ 3,437,418
Confluent, Inc., Class A(a)	158,918	4,443,347
Crowdstrike Holdings, Inc., Class A(a)	144,051	49,288,490
Datadog, Inc., Class A(a)(b)	186,661	26,671,990
DocuSign, Inc.(a)	129,115	11,612,603
Dolby Laboratories, Inc., Class A	38,321	2,992,870
DoubleVerify Holdings, Inc.(a)	93,379	1,793,811
Dropbox, Inc., Class A(a)	144,818	4,350,333
Dynatrace, Inc.(a)	182,359	9,911,212
Elastic NV(a)	51,304	5,083,200
Fair Isaac Corp.(a)	14,839	29,543,410
Five9, Inc.(a)(b)	48,260	1,961,286
Fortinet, Inc.(a)	394,828	37,303,349
Gen Digital, Inc.	337,767	9,248,060
Gitlab, Inc., Class A(a)	77,893	4,389,271
Guidewire Software, Inc.(a)	51,388	8,662,989
HashiCorp, Inc., Class A(a)	93,235	3,189,569
HubSpot, Inc.(a)	30,541	21,280,053
Informatica, Inc., Class A(a)(b)	46,751	1,212,253
Intuit, Inc.	170,875	107,394,938
Manhattan Associates, Inc.(a)(b)	38,303	10,351,003
Microsoft Corp.	4,654,179	1,961,736,449
MicroStrategy, Inc., Class A(a)(b)	102,987	29,827,095
nCino, Inc.(a)	54,251	1,821,749
Nutanix, Inc., Class A(a)	155,929	9,539,736
Oracle Corp.(b)	982,950	163,798,788
Palantir Technologies, Inc., Class A(a)	1,258,592	95,187,313
Palo Alto Networks, Inc.(a)(b)	404,850	73,666,506
Pegasystems, Inc.(b)	29,753	2,772,980
Procore Technologies, Inc.(a)	64,894	4,862,507
PTC, Inc.(a)	74,044	13,614,470
RingCentral, Inc., Class A(a)(b)	55,109	1,929,366
Roper Technologies, Inc.	66,805	34,728,579
Salesforce, Inc.	578,313	193,347,385
SentinelOne, Inc., Class A(a)	169,110	3,754,242
ServiceNow, Inc.(a)	128,490	136,214,819
Smartsheet, Inc., Class A(a)	82,089	4,599,447
Synopsys, Inc.(a)	95,215	46,213,552
Teradata Corp.(a)	58,692	1,828,256
Tyler Technologies, Inc.(a)	26,319	15,176,588
UiPath, Inc., Class A(a)	266,803	3,391,066
Unity Software, Inc.(a)(b)	181,627	4,081,159
Workday, Inc., Class A(a)	132,406	34,164,720
Zoom Communications, Inc., Class A(a)	164,928	13,459,774
Zscaler, Inc.(a)	57,528	10,378,627
		3,542,186,044
Specialized REITs — 0.9%
American Tower Corp.	292,128	53,579,197
Crown Castle, Inc.	271,190	24,613,205
CubeSmart(b)	140,970	6,040,565
Digital Realty Trust, Inc.	205,051	36,361,694
EPR Properties(b)	50,315	2,227,948
Equinix, Inc.	60,210	56,771,407
Extra Space Storage, Inc.	130,472	19,518,611
Gaming & Leisure Properties, Inc.	167,315	8,057,890
Iron Mountain, Inc.(b)	181,575	19,085,348
Lamar Advertising Co., Class A(b)	54,527	6,638,117
National Storage Affiliates Trust(b)	46,552	1,764,786
Public Storage(b)	98,928	29,623,000
Rayonier, Inc.(b)	91,664	2,392,430
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
SBA Communications Corp.	67,755	$ 13,808,469
VICI Properties, Inc.(b)	650,057	18,988,165
Weyerhaeuser Co.(b)	460,998	12,977,094
		312,447,926
Specialty Retail — 2.0%
Advance Auto Parts, Inc.(b)	38,621	1,826,387
AutoNation, Inc.(a)	16,753	2,845,329
AutoZone, Inc.(a)	10,557	33,803,514
Bath & Body Works, Inc.	140,102	5,431,755
Best Buy Co., Inc.(b)	134,006	11,497,715
Burlington Stores, Inc.(a)	39,996	11,401,260
CarMax, Inc.(a)(b)	99,182	8,109,120
Carvana Co., Class A(a)	68,471	13,924,263
Dick’s Sporting Goods, Inc.(b)	35,301	8,078,281
Five Below, Inc.(a)	32,995	3,463,155
Floor & Decor Holdings, Inc., Class A(a)	64,507	6,431,348
GameStop Corp., Class A(a)	235,785	7,389,502
Gap, Inc.	121,676	2,875,204
Home Depot, Inc.	620,738	241,460,875
Lithia Motors, Inc., Class A(b)	16,057	5,739,253
Lowe’s Cos., Inc.(b)	358,307	88,430,168
Murphy USA, Inc.	11,563	5,801,735
O’Reilly Automotive, Inc.(a)	36,180	42,902,244
Penske Automotive Group, Inc.	10,794	1,645,437
RH(a)(b)	9,168	3,608,433
Ross Stores, Inc.	203,629	30,802,959
TJX Cos., Inc.	709,092	85,665,404
Tractor Supply Co.(b)	336,135	17,835,323
Ulta Beauty, Inc.(a)	29,390	12,782,593
Valvoline, Inc.(a)(b)	82,639	2,989,879
Wayfair, Inc., Class A(a)(b)	60,688	2,689,692
Williams-Sonoma, Inc.(b)	78,257	14,491,631
		673,922,459
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.(b)	8,957,428	2,243,119,120
Dell Technologies, Inc., Class C(b)	169,676	19,553,462
Hewlett Packard Enterprise Co.(b)	821,887	17,547,287
HP, Inc.	602,561	19,661,565
NetApp, Inc.(b)	130,596	15,159,584
Pure Storage, Inc., Class A(a)	191,039	11,735,526
Super Micro Computer, Inc.(a)	306,047	9,328,313
Western Digital Corp.(a)(b)	205,543	12,256,529
		2,348,361,386
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	37,689	1,053,784
Birkenstock Holding PLC(a)(b)	25,819	1,462,905
Capri Holdings Ltd.(a)	79,938	1,683,494
Carter’s, Inc.(b)	23,015	1,247,183
Columbia Sportswear Co.(b)	19,408	1,628,913
Crocs, Inc.(a)	36,312	3,977,253
Deckers Outdoor Corp.(a)	95,723	19,440,384
Lululemon Athletica, Inc.(a)	73,540	28,122,431
NIKE, Inc., Class B	739,731	55,975,445
PVH Corp.	35,924	3,798,963
Ralph Lauren Corp., Class A	25,275	5,838,020
Skechers USA, Inc., Class A(a)	81,477	5,478,514
Tapestry, Inc.	145,054	9,476,378
Under Armour, Inc., Class A(a)	126,836	1,050,202
Under Armour, Inc., Class C(a)	128,526	958,804
VF Corp.(b)	216,332	4,642,485
		145,835,158
Security	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	1,061,205	$ 55,490,409
Philip Morris International, Inc.	972,827	117,079,730
		172,570,139
Trading Companies & Distributors — 0.4%
Air Lease Corp., Class A(b)	68,474	3,301,132
Core & Main, Inc., Class A(a)	119,336	6,075,396
Fastenal Co.(b)	358,067	25,748,598
Ferguson Enterprises, Inc.	126,547	21,964,763
MSC Industrial Direct Co., Inc., Class A(b)	30,370	2,268,335
SiteOne Landscape Supply, Inc.(a)(b)	27,816	3,665,314
United Rentals, Inc.	40,958	28,852,453
Watsco, Inc.(b)	21,484	10,181,053
WESCO International, Inc.(b)	27,277	4,936,046
WW Grainger, Inc.(b)	27,221	28,692,295
		135,685,385
Water Utilities — 0.1%
American Water Works Co., Inc.	123,221	15,339,782
Essential Utilities, Inc.(b)	159,606	5,796,890
		21,136,672
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	299,586	66,127,618
Total Common Stocks — 98.4% (Cost: $14,879,176,113)		33,757,121,831
Investment Companies
Equity Funds — 0.8%
iShares Russell 1000 ETF(b)(c)	817,368	263,323,275
Total Investment Companies — 0.8% (Cost: $251,680,205)		263,323,275
Total Long-Term Investments — 99.2% (Cost: $15,130,856,318)		34,020,445,106
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(e)(f)	1,879,775,689	1,880,715,577
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(e)	242,319,252	242,319,252
Total Short-Term Securities — 6.2% (Cost: $2,121,868,231)		2,123,034,829
Total Investments — 105.4% (Cost: $17,252,724,549)		36,143,479,935
Liabilities in Excess of Other Assets — (5.4)%		(1,836,897,642)
Net Assets — 100.0%		$ 34,306,582,293

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
26
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,024,962,526	$ —	$ (144,115,843)(a)	$ 67,870	$ (198,976)	$ 1,880,715,577	1,879,775,689	$ 5,200,470 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	210,703,888	31,615,364 (a)	—	—	—	242,319,252	242,319,252	11,742,649	—
BlackRock, Inc.	80,757,864	1,970,330	(8,664,732)	1,611,552	19,028,748	94,703,762	92,384	1,499,140	—
iShares Russell 1000 ETF	130,944,320	1,872,833,750	(1,774,481,611)	34,845,246	(818,430)	263,323,275	817,368	2,967,336	—
				$ 36,524,668	$ 18,011,342	$ 2,481,061,866		$ 21,409,595	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	738	03/21/25	$ 219,029	$ (3,118,582)
S&P Mid 400 E-Mini Index	56	03/21/25	17,622	(222,299)
				$ (3,340,881)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 3,340,881	$ —	$ —	$ —	$ 3,340,881

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 40,454,630	$ —	$ —	$ —	$ 40,454,630
Master Portfolio Schedule of Investments
27

Schedule of Investments (continued)
December 31, 2024
Large Cap Index Master Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (11,104,365)	$ —	$ —	$ —	$ (11,104,365)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$221,835,296
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 33,757,121,830	$ —	$ 1	$ 33,757,121,831
Investment Companies	263,323,275	—	—	263,323,275
Short-Term Securities
Money Market Funds	2,123,034,829	—	—	2,123,034,829
	$36,143,479,934	$—	$1	$36,143,479,935
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (3,340,881)	$ —	$ —	$ (3,340,881)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
28
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Large Cap Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 33,662,418,069
Investments, at value — affiliated(c)	2,481,061,866
Cash	81,219
Cash pledged for futures contracts	13,542,000
Receivables:
Investments sold	429
Securities lending income — affiliated	437,774
Contributions from investors	36,675,807
Dividends — unaffiliated	21,481,359
Dividends — affiliated	977,340
Variation margin on futures contracts	38,080
Prepaid expenses	87,040
Total assets	36,216,800,983
LIABILITIES
Collateral on securities loaned	1,882,021,312
Payables:
Investments purchased	26,139,866
Accounting services fees	175,433
Investment advisory fees	887,399
Trustees’ fees	62,626
Other accrued expenses	32,088
Professional fees	51,272
Variation margin on futures contracts	848,694
Total liabilities	1,910,218,690
Commitments and contingent liabilities
NET ASSETS	$ 34,306,582,293
NET ASSETS CONSIST OF
Investors’ capital	$ 15,419,167,788
Net unrealized appreciation (depreciation)	18,887,414,505
NET ASSETS	$ 34,306,582,293
(a) Investments, at cost—unaffiliated	$14,837,497,843
(b) Securities loaned, at value	$1,840,845,611
(c) Investments, at cost—affiliated	$2,415,226,706
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
29

Statement of Operations
Year Ended December 31, 2024

Large Cap Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$438,699,892
Dividends — affiliated	16,209,125
Interest — unaffiliated	632,212
Securities lending income — affiliated — net	5,200,470
Foreign taxes withheld	(41,236)
Total investment income	460,700,463
EXPENSES
Investment advisory	9,955,005
Custodian	397,330
Trustees	264,267
Professional	124,582
Printing and postage	3,270
Miscellaneous	199,148
Total expenses excluding interest expense	10,943,602
Interest expense — unaffiliated	47,998
Total expenses	10,991,600
Less:
Fees waived and/or reimbursed by the Manager	(232,518)
Total expenses after fees waived and/or reimbursed	10,759,082
Net investment income	449,941,381
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	462,319,062
Investments — affiliated	36,524,668
Futures contracts	40,454,630
539,298,360
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	6,177,822,018
Investments — affiliated	18,011,342
Futures contracts	(11,104,365)
6,184,728,995
Net realized and unrealized gain	6,724,027,355
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,173,968,736
See notes to financial statements.
30
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$449,941,381	$426,222,252
Net realized gain (loss)	539,298,360	(82,705,073)
Net change in unrealized appreciation (depreciation)	6,184,728,995	5,859,996,543
Net increase in net assets resulting from operations	7,173,968,736	6,203,513,722
CAPITAL TRANSACTIONS
Proceeds from contributions	2,978,430,797	3,348,514,741
Value of withdrawals	(5,590,963,775)	(2,678,561,395)
Net increase (decrease) in net assets derived from capital transactions	(2,612,532,978)	669,953,346
NET ASSETS
Total increase in net assets	4,561,435,758	6,873,467,068
Beginning of year	29,745,146,535	22,871,679,467
End of year	$34,306,582,293	$29,745,146,535
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
31

Financial Highlights

Large Cap Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	24.49%	26.53%	(19.09)%	26.42%	20.89%
Ratios to Average Net Assets(a)
Total expenses	0.03%	0.03%	0.03%	0.03%	0.04%
Total expenses after fees waived and/or reimbursed	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.36%	1.62%	1.57%	1.32%	1.76%
Supplemental Data
Net assets, end of year (000)	$34,306,582	$29,745,147	$22,871,679	$24,365,425	$19,332,586
Portfolio turnover rate	9%	13%	22%	17%	14%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
32
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Master Portfolio’s financial position or results of operations.
The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements  (continued)

a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
34
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 174,502,900	$ (174,502,900)	$ —	$ —
Barclays Capital, Inc.	28,729,947	(28,729,947)	—	—
BMO Capital Markets Corp.	462,524	(462,524)	—	—
BNP Paribas SA	140,119,752	(140,119,752)	—	—
BofA Securities, Inc.	157,031,566	(157,031,566)	—	—
Goldman Sachs & Co. LLC	410,295,205	(410,295,205)	—	—
J.P. Morgan Securities LLC	169,473,839	(169,473,839)	—	—
Jefferies LLC	20,247,802	(20,247,802)	—	—
Morgan Stanley	281,289,686	(281,289,686)	—	—
National Financial Services LLC	47,251,166	(47,251,166)	—	—
Natixis SA	5,724,729	(5,724,729)	—	—
Nomura Securities International, Inc.	1,162,681	(1,162,681)	—	—
Pershing LLC	386,264	(386,264)	—	—
SG Americas Securities LLC	18,122,985	(18,122,985)	—	—
State Street Bank & Trust Co.	80,763,332	(80,763,332)	—	—
Toronto-Dominion Bank	21,690,448	(21,690,448)	—	—
UBS AG	45,551,663	(45,551,663)	—	—
UBS Securities LLC	19,252,367	(19,252,367)	—	—
Virtu Americas LLC	9,143,016	(9,143,016)	—	—
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements  (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Wells Fargo Bank N.A.	$ 194,149,530	$ (194,149,530)	$ —	$ —
Wells Fargo Securities LLC	15,494,209	(15,494,209)	—	—
	$ 1,840,845,611	$ (1,840,845,611)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $159,601.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the year ended December 31, 2024, the Manager waived $72,917 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities
36
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Master Portfolio paid BTC $2,101,179 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Index Master Portfolio	$ 357,727,866	$ 701,695,450	$ 62,535,287
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $2,975,899,237 and $5,160,869,998, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
Master Portfolio Notes to Financial Statements
37

Notes to Financial Statements  (continued)

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Index Master Portfolio	$ 17,924,802,865	$ 19,464,592,971	$ (1,245,915,901)	$ 18,218,677,070
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments.  An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages
38
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of Large Cap Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Large Cap Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the "Master Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
40
2024 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
41

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
42
2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Glossary of Terms Used in these Financial Statements
43

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The S&P 500 Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares S&P 500 Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities
December 31, 2024

iShares S&P 500 Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 45,889,700,652
Receivables:
Capital shares sold	57,802,031
Withdrawals from the Master Portfolio	64,693,452
Total assets	46,012,196,135
LIABILITIES
Payables:
Administration fees	1,277,609
Capital shares redeemed	122,495,483
Professional fees	11,506
Service and distribution fees	1,208,849
Total liabilities	124,993,447
Commitments and contingent liabilities
NET ASSETS	$ 45,887,202,688
NET ASSETS CONSIST OF
Paid-in capital	$ 17,691,685,977
Accumulated earnings	28,195,516,711
NET ASSETS	$ 45,887,202,688
4
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2024

iShares S&P 500 Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 6,153,378,267
Shares outstanding	8,944,714
Net asset value	$ 687.93
Shares authorized	Unlimited
Par value	No par value
Service
Net assets	$ 810,397,838
Shares outstanding	1,178,268
Net asset value	$ 687.79
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 3,203,535,083
Shares outstanding	4,657,530
Net asset value	$ 687.82
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 1,899,609,657
Shares outstanding	2,764,484
Net asset value	$ 687.15
Shares authorized	Unlimited
Par value	No par value
Class G
Net assets	$ 15,594,421,284
Shares outstanding	22,663,626
Net asset value	$ 688.08
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 18,225,860,559
Shares outstanding	26,487,423
Net asset value	$ 688.09
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations
Year Ended December 31, 2024

iShares S&P 500 Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$557,742,469
Dividends — affiliated	15,331,548
Interest — unaffiliated	494,747
Securities lending income — affiliated — net	448,991
Foreign taxes withheld	(2,854,143)
Expenses	(4,449,537)
Fees waived	434,463
Total investment income	567,148,538
FUND EXPENSES
Administration — class specific	13,897,063
Service — class specific	13,029,326
Professional	11,462
Miscellaneous	8,284
Total expenses	26,946,135
Less:
Fees waived and/or reimbursed by the Administrator	(11,462)
Total expenses after fees waived and/or reimbursed	26,934,673
Net investment income	540,213,865
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(18,372,642)
Investments — affiliated	65,687,453
Futures contracts	32,853,404
80,168,215
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,366,030,058
Investments — affiliated	53,377,965
Futures contracts	(2,712,325)
8,416,695,698
Net realized and unrealized gain	8,496,863,913
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,037,077,778
See notes to financial statements.
6
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$540,213,865	$507,305,746
Net realized gain	80,168,215	66,971,640
Net change in unrealized appreciation (depreciation)	8,416,695,698	6,972,012,174
Net increase in net assets resulting from operations	9,037,077,778	7,546,289,560
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(88,012,555)	(81,103,629)
Service	(10,200,602)	(8,793,405)
Investor A	(36,082,569)	(32,527,394)
Investor P	(21,173,036)	(19,007,908)
Class G	(212,620,915)	(178,709,404)
Class K	(251,672,173)	(202,434,176)
Decrease in net assets resulting from distributions to shareholders	(619,761,850)	(522,575,916)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,004,497,522	(619,028,294)
NET ASSETS
Total increase in net assets	10,421,813,450	6,404,685,350
Beginning of year	35,465,389,238	29,060,703,888
End of year	$45,887,202,688	$35,465,389,238

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$558.73	$449.87	$560.36	$444.18	$382.63
Net investment income(a)	8.07	7.75	7.27	6.59	6.59
Net realized and unrealized gain (loss)	130.38	109.17	(109.03)	119.44	62.05
Net increase (decrease) from investment operations	138.45	116.92	(101.76)	126.03	68.64
Distributions(b)
From net investment income	(8.15)	(7.70)	(7.25)	(6.65)	(6.60)
From net realized gain	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(9.25)	(8.06)	(8.73)	(9.85)	(7.09)
Net asset value, end of year	$687.93	$558.73	$449.87	$560.36	$444.18
Total Return(d)
Based on net asset value	24.86%	26.16%	(18.18)%	28.56%	18.34%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.27%	1.54%	1.51%	1.30%	1.73%
Supplemental Data
Net assets, end of year (000)	$6,153,378	$5,496,007	$4,569,115	$5,536,376	$4,143,093
Portfolio turnover rate of the Master Portfolio	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
8
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Service
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$558.64	$449.82	$560.30	$444.13	$382.60
Net investment income(a)	7.31	7.16	6.68	5.98	6.10
Net realized and unrealized gain (loss)	130.33	109.13	(108.99)	119.41	62.12
Net increase (decrease) from investment operations	137.64	116.29	(102.31)	125.39	68.22
Distributions(b)
From net investment income	(7.39)	(7.11)	(6.69)	(6.02)	(6.20)
From net realized gain	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(8.49)	(7.47)	(8.17)	(9.22)	(6.69)
Net asset value, end of year	$687.79	$558.64	$449.82	$560.30	$444.13
Total Return(d)
Based on net asset value	24.71%	26.00%	(18.28)%	28.40%	18.21%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived and/or reimbursed	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	1.15%	1.42%	1.39%	1.19%	1.58%
Supplemental Data
Net assets, end of year (000)	$810,398	$696,820	$494,070	$523,050	$584,228
Portfolio turnover rate of the Master Portfolio	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$558.70	$449.87	$560.31	$444.11	$382.52
Net investment income(a)	6.50	6.48	6.03	5.32	5.66
Net realized and unrealized gain (loss)	130.29	109.15	(108.95)	119.41	62.03
Net increase (decrease) from investment operations	136.79	115.63	(102.92)	124.73	67.69
Distributions(b)
From net investment income	(6.57)	(6.44)	(6.04)	(5.33)	(5.61)
From net realized gain	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(7.67)	(6.80)	(7.52)	(8.53)	(6.10)
Net asset value, end of year	$687.82	$558.70	$449.87	$560.31	$444.11
Total Return(d)
Based on net asset value	24.55%	25.84%	(18.39)%	28.23%	18.04%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.02%	1.29%	1.25%	1.06%	1.49%
Supplemental Data
Net assets, end of year (000)	$3,203,535	$2,651,885	$2,216,470	$2,806,390	$2,579,349
Portfolio turnover rate of the Master Portfolio	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
10
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$558.16	$449.44	$559.78	$443.73	$382.22
Net investment income(a)	6.49	6.48	6.02	5.32	5.64
Net realized and unrealized gain (loss)	130.17	109.04	(108.84)	119.30	62.00
Net increase (decrease) from investment operations	136.66	115.52	(102.82)	124.62	67.64
Distributions(b)
From net investment income	(6.57)	(6.44)	(6.04)	(5.37)	(5.64)
From net realized gain	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(7.67)	(6.80)	(7.52)	(8.57)	(6.13)
Net asset value, end of year	$687.15	$558.16	$449.44	$559.78	$443.73
Total Return(d)
Based on net asset value	24.55%	25.84%	(18.40)%	28.23%	18.05%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.02%	1.29%	1.25%	1.05%	1.48%
Supplemental Data
Net assets, end of year (000)	$1,899,610	$1,557,633	$1,288,233	$1,667,178	$1,387,865
Portfolio turnover rate of the Master Portfolio	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
11

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class G
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$558.84	$449.94	$560.47	$444.26	$382.71
Net investment income(a)	8.67	8.18	7.68	7.04	6.93
Net realized and unrealized gain (loss)	130.39	109.22	(109.05)	119.45	62.05
Net increase (decrease) from investment operations	139.06	117.40	(101.37)	126.49	68.98
Distributions(b)
From net investment income	(8.72)	(8.14)	(7.68)	(7.08)	(6.94)
From net realized gain	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(9.82)	(8.50)	(9.16)	(10.28)	(7.43)
Net asset value, end of year	$688.08	$558.84	$449.94	$560.47	$444.26
Total Return(d)
Based on net asset value	24.96%	26.26%	(18.12)%	28.67%	18.45%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.36%	1.63%	1.60%	1.39%	1.82%
Supplemental Data
Net assets, end of year (000)	$15,594,421	$11,417,572	$9,828,084	$10,447,837	$7,378,823
Portfolio turnover rate of the Master Portfolio	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
12
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$558.86	$449.96	$560.49	$444.27	$382.72
Net investment income(a)	8.55	8.10	7.58	6.94	6.86
Net realized and unrealized gain (loss)	130.39	109.21	(109.04)	119.47	62.05
Net increase (decrease) from investment operations	138.94	117.31	(101.46)	126.41	68.91
Distributions(b)
From net investment income	(8.61)	(8.05)	(7.59)	(6.99)	(6.87)
From net realized gain	(1.10)	(0.36)	(1.48)	(3.20)	(0.49)
Return of capital	—	—	(0.00)(c)	—	—
Total distributions	(9.71)	(8.41)	(9.07)	(10.19)	(7.36)
Net asset value, end of year	$688.09	$558.86	$449.96	$560.49	$444.27
Total Return(d)
Based on net asset value	24.94%	26.24%	(18.13)%	28.65%	18.42%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.34%	1.61%	1.57%	1.37%	1.80%
Supplemental Data
Net assets, end of year (000)	$18,225,861	$13,645,473	$10,664,731	$12,887,257	$10,359,743
Portfolio turnover rate of the Master Portfolio	9%	10%	13%	6%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
13

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2024, the percentage of the Master Portfolio owned by the Fund was 98.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares.  Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Investor A, Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
14
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the  Fund as follows:
	Institutional	Service	Investor A	Investor P	Class G	Class K
Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $11,462.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor P	Class G	Class K	Total
Administration fees — class specific	$ 5,542,523	$ 461,815	$ 2,692,798	$ 1,582,125	$ 339,173	$ 3,278,629	$ 13,897,063
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Service	0.15%
Investor A	0.25
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service fees borne directly by each share class of the Fund:
	Service	Investor A	Investor P	Total
Service fees — class specific	$ 1,154,538	$ 7,479,995	$ 4,394,793	$ 13,029,326
Other Fees:  For the year ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $175,880.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Notes to Financial Statements
15

Notes to Financial Statements  (continued)

lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
iShares S&P 500 Index Fund
Ordinary income	$ 619,761,850	$ 522,575,916
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
iShares S&P 500 Index Fund	$ 14,446,908	$ 12,088,876	$ 28,168,980,927	$ 28,195,516,711

(a)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the timing and recognition of partnership income.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares S&P 500 Index Fund
Institutional
Shares sold	2,441,504	$ 1,531,339,574	3,399,130	$ 1,699,577,096
Shares issued in reinvestment of distributions	130,509	86,186,341	154,060	79,521,942
Shares redeemed	(3,463,822)	(2,234,976,503)	(3,873,243)	(1,949,364,941)
	(891,809)	$ (617,450,588)	(320,053)	$ (170,265,903)
Service
Shares sold	160,593	$ 101,574,099	326,267	$ 167,131,786
Shares issued in reinvestment of distributions	15,293	10,109,448	16,859	8,709,185
Shares redeemed	(244,962)	(155,643,013)	(194,147)	(97,450,890)
	(69,076)	$ (43,959,466)	148,979	$ 78,390,081
Investor A
Shares sold	816,451	$ 517,651,793	705,193	$ 354,830,519
Shares issued in reinvestment of distributions	51,400	34,012,992	59,614	30,742,750
Shares redeemed	(956,822)	(608,553,056)	(945,215)	(473,042,179)
	(88,971)	$ (56,888,271)	(180,408)	$ (87,468,910)
16
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
iShares S&P 500 Index Fund (continued)
Investor P
Shares sold	270,564	$ 171,682,131	216,089	$ 108,763,033
Shares issued in reinvestment of distributions	32,017	21,168,515	36,879	19,003,904
Shares redeemed	(328,745)	(207,743,615)	(328,625)	(164,168,797)
	(26,164)	$ (14,892,969)	(75,657)	$ (36,401,860)
Class G
Shares sold	4,950,045	$ 3,163,424,359	3,605,859	$ 1,825,135,077
Shares issued in reinvestment of distributions	320,764	212,620,914	347,179	178,708,554
Shares redeemed	(3,037,972)	(1,916,217,465)	(5,365,109)	(2,770,276,430)
	2,232,837	$ 1,459,827,808	(1,412,071)	$ (766,432,799)
Class K
Shares sold	7,140,479	$ 4,503,592,369	6,354,383	$ 3,197,086,418
Shares issued in reinvestment of distributions	354,588	234,963,747	362,398	186,995,679
Shares redeemed	(5,424,428)	(3,460,695,108)	(6,001,559)	(3,020,931,000)
	2,070,639	$ 1,277,861,008	715,222	$ 363,151,097
	3,227,456	$ 2,004,497,522	(1,123,988)	$ (619,028,294)
As of December 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Investor P
iShares S&P 500 Index Fund	589
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
BlackRock Funds III and Shareholders of iShares S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares S&P 500 Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights  for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
18
2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
iShares S&P 500 Index Fund	$ 533,357,363
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Business Income
iShares S&P 500 Index Fund	$ 21,547,748
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
iShares S&P 500 Index Fund	$ 3,929,959
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares S&P 500 Index Fund	82.90%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
iShares S&P 500 Index Fund	$ 7,830,162
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
iShares S&P 500 Index Fund	$ 7,830,162	$ 72,961,535
Important Tax Information
19

Schedule of Investments
December 31, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	66,395	$ 39,459,876
Boeing Co.(a)	679,550	120,280,350
General Dynamics Corp.	240,016	63,241,816
General Electric Co.	1,000,947	166,947,950
Howmet Aerospace, Inc.	377,449	41,281,597
Huntington Ingalls Industries, Inc.	36,396	6,877,752
L3Harris Technologies, Inc.	177,280	37,278,438
Lockheed Martin Corp.	195,105	94,809,324
Northrop Grumman Corp.	126,660	59,440,272
RTX Corp.	1,230,975	142,448,427
Textron, Inc.	170,119	13,012,402
TransDigm Group, Inc.	52,245	66,209,044
		851,287,248
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	108,573	11,217,762
Expeditors International of Washington, Inc.	131,443	14,559,941
FedEx Corp.	207,883	58,483,725
United Parcel Service, Inc., Class B	676,399	85,293,914
		169,555,342
Automobile Components — 0.1%
Aptiv PLC(a)	243,392	14,720,348
BorgWarner, Inc.	208,912	6,641,313
		21,361,661
Automobiles — 2.4%
Ford Motor Co.	3,645,611	36,091,549
General Motors Co.	1,016,949	54,172,873
Tesla, Inc.(a)	2,580,373	1,042,057,832
		1,132,322,254
Banks — 3.4%
Bank of America Corp.	6,173,673	271,332,928
Citigroup, Inc.	1,749,115	123,120,205
Citizens Financial Group, Inc.	407,577	17,835,570
Fifth Third Bancorp	617,934	26,126,249
Huntington Bancshares, Inc.	1,346,540	21,908,206
JPMorgan Chase & Co.	2,603,735	624,141,317
KeyCorp.	858,011	14,706,309
M&T Bank Corp.	153,134	28,790,723
PNC Financial Services Group, Inc.	366,960	70,768,236
Regions Financial Corp.	853,147	20,066,017
Truist Financial Corp.	1,227,743	53,259,491
U.S. Bancorp	1,442,778	69,008,072
Wells Fargo & Co.	3,079,242	216,285,958
		1,557,349,281
Beverages — 1.1%
Brown-Forman Corp., Class B	171,896	6,528,610
Coca-Cola Co.	3,585,615	223,240,390
Constellation Brands, Inc., Class A	145,374	32,127,654
Keurig Dr. Pepper, Inc.	1,041,173	33,442,477
Molson Coors Beverage Co., Class B	161,542	9,259,587
Monster Beverage Corp.(a)	645,251	33,914,393
PepsiCo, Inc.	1,268,868	192,944,068
		531,457,179
Biotechnology — 1.6%
AbbVie, Inc.	1,634,319	290,418,486
Amgen, Inc.	497,131	129,572,224
Biogen, Inc.(a)	134,706	20,599,242
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	1,152,595	$ 106,465,200
Incyte Corp.(a)	146,402	10,111,986
Moderna, Inc.(a)(b)	314,807	13,089,675
Regeneron Pharmaceuticals, Inc.(a)	97,360	69,352,449
Vertex Pharmaceuticals, Inc.(a)	238,173	95,912,267
		735,521,529
Broadline Retail — 4.2%
Amazon.com, Inc.(a)	8,654,973	1,898,814,527
eBay, Inc.	442,998	27,443,726
		1,926,258,253
Building Products — 0.5%
A O Smith Corp.	112,403	7,667,009
Allegion PLC	80,999	10,584,949
Builders FirstSource, Inc.(a)(b)	106,314	15,195,460
Carrier Global Corp.	771,705	52,676,583
Johnson Controls International PLC	617,715	48,756,245
Lennox International, Inc.	29,646	18,063,308
Masco Corp.	199,903	14,506,961
Trane Technologies PLC	208,111	76,865,798
		244,316,313
Capital Markets — 3.1%
Ameriprise Financial, Inc.	89,723	47,771,217
Bank of New York Mellon Corp.	672,430	51,662,797
Blackrock, Inc.(c)	134,643	138,023,886
Blackstone, Inc., Class A	669,670	115,464,501
Cboe Global Markets, Inc.	95,826	18,724,400
Charles Schwab Corp.	1,382,556	102,322,970
CME Group, Inc., Class A	333,117	77,359,761
FactSet Research Systems, Inc.	34,744	16,686,848
Franklin Resources, Inc.	295,485	5,995,391
Goldman Sachs Group, Inc.	290,316	166,240,748
Intercontinental Exchange, Inc.	530,866	79,104,343
Invesco Ltd.	420,219	7,345,428
KKR & Co., Inc., Class A	624,081	92,307,821
MarketAxess Holdings, Inc.	35,517	8,028,263
Moody’s Corp.	144,119	68,221,611
Morgan Stanley	1,147,260	144,233,527
MSCI, Inc., Class A	72,815	43,689,728
Nasdaq, Inc.	380,293	29,400,452
Northern Trust Corp.	183,320	18,790,300
Raymond James Financial, Inc.	169,218	26,284,632
S&P Global, Inc.	293,636	146,239,537
State Street Corp.	271,117	26,610,133
T Rowe Price Group, Inc.	206,736	23,379,774
		1,453,888,068
Chemicals — 1.3%
Air Products and Chemicals, Inc.	205,572	59,624,103
Albemarle Corp.	108,244	9,317,643
Celanese Corp., Class A(b)	101,046	6,993,394
CF Industries Holdings, Inc.	159,762	13,630,894
Corteva, Inc.	635,635	36,205,770
Dow, Inc.	648,598	26,028,238
DuPont de Nemours, Inc.	387,725	29,564,031
Eastman Chemical Co.	109,134	9,966,117
Ecolab, Inc.	233,072	54,613,431
FMC Corp.	114,755	5,578,240
International Flavors & Fragrances, Inc.	236,430	19,990,156
Linde PLC	440,369	184,369,289
LyondellBasell Industries NV, Class A	241,432	17,931,155
20
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Mosaic Co.	294,232	$ 7,232,223
PPG Industries, Inc.	214,563	25,629,550
Sherwin-Williams Co.	214,290	72,843,600
		579,517,834
Commercial Services & Supplies — 0.5%
Cintas Corp.	318,984	58,278,377
Copart, Inc.(a)	813,341	46,677,640
Republic Services, Inc.	188,022	37,826,266
Rollins, Inc.	257,783	11,948,242
Veralto Corp.	230,393	23,465,527
Waste Management, Inc.	337,592	68,122,690
		246,318,742
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	958,292	105,920,015
Cisco Systems, Inc.	3,686,424	218,236,301
F5, Inc.(a)	52,826	13,284,154
Juniper Networks, Inc.	307,746	11,525,088
Motorola Solutions, Inc.	155,292	71,780,621
		420,746,179
Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	136,249	43,061,496
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	56,215	29,035,047
Vulcan Materials Co.	122,816	31,591,960
		60,627,007
Consumer Finance — 0.6%
American Express Co.	514,683	152,752,768
Capital One Financial Corp.	353,985	63,122,605
Discover Financial Services	233,496	40,448,512
Synchrony Financial	360,080	23,405,200
		279,729,085
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	409,772	375,461,790
Dollar General Corp.	205,556	15,585,256
Dollar Tree, Inc.(a)	188,775	14,146,799
Kroger Co.	614,984	37,606,272
Sysco Corp.	454,139	34,723,468
Target Corp.	426,050	57,593,439
Walgreens Boots Alliance, Inc.	653,353	6,095,783
Walmart, Inc.	4,014,406	362,701,582
		903,914,389
Containers & Packaging — 0.2%
Amcor PLC	1,348,782	12,692,039
Avery Dennison Corp.	75,715	14,168,548
Ball Corp.	275,996	15,215,659
International Paper Co.	317,650	17,095,923
Packaging Corp. of America	82,097	18,482,498
Smurfit WestRock PLC(b)	451,864	24,337,395
		101,992,062
Distributors — 0.1%
Genuine Parts Co.	127,279	14,861,096
LKQ Corp.	245,623	9,026,645
Pool Corp.	35,972	12,264,294
		36,152,035
Security	Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,635,985	$ 151,101,378
Verizon Communications, Inc.	3,893,225	155,690,068
		306,791,446
Electric Utilities — 1.5%
Alliant Energy Corp.	238,761	14,120,325
American Electric Power Co., Inc.	497,019	45,840,062
Constellation Energy Corp.	291,115	65,125,337
Duke Energy Corp.	718,163	77,374,882
Edison International	357,131	28,513,339
Entergy Corp.	395,456	29,983,474
Evergy, Inc.	211,723	13,031,551
Eversource Energy	330,620	18,987,507
Exelon Corp.	931,201	35,050,406
FirstEnergy Corp.	480,548	19,116,199
NextEra Energy, Inc.	1,901,843	136,343,125
NRG Energy, Inc.	187,341	16,901,905
PG&E Corp.	1,976,695	39,889,705
Pinnacle West Capital Corp.	105,682	8,958,663
PPL Corp.	683,470	22,185,436
Southern Co.	1,016,884	83,709,891
Xcel Energy, Inc.	517,524	34,943,220
		690,075,027
Electrical Equipment — 0.8%
AMETEK, Inc.	215,368	38,822,236
Eaton Corp. PLC	365,496	121,297,158
Emerson Electric Co.	527,343	65,353,618
GE Vernova, Inc.	255,565	84,062,995
Generac Holdings, Inc.(a)	56,265	8,723,888
Hubbell, Inc.	49,506	20,737,568
Rockwell Automation, Inc.	103,747	29,649,855
		368,647,318
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,113,681	77,345,145
CDW Corp.	124,437	21,657,016
Corning, Inc.	718,036	34,121,071
Jabil, Inc.	103,897	14,950,778
Keysight Technologies, Inc.(a)(b)	161,695	25,973,068
TE Connectivity PLC	276,677	39,556,511
Teledyne Technologies, Inc.(a)	42,681	19,809,533
Trimble, Inc.(a)	226,920	16,034,167
Zebra Technologies Corp., Class A(a)	48,206	18,618,121
		268,065,410
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	922,676	37,848,169
Halliburton Co.	808,277	21,977,052
Schlumberger NV	1,306,015	50,072,615
		109,897,836
Entertainment — 1.4%
Electronic Arts, Inc.	220,730	32,292,799
Live Nation Entertainment, Inc.(a)(b)	144,837	18,756,391
Netflix, Inc.(a)	395,330	352,365,536
Take-Two Interactive Software, Inc.(a)(b)	150,752	27,750,428
Walt Disney Co.	1,674,826	186,491,875
Warner Bros Discovery, Inc., Class A(a)	2,070,538	21,885,587
		639,542,616
Financial Services — 4.4%
Apollo Global Management, Inc.	413,398	68,276,814
Berkshire Hathaway, Inc., Class B(a)	1,695,183	768,392,550
Corpay, Inc.(a)	64,041	21,672,755
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Fidelity National Information Services, Inc.	497,891	$ 40,214,656
Fiserv, Inc.(a)	526,158	108,083,376
Global Payments, Inc.	237,218	26,582,649
Jack Henry & Associates, Inc.	68,773	12,055,907
Mastercard, Inc., Class A	758,082	399,183,239
PayPal Holdings, Inc.(a)	927,187	79,135,410
Visa, Inc., Class A	1,598,218	505,100,817
		2,028,698,173
Food Products — 0.6%
Archer-Daniels-Midland Co.	446,844	22,574,559
Bunge Global SA	127,306	9,899,315
Conagra Brands, Inc.	438,412	12,165,933
General Mills, Inc.	516,378	32,929,425
Hershey Co.	136,999	23,200,781
Hormel Foods Corp.	266,300	8,353,831
J.M. Smucker Co.	97,393	10,724,917
Kellanova	248,101	20,088,738
Kraft Heinz Co.	821,102	25,216,042
Lamb Weston Holdings, Inc.	132,939	8,884,313
McCormick & Co., Inc.	234,629	17,888,115
Mondelez International, Inc., Class A	1,242,473	74,212,912
The Campbell’s Co.	184,501	7,726,902
Tyson Foods, Inc., Class A	260,882	14,985,062
		288,850,845
Gas Utilities — 0.0%
Atmos Energy Corp.	143,557	19,993,183
Ground Transportation — 0.9%
CSX Corp.	1,783,476	57,552,770
JB Hunt Transport Services, Inc.	74,510	12,715,877
Norfolk Southern Corp.	209,100	49,075,770
Old Dominion Freight Line, Inc.	174,398	30,763,807
Uber Technologies, Inc.(a)	1,953,867	117,857,257
Union Pacific Corp.	560,690	127,859,748
		395,825,229
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,604,091	181,438,733
Align Technology, Inc.(a)	64,585	13,466,618
Baxter International, Inc.	470,821	13,729,140
Becton Dickinson & Co.	267,317	60,646,208
Boston Scientific Corp.(a)	1,363,052	121,747,805
Cooper Cos., Inc.(a)	184,338	16,946,192
Dexcom, Inc.(a)	361,237	28,093,402
Edwards Lifesciences Corp.(a)	545,470	40,381,144
GE HealthCare Technologies, Inc.(a)	421,653	32,964,832
Hologic, Inc.(a)	218,644	15,762,046
IDEXX Laboratories, Inc.(a)	75,637	31,271,361
Insulet Corp.(a)	64,331	16,794,894
Intuitive Surgical, Inc.(a)	329,876	172,182,077
Medtronic PLC	1,186,075	94,743,671
ResMed, Inc.	136,565	31,231,050
Solventum Corp.(a)(b)	125,879	8,315,567
STERIS PLC	91,206	18,748,305
Stryker Corp.	317,307	114,246,385
Teleflex, Inc.	42,866	7,629,291
Zimmer Biomet Holdings, Inc.	184,111	19,447,645
		1,039,786,366
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	222,194	26,278,884
Security	Shares	Value
Health Care Providers & Services (continued)
Cencora, Inc.	163,222	$ 36,672,719
Centene Corp.(a)	466,919	28,285,953
Cigna Group	258,523	71,388,541
CVS Health Corp.	1,164,845	52,289,892
DaVita, Inc.(a)	42,261	6,320,133
Elevance Health, Inc.	214,359	79,077,035
HCA Healthcare, Inc.	168,666	50,625,100
Henry Schein, Inc.(a)	115,839	8,016,059
Humana, Inc.	110,617	28,064,639
Labcorp Holdings, Inc.	76,964	17,649,385
McKesson Corp.	117,399	66,906,864
Molina Healthcare, Inc.(a)	52,882	15,391,306
Quest Diagnostics, Inc.	102,606	15,479,141
UnitedHealth Group, Inc.	851,114	430,544,528
Universal Health Services, Inc., Class B	55,227	9,908,828
		942,899,007
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	144,267	14,073,246
Healthpeak Properties, Inc.	657,067	13,318,748
Ventas, Inc.	382,079	22,500,632
Welltower, Inc.	538,595	67,879,128
		117,771,754
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	658,506	11,537,025
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	400,341	52,608,811
Booking Holdings, Inc.	30,609	152,078,368
Caesars Entertainment, Inc.(a)(b)	195,763	6,542,399
Carnival Corp.(a)(b)	940,944	23,448,324
Chipotle Mexican Grill, Inc.(a)	1,260,179	75,988,794
Darden Restaurants, Inc.	110,217	20,576,412
Domino’s Pizza, Inc.	32,072	13,462,543
Expedia Group, Inc.(a)	113,591	21,165,411
Hilton Worldwide Holdings, Inc.	225,457	55,723,952
Las Vegas Sands Corp.	321,855	16,530,473
Marriott International, Inc., Class A(b)	213,315	59,502,086
McDonald’s Corp.	662,758	192,126,917
MGM Resorts International(a)(b)	211,434	7,326,188
Norwegian Cruise Line Holdings Ltd.(a)	409,414	10,534,222
Royal Caribbean Cruises Ltd.	221,144	51,015,709
Starbucks Corp.	1,048,305	95,657,831
Wynn Resorts Ltd.	86,072	7,415,964
Yum! Brands, Inc.	260,018	34,884,015
		896,588,419
Household Durables — 0.3%
D.R. Horton, Inc.	269,705	37,710,153
Garmin Ltd.	142,248	29,340,073
Lennar Corp., Class A	220,858	30,118,405
Mohawk Industries, Inc.(a)	47,669	5,678,808
NVR, Inc.(a)	2,868	23,457,085
PulteGroup, Inc.	189,668	20,654,845
		146,959,369
Household Products — 1.1%
Church & Dwight Co., Inc.	226,814	23,749,694
Clorox Co.	115,328	18,730,421
Colgate-Palmolive Co.	755,603	68,691,869
22
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	307,859	$ 40,341,843
Procter & Gamble Co.	2,178,034	365,147,400
		516,661,227
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	652,908	8,402,926
Vistra Corp.	314,654	43,381,347
		51,784,273
Industrial Conglomerates — 0.4%
3M Co.	503,629	65,013,467
Honeywell International, Inc.	601,374	135,844,373
		200,857,840
Industrial REITs — 0.2%
Prologis, Inc.	856,562	90,538,603
Insurance — 2.1%
Aflac, Inc.	462,396	47,830,242
Allstate Corp.	244,817	47,198,269
American International Group, Inc.	576,886	41,997,301
Aon PLC, Class A	200,011	71,835,951
Arch Capital Group Ltd.	348,314	32,166,798
Arthur J Gallagher & Co.(b)	230,675	65,477,099
Assurant, Inc.	48,062	10,247,780
Brown & Brown, Inc.	218,408	22,281,984
Chubb Ltd.	346,705	95,794,591
Cincinnati Financial Corp.	146,198	21,008,653
Erie Indemnity Co., Class A	22,843	9,416,570
Everest Group Ltd.	39,473	14,307,383
Globe Life, Inc.	77,636	8,657,967
Hartford Financial Services Group, Inc.	267,000	29,209,800
Loews Corp.	169,943	14,392,473
Marsh & McLennan Cos., Inc.	454,209	96,478,534
MetLife, Inc.	537,917	44,044,644
Principal Financial Group, Inc.	197,638	15,299,157
Progressive Corp.	541,782	129,816,385
Prudential Financial, Inc.	328,876	38,981,672
Travelers Cos., Inc.	209,956	50,576,301
W.R. Berkley Corp.	278,266	16,284,126
Willis Towers Watson PLC	93,413	29,260,688
		952,564,368
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	5,403,832	1,022,945,397
Alphabet, Inc., Class C	4,401,529	838,227,183
Match Group, Inc.(a)(b)	232,149	7,593,594
Meta Platforms, Inc., Class A	2,016,149	1,180,475,401
		3,049,241,575
IT Services — 1.1%
Accenture PLC, Class A	577,891	203,296,275
Akamai Technologies, Inc.(a)(b)	138,645	13,261,394
Cognizant Technology Solutions Corp., Class A	459,943	35,369,617
EPAM Systems, Inc.(a)	52,795	12,344,527
Gartner, Inc.(a)	71,882	34,824,672
GoDaddy, Inc., Class A(a)	129,084	25,477,309
International Business Machines Corp.	856,666	188,320,887
VeriSign, Inc.(a)	76,434	15,818,781
		528,713,462
Leisure Products — 0.0%
Hasbro, Inc.	122,350	6,840,589
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	265,732	35,698,437
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.(b)	143,745	$ 10,353,952
Charles River Laboratories International, Inc.(a)	46,303	8,547,534
Danaher Corp.	594,509	136,469,541
IQVIA Holdings, Inc.(a)(b)	160,594	31,558,327
Mettler-Toledo International, Inc.(a)	19,406	23,746,734
Revvity, Inc.(b)	113,906	12,713,048
Thermo Fisher Scientific, Inc.	353,751	184,031,883
Waters Corp.(a)	55,056	20,424,675
West Pharmaceutical Services, Inc.	67,761	22,195,793
		485,739,924
Machinery — 1.6%
Caterpillar, Inc.	446,514	161,977,419
Cummins, Inc.	126,886	44,232,460
Deere & Co.	235,323	99,706,355
Dover Corp.	126,584	23,747,158
Fortive Corp.	318,094	23,857,050
IDEX Corp.	71,102	14,880,938
Illinois Tool Works, Inc.	248,525	63,015,999
Ingersoll Rand, Inc.	373,477	33,784,729
Nordson Corp.	51,314	10,736,941
Otis Worldwide Corp.	369,437	34,213,561
PACCAR, Inc.	485,911	50,544,462
Parker-Hannifin Corp.	119,556	76,041,203
Pentair PLC	150,661	15,162,523
Snap-on, Inc.	48,369	16,420,308
Stanley Black & Decker, Inc.	142,379	11,431,610
Westinghouse Air Brake Technologies Corp.	158,971	30,139,312
Xylem, Inc./New York	224,624	26,060,876
		735,952,904
Media — 0.5%
Charter Communications, Inc., Class A(a)(b)	88,978	30,498,989
Comcast Corp., Class A	3,530,198	132,488,331
Fox Corp., Class A	205,738	9,994,752
Fox Corp., Class B	125,258	5,729,301
Interpublic Group of Cos., Inc.	341,486	9,568,438
News Corp., Class A	352,103	9,696,917
News Corp., Class B	99,061	3,014,426
Omnicom Group, Inc.	179,967	15,484,361
Paramount Global, Class B	549,981	5,752,801
		222,228,316
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,327,200	50,539,776
Newmont Corp.	1,052,883	39,188,305
Nucor Corp.	216,645	25,284,638
Steel Dynamics, Inc.	130,603	14,897,884
		129,910,603
Multi-Utilities — 0.6%
Ameren Corp.	246,882	22,007,061
CenterPoint Energy, Inc.	606,424	19,241,834
CMS Energy Corp.	274,737	18,311,221
Consolidated Edison, Inc.	319,824	28,537,896
Dominion Energy, Inc.	777,522	41,877,335
DTE Energy Co.	193,707	23,390,120
NiSource, Inc.	411,869	15,140,304
Public Service Enterprise Group, Inc.	462,593	39,084,483
Sempra	586,683	51,463,833
WEC Energy Group, Inc.	295,081	27,749,417
		286,803,504
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	134,535	$ 10,004,023
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	349,293	8,065,175
Chevron Corp.	1,545,678	223,876,002
ConocoPhillips	1,196,330	118,640,046
Coterra Energy, Inc.	688,272	17,578,467
Devon Energy Corp.	585,780	19,172,579
Diamondback Energy, Inc.	173,263	28,385,677
EOG Resources, Inc.	520,176	63,763,174
EQT Corp.	556,847	25,676,215
Exxon Mobil Corp.	4,064,754	437,245,588
Hess Corp.	257,209	34,211,369
Kinder Morgan, Inc.	1,792,225	49,106,965
Marathon Petroleum Corp.	297,233	41,464,004
Occidental Petroleum Corp.	627,772	31,018,215
ONEOK, Inc.	539,998	54,215,799
Phillips 66	381,948	43,515,336
Targa Resources Corp.	203,134	36,259,419
Texas Pacific Land Corp.(b)	17,515	19,370,889
Valero Energy Corp.	292,790	35,893,126
Williams Cos., Inc.	1,126,898	60,987,720
		1,348,445,765
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	592,919	35,871,599
Southwest Airlines Co.	556,400	18,706,168
United Airlines Holdings, Inc.(a)	306,108	29,723,087
		84,300,854
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	217,364	16,297,953
Kenvue, Inc.	1,771,121	37,813,433
		54,111,386
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,875,737	106,091,685
Eli Lilly & Co.	728,710	562,564,120
Johnson & Johnson	2,226,663	322,020,003
Merck & Co., Inc.	2,339,505	232,733,957
Pfizer, Inc.	5,241,051	139,045,083
Viatris, Inc.	1,123,820	13,991,559
Zoetis, Inc., Class A	417,255	67,983,357
		1,444,429,764
Professional Services — 0.6%
Automatic Data Processing, Inc.	376,832	110,310,032
Broadridge Financial Solutions, Inc.	107,352	24,271,214
Dayforce, Inc.(a)(b)	148,911	10,816,895
Equifax, Inc.	115,528	29,442,311
Jacobs Solutions, Inc.	114,265	15,268,089
Leidos Holdings, Inc.	122,255	17,612,055
Paychex, Inc.	296,406	41,562,049
Paycom Software, Inc.(b)	44,828	9,188,395
Verisk Analytics, Inc.	130,583	35,966,476
		294,437,516
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	278,556	36,571,617
CoStar Group, Inc.	378,993	27,132,109
		63,703,726
Residential REITs — 0.3%
AvalonBay Communities, Inc.	130,463	28,697,946
Camden Property Trust	98,667	11,449,319
Security	Shares	Value
Residential REITs (continued)
Equity Residential	318,355	$ 22,845,155
Essex Property Trust, Inc.	60,237	17,194,049
Invitation Homes, Inc.	522,843	16,715,291
Mid-America Apartment Communities, Inc.	108,448	16,762,807
UDR, Inc.	279,735	12,143,296
		125,807,863
Retail REITs — 0.3%
Federal Realty Investment Trust	70,849	7,931,546
Kimco Realty Corp.	634,073	14,856,330
Realty Income Corp.	805,367	43,014,651
Regency Centers Corp.	152,330	11,261,757
Simon Property Group, Inc.	283,461	48,814,819
		125,879,103
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.(a)	1,500,835	181,285,860
Analog Devices, Inc.	459,176	97,556,533
Applied Materials, Inc.	762,441	123,995,780
Broadcom, Inc.	4,319,529	1,001,439,603
Enphase Energy, Inc.(a)(b)	124,399	8,543,723
First Solar, Inc.(a)	99,780	17,585,227
Intel Corp.	3,968,301	79,564,435
KLA Corp.	123,706	77,949,625
Lam Research Corp.	1,189,976	85,951,966
Microchip Technology, Inc.	497,368	28,524,055
Micron Technology, Inc.	1,025,408	86,298,337
Monolithic Power Systems, Inc.	45,229	26,761,999
NVIDIA Corp.(b)	22,686,292	3,046,542,153
NXP Semiconductors NV	234,738	48,790,293
ON Semiconductor Corp.(a)(b)	395,827	24,956,892
QUALCOMM, Inc.	1,027,496	157,843,936
Skyworks Solutions, Inc.	145,898	12,938,235
Teradyne, Inc.	150,903	19,001,706
Texas Instruments, Inc.	843,654	158,193,562
		5,283,723,920
Software — 10.3%
Adobe, Inc.(a)	407,114	181,035,454
ANSYS, Inc.(a)	80,890	27,286,624
Autodesk, Inc.(a)	198,840	58,771,139
Cadence Design Systems, Inc.(a)	254,782	76,551,800
Crowdstrike Holdings, Inc., Class A(a)	214,938	73,543,186
Fair Isaac Corp.(a)	22,692	45,178,184
Fortinet, Inc.(a)	587,123	55,471,381
Gen Digital, Inc.	501,503	13,731,152
Intuit, Inc.	259,225	162,922,913
Microsoft Corp.	6,876,065	2,898,261,397
Oracle Corp.	1,486,508	247,711,693
Palantir Technologies, Inc., Class A(a)	1,872,815	141,640,998
Palo Alto Networks, Inc.(a)(b)	602,266	109,588,321
PTC, Inc.(a)	112,148	20,620,653
Roper Technologies, Inc.	99,118	51,526,492
Salesforce, Inc.	884,146	295,596,532
ServiceNow, Inc.(a)	190,517	201,970,882
Synopsys, Inc.(a)	142,511	69,169,139
Tyler Technologies, Inc.(a)	39,769	22,932,396
Workday, Inc., Class A(a)(b)	196,991	50,829,588
		4,804,339,924
Specialized REITs — 0.9%
American Tower Corp.	431,933	79,220,831
Crown Castle, Inc.	404,146	36,680,291
Digital Realty Trust, Inc.	287,249	50,937,865
24
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	88,322	$ 83,277,931
Extra Space Storage, Inc.	195,989	29,319,954
Iron Mountain, Inc.	273,325	28,729,191
Public Storage	147,023	44,024,567
SBA Communications Corp.(b)	100,147	20,409,959
VICI Properties, Inc.	972,194	28,397,787
Weyerhaeuser Co.	675,394	19,012,341
		420,010,717
Specialty Retail — 1.8%
AutoZone, Inc.(a)	15,633	50,056,866
Best Buy Co., Inc.	182,544	15,662,275
CarMax, Inc.(a)	145,430	11,890,357
Home Depot, Inc.	918,636	357,340,218
Lowe’s Cos., Inc.	524,655	129,484,854
O’Reilly Automotive, Inc.(a)	53,392	63,312,234
Ross Stores, Inc.	306,827	46,413,720
TJX Cos., Inc.	1,043,101	126,017,032
Tractor Supply Co.	500,225	26,541,938
Ulta Beauty, Inc.(a)	43,166	18,774,188
		845,493,682
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.(b)	13,979,698	3,500,795,973
Dell Technologies, Inc., Class C	267,252	30,798,120
Hewlett Packard Enterprise Co.	1,207,781	25,786,124
HP, Inc.	891,284	29,082,597
NetApp, Inc.	191,169	22,190,898
Seagate Technology Holdings PLC	194,195	16,760,970
Super Micro Computer, Inc.(a)(b)	462,660	14,101,877
Western Digital Corp.(a)(b)	304,539	18,159,661
		3,657,676,220
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	140,503	28,534,754
Lululemon Athletica, Inc.(a)	104,465	39,948,461
NIKE, Inc., Class B	1,101,111	83,321,070
Ralph Lauren Corp., Class A	36,888	8,520,390
Tapestry, Inc.	209,561	13,690,620
		174,015,295
Tobacco — 0.6%
Altria Group, Inc.	1,567,429	81,960,862
Philip Morris International, Inc.	1,437,970	173,059,690
		255,020,552
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	529,575	$ 38,081,738
United Rentals, Inc.	60,690	42,752,464
WW Grainger, Inc.	40,986	43,201,293
		124,035,495
Water Utilities — 0.1%
American Water Works Co., Inc.	178,985	22,281,843
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	450,771	99,498,683
Total Common Stocks — 99.2% (Cost: $16,459,217,226)		46,062,358,499
Investment Companies
Equity Funds — 0.6%
iShares Core S&P 500 ETF(c)	508,821	299,532,746
Total Investment Companies — 0.6% (Cost: $236,953,405)		299,532,746
Total Long-Term Investments — 99.8% (Cost: $16,696,170,631)		46,361,891,245
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	196,807,108	196,905,512
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	120,252,759	120,252,759
Total Short-Term Securities — 0.7% (Cost: $317,096,496)		317,158,271
Total Investments — 100.5% (Cost: $17,013,267,127)		46,679,049,516
Liabilities in Excess of Other Assets — (0.5)%		(227,144,285)
Net Assets — 100.0%		$ 46,451,905,231

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2024
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 213,530,225	$ —	$ (16,516,033)(a)	$ (60,001)	$ (48,679)	$ 196,905,512	196,807,108	$ 455,446 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	84,851,864	35,400,895 (a)	—	—	—	120,252,759	120,252,759	8,439,513	—
BlackRock, Inc.	101,130,797	10,344,277	(752,293)	45,574	27,255,531	138,023,886	134,643	2,606,952	—
iShares Core S&P 500 ETF	229,277,684	2,758,340,651	(2,781,417,278)	66,506,631	26,825,058	299,532,746	508,821	4,472,914	—
				$ 66,492,204	$ 54,031,910	$ 754,714,903		$ 15,974,825	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	455	03/21/25	$ 135,038	$ (1,680,534)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,680,534	$ —	$ —	$ —	$ 1,680,534

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 33,326,715	$ —	$ —	$ —	$ 33,326,715
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (2,747,598)	$ —	$ —	$ —	$ (2,747,598)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$172,121,747
26
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 46,062,358,499	$ —	$ —	$ 46,062,358,499
Investment Companies	299,532,746	—	—	299,532,746
Short-Term Securities
Money Market Funds	317,158,271	—	—	317,158,271
	$46,679,049,516	$—	$—	$46,679,049,516
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,680,534)	$ —	$ —	$ (1,680,534)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Master Portfolio Schedule of Investments
27

Statement of Assets and Liabilities
December 31, 2024

S&P 500 Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 45,924,334,613
Investments, at value — affiliated(c)	754,714,903
Cash pledged for futures contracts	6,994,000
Receivables:
Securities lending income — affiliated	59,520
Dividends — unaffiliated	28,044,354
Dividends — affiliated	346,843
Prepaid expenses	32,551
Total assets	46,714,526,784
LIABILITIES
Bank overdraft	25,288
Collateral on securities loaned	196,837,998
Payables:
Withdrawals to investors	64,693,452
Investment advisory fees	396,242
Trustees’ fees	61,653
Professional fees	83,670
Variation margin on futures contracts	523,250
Total liabilities	262,621,553
Commitments and contingent liabilities
NET ASSETS	$ 46,451,905,231
NET ASSETS CONSIST OF
Investors’ capital	$ 16,787,803,376
Net unrealized appreciation (depreciation)	29,664,101,855
NET ASSETS	$ 46,451,905,231
(a) Investments, at cost—unaffiliated	$16,405,990,815
(b) Securities loaned, at value	$191,401,532
(c) Investments, at cost—affiliated	$607,276,312
See notes to financial statements.
28
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

S&P 500 Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$565,764,310
Dividends — affiliated	15,519,379
Interest — unaffiliated	501,813
Securities lending income — affiliated — net	455,446
Foreign taxes withheld	(2,894,755)
Total investment income	579,346,193
EXPENSES
Investment advisory	4,224,122
Trustees	266,056
Professional	23,116
Total expenses	4,513,294
Less:
Fees waived and/or reimbursed by the Manager	(440,697)
Total expenses after fees waived and/or reimbursed	4,072,597
Net investment income	575,273,596
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,752,038)
Investments — affiliated	66,492,204
Futures contracts	33,326,715
85,066,881
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,485,058,249
Investments — affiliated	54,031,910
Futures contracts	(2,747,598)
8,536,342,561
Net realized and unrealized gain	8,621,409,442
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,196,683,038
See notes to financial statements.
Master Portfolio Statement of Operations
29

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$575,273,596	$537,336,198
Net realized gain	85,066,881	77,031,599
Net change in unrealized appreciation (depreciation)	8,536,342,561	7,075,494,284
Net increase in net assets resulting from operations	9,196,683,038	7,689,862,081
CAPITAL TRANSACTIONS
Proceeds from contributions	10,050,282,417	7,389,545,731
Value of withdrawals	(8,821,440,872)	(8,597,872,533)
Net increase (decrease) in net assets derived from capital transactions	1,228,841,545	(1,208,326,802)
NET ASSETS
Total increase in net assets	10,425,524,583	6,481,535,279
Beginning of year	36,026,380,648	29,544,845,369
End of year	$46,451,905,231	$36,026,380,648
See notes to financial statements.
30
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights

S&P 500 Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	24.94%	26.24%	(18.13)%	28.65%	18.42%
Ratios to Average Net Assets(a)
Total expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.36%	1.63%	1.60%	1.39%	1.82%
Supplemental Data
Net assets, end of year (000)	$46,451,905	$36,026,381	$29,544,845	$34,489,286	$26,992,973
Portfolio turnover rate	9%	10%	13%	6%	5%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Master Portfolio Financial Highlights
31

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Master Portfolio’s financial position or results of operations.
The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the
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Notes to Financial Statements  (continued)

designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements  (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 1,752,078	$ (1,752,078)	$ —	$ —
Barclays Capital, Inc.	939,445	(939,445)	—	—
BNP Paribas SA	5,315,120	(5,315,120)	—	—
BofA Securities, Inc.	7,671,632	(7,671,632)	—	—
Citigroup Global Markets, Inc.	18,391,540	(18,391,540)	—	—
Goldman Sachs & Co. LLC	14,659,040	(14,659,040)	—	—
Morgan Stanley	31,276,155	(31,276,155)	—	—
National Financial Services LLC	937,524	(937,524)	—	—
Natixis SA	41,851,294	(41,851,294)	—	—
UBS AG	32,502,898	(32,502,898)	—	—
Wells Fargo Bank N.A.	35,258,038	(35,258,038)	—	—
Wells Fargo Securities LLC	846,768	(846,768)	—	—
	$ 191,401,532	$ (191,401,532)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
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Notes to Financial Statements  (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2025. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $289,172.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amounts waived were $115,588.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the year ended December 31, 2024, the Manager waived $35,937 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements  (continued)

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Master Portfolio paid BTC $176,145 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
S&P 500 Index Master Portfolio	$ 574,416,728	$ 358,868,407	$ (39,693,066)
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $5,572,151,059 and $3,562,100,976, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Master Portfolio	$ 16,898,395,900	$ 30,612,184,067	$ (831,530,451)	$ 29,780,653,616
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement
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Notes to Financial Statements  (continued)

expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments.  An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Master Portfolio Notes to Financial Statements
37

Notes to Financial Statements  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
38
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Master Investment Portfolio and Investors of S&P 500 Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the "Master Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Master Portfolio Report of Independent Registered Public Accounting Firm
39

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
40
2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
41

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
42
2024 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Statement of Assets and Liabilities
December 31, 2024

iShares U.S. Aggregate Bond Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 3,028,323,303
Receivables:
Capital shares sold	15,461,201
Withdrawals from the Master Portfolio	2,097,379
Total assets	3,045,881,883
LIABILITIES
Payables:
Administration fees	41,951
Capital shares redeemed	17,557,860
Income dividend distributions	2,033,693
Other accrued expenses	720
Professional fees	11,527
Service fees	35,515
Total liabilities	19,681,266
Commitments and contingent liabilities
NET ASSETS	$ 3,026,200,617
NET ASSETS CONSIST OF
Paid-in capital	$ 3,372,025,941
Accumulated loss	(345,825,324)
NET ASSETS	$ 3,026,200,617
Fund Statement of Assets and Liabilities

Statement of Assets and Liabilities  (continued)
December 31, 2024

iShares U.S. Aggregate Bond Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 198,010,951
Shares outstanding	22,258,019
Net asset value	$ 8.90
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 159,165,492
Shares outstanding	17,892,516
Net asset value	$ 8.90
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 8,893,063
Shares outstanding	999,946
Net asset value	$ 8.89
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 2,660,131,111
Shares outstanding	298,820,905
Net asset value	$ 8.90
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

iShares U.S. Aggregate Bond Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$7,434,447
Interest — unaffiliated	96,831,677
Securities lending income — affiliated — net	877,531
Expenses	(1,160,367)
Fees waived	123,301
Total investment income	104,106,589
FUND EXPENSES
Administration — class specific	476,057
Service — class specific	402,534
Professional	11,505
Miscellaneous	4,469
Total expenses	894,565
Less:
Fees waived and/or reimbursed by the Administrator	(11,505)
Total expenses after fees waived and/or reimbursed	883,060
Net investment income	103,223,529
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(12,218,795)
Investments — affiliated	228,089
(11,990,706)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(52,941,338)
Investments — affiliated	(258,694)
(53,200,032)
Net realized and unrealized loss	(65,190,738)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,032,791
See notes to financial statements.
Fund Statement of Operations

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$103,223,529	$76,651,590
Net realized loss	(11,990,706)	(10,985,437)
Net change in unrealized appreciation (depreciation)	(53,200,032)	66,676,109
Net increase in net assets resulting from operations	38,032,791	132,342,262
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(7,990,012)	(7,025,382)
Investor A	(5,078,269)	(3,122,884)
Investor P	(270,176)	(218,829)
Class K	(88,683,782)	(65,475,102)
Return of capital
Institutional	—	(108,686)
Investor A	—	(52,081)
Investor P	—	(3,661)
Class K	—	(991,781)
Decrease in net assets resulting from distributions to shareholders	(102,022,239)	(76,998,406)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	469,070,970	338,518,402
NET ASSETS
Total increase in net assets	405,081,522	393,862,258
Beginning of year	2,621,119,095	2,227,256,837
End of year	$3,026,200,617	$2,621,119,095

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.10	$8.89	$10.48	$10.89	$10.39
Net investment income(a)	0.33	0.28	0.20	0.19	0.24
Net realized and unrealized gain (loss)	(0.21)	0.21	(1.56)	(0.39)	0.54
Net increase (decrease) from investment operations	0.12	0.49	(1.36)	(0.20)	0.78
Distributions(b)
From net investment income	(0.32)	(0.28)	(0.23)	(0.21)	(0.26)
From net realized gain	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.32)	(0.28)	(0.23)	(0.21)	(0.28)
Net asset value, end of year	$8.90	$9.10	$8.89	$10.48	$10.89
Total Return(d)
Based on net asset value	1.35%	5.66%	(13.09)%	(1.85)%	7.59%
Ratios to Average Net Assets(e)(f)
Total expenses	0.10%	0.10%	0.10%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.10%	0.09%	0.09%
Net investment income	3.61%	3.16%	2.13%	1.75%	2.18%
Supplemental Data
Net assets, end of year (000)	$198,011	$226,387	$248,151	$419,040	$371,074
Portfolio turnover rate of the Master Portfolio(g)	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	58%	44%	93%	89%	101%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.10	$8.89	$10.48	$10.89	$10.39
Net investment income(a)	0.30	0.26	0.18	0.16	0.21
Net realized and unrealized gain (loss)	(0.20)	0.21	(1.57)	(0.39)	0.54
Net increase (decrease) from investment operations	0.10	0.47	(1.39)	(0.23)	0.75
Distributions(b)
From net investment income	(0.30)	(0.26)	(0.20)	(0.18)	(0.23)
From net realized gain	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.30)	(0.26)	(0.20)	(0.18)	(0.25)
Net asset value, end of year	$8.90	$9.10	$8.89	$10.48	$10.89
Total Return(d)
Based on net asset value	1.10%	5.39%	(13.31)%	(2.09)%	7.33%
Ratios to Average Net Assets(e)(f)
Total expenses	0.35%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.34%	0.34%
Net investment income	3.36%	2.93%	1.90%	1.46%	1.98%
Supplemental Data
Net assets, end of year (000)	$159,165	$131,280	$96,331	$144,418	$161,624
Portfolio turnover rate of the Master Portfolio(g)	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	58%	44%	93%	89%	101%
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor P
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.09	$8.89	$10.48	$10.89	$10.39
Net investment income(a)	0.30	0.26	0.18	0.16	0.21
Net realized and unrealized gain (loss)	(0.20)	0.20	(1.57)	(0.39)	0.55
Net increase (decrease) from investment operations	0.10	0.46	(1.39)	(0.23)	0.76
Distributions(b)
From net investment income	(0.30)	(0.26)	(0.20)	(0.18)	(0.24)
From net realized gain	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.30)	(0.26)	(0.20)	(0.18)	(0.26)
Net asset value, end of year	$8.89	$9.09	$8.89	$10.48	$10.89
Total Return(d)
Based on net asset value	1.10%	5.28%	(13.31)%	(2.09)%	7.34%
Ratios to Average Net Assets(e)(f)
Total expenses	0.35%	0.35%	0.35%	0.34%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.34%	0.34%
Net investment income	3.36%	2.93%	1.91%	1.50%	1.95%
Supplemental Data
Net assets, end of year (000)	$8,893	$7,986	$7,148	$8,461	$7,045
Portfolio turnover rate of the Master Portfolio(g)	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	58%	44%	93%	89%	101%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.10	$8.90	$10.49	$10.90	$10.40
Net investment income(a)	0.33	0.29	0.21	0.19	0.25
Net realized and unrealized gain (loss)	(0.20)	0.20	(1.57)	(0.39)	0.54
Net increase (decrease) from investment operations	0.13	0.49	(1.36)	(0.20)	0.79
Distributions(b)
From net investment income	(0.33)	(0.29)	(0.23)	(0.21)	(0.27)
From net realized gain	—	—	—	(0.00)(c)	(0.02)
Return of capital	—	(0.00)(c)	—	(0.00)(c)	—
Total distributions	(0.33)	(0.29)	(0.23)	(0.21)	(0.29)
Net asset value, end of year	$8.90	$9.10	$8.90	$10.49	$10.90
Total Return(d)
Based on net asset value	1.40%	5.59%	(13.03)%	(1.80)%	7.64%
Ratios to Average Net Assets(e)(f)
Total expenses	0.05%	0.05%	0.05%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05%	0.04%	0.04%
Net investment income	3.66%	3.22%	2.23%	1.80%	2.29%
Supplemental Data
Net assets, end of year (000)	$2,660,131	$2,255,466	$1,875,627	$2,014,141	$2,165,698
Portfolio turnover rate of the Master Portfolio(g)	105%	78%	161%	175%	186%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	58%	44%	93%	89%	101%
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2024, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor P	Class K
Administration fees - class specific	0.06%	0.06%	0.06%	0.01%
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor P	Class K	Total
Administration fees — class specific	$ 134,513	$ 91,725	$ 4,883	$ 244,936	$ 476,057
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.  For the year ended December 31, 2024, BAL did not waive any amount.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor P	Total
iShares U.S. Aggregate Bond Index Fund	$ 382,188	$ 20,346	$ 402,534
Other Fees:  For the year ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $2,276.
Expense Limitations, Waivers and Reimbursements:  The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $11,505.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
iShares U.S. Aggregate Bond Index Fund
Ordinary income	$ 102,022,239	$ 75,842,196
Return of capital	—	1,156,210
	$ 102,022,239	$ 76,998,406
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iShares U.S. Aggregate Bond Index Fund	$ 347,223	$ (66,250,021)	$ (279,922,526)	$ (345,825,324)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities.

6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares U.S. Aggregate Bond Index Fund
Institutional
Shares sold	12,813,734	$ 115,116,643	19,175,477	$ 171,541,653
Shares issued in reinvestment of distributions	888,811	7,985,914	783,615	6,984,760
Shares redeemed	(16,334,442)	(146,471,456)	(22,970,770)	(206,237,308)
	(2,631,897)	$ (23,368,899)	(3,011,678)	$ (27,710,895)
Investor A
Shares sold	8,151,914	$ 73,085,978	6,159,976	$ 54,782,731
Shares issued in reinvestment of distributions	563,918	5,067,279	354,487	3,155,123
Shares redeemed	(5,256,863)	(47,414,647)	(2,911,812)	(25,930,005)
	3,458,969	$ 30,738,610	3,602,651	$ 32,007,849
Investor P
Shares sold	267,117	$ 2,399,774	215,970	$ 1,918,529
Shares issued in reinvestment of distributions	29,369	263,715	24,311	216,440
Shares redeemed	(174,738)	(1,570,938)	(165,927)	(1,480,440)
	121,748	$ 1,092,551	74,354	$ 654,529
Class K
Shares sold	111,736,871	$ 1,005,634,946	89,442,806	$ 799,679,795
Shares issued in reinvestment of distributions	9,818,942	88,271,934	7,395,568	65,907,250
Shares redeemed	(70,536,391)	(633,298,172)	(59,773,357)	(532,020,126)
	51,019,422	$ 460,608,708	37,065,017	$ 333,566,919
	51,968,242	$ 469,070,970	37,730,344	$ 338,518,402
As of December 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346  Investor P Shares of the Fund.
Fund Notes to Financial Statements

Notes to Financial Statements  (continued)

7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of iShares U.S. Aggregate Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares U.S. Aggregate Bond Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights  for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights  for each of the five years in the period ended December 31, 2024 n in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
iShares U.S. Aggregate Bond Index Fund	$ 35,736,831
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
iShares U.S. Aggregate Bond Index Fund	$ 102,022,239
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends
iShares U.S. Aggregate Bond Index Fund	$ 102,022,239

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 04/15/31	$1,000	$ 1,021,450
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	1,500	1,514,551
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3, 4.62%, 07/16/29	500	500,618
CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	4,000	4,071,876
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	360	359,538
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	100	107,997
Exeter Automobile Receivables Trust, Series 2024- 1A, Class B, 5.29%, 08/15/28	745	748,874
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/28	2,130	2,166,056
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3, 4.57%, 03/21/29	500	500,424
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/30	800	807,353
Series 2024-1, Class B, 5.23%, 12/15/28	210	211,235
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	1,009,518
Series 2024-A2, Class A, 4.29%, 10/15/29	600	595,930
Total Asset-Backed Securities — 0.4% (Cost: $13,570,668)		13,615,420
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	171	168,799
5.38%, 06/15/33	28	27,755
3.38%, 03/01/41	71	52,404
Omnicom Group, Inc.
2.45%, 04/30/30	121	106,233
2.60%, 08/01/31	68	58,130
5.30%, 11/01/34(a)	50	49,308
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	87	85,784
		548,413
Aerospace & Defense — 0.5%
Boeing Co.
2.75%, 02/01/26	171	166,818
2.20%, 02/04/26(a)	427	414,101
3.10%, 05/01/26	171	166,705
2.70%, 02/01/27	80	76,286
2.80%, 03/01/27	171	162,985
5.04%, 05/01/27	341	341,879
6.26%, 05/01/27	125	127,973
3.25%, 03/01/28	300	281,885
3.20%, 03/01/29	341	314,218
6.30%, 05/01/29	95	98,474
2.95%, 02/01/30	100	89,312
5.15%, 05/01/30(a)	800	788,786
6.39%, 05/01/31	440	460,029
6.13%, 02/15/33	74	76,475
6.53%, 05/01/34	140	146,665
3.25%, 02/01/35	275	218,971
5.71%, 05/01/40	341	324,420
3.38%, 06/15/46	87	56,007
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
3.85%, 11/01/48	$171	$ 117,232
3.90%, 05/01/49	130	90,483
3.75%, 02/01/50	243	165,735
5.81%, 05/01/50	500	465,077
6.86%, 05/01/54	245	260,397
3.95%, 08/01/59	100	66,023
5.93%, 05/01/60	427	395,107
7.01%, 05/01/64	30	31,834
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	300	276,944
General Dynamics Corp.
1.15%, 06/01/26(a)	78	74,528
2.13%, 08/15/26	87	83,855
3.75%, 05/15/28	87	84,436
2.25%, 06/01/31	61	52,065
4.25%, 04/01/40	171	149,240
2.85%, 06/01/41	83	59,178
4.25%, 04/01/50	87	71,819
General Electric Co.
6.75%, 03/15/32	200	219,111
5.88%, 01/14/38	100	103,051
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	92,812
5.95%, 02/01/37	100	103,422
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	271	243,414
5.35%, 01/15/30	50	50,099
5.75%, 01/15/35	50	49,865
L3Harris Technologies, Inc.
5.40%, 01/15/27	100	101,229
4.40%, 06/15/28	458	449,954
5.05%, 06/01/29	50	49,989
2.90%, 12/15/29	121	109,485
1.80%, 01/15/31	158	130,093
5.25%, 06/01/31(a)	45	45,028
5.40%, 07/31/33	205	204,633
5.35%, 06/01/34	35	34,853
5.60%, 07/31/53	100	96,799
5.50%, 08/15/54	70	67,237
Lockheed Martin Corp.
3.55%, 01/15/26	194	192,177
5.10%, 11/15/27	35	35,538
4.50%, 02/15/29	45	44,489
1.85%, 06/15/30	300	257,142
4.70%, 12/15/31(a)	30	29,526
3.90%, 06/15/32	58	53,876
5.25%, 01/15/33	50	50,529
4.80%, 08/15/34	50	48,525
3.60%, 03/01/35	65	56,985
4.50%, 05/15/36	141	132,192
4.07%, 12/15/42	189	157,515
4.70%, 05/15/46	130	116,162
4.09%, 09/15/52	187	147,917
4.15%, 06/15/53	140	111,876
5.70%, 11/15/54	110	112,040
5.20%, 02/15/55	140	131,880
4.30%, 06/15/62	140	110,984
5.90%, 11/15/63	40	41,745
5.20%, 02/15/64	100	92,750
Northrop Grumman Corp.
3.25%, 01/15/28	341	325,966
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.60%, 02/01/29	$50	$ 49,588
4.40%, 05/01/30	171	166,501
4.70%, 03/15/33	100	96,932
4.90%, 06/01/34	50	48,763
4.75%, 06/01/43	151	135,314
4.03%, 10/15/47	257	201,754
5.25%, 05/01/50	150	140,464
4.95%, 03/15/53	75	67,024
5.20%, 06/01/54	100	93,023
RTX Corp.
5.00%, 02/27/26	75	75,257
2.65%, 11/01/26(a)	300	290,411
5.75%, 11/08/26	100	101,781
3.50%, 03/15/27	171	166,792
3.13%, 05/04/27	171	165,056
4.13%, 11/16/28	411	400,034
5.75%, 01/15/29(a)	85	87,747
2.25%, 07/01/30	246	213,958
6.00%, 03/15/31	200	209,806
1.90%, 09/01/31	171	139,891
2.38%, 03/15/32	200	166,015
5.15%, 02/27/33	125	123,949
6.10%, 03/15/34	120	126,359
4.45%, 11/16/38	87	77,402
4.88%, 10/15/40	87	80,134
4.70%, 12/15/41	74	65,681
4.50%, 06/01/42	350	302,084
4.15%, 05/15/45	87	70,161
3.75%, 11/01/46	130	98,139
4.35%, 04/15/47	171	140,450
4.05%, 05/04/47	87	68,318
4.63%, 11/16/48	214	181,813
3.13%, 07/01/50	227	148,576
2.82%, 09/01/51	87	52,699
3.03%, 03/15/52	100	63,252
5.38%, 02/27/53(a)	95	90,207
6.40%, 03/15/54	155	168,573
		16,030,738
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29(a)	200	194,156
3.25%, 03/01/32(a)	102	88,009
5.15%, 09/13/34(a)	200	189,045
4.40%, 10/01/46(a)	87	65,437
3.10%, 12/01/51	171	99,974
4.15%, 05/01/52(a)	137	97,445
BorgWarner, Inc.(a)
2.65%, 07/01/27	156	148,386
4.95%, 08/15/29	50	49,723
5.40%, 08/15/34	50	49,211
Lear Corp.
2.60%, 01/15/32	71	59,187
5.25%, 05/15/49(a)	87	74,795
3.55%, 01/15/52(a)	74	48,507
Magna International, Inc.
5.05%, 03/14/29	225	226,094
Security	Par (000)	Value
Automobile Components (continued)
Magna International, Inc. (continued)
2.45%, 06/15/30	$60	$ 52,721
5.50%, 03/21/33(a)	20	20,239
		1,462,929
Automobiles — 0.6%
American Honda Finance Corp.
4.95%, 01/09/26	50	50,088
5.25%, 07/07/26	200	201,554
1.30%, 09/09/26	71	67,112
4.40%, 10/05/26	50	49,792
2.35%, 01/08/27	87	83,036
4.90%, 03/12/27	50	50,110
4.90%, 07/09/27(a)	50	50,174
4.45%, 10/22/27	50	49,630
4.70%, 01/12/28	220	219,413
2.00%, 03/24/28	93	85,057
5.13%, 07/07/28	300	302,046
5.65%, 11/15/28	50	51,353
2.25%, 01/12/29	87	78,491
4.90%, 03/13/29	50	49,828
4.40%, 09/05/29	50	48,616
4.60%, 04/17/30(a)	60	58,975
5.85%, 10/04/30	50	52,084
5.05%, 07/10/31	50	49,509
4.85%, 10/23/31	50	48,920
4.90%, 01/10/34(a)	35	33,647
AutoNation, Inc.
1.95%, 08/01/28	74	66,527
2.40%, 08/01/31	78	64,356
3.85%, 03/01/32	80	71,703
Cummins, Inc.
4.88%, 10/01/43	300	274,950
2.60%, 09/01/50	87	51,813
Ford Motor Co.
4.35%, 12/08/26	150	147,643
9.63%, 04/22/30	50	57,696
7.45%, 07/16/31(a)	100	107,434
3.25%, 02/12/32	100	83,170
6.10%, 08/19/32	200	199,032
4.75%, 01/15/43	200	157,668
7.40%, 11/01/46(a)	100	105,745
5.29%, 12/08/46(a)	200	171,289
Ford Motor Credit Co. LLC
4.39%, 01/08/26	400	396,805
6.95%, 03/06/26	400	407,027
6.95%, 06/10/26	200	204,524
4.54%, 08/01/26	200	197,708
2.70%, 08/10/26	200	192,062
5.80%, 03/05/27	200	201,887
5.85%, 05/17/27	200	202,145
4.95%, 05/28/27	200	198,176
4.13%, 08/17/27	200	193,374
7.35%, 11/04/27	400	418,831
6.80%, 05/12/28	200	206,671
6.80%, 11/07/28	200	207,235
5.80%, 03/08/29	200	200,071
7.35%, 03/06/30	200	211,788
4.00%, 11/13/30	200	180,164
7.12%, 11/07/33	200	208,737

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
6.13%, 03/08/34	$200	$ 195,678
General Motors Co.
4.20%, 10/01/27	171	167,720
6.80%, 10/01/27(a)	104	108,616
5.40%, 10/15/29(a)	65	65,445
5.60%, 10/15/32(a)	100	100,853
5.00%, 04/01/35	130	122,016
6.60%, 04/01/36	187	196,288
5.15%, 04/01/38	287	264,068
6.25%, 10/02/43	150	148,138
5.20%, 04/01/45	171	148,270
6.75%, 04/01/46	133	138,804
5.95%, 04/01/49	112	105,801
General Motors Financial Co., Inc.
5.25%, 03/01/26	179	179,495
5.40%, 04/06/26	65	65,363
1.50%, 06/10/26	171	162,972
4.35%, 01/17/27	87	85,993
2.35%, 02/26/27	171	162,031
5.00%, 04/09/27	200	200,225
5.40%, 05/08/27	250	252,612
5.35%, 07/15/27	60	60,597
2.70%, 08/20/27	171	161,561
6.00%, 01/09/28(a)	50	51,303
2.40%, 04/10/28	89	81,771
5.80%, 06/23/28(a)	55	56,100
2.40%, 10/15/28	168	152,305
5.80%, 01/07/29	75	76,510
5.65%, 01/17/29	87	88,292
4.30%, 04/06/29	300	289,710
5.55%, 07/15/29	145	146,587
4.90%, 10/06/29	50	49,252
5.85%, 04/06/30	45	45,960
3.60%, 06/21/30	90	82,502
2.70%, 06/10/31	122	103,370
5.60%, 06/18/31	30	30,150
3.10%, 01/12/32	75	64,202
6.40%, 01/09/33	75	77,741
6.10%, 01/07/34	175	177,535
5.95%, 04/04/34(a)	100	100,522
5.45%, 09/06/34(a)	50	48,524
Honda Motor Co. Ltd., 2.97%, 03/10/32	133	115,314
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	121,546
PACCAR Financial Corp.
4.45%, 03/30/26	220	219,838
1.10%, 05/11/26(a)	110	105,015
5.20%, 11/09/26(a)	25	25,342
2.00%, 02/04/27	75	71,306
5.00%, 05/13/27	50	50,568
4.45%, 08/06/27	50	49,953
4.60%, 01/10/28	100	99,811
4.60%, 01/31/29(a)	50	49,876
4.00%, 09/26/29	25	24,180
5.00%, 03/22/34(a)	25	25,137
Series R, 4.50%, 11/25/26	40	40,007
Toyota Motor Corp.
1.34%, 03/25/26	87	83,674
5.28%, 07/13/26	40	40,434
5.12%, 07/13/28	250	253,403
2.76%, 07/02/29	65	59,957
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Corp. (continued)
2.36%, 03/25/31	$87	$ 75,361
5.12%, 07/13/33	45	45,469
Toyota Motor Credit Corp.
4.80%, 01/05/26	50	50,118
5.20%, 05/15/26	50	50,439
4.45%, 05/18/26	80	79,886
1.13%, 06/18/26	210	200,001
4.55%, 08/07/26	30	30,020
5.00%, 08/14/26	100	100,680
5.40%, 11/20/26(a)	50	50,772
1.90%, 01/13/27	171	162,201
3.05%, 03/22/27	171	165,453
1.15%, 08/13/27	200	183,145
4.55%, 09/20/27	100	99,991
4.35%, 10/08/27	75	74,475
4.63%, 01/12/28	40	39,917
1.90%, 04/06/28	189	172,801
5.25%, 09/11/28	225	228,154
4.65%, 01/05/29	50	49,670
3.65%, 01/08/29	171	163,561
5.05%, 05/16/29	50	50,361
4.45%, 06/29/29	100	98,399
4.55%, 08/09/29	300	296,330
2.15%, 02/13/30	87	76,236
3.38%, 04/01/30	300	277,917
4.55%, 05/17/30	80	78,727
5.10%, 03/21/31(a)	250	250,836
1.90%, 09/12/31	121	99,147
4.60%, 10/10/31	75	73,012
4.70%, 01/12/33	45	43,769
4.80%, 01/05/34	100	97,154
Series B, 5.00%, 03/19/27	50	50,438
		16,830,349
Banks — 5.9%
African Development Bank
4.63%, 01/04/27	1,000	1,004,364
4.38%, 03/14/28	600	599,280
Asian Development Bank
3.75%, 04/25/28(a)	1,000	980,546
4.50%, 08/25/28	300	301,423
4.00%, 01/12/33	400	382,905
3.88%, 06/14/33	200	189,226
Asian Infrastructure Investment Bank, 4.88%, 09/14/26	1,000	1,008,780
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(b)	200	219,286
Banco Santander SA
1.85%, 03/25/26	400	384,737
4.25%, 04/11/27	200	196,494
5.29%, 08/18/27	400	402,475
5.59%, 08/08/28	200	202,674
2.75%, 12/03/30	400	338,739
5.44%, 07/15/31	200	199,593
6.92%, 08/08/33	200	209,892
6.94%, 11/07/33	200	217,556
6.35%, 03/14/34(a)	200	202,770
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	200	189,070
(1-year CMT + 0.95%), 5.37%, 07/15/28(b)	200	201,369
(1-year CMT + 1.65%), 6.53%, 11/07/27(b)	200	205,748
Bank of America Corp.
4.45%, 03/03/26	229	228,051
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
3.50%, 04/19/26	$111	$ 109,342
4.25%, 10/22/26	221	219,104
3.25%, 10/21/27(a)	236	227,447
6.11%, 01/29/37	350	362,558
7.75%, 05/14/38	200	233,627
5.88%, 02/07/42	189	197,177
5.00%, 01/21/44(a)	214	199,828
4.88%, 04/01/44	171	156,580
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	600	571,996
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	362	345,151
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	341	309,481
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	377	318,102
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	495	412,658
(1-day SOFR + 1.29%), 5.08%, 01/20/27(b)	230	230,666
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	536	460,741
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	457	392,808
(1-day SOFR + 1.34%), 5.93%, 09/15/27(b)	150	152,681
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	291	243,109
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	341	286,891
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	70	44,497
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	250	256,173
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	336	332,432
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	211	157,906
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	245	246,144
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)	690	690,755
(1-day SOFR + 1.74%), 5.52%, 10/25/35(b)	300	293,316
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	373	354,468
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	350	359,465
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	140	86,148
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	520	515,631
(1-day SOFR + 1.91%), 5.43%, 08/15/35(b)	200	194,663
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	511	354,752
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	155	160,473
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	420	420,883
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	300	264,290
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	610	598,299
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	397	349,077
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	700	671,137
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(b)	471	463,436
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	171	165,840
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	251	231,222
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	171	154,532
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	104	80,168
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	300	287,499
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	249	242,595
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	171	145,563
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	87	84,238
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	171	166,545
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	$341	$ 279,149
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	341	334,124
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	257	228,574
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	197	165,917
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	350	273,989
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	171	139,321
Series L, 4.18%, 11/25/27	171	167,852
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(b)	291	280,403
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	291	250,857
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	124	87,325
Bank of America N.A.
5.53%, 08/18/26	250	253,300
Series BKNT, 6.00%, 10/15/36	250	259,578
Bank of Montreal
5.30%, 06/05/26	40	40,367
5.27%, 12/11/26	40	40,467
2.65%, 03/08/27	133	127,662
5.37%, 06/04/27	75	76,105
5.20%, 02/01/28	150	151,165
5.72%, 09/25/28	100	102,541
5.51%, 06/04/31	75	76,189
(1-day SOFR + 1.25%), 4.64%, 09/10/30(b)	50	49,023
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	241	200,252
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	87	83,208
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	50	49,845
Series H, 4.70%, 09/14/27(a)	200	199,855
Bank of New York Mellon Corp.
2.80%, 05/04/26	70	68,473
1.05%, 10/15/26	171	160,848
2.05%, 01/26/27(a)	71	67,616
3.25%, 05/16/27	130	126,166
1.65%, 07/14/28(a)	75	67,815
3.85%, 04/26/29(a)	118	113,982
3.30%, 08/23/29	171	158,851
1.80%, 07/28/31	51	42,256
2.50%, 01/26/32(a)	87	73,851
(1-day SOFR + 0.84%), 4.89%, 07/21/28(b)	100	100,404
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	100	100,417
(1-day SOFR + 1.09%), 4.98%, 03/14/30(b)	150	150,206
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	98,184
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	100	99,243
(1-day SOFR + 1.23%), 5.06%, 07/22/32(b)	100	99,746
(1-day SOFR + 1.25%), 5.23%, 11/20/35(b)	75	74,641
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	100	94,371
(1-day SOFR + 1.42%), 5.19%, 03/14/35(b)	150	148,481
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	100	96,150
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	75	78,794
(1-day SOFR + 1.76%), 4.60%, 07/26/30(b)	115	113,587
(1-day SOFR + 1.77%), 5.61%, 07/21/39(b)	25	25,150
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	75	80,984
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)	80	82,126
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	180	186,411

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (continued)
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	$91	$ 88,684
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	100	98,003
Bank of Nova Scotia
4.75%, 02/02/26	60	60,017
2.70%, 08/03/26	87	84,415
1.30%, 09/15/26	240	226,948
5.35%, 12/07/26	50	50,642
1.95%, 02/02/27	171	161,613
5.40%, 06/04/27	50	50,786
5.25%, 06/12/28(a)	60	60,625
5.45%, 08/01/29	50	50,916
4.85%, 02/01/30	60	59,574
2.15%, 08/01/31	171	142,219
2.45%, 02/02/32	171	142,726
5.65%, 02/01/34	250	254,614
(1-day SOFR + 1.00%), 4.40%, 09/08/28(b)	50	49,498
(1-day SOFR + 1.44%), 4.74%, 11/10/32(a)(b)	50	48,374
Barclays PLC
4.38%, 01/12/26	200	199,049
4.97%, 05/16/29	400	396,153
5.25%, 08/17/45	250	233,197
4.95%, 01/10/47	200	177,720
(1-day SOFR + 1.56%), 4.94%, 09/10/30(b)	200	196,076
(1-day SOFR + 1.74%), 5.69%, 03/12/30(b)	200	201,938
(1-day SOFR + 1.91%), 5.34%, 09/10/35(b)	200	192,096
(1-day SOFR + 2.21%), 5.83%, 05/09/27(b)	200	202,154
(1-day SOFR + 2.42%), 6.04%, 03/12/55(b)	200	199,880
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	200	211,710
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	200	205,438
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(b)	200	212,250
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	222	211,160
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	490	415,251
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	222	160,681
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	300	303,241
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	200	211,993
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	200	220,041
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	341	324,568
5.62%, 07/17/26	25	25,317
5.93%, 10/02/26	50	51,023
5.24%, 06/28/27	75	75,803
5.00%, 04/28/28	60	60,156
5.99%, 10/03/28(a)	50	51,592
5.26%, 04/08/29	75	75,597
6.09%, 10/03/33	250	261,286
(1-day SOFR + 0.93%), 4.51%, 09/11/27(a)(b)	50	49,771
(1-day SOFR + 1.34%), 4.63%, 09/11/30(b)	50	48,980
Citibank N.A.
4.93%, 08/06/26	250	250,995
5.80%, 09/29/28(a)	250	257,805
4.84%, 08/06/29	250	248,933
Series BKNT, 5.44%, 04/30/26	250	252,244
Series BKNT, 5.49%, 12/04/26	250	253,741
Series BKNT, 5.57%, 04/30/34	250	252,925
Citigroup, Inc.
3.70%, 01/12/26	171	169,291
4.60%, 03/09/26	280	279,238
3.40%, 05/01/26	237	232,914
3.20%, 10/21/26	427	415,254
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
4.30%, 11/20/26	$53	$ 52,520
4.45%, 09/29/27	250	246,613
4.13%, 07/25/28(a)	130	126,391
6.63%, 06/15/32	74	79,058
6.13%, 08/25/36	184	187,710
8.13%, 07/15/39	100	123,416
5.88%, 01/30/42	127	129,801
6.68%, 09/13/43	87	95,477
5.30%, 05/06/44	87	81,889
4.65%, 07/30/45(a)	130	113,440
4.75%, 05/18/46(a)	257	225,830
4.65%, 07/23/48(a)	257	219,905
(1-day SOFR + 0.77%), 1.12%, 01/28/27(b)	376	361,087
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	400	380,856
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	171	151,292
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	207	175,205
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	484	403,580
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	171	164,481
(1-day SOFR + 1.34%), 4.54%, 09/19/30(b)	250	242,925
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	257	220,774
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	320	319,757
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	87	60,928
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	371	334,602
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)	250	247,887
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	150	149,058
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	713	640,145
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	200	199,021
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	500	483,247
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	457	398,304
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	200	209,720
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	300	305,620
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	410	394,078
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	341	328,188
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	200	166,719
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)	200	194,035
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	177	168,989
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	371	359,374
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	171	167,621
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)(b)	171	139,543
(5-year CMT + 1.73%), 5.41%, 09/19/39(b)	100	95,232
Citizens Financial Group, Inc.
2.85%, 07/27/26(a)	257	248,444
2.50%, 02/06/30	61	53,365
2.64%, 09/30/32	100	80,362
(1-day SOFR + 1.91%), 5.72%, 07/23/32(b)	75	75,261
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	200	202,946
(5-year CMT + 2.75%), 5.64%, 05/21/37(a)(b)	61	59,062
Comerica, Inc., 4.00%, 02/01/29(a)	171	162,137
Cooperatieve Rabobank UA
5.75%, 12/01/43	250	248,180
Series BKNT, 5.25%, 05/24/41	176	170,730
Corp. Andina de Fomento, 5.00%, 01/24/29	300	301,164
Council of Europe Development Bank, 3.75%, 05/25/26	500	495,064
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG, 4.10%, 01/13/26	$62	$ 61,550
Deutsche Bank AG/New York
5.37%, 09/09/27	200	202,937
(1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	353	335,521
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	192	182,629
(1-day SOFR + 1.70%), 5.00%, 09/11/30(b)	150	146,621
(1-day SOFR + 2.05%), 5.40%, 09/11/35(b)	150	142,119
(1-day SOFR + 2.52%), 7.15%, 07/13/27(b)	150	154,578
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	200	174,584
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	496	445,308
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	150	155,750
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	200	205,863
Discover Bank, Series BKNT, 3.45%, 07/27/26	250	244,387
European Investment Bank
3.88%, 03/15/28	1,000	984,737
4.00%, 02/15/29	600	589,843
3.63%, 07/15/30	1,000	958,418
3.75%, 02/14/33	1,000	940,892
Fifth Third Bancorp
2.55%, 05/05/27	121	114,897
3.95%, 03/14/28	200	193,581
8.25%, 03/01/38	75	89,921
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	171	161,456
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	61	59,693
(1-day SOFR + 1.49%), 4.90%, 09/06/30(b)	100	98,633
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)	61	56,666
(1-day SOFR + 1.84%), 5.63%, 01/29/32(a)(b)	200	202,228
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	100	97,973
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	100	103,396
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,156
Goldman Sachs Bank USA/New York(b)
(1-day SOFR + 0.75%), 5.41%, 05/21/27	175	176,365
Series BKNT, (1-day SOFR + 0.78%), 5.28%, 03/18/27	425	427,414
Goldman Sachs Group, Inc.
3.75%, 02/25/26	217	214,603
3.50%, 11/16/26	341	333,409
5.95%, 01/15/27(a)	87	89,155
3.85%, 01/26/27(a)	341	334,631
2.60%, 02/07/30	341	302,056
3.80%, 03/15/30	200	187,556
6.45%, 05/01/36	110	116,120
6.75%, 10/01/37	651	696,935
6.25%, 02/01/41	171	180,006
4.80%, 07/08/44	214	189,148
5.15%, 05/22/45	257	237,009
4.75%, 10/21/45	200	176,982
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	427	409,930
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)(b)	341	322,440
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	683	648,015
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	250	206,314
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	197	187,891
(1-day SOFR + 1.14%), 4.69%, 10/23/30(b)	335	327,976
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)	320	318,098
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	477	397,532
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	274	231,593
(1-day SOFR + 1.27%), 5.73%, 04/25/30(b)	205	209,225
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	450	383,456
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	391	336,991
(1-day SOFR + 1.42%), 5.02%, 10/23/35(b)	440	421,090
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	150	104,221
(1-day SOFR + 1.51%), 4.39%, 06/15/27(b)	125	124,256
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	171	124,611
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	$315	$ 320,953
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	320	314,027
(1-day SOFR + 1.58%), 5.56%, 11/19/45(b)	200	193,151
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	216	160,793
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	200	197,686
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	250	261,944
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	500	486,216
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(b)	200	214,986
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	341	327,970
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	371	360,988
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	341	288,762
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	171	150,704
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	427	414,729
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	250	277,206
HSBC Holdings PLC
6.50%, 05/02/36	297	303,501
6.50%, 09/15/37	460	470,777
6.80%, 06/01/38	250	261,682
6.10%, 01/14/42(a)	171	181,229
5.25%, 03/14/44(a)	232	214,363
(1-day SOFR + 1.04%), 5.13%, 11/19/28(b)	200	199,936
(1-day SOFR + 1.06%), 5.60%, 05/17/28(b)	200	202,144
(1-day SOFR + 1.29%), 5.29%, 11/19/30(b)	200	198,672
(1-day SOFR + 1.46%), 5.55%, 03/04/30(b)	200	201,432
(1-day SOFR + 1.52%), 5.73%, 05/17/32(b)	200	202,332
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)	400	405,855
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(b)	200	201,386
(1-day SOFR + 1.97%), 6.16%, 03/09/29(a)(b)	200	205,411
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	200	198,638
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	349	306,423
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	300	311,340
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	285	267,157
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	600	602,479
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)(b)	225	237,693
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	200	206,235
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	200	217,358
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	300	337,370
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	211	206,554
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	611	576,792
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	215	227,869
Huntington Bancshares, Inc.(b)
(1-day SOFR + 1.28%), 5.27%, 01/15/31	50	50,039
(1-day SOFR + 1.97%), 4.44%, 08/04/28	260	257,338
(1-day SOFR + 2.05%), 5.02%, 05/17/33	73	70,161
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35	100	99,806
Huntington National Bank
5.65%, 01/10/30	250	254,485
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(a)(b)	280	277,794
ING Groep NV
3.95%, 03/29/27	250	245,644
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	350	336,419
(1-day SOFR + 1.44%), 5.34%, 03/19/30(b)	200	200,797
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)	200	198,784
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	211	206,681

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
ING Groep NV (continued)
(1-day SOFR + 2.09%), 6.11%, 09/11/34(a)(b)	$200	$ 207,058
Inter-American Development Bank
4.00%, 01/12/28(a)	500	494,456
3.50%, 04/12/33(a)	1,000	919,968
4.50%, 09/13/33	300	296,132
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,000	971,422
4.63%, 08/01/28	750	754,867
3.88%, 02/14/30(a)	1,000	972,650
4.00%, 01/10/31	750	727,444
4.75%, 11/14/33	200	200,771
International Finance Corp., 4.50%, 07/13/28	500	502,046
JPMorgan Chase & Co.
3.30%, 04/01/26	87	85,671
3.20%, 06/15/26	171	167,764
2.95%, 10/01/26	500	487,150
7.63%, 10/15/26	87	91,272
4.13%, 12/15/26	87	86,080
4.25%, 10/01/27(a)	87	86,359
3.63%, 12/01/27	171	166,104
6.40%, 05/15/38	389	424,580
5.50%, 10/15/40	66	65,670
5.60%, 07/15/41	96	96,918
5.40%, 01/06/42	71	70,062
5.63%, 08/16/43	87	86,711
4.85%, 02/01/44	74	68,103
4.95%, 06/01/45	214	194,302
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	171	161,759
(1-day SOFR + 0.86%), 4.51%, 10/22/28(b)	135	133,806
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	875	840,200
(1-day SOFR + 0.93%), 5.57%, 04/22/28(b)	250	254,246
(1-day SOFR + 0.93%), 4.98%, 07/22/28(b)	60	60,191
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	240	218,078
(1-day SOFR + 1.04%), 4.60%, 10/22/30(b)	250	245,243
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	341	282,645
(1-day SOFR + 1.13%), 5.00%, 07/22/30(b)	450	448,054
(1-day SOFR + 1.16%), 5.58%, 04/22/30(b)	450	458,886
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	111	106,775
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	276	232,811
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)	105	105,389
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	403	348,343
(1-day SOFR + 1.31%), 5.01%, 01/23/30(b)	225	224,795
(1-day SOFR + 1.33%), 6.07%, 10/22/27(b)	195	199,577
(1-day SOFR + 1.34%), 4.95%, 10/22/35(b)	390	375,774
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	235	237,363
(1-day SOFR + 1.46%), 5.29%, 07/22/35(b)	375	370,975
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	392	287,830
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)	165	168,780
(1-day SOFR + 1.55%), 5.53%, 11/29/45(b)	150	146,423
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	472	466,355
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	185	191,890
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	400	273,516
(1-day SOFR + 1.62%), 5.34%, 01/23/35(b)	555	551,476
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	200	196,033
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	267	256,061
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)	655	692,266
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	445	444,690
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	600	599,804
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	275	242,265
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	445	435,084
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	291	192,603
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(b)	200	204,278
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(b)	$600	$ 576,444
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	171	142,086
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	471	451,868
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	400	343,126
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	581	563,305
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(a)(b)	171	161,929
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	100	77,041
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(b)	200	198,446
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)	400	360,326
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	257	173,628
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	202	196,566
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)	427	418,457
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	341	333,767
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	171	145,896
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	300	291,500
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	427	333,878
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	87	68,631
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	171	141,583
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	189	140,109
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	341	305,028
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	341	332,263
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26	250	252,633
KeyBank NA/Cleveland OH
5.00%, 01/26/33	250	239,779
Series BKNT, 5.85%, 11/15/27(a)	250	256,217
KeyCorp.
2.25%, 04/06/27	87	82,085
2.55%, 10/01/29	87	77,386
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)	105	99,292
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(b)	100	104,081
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26	741	712,816
3.63%, 04/01/26	1,500	1,486,597
3.00%, 05/20/27	700	678,599
3.50%, 08/27/27	400	391,571
3.75%, 02/15/28	400	392,782
3.88%, 06/15/28	700	688,703
4.00%, 03/15/29(a)	600	590,395
1.75%, 09/14/29	257	228,077
4.13%, 07/15/33(a)	1,400	1,348,638
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
4.38%, 02/28/34	$500	$ 489,556
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	341	279,432
Series 44, 3.88%, 06/14/28	200	196,927
Lloyds Banking Group PLC
3.75%, 01/11/27	1,000	977,517
4.34%, 01/09/48	249	195,096
(1-year CMT + 0.85%), 5.09%, 11/26/28(b)	200	200,222
(1-year CMT + 1.07%), 5.72%, 06/05/30(b)	200	203,347
(1-year CMT + 1.20%), 5.59%, 11/26/35(a)(b)	200	198,246
(1-year CMT + 1.48%), 5.99%, 08/07/27(b)	250	253,718
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	200	203,719
(1-year CMT + 1.75%), 5.68%, 01/05/35(b)	200	199,170
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	222	216,039
(1-year CMT + 2.30%), 4.98%, 08/11/33(a)(b)	200	192,160
(1-year CMT + 3.75%), 7.95%, 11/15/33(a)(b)	225	251,132
M&T Bank Corp.(b)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	191,530
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	98,937
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	250	249,320
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	500	494,806
2.76%, 09/13/26	250	242,180
3.29%, 07/25/27	171	165,697
3.96%, 03/02/28	171	166,797
3.74%, 03/07/29	341	326,202
3.20%, 07/18/29	200	185,533
2.56%, 02/25/30	349	309,892
4.29%, 07/26/38(a)	87	79,358
3.75%, 07/18/39	200	167,768
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	220	209,313
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	200	167,202
(1-year CMT + 0.97%), 2.49%, 10/13/32(b)	215	181,348
(1-year CMT + 1.00%), 5.43%, 04/17/35(b)	200	200,176
(1-year CMT + 1.10%), 2.85%, 01/19/33(b)	200	171,609
(1-year CMT + 1.30%), 4.08%, 04/19/28(b)	220	216,234
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	200	202,602
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	200	200,732
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	250	248,073
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	200	202,910
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	167,318
(1-year CMT + 0.67%), 1.23%, 05/22/27(b)	349	332,182
(1-year CMT + 1.25%), 3.26%, 05/22/30(b)	380	352,963
(1-year CMT + 1.30%), 5.59%, 07/10/35(a)(b)	200	201,950
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	200	204,645
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	200	203,875
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	520	527,090
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	520	528,773
Morgan Stanley
3.88%, 01/27/26	300	297,679
3.13%, 07/27/26	87	84,985
4.35%, 09/08/26	257	255,017
3.63%, 01/20/27	341	334,784
3.95%, 04/23/27	287	281,262
3.59%, 07/22/28(b)	384	370,293
7.25%, 04/01/32	50	56,177
3.97%, 07/22/38(b)	171	145,440
6.38%, 07/24/42	181	195,549
4.30%, 01/27/45	171	140,951
4.38%, 01/22/47	257	214,618
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	326	309,813
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	$366	$ 350,822
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	244	232,523
(1-day SOFR + 1.01%), 5.65%, 04/13/28(b)	225	228,802
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	300	245,380
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	338	275,752
(1-day SOFR + 1.10%), 4.65%, 10/18/30(b)	325	318,035
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	341	302,982
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	387	320,442
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	281	235,452
(1-day SOFR + 1.22%), 5.04%, 07/19/30(b)	225	224,223
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)	390	397,006
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	343	293,871
(1-day SOFR + 1.30%), 5.05%, 01/28/27(b)	105	105,356
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	459	373,320
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(b)	221	134,968
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	250	250,357
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	535	395,540
(1-day SOFR + 1.56%), 5.32%, 07/19/35(b)	275	270,493
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	285	290,427
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	255	255,718
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	646	636,751
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	540	546,033
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	295	284,296
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	295	295,811
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	300	298,324
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)	280	292,466
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)(b)	255	251,097
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	340	337,628
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	130	139,696
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	70	67,816
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	250	259,194
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	200	211,561
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	114	110,760
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	400	371,531
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	171	169,118
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	410	395,389
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	211	188,877
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	330	321,175
(5-year CMT + 1.80%), 5.94%, 02/07/39(b)	100	100,328
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	90	90,093
Morgan Stanley Bank NA
(1-day SOFR + 0.68%), 4.45%, 10/15/27(b)	250	248,342
Series BKNT, 4.75%, 04/21/26	250	250,268
Series BKNT, 5.88%, 10/30/26	250	255,250
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(b)	250	253,481
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(b)	250	250,359
National Australia Bank Ltd./New York
3.38%, 01/14/26	400	395,365
4.90%, 06/13/28(a)	550	552,851
NatWest Group PLC
5.08%, 01/27/30	450	445,356
(1-year CMT + 1.50%), 5.78%, 03/01/35(b)	200	201,220
(1-year CMT + 2.10%), 6.02%, 03/02/34(b)	200	204,882
(5-year CMT + 2.35%), 3.03%, 11/28/35(b)	300	259,361
Northern Trust Corp.
4.00%, 05/10/27	102	100,658
3.65%, 08/03/28(a)	87	84,008

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp. (continued)
3.15%, 05/03/29	$87	$ 81,457
6.13%, 11/02/32(a)	130	137,141
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	500	497,675
3.75%, 09/05/29	300	290,746
PNC Bank NA, Series BKNT, 4.05%, 07/26/28	300	289,815
PNC Financial Services Group, Inc.
1.15%, 08/13/26	171	161,577
3.45%, 04/23/29	341	322,680
2.55%, 01/22/30	671	595,872
(1-day SOFR + 0.80%), 5.10%, 07/23/27(b)	125	125,604
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	171	143,779
(1-day SOFR + 1.20%), 5.49%, 05/14/30(b)	125	126,763
(1-day SOFR + 1.26%), 4.81%, 10/21/32(b)	100	97,327
(1-day SOFR + 1.34%), 5.30%, 01/21/28(b)	35	35,300
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)	60	59,534
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	135	136,916
(1-day SOFR + 1.84%), 5.58%, 06/12/29(b)	774	787,510
(1-day SOFR + 1.90%), 5.68%, 01/22/35(b)	200	202,309
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	205	199,713
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	100	102,996
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	295	322,011
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(b)	230	229,686
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(b)	100	103,024
Regions Financial Corp.
1.80%, 08/12/28	341	303,737
(1-day SOFR + 1.49%), 5.72%, 06/06/30(a)(b)	50	50,692
(1-day SOFR + 2.06%), 5.50%, 09/06/35(b)	100	97,650
Royal Bank of Canada
4.88%, 01/12/26	100	100,270
0.88%, 01/20/26(a)	341	328,188
4.65%, 01/27/26	121	120,845
1.20%, 04/27/26	281	268,841
1.15%, 07/14/26	171	162,419
5.20%, 07/20/26	75	75,701
1.40%, 11/02/26	76	71,763
4.88%, 01/19/27	50	50,193
2.05%, 01/21/27	87	82,604
3.63%, 05/04/27	79	77,182
4.24%, 08/03/27(a)	100	98,814
6.00%, 11/01/27	100	103,270
4.90%, 01/12/28(a)	100	100,068
5.20%, 08/01/28	175	176,452
4.95%, 02/01/29	550	551,136
2.30%, 11/03/31	200	167,946
3.88%, 05/04/32	79	72,665
5.00%, 02/01/33	100	98,287
5.00%, 05/02/33	80	78,632
5.15%, 02/01/34	50	49,373
(1-day SOFR + 0.79%), 5.07%, 07/23/27(b)	125	125,574
(1-day SOFR + 1.10%), 4.97%, 08/02/30(b)	125	124,043
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(b)	65	64,757
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(b)	65	64,461
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(b)	250	244,852
Santander Holdings USA, Inc.
3.24%, 10/05/26	341	330,845
4.40%, 07/13/27	100	98,823
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	140	132,772
(1-day SOFR + 1.94%), 5.35%, 09/06/30(b)	100	98,825
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(b)	85	86,123
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	70	71,927
(1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	40	40,821
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA, Inc. (continued)
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	$28	$ 28,912
(1-day SOFR + 3.28%), 7.66%, 11/09/31(b)	50	54,676
Santander U.K. Group Holdings PLC
3.82%, 11/03/28	200	192,567
(1-day SOFR + 0.99%), 1.67%, 06/14/27(b)	200	190,364
(1-day SOFR + 1.22%), 2.47%, 01/11/28(b)	200	189,458
(1-day SOFR + 2.60%), 6.53%, 01/10/29(b)	200	206,113
State Street Bank & Trust Co., 4.78%, 11/23/29	250	249,224
State Street Corp.
2.65%, 05/19/26	171	166,803
5.27%, 08/03/26	100	100,989
4.99%, 03/18/27	100	100,832
4.33%, 10/22/27	100	99,382
2.40%, 01/24/30	75	67,149
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	155	146,774
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	61	57,990
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	67	56,890
(1-day SOFR + 1.02%), 4.53%, 02/20/29(b)	175	172,993
(1-day SOFR + 1.05%), 4.68%, 10/22/32(b)	100	97,082
(1-day SOFR + 1.48%), 5.68%, 11/21/29(b)	100	102,784
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	70	63,120
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)	80	77,575
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	100	95,187
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	60	61,717
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	25	23,329
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(b)	60	59,619
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	50	52,033
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	171	156,661
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	290	292,226
3.78%, 03/09/26	211	208,843
2.63%, 07/14/26	171	165,701
1.40%, 09/17/26	218	206,138
3.01%, 10/19/26	87	84,463
2.17%, 01/14/27(a)	200	190,072
3.36%, 07/12/27	171	165,678
3.35%, 10/18/27(a)	87	83,898
5.52%, 01/13/28	200	203,178
5.72%, 09/14/28	200	204,841
1.90%, 09/17/28	218	195,335
4.31%, 10/16/28	100	98,186
5.32%, 07/09/29	200	202,206
3.04%, 07/16/29	300	275,488
3.20%, 09/17/29	87	80,280
2.72%, 09/27/29	522	471,601
2.13%, 07/08/30	200	171,026
2.22%, 09/17/31(a)	265	219,553
5.77%, 01/13/33	300	308,654
5.81%, 09/14/33	200	207,295
5.56%, 07/09/34	200	201,905
2.93%, 09/17/41	70	50,217
6.18%, 07/13/43(a)	100	107,172
5.84%, 07/09/44	100	100,926
Synchrony Bank, 5.63%, 08/23/27	250	251,718
Toronto-Dominion Bank
0.75%, 01/06/26(a)	307	295,330
1.20%, 06/03/26	307	292,347
5.53%, 07/17/26	75	75,871
1.25%, 09/10/26	189	178,553
5.26%, 12/11/26	35	35,371
4.57%, 12/17/26	75	74,809
1.95%, 01/12/27	87	82,286
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (continued)
2.80%, 03/10/27	$133	$ 127,574
4.98%, 04/05/27	100	100,331
4.11%, 06/08/27	100	98,354
4.69%, 09/15/27	200	199,556
5.52%, 07/17/28	175	177,857
4.99%, 04/05/29	100	99,832
4.78%, 12/17/29(a)	75	73,989
2.00%, 09/10/31(a)	189	156,666
2.45%, 01/12/32	87	72,614
3.20%, 03/10/32	133	116,159
4.46%, 06/08/32	205	194,246
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	87	84,557
Truist Bank, Series BKNT, 3.80%, 10/30/26	250	245,289
Truist Financial Corp.
1.13%, 08/03/27	155	141,177
1.95%, 06/05/30	141	120,364
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	171	154,278
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	65	63,825
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	280	278,535
(1-day SOFR + 1.57%), 5.15%, 08/05/32(a)(b)	100	98,830
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	185	186,633
(1-day SOFR + 1.85%), 5.12%, 01/26/34(a)(b)	130	126,343
(1-day SOFR + 1.92%), 5.71%, 01/24/35(b)	35	35,268
(1-day SOFR + 2.05%), 6.05%, 06/08/27(b)	55	55,905
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	100	94,480
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	100	104,124
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	345	351,244
(1-day SOFR + 2.45%), 7.16%, 10/30/29(a)(b)	330	352,868
U.S. Bancorp
3.90%, 04/26/28	341	330,893
3.00%, 07/30/29	200	183,271
1.38%, 07/22/30	141	116,379
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	87	82,488
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	87	73,326
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	150	148,480
(1-day SOFR + 1.25%), 5.10%, 07/23/30(b)	135	134,833
(1-day SOFR + 1.56%), 5.38%, 01/23/30(b)	200	201,652
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	650	622,202
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	160	158,691
(1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	50	50,422
(1-day SOFR + 1.88%), 6.79%, 10/26/27(b)	50	51,692
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	55	56,242
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	200	204,404
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	425	407,089
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	150	152,910
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	121	98,004
Series V, 2.38%, 07/22/26	87	84,101
Series X, 3.15%, 04/27/27	200	193,549
UBS AG/Stamford CT
5.00%, 07/09/27	250	251,466
7.50%, 02/15/28	250	267,729
UBS Group AG
4.55%, 04/17/26(a)	250	249,124
4.88%, 05/15/45	268	240,066
Wachovia Corp., 5.50%, 08/01/35	100	99,899
Wells Fargo & Co.
3.00%, 04/22/26(a)	300	293,439
4.10%, 06/03/26	345	341,262
3.00%, 10/23/26	300	290,886
4.30%, 07/22/27	257	253,562
4.15%, 01/24/29	371	359,690
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
5.38%, 11/02/43	$155	$ 144,729
5.61%, 01/15/44	214	204,768
4.65%, 11/04/44(a)	270	227,266
3.90%, 05/01/45	197	153,220
4.90%, 11/17/45	257	222,733
4.40%, 06/14/46	244	195,924
4.75%, 12/07/46	275	231,822
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)	240	243,948
(1-day SOFR + 1.38%), 5.21%, 12/03/35(b)	250	243,242
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)	425	426,210
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	387	339,263
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	563	546,070
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	530	538,106
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(b)	390	388,343
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	185	192,526
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	210	209,255
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	490	489,346
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	465	459,826
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	215	228,540
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	355	334,349
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	500	482,883
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	339	283,062
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	341	248,097
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	257	226,644
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(b)	429	419,079
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	341	307,590
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	257	249,044
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	341	330,080
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	533	473,117
Wells Fargo Bank NA
5.25%, 12/11/26	250	253,021
Series BKNT, 5.45%, 08/07/26	500	505,927
Series BKNT, 6.60%, 01/15/38	250	272,638
Westpac Banking Corp.
5.20%, 04/16/26	100	100,840
2.85%, 05/13/26	87	85,067
1.15%, 06/03/26	171	163,156
4.60%, 10/20/26	55	55,096
4.04%, 08/26/27	100	98,872
5.46%, 11/18/27	250	255,857
3.40%, 01/25/28	87	83,756
5.54%, 11/17/28	100	102,911
1.95%, 11/20/28	171	153,982
5.05%, 04/16/29	100	101,092
2.65%, 01/16/30	138	124,570
2.15%, 06/03/31	240	203,539
6.82%, 11/17/33	55	59,377
4.42%, 07/24/39	171	151,311
3.13%, 11/18/41	59	42,320
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	100	98,350
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	81	68,528
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	237	201,613

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp. (continued)
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	$150	$ 141,260
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	130	127,951
		178,904,268
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	597	566,265
4.90%, 02/01/46(a)	882	802,061
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	100	94,852
4.63%, 02/01/44(a)	112	99,718
4.90%, 02/01/46	87	78,669
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	171	167,868
4.75%, 01/23/29	597	596,763
3.50%, 06/01/30	297	278,453
5.00%, 06/15/34	65	64,238
4.38%, 04/15/38	171	154,620
8.20%, 01/15/39	197	247,129
5.45%, 01/23/39	171	171,366
4.95%, 01/15/42	87	80,850
4.44%, 10/06/48	209	176,452
5.55%, 01/23/49	600	590,184
4.75%, 04/15/58	150	130,828
5.80%, 01/23/59	271	275,952
Brown-Forman Corp.
4.75%, 04/15/33	40	39,011
4.00%, 04/15/38(a)	87	75,882
Coca-Cola Co.
2.90%, 05/25/27	87	84,165
1.50%, 03/05/28	171	155,691
2.13%, 09/06/29(a)	171	153,221
3.45%, 03/25/30	87	82,075
2.00%, 03/05/31	158	134,667
2.25%, 01/05/32	291	247,582
5.00%, 05/13/34	75	75,018
4.65%, 08/14/34	150	145,883
2.50%, 06/01/40	171	119,749
2.88%, 05/05/41	87	63,209
2.60%, 06/01/50	171	103,062
3.00%, 03/05/51	140	92,175
2.50%, 03/15/51	257	150,658
5.30%, 05/13/54	75	72,341
5.20%, 01/14/55	50	47,478
2.75%, 06/01/60(a)	75	43,722
5.40%, 05/13/64	275	264,631
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	50,696
5.45%, 06/01/34	50	50,326
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30(a)	150	134,578
1.85%, 09/01/32	218	170,857
Constellation Brands, Inc.
3.70%, 12/06/26	130	127,768
3.50%, 05/09/27	171	166,192
4.80%, 01/15/29	25	24,850
3.15%, 08/01/29	171	157,456
2.25%, 08/01/31	326	271,278
4.90%, 05/01/33	60	57,935
4.10%, 02/15/48(a)	87	67,451
Security	Par (000)	Value
Beverages (continued)
Constellation Brands, Inc. (continued)
3.75%, 05/01/50	$87	$ 63,736
Diageo Capital PLC
5.38%, 10/05/26	200	202,666
5.50%, 01/24/33	200	203,586
5.63%, 10/05/33	200	205,279
3.88%, 04/29/43	194	154,645
Diageo Investment Corp., 4.25%, 05/11/42	87	74,398
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27	50	50,447
5.05%, 03/15/29	50	50,151
3.95%, 04/15/29	65	62,347
3.20%, 05/01/30	87	79,569
4.05%, 04/15/32(a)	71	66,429
5.30%, 03/15/34(a)	50	49,907
4.50%, 11/15/45	100	83,636
4.42%, 12/15/46	87	71,347
3.80%, 05/01/50	87	64,004
3.35%, 03/15/51	87	58,259
4.50%, 04/15/52(a)	72	59,191
Series 10, 5.20%, 03/15/31	50	50,462
Series 31, 2.25%, 03/15/31(a)	87	73,648
Molson Coors Beverage Co.
3.00%, 07/15/26	200	194,821
5.00%, 05/01/42	100	91,912
4.20%, 07/15/46	187	149,275
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	50	50,208
4.55%, 02/16/29	50	49,652
4.70%, 02/16/34	50	48,415
PepsiCo, Inc.
4.55%, 02/13/26	60	60,132
2.85%, 02/24/26	87	85,464
2.38%, 10/06/26	171	165,231
5.13%, 11/10/26	75	75,935
3.00%, 10/15/27	87	83,755
3.60%, 02/18/28(a)	50	48,631
4.45%, 05/15/28	60	59,933
4.50%, 07/17/29(a)	75	74,857
2.63%, 07/29/29	171	156,751
2.75%, 03/19/30	341	309,737
1.63%, 05/01/30	104	88,741
1.40%, 02/25/31	206	168,191
1.95%, 10/21/31	169	140,542
3.90%, 07/18/32	70	65,425
4.45%, 02/15/33	60	59,453
4.80%, 07/17/34	75	73,510
2.63%, 10/21/41	87	60,360
4.45%, 04/14/46	300	259,266
3.45%, 10/06/46	89	65,322
3.38%, 07/29/49	75	53,783
2.88%, 10/15/49	87	56,739
3.63%, 03/19/50	121	90,046
2.75%, 10/21/51	257	160,259
4.20%, 07/18/52	25	20,352
4.65%, 02/15/53(a)	60	52,378
5.25%, 07/17/54(a)	75	72,516
		12,921,174
Biotechnology — 0.3%
Amgen, Inc.
2.60%, 08/19/26	124	119,932
2.20%, 02/21/27	300	284,455
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
5.15%, 03/02/28	$330	$ 332,401
4.05%, 08/18/29	330	317,740
2.45%, 02/21/30	100	88,421
5.25%, 03/02/30	345	348,219
2.00%, 01/15/32	240	194,869
3.35%, 02/22/32	73	65,041
4.20%, 03/01/33	330	306,038
5.25%, 03/02/33	365	362,306
3.15%, 02/21/40	171	127,436
2.80%, 08/15/41	189	131,615
4.95%, 10/01/41	341	307,431
5.15%, 11/15/41	87	80,925
5.60%, 03/02/43	330	320,802
4.56%, 06/15/48	87	72,433
3.38%, 02/21/50	171	116,853
4.66%, 06/15/51	300	251,181
3.00%, 01/15/52	240	151,422
4.20%, 02/22/52	60	46,331
4.88%, 03/01/53	55	47,204
5.65%, 03/02/53(a)	445	428,431
2.77%, 09/01/53	71	41,246
4.40%, 02/22/62	275	213,462
5.75%, 03/02/63	310	297,308
Baxalta, Inc., 5.25%, 06/23/45	78	71,798
Biogen, Inc.
2.25%, 05/01/30	138	119,297
3.15%, 05/01/50	193	121,698
3.25%, 02/15/51(a)	104	66,772
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	58,042
3.70%, 03/15/32	67	59,983
Gilead Sciences, Inc.
3.65%, 03/01/26	227	224,280
2.95%, 03/01/27	87	84,071
1.20%, 10/01/27	62	56,524
4.80%, 11/15/29	60	59,877
1.65%, 10/01/30	183	153,049
5.25%, 10/15/33	50	50,183
5.10%, 06/15/35	75	73,789
4.60%, 09/01/35	231	217,998
2.60%, 10/01/40	100	69,145
5.65%, 12/01/41	181	180,947
4.80%, 04/01/44	189	169,147
4.75%, 03/01/46	257	226,438
4.15%, 03/01/47	197	157,463
2.80%, 10/01/50	200	122,926
5.55%, 10/15/53	105	103,286
5.50%, 11/15/54	75	72,949
5.60%, 11/15/64	75	72,402
Illumina, Inc.
4.65%, 09/09/26	25	24,902
5.75%, 12/13/27	100	102,614
2.55%, 03/23/31	55	46,835
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	116,518
2.80%, 09/15/50	144	84,854
Royalty Pharma PLC
1.75%, 09/02/27	257	236,735
5.15%, 09/02/29	50	49,860
2.15%, 09/02/31	59	48,358
5.40%, 09/02/34	50	48,652
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC (continued)
3.30%, 09/02/40	$171	$ 123,808
3.35%, 09/02/51	87	55,222
5.90%, 09/02/54(a)	50	47,480
		8,631,404
Broadline Retail — 0.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	200	192,506
2.13%, 02/09/31	200	168,474
4.50%, 11/28/34	250	231,250
2.70%, 02/09/41	200	135,826
4.20%, 12/06/47(a)	249	198,271
3.15%, 02/09/51	284	182,833
3.25%, 02/09/61(a)	200	122,800
Amazon.com, Inc.
1.00%, 05/12/26	291	278,427
3.30%, 04/13/27	250	243,991
1.20%, 06/03/27	341	316,131
1.65%, 05/12/28	291	265,006
3.45%, 04/13/29	238	228,240
4.65%, 12/01/29(a)	400	402,504
1.50%, 06/03/30	211	178,999
2.10%, 05/12/31	341	291,244
3.60%, 04/13/32	354	327,669
4.70%, 12/01/32	400	397,640
4.80%, 12/05/34	104	103,509
3.88%, 08/22/37	171	151,022
2.88%, 05/12/41	240	176,173
4.95%, 12/05/44	87	82,913
4.05%, 08/22/47	400	330,524
2.50%, 06/03/50	171	102,018
3.10%, 05/12/51	200	134,807
3.95%, 04/13/52	354	279,141
4.25%, 08/22/57	341	279,241
2.70%, 06/03/60	171	98,095
3.25%, 05/12/61	121	78,724
4.10%, 04/13/62	121	94,689
eBay, Inc.
1.40%, 05/10/26	70	67,020
3.60%, 06/05/27	171	166,797
2.70%, 03/11/30	171	153,395
2.60%, 05/10/31(a)	201	173,244
4.00%, 07/15/42	50	39,758
3.65%, 05/10/51	87	61,887
JD.com, Inc., 3.38%, 01/14/30	200	184,676
		6,919,444
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	77	73,626
2.72%, 02/15/30	200	178,909
5.90%, 03/15/34	96	99,402
3.38%, 04/05/40	171	132,057
3.58%, 04/05/50	201	144,046
6.20%, 03/15/54	75	79,291
CRH America Finance, Inc., 5.40%, 05/21/34	200	200,382
Eagle Materials, Inc., 2.50%, 07/01/31	67	56,967
Fortune Brands Innovations, Inc.
3.25%, 09/15/29(a)	87	80,436
5.88%, 06/01/33(a)	38	38,970
4.50%, 03/25/52	87	68,525
Johnson Controls International PLC
4.50%, 02/15/47	87	72,405

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC (continued)
4.95%, 07/02/64(c)	$64	$ 54,040
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	50,888
1.75%, 09/15/30	70	58,647
2.00%, 09/16/31	121	99,882
4.90%, 12/01/32	65	63,329
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	84,374
2.40%, 07/15/31	58	49,329
5.15%, 12/01/34(a)	30	29,458
4.25%, 12/15/47	87	69,859
3.20%, 07/15/51	75	48,557
5.50%, 12/01/54	120	113,194
Series CB, 2.50%, 03/15/30	171	151,284
Masco Corp.
1.50%, 02/15/28	65	58,560
2.00%, 02/15/31	87	72,606
3.13%, 02/15/51	73	45,964
Mohawk Industries, Inc.
5.85%, 09/18/28	50	51,416
3.63%, 05/15/30	75	69,266
Owens Corning
5.50%, 06/15/27	25	25,431
3.88%, 06/01/30	75	70,651
5.70%, 06/15/34(a)	55	55,872
4.40%, 01/30/48	171	137,344
5.95%, 06/15/54	75	74,110
Trane Technologies Financing Ltd.
4.65%, 11/01/44	30	26,396
4.50%, 03/21/49	87	74,627
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48(a)	87	72,088
Vulcan Materials Co.
3.90%, 04/01/27	171	168,102
4.95%, 12/01/29	40	39,872
5.35%, 12/01/34	75	74,774
4.50%, 06/15/47	87	72,708
5.70%, 12/01/54	35	33,976
		3,321,620
Building Products — 0.3%
Home Depot, Inc.
5.15%, 06/25/26	125	126,272
2.13%, 09/15/26	87	83,700
4.95%, 09/30/26	50	50,416
2.50%, 04/15/27	140	133,968
2.88%, 04/15/27	79	76,370
4.88%, 06/25/27	80	80,758
2.80%, 09/14/27	87	83,360
0.90%, 03/15/28	117	104,428
1.50%, 09/15/28	87	77,775
3.90%, 12/06/28	78	75,986
4.90%, 04/15/29	50	50,442
2.95%, 06/15/29	402	372,799
4.75%, 06/25/29	270	270,582
2.70%, 04/15/30	75	67,528
1.38%, 03/15/31	275	222,699
4.85%, 06/25/31(a)	105	104,960
1.88%, 09/15/31	87	71,872
3.25%, 04/15/32	266	237,309
4.50%, 09/15/32	200	194,621
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
4.95%, 06/25/34	$320	$ 315,677
5.88%, 12/16/36	274	288,125
3.30%, 04/15/40	189	147,249
5.40%, 09/15/40	87	86,851
5.95%, 04/01/41	87	91,344
4.20%, 04/01/43	130	109,941
4.88%, 02/15/44	100	91,474
4.40%, 03/15/45	214	182,776
4.25%, 04/01/46	171	142,240
3.90%, 06/15/47	171	133,778
4.50%, 12/06/48	171	146,068
3.13%, 12/15/49	104	69,622
2.38%, 03/15/51	155	87,700
2.75%, 09/15/51	87	53,075
3.63%, 04/15/52	177	128,440
4.95%, 09/15/52(a)	80	72,834
5.30%, 06/25/54(a)	140	134,111
3.50%, 09/15/56	150	103,984
Lowe’s Cos., Inc.
4.80%, 04/01/26	60	60,101
2.50%, 04/15/26	164	159,770
3.35%, 04/01/27(a)	75	72,844
3.10%, 05/03/27	300	290,019
1.30%, 04/15/28	146	130,519
1.70%, 09/15/28	97	86,781
3.65%, 04/05/29	87	82,846
4.50%, 04/15/30(a)	171	167,768
1.70%, 10/15/30	79	66,097
2.63%, 04/01/31	171	148,526
3.75%, 04/01/32	403	369,059
5.00%, 04/15/33	100	98,449
5.15%, 07/01/33	75	74,568
5.00%, 04/15/40	171	159,819
2.80%, 09/15/41	72	49,404
4.38%, 09/15/45	171	141,139
3.70%, 04/15/46	227	167,954
4.05%, 05/03/47	150	116,465
3.00%, 10/15/50	211	131,179
3.50%, 04/01/51(a)	171	116,615
4.25%, 04/01/52	67	52,289
5.63%, 04/15/53	20	19,220
4.45%, 04/01/62(a)	75	58,090
5.80%, 09/15/62	120	116,138
5.85%, 04/01/63	110	107,605
		7,914,398
Capital Markets — 0.3%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)(d)	100	103,449
Ares Capital Corp.
3.88%, 01/15/26	171	169,044
2.88%, 06/15/28	178	164,079
5.88%, 03/01/29	235	236,990
5.95%, 07/15/29	200	202,225
3.20%, 11/15/31	87	74,784
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	70	66,663
BGC Group, Inc., 6.60%, 06/10/29	25	25,611
Blackstone Private Credit Fund
2.63%, 12/15/26	75	71,471
3.25%, 03/15/27	206	197,234
7.30%, 11/27/28(a)	25	26,293
5.95%, 07/16/29	225	226,482
5.60%, 11/22/29(d)	50	49,365
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Blackstone Private Credit Fund (continued)
6.25%, 01/25/31(a)	$25	$ 25,420
6.00%, 11/22/34(d)	50	48,784
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	50	48,336
Blackstone Secured Lending Fund
5.88%, 11/15/27(a)	25	25,393
5.35%, 04/13/28	25	24,934
2.85%, 09/30/28	210	190,601
Blue Owl Capital Corp.
3.40%, 07/15/26	171	165,679
2.63%, 01/15/27(a)	75	70,829
2.88%, 06/11/28	100	90,943
Blue Owl Capital Corp. III, 3.13%, 04/13/27	70	66,058
Blue Owl Credit Income Corp.
4.70%, 02/08/27	40	39,428
7.95%, 06/13/28	75	79,638
7.75%, 01/15/29	200	213,038
6.60%, 09/15/29(a)(d)	50	50,999
5.80%, 03/15/30(d)	100	98,491
6.65%, 03/15/31	40	40,712
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(a)	86	71,055
Brookfield Finance, Inc.
4.25%, 06/02/26	171	169,869
3.90%, 01/25/28	181	176,085
4.85%, 03/29/29	200	198,598
4.35%, 04/15/30	87	83,823
2.72%, 04/15/31	107	92,978
6.35%, 01/05/34	250	263,486
5.68%, 01/15/35	50	50,349
4.70%, 09/20/47	87	74,981
3.50%, 03/30/51	79	54,452
3.63%, 02/15/52	61	42,436
5.97%, 03/04/54	50	50,538
Charles Schwab Corp.
0.90%, 03/11/26	289	276,475
1.15%, 05/13/26	141	134,627
5.88%, 08/24/26	40	40,681
2.45%, 03/03/27	82	78,303
3.20%, 01/25/28	171	163,633
2.00%, 03/20/28	140	128,237
3.25%, 05/22/29	70	65,592
4.63%, 03/22/30	200	199,507
1.65%, 03/11/31	87	71,232
2.30%, 05/13/31	171	145,359
2.90%, 03/03/32	140	120,477
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	100	104,238
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	300	308,808
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	200	221,541
FS KKR Capital Corp.
2.63%, 01/15/27	71	67,202
3.25%, 07/15/27(a)	87	82,520
3.13%, 10/12/28	87	78,784
6.88%, 08/15/29	75	77,566
6.13%, 01/15/30(a)	50	49,963
Golub Capital BDC, Inc.
2.50%, 08/24/26	70	66,681
6.00%, 07/15/29	225	224,817
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(d)	75	73,038
Hercules Capital, Inc., 3.38%, 01/20/27(a)	70	66,932
Security	Par (000)	Value
Capital Markets (continued)
Jefferies Financial Group, Inc.
4.85%, 01/15/27	$171	$ 171,300
5.88%, 07/21/28	120	122,708
4.15%, 01/23/30	171	163,007
2.63%, 10/15/31	71	59,902
2.75%, 10/15/32	141	115,605
6.20%, 04/14/34	275	283,406
Lazard Group LLC
4.50%, 09/19/28	100	97,872
6.00%, 03/15/31	200	205,359
Main Street Capital Corp.
3.00%, 07/14/26	70	67,463
6.50%, 06/04/27	25	25,468
6.95%, 03/01/29	25	25,991
Nomura Holdings, Inc.
1.65%, 07/14/26	200	190,107
2.33%, 01/22/27	222	210,498
5.84%, 01/18/28	200	204,036
2.17%, 07/14/28	400	361,209
2.71%, 01/22/29	222	201,598
5.61%, 07/06/29(a)	200	203,313
3.10%, 01/16/30	200	180,416
2.61%, 07/14/31	200	168,416
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	103,046
		10,228,556
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	73	68,621
4.60%, 02/08/29	100	99,528
2.05%, 05/15/30	75	65,095
4.75%, 02/08/31	100	99,263
4.80%, 03/03/33	70	68,663
4.85%, 02/08/34(a)	100	97,634
2.70%, 05/15/40	87	62,054
2.80%, 05/15/50(a)	111	69,887
Albemarle Corp.
5.45%, 12/01/44	60	53,547
5.65%, 06/01/52(a)	50	43,020
Cabot Corp., 5.00%, 06/30/32	100	97,526
Celanese U.S. Holdings LLC
1.40%, 08/05/26	70	65,468
6.17%, 07/15/27(a)	200	202,980
6.60%, 11/15/28	90	92,192
6.33%, 07/15/29	165	168,365
6.80%, 11/15/30	100	103,518
6.38%, 07/15/32	70	71,104
6.95%, 11/15/33	55	57,078
CF Industries, Inc.
5.15%, 03/15/34	87	84,429
4.95%, 06/01/43	87	76,654
5.38%, 03/15/44	87	80,868
Dow Chemical Co.
4.80%, 11/30/28	75	74,578
6.30%, 03/15/33(a)	50	53,067
5.15%, 02/15/34(a)	25	24,446
9.40%, 05/15/39	69	91,504
5.25%, 11/15/41	74	68,647
4.38%, 11/15/42	87	71,367
5.55%, 11/30/48	171	160,171
4.80%, 05/15/49	100	84,039
3.60%, 11/15/50	87	59,737
6.90%, 05/15/53	150	165,108

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (continued)
5.60%, 02/15/54(a)	$125	$ 118,069
DuPont de Nemours, Inc.
4.73%, 11/15/28	257	255,829
5.32%, 11/15/38	130	130,385
5.42%, 11/15/48	257	255,622
Eastman Chemical Co.
4.50%, 12/01/28(a)	71	69,648
5.00%, 08/01/29	25	24,921
5.75%, 03/08/33	40	40,743
4.80%, 09/01/42	87	75,740
4.65%, 10/15/44	71	59,988
Ecolab, Inc.
5.25%, 01/15/28(a)	75	76,384
4.80%, 03/24/30	87	87,108
1.30%, 01/30/31	140	113,323
2.13%, 02/01/32	171	142,144
2.13%, 08/15/50	140	75,029
2.70%, 12/15/51	124	75,334
EIDP, Inc., 2.30%, 07/15/30(a)	140	122,381
FMC Corp.
5.15%, 05/18/26	40	40,043
3.20%, 10/01/26	55	53,360
3.45%, 10/01/29	60	54,952
5.65%, 05/18/33(a)	40	39,567
4.50%, 10/01/49	58	44,161
6.38%, 05/18/53	40	39,425
Huntsman International LLC
2.95%, 06/15/31	65	54,179
5.70%, 10/15/34	25	23,832
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	85,055
4.38%, 06/01/47	87	68,039
5.00%, 09/26/48(a)	87	74,673
Linde, Inc.
3.20%, 01/30/26	87	85,823
1.10%, 08/10/30	155	128,084
2.00%, 08/10/50(a)	122	63,510
LYB International Finance BV
5.25%, 07/15/43	75	68,126
4.88%, 03/15/44	62	53,286
LYB International Finance III LLC
2.25%, 10/01/30	117	99,923
5.63%, 05/15/33	40	40,382
5.50%, 03/01/34	75	73,569
3.38%, 10/01/40	94	68,630
4.20%, 10/15/49	144	107,843
4.20%, 05/01/50	87	64,874
3.63%, 04/01/51	127	85,275
3.80%, 10/01/60(a)	70	46,256
Mosaic Co.
4.05%, 11/15/27	171	167,559
5.38%, 11/15/28(a)	50	50,549
5.45%, 11/15/33(a)	214	211,890
Nutrien Ltd.
4.00%, 12/15/26	87	85,794
5.20%, 06/21/27	50	50,511
4.90%, 03/27/28	30	29,988
2.95%, 05/13/30	171	153,847
5.40%, 06/21/34(a)	50	49,661
4.90%, 06/01/43(a)	87	77,136
5.25%, 01/15/45	50	45,900
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
5.00%, 04/01/49	$130	$ 115,565
3.95%, 05/13/50	87	64,697
5.80%, 03/27/53(a)	100	98,361
PPG Industries, Inc.
1.20%, 03/15/26	74	70,880
2.80%, 08/15/29	171	155,463
Rohm and Haas Co., 7.85%, 07/15/29	125	137,643
RPM International, Inc.
2.95%, 01/15/32	86	73,946
5.25%, 06/01/45	87	81,316
Sherwin-Williams Co.
3.95%, 01/15/26	87	86,415
3.45%, 06/01/27	87	84,613
2.95%, 08/15/29	108	99,161
2.20%, 03/15/32	189	156,496
4.50%, 06/01/47	171	143,766
3.80%, 08/15/49	153	112,125
Westlake Corp.
3.60%, 08/15/26	87	85,223
3.38%, 06/15/30	75	68,830
5.00%, 08/15/46(a)	130	113,178
3.13%, 08/15/51	110	68,430
		8,704,616
Commercial Services & Supplies — 0.2%
American University, Series 2019, 3.67%, 04/01/49(a)	60	45,583
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	91,322
1.25%, 09/01/30	341	283,223
4.45%, 09/09/34	50	47,601
Brown University, Series A, 2.92%, 09/01/50	75	49,712
California Endowment, Series 2021, 2.50%, 04/01/51	84	49,657
California Institute of Technology, 3.65%, 09/01/2119	171	108,698
Cintas Corp. No. 2
3.70%, 04/01/27	87	85,277
4.00%, 05/01/32	61	57,082
Duke University
Series 2020, 2.68%, 10/01/44	75	52,675
Series 2020, 2.83%, 10/01/55	88	54,657
Emory University, Series 2020, 2.97%, 09/01/50	62	41,054
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	35,111
Series 2020, 2.82%, 06/01/70	70	39,334
GATX Corp.
3.25%, 09/15/26	130	126,537
3.85%, 03/30/27(a)	87	85,003
4.70%, 04/01/29	171	168,396
3.50%, 06/01/32	50	44,115
4.90%, 03/15/33	145	139,817
5.45%, 09/15/33	100	100,270
6.05%, 03/15/34	50	52,244
6.90%, 05/01/34	25	27,402
6.05%, 06/05/54(a)	50	51,255
George Washington University
4.87%, 09/15/45	74	68,120
Series 2014, 4.30%, 09/15/44	87	74,577
Series 2018, 4.13%, 09/15/48	58	47,167
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	77	49,507
Series A, 5.22%, 10/01/2118	62	54,244
Series B, 4.32%, 04/01/49	40	33,227
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
GXO Logistics, Inc.
1.65%, 07/15/26	$171	$ 162,389
6.25%, 05/06/29(a)	25	25,600
2.65%, 07/15/31(a)	87	72,878
6.50%, 05/06/34	25	25,623
Howard University, Series 22A, 5.21%, 10/01/52	73	63,530
Leland Stanford Junior University
3.65%, 05/01/48	130	100,359
2.41%, 06/01/50(a)	75	44,492
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	87,017
3.07%, 04/01/52	27	18,123
5.60%, 07/01/2111(a)	87	87,523
4.68%, 07/01/2114	75	63,189
Series F, 2.99%, 07/01/50	73	49,071
Series G, 2.29%, 07/01/51(a)	56	32,163
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	33,790
Northwestern University
Series 2017, 3.66%, 12/01/57	58	42,535
Series 2020, 2.64%, 12/01/50(a)	85	52,787
President and Fellows of Harvard College
3.15%, 07/15/46	62	44,456
2.52%, 10/15/50(a)	71	42,882
3.30%, 07/15/56	121	82,963
Quanta Services, Inc.
4.75%, 08/09/27(a)	50	49,929
2.90%, 10/01/30	90	80,310
2.35%, 01/15/32	80	66,188
5.25%, 08/09/34	50	48,840
3.05%, 10/01/41	69	48,450
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	42,940
Thomas Jefferson University, 3.85%, 11/01/57(a)	47	32,760
Trustees of Boston College, 3.13%, 07/01/52(a)	87	58,935
Trustees of Boston University, Series CC, 4.06%, 10/01/48	35	28,860
Trustees of Princeton University
5.70%, 03/01/39	87	91,332
Series 2020, 2.52%, 07/01/50(a)	74	46,010
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	57	36,081
Series 2020, 2.40%, 10/01/50	52	30,701
UL Solutions, Inc., 6.50%, 10/20/28(d)	25	25,992
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	46,736
University of Miami, Series 2022, 4.06%, 04/01/52	67	53,479
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	60,576
University of Southern California
2.81%, 10/01/50	71	45,272
4.98%, 10/01/53(a)	75	70,074
Series 21A, 2.95%, 10/01/51	87	56,837
Series A, 3.23%, 10/01/2120	69	39,632
Verisk Analytics, Inc.
4.13%, 03/15/29	87	84,266
5.75%, 04/01/33	55	56,528
5.25%, 06/05/34	40	39,510
3.63%, 05/15/50	58	40,477
Washington University
4.35%, 04/15/2122	83	64,134
Series 2022, 3.52%, 04/15/54	75	54,047
Security	Par (000)	Value
Commercial Services & Supplies (continued)
William Marsh Rice University, 3.77%, 05/15/55(a)	$85	$ 64,583
Yale University
Series 2020, 1.48%, 04/15/30	54	45,924
Series 2020, 2.40%, 04/15/50(a)	62	36,939
		4,840,579
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	104,120
5.90%, 03/01/33(a)	75	75,982
MasTec, Inc., 5.90%, 06/15/29	25	25,448
		205,550
Consumer Finance — 0.5%
American Express Co.
4.90%, 02/13/26	200	200,645
3.13%, 05/20/26	150	146,934
1.65%, 11/04/26	171	162,019
2.55%, 03/04/27	392	375,288
3.30%, 05/03/27(a)	87	84,426
5.85%, 11/05/27	140	144,337
4.05%, 05/03/29	86	83,959
4.05%, 12/03/42	167	139,818
(1-day SOFR + 0.93%), 5.04%, 07/26/28(b)	65	65,340
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)	25	25,272
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	210	211,211
(1-day SOFR + 1.42%), 5.28%, 07/26/35(b)	175	173,070
(1-day SOFR + 1.63%), 5.92%, 04/25/35(b)	50	51,086
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	100	94,914
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	120	117,909
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	50	50,487
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	75	80,166
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	100	97,507
(1-day SOFR Index + 0.75%), 5.65%, 04/23/27(b)	300	303,217
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(b)	100	101,820
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(b)	100	101,125
Ameriprise Financial, Inc.
2.88%, 09/15/26	87	84,636
5.70%, 12/15/28	25	25,757
5.15%, 05/15/33	50	49,912
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	83	75,804
Apollo Global Management, Inc.
6.38%, 11/15/33	25	27,029
5.80%, 05/21/54	100	100,423
Ares Management Corp., 5.60%, 10/11/54	85	80,836
Block Financial LLC, 2.50%, 07/15/28	89	80,941
Blue Owl Finance LLC, 6.25%, 04/18/34	120	123,281
Capital One Financial Corp.
3.75%, 07/28/26	80	78,513
3.75%, 03/09/27	87	84,941
3.65%, 05/11/27	341	331,961
3.80%, 01/31/28	371	358,100
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	171	161,582
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	87	72,051
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	171	138,026
(1-day SOFR + 1.56%), 5.46%, 07/26/30(b)	135	135,395
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	118	109,096
(1-day SOFR + 1.91%), 5.70%, 02/01/30(b)	30	30,411
(1-day SOFR + 1.99%), 5.88%, 07/26/35(a)(b)	75	75,437
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	130	129,582
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	100	100,694
(1-day SOFR + 2.26%), 6.05%, 02/01/35(b)	235	238,772

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.44%), 7.15%, 10/29/27(b)	$50	$ 51,886
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	50	49,846
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	90	90,389
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	40	41,304
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	330	342,633
CI Financial Corp.
3.20%, 12/17/30	104	88,429
4.10%, 06/15/51	40	27,498
Discover Financial Services
4.10%, 02/09/27	100	98,194
6.70%, 11/29/32	150	159,867
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	75	85,714
Equifax, Inc.
5.10%, 12/15/27	70	70,397
5.10%, 06/01/28	40	40,150
4.80%, 09/15/29	40	39,492
2.35%, 09/15/31	171	142,969
Franklin Resources, Inc., 2.95%, 08/12/51	75	46,528
Global Payments, Inc.
4.80%, 04/01/26	87	86,795
2.15%, 01/15/27	86	81,511
3.20%, 08/15/29	87	79,690
5.30%, 08/15/29	35	35,061
2.90%, 05/15/30	200	178,058
2.90%, 11/15/31	69	59,013
5.40%, 08/15/32	200	199,864
4.15%, 08/15/49	62	46,195
5.95%, 08/15/52(a)	25	24,235
Invesco Finance PLC, 5.38%, 11/30/43	87	81,528
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34(d)	25	23,901
Legg Mason, Inc., 5.63%, 01/15/44	109	106,641
Mastercard, Inc.
2.95%, 11/21/26	200	194,498
3.30%, 03/26/27	82	79,970
4.10%, 01/15/28	40	39,567
4.88%, 03/09/28(a)	45	45,512
2.95%, 06/01/29	257	239,797
3.35%, 03/26/30	144	134,565
1.90%, 03/15/31	90	76,107
4.35%, 01/15/32	50	48,322
4.85%, 03/09/33	50	49,572
4.88%, 05/09/34	75	73,838
4.55%, 01/15/35	45	43,122
3.65%, 06/01/49	87	65,633
3.85%, 03/26/50	181	140,055
2.95%, 03/15/51	96	62,058
Moody’s Corp.
3.25%, 01/15/28(a)	130	124,547
2.00%, 08/19/31(a)	73	60,658
5.00%, 08/05/34	50	48,908
2.75%, 08/19/41	63	43,504
3.25%, 05/20/50	71	47,233
3.75%, 02/25/52(a)	74	54,395
3.10%, 11/29/61	81	48,286
PayPal Holdings, Inc.
2.65%, 10/01/26	171	165,627
2.85%, 10/01/29	229	209,365
2.30%, 06/01/30	81	70,987
4.40%, 06/01/32(a)	90	86,424
5.15%, 06/01/34	75	74,517
Security	Par (000)	Value
Consumer Finance (continued)
PayPal Holdings, Inc. (continued)
3.25%, 06/01/50	$102	$ 69,110
5.05%, 06/01/52	90	83,158
5.50%, 06/01/54	75	73,245
5.25%, 06/01/62(a)	90	81,795
Raymond James Financial, Inc.
4.95%, 07/15/46	87	78,089
3.75%, 04/01/51	100	72,416
S&P Global, Inc.
2.45%, 03/01/27	60	57,366
4.75%, 08/01/28	171	171,246
2.70%, 03/01/29	70	64,440
4.25%, 05/01/29	171	167,245
2.50%, 12/01/29	81	72,792
1.25%, 08/15/30(a)	75	62,048
2.90%, 03/01/32	95	82,890
3.25%, 12/01/49	80	55,316
3.70%, 03/01/52	76	56,714
2.30%, 08/15/60	87	43,571
3.90%, 03/01/62	30	22,320
Stifel Financial Corp., 4.00%, 05/15/30	100	94,363
Synchrony Financial
3.95%, 12/01/27(a)	171	165,336
5.15%, 03/19/29	87	85,693
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(b)	50	50,459
Visa, Inc.
1.90%, 04/15/27	341	322,445
2.75%, 09/15/27	197	188,532
2.05%, 04/15/30	171	149,537
1.10%, 02/15/31	240	194,101
4.15%, 12/14/35	87	80,378
2.70%, 04/15/40	171	124,509
4.30%, 12/14/45	269	230,239
3.65%, 09/15/47	69	52,838
2.00%, 08/15/50	189	101,913
Voya Financial, Inc.
3.65%, 06/15/26	62	60,964
5.00%, 09/20/34	40	37,869
5.70%, 07/15/43	87	83,063
Western Union Co.
1.35%, 03/15/26	155	148,163
6.20%, 11/17/36(a)	92	93,154
		13,785,902
Consumer Staples Distribution & Retail — 0.2%
Best Buy Co., Inc., 1.95%, 10/01/30	214	180,255
Costco Wholesale Corp.
3.00%, 05/18/27	257	249,596
1.60%, 04/20/30	257	219,953
1.75%, 04/20/32	87	70,798
Dollar General Corp.
4.63%, 11/01/27	70	69,555
5.20%, 07/05/28(a)	35	35,122
3.50%, 04/03/30(a)	100	91,767
5.00%, 11/01/32	75	71,926
5.45%, 07/05/33(a)	40	39,279
4.13%, 04/03/50	100	73,524
5.50%, 11/01/52(a)	50	45,062
Dollar Tree, Inc.
4.20%, 05/15/28	171	166,230
2.65%, 12/01/31	87	73,387
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Dollar Tree, Inc. (continued)
3.38%, 12/01/51(a)	$71	$ 45,016
Target Corp.
2.50%, 04/15/26	87	84,870
1.95%, 01/15/27	74	70,404
3.38%, 04/15/29(a)	171	162,301
2.35%, 02/15/30(a)	169	150,057
2.65%, 09/15/30	199	177,381
4.50%, 09/15/32(a)	100	96,663
4.40%, 01/15/33	150	143,756
4.50%, 09/15/34(a)	50	47,528
7.00%, 01/15/38	174	198,952
3.90%, 11/15/47	87	67,660
4.80%, 01/15/53(a)	150	133,878
Walmart, Inc.
4.00%, 04/15/26	30	29,857
1.05%, 09/17/26	84	79,466
3.95%, 09/09/27	100	99,019
3.90%, 04/15/28	45	44,180
4.00%, 04/15/30	160	156,593
1.80%, 09/22/31	166	138,558
4.15%, 09/09/32	100	96,297
4.10%, 04/15/33(a)	80	76,224
6.50%, 08/15/37	200	226,133
5.63%, 04/01/40	341	355,547
4.05%, 06/29/48(a)	82	67,357
2.65%, 09/22/51	150	92,753
4.50%, 09/09/52	400	348,913
4.50%, 04/15/53(a)	180	156,617
2.38%, 09/24/29(a)	33	30,049
		4,762,483
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	40	40,507
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	70	61,355
2.69%, 05/25/31	72	61,872
Berry Global, Inc.
1.57%, 01/15/26	171	165,022
1.65%, 01/15/27	87	81,462
5.80%, 06/15/31(d)	50	50,892
5.65%, 01/15/34(d)	80	80,229
Packaging Corp. of America
3.00%, 12/15/29	70	63,803
5.70%, 12/01/33(a)	30	30,621
4.05%, 12/15/49	112	85,951
3.05%, 10/01/51	65	41,715
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(d)	200	199,644
Sonoco Products Co.
2.25%, 02/01/27	277	261,964
2.85%, 02/01/32(a)	171	145,282
5.00%, 09/01/34(a)	100	94,826
WestRock MWV LLC, 8.20%, 01/15/30	74	83,955
WRKCo, Inc.
3.38%, 09/15/27	87	83,706
4.00%, 03/15/28	171	165,770
3.90%, 06/01/28	50	48,223
4.90%, 03/15/29	171	169,903
		2,016,702
Diversified REITs — 0.5%
American Assets Trust LP, 6.15%, 10/01/34	75	74,592
Security	Par (000)	Value
Diversified REITs (continued)
American Homes 4 Rent LP
4.90%, 02/15/29	$171	$ 169,630
2.38%, 07/15/31	35	29,283
5.50%, 02/01/34	50	49,794
5.50%, 07/15/34	75	74,321
3.38%, 07/15/51	25	16,453
4.30%, 04/15/52	50	38,934
American Tower Corp.
4.40%, 02/15/26	30	29,847
1.60%, 04/15/26	89	85,470
1.45%, 09/15/26	64	60,504
3.38%, 10/15/26	87	84,979
2.75%, 01/15/27	76	72,996
3.65%, 03/15/27	69	67,370
5.50%, 03/15/28	70	71,035
5.25%, 07/15/28	40	40,247
5.80%, 11/15/28	85	87,260
5.20%, 02/15/29	25	25,148
3.95%, 03/15/29	87	83,359
3.80%, 08/15/29	87	82,360
2.90%, 01/15/30	93	83,754
2.10%, 06/15/30	141	120,828
2.70%, 04/15/31	104	89,784
2.30%, 09/15/31	124	103,097
4.05%, 03/15/32(a)	79	73,276
5.65%, 03/15/33	70	70,899
5.55%, 07/15/33	40	40,297
5.90%, 11/15/33	100	103,016
5.45%, 02/15/34	25	25,043
5.40%, 01/31/35	50	49,454
3.70%, 10/15/49(a)	75	54,308
3.10%, 06/15/50(a)	82	52,598
2.95%, 01/15/51(a)	200	123,670
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	25	23,925
AvalonBay Communities, Inc.
3.20%, 01/15/28	191	182,800
1.90%, 12/01/28	104	92,924
3.30%, 06/01/29	64	60,017
2.05%, 01/15/32	130	107,635
5.30%, 12/07/33(a)	25	25,033
3.90%, 10/15/46	87	67,645
4.15%, 07/01/47	50	39,821
Brixmor Operating Partnership LP
4.13%, 06/15/26	87	86,074
4.13%, 05/15/29	214	205,362
2.50%, 08/16/31	50	41,954
5.50%, 02/15/34	25	24,756
5.75%, 02/15/35	50	50,410
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	82,589
Camden Property Trust
5.85%, 11/03/26	25	25,501
3.15%, 07/01/29	100	92,884
2.80%, 05/15/30	257	230,645
4.90%, 01/15/34	25	24,267
Crown Castle, Inc.
3.70%, 06/15/26	71	69,840
1.05%, 07/15/26	341	322,190
4.00%, 03/01/27	171	168,023
2.90%, 03/15/27	70	67,206
5.00%, 01/11/28(a)	65	64,942
3.80%, 02/15/28(a)	341	328,124

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
4.80%, 09/01/28	$450	$ 444,902
5.60%, 06/01/29	75	76,451
4.90%, 09/01/29	40	39,556
2.25%, 01/15/31	171	143,699
5.10%, 05/01/33	55	53,566
5.80%, 03/01/34	65	66,220
5.20%, 09/01/34	50	48,703
2.90%, 04/01/41	141	98,073
4.00%, 11/15/49	102	75,893
4.15%, 07/01/50	150	114,757
CubeSmart LP
3.00%, 02/15/30	100	89,982
2.00%, 02/15/31	87	72,195
Digital Realty Trust LP
3.70%, 08/15/27	171	166,226
5.55%, 01/15/28	285	289,599
3.60%, 07/01/29(a)	130	122,933
EPR Properties
4.75%, 12/15/26	75	74,358
4.50%, 06/01/27	75	73,718
4.95%, 04/15/28	75	73,720
3.75%, 08/15/29	75	69,484
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	50	50,190
Equinix, Inc.
1.45%, 05/15/26	70	66,948
2.90%, 11/18/26	71	68,528
1.55%, 03/15/28	144	129,705
2.00%, 05/15/28	67	60,966
3.20%, 11/18/29	81	74,466
2.15%, 07/15/30	87	74,875
2.50%, 05/15/31	152	129,920
3.00%, 07/15/50	71	44,775
3.40%, 02/15/52	140	94,748
ERP Operating LP
3.25%, 08/01/27	87	83,785
3.50%, 03/01/28	171	164,698
3.00%, 07/01/29	128	118,126
2.50%, 02/15/30	72	64,067
1.85%, 08/01/31	76	62,700
4.65%, 09/15/34	25	23,707
4.50%, 06/01/45	87	73,645
Essex Portfolio LP
4.00%, 03/01/29	71	68,267
3.00%, 01/15/30	70	63,322
1.65%, 01/15/31	90	73,205
2.55%, 06/15/31(a)	60	50,938
5.50%, 04/01/34(a)	25	25,011
2.65%, 09/01/50(a)	71	40,712
Extra Space Storage LP
4.00%, 06/15/29	21	20,097
2.20%, 10/15/30	69	58,709
5.90%, 01/15/31	30	30,946
2.55%, 06/01/31	87	73,989
2.40%, 10/15/31	75	62,318
2.35%, 03/15/32	70	57,187
5.40%, 02/01/34	50	49,517
5.35%, 01/15/35(a)	75	73,976
Federal Realty OP LP
3.25%, 07/15/27	87	83,709
5.38%, 05/01/28	40	40,404
3.50%, 06/01/30	140	128,419
Security	Par (000)	Value
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	$171	$ 169,760
4.00%, 01/15/30	169	157,403
3.25%, 01/15/32	63	53,960
5.63%, 09/15/34	95	93,475
6.25%, 09/15/54	50	49,902
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	71,306
5.45%, 08/15/30	60	60,800
2.00%, 08/15/31	70	56,797
5.50%, 08/15/33	90	89,473
2.70%, 01/15/34	87	69,350
Kimco Realty OP LLC
2.80%, 10/01/26	587	567,773
3.80%, 04/01/27	300	293,816
2.25%, 12/01/31	87	72,191
4.60%, 02/01/33	25	23,798
6.40%, 03/01/34	25	26,604
4.45%, 09/01/47	62	51,094
3.70%, 10/01/49	87	63,128
Mid-America Apartments LP
1.10%, 09/15/26	67	63,116
3.60%, 06/01/27	87	84,930
3.95%, 03/15/29	87	83,796
1.70%, 02/15/31	69	56,812
5.30%, 02/15/32	25	25,103
5.00%, 03/15/34	25	24,318
2.88%, 09/15/51(a)	66	40,698
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/35	25	23,509
Prologis LP
3.25%, 06/30/26	87	85,370
2.13%, 04/15/27	30	28,422
4.88%, 06/15/28(a)	45	45,110
2.88%, 11/15/29	93	85,139
2.25%, 04/15/30	213	186,325
1.75%, 07/01/30	82	69,117
1.25%, 10/15/30	65	53,277
1.75%, 02/01/31	64	53,037
4.63%, 01/15/33(a)	135	130,116
4.75%, 06/15/33	40	38,714
5.13%, 01/15/34(a)	50	49,274
5.00%, 03/15/34	100	97,666
5.00%, 01/31/35	50	48,720
3.05%, 03/01/50	50	32,333
3.00%, 04/15/50	95	60,884
2.13%, 10/15/50	50	26,206
5.25%, 06/15/53	140	130,708
5.25%, 03/15/54	75	69,964
Public Storage Operating Co.
1.50%, 11/09/26	138	130,541
1.85%, 05/01/28	207	188,753
1.95%, 11/09/28	133	119,706
5.13%, 01/15/29	30	30,360
2.25%, 11/09/31	87	72,773
5.35%, 08/01/53	125	118,819
Rayonier LP, 2.75%, 05/17/31	124	105,115
Regency Centers LP
2.95%, 09/15/29	71	65,083
3.70%, 06/15/30	87	81,256
4.40%, 02/01/47	87	71,598
Rexford Industrial Realty LP
5.00%, 06/15/28	30	29,886
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Rexford Industrial Realty LP (continued)
2.13%, 12/01/30	$71	$ 59,461
2.15%, 09/01/31	79	64,188
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	60	51,228
6.10%, 04/01/34	25	25,434
5.65%, 01/15/35	25	24,394
Store Capital LLC, 2.70%, 12/01/31	87	71,581
Sun Communities Operating LP
2.30%, 11/01/28	79	71,218
5.50%, 01/15/29	25	25,178
2.70%, 07/15/31	128	107,624
4.20%, 04/15/32	69	62,997
5.70%, 01/15/33	20	19,920
UDR, Inc.
3.50%, 01/15/28	200	191,271
4.40%, 01/26/29	171	166,231
3.20%, 01/15/30	87	79,632
3.00%, 08/15/31	87	76,401
1.90%, 03/15/33	87	66,841
VICI Properties LP
4.75%, 02/15/28	117	116,016
4.95%, 02/15/30(a)	105	102,921
5.13%, 11/15/31	45	43,896
5.13%, 05/15/32(a)	118	114,894
5.63%, 05/15/52	161	149,794
6.13%, 04/01/54(a)	100	99,357
Weyerhaeuser Co.
4.75%, 05/15/26	60	60,004
4.00%, 11/15/29	171	163,118
7.38%, 03/15/32	80	89,056
3.38%, 03/09/33	90	78,140
4.00%, 03/09/52	55	41,460
WP Carey, Inc.
3.85%, 07/15/29(a)	82	77,946
2.45%, 02/01/32	118	97,221
5.38%, 06/30/34	25	24,805
		16,398,194
Diversified Telecommunication Services — 1.1%
America Movil SAB de C.V., 3.63%, 04/22/29	244	229,523
America Movil SAB de CV
6.13%, 03/30/40	300	306,789
4.38%, 07/16/42	229	191,403
AT&T, Inc.
3.88%, 01/15/26	200	198,240
4.25%, 03/01/27	500	495,399
2.30%, 06/01/27	450	424,736
1.65%, 02/01/28	300	272,797
4.35%, 03/01/29	300	293,502
4.30%, 02/15/30	300	290,542
2.75%, 06/01/31	341	296,626
2.25%, 02/01/32	400	330,686
2.55%, 12/01/33	200	161,107
5.40%, 02/15/34	125	125,501
4.50%, 05/15/35	655	605,793
4.90%, 08/15/37	375	353,621
4.85%, 03/01/39	300	277,689
5.35%, 09/01/40	200	193,615
3.50%, 06/01/41	250	191,566
4.65%, 06/01/44	125	106,120
4.75%, 05/15/46	500	434,014
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.50%, 03/09/48	$500	$ 412,903
3.65%, 06/01/51(a)	200	141,245
3.50%, 09/15/53	911	613,413
3.55%, 09/15/55(a)	974	655,098
3.80%, 12/01/57	778	536,745
3.65%, 09/15/59	520	344,430
3.85%, 06/01/60	200	138,549
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	87	70,750
5.10%, 05/11/33	60	58,306
5.20%, 02/15/34	50	48,753
4.46%, 04/01/48	100	80,780
4.30%, 07/29/49(a)	67	52,348
3.65%, 03/17/51	50	34,572
3.20%, 02/15/52	86	54,881
3.65%, 08/15/52	67	46,135
5.55%, 02/15/54(a)	50	46,885
British Telecommunications PLC, 9.63%, 12/15/30	300	363,447
Cisco Systems, Inc.
4.90%, 02/26/26	95	95,607
2.95%, 02/28/26	257	252,604
2.50%, 09/20/26	171	165,712
4.80%, 02/26/27	150	151,095
4.85%, 02/26/29	450	452,646
4.95%, 02/26/31	415	416,488
5.05%, 02/26/34	610	607,799
5.90%, 02/15/39	341	360,333
5.30%, 02/26/54	85	82,621
5.35%, 02/26/64	90	86,271
Corning, Inc.
4.75%, 03/15/42	50	44,269
5.35%, 11/15/48(a)	50	46,763
3.90%, 11/15/49	87	65,195
4.38%, 11/15/57	130	99,672
5.85%, 11/15/68	100	95,672
5.45%, 11/15/79	87	78,715
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	348,555
Juniper Networks, Inc.
3.75%, 08/15/29	87	82,593
5.95%, 03/15/41	87	85,758
Motorola Solutions, Inc.
4.60%, 02/23/28	87	86,175
5.00%, 04/15/29	25	24,962
4.60%, 05/23/29	166	163,285
2.30%, 11/15/30	146	125,019
2.75%, 05/24/31	102	88,327
5.40%, 04/15/34	175	175,071
Orange SA, 9.00%, 03/01/31	437	520,254
Rogers Communications, Inc.
2.90%, 11/15/26	171	165,116
3.20%, 03/15/27	73	70,524
3.80%, 03/15/32	58	52,159
5.30%, 02/15/34(a)	500	487,331
7.50%, 08/15/38	100	113,449
4.50%, 03/15/42(a)	59	49,827
5.00%, 03/15/44	87	77,048
4.30%, 02/15/48	214	167,287
3.70%, 11/15/49	71	49,618
4.55%, 03/15/52	240	191,862

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
6.88%, 11/15/28	$200	$ 212,297
8.75%, 03/15/32	300	358,171
Telefonica Emisiones SA
7.05%, 06/20/36	185	203,333
4.67%, 03/06/38	150	133,180
5.21%, 03/08/47	283	250,696
4.90%, 03/06/48	160	135,573
Telefonica Europe BV, 8.25%, 09/15/30	75	85,520
TELUS Corp.
3.40%, 05/13/32	90	79,375
4.60%, 11/16/48	70	57,035
4.30%, 06/15/49	87	67,161
T-Mobile U.S., Inc.
1.50%, 02/15/26	171	164,972
2.25%, 02/15/26	150	145,692
2.63%, 04/15/26	100	97,452
3.75%, 04/15/27	300	293,088
4.75%, 02/01/28	125	124,220
2.05%, 02/15/28	87	79,895
4.95%, 03/15/28	85	85,040
4.80%, 07/15/28	80	79,566
4.85%, 01/15/29	65	64,634
2.63%, 02/15/29	100	90,900
3.38%, 04/15/29	200	186,672
4.20%, 10/01/29	75	72,571
3.88%, 04/15/30	800	752,790
2.55%, 02/15/31	259	222,783
2.88%, 02/15/31	100	87,882
3.50%, 04/15/31	225	203,978
2.25%, 11/15/31	59	49,012
2.70%, 03/15/32	130	110,074
5.20%, 01/15/33	200	197,974
5.05%, 07/15/33	275	269,276
5.75%, 01/15/34	315	322,950
5.15%, 04/15/34	35	34,435
4.70%, 01/15/35	100	94,581
4.38%, 04/15/40	214	185,497
3.00%, 02/15/41	141	100,553
4.50%, 04/15/50	295	241,879
3.30%, 02/15/51	300	197,862
3.40%, 10/15/52	341	227,472
5.65%, 01/15/53	200	193,524
5.75%, 01/15/54	330	321,966
6.00%, 06/15/54	100	101,357
5.25%, 06/15/55	150	136,222
3.60%, 11/15/60(a)	174	114,828
5.80%, 09/15/62	100	96,467
T-Mobile USA, Inc., 5.38%, 04/15/27	100	100,526
Verizon Communications, Inc.
2.63%, 08/15/26	155	150,364
4.13%, 03/16/27	350	346,050
3.00%, 03/22/27	200	193,199
2.10%, 03/22/28	140	128,740
4.33%, 09/21/28(a)	369	361,415
3.88%, 02/08/29	341	328,897
4.02%, 12/03/29	350	335,932
3.15%, 03/22/30	171	156,584
1.68%, 10/30/30	341	283,581
1.75%, 01/20/31	1,000	824,048
2.55%, 03/21/31	377	324,661
2.36%, 03/15/32	695	576,365
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
5.05%, 05/09/33(a)	$55	$ 54,375
4.50%, 08/10/33	300	282,716
4.40%, 11/01/34	257	238,102
4.78%, 02/15/35(d)	200	190,386
4.81%, 03/15/39	104	95,967
2.65%, 11/20/40	287	196,234
3.40%, 03/22/41	429	324,449
2.85%, 09/03/41	112	77,443
4.75%, 11/01/41	511	459,097
3.85%, 11/01/42	87	68,366
4.86%, 08/21/46	341	304,228
4.00%, 03/22/50	171	129,782
2.88%, 11/20/50(a)	427	262,253
3.55%, 03/22/51(a)	336	237,434
3.88%, 03/01/52	118	87,136
5.50%, 02/23/54(a)	30	28,707
2.99%, 10/30/56	411	243,734
3.00%, 11/20/60(a)	275	159,119
3.70%, 03/22/61	403	273,262
Vodafone Group PLC
7.88%, 02/15/30	74	83,795
6.15%, 02/27/37	31	32,548
4.88%, 06/19/49	150	129,211
4.25%, 09/17/50	205	159,059
5.63%, 02/10/53	150	142,557
5.75%, 06/28/54	200	192,894
5.13%, 06/19/59	104	89,943
5.75%, 02/10/63	150	141,370
5.88%, 06/28/64	125	120,945
		31,950,070
Electric Utilities — 2.0%
AEP Texas, Inc.
3.95%, 06/01/28	87	84,065
5.45%, 05/15/29(a)	50	50,644
4.70%, 05/15/32	70	66,974
5.70%, 05/15/34	50	50,309
5.25%, 05/15/52	70	63,025
Series H, 3.45%, 01/15/50	100	67,212
AEP Transmission Co. LLC
3.10%, 12/01/26	87	84,501
3.80%, 06/15/49	171	126,871
3.15%, 09/15/49	71	46,785
5.40%, 03/15/53	40	38,116
Series M, 3.65%, 04/01/50	87	62,838
Series N, 2.75%, 08/15/51(a)	71	42,642
Series O, 4.50%, 06/15/52	50	41,391
AES Corp.
1.38%, 01/15/26	171	164,699
5.45%, 06/01/28	60	60,325
2.45%, 01/15/31(a)	87	72,498
Alabama Power Co.
3.75%, 09/01/27	100	97,804
3.94%, 09/01/32(a)	100	92,773
5.85%, 11/15/33	25	25,907
6.13%, 05/15/38(a)	171	180,895
3.75%, 03/01/45	87	66,610
4.30%, 01/02/46	87	72,215
3.45%, 10/01/49	65	45,877
3.13%, 07/15/51	104	68,342
Series 2020-A, 1.45%, 09/15/30(a)	51	42,204
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Corp.
5.70%, 12/01/26	$50	$ 50,815
1.95%, 03/15/27	133	125,011
5.00%, 01/15/29	50	50,077
3.50%, 01/15/31	171	156,053
Ameren Illinois Co.
3.85%, 09/01/32	90	82,562
4.15%, 03/15/46	87	71,925
3.25%, 03/15/50	53	36,134
5.90%, 12/01/52	50	51,257
5.55%, 07/01/54	75	73,869
American Electric Power Co., Inc.
5.75%, 11/01/27	100	102,478
5.20%, 01/15/29	75	75,565
2.30%, 03/01/30	75	65,255
5.95%, 11/01/32	100	103,064
5.63%, 03/01/33	32	32,327
Series J, 4.30%, 12/01/28	87	84,991
Appalachian Power Co.
5.65%, 04/01/34	50	50,150
7.00%, 04/01/38	50	54,955
4.40%, 05/15/44	87	70,564
Series BB, 4.50%, 08/01/32	100	94,084
Series Z, 3.70%, 05/01/50	70	48,593
Arizona Public Service Co.
2.60%, 08/15/29	87	78,667
6.35%, 12/15/32	100	105,599
5.55%, 08/01/33	250	250,015
5.70%, 08/15/34	25	25,278
5.05%, 09/01/41	87	79,159
4.50%, 04/01/42	71	60,064
4.20%, 08/15/48	87	67,328
3.50%, 12/01/49	64	43,687
Avista Corp., 4.35%, 06/01/48(a)	104	85,218
Baltimore Gas and Electric Co.
2.40%, 08/15/26	171	164,981
2.25%, 06/15/31	81	68,555
5.30%, 06/01/34	25	24,919
6.35%, 10/01/36	87	93,406
3.50%, 08/15/46	121	87,442
3.20%, 09/15/49	80	52,849
2.90%, 06/15/50	79	49,327
4.55%, 06/01/52	130	107,906
5.40%, 06/01/53	235	223,656
5.65%, 06/01/54	25	24,613
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	87	82,818
3.70%, 07/15/30	87	81,858
1.65%, 05/15/31	146	118,614
6.13%, 04/01/36	337	354,383
5.95%, 05/15/37	171	176,845
5.15%, 11/15/43	87	82,562
4.50%, 02/01/45	71	61,506
3.80%, 07/15/48	87	64,535
4.45%, 01/15/49	87	71,763
4.25%, 10/15/50	71	56,049
2.85%, 05/15/51(a)	71	43,363
4.60%, 05/01/53	71	58,908
Black Hills Corp.
3.95%, 01/15/26	70	69,275
5.95%, 03/15/28(a)	100	102,971
3.05%, 10/15/29(a)	73	66,749
2.50%, 06/15/30	55	47,994
Security	Par (000)	Value
Electric Utilities (continued)
Black Hills Corp. (continued)
4.35%, 05/01/33	$71	$ 65,415
6.15%, 05/15/34(a)	100	103,936
6.00%, 01/15/35	25	25,779
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	50	50,607
4.95%, 04/01/33	100	97,819
5.15%, 03/01/34	40	39,514
3.55%, 08/01/42	74	57,224
3.95%, 03/01/48	87	66,811
5.30%, 04/01/53	30	28,225
Series AD, 2.90%, 07/01/50	60	37,576
Series AF, 3.35%, 04/01/51	87	59,616
Series AG, 3.00%, 03/01/32	70	60,784
Series AH, 3.60%, 03/01/52	50	35,711
Series AI, 4.45%, 10/01/32	40	38,072
Series AJ, 4.85%, 10/01/52	50	44,092
CenterPoint Energy, Inc.
1.45%, 06/01/26	84	80,231
5.25%, 08/10/26(a)	25	25,195
5.40%, 06/01/29	50	50,573
2.65%, 06/01/31	140	120,287
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	19	18,611
CMS Energy Corp.
3.45%, 08/15/27	171	165,505
(5-year CMT + 2.90%), 3.75%, 12/01/50(a)(b)	100	87,055
Commonwealth Edison Co.
2.55%, 06/15/26	87	84,502
4.90%, 02/01/33	30	29,368
5.30%, 06/01/34	25	25,061
5.90%, 03/15/36	50	52,128
6.45%, 01/15/38	100	108,009
3.70%, 03/01/45	87	66,379
3.65%, 06/15/46	130	97,082
3.00%, 03/01/50	87	56,094
5.30%, 02/01/53	40	37,682
Series 127, 3.20%, 11/15/49	105	69,673
Series 130, 3.13%, 03/15/51	71	45,988
Series 131, 2.75%, 09/01/51	87	51,235
Series 133, 3.85%, 03/15/52	141	104,441
Connecticut Light and Power Co.
4.65%, 01/01/29(a)	25	24,873
4.90%, 07/01/33	25	24,429
4.95%, 08/15/34	25	24,380
4.30%, 04/15/44	100	83,583
5.25%, 01/15/53	100	94,424
Series A, 3.20%, 03/15/27	87	84,406
Series A, 2.05%, 07/01/31	140	116,959
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	84,345
2.40%, 06/15/31(a)	171	146,827
5.20%, 03/01/33	50	50,015
5.50%, 03/15/34(a)	50	50,868
5.38%, 05/15/34	25	25,278
3.95%, 03/01/43	53	42,343
4.45%, 03/15/44	87	74,305
4.50%, 12/01/45	87	73,732
3.85%, 06/15/46	171	130,488
3.20%, 12/01/51	60	39,235
6.15%, 11/15/52	50	52,391
5.90%, 11/15/53	50	50,651
5.70%, 05/15/54(a)	125	124,339
4.63%, 12/01/54	100	83,894

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
3.70%, 11/15/59	$70	$ 48,797
3.60%, 06/15/61(a)	130	88,244
Series 2007-A, 6.30%, 08/15/37	200	212,284
Series 2012-A, 4.20%, 03/15/42	71	59,194
Series 20A, 3.35%, 04/01/30	257	239,159
Series 20B, 3.95%, 04/01/50(a)	171	133,113
Series C, 4.30%, 12/01/56	87	67,751
Series C, 4.00%, 11/15/57(a)	130	95,590
Series D, 4.00%, 12/01/28(a)	87	84,758
Series E, 4.65%, 12/01/48	87	74,331
Constellation Energy Generation LLC
5.60%, 03/01/28	50	50,997
5.80%, 03/01/33	50	51,090
6.13%, 01/15/34	25	26,169
6.25%, 10/01/39	123	128,288
5.75%, 10/01/41	87	84,908
5.60%, 06/15/42	100	96,461
6.50%, 10/01/53	100	105,926
5.75%, 03/15/54	50	48,613
Consumers Energy Co.
4.65%, 03/01/28(a)	200	199,394
4.90%, 02/15/29	100	100,257
4.70%, 01/15/30(a)	25	24,826
4.63%, 05/15/33	100	96,461
4.35%, 04/15/49	171	142,063
3.10%, 08/15/50(a)	75	50,635
2.65%, 08/15/52(a)	38	22,907
4.20%, 09/01/52	25	20,162
2.50%, 05/01/60	181	99,683
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	171	166,909
6.25%, 10/15/53	50	53,808
5.10%, 06/01/65	50	44,705
Series A, 2.30%, 12/01/31	70	58,621
Dominion Energy, Inc.
5.38%, 11/15/32	50	50,105
7.00%, 06/15/38	87	96,838
Series A, 1.45%, 04/15/26	70	67,140
Series A, 4.35%, 08/15/32	50	46,844
Series B, 3.30%, 04/15/41	75	55,235
Series B, 4.85%, 08/15/52	50	42,930
Series C, 3.38%, 04/01/30	257	236,395
Series C, 2.25%, 08/15/31	82	68,245
Series C, 4.90%, 08/01/41	50	44,748
DTE Electric Co.
5.20%, 04/01/33	40	39,953
5.20%, 03/01/34	50	49,811
3.70%, 03/15/45	51	39,140
3.70%, 06/01/46	87	66,015
3.75%, 08/15/47	70	52,687
5.40%, 04/01/53	40	38,787
Series A, 1.90%, 04/01/28	87	79,658
Series A, 3.00%, 03/01/32	61	53,578
Series A, 4.00%, 04/01/43	53	42,950
Series A, 4.05%, 05/15/48	87	69,623
Series B, 3.25%, 04/01/51	71	48,343
Series B, 3.65%, 03/01/52	63	46,094
DTE Energy Co.
4.95%, 07/01/27(a)	75	75,281
4.88%, 06/01/28	200	199,299
5.10%, 03/01/29(a)	75	75,173
Security	Par (000)	Value
Electric Utilities (continued)
DTE Energy Co. (continued)
5.85%, 06/01/34	$250	$ 256,641
Series C, 3.40%, 06/15/29(a)	120	112,249
Duke Energy Carolinas LLC
2.45%, 08/15/29	87	78,250
2.45%, 02/01/30	71	63,194
2.55%, 04/15/31	75	64,979
2.85%, 03/15/32	97	83,858
4.95%, 01/15/33	160	157,338
4.85%, 01/15/34	25	24,231
6.10%, 06/01/37	87	90,578
6.05%, 04/15/38	74	77,764
5.30%, 02/15/40	87	85,113
4.25%, 12/15/41	171	144,927
4.00%, 09/30/42	87	70,657
3.70%, 12/01/47	87	64,414
3.95%, 03/15/48	71	54,393
3.45%, 04/15/51	75	51,745
3.55%, 03/15/52	78	54,939
5.35%, 01/15/53	150	142,695
5.40%, 01/15/54	92	88,119
Series A, 6.00%, 12/01/28	87	90,370
Duke Energy Corp.
2.65%, 09/01/26	87	84,213
4.85%, 01/05/27(a)	25	25,075
3.15%, 08/15/27	87	83,545
5.00%, 12/08/27	170	171,212
4.30%, 03/15/28	90	88,593
4.85%, 01/05/29	25	24,884
2.45%, 06/01/30	89	78,010
4.50%, 08/15/32	100	95,263
5.75%, 09/15/33(a)	75	76,894
5.45%, 06/15/34	50	49,919
3.30%, 06/15/41	121	88,799
4.80%, 12/15/45	87	75,083
3.75%, 09/01/46	100	73,625
3.95%, 08/15/47	87	64,735
4.20%, 06/15/49	87	67,215
3.50%, 06/15/51	100	67,469
5.00%, 08/15/52(a)	100	87,269
6.10%, 09/15/53(a)	75	76,185
5.80%, 06/15/54	50	48,705
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	109	101,320
Duke Energy Florida LLC
2.50%, 12/01/29(a)	59	53,008
1.75%, 06/15/30	82	69,568
2.40%, 12/15/31	141	118,974
5.88%, 11/15/33	35	36,427
6.35%, 09/15/37	200	212,589
6.40%, 06/15/38	200	215,324
3.40%, 10/01/46	87	61,620
3.00%, 12/15/51	65	40,492
5.95%, 11/15/52	100	101,588
6.20%, 11/15/53	50	52,693
Duke Energy Indiana LLC
5.25%, 03/01/34	25	24,991
3.75%, 05/15/46	87	64,868
2.75%, 04/01/50	100	60,399
5.40%, 04/01/53	50	47,360
Series WWW, 4.90%, 07/15/43	87	79,005
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	34,928
3.70%, 06/15/46	87	64,171
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Ohio, Inc. (continued)
5.55%, 03/15/54	$25	$ 24,171
Duke Energy Progress LLC
3.70%, 09/01/28	65	62,616
3.45%, 03/15/29	87	82,470
2.00%, 08/15/31(a)	74	61,238
3.40%, 04/01/32	67	59,990
5.25%, 03/15/33	30	30,063
5.10%, 03/15/34	25	24,711
4.10%, 05/15/42	53	43,521
4.10%, 03/15/43	87	71,061
4.38%, 03/30/44	74	62,269
4.15%, 12/01/44	87	70,791
4.20%, 08/15/45	87	70,491
3.70%, 10/15/46	87	64,483
2.50%, 08/15/50	87	50,331
2.90%, 08/15/51	74	45,735
4.00%, 04/01/52	55	42,033
5.35%, 03/15/53	50	47,347
Edison International
4.13%, 03/15/28	171	165,811
5.25%, 11/15/28	25	25,057
5.45%, 06/15/29	50	50,452
6.95%, 11/15/29	45	48,056
El Paso Electric Co., 6.00%, 05/15/35	87	87,159
Emera U.S. Finance LP
3.55%, 06/15/26	185	181,196
2.64%, 06/15/31	155	131,056
4.75%, 06/15/46	62	51,340
Entergy Arkansas LLC
3.50%, 04/01/26	65	64,149
5.15%, 01/15/33	50	49,767
5.30%, 09/15/33	50	50,308
5.45%, 06/01/34	25	25,335
2.65%, 06/15/51	75	44,230
3.35%, 06/15/52	87	58,270
5.75%, 06/01/54	25	24,716
Entergy Corp.
2.95%, 09/01/26	171	165,957
1.90%, 06/15/28	71	64,129
2.80%, 06/15/30	79	70,370
2.40%, 06/15/31	104	87,751
3.75%, 06/15/50	71	50,334
Entergy Louisiana LLC
1.60%, 12/15/30	82	67,756
4.00%, 03/15/33	87	79,642
5.35%, 03/15/34	225	224,803
5.15%, 09/15/34	50	49,174
4.20%, 09/01/48	87	69,094
4.20%, 04/01/50	171	134,831
4.75%, 09/15/52	50	43,070
5.70%, 03/15/54(a)	125	123,520
Entergy Mississippi LLC
2.85%, 06/01/28	87	81,579
5.00%, 09/01/33	20	19,567
3.85%, 06/01/49	87	64,636
5.85%, 06/01/54	125	126,016
Entergy Texas, Inc.
5.00%, 09/15/52	50	44,705
5.80%, 09/01/53(a)	25	25,003
5.55%, 09/15/54	25	24,223
Evergy Kansas Central, Inc.
2.55%, 07/01/26	62	60,159
Security	Par (000)	Value
Electric Utilities (continued)
Evergy Kansas Central, Inc. (continued)
5.90%, 11/15/33	$25	$ 25,831
4.25%, 12/01/45	171	138,217
3.25%, 09/01/49	87	57,695
3.45%, 04/15/50	87	60,115
5.70%, 03/15/53	20	19,641
Evergy Metro, Inc.
4.95%, 04/15/33	30	29,259
5.40%, 04/01/34	25	24,991
Evergy, Inc., 2.90%, 09/15/29	87	79,160
Eversource Energy
4.75%, 05/15/26	30	29,976
5.00%, 01/01/27	25	25,063
2.90%, 03/01/27	67	64,312
5.45%, 03/01/28	95	96,238
5.95%, 02/01/29	75	77,267
2.55%, 03/15/31(a)	87	74,414
5.85%, 04/15/31	75	76,930
3.38%, 03/01/32	67	58,642
5.13%, 05/15/33	40	38,862
5.50%, 01/01/34	75	74,405
5.95%, 07/15/34(a)	75	76,834
3.45%, 01/15/50	71	48,524
Series M, 3.30%, 01/15/28	257	244,265
Series R, 1.65%, 08/15/30	140	116,478
Series U, 1.40%, 08/15/26(a)	87	82,294
Exelon Corp.
3.40%, 04/15/26	130	127,860
2.75%, 03/15/27	53	50,750
5.15%, 03/15/28	35	35,204
4.05%, 04/15/30	171	162,957
3.35%, 03/15/32	200	177,065
5.30%, 03/15/33	70	69,832
5.45%, 03/15/34(a)	35	34,919
5.10%, 06/15/45	87	78,780
4.70%, 04/15/50	87	73,410
4.10%, 03/15/52	86	65,371
5.60%, 03/15/53	100	96,218
FirstEnergy Corp.
2.65%, 03/01/30	75	66,483
Series B, 3.90%, 07/15/27	150	146,069
Series B, 2.25%, 09/01/30	100	85,761
Series C, 3.40%, 03/01/50	150	101,855
FirstEnergy Transmission LLC(d)
4.55%, 01/15/30	30	29,206
5.00%, 01/15/35	50	48,307
Florida Power & Light Co.
4.45%, 05/15/26(a)	25	25,001
5.05%, 04/01/28	40	40,384
4.40%, 05/15/28	35	34,651
5.15%, 06/15/29	70	70,878
4.63%, 05/15/30	35	34,676
2.45%, 02/03/32(a)	150	126,579
5.10%, 04/01/33	70	69,546
4.80%, 05/15/33	225	218,880
5.30%, 06/15/34	75	75,213
5.95%, 02/01/38	50	52,321
5.69%, 03/01/40(a)	87	88,777
5.25%, 02/01/41(a)	87	84,365
4.13%, 02/01/42	87	72,534
4.05%, 10/01/44	130	105,887
3.70%, 12/01/47	71	53,230
3.95%, 03/01/48	87	68,300

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
4.13%, 06/01/48	$87	$ 69,582
3.99%, 03/01/49	87	67,998
3.15%, 10/01/49	100	67,405
2.88%, 12/04/51	200	125,006
5.30%, 04/01/53(a)	50	47,629
5.60%, 06/15/54	70	69,844
Fortis, Inc./Canada, 3.06%, 10/04/26	171	165,619
Georgia Power Co.
4.65%, 05/16/28	100	99,578
4.55%, 03/15/30	75	73,736
4.70%, 05/15/32	90	87,686
4.95%, 05/17/33	100	97,929
5.25%, 03/15/34	250	248,054
4.30%, 03/15/42	321	272,953
5.13%, 05/15/52	90	83,491
Series A, 3.25%, 03/15/51(a)	100	67,406
Series B, 2.65%, 09/15/29	171	155,098
Series B, 3.70%, 01/30/50	171	125,533
Idaho Power Co.
5.20%, 08/15/34(a)	25	24,831
5.50%, 03/15/53	20	19,166
5.80%, 04/01/54	25	24,930
Series K, 4.20%, 03/01/48	60	47,614
Indiana Michigan Power Co.
6.05%, 03/15/37	62	63,837
4.25%, 08/15/48	87	68,582
5.63%, 04/01/53	35	34,102
Series K, 4.55%, 03/15/46	54	45,671
Series L, 3.75%, 07/01/47	171	126,909
Interstate Power and Light Co.
4.10%, 09/26/28	75	72,813
5.70%, 10/15/33	25	25,402
3.70%, 09/15/46	87	64,488
3.50%, 09/30/49	78	54,602
IPALCO Enterprises, Inc., 4.25%, 05/01/30	171	161,024
ITC Holdings Corp., 3.25%, 06/30/26	171	167,157
Kentucky Utilities Co.
5.45%, 04/15/33	20	20,212
4.38%, 10/01/45	171	141,662
3.30%, 06/01/50	75	50,500
Louisville Gas and Electric Co., 5.45%, 04/15/33(a)	200	202,144
MidAmerican Energy Co.
3.65%, 04/15/29	87	82,973
5.35%, 01/15/34	25	25,300
4.80%, 09/15/43	87	78,116
3.65%, 08/01/48	87	64,470
4.25%, 07/15/49	107	86,728
3.15%, 04/15/50	87	58,374
2.70%, 08/01/52	75	45,398
5.85%, 09/15/54(a)	100	101,631
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	72,456
Series B, 3.10%, 07/30/51	87	56,561
National Grid PLC
5.60%, 06/12/28	100	101,949
5.81%, 06/12/33	100	101,999
5.42%, 01/11/34	150	149,277
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	25	25,412
4.80%, 02/05/27	50	50,151
5.10%, 05/06/27	25	25,201
Security	Par (000)	Value
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
3.40%, 02/07/28	$341	$ 327,419
4.80%, 03/15/28	125	125,218
5.05%, 09/15/28	50	50,379
4.85%, 02/07/29(a)	50	50,026
5.15%, 06/15/29	50	50,592
2.40%, 03/15/30	144	127,037
5.00%, 02/07/31	25	25,131
2.75%, 04/15/32	87	74,382
4.02%, 11/01/32	107	98,988
4.15%, 12/15/32	30	27,991
5.80%, 01/15/33	50	51,724
5.00%, 08/15/34	25	24,505
4.30%, 03/15/49	87	70,311
Nevada Power Co.
6.00%, 03/15/54	50	51,057
Series CC, 3.70%, 05/01/29	200	190,823
Series DD, 2.40%, 05/01/30	71	62,444
Series EE, 3.13%, 08/01/50	71	45,328
Series GG, 5.90%, 05/01/53	50	50,153
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	100	100,188
1.88%, 01/15/27	154	145,513
3.55%, 05/01/27	171	166,643
4.63%, 07/15/27	300	299,593
4.90%, 02/28/28	150	150,202
1.90%, 06/15/28	119	107,726
4.90%, 03/15/29	100	99,686
3.50%, 04/01/29	100	94,366
2.75%, 11/01/29	86	77,993
5.00%, 02/28/30(a)	150	150,281
2.25%, 06/01/30	300	259,380
2.44%, 01/15/32	86	71,719
5.00%, 07/15/32	135	132,877
5.05%, 02/28/33	150	147,042
5.25%, 03/15/34	100	98,907
3.00%, 01/15/52(a)	96	59,979
5.25%, 02/28/53(a)	150	137,668
5.55%, 03/15/54(a)	150	143,681
(5-year CMT + 2.46%), 6.75%, 06/15/54(a)(b)	125	128,060
Northern States Power Co.
2.25%, 04/01/31	55	46,852
3.40%, 08/15/42	70	53,170
4.00%, 08/15/45	85	67,544
2.90%, 03/01/50	79	50,540
3.20%, 04/01/52	80	53,625
4.50%, 06/01/52	69	57,882
5.10%, 05/15/53	40	37,004
5.40%, 03/15/54	45	43,376
5.65%, 06/15/54	25	24,959
NSTAR Electric Co.
5.40%, 06/01/34	25	25,123
4.40%, 03/01/44	50	42,208
4.55%, 06/01/52	79	66,136
4.95%, 09/15/52	50	44,775
OGE Energy Corp., 5.45%, 05/15/29	25	25,409
Oglethorpe Power Corp.
4.50%, 04/01/47	61	49,978
5.05%, 10/01/48	41	36,101
3.75%, 08/01/50	87	61,892
5.25%, 09/01/50	60	53,874
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Oglethorpe Power Corp. (continued)
6.20%, 12/01/53	$50	$ 51,486
Ohio Power Co.
5.65%, 06/01/34	25	25,164
4.15%, 04/01/48	71	54,454
Series Q, 1.63%, 01/15/31	76	61,847
Series R, 2.90%, 10/01/51	76	45,676
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	171	156,814
5.40%, 01/15/33	100	100,785
5.60%, 04/01/53	25	24,330
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	62	59,621
4.65%, 11/01/29(d)	50	49,491
2.75%, 05/15/30	171	153,500
4.55%, 09/15/32	75	72,067
5.65%, 11/15/33	55	56,396
5.25%, 09/30/40	87	84,499
5.30%, 06/01/42	75	71,766
3.75%, 04/01/45	87	66,821
3.80%, 06/01/49	171	128,933
3.10%, 09/15/49	86	56,298
2.70%, 11/15/51	74	43,621
4.60%, 06/01/52	200	167,475
4.95%, 09/15/52	50	44,658
5.55%, 06/15/54(d)	75	73,064
Pacific Gas and Electric Co.
3.15%, 01/01/26	341	335,057
2.95%, 03/01/26	100	97,774
5.45%, 06/15/27	100	101,145
2.10%, 08/01/27	102	95,155
3.30%, 12/01/27(a)	345	329,612
3.00%, 06/15/28	109	102,135
3.75%, 07/01/28	171	163,643
6.10%, 01/15/29(a)	30	31,034
4.20%, 03/01/29	130	125,642
5.55%, 05/15/29	75	76,223
4.55%, 07/01/30	341	330,021
2.50%, 02/01/31	257	219,755
4.40%, 03/01/32	137	128,720
5.90%, 06/15/32	100	102,652
6.15%, 01/15/33	115	119,360
6.40%, 06/15/33	40	42,163
6.95%, 03/15/34	90	98,570
5.80%, 05/15/34	75	76,689
4.50%, 07/01/40	141	121,725
3.30%, 08/01/40	154	115,234
4.20%, 06/01/41	78	63,582
4.75%, 02/15/44	87	74,240
4.30%, 03/15/45	74	59,049
3.95%, 12/01/47	150	111,993
4.95%, 07/01/50	404	350,587
3.50%, 08/01/50	155	106,181
5.25%, 03/01/52	200	179,124
6.75%, 01/15/53	135	147,087
6.70%, 04/01/53	135	146,110
PacifiCorp.
5.10%, 02/15/29	50	50,357
3.50%, 06/15/29(a)	300	282,435
5.30%, 02/15/31(a)	50	50,440
5.45%, 02/15/34	50	49,676
5.25%, 06/15/35	87	86,091
6.35%, 07/15/38	257	268,713
Security	Par (000)	Value
Electric Utilities (continued)
PacifiCorp. (continued)
6.00%, 01/15/39	$250	$ 255,015
4.10%, 02/01/42	87	70,217
4.15%, 02/15/50	87	67,114
2.90%, 06/15/52	74	44,032
5.35%, 12/01/53	100	91,925
5.50%, 05/15/54	80	74,757
5.80%, 01/15/55	100	97,175
PECO Energy Co.
4.90%, 06/15/33	54	53,059
3.00%, 09/15/49	69	44,993
3.05%, 03/15/51	63	40,724
2.85%, 09/15/51	82	50,804
4.60%, 05/15/52	100	85,873
4.38%, 08/15/52	50	41,305
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	600	595,392
Series 2024-A, Class A2, 5.23%, 06/01/42	500	495,792
Potomac Electric Power Co.
5.20%, 03/15/34	25	24,781
6.50%, 11/15/37	100	109,541
4.15%, 03/15/43	87	71,865
5.50%, 03/15/54	25	24,219
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	98,813
4.85%, 02/15/34	25	24,346
4.75%, 07/15/43	87	78,222
3.00%, 10/01/49	60	39,375
5.25%, 05/15/53	100	95,389
Progress Energy, Inc., 7.75%, 03/01/31	50	56,557
Public Service Co. of Colorado
3.70%, 06/15/28	171	165,021
5.35%, 05/15/34	25	25,031
3.60%, 09/15/42(a)	87	66,483
4.30%, 03/15/44	75	61,639
3.80%, 06/15/47	171	126,819
5.25%, 04/01/53	200	185,776
5.75%, 05/15/54	125	124,707
Series 35, 1.90%, 01/15/31	140	116,836
Series 38, 4.10%, 06/01/32(a)	80	75,006
Public Service Co. of New Hampshire
5.35%, 10/01/33	50	50,471
5.15%, 01/15/53	45	41,730
Public Service Co. of Oklahoma
5.25%, 01/15/33	100	98,420
5.20%, 01/15/35	50	48,406
Series J, 2.20%, 08/15/31	87	71,967
Series K, 3.15%, 08/15/51	70	44,343
Public Service Electric and Gas Co.
3.20%, 05/15/29	87	81,703
2.45%, 01/15/30	71	63,414
1.90%, 08/15/31	141	116,087
4.90%, 12/15/32	100	99,076
4.65%, 03/15/33	35	33,868
5.20%, 03/01/34	50	49,799
4.85%, 08/01/34	50	48,610
3.95%, 05/01/42	50	40,715
3.65%, 09/01/42	50	38,949
3.80%, 03/01/46	214	165,833
3.85%, 05/01/49	87	66,641
3.15%, 01/01/50	71	47,750
3.00%, 03/01/51	71	45,879
5.45%, 08/01/53	100	97,609

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
5.45%, 03/01/54	$50	$ 48,422
5.30%, 08/01/54	50	47,618
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	51,570
5.20%, 04/01/29	50	50,516
6.13%, 10/15/33	50	52,100
5.45%, 04/01/34(a)	50	49,869
Puget Energy, Inc.
2.38%, 06/15/28	71	64,815
4.10%, 06/15/30	87	82,025
4.22%, 03/15/32	61	55,756
Puget Sound Energy, Inc.
5.33%, 06/15/34	25	24,837
5.80%, 03/15/40	87	87,109
4.22%, 06/15/48	87	69,808
5.45%, 06/01/53	100	95,228
5.69%, 06/15/54	25	24,498
San Diego Gas & Electric Co.
4.95%, 08/15/28	100	100,438
4.15%, 05/15/48	171	135,621
5.35%, 04/01/53	95	89,391
5.55%, 04/15/54	150	145,375
Series VVV, 1.70%, 10/01/30	87	72,954
Series WWW, 2.95%, 08/15/51	100	64,288
Sempra
5.40%, 08/01/26	50	50,440
3.40%, 02/01/28	341	325,967
3.70%, 04/01/29	86	81,678
5.50%, 08/01/33	50	50,102
3.80%, 02/01/38(a)	171	141,329
4.00%, 02/01/48	171	129,289
(5-year CMT + 2.63%), 6.40%, 10/01/54(b)	100	99,153
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	87	83,022
Sierra Pacific Power Co.
2.60%, 05/01/26	214	208,260
5.90%, 03/15/54	75	74,992
Southern California Edison Co.
5.35%, 03/01/26	50	50,327
4.90%, 06/01/26	30	30,050
4.88%, 02/01/27	50	50,154
5.85%, 11/01/27	50	51,418
5.30%, 03/01/28	200	202,288
5.15%, 06/01/29	50	50,293
2.85%, 08/01/29(a)	400	365,081
2.25%, 06/01/30	171	148,580
5.45%, 06/01/31	45	45,725
5.95%, 11/01/32	40	41,717
6.00%, 01/15/34	257	269,090
5.20%, 06/01/34	50	49,468
5.50%, 03/15/40	50	48,725
4.50%, 09/01/40	171	149,583
4.65%, 10/01/43	62	53,725
4.00%, 04/01/47	171	131,636
3.65%, 02/01/50	71	50,714
3.45%, 02/01/52	70	47,344
5.88%, 12/01/53	40	39,783
5.75%, 04/15/54	50	49,029
Series 2008-A, 5.95%, 02/01/38	87	89,074
Series B, 4.88%, 03/01/49	87	75,975
Series C, 3.60%, 02/01/45	87	64,247
Series C, 4.13%, 03/01/48	100	77,809
Series D, 4.70%, 06/01/27	65	65,019
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
Series E, 5.45%, 06/01/52	$200	$ 187,945
Series G, 2.50%, 06/01/31	166	142,082
Series H, 3.65%, 06/01/51	76	53,765
Southern Co.
3.25%, 07/01/26	387	379,022
4.85%, 06/15/28	60	60,094
5.50%, 03/15/29	75	76,520
5.20%, 06/15/33	60	59,313
5.70%, 03/15/34	75	76,548
4.85%, 03/15/35	50	47,701
4.40%, 07/01/46	130	107,521
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(b)	171	167,570
Southern Power Co.
5.25%, 07/15/43	87	80,434
Series F, 4.95%, 12/15/46(a)	171	149,975
Southwestern Electric Power Co.
5.30%, 04/01/33(a)	25	24,722
3.25%, 11/01/51	71	44,953
Series L, 3.85%, 02/01/48	100	71,978
Series M, 4.10%, 09/15/28	171	165,917
Southwestern Public Service Co.
3.70%, 08/15/47	87	63,197
3.75%, 06/15/49	71	51,486
6.00%, 06/01/54	75	75,812
Series 8, 3.15%, 05/01/50	71	45,984
Tampa Electric Co.
4.90%, 03/01/29	35	34,978
4.10%, 06/15/42	87	71,301
4.30%, 06/15/48(a)	71	57,227
4.45%, 06/15/49(a)	64	52,711
3.63%, 06/15/50	80	57,042
5.00%, 07/15/52	35	31,138
Toledo Edison Co., 6.15%, 05/15/37	74	77,908
Tucson Electric Power Co.
3.25%, 05/15/32	87	76,401
5.20%, 09/15/34	25	24,546
4.85%, 12/01/48	87	75,602
5.50%, 04/15/53	100	95,344
Union Electric Co.
2.95%, 06/15/27(a)	171	164,328
2.95%, 03/15/30	100	91,007
2.15%, 03/15/32	171	140,193
5.20%, 04/01/34	50	49,689
4.00%, 04/01/48	171	132,728
3.25%, 10/01/49	87	59,953
5.45%, 03/15/53	100	95,753
5.25%, 01/15/54	50	46,576
Virginia Electric and Power Co.
2.30%, 11/15/31	87	72,747
2.40%, 03/30/32	70	58,438
5.00%, 04/01/33	45	44,039
5.30%, 08/15/33	50	49,752
5.00%, 01/15/34	25	24,314
8.88%, 11/15/38	200	259,504
4.00%, 01/15/43	87	69,275
4.45%, 02/15/44	112	95,042
4.60%, 12/01/48	81	68,313
3.30%, 12/01/49	71	48,063
2.45%, 12/15/50	100	56,275
2.95%, 11/15/51	87	54,169
5.45%, 04/01/53	100	95,148
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
5.70%, 08/15/53(a)	$50	$ 49,304
5.35%, 01/15/54	25	23,511
5.55%, 08/15/54	75	72,493
Series A, 3.15%, 01/15/26	97	95,553
Series A, 3.50%, 03/15/27(a)	130	126,691
Series A, 3.80%, 04/01/28	87	84,328
Series A, 2.88%, 07/15/29	60	55,284
Series A, 6.00%, 05/15/37	87	90,147
Series B, 3.75%, 05/15/27	78	76,387
Series B, 6.00%, 01/15/36(a)	171	177,245
Series B, 3.80%, 09/15/47	87	65,191
Series C, 4.00%, 11/15/46	75	58,232
Series C, 4.63%, 05/15/52	61	51,339
Series D, 4.65%, 08/15/43	87	76,296
WEC Energy Group, Inc.
4.75%, 01/09/26	120	120,064
5.60%, 09/12/26(a)	11	11,142
5.15%, 10/01/27	100	101,048
4.75%, 01/15/28	100	99,777
Wisconsin Electric Power Co.
1.70%, 06/15/28	86	77,960
5.00%, 05/15/29	25	25,175
4.75%, 09/30/32(a)	80	78,869
4.60%, 10/01/34(a)	25	23,808
Wisconsin Power and Light Co.
3.00%, 07/01/29	171	157,718
1.95%, 09/16/31	66	53,693
3.95%, 09/01/32	100	92,375
3.65%, 04/01/50	100	71,535
Wisconsin Public Service Corp.
3.30%, 09/01/49	109	74,819
2.85%, 12/01/51	82	50,629
Xcel Energy, Inc.
3.35%, 12/01/26	87	84,827
1.75%, 03/15/27	87	81,469
4.00%, 06/15/28	171	165,465
2.60%, 12/01/29	70	62,522
2.35%, 11/15/31	71	58,604
4.60%, 06/01/32	83	78,988
5.45%, 08/15/33	100	99,195
5.50%, 03/15/34	75	74,707
3.50%, 12/01/49	70	48,176
		60,625,025
Electronic Equipment, Instruments & Components — 0.2%
Allegion PLC, 3.50%, 10/01/29	87	81,298
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	40	40,338
5.60%, 05/29/34	50	50,252
Amphenol Corp.
5.05%, 04/05/27	25	25,217
5.05%, 04/05/29	25	25,149
2.80%, 02/15/30	171	154,657
2.20%, 09/15/31	82	68,713
5.00%, 01/15/35	50	48,816
Arrow Electronics, Inc.
5.15%, 08/21/29	50	49,783
2.95%, 02/15/32(a)	71	60,435
5.88%, 04/10/34	25	25,137
Avnet, Inc.
6.25%, 03/15/28	40	41,078
3.00%, 05/15/31	87	74,026
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. (continued)
5.50%, 06/01/32	$70	$ 68,582
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	140	134,269
4.25%, 04/01/28	71	68,801
3.25%, 02/15/29	79	72,776
3.57%, 12/01/31(a)	140	124,603
Emerson Electric Co.
2.00%, 12/21/28	87	78,555
2.20%, 12/21/31	75	63,027
2.75%, 10/15/50	171	106,339
2.80%, 12/21/51	58	35,826
Flex Ltd.
6.00%, 01/15/28	200	203,858
4.88%, 06/15/29	87	85,089
5.25%, 01/15/32	50	49,175
Fortive Corp., 3.15%, 06/15/26	87	85,007
Honeywell International, Inc.
2.50%, 11/01/26	300	289,566
1.10%, 03/01/27	171	159,140
4.65%, 07/30/27	75	75,273
4.95%, 02/15/28	100	101,143
4.25%, 01/15/29	40	39,452
2.70%, 08/15/29(a)	257	235,546
4.88%, 09/01/29(a)	75	75,451
4.70%, 02/01/30	275	273,534
1.95%, 06/01/30	171	147,644
1.75%, 09/01/31	171	140,167
4.95%, 09/01/31	75	75,031
4.75%, 02/01/32	75	73,790
5.00%, 02/15/33	100	99,461
4.50%, 01/15/34	140	133,581
5.00%, 03/01/35	150	146,993
3.81%, 11/21/47	87	66,649
2.80%, 06/01/50(a)	76	47,655
5.25%, 03/01/54	175	163,884
5.35%, 03/01/64	75	70,311
Jabil, Inc.
1.70%, 04/15/26	146	140,144
4.25%, 05/15/27	80	78,892
3.00%, 01/15/31	200	176,225
Keysight Technologies, Inc., 3.00%, 10/30/29	140	127,634
TD SYNNEX Corp.
1.75%, 08/09/26	171	162,356
2.65%, 08/09/31	87	73,169
Trimble, Inc., 6.10%, 03/15/33	100	103,839
Tyco Electronics Group SA
4.50%, 02/13/26	50	50,009
2.50%, 02/04/32	60	50,941
Vontier Corp., 1.80%, 04/01/26	104	99,734
		5,398,020
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	70,259
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	119	113,349
3.34%, 12/15/27	79	76,198
3.14%, 11/07/29	82	75,694
4.08%, 12/15/47	257	202,208
Halliburton Co.
4.85%, 11/15/35(a)	171	162,483
7.45%, 09/15/39	200	233,788

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co. (continued)
4.50%, 11/15/41	$50	$ 42,986
4.75%, 08/01/43	214	186,441
5.00%, 11/15/45(a)	200	178,556
NOV, Inc.(a)
3.60%, 12/01/29	171	159,553
3.95%, 12/01/42	53	39,329
Schlumberger Investment SA
4.50%, 05/15/28	40	39,683
4.85%, 05/15/33	40	39,144
5.00%, 06/01/34(a)	50	49,063
		1,668,734
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.05%, 03/15/29	168	156,316
4.28%, 03/15/32	453	399,187
5.05%, 03/15/42	600	481,729
5.14%, 03/15/52	786	584,001
5.39%, 03/15/62	250	183,830
		1,805,063
Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	59,802
Republic Services, Inc.
2.90%, 07/01/26	85	83,092
3.95%, 05/15/28	300	292,089
4.88%, 04/01/29	50	49,884
5.00%, 11/15/29	50	50,269
1.45%, 02/15/31	153	124,090
1.75%, 02/15/32	171	137,370
2.38%, 03/15/33	257	208,176
5.00%, 12/15/33	40	39,348
5.20%, 11/15/34	45	44,569
Veralto Corp.
5.50%, 09/18/26	75	75,866
5.35%, 09/18/28	75	75,959
5.45%, 09/18/33	75	75,250
Waste Connections, Inc.
2.60%, 02/01/30	150	134,178
2.20%, 01/15/32	171	140,869
3.20%, 06/01/32	73	63,891
4.20%, 01/15/33	100	92,948
5.00%, 03/01/34	50	48,798
Waste Management, Inc.
4.95%, 07/03/27	55	55,587
3.15%, 11/15/27	171	164,495
4.50%, 03/15/28	100	99,382
4.88%, 02/15/29(a)	75	75,360
2.00%, 06/01/29	86	76,390
4.63%, 02/15/30	100	99,084
4.65%, 03/15/30	100	98,800
1.50%, 03/15/31	171	139,184
4.95%, 07/03/31	50	50,050
4.80%, 03/15/32	100	98,281
4.15%, 04/15/32	200	189,005
4.63%, 02/15/33(a)	100	97,394
4.88%, 02/15/34(a)	75	73,579
4.95%, 03/15/35	150	146,242
2.95%, 06/01/41	100	72,566
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Management, Inc. (continued)
4.15%, 07/15/49(a)	$87	$ 70,464
5.35%, 10/15/54	130	124,873
		3,527,184
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	345	333,832
2.45%, 10/29/26	500	478,743
6.45%, 04/15/27(a)	150	154,668
3.65%, 07/21/27	345	334,733
5.75%, 06/06/28(a)	150	152,837
3.00%, 10/29/28	427	395,385
4.63%, 09/10/29	150	146,698
3.30%, 01/30/32(a)	400	348,528
3.40%, 10/29/33	195	166,066
5.30%, 01/19/34(a)	150	147,070
4.95%, 09/10/34	150	142,811
3.85%, 10/29/41(a)	150	117,397
Air Lease Corp.
2.88%, 01/15/26(a)	171	167,369
5.30%, 06/25/26	50	50,319
1.88%, 08/15/26	55	52,426
3.63%, 12/01/27	70	67,647
5.30%, 02/01/28	200	201,674
2.10%, 09/01/28	87	78,451
5.10%, 03/01/29	50	50,105
3.25%, 10/01/29	87	80,306
3.00%, 02/01/30(a)	71	64,098
5.20%, 07/15/31	50	49,403
2.88%, 01/15/32(a)	200	170,438
Aircastle Ltd., 4.25%, 06/15/26	87	86,073
Ally Financial, Inc.
4.75%, 06/09/27(a)	340	337,681
7.10%, 11/15/27	200	211,089
8.00%, 11/01/31	321	354,650
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	50	51,833
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	105,127
CME Group, Inc.
2.65%, 03/15/32	69	59,460
5.30%, 09/15/43	171	171,000
4.15%, 06/15/48	70	57,760
Enact Holdings, Inc., 6.25%, 05/28/29	50	50,950
Intercontinental Exchange, Inc.
3.10%, 09/15/27	100	95,943
4.00%, 09/15/27	150	147,264
3.75%, 09/21/28	400	384,951
4.35%, 06/15/29	100	97,820
2.10%, 06/15/30	133	114,962
5.25%, 06/15/31(a)	50	50,511
1.85%, 09/15/32(a)	158	125,001
4.60%, 03/15/33	137	131,394
2.65%, 09/15/40	171	119,456
4.25%, 09/21/48	87	70,187
3.00%, 06/15/50	126	80,112
4.95%, 06/15/52(a)	114	101,848
3.00%, 09/15/60	145	84,063
5.20%, 06/15/62	130	117,774
Nasdaq, Inc.
3.85%, 06/30/26	104	102,769
5.35%, 06/28/28	80	81,122
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Nasdaq, Inc. (continued)
1.65%, 01/15/31	$57	$ 46,833
5.55%, 02/15/34	300	302,631
3.25%, 04/28/50	70	46,804
6.10%, 06/28/63	200	203,482
ORIX Corp.
5.00%, 09/13/27	100	100,545
4.65%, 09/10/29	25	24,585
2.25%, 03/09/31(a)	87	73,108
4.00%, 04/13/32	67	61,554
5.20%, 09/13/32	100	99,653
Radian Group, Inc.
4.88%, 03/15/27	50	49,646
6.20%, 05/15/29(a)	50	51,312
		8,401,957
Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	289,984
2.90%, 03/01/32	67	57,862
4.50%, 08/15/33(a)	100	95,122
4.54%, 03/26/42	37	32,270
4.02%, 04/16/43	66	54,540
3.75%, 09/15/47	171	127,566
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	171	166,470
4.10%, 01/07/28	25	24,489
4.20%, 09/17/29	25	24,264
2.75%, 05/14/31(a)	121	104,589
4.65%, 09/17/34(a)	25	23,599
Conagra Brands, Inc.
5.30%, 10/01/26	50	50,506
1.38%, 11/01/27	77	69,905
5.30%, 11/01/38	171	160,661
5.40%, 11/01/48	87	78,917
Flowers Foods, Inc., 2.40%, 03/15/31	60	50,744
General Mills, Inc.
4.70%, 01/30/27	50	49,987
3.20%, 02/10/27(a)	87	84,488
4.20%, 04/17/28	171	167,442
5.50%, 10/17/28(a)	55	56,141
4.88%, 01/30/30	50	49,663
2.88%, 04/15/30	171	153,802
2.25%, 10/14/31	121	100,909
4.95%, 03/29/33(a)	30	29,267
5.25%, 01/30/35(a)	50	49,299
3.00%, 02/01/51	180	113,888
Hershey Co.
2.45%, 11/15/29	87	78,458
3.13%, 11/15/49	87	57,806
Hormel Foods Corp.
4.80%, 03/30/27	45	45,198
1.70%, 06/03/28	223	202,005
3.05%, 06/03/51	87	56,540
Ingredion, Inc., 3.90%, 06/01/50	87	64,102
J.M. Smucker Co.
5.90%, 11/15/28	75	77,683
6.20%, 11/15/33(a)	75	79,081
4.25%, 03/15/35	87	78,790
6.50%, 11/15/43	40	42,581
4.38%, 03/15/45	87	71,585
Security	Par (000)	Value
Food Products (continued)
J.M. Smucker Co. (continued)
6.50%, 11/15/53(a)	$125	$ 134,087
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28	100	99,300
5.50%, 01/15/30(a)	500	499,079
3.00%, 05/15/32	250	208,115
5.75%, 04/01/33	146	145,331
6.75%, 03/15/34(a)	47	49,691
4.38%, 02/02/52	100	75,365
6.50%, 12/01/52(a)	250	254,305
7.25%, 11/15/53	50	55,091
Kellanova
3.25%, 04/01/26	65	63,932
4.30%, 05/15/28(a)	171	168,182
2.10%, 06/01/30	141	122,570
5.25%, 03/01/33	30	29,970
4.50%, 04/01/46	62	52,206
5.75%, 05/16/54	25	24,938
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	71,819
Kraft Heinz Foods Co.
3.00%, 06/01/26	206	201,065
3.88%, 05/15/27	148	145,008
4.63%, 01/30/29	87	86,088
3.75%, 04/01/30	79	74,678
4.25%, 03/01/31(a)	87	83,017
6.75%, 03/15/32	70	75,869
5.00%, 07/15/35(a)	79	76,489
6.88%, 01/26/39	87	95,931
6.50%, 02/09/40	79	83,554
5.00%, 06/04/42	163	146,404
5.20%, 07/15/45	197	178,003
4.38%, 06/01/46	300	242,896
4.88%, 10/01/49	163	139,331
5.50%, 06/01/50	87	81,619
Kroger Co.
3.50%, 02/01/26	87	85,861
2.65%, 10/15/26	171	164,862
3.70%, 08/01/27	87	84,940
4.50%, 01/15/29(a)	171	168,694
2.20%, 05/01/30	100	86,738
1.70%, 01/15/31(a)	182	149,943
5.00%, 09/15/34	205	198,545
5.15%, 08/01/43	66	60,441
3.88%, 10/15/46	87	65,103
4.65%, 01/15/48	87	72,728
5.40%, 01/15/49	87	81,677
3.95%, 01/15/50	75	56,182
5.50%, 09/15/54	205	193,084
5.65%, 09/15/64	175	164,231
McCormick & Co., Inc.
0.90%, 02/15/26	67	64,175
1.85%, 02/15/31	71	58,779
4.95%, 04/15/33	100	97,591
4.70%, 10/15/34	25	23,535
Mondelez International, Inc.
2.63%, 03/17/27	341	326,175
4.75%, 02/20/29	50	49,819
2.75%, 04/13/30	160	143,110
1.50%, 02/04/31	100	81,527
1.88%, 10/15/32(a)	87	69,833

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Mondelez International, Inc. (continued)
4.75%, 08/28/34	$50	$ 47,839
2.63%, 09/04/50	70	40,941
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	92,025
3.50%, 03/01/32	150	129,347
6.25%, 07/01/33	125	127,358
Sysco Corp.
3.30%, 07/15/26	110	107,724
3.25%, 07/15/27	171	164,959
5.75%, 01/17/29	50	51,476
5.95%, 04/01/30	171	178,110
2.45%, 12/14/31	87	72,983
6.00%, 01/17/34	50	52,411
4.85%, 10/01/45	53	46,464
4.50%, 04/01/46	87	72,160
4.45%, 03/15/48	87	71,030
6.60%, 04/01/50(a)	314	344,190
The Campbell’s Co.
5.30%, 03/20/26	45	45,300
5.20%, 03/19/27	50	50,463
5.20%, 03/21/29	50	50,492
5.40%, 03/21/34	50	49,750
4.75%, 03/23/35	50	47,148
4.80%, 03/15/48	130	112,025
5.25%, 10/13/54	25	22,586
Tyson Foods, Inc.
3.55%, 06/02/27	171	165,848
5.40%, 03/15/29	50	50,541
5.70%, 03/15/34	50	50,674
4.88%, 08/15/34(a)	70	66,713
5.15%, 08/15/44	87	79,379
4.55%, 06/02/47	87	71,396
5.10%, 09/28/48	150	133,105
		12,026,146
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29	74	67,281
1.50%, 01/15/31	171	140,254
5.90%, 11/15/33	75	78,459
5.50%, 06/15/41	50	49,529
4.15%, 01/15/43	74	61,362
4.30%, 10/01/48	87	71,369
4.13%, 03/15/49	107	84,124
3.38%, 09/15/49	110	75,538
5.75%, 10/15/52	50	50,099
6.20%, 11/15/53	50	53,115
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	140	141,343
1.75%, 10/01/30	91	76,285
4.40%, 07/01/32	100	94,681
5.40%, 03/01/33	100	100,392
5.85%, 01/15/41	87	87,522
National Fuel Gas Co.
5.50%, 10/01/26	20	20,150
2.95%, 03/01/31	87	74,902
NiSource, Inc.
3.49%, 05/15/27	171	166,449
5.20%, 07/01/29	50	50,381
2.95%, 09/01/29	200	183,067
1.70%, 02/15/31	79	64,596
5.35%, 04/01/34(a)	50	49,586
Security	Par (000)	Value
Gas Utilities (continued)
NiSource, Inc. (continued)
5.95%, 06/15/41	$56	$ 56,614
5.25%, 02/15/43	75	69,839
4.80%, 02/15/44	87	76,833
5.65%, 02/01/45	87	84,953
4.38%, 05/15/47	87	71,110
3.95%, 03/30/48	87	66,204
5.00%, 06/15/52	50	44,237
(5-year CMT + 2.45%), 6.95%, 11/30/54(b)	50	50,905
(5-year CMT + 2.53%), 6.38%, 03/31/55(b)	50	49,773
ONE Gas, Inc.
5.10%, 04/01/29	25	25,172
4.66%, 02/01/44	87	76,070
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	87	74,271
5.40%, 06/15/33	40	39,994
5.10%, 02/15/35	25	24,233
3.35%, 06/01/50	71	46,854
5.05%, 05/15/52	100	87,724
Southern California Gas Co.
2.95%, 04/15/27	110	105,830
5.20%, 06/01/33	40	39,796
5.05%, 09/01/34	50	49,267
6.35%, 11/15/52	20	21,513
5.75%, 06/01/53	40	39,736
5.60%, 04/01/54	25	24,434
Series TT, 2.60%, 06/15/26	214	208,126
Series UU, 4.13%, 06/01/48	87	68,408
Series VV, 4.30%, 01/15/49	200	162,272
Series XX, 2.55%, 02/01/30	171	153,294
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	50	51,239
4.95%, 09/15/34(a)	50	48,386
3.95%, 10/01/46	130	100,616
4.40%, 05/30/47	100	81,955
Series 20-A, 1.75%, 01/15/31	87	71,643
Southwest Gas Corp.
5.80%, 12/01/27	100	102,403
2.20%, 06/15/30	171	147,239
4.05%, 03/15/32	75	69,653
Washington Gas Light Co., 3.65%, 09/15/49	87	62,452
		4,393,532
Ground Transportation — 0.3%
BNSF Funding Trust I, 6.61%, 12/15/55(a)	250	250,624
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	300	291,465
5.40%, 06/01/41	50	49,146
4.40%, 03/15/42	53	45,963
4.38%, 09/01/42	87	75,295
4.45%, 03/15/43	70	60,856
5.15%, 09/01/43	87	83,262
4.90%, 04/01/44	87	79,661
4.55%, 09/01/44	87	75,822
4.15%, 04/01/45	87	71,543
4.70%, 09/01/45	87	76,844
3.90%, 08/01/46	141	109,964
4.13%, 06/15/47	87	70,450
4.05%, 06/15/48	60	47,766
4.15%, 12/15/48	87	69,737
3.05%, 02/15/51	71	46,613
3.30%, 09/15/51	171	117,231
4.45%, 01/15/53	200	167,529
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
5.20%, 04/15/54	$120	$ 112,930
5.50%, 03/15/55	120	117,879
Canadian National Railway Co.
2.75%, 03/01/26(a)	97	95,055
3.85%, 08/05/32	100	92,279
4.38%, 09/18/34	50	47,028
6.20%, 06/01/36	50	53,551
3.20%, 08/02/46	140	98,364
3.65%, 02/03/48(a)	57	42,844
2.45%, 05/01/50	81	47,057
4.40%, 08/05/52	80	66,910
6.13%, 11/01/53	50	53,832
Canadian Pacific Railway Co.
1.75%, 12/02/26	72	68,180
2.88%, 11/15/29(a)	63	57,551
7.13%, 10/15/31	87	96,547
2.45%, 12/02/31(a)	119	101,467
4.80%, 09/15/35	87	83,125
3.00%, 12/02/41(a)	73	52,997
4.80%, 08/01/45	191	168,903
4.70%, 05/01/48	87	75,475
3.50%, 05/01/50	87	61,719
3.10%, 12/02/51(a)	103	66,926
4.20%, 11/15/69	78	57,171
6.13%, 09/15/2115	87	87,007
CSX Corp.
3.25%, 06/01/27(a)	341	330,320
3.80%, 03/01/28	227	220,624
4.25%, 03/15/29	200	195,827
2.40%, 02/15/30	87	77,172
4.10%, 11/15/32	50	46,796
5.20%, 11/15/33	100	100,164
6.22%, 04/30/40(a)	100	106,968
4.75%, 05/30/42	189	170,946
4.30%, 03/01/48	130	107,016
3.35%, 09/15/49	75	52,019
3.80%, 04/15/50	96	72,189
3.95%, 05/01/50	79	61,141
2.50%, 05/15/51(a)	75	43,364
4.50%, 11/15/52(a)	50	42,163
4.50%, 08/01/54	87	72,720
4.90%, 03/15/55(a)	50	44,657
4.25%, 11/01/66	75	56,686
4.65%, 03/01/68	137	112,009
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	171	169,274
Norfolk Southern Corp.
3.15%, 06/01/27(a)	153	148,018
2.55%, 11/01/29	58	52,356
5.05%, 08/01/30	175	176,788
3.00%, 03/15/32	81	70,658
4.45%, 03/01/33	150	143,113
5.55%, 03/15/34	50	51,001
3.95%, 10/01/42	74	59,460
4.45%, 06/15/45	87	73,596
3.94%, 11/01/47	80	61,502
4.15%, 02/28/48	87	69,184
3.40%, 11/01/49	59	40,781
3.05%, 05/15/50	105	67,907
2.90%, 08/25/51	74	45,583
3.70%, 03/15/53	58	41,683
4.55%, 06/01/53	40	33,505
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp. (continued)
5.35%, 08/01/54	$140	$ 133,289
3.16%, 05/15/55	171	108,005
5.95%, 03/15/64	75	76,902
4.10%, 05/15/2121	50	34,600
Union Pacific Corp.
4.75%, 02/21/26	200	200,494
2.75%, 03/01/26	171	167,442
2.15%, 02/05/27	57	54,342
3.95%, 09/10/28	171	166,399
3.70%, 03/01/29	171	164,094
2.38%, 05/20/31	221	190,788
2.80%, 02/14/32	64	55,507
4.50%, 01/20/33(a)	100	96,134
3.38%, 02/01/35	87	75,480
3.60%, 09/15/37	214	179,579
3.20%, 05/20/41	75	56,146
3.38%, 02/14/42	82	62,373
4.05%, 11/15/45	87	69,951
4.05%, 03/01/46	74	59,063
4.50%, 09/10/48	87	73,554
3.25%, 02/05/50	189	128,927
3.80%, 10/01/51	87	64,837
2.95%, 03/10/52(a)	59	37,247
3.50%, 02/14/53	189	133,166
4.95%, 05/15/53	200	182,788
3.95%, 08/15/59	135	98,154
3.84%, 03/20/60	249	177,952
3.55%, 05/20/61	100	66,686
3.80%, 04/06/71	141	95,664
3.85%, 02/14/72	69	47,879
		9,869,200
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26	243	240,096
1.15%, 01/30/28	92	83,309
1.40%, 06/30/30(a)	79	66,775
4.75%, 11/30/36	384	370,962
5.30%, 05/27/40	87	87,318
4.75%, 04/15/43	87	82,120
4.90%, 11/30/46	250	233,358
Agilent Technologies, Inc.
4.20%, 09/09/27(a)	25	24,692
2.75%, 09/15/29	111	100,819
2.30%, 03/12/31	118	100,031
4.75%, 09/09/34	50	47,475
Baxter International, Inc.
2.60%, 08/15/26	127	122,765
2.27%, 12/01/28	509	458,823
3.95%, 04/01/30(a)	87	82,188
3.50%, 08/15/46	87	60,119
3.13%, 12/01/51	79	49,028
Boston Scientific Corp.
2.65%, 06/01/30(a)	171	152,684
4.55%, 03/01/39	130	118,651
4.70%, 03/01/49(a)	93	81,661
Danaher Corp.
4.38%, 09/15/45	75	63,986
2.60%, 10/01/50(a)	87	51,788
2.80%, 12/10/51(a)	140	86,392
DH Europe Finance II SARL
2.60%, 11/15/29(a)	79	71,450

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL (continued)
3.25%, 11/15/39	$71	$ 55,309
3.40%, 11/15/49	117	82,774
GE HealthCare Technologies, Inc.
5.65%, 11/15/27(a)	400	409,943
4.80%, 08/14/29	40	39,626
5.91%, 11/22/32	200	207,789
6.38%, 11/22/52	100	107,497
Koninklijke Philips NV, 5.00%, 03/15/42	87	78,280
Medtronic Global Holdings SCA
4.25%, 03/30/28	185	182,692
4.50%, 03/30/33	70	66,877
Medtronic, Inc., 4.38%, 03/15/35	362	339,757
Revvity, Inc.
1.90%, 09/15/28	90	80,616
2.25%, 09/15/31	219	180,449
Solventum Corp.(d)
5.45%, 02/25/27	65	65,614
5.40%, 03/01/29	105	105,264
5.45%, 03/13/31	125	124,901
5.60%, 03/23/34	125	124,385
5.90%, 04/30/54(a)	125	121,590
6.00%, 05/15/64	125	121,898
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	186,514
Stryker Corp.
3.50%, 03/15/26	87	85,838
4.85%, 12/08/28	50	50,131
4.25%, 09/11/29	75	72,971
4.63%, 09/11/34(a)	50	47,703
4.63%, 03/15/46	214	185,382
2.90%, 06/15/50(a)	87	56,273
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	100	100,687
5.00%, 12/05/26	50	50,477
4.80%, 11/21/27	65	65,490
1.75%, 10/15/28(a)	67	60,254
5.00%, 01/31/29(a)	100	100,846
2.60%, 10/01/29	168	152,758
4.98%, 08/10/30	65	65,559
2.00%, 10/15/31	87	72,388
4.95%, 11/21/32	95	94,367
5.09%, 08/10/33	80	79,563
5.20%, 01/31/34(a)	50	50,159
2.80%, 10/15/41	243	170,874
5.40%, 08/10/43(a)	40	39,324
4.10%, 08/15/47	87	70,585
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	50	50,729
2.60%, 11/24/31	189	161,310
5.20%, 09/15/34(a)	50	49,005
4.45%, 08/15/45(a)	87	72,682
		7,523,620
Health Care Providers & Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	73	45,496
Adventist Health System, 3.63%, 03/01/49(a)	70	49,104
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	66,525
3.39%, 10/15/49	79	56,266
Aetna, Inc.
6.75%, 12/15/37(a)	225	237,398
Security	Par (000)	Value
Health Care Providers & Services (continued)
Aetna, Inc. (continued)
4.50%, 05/15/42	$87	$ 70,608
4.75%, 03/15/44	76	62,895
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	50,328
Allina Health System, Series 2021, 2.90%, 11/15/51	70	43,638
Ascension Health
3.95%, 11/15/46	157	125,211
Series B, 2.53%, 11/15/29	53	47,649
Series B, 3.11%, 11/15/39	52	39,360
Banner Health
2.91%, 01/01/42(a)	76	53,973
2.91%, 01/01/51	78	49,529
Series 2020, 3.18%, 01/01/50(a)	63	42,207
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	45,787
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	55,085
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	52,741
Series 2021, 2.84%, 11/15/50	203	128,979
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	52,418
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	65,844
Series 2018, 4.30%, 07/01/28(a)	64	62,597
Series 2020-2002, 3.21%, 06/01/50	60	39,827
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	53,753
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	70	58,837
Centene Corp.
2.45%, 07/15/28	450	404,959
4.63%, 12/15/29(a)	700	662,032
3.00%, 10/15/30	200	172,579
2.50%, 03/01/31	350	289,487
Children’s Health System of Texas, 2.51%, 08/15/50	71	41,693
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	70	57,714
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	31,524
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	53,846
Cigna Group
4.50%, 02/25/26(a)	57	56,847
1.25%, 03/15/26	237	227,295
3.40%, 03/01/27	130	126,414
3.05%, 10/15/27(a)	171	163,701
5.00%, 05/15/29	50	49,960
2.40%, 03/15/30	149	130,395
2.38%, 03/15/31	75	63,509
5.13%, 05/15/31	50	49,757
5.40%, 03/15/33(a)	70	69,895
5.25%, 02/15/34(a)	350	343,261
4.80%, 08/15/38	171	155,020
3.20%, 03/15/40	171	125,355
4.80%, 07/15/46	214	182,855
3.88%, 10/15/47	130	94,689
4.90%, 12/15/48	257	218,802
3.40%, 03/15/50(a)	171	112,389
3.40%, 03/15/51	200	130,452
5.60%, 02/15/54	50	46,828
CommonSpirit Health
3.35%, 10/01/29	194	180,694
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
CommonSpirit Health (continued)
2.78%, 10/01/30	$78	$ 69,045
5.32%, 12/01/34(a)	145	143,073
4.19%, 10/01/49	171	133,811
6.46%, 11/01/52	69	73,673
5.55%, 12/01/54	100	95,454
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50	75	47,635
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	60,316
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	32,099
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	55,505
Dignity Health, 5.27%, 11/01/64(a)	74	66,102
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	48,211
Elevance Health, Inc.
1.50%, 03/15/26	170	163,725
4.50%, 10/30/26	45	44,869
3.65%, 12/01/27	171	166,354
5.15%, 06/15/29	70	70,382
4.75%, 02/15/30(a)	70	69,162
2.25%, 05/15/30	136	118,148
2.55%, 03/15/31(a)	121	103,822
4.95%, 11/01/31	125	122,929
4.10%, 05/15/32	61	56,403
5.50%, 10/15/32	100	100,969
4.75%, 02/15/33	120	115,016
5.38%, 06/15/34	75	74,332
5.20%, 02/15/35	110	107,429
4.63%, 05/15/42(a)	150	129,515
5.10%, 01/15/44	155	140,861
4.65%, 08/15/44	62	53,171
4.38%, 12/01/47	171	137,833
4.55%, 03/01/48(a)	80	65,649
3.70%, 09/15/49	150	106,804
3.13%, 05/15/50	146	93,393
3.60%, 03/15/51	170	118,275
4.55%, 05/15/52	181	145,884
6.10%, 10/15/52	50	50,515
5.13%, 02/15/53	150	133,448
5.65%, 06/15/54	70	67,075
5.70%, 02/15/55	100	96,407
5.85%, 11/01/64	125	120,588
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	47,745
Series 2020, 2.88%, 09/01/50	136	85,333
Hartford HealthCare Corp., 3.45%, 07/01/54	62	43,070
HCA, Inc.
5.25%, 06/15/26	171	171,415
5.38%, 09/01/26	200	200,600
4.50%, 02/15/27	500	495,297
3.13%, 03/15/27	78	75,063
5.20%, 06/01/28	40	40,098
5.63%, 09/01/28(a)	250	253,322
5.88%, 02/01/29	250	255,160
4.13%, 06/15/29	130	123,996
3.50%, 09/01/30	200	181,640
5.45%, 04/01/31(a)	25	24,950
2.38%, 07/15/31	171	141,919
3.63%, 03/15/32	300	264,411
5.50%, 06/01/33	80	79,145
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.60%, 04/01/34	$75	$ 73,882
5.45%, 09/15/34	40	38,988
5.13%, 06/15/39	171	155,826
5.50%, 06/15/47(a)	171	155,267
5.25%, 06/15/49	214	185,150
3.50%, 07/15/51	155	100,248
4.63%, 03/15/52	300	234,114
5.90%, 06/01/53	75	70,778
6.00%, 04/01/54	160	152,418
5.95%, 09/15/54	70	66,575
6.10%, 04/01/64	100	95,406
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	70	53,058
Humana, Inc.
1.35%, 02/03/27	132	122,724
5.75%, 03/01/28	60	61,093
5.75%, 12/01/28	25	25,461
3.70%, 03/23/29	62	58,523
3.13%, 08/15/29	87	79,389
5.38%, 04/15/31	50	49,582
2.15%, 02/03/32	81	64,520
5.88%, 03/01/33	50	50,184
5.95%, 03/15/34(a)	25	25,192
4.63%, 12/01/42	171	140,567
4.95%, 10/01/44	87	73,905
4.80%, 03/15/47	70	57,017
5.50%, 03/15/53	100	89,203
5.75%, 04/15/54	135	125,114
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	54,463
Inova Health System Foundation, 4.07%, 05/15/52(a)	74	58,788
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	47,799
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	49,035
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	84,243
4.15%, 05/01/47	191	155,798
Series 2019, 3.27%, 11/01/49	82	56,859
Series 2021, 2.81%, 06/01/41	101	71,447
Series 2021, 3.00%, 06/01/51	116	75,356
Laboratory Corp. of America Holdings
1.55%, 06/01/26	90	85,998
3.60%, 09/01/27	87	84,593
4.35%, 04/01/30	50	48,239
2.70%, 06/01/31	49	42,070
4.55%, 04/01/32	50	47,868
4.80%, 10/01/34	50	47,383
4.70%, 02/01/45(a)	79	67,922
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	64,836
Series 2020, 3.19%, 07/01/49	87	58,982
Series 2020, 3.34%, 07/01/60	71	46,234
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	75	61,151
Series 2021, 3.20%, 11/15/61	66	42,541
MedStar Health, Inc., Series 20 A, 3.63%, 08/15/49	74	53,115
Memorial Health Services, 3.45%, 11/01/49	62	44,059
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	65,946
4.13%, 07/01/52(a)	70	56,663
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	47,544

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Montefiore Obligated Group, 4.29%, 09/01/50	$64	$ 44,739
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	57	41,749
Mount Sinai Hospital
Series 2019, 3.74%, 07/01/49	75	49,198
Series 2020, 3.39%, 07/01/50(a)	66	39,530
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	32,698
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(a)	73	63,788
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	87	57,400
4.02%, 08/01/45	53	43,311
2.61%, 08/01/60(a)	87	47,113
Series 2019, 3.95%, 08/01/2119	72	48,829
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	53,453
4.26%, 11/01/47	70	55,963
3.81%, 11/01/49	57	42,048
Novant Health, Inc.
2.64%, 11/01/36	72	55,405
3.17%, 11/01/51(a)	76	50,201
3.32%, 11/01/61	76	48,228
OhioHealth Corp., 2.83%, 11/15/41	59	41,507
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,206
3.33%, 10/01/50	67	46,686
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	66,963
Series 2020, 3.22%, 11/15/50	73	46,521
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	40,674
Series 2042, 2.72%, 01/01/42	58	39,868
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	54,302
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	82	73,251
Series 21A, 2.70%, 10/01/51(a)	76	43,813
Series A, 3.93%, 10/01/48	77	57,763
Queen’s Health Systems, 4.81%, 07/01/52	67	60,280
Quest Diagnostics, Inc.
4.60%, 12/15/27(a)	225	224,675
4.20%, 06/30/29	87	84,330
4.63%, 12/15/29	50	49,187
2.95%, 06/30/30	75	67,369
2.80%, 06/30/31	71	61,597
5.00%, 12/15/34	50	48,549
4.70%, 03/30/45(a)	87	76,192
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51(a)	63	42,060
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	38,146
Sentara Health, Series 2021, 2.93%, 11/01/51	71	45,348
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	55,733
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	49,178
Summa Health, 3.51%, 11/15/51	70	49,705
Sutter Health
Series 2018, 4.09%, 08/15/48	80	64,376
Series 20A, 2.29%, 08/15/30	66	57,383
Series 20A, 3.16%, 08/15/40	62	46,418
Series 20A, 3.36%, 08/15/50	59	41,466
Texas Health Resources, 2.33%, 11/15/50	58	32,797
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	73	54,156
Series 2021, 2.63%, 12/01/40	83	57,823
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
1.25%, 01/15/26	$74	$ 71,587
3.10%, 03/15/26	87	85,722
1.15%, 05/15/26	171	163,415
4.75%, 07/15/26	55	55,138
3.45%, 01/15/27	87	85,138
3.38%, 04/15/27	171	166,618
4.60%, 04/15/27	55	55,069
5.25%, 02/15/28	40	40,617
3.85%, 06/15/28	171	166,213
4.25%, 01/15/29	140	137,211
4.70%, 04/15/29	50	49,785
4.00%, 05/15/29	120	115,918
2.88%, 08/15/29	124	113,985
4.80%, 01/15/30	175	174,109
5.30%, 02/15/30(a)	300	304,836
2.00%, 05/15/30	79	68,093
4.90%, 04/15/31(a)	75	74,560
2.30%, 05/15/31	197	167,512
4.95%, 01/15/32	250	247,180
5.35%, 02/15/33	180	181,133
4.50%, 04/15/33	140	132,828
5.00%, 04/15/34	275	268,358
5.15%, 07/15/34	250	246,664
4.63%, 07/15/35(a)	97	91,587
5.80%, 03/15/36	120	123,801
6.88%, 02/15/38	74	83,595
3.50%, 08/15/39	111	87,787
2.75%, 05/15/40	75	53,033
5.95%, 02/15/41	74	75,838
3.05%, 05/15/41	216	155,925
4.63%, 11/15/41	104	91,568
3.95%, 10/15/42	53	42,545
4.25%, 03/15/43	87	73,372
5.50%, 07/15/44	250	242,492
4.75%, 07/15/45	307	270,487
4.20%, 01/15/47	130	104,988
4.25%, 04/15/47	171	138,620
3.75%, 10/15/47	87	64,688
4.45%, 12/15/48	171	140,845
3.70%, 08/15/49	257	186,781
2.90%, 05/15/50	221	137,008
3.25%, 05/15/51	87	57,433
4.75%, 05/15/52	100	85,680
5.88%, 02/15/53	270	270,719
5.05%, 04/15/53	140	126,070
5.38%, 04/15/54	175	164,124
5.63%, 07/15/54	250	242,677
3.88%, 08/15/59	171	121,056
3.13%, 05/15/60	100	59,501
4.95%, 05/15/62	200	172,343
6.05%, 02/15/63	110	112,320
5.20%, 04/15/63	190	170,908
5.50%, 04/15/64	75	70,066
5.75%, 07/15/64	210	204,049
Universal Health Services, Inc.
1.65%, 09/01/26	155	146,715
4.63%, 10/15/29	50	48,226
2.65%, 10/15/30	50	42,976
5.05%, 10/15/34(a)	30	27,991
WakeMed, Series A, 3.29%, 10/01/52	66	44,641
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	38,109
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	$80	$ 68,365
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	64	36,798
		26,264,560
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	130	129,352
3.95%, 01/15/27	87	85,586
3.38%, 08/15/31	141	126,186
2.00%, 05/18/32	73	58,189
1.88%, 02/01/33	102	78,578
2.95%, 03/15/34	52	42,809
4.75%, 04/15/35	200	187,492
5.25%, 05/15/36	40	38,818
4.85%, 04/15/49	87	74,681
3.00%, 05/18/51	70	42,837
3.55%, 03/15/52	100	68,058
5.15%, 04/15/53	70	62,350
5.63%, 05/15/54(a)	50	47,865
DOC DR LLC, 2.63%, 11/01/31	87	73,524
Healthcare Realty Holdings LP, 3.10%, 02/15/30	171	153,674
Healthpeak OP LLC
1.35%, 02/01/27	62	57,801
2.13%, 12/01/28	75	67,419
3.50%, 07/15/29	57	53,332
3.00%, 01/15/30	92	83,257
2.88%, 01/15/31	90	79,252
5.25%, 12/15/32	135	133,989
Omega Healthcare Investors, Inc.
4.50%, 04/01/27(a)	87	85,886
4.75%, 01/15/28	87	85,822
3.63%, 10/01/29	104	95,926
3.25%, 04/15/33	71	59,375
Sabra Health Care LP
3.90%, 10/15/29	50	46,728
3.20%, 12/01/31	87	74,642
Ventas Realty LP
4.13%, 01/15/26	214	212,287
3.25%, 10/15/26	87	84,622
4.00%, 03/01/28	257	250,081
3.00%, 01/15/30	50	45,167
2.50%, 09/01/31	121	102,204
5.63%, 07/01/34	25	25,171
5.00%, 01/15/35	25	23,887
5.70%, 09/30/43	100	97,100
Welltower OP LLC
4.25%, 04/01/26	62	61,684
2.05%, 01/15/29	108	96,564
4.13%, 03/15/29	171	165,347
3.10%, 01/15/30	171	155,695
2.75%, 01/15/31	100	87,282
2.80%, 06/01/31	100	87,021
2.75%, 01/15/32	87	74,007
3.85%, 06/15/32	79	72,263
		3,833,810
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
5.70%, 07/01/34	25	24,959
Security	Par (000)	Value
Hotel & Resort REITs (continued)
Host Hotels & Resorts LP (continued)
5.50%, 04/15/35(a)	$75	$ 73,416
Series H, 3.38%, 12/15/29(a)	171	156,437
Series J, 2.90%, 12/15/31	71	60,410
		315,222
Hotels, Restaurants & Leisure — 0.2%
Brunswick Corp.
2.40%, 08/18/31	66	54,069
5.10%, 04/01/52	71	55,200
Choice Hotels International, Inc.(a)
3.70%, 12/01/29	70	64,992
5.85%, 08/01/34	50	50,061
Darden Restaurants, Inc.
4.35%, 10/15/27	25	24,662
4.55%, 10/15/29	25	24,388
6.30%, 10/10/33	50	52,446
Hyatt Hotels Corp.
4.85%, 03/15/26	100	99,945
4.38%, 09/15/28	276	268,355
5.25%, 06/30/29	25	25,015
5.75%, 04/23/30	87	88,833
5.38%, 12/15/31	45	44,786
5.50%, 06/30/34	25	24,826
Las Vegas Sands Corp.
3.50%, 08/18/26	150	146,108
5.90%, 06/01/27	25	25,362
6.00%, 08/15/29	25	25,325
6.20%, 08/15/34	100	100,560
Marriott International, Inc.
5.00%, 10/15/27	55	55,437
5.55%, 10/15/28	50	51,085
5.30%, 05/15/34	175	173,638
5.35%, 03/15/35	100	98,583
Series FF, 4.63%, 06/15/30(a)	171	167,818
Series GG, 3.50%, 10/15/32	171	150,856
Series R, 3.13%, 06/15/26	171	167,150
Series X, 4.00%, 04/15/28	171	166,324
McDonald’s Corp.
3.70%, 01/30/26	171	169,674
3.50%, 03/01/27(a)	171	167,141
3.50%, 07/01/27(a)	240	233,762
3.80%, 04/01/28	171	166,420
4.80%, 08/14/28	50	50,093
5.00%, 05/17/29	25	25,171
2.63%, 09/01/29	100	91,017
4.95%, 08/14/33(a)	75	74,378
5.20%, 05/17/34	25	25,260
4.70%, 12/09/35	79	75,323
6.30%, 10/15/37	200	215,050
6.30%, 03/01/38	171	183,890
3.70%, 02/15/42	74	57,898
4.60%, 05/26/45	171	148,306
4.88%, 12/09/45	171	153,178
4.45%, 03/01/47	87	73,018
3.63%, 09/01/49	151	108,855
4.20%, 04/01/50	88	69,487
5.15%, 09/09/52	100	91,440
5.45%, 08/14/53(a)	75	71,852
Sands China Ltd.
5.40%, 08/08/28	200	197,500

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd. (continued)
4.38%, 06/18/30	$200	$ 186,000
Starbucks Corp.
4.75%, 02/15/26	50	50,124
4.85%, 02/08/27	25	25,120
4.00%, 11/15/28	87	84,324
3.55%, 08/15/29	214	202,602
2.55%, 11/15/30	140	122,688
4.90%, 02/15/31	25	24,948
3.00%, 02/14/32	132	115,537
4.80%, 02/15/33	100	97,551
5.00%, 02/15/34	25	24,476
3.75%, 12/01/47	171	125,251
3.35%, 03/12/50	171	114,168
3.50%, 11/15/50	140	96,718
		5,924,044
Household Durables — 0.1%
D.R. Horton, Inc.
1.30%, 10/15/26	174	163,710
1.40%, 10/15/27(a)	171	156,201
5.00%, 10/15/34(a)	100	96,539
Leggett & Platt, Inc.(a)
4.40%, 03/15/29	171	159,968
3.50%, 11/15/51	105	63,872
Lennar Corp., 4.75%, 11/29/27	141	140,554
MDC Holdings, Inc.
2.50%, 01/15/31	70	60,771
6.00%, 01/15/43	71	70,695
PulteGroup, Inc., 7.88%, 06/15/32(a)	171	194,866
Toll Brothers Finance Corp.
4.88%, 03/15/27	75	74,937
4.35%, 02/15/28	75	73,208
Whirlpool Corp.
2.40%, 05/15/31	86	70,778
4.70%, 05/14/32(a)	70	65,276
5.50%, 03/01/33(a)	50	48,838
5.75%, 03/01/34	25	24,517
4.50%, 06/01/46(a)	87	67,154
		1,531,884
Household Products — 0.0%
Avery Dennison Corp.
2.25%, 02/15/32	87	71,073
5.75%, 03/15/33(a)	90	92,331
Church & Dwight Co., Inc.
2.30%, 12/15/31	171	143,118
5.60%, 11/15/32	140	144,269
Clorox Co., 3.10%, 10/01/27	87	83,436
Kimberly-Clark Corp.
2.75%, 02/15/26	87	85,324
2.00%, 11/02/31(a)	75	63,262
4.50%, 02/16/33	100	97,286
5.30%, 03/01/41	87	85,342
3.20%, 07/30/46	74	52,164
2.88%, 02/07/50(a)	140	90,522
		1,008,127
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/27(a)	130	124,462
3.38%, 03/01/29	211	198,979
2.38%, 08/26/29(a)	169	151,653
3.13%, 09/19/46	87	59,430
Security	Par (000)	Value
Industrial Conglomerates (continued)
3M Co. (continued)
3.63%, 10/15/47	$104	$ 75,614
3.25%, 08/26/49	175	118,352
3.70%, 04/15/50	87	63,824
Carlisle Cos., Inc.
2.75%, 03/01/30	189	169,240
2.20%, 03/01/32	75	61,207
Eaton Corp.
3.10%, 09/15/27	118	113,636
4.15%, 03/15/33(a)	100	94,006
4.15%, 11/02/42	187	157,667
4.70%, 08/23/52(a)	60	52,771
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	169,309
3.90%, 09/01/42	75	61,270
Parker-Hannifin Corp.
4.25%, 09/15/27	70	69,263
3.25%, 06/14/29	341	319,222
4.50%, 09/15/29	100	98,596
4.20%, 11/21/34(a)	87	80,537
4.10%, 03/01/47	87	69,740
4.00%, 06/14/49	87	67,912
Pentair Finance SARL, 5.90%, 07/15/32	100	102,576
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	148,495
Textron, Inc., 3.00%, 06/01/30	171	153,748
		2,781,509
Insurance — 0.7%
Aflac, Inc.
1.13%, 03/15/26	171	163,985
2.88%, 10/15/26	130	126,158
4.75%, 01/15/49	87	76,185
Alleghany Corp.
3.63%, 05/15/30	121	113,806
3.25%, 08/15/51	171	114,932
Allstate Corp.
3.28%, 12/15/26	130	127,011
5.05%, 06/24/29	50	50,227
5.25%, 03/30/33	20	19,963
5.55%, 05/09/35	160	162,008
4.50%, 06/15/43	53	45,201
4.20%, 12/15/46	100	80,282
3.85%, 08/10/49	71	53,042
American Financial Group, Inc., 4.50%, 06/15/47	130	107,377
American International Group, Inc.
5.13%, 03/27/33(a)	70	69,130
4.75%, 04/01/48(a)	171	151,071
4.38%, 06/30/50	87	71,898
Aon Corp.
4.50%, 12/15/28(a)	171	168,487
3.75%, 05/02/29	171	162,368
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	52,582
2.05%, 08/23/31	87	71,909
2.60%, 12/02/31	59	50,020
5.00%, 09/12/32	270	265,655
5.35%, 02/28/33	25	24,889
2.90%, 08/23/51(a)	100	60,713
3.90%, 02/28/52	181	132,785
Aon Global Ltd.
4.60%, 06/14/44	87	73,592
4.75%, 05/15/45	87	74,944
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon North America, Inc.
5.13%, 03/01/27	$75	$ 75,514
5.15%, 03/01/29	100	100,297
5.30%, 03/01/31(a)	100	100,409
5.45%, 03/01/34(a)	100	99,826
5.75%, 03/01/54	170	165,767
Arch Capital Finance LLC, 4.01%, 12/15/26	171	168,971
Arch Capital Group Ltd., 3.64%, 06/30/50	100	71,252
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	60,456
Arthur J Gallagher & Co.
4.60%, 12/15/27(a)	70	69,720
2.40%, 11/09/31	87	72,864
5.00%, 02/15/32	40	39,479
5.45%, 07/15/34	300	301,661
5.15%, 02/15/35	50	48,748
3.50%, 05/20/51	87	59,848
5.75%, 03/02/53	16	15,700
6.75%, 02/15/54	70	77,502
5.75%, 07/15/54(a)	100	98,291
5.55%, 02/15/55(a)	30	28,804
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	300	311,317
Athene Holding Ltd.
6.15%, 04/03/30(a)	100	103,892
6.65%, 02/01/33	100	105,984
5.88%, 01/15/34	50	50,678
3.95%, 05/25/51	66	47,418
6.25%, 04/01/54	150	150,258
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	133	127,397
1.85%, 03/12/30(a)	87	75,911
1.45%, 10/15/30	155	129,750
4.40%, 05/15/42	74	67,236
4.30%, 05/15/43	87	75,280
4.25%, 01/15/49	171	142,795
2.85%, 10/15/50	171	107,305
2.50%, 01/15/51	132	76,196
3.85%, 03/15/52	400	302,811
Berkshire Hathaway, Inc.
3.13%, 03/15/26	240	236,317
4.50%, 02/11/43(a)	200	184,784
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	291,072
5.63%, 05/15/30(a)	71	72,509
4.70%, 06/22/47(a)	103	79,903
Brown & Brown, Inc.
2.38%, 03/15/31	171	143,675
5.65%, 06/11/34	50	50,054
4.95%, 03/17/52	65	55,498
Chubb Corp.
6.00%, 05/11/37	50	53,038
Series 1, 6.50%, 05/15/38	74	81,625
Chubb INA Holdings LLC
3.35%, 05/03/26	138	135,855
4.65%, 08/15/29	75	74,733
1.38%, 09/15/30	346	287,377
5.00%, 03/15/34(a)	200	197,509
6.70%, 05/15/36	150	166,384
4.15%, 03/13/43	53	44,318
4.35%, 11/03/45	100	85,186
2.85%, 12/15/51	87	54,905
3.05%, 12/15/61(a)	59	35,807
Security	Par (000)	Value
Insurance (continued)
CNA Financial Corp.
4.50%, 03/01/26	$562	$ 560,262
3.90%, 05/01/29	87	83,287
CNO Financial Group, Inc., 6.45%, 06/15/34	75	77,486
Corebridge Financial, Inc.
3.65%, 04/05/27	75	72,922
3.85%, 04/05/29	175	167,109
3.90%, 04/05/32	175	159,277
6.05%, 09/15/33	50	51,717
5.75%, 01/15/34(a)	50	50,931
4.35%, 04/05/42	75	62,436
4.40%, 04/05/52	125	100,418
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	100	102,622
Enstar Group Ltd., 3.10%, 09/01/31(a)	124	106,023
Equitable Holdings, Inc.
4.35%, 04/20/28	171	167,539
5.59%, 01/11/33	150	151,393
5.00%, 04/20/48(a)	89	79,267
Essent Group Ltd., 6.25%, 07/01/29	25	25,522
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	59,088
3.13%, 10/15/52(a)	155	95,846
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	52,058
6.50%, 06/04/29	25	25,524
6.25%, 10/04/34	25	24,253
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	171	166,786
5.63%, 08/16/32	80	80,915
6.35%, 03/22/54	135	139,010
6.10%, 03/15/55(d)	50	49,328
Fidelity National Financial, Inc.
3.40%, 06/15/30(a)	87	78,920
3.20%, 09/17/51	58	35,718
First American Financial Corp.
2.40%, 08/15/31	78	64,172
5.45%, 09/30/34	25	24,106
Globe Life, Inc.
2.15%, 08/15/30	40	33,864
5.85%, 09/15/34(a)	25	25,140
Hanover Insurance Group, Inc.
4.50%, 04/15/26(a)	104	103,323
2.50%, 09/01/30	87	74,944
Hartford Financial Services Group, Inc.
2.80%, 08/19/29(a)	87	79,237
5.95%, 10/15/36	100	102,812
6.10%, 10/01/41	74	75,563
2.90%, 09/15/51	71	44,127
Jackson Financial, Inc., 3.13%, 11/23/31	171	145,760
Kemper Corp., 3.80%, 02/23/32(a)	74	65,105
Lincoln National Corp.
3.80%, 03/01/28(a)	57	54,919
5.85%, 03/15/34	25	25,319
6.30%, 10/09/37	87	90,539
4.35%, 03/01/48	70	54,334
4.38%, 06/15/50(a)	87	67,013
Loews Corp.
3.75%, 04/01/26	87	86,037
3.20%, 05/15/30	114	104,902
Manulife Financial Corp.
4.15%, 03/04/26(a)	87	86,447
2.48%, 05/19/27	171	162,598

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp. (continued)
3.70%, 03/16/32	$67	$ 61,223
5.38%, 03/04/46	71	69,191
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	87	84,839
Markel Group, Inc.
3.35%, 09/17/29	82	76,226
4.30%, 11/01/47	130	101,784
4.15%, 09/17/50	87	66,056
3.45%, 05/07/52	75	49,691
6.00%, 05/16/54	40	39,612
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	171	169,388
4.55%, 11/08/27	85	84,934
4.38%, 03/15/29	171	167,929
4.65%, 03/15/30	175	172,839
2.25%, 11/15/30	59	50,911
4.85%, 11/15/31	175	172,813
2.38%, 12/15/31(a)	65	54,489
5.75%, 11/01/32	50	51,697
5.40%, 09/15/33	50	50,595
5.15%, 03/15/34(a)	225	223,872
5.00%, 03/15/35	285	278,184
5.35%, 11/15/44	50	48,509
4.35%, 01/30/47	87	72,665
4.20%, 03/01/48	87	70,478
4.90%, 03/15/49	171	153,107
2.90%, 12/15/51	52	32,312
6.25%, 11/01/52	25	26,698
5.70%, 09/15/53(a)	100	100,222
5.45%, 03/15/54	25	24,140
5.40%, 03/15/55	225	215,456
MetLife, Inc.
4.55%, 03/23/30	171	168,589
5.38%, 07/15/33	50	50,530
6.38%, 06/15/34	307	330,449
5.30%, 12/15/34(a)	50	49,807
5.88%, 02/06/41	100	102,066
4.13%, 08/13/42	75	62,223
4.88%, 11/13/43	200	181,580
4.72%, 12/15/44	50	44,144
4.05%, 03/01/45	87	69,640
4.60%, 05/13/46	200	173,725
5.00%, 07/15/52(a)	60	54,213
5.25%, 01/15/54	100	93,595
NMI Holdings, Inc., 6.00%, 08/15/29	25	25,107
Old Republic International Corp.
5.75%, 03/28/34	25	25,028
3.85%, 06/11/51	70	49,221
Primerica, Inc., 2.80%, 11/19/31	74	63,329
Principal Financial Group, Inc.
3.10%, 11/15/26	171	166,059
3.70%, 05/15/29(a)	100	95,236
5.38%, 03/15/33	40	40,045
4.63%, 09/15/42	50	44,053
4.30%, 11/15/46(a)	87	71,612
5.50%, 03/15/53	45	42,931
Progressive Corp.
2.45%, 01/15/27	87	83,394
2.50%, 03/15/27	66	63,189
4.00%, 03/01/29	75	72,855
3.00%, 03/15/32	145	127,366
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (continued)
4.95%, 06/15/33	$40	$ 39,602
4.35%, 04/25/44	74	62,912
3.70%, 01/26/45	70	53,824
4.13%, 04/15/47	87	70,050
4.20%, 03/15/48	87	71,019
3.70%, 03/15/52	60	44,329
Prudential Financial, Inc.
1.50%, 03/10/26	171	164,962
3.88%, 03/27/28	120	116,815
3.00%, 03/10/40	171	126,210
4.60%, 05/15/44	87	76,017
3.91%, 12/07/47	87	66,306
5.70%, 09/15/48	171	169,737
3.94%, 12/07/49	156	117,593
4.35%, 02/25/50	171	139,346
3.70%, 03/13/51(a)	200	144,726
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	150	156,460
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	71	63,161
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	107	101,824
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	171	154,878
3.63%, 03/24/32	87	78,886
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	78,303
6.00%, 09/15/33	20	20,555
5.75%, 09/15/34	75	75,590
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	60	60,254
Travelers Cos., Inc.
6.75%, 06/20/36	87	96,925
6.25%, 06/15/37	87	93,604
5.35%, 11/01/40	200	196,217
4.60%, 08/01/43	148	130,758
4.30%, 08/25/45	87	72,540
4.00%, 05/30/47	87	68,777
4.10%, 03/04/49	87	69,390
5.45%, 05/25/53	40	38,916
Travelers Property Casualty Corp., 6.38%, 03/15/33	74	81,198
Trinity Acquisition PLC, 4.40%, 03/15/26	87	86,388
Unum Group
4.00%, 06/15/29	71	67,992
5.75%, 08/15/42	87	84,934
4.50%, 12/15/49	37	29,346
4.13%, 06/15/51	75	55,288
W R Berkley Corp.
4.00%, 05/12/50	87	65,890
3.55%, 03/30/52	87	59,809
Willis North America, Inc.
4.65%, 06/15/27	71	70,830
4.50%, 09/15/28	257	252,378
5.35%, 05/15/33	40	39,719
5.05%, 09/15/48	100	88,185
3.88%, 09/15/49	100	73,401
5.90%, 03/05/54	75	73,862
		22,195,576
Interactive Media & Services — 0.1%
Alphabet, Inc.
2.00%, 08/15/26	427	411,066
0.80%, 08/15/27	93	85,076
1.10%, 08/15/30	112	93,133
1.90%, 08/15/40	159	103,868
2.05%, 08/15/50(a)	140	77,574
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Alphabet, Inc. (continued)
2.25%, 08/15/60(a)	$257	$ 139,205
Meta Platforms, Inc.
3.50%, 08/15/27(a)	500	488,791
4.60%, 05/15/28	60	60,077
4.30%, 08/15/29	85	83,933
4.80%, 05/15/30	60	60,499
4.55%, 08/15/31	100	98,396
3.85%, 08/15/32	415	385,678
4.95%, 05/15/33	60	60,084
4.75%, 08/15/34	225	219,022
4.45%, 08/15/52	140	117,990
5.60%, 05/15/53	360	359,911
5.40%, 08/15/54	360	348,612
4.65%, 08/15/62	200	169,734
5.75%, 05/15/63	160	161,559
5.55%, 08/15/64	290	282,702
Netflix, Inc.
5.88%, 11/15/28(a)	200	207,247
6.38%, 05/15/29	200	211,966
5.40%, 08/15/54	150	145,899
		4,372,022
Internet Software & Services — 0.0%
Booking Holdings, Inc.
3.60%, 06/01/26	257	253,659
4.63%, 04/13/30(a)	171	169,409
Expedia Group, Inc.
5.00%, 02/15/26	87	87,119
3.80%, 02/15/28	130	125,569
3.25%, 02/15/30	142	130,935
2.95%, 03/15/31	54	47,536
Uber Technologies, Inc.
4.80%, 09/15/34	150	143,560
5.35%, 09/15/54	125	116,239
VeriSign, Inc., 4.75%, 07/15/27(a)	171	170,783
		1,244,809
IT Services — 0.2%
Accenture Capital, Inc.
3.90%, 10/04/27	55	54,189
4.05%, 10/04/29	75	72,797
4.25%, 10/04/31	75	72,070
4.50%, 10/04/34	200	190,064
CGI, Inc.
1.45%, 09/14/26	87	82,303
2.30%, 09/14/31	87	72,043
DXC Technology Co.
1.80%, 09/15/26	104	98,486
2.38%, 09/15/28(a)	71	63,971
Fortinet, Inc.
1.00%, 03/15/26	132	126,228
2.20%, 03/15/31	152	129,159
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100	100,076
4.60%, 02/05/27	100	100,046
4.60%, 02/05/29	100	99,105
4.75%, 02/05/31	100	99,069
4.90%, 02/05/34	100	97,171
5.25%, 02/05/44(a)	100	94,657
5.30%, 02/05/54	200	184,255
International Business Machines Corp.
3.45%, 02/19/26(a)	250	246,670
3.30%, 05/15/26	257	252,362
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
2.20%, 02/09/27(a)	$200	$ 190,019
1.70%, 05/15/27	289	269,875
4.15%, 07/27/27	100	98,848
4.50%, 02/06/28(a)	250	248,528
3.50%, 05/15/29	381	361,049
1.95%, 05/15/30	121	103,950
2.72%, 02/09/32(a)	180	154,873
4.40%, 07/27/32	100	95,530
5.88%, 11/29/32	87	91,521
4.15%, 05/15/39	350	301,111
2.85%, 05/15/40	345	245,769
4.00%, 06/20/42	148	120,927
4.25%, 05/15/49(a)	330	264,944
2.95%, 05/15/50	116	72,973
4.90%, 07/27/52(a)	100	88,961
Kyndryl Holdings, Inc., 4.10%, 10/15/41	171	135,439
Leidos, Inc., 2.30%, 02/15/31	130	109,169
		5,188,207
Leisure Products — 0.0%
Hasbro, Inc.
3.55%, 11/19/26	75	73,332
3.90%, 11/19/29	75	70,470
6.05%, 05/14/34	25	25,107
6.35%, 03/15/40	87	87,913
5.10%, 05/15/44	60	52,042
		308,864
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	50	50,474
5.80%, 03/21/34(a)	50	50,255
Caterpillar Financial Services Corp.
5.05%, 02/27/26	50	50,347
4.35%, 05/15/26	100	99,862
1.15%, 09/14/26(a)	155	146,695
4.45%, 10/16/26(a)	50	50,015
1.70%, 01/08/27	87	82,351
4.50%, 01/08/27	25	25,051
5.00%, 05/14/27	50	50,509
3.60%, 08/12/27	100	97,877
4.40%, 10/15/27	50	49,804
4.60%, 11/15/27	50	50,027
4.85%, 02/27/29(a)	50	50,266
4.38%, 08/16/29(a)	50	49,238
4.70%, 11/15/29	150	149,444
Caterpillar, Inc.
2.60%, 09/19/29	70	63,776
2.60%, 04/09/30	87	78,430
1.90%, 03/12/31(a)	157	133,267
5.20%, 05/27/41	206	201,416
3.80%, 08/15/42	200	162,480
3.25%, 09/19/49	171	118,712
3.25%, 04/09/50	171	118,129
CNH Industrial Capital LLC
1.88%, 01/15/26	171	165,769
1.45%, 07/15/26	78	74,169
4.55%, 04/10/28(a)	40	39,453
5.50%, 01/12/29	100	101,412
5.10%, 04/20/29	50	50,010
Deere & Co.
5.38%, 10/16/29	200	206,333
3.10%, 04/15/30	87	80,022

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Deere & Co. (continued)
3.90%, 06/09/42	$96	$ 80,181
2.88%, 09/07/49	68	44,399
3.75%, 04/15/50	100	76,820
Dover Corp., 2.95%, 11/04/29(a)	60	54,692
Flowserve Corp., 2.80%, 01/15/32	70	59,523
IDEX Corp., 2.63%, 06/15/31	67	57,537
Ingersoll Rand, Inc.
5.20%, 06/15/27	50	50,577
5.18%, 06/15/29	50	50,494
5.70%, 08/14/33	200	204,653
5.45%, 06/15/34(a)	50	50,338
5.70%, 06/15/54	100	98,129
John Deere Capital Corp.
4.80%, 01/09/26	50	50,143
0.70%, 01/15/26	155	149,095
4.95%, 03/06/26	50	50,215
4.75%, 06/08/26	60	60,252
2.25%, 09/14/26(a)	87	83,893
1.30%, 10/13/26	90	85,171
4.50%, 01/08/27	50	50,070
1.70%, 01/11/27	257	243,044
4.85%, 03/05/27	50	50,339
4.90%, 06/11/27	75	75,569
4.20%, 07/15/27	45	44,665
4.15%, 09/15/27	100	99,033
3.05%, 01/06/28	75	72,065
4.75%, 01/20/28(a)	50	50,256
1.50%, 03/06/28	87	79,057
4.95%, 07/14/28(a)	35	35,337
4.50%, 01/16/29	50	49,547
3.35%, 04/18/29	61	57,876
4.85%, 06/11/29	75	75,276
2.80%, 07/18/29	110	101,368
4.85%, 10/11/29	50	50,364
2.45%, 01/09/30	75	67,443
4.70%, 06/10/30(a)	60	59,848
1.45%, 01/15/31	155	127,750
4.90%, 03/07/31(a)	50	50,016
2.00%, 06/17/31	200	167,711
4.40%, 09/08/31	100	97,027
4.35%, 09/15/32	100	95,876
5.10%, 04/11/34	250	249,569
5.05%, 06/12/34(a)	75	74,671
Kennametal, Inc., 2.80%, 03/01/31	55	47,227
Nordson Corp.
4.50%, 12/15/29	25	24,386
5.80%, 09/15/33	25	25,736
nVent Finance SARL
2.75%, 11/15/31	65	54,556
5.65%, 05/15/33	40	39,986
Otis Worldwide Corp.
5.25%, 08/16/28	30	30,369
2.57%, 02/15/30	171	151,896
3.11%, 02/15/40	171	127,917
3.36%, 02/15/50	69	47,467
Regal Rexnord Corp.
6.05%, 04/15/28(a)	20	20,342
6.30%, 02/15/30	200	205,734
6.40%, 04/15/33	100	103,179
Rockwell Automation, Inc.
1.75%, 08/15/31	86	70,532
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation, Inc. (continued)
2.80%, 08/15/61	$60	$ 33,617
Snap-on, Inc., 3.10%, 05/01/50	171	113,164
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	100	103,475
4.25%, 11/15/28	171	166,902
2.30%, 03/15/30	71	61,538
3.00%, 05/15/32	76	65,103
4.85%, 11/15/48(a)	87	74,074
2.75%, 11/15/50	75	43,110
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	87	86,164
Xylem, Inc./New York, 4.38%, 11/01/46	87	70,723
		7,842,679
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	115	117,191
3.75%, 02/15/28	87	82,868
4.20%, 03/15/28	200	193,334
2.25%, 01/15/29	286	252,175
5.05%, 03/30/29	171	167,322
6.10%, 06/01/29	100	101,933
2.80%, 04/01/31	141	118,905
4.40%, 04/01/33	300	268,017
6.65%, 02/01/34	150	154,395
6.55%, 06/01/34	100	102,291
6.38%, 10/23/35	87	86,838
5.38%, 04/01/38	171	152,107
3.50%, 06/01/41	171	117,178
3.50%, 03/01/42	87	59,118
6.48%, 10/23/45	357	337,336
5.38%, 05/01/47	257	210,938
5.75%, 04/01/48	220	188,065
5.13%, 07/01/49	171	133,853
4.80%, 03/01/50	324	243,375
3.70%, 04/01/51	204	127,430
3.90%, 06/01/52	275	176,910
5.25%, 04/01/53(a)	238	192,095
6.83%, 10/23/55	87	84,644
3.85%, 04/01/61	253	152,455
4.40%, 12/01/61	121	80,542
3.95%, 06/30/62	100	60,914
Comcast Corp.
3.15%, 03/01/26	300	295,404
2.35%, 01/15/27	148	141,485
3.30%, 02/01/27	171	166,450
3.30%, 04/01/27	341	331,263
5.35%, 11/15/27	90	91,743
3.15%, 02/15/28	214	203,885
3.55%, 05/01/28	171	164,150
4.15%, 10/15/28	379	369,614
4.55%, 01/15/29(a)	80	79,211
5.10%, 06/01/29	100	101,024
2.65%, 02/01/30	163	146,024
3.40%, 04/01/30	182	168,877
4.25%, 10/15/30	171	164,897
1.95%, 01/15/31	146	122,120
1.50%, 02/15/31	281	228,711
5.50%, 11/15/32	100	102,472
4.25%, 01/15/33	112	104,492
4.65%, 02/15/33	160	154,543
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.80%, 05/15/33	$80	$ 77,716
5.30%, 06/01/34(a)	100	99,875
4.20%, 08/15/34(a)	482	441,080
4.40%, 08/15/35	87	80,154
3.20%, 07/15/36	87	70,263
6.45%, 03/15/37	200	214,305
3.90%, 03/01/38	87	73,144
4.60%, 10/15/38	130	117,706
3.25%, 11/01/39	171	129,576
3.75%, 04/01/40	171	137,541
4.65%, 07/15/42	100	87,704
4.75%, 03/01/44	67	58,453
3.40%, 07/15/46	87	61,091
4.00%, 08/15/47	87	66,378
3.97%, 11/01/47	257	194,750
4.00%, 03/01/48	87	66,069
4.70%, 10/15/48(a)	214	183,536
4.00%, 11/01/49	216	163,343
3.45%, 02/01/50	150	102,698
2.80%, 01/15/51	149	88,558
2.89%, 11/01/51	505	303,731
2.45%, 08/15/52(a)	291	158,053
5.35%, 05/15/53(a)	280	259,177
5.65%, 06/01/54	90	87,001
2.94%, 11/01/56	507	295,296
4.95%, 10/15/58	171	147,792
2.65%, 08/15/62	150	78,587
2.99%, 11/01/63	301	169,879
5.50%, 05/15/64	180	167,871
Discovery Communications LLC
4.90%, 03/11/26	58	57,814
3.95%, 03/20/28	108	102,252
5.00%, 09/20/37	87	72,545
6.35%, 06/01/40	100	92,376
5.20%, 09/20/47	146	112,508
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	72,030
3.45%, 03/01/32	70	61,772
Fox Corp.
4.71%, 01/25/29	171	168,906
3.50%, 04/08/30	200	185,704
6.50%, 10/13/33	50	52,691
5.48%, 01/25/39	100	95,031
5.58%, 01/25/49	171	158,897
Grupo Televisa SAB
6.63%, 01/15/40	87	78,749
5.00%, 05/13/45(a)	200	145,312
NBCUniversal Media LLC
5.95%, 04/01/41	109	110,324
4.45%, 01/15/43	72	61,323
Paramount Global
3.38%, 02/15/28	87	81,870
3.70%, 06/01/28	87	81,906
7.88%, 07/30/30	100	108,244
4.95%, 01/15/31	171	159,628
4.20%, 05/19/32	171	150,705
6.88%, 04/30/36	87	88,083
4.85%, 07/01/42	82	64,752
4.38%, 03/15/43	184	133,951
5.85%, 09/01/43	189	164,235
4.95%, 05/19/50	171	128,663
Security	Par (000)	Value
Media (continued)
TCI Communications, Inc., 7.88%, 02/15/26	$87	$ 90,066
Thomson Reuters Corp.
3.35%, 05/15/26	74	72,656
5.65%, 11/23/43	171	165,097
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	97,867
Time Warner Cable LLC
6.55%, 05/01/37	212	204,978
6.75%, 06/15/39	199	195,037
5.88%, 11/15/40	87	77,847
5.50%, 09/01/41	300	254,579
4.50%, 09/15/42	87	65,085
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	70	68,903
1.85%, 07/30/26	171	164,172
2.95%, 06/15/27(a)	130	125,348
4.13%, 06/01/44	87	71,532
3.00%, 07/30/46	75	50,306
Series E, 4.13%, 12/01/41	87	72,850
Walt Disney Co.
1.75%, 01/13/26	104	101,225
3.38%, 11/15/26	257	251,519
3.70%, 03/23/27	300	295,254
2.20%, 01/13/28	171	159,685
2.00%, 09/01/29	587	521,979
3.80%, 03/22/30	171	163,669
2.65%, 01/13/31	644	570,092
6.20%, 12/15/34	62	67,452
6.40%, 12/15/35	131	143,846
6.65%, 11/15/37	214	238,643
4.63%, 03/23/40(a)	171	157,932
3.50%, 05/13/40	275	220,521
5.40%, 10/01/43(a)	100	98,193
4.75%, 09/15/44	87	77,886
4.95%, 10/15/45	15	13,711
2.75%, 09/01/49(a)	171	106,646
4.70%, 03/23/50(a)	123	109,144
3.60%, 01/13/51	290	213,138
3.80%, 05/13/60	71	51,534
		19,408,584
Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	179,832
ArcelorMittal SA
4.55%, 03/11/26(a)	87	86,455
6.55%, 11/29/27	50	52,011
4.25%, 07/16/29(a)	75	72,588
6.80%, 11/29/32(a)	50	53,425
6.00%, 06/17/34(a)	50	50,853
7.00%, 10/15/39	79	84,060
6.75%, 03/01/41	100	102,875
6.35%, 06/17/54	50	49,400
Barrick North America Finance LLC
5.70%, 05/30/41	87	85,357
5.75%, 05/01/43	87	85,651
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	87,906
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	60	60,182
5.25%, 09/08/26	125	126,295
4.75%, 02/28/28	60	59,879
5.10%, 09/08/28	125	126,149
5.25%, 09/08/30(a)	125	126,998

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
4.90%, 02/28/33	$35	$ 34,383
5.25%, 09/08/33	125	125,611
4.13%, 02/24/42	87	73,203
5.00%, 09/30/43	400	373,710
Freeport-McMoRan, Inc.
5.00%, 09/01/27	71	70,979
4.13%, 03/01/28	87	84,635
4.38%, 08/01/28	71	69,059
5.25%, 09/01/29(a)	71	71,111
4.25%, 03/01/30	271	257,540
4.63%, 08/01/30	103	99,836
5.40%, 11/14/34	87	86,032
5.45%, 03/15/43	156	145,757
Newmont Corp.
2.80%, 10/01/29	185	168,626
2.25%, 10/01/30	87	75,137
5.88%, 04/01/35	87	89,589
6.25%, 10/01/39	200	210,452
4.88%, 03/15/42	223	203,328
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	50	50,352
5.35%, 03/15/34	50	49,747
Nucor Corp.
4.30%, 05/23/27	79	78,357
3.95%, 05/01/28	171	166,064
2.70%, 06/01/30	171	152,711
2.98%, 12/15/55	87	51,678
Precision Castparts Corp., 4.38%, 06/15/45	87	74,121
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	183,561
5.20%, 11/02/40	62	59,672
2.75%, 11/02/51	216	131,733
Rio Tinto Finance USA PLC
5.00%, 03/09/33	65	64,948
4.75%, 03/22/42	62	56,425
4.13%, 08/21/42	87	72,787
5.13%, 03/09/53	70	64,740
Southern Copper Corp.
6.75%, 04/16/40	80	85,825
5.25%, 11/08/42	150	135,863
5.88%, 04/23/45	277	269,549
Steel Dynamics, Inc.
1.65%, 10/15/27	87	80,031
3.45%, 04/15/30	90	83,457
3.25%, 01/15/31	72	64,925
5.38%, 08/15/34	50	49,566
3.25%, 10/15/50(a)	44	28,893
Timken Co.
4.50%, 12/15/28	87	85,328
4.13%, 04/01/32(a)	75	68,745
Vale Overseas Ltd.
3.75%, 07/08/30	171	156,477
6.13%, 06/12/33	300	302,592
6.88%, 11/10/39	55	58,056
6.40%, 06/28/54(a)	100	97,750
Vale SA, 5.63%, 09/11/42	171	162,770
Valmont Industries, Inc., 5.00%, 10/01/44	171	154,845
		6,870,472
Office REITs — 0.1%
Boston Properties LP
3.65%, 02/01/26	67	66,036
Security	Par (000)	Value
Office REITs (continued)
Boston Properties LP (continued)
6.75%, 12/01/27	$100	$ 104,277
4.50%, 12/01/28	171	166,391
3.40%, 06/21/29	100	91,764
2.90%, 03/15/30	83	73,300
3.25%, 01/30/31(a)	171	150,372
2.55%, 04/01/32	130	105,245
6.50%, 01/15/34(a)	75	78,592
5.75%, 01/15/35	50	49,017
COPT Defense Properties LP
2.00%, 01/15/29	70	61,586
2.75%, 04/15/31	50	42,682
2.90%, 12/01/33	87	69,893
Highwoods Realty LP
4.13%, 03/15/28	87	83,230
3.05%, 02/15/30	87	76,727
Kilroy Realty LP
4.75%, 12/15/28	300	292,884
2.50%, 11/15/32	67	51,986
2.65%, 11/15/33	71	54,287
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	74,624
		1,692,893
Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.
5.10%, 09/01/40(a)	300	261,420
5.35%, 07/01/49	150	124,654
Boardwalk Pipelines LP
4.80%, 05/03/29	87	85,791
3.60%, 09/01/32	200	174,708
5.63%, 08/01/34	25	24,898
BP Capital Markets America, Inc.
3.41%, 02/11/26	341	336,818
3.12%, 05/04/26	62	60,888
3.02%, 01/16/27	77	74,631
3.54%, 04/06/27(a)	171	167,012
5.02%, 11/17/27	100	101,097
3.94%, 09/21/28	87	84,390
4.23%, 11/06/28	171	167,414
4.70%, 04/10/29(a)	75	74,581
4.97%, 10/17/29	75	75,353
4.87%, 11/25/29(a)	75	75,039
3.63%, 04/06/30	171	161,140
1.75%, 08/10/30	90	76,167
2.72%, 01/12/32	87	74,446
4.81%, 02/13/33	250	241,670
4.89%, 09/11/33	160	154,774
4.99%, 04/10/34	75	72,944
5.23%, 11/17/34	125	123,110
3.06%, 06/17/41	70	50,496
3.00%, 02/24/50	171	108,713
2.77%, 11/10/50	141	84,578
2.94%, 06/04/51(a)	250	154,774
3.00%, 03/17/52	287	179,080
3.38%, 02/08/61(a)	223	141,060
BP Capital Markets PLC
3.28%, 09/19/27	87	84,108
3.72%, 11/28/28	171	164,508
Canadian Natural Resources Ltd.
3.85%, 06/01/27	87	85,155
2.95%, 07/15/30	87	77,269
5.40%, 12/15/34(d)	25	24,314
6.50%, 02/15/37	200	207,732
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued)
6.25%, 03/15/38(a)	$75	$ 76,622
4.95%, 06/01/47	100	85,758
Cenovus Energy, Inc.
2.65%, 01/15/32	74	61,554
5.25%, 06/15/37	53	49,623
6.75%, 11/15/39	200	214,408
5.40%, 06/15/47(a)	52	46,275
3.75%, 02/15/52(a)	66	45,445
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	258,379
3.70%, 11/15/29	87	81,678
2.74%, 12/31/39	87	69,318
Cheniere Energy Partners LP
4.50%, 10/01/29	200	193,636
4.00%, 03/01/31	150	138,706
3.25%, 01/31/32	200	173,423
5.95%, 06/30/33	100	102,369
5.75%, 08/15/34(d)	100	100,664
Cheniere Energy, Inc., 5.65%, 04/15/34	100	100,574
Chevron Corp.
2.95%, 05/16/26	214	209,821
2.00%, 05/11/27	90	85,084
2.24%, 05/11/30	163	143,561
3.08%, 05/11/50	69	45,634
Chevron USA, Inc.
1.02%, 08/12/27	114	104,323
3.85%, 01/15/28	257	253,504
2.34%, 08/12/50	187	105,107
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	150	169,023
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	200	192,719
ConocoPhillips, 6.50%, 02/01/39	100	109,305
ConocoPhillips Co.
4.70%, 01/15/30	150	148,347
4.85%, 01/15/32	75	73,488
5.05%, 09/15/33(a)	70	69,068
5.00%, 01/15/35	150	145,707
3.76%, 03/15/42	370	291,593
4.30%, 11/15/44	171	142,992
3.80%, 03/15/52	62	45,261
5.30%, 05/15/53(a)	160	148,017
5.55%, 03/15/54(a)	150	144,202
5.50%, 01/15/55	115	109,353
4.03%, 03/15/62	200	144,515
5.70%, 09/15/63	50	47,931
5.65%, 01/15/65	125	118,147
Continental Resources, Inc.
4.38%, 01/15/28	121	117,650
4.90%, 06/01/44	87	70,375
Coterra Energy, Inc.
4.38%, 03/15/29	171	165,359
5.60%, 03/15/34	50	49,553
DCP Midstream Operating LP, 5.60%, 04/01/44	100	93,467
Devon Energy Corp.
5.88%, 06/15/28	112	112,470
5.20%, 09/15/34	100	94,927
5.60%, 07/15/41(a)	87	80,410
4.75%, 05/15/42	231	191,767
5.00%, 06/15/45	87	72,663
5.75%, 09/15/54	100	90,720
Diamondback Energy, Inc.
5.20%, 04/18/27	150	151,438
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. (continued)
3.50%, 12/01/29	$171	$ 159,040
5.15%, 01/30/30	150	150,319
3.13%, 03/24/31	65	57,456
6.25%, 03/15/33	30	31,185
5.40%, 04/18/34	115	113,072
4.40%, 03/24/51(a)	87	67,407
4.25%, 03/15/52	104	78,427
6.25%, 03/15/53	100	99,758
5.75%, 04/18/54	80	75,074
5.90%, 04/18/64	170	159,585
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	171	156,614
4.60%, 12/15/44	150	127,134
Enbridge Energy Partners LP, 7.38%, 10/15/45	140	158,288
Enbridge, Inc.
1.60%, 10/04/26	79	74,777
5.90%, 11/15/26(a)	85	86,659
4.25%, 12/01/26	171	169,368
5.25%, 04/05/27	50	50,595
3.70%, 07/15/27	171	166,822
6.00%, 11/15/28	60	62,103
5.30%, 04/05/29	30	30,305
3.13%, 11/15/29	130	119,010
6.20%, 11/15/30	35	36,857
5.70%, 03/08/33(a)	290	293,013
2.50%, 08/01/33	171	137,256
5.63%, 04/05/34(a)	120	120,707
4.00%, 11/15/49(a)	96	72,113
3.40%, 08/01/51	100	66,870
6.70%, 11/15/53(a)	85	92,232
5.95%, 04/05/54	100	98,838
(5-year CMT + 2.97%), 7.20%, 06/27/54(b)	100	102,793
Energy Transfer LP
4.75%, 01/15/26	171	170,759
6.05%, 12/01/26	75	76,606
4.20%, 04/15/27	171	168,722
5.50%, 06/01/27	100	101,284
4.00%, 10/01/27	150	146,695
5.55%, 02/15/28(a)	100	101,518
4.95%, 05/15/28	171	170,697
5.25%, 04/15/29	257	257,916
5.25%, 07/01/29(a)	45	45,214
3.75%, 05/15/30	571	532,728
6.40%, 12/01/30	40	42,265
5.75%, 02/15/33	185	187,536
6.55%, 12/01/33	180	191,615
5.55%, 05/15/34	300	298,464
5.60%, 09/01/34(a)	75	74,934
4.90%, 03/15/35	87	81,899
6.50%, 02/01/42	87	90,096
4.95%, 01/15/43	87	74,882
5.15%, 02/01/43	87	76,664
5.95%, 10/01/43	53	51,434
5.30%, 04/01/44	74	66,187
5.00%, 05/15/44	87	74,809
5.35%, 05/15/45	87	78,227
6.13%, 12/15/45	114	112,517
5.30%, 04/15/47	130	114,966
5.40%, 10/01/47	171	153,631
6.00%, 06/15/48	150	144,887
6.25%, 04/15/49	171	171,143
5.00%, 05/15/50	184	156,097

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.95%, 05/15/54	$185	$ 178,848
6.05%, 09/01/54	175	171,273
EnLink Midstream LLC, 5.65%, 09/01/34	30	29,900
EnLink Midstream Partners LP, 4.85%, 07/15/26	200	199,575
Enterprise Products Operating LLC
5.05%, 01/10/26	70	70,342
3.70%, 02/15/26	334	330,796
4.60%, 01/11/27(a)	50	50,012
3.95%, 02/15/27	191	188,331
4.15%, 10/16/28	171	166,899
3.13%, 07/31/29	199	185,173
2.80%, 01/31/30	149	134,698
5.35%, 01/31/33	70	70,555
4.85%, 01/31/34	150	145,089
4.95%, 02/15/35	200	193,565
5.95%, 02/01/41	53	54,432
4.45%, 02/15/43	142	121,037
4.85%, 03/15/44	121	108,145
4.90%, 05/15/46	189	168,068
4.25%, 02/15/48	150	120,340
4.80%, 02/01/49(a)	171	147,164
4.20%, 01/31/50	192	151,022
3.70%, 01/31/51	75	53,737
3.20%, 02/15/52	121	78,590
3.30%, 02/15/53(a)	204	134,103
4.95%, 10/15/54	100	87,346
5.55%, 02/16/55	160	153,915
3.95%, 01/31/60	100	71,878
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(b)	171	163,319
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	130	127,025
EOG Resources, Inc.
4.95%, 04/15/50	87	77,361
5.65%, 12/01/54	35	34,274
EQT Corp.
3.90%, 10/01/27(a)	140	136,134
5.00%, 01/15/29	70	68,995
7.00%, 02/01/30(a)	79	83,905
5.75%, 02/01/34(a)	50	49,701
Equinor ASA
3.13%, 04/06/30	171	157,563
2.38%, 05/22/30	171	151,670
5.10%, 08/17/40	189	181,997
4.25%, 11/23/41	75	64,301
4.80%, 11/08/43	200	183,962
3.25%, 11/18/49	130	88,840
3.70%, 04/06/50	171	126,611
Exxon Mobil Corp.
3.04%, 03/01/26	108	106,302
2.28%, 08/16/26	87	84,113
3.29%, 03/19/27(a)	140	137,235
2.44%, 08/16/29(a)	87	79,397
3.48%, 03/19/30	189	178,025
2.61%, 10/15/30	440	392,035
3.00%, 08/16/39	87	65,798
4.23%, 03/19/40	206	180,622
4.11%, 03/01/46	171	138,700
3.10%, 08/16/49	257	171,210
4.33%, 03/19/50	283	232,737
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued)
3.45%, 04/15/51(a)	$340	$ 238,335
Helmerich & Payne, Inc.(a)(d)
4.85%, 12/01/29	50	48,426
5.50%, 12/01/34	50	47,473
Hess Corp.
7.13%, 03/15/33	171	189,515
5.60%, 02/15/41	96	94,807
5.80%, 04/01/47(a)	171	171,108
HF Sinclair Corp., 5.88%, 04/01/26	87	87,649
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	171	172,023
6.50%, 02/01/37	74	77,340
6.95%, 01/15/38	214	231,876
6.38%, 03/01/41	87	88,881
5.00%, 08/15/42	75	65,314
5.00%, 03/01/43	87	75,764
5.50%, 03/01/44	130	120,485
5.40%, 09/01/44	87	79,389
Kinder Morgan, Inc.
4.30%, 03/01/28	257	252,210
5.00%, 02/01/29(a)	80	79,728
5.10%, 08/01/29(a)	60	59,992
2.00%, 02/15/31	155	129,742
7.75%, 01/15/32	171	194,270
4.80%, 02/01/33	100	95,025
5.20%, 06/01/33	260	253,995
5.40%, 02/01/34	100	98,475
5.30%, 12/01/34	87	84,735
5.55%, 06/01/45	214	200,003
5.20%, 03/01/48	64	56,447
3.60%, 02/15/51(a)	191	128,927
5.45%, 08/01/52	100	90,926
5.95%, 08/01/54	90	87,927
Marathon Petroleum Corp.
3.80%, 04/01/28	171	164,985
6.50%, 03/01/41	150	155,413
4.75%, 09/15/44	87	72,202
4.50%, 04/01/48(a)	100	78,076
MPLX LP
1.75%, 03/01/26	125	120,685
4.13%, 03/01/27	171	168,462
4.00%, 03/15/28	171	165,900
2.65%, 08/15/30	153	133,879
4.95%, 09/01/32	340	327,799
5.00%, 03/01/33	55	52,823
5.50%, 06/01/34	175	172,475
4.50%, 04/15/38	300	261,461
5.20%, 12/01/47	87	76,971
4.70%, 04/15/48	100	81,939
5.50%, 02/15/49	121	111,097
4.95%, 03/14/52	149	125,208
5.65%, 03/01/53	25	23,298
4.90%, 04/15/58	100	80,740
Occidental Petroleum Corp.
5.00%, 08/01/27	90	90,043
5.20%, 08/01/29	155	153,784
5.38%, 01/01/32	85	83,228
5.55%, 10/01/34(a)	75	72,951
6.45%, 09/15/36	500	511,865
6.60%, 03/15/46	300	302,870
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.05%, 10/01/54	$90	$ 85,391
ONEOK Partners LP, 6.13%, 02/01/41	75	74,692
ONEOK, Inc.
5.85%, 01/15/26	171	172,501
5.55%, 11/01/26	100	101,245
4.00%, 07/13/27	100	98,213
4.25%, 09/24/27	150	147,822
4.55%, 07/15/28	87	85,735
5.65%, 11/01/28	100	102,039
4.35%, 03/15/29	171	166,477
3.10%, 03/15/30	171	155,045
3.25%, 06/01/30	75	68,060
5.80%, 11/01/30	75	77,303
6.10%, 11/15/32	100	103,483
6.05%, 09/01/33(a)	400	411,611
5.05%, 11/01/34	150	143,453
4.25%, 09/15/46	87	66,840
4.95%, 07/13/47	171	144,686
4.20%, 10/03/47	140	106,144
5.20%, 07/15/48	87	76,617
3.95%, 03/01/50	79	56,966
4.50%, 03/15/50	87	68,269
7.15%, 01/15/51	50	54,276
6.63%, 09/01/53	150	157,713
5.70%, 11/01/54	150	141,046
5.85%, 11/01/64	100	93,556
Ovintiv, Inc.
5.38%, 01/01/26	99	99,345
5.65%, 05/15/28	60	60,842
8.13%, 09/15/30	70	78,514
7.20%, 11/01/31	80	85,845
7.38%, 11/01/31	87	94,371
6.25%, 07/15/33	40	40,944
6.50%, 08/15/34(a)	87	90,123
6.63%, 08/15/37	50	51,464
7.10%, 07/15/53(a)	40	42,573
Phillips 66
2.15%, 12/15/30	171	145,053
4.65%, 11/15/34	233	217,214
5.88%, 05/01/42	74	73,551
4.88%, 11/15/44	214	184,644
3.30%, 03/15/52(a)	68	43,737
Phillips 66 Co.
3.55%, 10/01/26	87	85,424
4.95%, 12/01/27	45	45,367
3.15%, 12/15/29	65	59,642
5.25%, 06/15/31	75	75,200
5.30%, 06/30/33	110	109,012
4.95%, 03/15/35(a)	100	94,480
4.90%, 10/01/46	87	74,811
5.65%, 06/15/54	50	47,185
5.50%, 03/15/55(a)	25	23,017
Pioneer Natural Resources Co.
5.10%, 03/29/26	95	95,654
1.90%, 08/15/30	206	175,521
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26(a)	87	86,593
3.55%, 12/15/29	171	159,050
5.70%, 09/15/34	50	49,896
5.15%, 06/01/42	50	44,374
4.70%, 06/15/44	130	107,290
4.90%, 02/15/45	100	84,810
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	$171	$ 172,625
5.00%, 03/15/27	171	171,355
4.20%, 03/15/28	171	166,956
4.50%, 05/15/30(a)	141	136,583
5.90%, 09/15/37	60	60,937
Shell Finance U.S., Inc.
2.38%, 11/07/29	171	153,397
2.75%, 04/06/30	100	90,129
4.13%, 05/11/35	130	119,167
4.55%, 08/12/43	121	105,800
4.38%, 05/11/45	200	167,221
4.00%, 05/10/46	514	402,132
3.75%, 09/12/46	155	116,517
3.25%, 04/06/50	200	134,752
Shell International Finance BV
2.88%, 05/10/26(a)	257	251,271
2.50%, 09/12/26	171	165,445
3.88%, 11/13/28	171	166,114
6.38%, 12/15/38	275	299,305
5.50%, 03/25/40	75	74,821
2.88%, 11/26/41	87	61,492
3.13%, 11/07/49	162	106,701
South Bow USA Infrastructure Holdings LLC(d)
5.03%, 10/01/29	100	98,260
5.58%, 10/01/34	130	126,438
6.18%, 10/01/54	75	72,595
Spectra Energy Partners LP
5.95%, 09/25/43	100	98,568
4.50%, 03/15/45	140	115,129
Suncor Energy, Inc.
6.85%, 06/01/39	87	94,215
4.00%, 11/15/47	171	126,818
3.75%, 03/04/51(a)	79	55,371
Targa Resources Corp.
5.20%, 07/01/27	50	50,294
6.15%, 03/01/29	135	140,124
4.20%, 02/01/33	81	73,549
6.13%, 03/15/33	50	51,550
6.50%, 03/30/34	250	264,138
4.95%, 04/15/52	73	61,481
6.25%, 07/01/52	50	49,892
6.50%, 02/15/53	50	52,109
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	371	373,671
5.00%, 01/15/28	171	169,145
6.88%, 01/15/29	71	72,664
5.50%, 03/01/30	104	104,327
4.88%, 02/01/31	104	100,416
4.00%, 01/15/32	104	94,614
TC PipeLines LP, 3.90%, 05/25/27	78	76,223
TotalEnergies Capital International SA
3.46%, 02/19/29	100	95,280
3.46%, 07/12/49	87	61,140
3.13%, 05/29/50	171	112,024
3.39%, 06/29/60	171	110,854
TotalEnergies Capital SA
3.88%, 10/11/28(a)	300	291,657
5.15%, 04/05/34(a)	625	622,269
4.72%, 09/10/34(a)	75	72,091
5.49%, 04/05/54	150	143,761
5.28%, 09/10/54	75	69,341

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA (continued)
5.64%, 04/05/64	$125	$ 119,479
5.43%, 09/10/64	75	69,559
TransCanada PipeLines Ltd.
4.88%, 01/15/26	148	147,956
4.25%, 05/15/28(a)	630	615,003
4.10%, 04/15/30	257	244,026
4.63%, 03/01/34	130	120,991
5.60%, 03/31/34	87	86,560
6.20%, 10/15/37	70	72,115
7.25%, 08/15/38	87	97,687
7.63%, 01/15/39	87	100,725
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	87	89,180
4.00%, 03/15/28	130	126,285
4.45%, 08/01/42	87	73,440
3.95%, 05/15/50	87	64,305
Valero Energy Corp.
2.15%, 09/15/27	191	178,558
4.35%, 06/01/28	131	128,390
6.63%, 06/15/37	75	78,671
4.90%, 03/15/45(a)	87	76,365
3.65%, 12/01/51	175	117,974
4.00%, 06/01/52	51	36,355
Valero Energy Partners LP, 4.50%, 03/15/28	87	85,765
Western Midstream Operating LP
6.15%, 04/01/33	200	203,853
5.45%, 11/15/34	50	48,296
5.45%, 04/01/44	200	178,035
5.25%, 02/01/50	100	85,173
Williams Cos., Inc.
5.40%, 03/02/26	55	55,371
3.75%, 06/15/27	130	126,714
5.30%, 08/15/28(a)	200	201,911
4.90%, 03/15/29	50	49,630
4.80%, 11/15/29	25	24,665
3.50%, 11/15/30	200	183,765
2.60%, 03/15/31	211	181,696
4.65%, 08/15/32	250	237,938
5.65%, 03/15/33	100	100,889
5.15%, 03/15/34	150	145,836
6.30%, 04/15/40	87	90,494
5.40%, 03/04/44	171	160,157
5.10%, 09/15/45	155	139,174
4.85%, 03/01/48	87	74,098
5.30%, 08/15/52	130	118,842
5.80%, 11/15/54	100	97,863
Woodside Finance Ltd.
5.10%, 09/12/34	100	95,124
5.70%, 09/12/54	100	93,288
		50,063,998
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
7.75%, 11/15/29	100	112,190
8.88%, 05/15/31	92	111,268
International Paper Co.
4.80%, 06/15/44	77	67,737
4.40%, 08/15/47	237	193,749
4.35%, 08/15/48	100	80,455
Security	Par (000)	Value
Paper & Forest Products (continued)
Suzano Austria GmbH
6.00%, 01/15/29	$200	$ 200,300
3.75%, 01/15/31	261	229,904
Suzano International Finance BV, 5.50%, 01/17/27	171	171,107
		1,166,710
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	55	51,721
Series 2019-1, Class AA, 3.15%, 08/15/33	129	116,907
Series 2021-1, Class A, 2.88%, 01/11/36	153	133,278
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	124	108,045
Southwest Airlines Co.
5.13%, 06/15/27	213	213,949
2.63%, 02/10/30(a)	191	169,046
United Airlines 2024-1 Class AA Pass Through Trust, Series AA, 5.45%, 08/15/38	75	75,105
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	55	52,003
Series 2019-2, Class AA, 2.70%, 11/01/33	181	159,698
Series 2020-1, Class A, 5.88%, 04/15/29	140	142,634
Series 2023-1, Class A, 5.80%, 07/15/37	121	123,628
Series 2024-A, 5.88%, 08/15/38	25	25,438
		1,371,452
Personal Care Products — 0.2%
Colgate-Palmolive Co.
4.80%, 03/02/26	20	20,091
3.10%, 08/15/27	115	111,266
4.60%, 03/01/28(a)	20	20,135
3.25%, 08/15/32	65	58,395
4.60%, 03/01/33	20	19,712
3.70%, 08/01/47	130	99,642
Estee Lauder Cos., Inc.
3.15%, 03/15/27	171	165,797
2.38%, 12/01/29	69	61,511
2.60%, 04/15/30	87	77,280
5.00%, 02/14/34(a)	25	24,573
4.15%, 03/15/47	87	68,702
3.13%, 12/01/49	119	76,107
5.15%, 05/15/53(a)	100	93,805
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	281,514
3.38%, 03/24/29	265	249,189
3.63%, 03/24/32	338	306,060
Kenvue, Inc.
5.05%, 03/22/28	120	121,385
5.00%, 03/22/30	90	90,675
4.90%, 03/22/33	160	157,377
5.10%, 03/22/43	70	67,133
5.05%, 03/22/53	110	101,951
5.20%, 03/22/63(a)	255	235,551
Procter & Gamble Co.
4.10%, 01/26/26(a)	150	149,569
1.00%, 04/23/26	98	93,948
2.85%, 08/11/27	87	83,738
4.35%, 01/29/29(a)	50	49,766
4.15%, 10/24/29	50	49,419
3.00%, 03/25/30	171	157,649
1.20%, 10/29/30	275	227,011
1.95%, 04/23/31	171	145,789
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
2.30%, 02/01/32(a)	$100	$ 85,934
4.55%, 01/29/34	50	48,674
4.55%, 10/24/34(a)	50	48,912
3.55%, 03/25/40	87	72,055
3.60%, 03/25/50	171	131,254
Unilever Capital Corp.
2.00%, 07/28/26	260	250,588
2.90%, 05/05/27(a)	260	251,033
4.88%, 09/08/28	100	100,800
2.13%, 09/06/29	174	154,883
1.38%, 09/14/30	100	83,233
1.75%, 08/12/31(a)	174	143,806
5.00%, 12/08/33	100	99,988
4.63%, 08/12/34	200	192,542
		5,128,442
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.20%, 05/14/26	245	240,641
2.95%, 11/21/26	341	331,268
4.80%, 03/15/27	225	226,289
4.25%, 11/14/28	427	420,486
4.80%, 03/15/29	225	224,830
3.20%, 11/21/29(a)	1,000	928,152
4.95%, 03/15/31	120	119,976
5.05%, 03/15/34	331	327,022
4.55%, 03/15/35	110	103,425
4.50%, 05/14/35	249	233,183
4.30%, 05/14/36	70	63,920
4.05%, 11/21/39	408	348,567
4.63%, 10/01/42(a)	200	176,960
4.40%, 11/06/42	240	207,724
5.35%, 03/15/44	70	68,236
4.85%, 06/15/44	214	193,965
4.75%, 03/15/45	116	103,455
4.70%, 05/14/45	627	553,233
4.45%, 05/14/46	214	181,908
4.88%, 11/14/48(a)	171	153,547
4.25%, 11/21/49	500	406,522
5.40%, 03/15/54	330	317,643
5.50%, 03/15/64	60	57,285
Astrazeneca Finance LLC
1.20%, 05/28/26	171	163,455
4.80%, 02/26/27	100	100,585
4.88%, 03/03/28	100	100,588
1.75%, 05/28/28	149	135,194
4.85%, 02/26/29	350	350,720
4.90%, 03/03/30	50	50,202
4.90%, 02/26/31	100	99,924
2.25%, 05/28/31	80	68,137
4.88%, 03/03/33(a)	100	98,831
5.00%, 02/26/34	100	98,905
AstraZeneca PLC
0.70%, 04/08/26	189	180,347
3.13%, 06/12/27	87	84,269
4.00%, 01/17/29	257	250,035
1.38%, 08/06/30	189	157,436
6.45%, 09/15/37	275	301,541
4.38%, 11/16/45	163	139,776
4.38%, 08/17/48	155	131,340
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co.
3.70%, 06/06/27	$279	$ 272,398
4.69%, 02/13/28	95	94,532
5.08%, 06/07/29	50	50,321
2.82%, 05/20/30	82	73,452
1.96%, 02/11/31	185	154,119
4.30%, 08/22/32	80	75,327
4.69%, 12/15/44	107	92,507
4.67%, 06/06/47	87	74,463
3.79%, 05/20/50	37	27,310
Bristol-Myers Squibb Co.
4.95%, 02/20/26	75	75,368
3.20%, 06/15/26	449	441,033
4.90%, 02/22/27	50	50,420
3.90%, 02/20/28	171	167,415
4.90%, 02/22/29	70	70,341
3.40%, 07/26/29(a)	249	235,028
1.45%, 11/13/30	130	107,677
5.75%, 02/01/31	100	104,006
5.10%, 02/22/31	35	35,225
2.95%, 03/15/32	130	113,201
5.90%, 11/15/33	75	78,692
5.20%, 02/22/34(a)	205	204,744
4.13%, 06/15/39	287	247,734
3.55%, 03/15/42	75	57,975
5.50%, 02/22/44	30	29,731
4.63%, 05/15/44	250	220,476
5.00%, 08/15/45	170	157,258
4.35%, 11/15/47	140	115,600
4.55%, 02/20/48	135	114,673
4.25%, 10/26/49	400	323,123
2.55%, 11/13/50	100	57,880
3.70%, 03/15/52	257	187,128
6.25%, 11/15/53	65	68,860
5.55%, 02/22/54	430	417,134
3.90%, 03/15/62	71	50,790
6.40%, 11/15/63	165	176,712
5.65%, 02/22/64	150	144,357
Cardinal Health, Inc.
4.70%, 11/15/26	35	34,933
5.13%, 02/15/29	25	25,053
5.00%, 11/15/29	35	34,782
5.35%, 11/15/34	38	37,185
4.60%, 03/15/43	50	42,576
4.90%, 09/15/45	200	173,039
4.37%, 06/15/47	87	69,425
5.75%, 11/15/54	25	23,927
Cencora, Inc.
3.45%, 12/15/27	130	125,807
4.85%, 12/15/29	25	24,838
2.80%, 05/15/30	71	63,740
2.70%, 03/15/31	87	75,460
4.25%, 03/01/45	87	70,856
CVS Health Corp.
5.00%, 02/20/26	75	74,922
2.88%, 06/01/26	300	291,325
3.63%, 04/01/27	62	60,156
1.30%, 08/21/27(a)	257	232,868
4.30%, 03/25/28	395	382,718
5.00%, 01/30/29	100	98,657
5.40%, 06/01/29	125	125,052
3.25%, 08/15/29	191	173,886

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.13%, 02/21/30	$80	$ 78,316
3.75%, 04/01/30	298	272,957
1.75%, 08/21/30	353	287,349
5.25%, 01/30/31(a)	75	73,248
1.88%, 02/28/31	212	170,899
5.55%, 06/01/31	125	124,085
2.13%, 09/15/31	79	63,271
5.25%, 02/21/33	80	76,692
5.30%, 06/01/33	100	95,864
5.70%, 06/01/34(a)	125	122,866
4.88%, 07/20/35	171	155,338
4.78%, 03/25/38	627	542,149
4.13%, 04/01/40(a)	140	109,354
5.30%, 12/05/43	200	174,480
6.00%, 06/01/44	125	118,208
5.13%, 07/20/45	369	310,020
5.05%, 03/25/48(a)	800	659,637
4.25%, 04/01/50(a)	104	75,918
5.63%, 02/21/53(a)	80	70,955
5.88%, 06/01/53	100	91,734
6.05%, 06/01/54	125	117,255
6.00%, 06/01/63	100	91,204
Eli Lilly & Co.
4.50%, 02/09/27	100	100,237
3.10%, 05/15/27(a)	130	126,200
4.15%, 08/14/27	75	74,594
4.50%, 02/09/29	100	99,458
3.38%, 03/15/29	171	162,853
4.20%, 08/14/29	65	63,639
4.70%, 02/27/33	50	49,005
4.70%, 02/09/34	600	581,586
4.60%, 08/14/34	75	72,006
3.70%, 03/01/45	171	134,808
2.25%, 05/15/50	300	168,606
4.88%, 02/27/53	45	40,738
5.00%, 02/09/54	70	64,331
5.05%, 08/14/54	135	125,051
4.15%, 03/15/59	200	156,940
2.50%, 09/15/60	104	55,390
4.95%, 02/27/63	100	89,711
5.10%, 02/09/64	100	91,378
5.20%, 08/14/64	75	69,827
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	171	161,698
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	166,789
5.38%, 04/15/34(a)	87	88,759
6.38%, 05/15/38	200	216,773
4.20%, 03/18/43(a)	104	87,904
Johnson & Johnson
2.45%, 03/01/26	405	395,941
2.95%, 03/03/27	250	242,504
2.90%, 01/15/28	171	163,624
4.80%, 06/01/29	100	100,980
4.90%, 06/01/31	100	100,631
4.38%, 12/05/33	87	84,326
4.95%, 06/01/34(a)	100	99,997
3.55%, 03/01/36	330	288,166
3.63%, 03/03/37	87	75,432
5.95%, 08/15/37(a)	200	215,731
4.50%, 09/01/40(a)	159	148,338
4.50%, 12/05/43(a)	130	118,673
3.70%, 03/01/46	87	68,776
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson (continued)
3.50%, 01/15/48	$214	$ 160,751
5.25%, 06/01/54	65	63,472
2.45%, 09/01/60	107	58,025
McKesson Corp.
1.30%, 08/15/26	155	146,903
4.25%, 09/15/29(a)	25	24,443
Mead Johnson Nutrition Co., 4.60%, 06/01/44	87	75,827
Merck & Co., Inc.
1.70%, 06/10/27	160	150,010
4.05%, 05/17/28	45	44,339
1.90%, 12/10/28	165	148,871
3.40%, 03/07/29	1,000	951,346
4.30%, 05/17/30	80	78,512
1.45%, 06/24/30	257	215,535
4.50%, 05/17/33(a)	45	43,354
6.55%, 09/15/37(a)	300	332,320
3.90%, 03/07/39	87	73,640
4.15%, 05/18/43(a)	130	108,859
4.90%, 05/17/44	60	55,404
3.70%, 02/10/45	160	123,908
4.00%, 03/07/49	171	133,912
2.45%, 06/24/50	171	98,440
2.75%, 12/10/51	200	121,210
5.00%, 05/17/53(a)	45	40,962
2.90%, 12/10/61	271	155,416
5.15%, 05/17/63	135	123,345
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	134,849
Mylan, Inc.
4.55%, 04/15/28	140	137,161
5.40%, 11/29/43	87	77,850
5.20%, 04/15/48	96	79,333
Novartis Capital Corp.
2.00%, 02/14/27	87	82,734
3.10%, 05/17/27	427	414,029
3.80%, 09/18/29	75	72,214
2.20%, 08/14/30	171	149,747
4.00%, 09/18/31(a)	75	71,436
4.20%, 09/18/34	75	69,779
4.40%, 05/06/44	214	187,755
4.00%, 11/20/45	130	106,674
2.75%, 08/14/50	190	120,485
4.70%, 09/18/54	45	39,689
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	340	339,488
4.45%, 05/19/28	340	337,013
4.75%, 05/19/33	355	344,947
5.11%, 05/19/43	300	281,615
5.30%, 05/19/53	780	730,332
5.34%, 05/19/63	300	275,383
Pfizer, Inc.
2.75%, 06/03/26(a)	60	58,569
3.00%, 12/15/26(a)	130	126,480
3.60%, 09/15/28(a)	341	330,127
3.45%, 03/15/29(a)	640	610,085
2.63%, 04/01/30	171	153,388
1.70%, 05/28/30	142	120,996
1.75%, 08/18/31	171	140,827
4.00%, 12/15/36(a)	87	77,557
4.10%, 09/15/38	171	149,340
3.90%, 03/15/39	87	73,374
7.20%, 03/15/39	284	331,982
2.55%, 05/28/40	86	59,428
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
5.60%, 09/15/40	$200	$ 202,002
4.30%, 06/15/43	87	74,123
4.40%, 05/15/44(a)	87	75,225
4.13%, 12/15/46	257	207,151
4.20%, 09/15/48	87	70,469
4.00%, 03/15/49	171	134,206
2.70%, 05/28/50	240	147,657
Sanofi SA, 3.63%, 06/19/28	341	330,480
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	10	9,771
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	200,449
2.05%, 03/31/30	400	344,658
3.03%, 07/09/40	200	144,968
3.18%, 07/09/50	200	129,562
3.38%, 07/09/60	250	158,474
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	87	85,618
5.25%, 06/15/46	87	73,252
Viatris, Inc.
2.30%, 06/22/27	171	160,358
3.85%, 06/22/40	171	128,229
4.00%, 06/22/50	200	136,265
Wyeth LLC
6.50%, 02/01/34	87	94,669
5.95%, 04/01/37	87	90,823
Zoetis, Inc.
3.90%, 08/20/28	171	165,768
2.00%, 05/15/30	71	61,099
4.70%, 02/01/43	71	63,097
3.95%, 09/12/47	87	67,600
4.45%, 08/20/48	87	71,634
3.00%, 05/15/50	71	45,542
		38,027,555
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	87	86,871
2.50%, 04/01/31(a)	107	91,070
5.95%, 08/15/34	25	25,779
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,489
		230,209
Residential REITs — 0.1%
Essential Properties LP, 2.95%, 07/15/31	41	34,904
NNN REIT, Inc.
5.60%, 10/15/33	50	50,424
5.50%, 06/15/34	50	49,794
3.10%, 04/15/50	171	107,601
3.00%, 04/15/52	82	49,770
Realty Income Corp.
0.75%, 03/15/26	100	95,344
4.13%, 10/15/26	171	169,392
3.00%, 01/15/27	171	165,368
3.95%, 08/15/27	87	85,539
3.40%, 01/15/28	87	83,485
4.70%, 12/15/28	40	39,800
4.75%, 02/15/29	50	49,630
3.25%, 06/15/29	48	44,725
4.00%, 07/15/29	75	72,126
3.10%, 12/15/29	87	79,874
3.40%, 01/15/30	87	80,878
3.25%, 01/15/31	116	104,739
Security	Par (000)	Value
Residential REITs (continued)
Realty Income Corp. (continued)
5.63%, 10/13/32	$90	$ 91,958
1.80%, 03/15/33	72	55,095
4.90%, 07/15/33	60	58,130
5.13%, 02/15/34	50	48,998
4.65%, 03/15/47	100	86,151
5.38%, 09/01/54	50	47,463
Tanger Properties LP, 3.88%, 07/15/27	171	165,999
		1,917,187
Retail REITs — 0.1%
Simon Property Group LP
3.30%, 01/15/26	257	253,681
1.38%, 01/15/27(a)	121	113,464
3.38%, 06/15/27	130	126,403
2.45%, 09/13/29	187	168,151
2.65%, 07/15/30(a)	171	152,199
2.25%, 01/15/32(a)	121	100,437
2.65%, 02/01/32	200	170,218
5.50%, 03/08/33	100	101,677
6.25%, 01/15/34	200	212,090
4.75%, 09/26/34	55	52,110
4.75%, 03/15/42	74	66,159
4.25%, 10/01/44	87	71,576
4.25%, 11/30/46	87	70,957
3.25%, 09/13/49	114	76,573
5.85%, 03/08/53(a)	100	100,691
6.65%, 01/15/54	35	38,956
		1,875,342
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	75	69,612
4.39%, 06/01/52(a)	85	71,029
Analog Devices, Inc.
3.50%, 12/05/26	130	127,609
1.70%, 10/01/28	30	26,928
2.10%, 10/01/31	75	62,827
5.05%, 04/01/34	50	49,958
2.80%, 10/01/41	149	105,428
2.95%, 10/01/51	65	41,275
5.30%, 04/01/54(a)	50	47,641
Applied Materials, Inc.
3.30%, 04/01/27	171	166,603
4.80%, 06/15/29	35	35,115
1.75%, 06/01/30	72	61,542
5.85%, 06/15/41	75	77,782
4.35%, 04/01/47	130	110,109
2.75%, 06/01/50	87	54,252
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	265,783
3.50%, 01/15/28	87	83,765
Broadcom, Inc.
3.46%, 09/15/26	341	334,292
5.05%, 07/12/27	150	151,389
1.95%, 02/15/28(d)	67	61,339
4.15%, 02/15/28	85	83,571
4.11%, 09/15/28	150	146,523
4.00%, 04/15/29(d)	95	91,395
4.75%, 04/15/29	150	148,992
5.05%, 07/12/29	235	235,893
4.35%, 02/15/30	120	116,759
4.15%, 11/15/30	125	119,608
2.45%, 02/15/31(a)(d)	300	258,709

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
5.15%, 11/15/31	$115	$ 115,745
4.15%, 04/15/32(d)	108	101,275
4.30%, 11/15/32	206	194,288
2.60%, 02/15/33(d)	275	227,314
3.42%, 04/15/33(d)	202	176,817
3.47%, 04/15/34(d)	569	493,130
4.80%, 10/15/34	160	154,398
3.14%, 11/15/35(d)	257	209,885
3.19%, 11/15/36(d)	200	161,108
4.93%, 05/15/37(a)(d)	377	358,583
3.50%, 02/15/41(d)	179	139,786
3.75%, 02/15/51(d)	225	167,452
4.55%, 02/15/32	105	101,538
Intel Corp.
4.88%, 02/10/26	110	110,027
3.75%, 03/25/27	140	136,577
3.75%, 08/05/27	100	96,994
4.88%, 02/10/28	115	114,413
1.60%, 08/12/28	63	55,568
4.00%, 08/05/29	100	95,256
2.45%, 11/15/29	171	150,081
5.13%, 02/10/30	110	109,032
3.90%, 03/25/30	300	281,069
5.00%, 02/21/31	45	44,169
2.00%, 08/12/31	87	70,048
4.15%, 08/05/32	200	182,049
5.20%, 02/10/33(a)	160	154,692
5.15%, 02/21/34(a)	60	57,564
2.80%, 08/12/41	63	40,186
5.63%, 02/10/43	45	41,238
4.10%, 05/19/46	427	304,261
4.10%, 05/11/47	87	61,834
3.73%, 12/08/47(a)	240	158,280
3.25%, 11/15/49	300	179,090
4.75%, 03/25/50(a)	200	154,580
3.05%, 08/12/51	320	182,522
4.90%, 08/05/52(a)	300	236,864
5.70%, 02/10/53(a)	130	114,970
5.60%, 02/21/54(a)	130	114,001
3.10%, 02/15/60	87	46,438
4.95%, 03/25/60(a)	121	94,567
3.20%, 08/12/61(a)	63	34,187
5.05%, 08/05/62	100	78,029
5.90%, 02/10/63	110	99,245
KLA Corp.
4.10%, 03/15/29	87	84,874
4.65%, 07/15/32	50	48,923
4.70%, 02/01/34(a)	50	48,528
3.30%, 03/01/50	184	127,086
4.95%, 07/15/52(a)	90	81,797
5.25%, 07/15/62(a)	75	70,220
Lam Research Corp.
1.90%, 06/15/30	141	120,860
4.88%, 03/15/49	171	153,505
2.88%, 06/15/50(a)	76	48,005
Marvell Technology, Inc.
1.65%, 04/15/26	154	147,761
2.45%, 04/15/28	371	342,226
2.95%, 04/15/31	82	71,928
Microchip Technology, Inc.
4.90%, 03/15/28	50	49,822
5.05%, 03/15/29	50	49,897
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. (continued)
5.05%, 02/15/30	$50	$ 49,653
Micron Technology, Inc.
4.98%, 02/06/26	87	87,089
5.38%, 04/15/28	60	60,632
5.33%, 02/06/29	87	87,410
6.75%, 11/01/29	150	159,701
4.66%, 02/15/30	130	126,882
5.30%, 01/15/31	40	39,960
5.88%, 02/09/33	50	51,211
5.88%, 09/15/33	60	61,540
3.37%, 11/01/41	87	63,556
3.48%, 11/01/51	87	58,730
NVIDIA Corp.
3.20%, 09/16/26	171	167,680
1.55%, 06/15/28	125	113,510
2.85%, 04/01/30	114	104,472
2.00%, 06/15/31	121	102,802
3.50%, 04/01/40	122	100,892
3.50%, 04/01/50	257	190,973
3.70%, 04/01/60	52	38,364
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	81	79,868
4.40%, 06/01/27(a)	90	89,053
4.30%, 06/18/29	171	165,557
3.40%, 05/01/30	80	73,294
2.50%, 05/11/31	149	126,868
2.65%, 02/15/32	67	56,232
5.00%, 01/15/33	112	109,051
3.25%, 05/11/41	87	63,088
3.13%, 02/15/42	87	60,542
3.25%, 11/30/51	75	47,888
Qorvo, Inc., 4.38%, 10/15/29	96	90,032
QUALCOMM, Inc.
3.25%, 05/20/27	87	84,617
1.30%, 05/20/28	184	165,059
2.15%, 05/20/30(a)	105	92,153
1.65%, 05/20/32	142	113,172
4.25%, 05/20/32	52	50,024
5.40%, 05/20/33(a)	100	103,154
4.65%, 05/20/35	87	84,043
4.80%, 05/20/45	130	117,476
4.30%, 05/20/47	107	88,398
3.25%, 05/20/50	140	95,391
4.50%, 05/20/52	133	111,482
6.00%, 05/20/53	100	104,525
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	55,550
3.00%, 06/01/31	67	57,391
Texas Instruments, Inc.
1.13%, 09/15/26	85	80,394
4.60%, 02/08/27	25	25,107
4.60%, 02/15/28	35	35,065
4.60%, 02/08/29	25	24,932
2.25%, 09/04/29	118	105,997
1.90%, 09/15/31	98	82,105
3.65%, 08/16/32	50	45,889
4.90%, 03/14/33	30	29,793
4.85%, 02/08/34	25	24,587
3.88%, 03/15/39	171	146,818
4.15%, 05/15/48	171	138,929
4.10%, 08/16/52	25	19,692
5.00%, 03/14/53	30	27,484
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
5.15%, 02/08/54	$25	$ 23,403
5.05%, 05/18/63	170	153,186
TSMC Arizona Corp.
2.50%, 10/25/31	390	332,615
4.50%, 04/22/52(a)	200	179,890
Xilinx, Inc., 2.38%, 06/01/30	240	211,529
		16,486,690
Software — 0.6%
Adobe, Inc.
2.15%, 02/01/27	219	209,026
4.85%, 04/04/27	35	35,244
4.80%, 04/04/29	50	50,252
2.30%, 02/01/30	206	183,217
4.95%, 04/04/34	50	49,591
AppLovin Corp.
5.13%, 12/01/29	100	99,756
5.38%, 12/01/31	35	35,009
5.50%, 12/01/34	70	69,478
Atlassian Corp.
5.25%, 05/15/29	25	25,186
5.50%, 05/15/34(a)	25	25,109
Autodesk, Inc.
2.85%, 01/15/30	74	67,005
2.40%, 12/15/31	133	111,743
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	69	67,683
2.90%, 12/01/29	87	78,653
2.60%, 05/01/31	79	67,600
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	34,596
4.30%, 09/10/29	50	49,017
4.70%, 09/10/34	25	23,968
Concentrix Corp.
6.65%, 08/02/26	50	50,858
6.60%, 08/02/28(a)	50	51,230
6.85%, 08/02/33(a)	50	50,436
Electronic Arts, Inc.
1.85%, 02/15/31	72	59,790
2.95%, 02/15/51	69	43,240
Fidelity National Information Services, Inc.
1.15%, 03/01/26	103	98,802
1.65%, 03/01/28	118	106,689
5.10%, 07/15/32	100	99,396
3.10%, 03/01/41	89	64,653
Fiserv, Inc.
3.20%, 07/01/26	222	217,111
5.15%, 03/15/27(a)	50	50,408
2.25%, 06/01/27	307	289,527
5.45%, 03/02/28	60	60,946
5.38%, 08/21/28(a)	50	50,684
4.20%, 10/01/28	171	166,313
3.50%, 07/01/29	281	263,651
4.75%, 03/15/30	50	49,391
2.65%, 06/01/30	164	144,956
5.35%, 03/15/31	50	50,825
5.60%, 03/02/33	40	40,513
5.63%, 08/21/33	50	50,882
5.45%, 03/15/34	50	50,030
5.15%, 08/12/34	50	48,857
Security	Par (000)	Value
Software (continued)
Fiserv, Inc. (continued)
4.40%, 07/01/49	$303	$ 247,377
Intuit, Inc.
5.25%, 09/15/26	55	55,580
1.35%, 07/15/27	142	131,002
5.13%, 09/15/28	75	76,123
1.65%, 07/15/30	169	142,378
5.20%, 09/15/33	75	75,149
5.50%, 09/15/53	100	97,918
Microsoft Corp.
2.40%, 08/08/26	382	370,541
3.30%, 02/06/27(a)	766	749,961
3.40%, 06/15/27	171	167,314
1.35%, 09/15/30(a)	69	58,458
3.50%, 02/12/35	200	181,221
3.45%, 08/08/36	104	90,683
3.70%, 08/08/46	171	136,851
2.53%, 06/01/50	600	369,239
2.50%, 09/15/50	140	84,727
2.92%, 03/17/52	550	363,348
4.50%, 02/06/57	341	305,099
2.68%, 06/01/60	792	463,850
3.04%, 03/17/62	292	186,540
Oracle Corp.
1.65%, 03/25/26	154	148,455
2.65%, 07/15/26	1,130	1,095,528
2.80%, 04/01/27	257	246,766
3.25%, 11/15/27	130	124,990
2.30%, 03/25/28	237	219,103
4.50%, 05/06/28	65	64,352
4.20%, 09/27/29	200	193,194
6.15%, 11/09/29	70	73,422
2.95%, 04/01/30	500	451,356
4.65%, 05/06/30(a)	65	64,062
3.25%, 05/15/30	163	149,187
2.88%, 03/25/31	267	234,944
6.25%, 11/09/32	200	211,954
4.90%, 02/06/33	100	97,363
4.30%, 07/08/34	384	352,995
4.70%, 09/27/34(a)	325	308,018
3.90%, 05/15/35	87	76,226
3.85%, 07/15/36	130	111,376
3.80%, 11/15/37	130	108,529
6.50%, 04/15/38	200	214,919
6.13%, 07/08/39	87	90,120
3.60%, 04/01/40	316	247,066
5.38%, 07/15/40	271	260,926
3.65%, 03/25/41	285	222,227
4.50%, 07/08/44	87	73,388
4.13%, 05/15/45	100	79,021
4.00%, 07/15/46	384	295,516
4.00%, 11/15/47	257	195,875
3.60%, 04/01/50(a)	400	280,244
3.95%, 03/25/51	346	256,284
6.90%, 11/09/52	250	279,932
5.55%, 02/06/53	140	132,271
5.38%, 09/27/54	250	230,430
4.38%, 05/15/55	214	167,402
3.85%, 04/01/60	359	246,279
4.10%, 03/25/61	200	143,580
5.50%, 09/27/64	275	251,599

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Roper Technologies, Inc.
3.80%, 12/15/26(a)	$87	$ 85,640
1.40%, 09/15/27	65	59,541
2.95%, 09/15/29	76	69,432
4.50%, 10/15/29	25	24,549
2.00%, 06/30/30	67	57,112
1.75%, 02/15/31	86	70,639
4.75%, 02/15/32	50	48,732
4.90%, 10/15/34	100	96,176
Salesforce, Inc.
3.70%, 04/11/28	341	332,069
1.50%, 07/15/28	60	53,916
1.95%, 07/15/31	81	67,982
2.70%, 07/15/41	156	109,892
2.90%, 07/15/51	237	151,369
3.05%, 07/15/61	50	30,813
ServiceNow, Inc., 1.40%, 09/01/30	140	116,355
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	140	140,368
3.70%, 04/14/27	65	63,435
4.95%, 03/28/28(a)	140	139,928
5.40%, 06/12/29	25	25,354
4.00%, 04/14/32	76	70,143
5.60%, 06/12/34	25	25,184
VMware, Inc.
1.40%, 08/15/26	341	323,034
4.70%, 05/15/30	141	137,951
2.20%, 08/15/31	200	165,909
Workday, Inc.
3.50%, 04/01/27	81	78,957
3.70%, 04/01/29	61	58,009
3.80%, 04/01/32	89	80,991
		18,477,059
Specialty Retail — 0.1%
AutoZone, Inc.
3.13%, 04/21/26	100	97,981
5.05%, 07/15/26(a)	25	25,142
4.50%, 02/01/28	145	143,688
6.25%, 11/01/28(a)	25	26,154
3.75%, 04/18/29	171	162,964
5.10%, 07/15/29	50	50,291
4.75%, 08/01/32	100	96,729
4.75%, 02/01/33	150	143,912
5.20%, 08/01/33	25	24,636
6.55%, 11/01/33	25	26,900
5.40%, 07/15/34(a)	50	49,711
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	51,137
Genuine Parts Co.
6.50%, 11/01/28	25	26,249
4.95%, 08/15/29	75	74,768
6.88%, 11/01/33(a)	25	27,398
O’Reilly Automotive, Inc.
5.75%, 11/20/26	35	35,606
4.35%, 06/01/28	171	167,888
3.90%, 06/01/29	171	163,873
1.75%, 03/15/31	78	63,971
4.70%, 06/15/32	100	96,604
5.00%, 08/19/34	50	48,491
Ross Stores, Inc., 1.88%, 04/15/31	171	141,101
TJX Cos., Inc.
2.25%, 09/15/26	257	247,726
Security	Par (000)	Value
Specialty Retail (continued)
TJX Cos., Inc. (continued)
4.50%, 04/15/50(a)	$87	$ 75,218
Tractor Supply Co.
1.75%, 11/01/30	69	57,734
5.25%, 05/15/33(a)	20	19,988
		2,145,860
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
0.70%, 02/08/26	87	83,597
3.25%, 02/23/26	326	322,068
2.45%, 08/04/26	241	233,751
2.05%, 09/11/26	206	198,154
3.35%, 02/09/27	341	334,155
3.20%, 05/11/27	257	249,906
2.90%, 09/12/27	171	164,476
3.00%, 11/13/27	171	165,111
1.20%, 02/08/28	450	406,947
4.00%, 05/10/28	1,080	1,064,582
1.40%, 08/05/28	470	421,880
3.25%, 08/08/29	200	188,984
2.20%, 09/11/29	212	190,371
4.15%, 05/10/30	80	79,226
1.65%, 05/11/30	240	206,313
1.65%, 02/08/31	427	359,359
1.70%, 08/05/31	70	58,307
3.35%, 08/08/32	200	183,217
4.30%, 05/10/33	580	565,915
4.50%, 02/23/36(a)	87	84,912
3.85%, 05/04/43	300	248,503
4.45%, 05/06/44	87	79,501
3.45%, 02/09/45	231	176,955
4.38%, 05/13/45	87	76,798
4.65%, 02/23/46	338	309,030
3.85%, 08/04/46	130	104,812
4.25%, 02/09/47	87	74,507
3.75%, 09/12/47	300	236,126
3.75%, 11/13/47	214	168,182
2.95%, 09/11/49	214	142,618
2.65%, 05/11/50(a)	206	127,979
2.40%, 08/20/50	177	104,521
2.65%, 02/08/51	414	255,419
2.70%, 08/05/51	200	124,730
3.95%, 08/08/52	150	119,338
4.85%, 05/10/53(a)	80	75,557
2.55%, 08/20/60	171	99,920
2.80%, 02/08/61	127	75,226
2.85%, 08/05/61	70	41,957
4.10%, 08/08/62	150	119,428
Dell International LLC/EMC Corp.
4.90%, 10/01/26	171	171,477
5.25%, 02/01/28	200	202,426
5.30%, 10/01/29	214	216,055
4.35%, 02/01/30	50	48,383
5.75%, 02/01/33	60	61,635
5.40%, 04/15/34	50	49,879
4.85%, 02/01/35	75	71,222
8.10%, 07/15/36(a)	69	81,787
3.38%, 12/15/41	171	125,809
8.35%, 07/15/46	126	160,263
3.45%, 12/15/51	32	21,720
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell, Inc.
7.10%, 04/15/28	$71	$ 75,624
6.50%, 04/15/38	71	74,270
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	171	164,696
4.45%, 09/25/26	100	99,494
4.40%, 09/25/27	100	98,951
5.25%, 07/01/28	220	222,177
4.55%, 10/15/29	125	121,849
4.85%, 10/15/31	50	48,764
5.00%, 10/15/34	250	240,293
6.20%, 10/15/35	87	90,961
6.35%, 10/15/45	130	134,916
5.60%, 10/15/54	200	188,260
HP, Inc.
4.75%, 01/15/28	50	49,932
4.00%, 04/15/29	90	86,275
2.65%, 06/17/31	171	146,391
5.50%, 01/15/33(a)	150	151,367
6.00%, 09/15/41(a)	112	113,548
Western Digital Corp.
2.85%, 02/01/29	74	65,867
3.10%, 02/01/32(a)	80	66,640
		11,773,269
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27	341	328,727
2.85%, 03/27/30	171	155,735
3.25%, 03/27/40	171	132,046
3.88%, 11/01/45	87	68,582
3.38%, 11/01/46	257	185,394
		870,484
Tobacco — 0.3%
Altria Group, Inc.
2.63%, 09/16/26	341	329,309
6.20%, 11/01/28	25	25,984
4.80%, 02/14/29	95	93,867
3.40%, 05/06/30	76	69,725
2.45%, 02/04/32	208	171,160
5.80%, 02/14/39	257	253,895
3.40%, 02/04/41	171	123,468
4.25%, 08/09/42	100	79,745
4.50%, 05/02/43	71	57,943
5.38%, 01/31/44	226	211,040
3.88%, 09/16/46	100	72,478
5.95%, 02/14/49(a)	100	97,841
4.45%, 05/06/50	114	88,408
3.70%, 02/04/51	155	105,379
4.00%, 02/04/61(a)	121	84,455
BAT Capital Corp.
3.22%, 09/06/26	171	166,674
4.70%, 04/02/27	87	86,636
3.56%, 08/15/27	333	322,210
2.26%, 03/25/28	104	95,545
3.46%, 09/06/29	87	81,066
4.91%, 04/02/30	104	102,701
6.34%, 08/02/30	100	105,151
5.83%, 02/20/31	25	25,557
2.73%, 03/25/31	100	86,295
4.74%, 03/16/32	96	92,339
7.75%, 10/19/32	40	45,354
6.42%, 08/02/33	90	95,124
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
6.00%, 02/20/34(a)	$200	$ 205,477
4.39%, 08/15/37	384	331,262
3.73%, 09/25/40	50	37,756
7.08%, 08/02/43	50	54,020
4.54%, 08/15/47	304	239,743
4.76%, 09/06/49	100	80,948
5.28%, 04/02/50	87	76,201
5.65%, 03/16/52	96	87,880
7.08%, 08/02/53(a)	125	137,136
BAT International Finance PLC
1.67%, 03/25/26	87	83,698
4.45%, 03/16/28	96	94,453
5.93%, 02/02/29	200	205,917
Philip Morris International, Inc.
4.88%, 02/13/26	100	100,255
2.75%, 02/25/26	73	71,431
4.75%, 02/12/27	75	75,166
3.13%, 08/17/27	171	164,832
4.38%, 11/01/27	75	74,378
5.13%, 11/17/27	200	202,406
4.88%, 02/15/28(a)	100	100,240
5.25%, 09/07/28	25	25,359
4.88%, 02/13/29	75	74,907
4.63%, 11/01/29	75	73,975
5.63%, 11/17/29	155	159,653
5.13%, 02/15/30	100	100,528
5.50%, 09/07/30	25	25,597
1.75%, 11/01/30(a)	41	34,247
5.13%, 02/13/31	75	75,005
4.75%, 11/01/31	75	73,346
5.75%, 11/17/32	170	174,803
5.38%, 02/15/33	300	300,581
5.63%, 09/07/33	25	25,398
5.25%, 02/13/34	275	271,790
4.90%, 11/01/34	75	72,069
6.38%, 05/16/38	220	236,244
4.38%, 11/15/41	150	127,508
4.50%, 03/20/42	150	129,990
3.88%, 08/21/42	62	49,021
4.13%, 03/04/43	79	64,156
4.88%, 11/15/43	237	211,988
4.25%, 11/10/44	65	53,210
Reynolds American, Inc.
5.70%, 08/15/35	82	82,235
6.15%, 09/15/43	53	52,422
5.85%, 08/15/45	200	190,431
		8,277,011
Trading Companies & Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	101,616
WW Grainger, Inc., 4.45%, 09/15/34	45	42,821
		144,437
Transportation Infrastructure — 0.1%
FedEx Corp.
3.25%, 04/01/26	95	93,344
3.10%, 08/05/29(a)	100	92,672
4.25%, 05/15/30	141	136,575
2.40%, 05/15/31	109	92,993
4.90%, 01/15/34	100	97,317
3.90%, 02/01/35	67	59,176
3.25%, 05/15/41	147	107,522
3.88%, 08/01/42	50	38,887

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (continued)
4.75%, 11/15/45	$114	$ 97,497
4.55%, 04/01/46	130	108,286
4.40%, 01/15/47	87	70,403
4.05%, 02/15/48	87	66,591
4.95%, 10/17/48	171	149,236
5.25%, 05/15/50(a)	150	137,230
Ryder System, Inc.
1.75%, 09/01/26	86	81,785
2.85%, 03/01/27(a)	57	54,704
5.30%, 03/15/27	40	40,437
4.30%, 06/15/27	60	59,270
5.65%, 03/01/28(a)	50	51,160
5.25%, 06/01/28	40	40,415
6.30%, 12/01/28	50	52,405
5.38%, 03/15/29	50	50,624
4.90%, 12/01/29	100	99,118
6.60%, 12/01/33(a)	45	48,699
United Parcel Service, Inc.
2.40%, 11/15/26	141	135,920
3.05%, 11/15/27	87	83,616
4.88%, 03/03/33(a)	60	59,289
5.15%, 05/22/34	75	74,839
6.20%, 01/15/38	174	186,401
5.20%, 04/01/40	171	166,551
3.63%, 10/01/42	87	67,758
3.40%, 11/15/46	78	56,467
3.75%, 11/15/47	87	65,836
3.40%, 09/01/49(a)	75	52,819
5.30%, 04/01/50(a)	171	163,381
5.05%, 03/03/53	110	100,812
5.50%, 05/22/54(a)	75	73,087
5.60%, 05/22/64(a)	75	72,723
		3,285,845
Water Utilities — 0.0%
American Water Capital Corp.
2.95%, 09/01/27(a)	87	83,165
3.75%, 09/01/28	257	247,142
3.45%, 06/01/29	87	81,917
2.30%, 06/01/31	155	130,878
4.45%, 06/01/32	90	85,775
5.15%, 03/01/34(a)	50	49,594
4.30%, 09/01/45	87	71,265
3.75%, 09/01/47	87	64,502
4.15%, 06/01/49	87	68,625
3.25%, 06/01/51	155	103,313
5.45%, 03/01/54	50	47,813
Essential Utilities, Inc.
4.80%, 08/15/27(a)	50	49,937
2.40%, 05/01/31	171	145,178
5.38%, 01/15/34(a)	25	24,756
3.35%, 04/15/50	171	112,402
5.30%, 05/01/52	61	55,456
		1,421,718
Total Corporate Bonds — 24.3% (Cost: $804,917,314)		735,062,400
Security	Par (000)	Value
Foreign Agency Obligations
Canada — 0.3%
Canada Government International Bond
3.75%, 04/26/28	$300	$ 294,333
4.63%, 04/30/29	400	403,374
Export Development Canada
3.75%, 09/07/27	300	295,179
4.13%, 02/13/29	750	739,933
4.75%, 06/05/34	250	250,930
Province of Alberta Canada
3.30%, 03/15/28	341	328,894
1.30%, 07/22/30	341	284,819
Province of British Columbia Canada
2.25%, 06/02/26	171	165,831
0.90%, 07/20/26	341	323,178
4.90%, 04/24/29	300	303,139
4.20%, 07/06/33(a)	400	380,092
4.75%, 06/12/34	200	196,715
Province of Manitoba Canada
4.90%, 05/31/34	100	99,466
Series HB, 1.50%, 10/25/28	341	305,290
Province of New Brunswick Canada, 3.63%, 02/24/28	171	165,829
Province of Ontario Canada
0.63%, 01/21/26	171	164,230
3.10%, 05/19/27(a)	400	387,750
1.05%, 05/21/27	171	157,940
4.20%, 01/18/29	500	492,644
3.70%, 09/17/29	200	192,452
2.00%, 10/02/29	171	152,215
1.13%, 10/07/30	341	280,254
1.60%, 02/25/31	341	283,698
5.05%, 04/24/34	200	201,259
Province of Quebec Canada
2.50%, 04/20/26	469	457,371
2.75%, 04/12/27	341	328,538
3.63%, 04/13/28	500	486,116
4.50%, 04/03/29	400	398,295
1.35%, 05/28/30	341	287,219
Series PD, 7.50%, 09/15/29	500	560,142
		9,367,125
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	300	285,600
4.85%, 01/22/29	200	198,000
2.45%, 01/31/31	417	357,708
2.55%, 07/27/33	390	315,171
3.50%, 01/31/34	200	172,687
3.10%, 05/07/41	200	143,562
4.34%, 03/07/42	200	168,312
4.00%, 01/31/52	290	217,319
5.33%, 01/05/54(a)	287	265,980
3.10%, 01/22/61	318	188,116
3.25%, 09/21/71	200	118,312
		2,430,767
Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	171	164,228
Hungary — 0.0%
Hungary Government International Bond, Series 30Y, 7.63%, 03/29/41	134	147,735
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27(a)	$200	$ 195,500
4.10%, 04/24/28	522	505,035
2.85%, 02/14/30	490	437,937
2.15%, 07/28/31(a)	400	330,500
4.65%, 09/20/32	200	190,500
4.35%, 01/11/48(a)	284	238,205
5.35%, 02/11/49	200	194,750
4.20%, 10/15/50(a)	322	260,015
3.05%, 03/12/51	211	136,623
4.30%, 03/31/52	300	243,750
5.10%, 02/10/54	200	184,000
3.20%, 09/23/61	222	136,561
		3,053,376
Israel — 0.1%
Israel Government International Bond
Series 10Y, 3.25%, 01/17/28	318	300,610
Series 10Y, 2.75%, 07/03/30	200	174,125
Series 10Y, 4.50%, 01/17/33	200	183,750
Series 10Y, 5.50%, 03/12/34(a)	400	390,750
Series 30Y, 4.50%, 01/30/43	415	345,617
Series 30Y, 4.13%, 01/17/48(a)	322	244,418
Series 30Y, 5.75%, 03/12/54	200	183,125
State of Israel, Series 10Y, 2.50%, 01/15/30(a)	490	426,453
		2,248,848
Italy — 0.0%
Republic of Italy Government International Bond
Series 10Y, 2.88%, 10/17/29	200	181,021
Series 10Y, 4.00%, 10/17/49	417	295,994
Series 30Y, 5.38%, 06/15/33	130	127,308
Series 30Y, 3.88%, 05/06/51	200	136,640
Series 5Y, 1.25%, 02/17/26	511	491,266
		1,232,229
Japan — 0.2%
Japan Bank for International Cooperation
4.25%, 01/26/26	400	398,574
2.25%, 11/04/26	500	480,328
2.75%, 11/16/27	500	475,956
4.63%, 07/19/28	300	300,627
3.25%, 07/20/28(a)	690	660,938
2.13%, 02/16/29(a)	200	181,037
2.00%, 10/17/29(a)	200	177,294
4.38%, 01/24/31	200	196,089
1.88%, 04/15/31	514	434,202
Japan International Cooperation Agency
2.13%, 10/20/26	500	479,085
2.75%, 04/27/27(a)	300	287,698
4.00%, 05/23/28	300	294,359
4.75%, 05/21/29	200	200,381
		4,566,568
Mexico — 0.2%
Mexico Government International Bond
4.13%, 01/21/26(a)	511	506,209
4.15%, 03/28/27	500	489,219
4.50%, 04/22/29	300	286,312
3.25%, 04/16/30	500	435,250
2.66%, 05/24/31	200	162,200
4.75%, 04/27/32	211	191,166
4.88%, 05/19/33	200	179,250
3.50%, 02/12/34	450	358,172
6.75%, 09/27/34	53	53,778
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bond (continued)
6.35%, 02/09/35	$200	$ 195,500
6.00%, 05/07/36	500	470,469
6.05%, 01/11/40	394	365,681
4.28%, 08/14/41	518	382,834
4.75%, 03/08/44	378	287,634
5.55%, 01/21/45(a)	260	225,631
4.60%, 01/23/46(a)	318	230,351
4.35%, 01/15/47	200	139,750
4.60%, 02/10/48	390	280,434
4.50%, 01/31/50	273	191,919
5.00%, 04/27/51(a)	390	293,597
4.40%, 02/12/52	200	135,250
6.34%, 05/04/53	200	178,063
6.40%, 05/07/54	250	224,453
3.77%, 05/24/61	200	114,563
5.75%, 12/31/99	168	129,098
		6,506,783
MultiNational — 0.0%
African Development Bank, 3.50%, 09/18/29	300	287,871
Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	400	405,504
3.16%, 01/23/30	200	167,190
2.25%, 09/29/32	690	482,834
6.40%, 02/14/35	200	181,438
6.70%, 01/26/36	462	428,967
4.50%, 04/16/50	232	142,965
4.30%, 04/29/53	200	117,094
6.85%, 03/28/54	200	170,625
4.50%, 04/01/56(a)	392	231,794
3.87%, 07/23/60	397	206,865
4.50%, 01/19/63	200	116,900
		2,652,176
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27(a)	520	508,137
2.84%, 06/20/30	129	113,601
2.78%, 01/23/31	341	291,342
1.86%, 12/01/32(a)	130	98,597
8.75%, 11/21/33	77	91,702
3.00%, 01/15/34	388	312,461
6.55%, 03/14/37	287	300,274
3.30%, 03/11/41	141	101,828
5.63%, 11/18/50	240	224,700
3.55%, 03/10/51	100	67,000
5.88%, 08/08/54(a)	150	142,829
2.78%, 12/01/60	214	112,952
3.60%, 01/15/72	75	45,797
3.23%, 07/28/2121(a)	87	45,811
		2,457,031
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28	300	281,625
7.75%, 01/14/31	257	289,446
6.38%, 01/15/32	200	212,500
5.00%, 07/17/33	500	490,000
5.25%, 05/14/34	200	197,250
6.38%, 10/23/34	250	268,750
5.00%, 01/13/37	522	503,077
3.95%, 01/20/40	250	207,813

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
Philippines Government International Bond (continued)
3.70%, 03/01/41	$200	$ 159,000
3.70%, 02/02/42	397	311,149
5.95%, 10/13/47	400	413,500
		3,334,110
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	214	210,493
5.50%, 11/16/27	300	306,717
5.75%, 11/16/32	300	305,460
4.88%, 10/04/33	300	287,748
5.13%, 09/18/34	279	268,713
5.50%, 04/04/53	200	184,944
5.50%, 03/18/54	376	345,924
		1,909,999
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	200	186,858
5.00%, 01/11/28	300	300,990
4.50%, 09/15/32	200	191,914
5.13%, 01/11/33	500	498,880
5.13%, 09/18/33	500	498,705
Korea Development Bank
4.38%, 02/15/28	500	492,735
2.00%, 10/25/31(a)	500	411,980
5.63%, 10/23/33	500	516,210
Korea International Bond
4.13%, 06/10/44(a)	250	215,700
3.88%, 09/20/48	200	162,688
		3,476,660
Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	1,341	1,284,886
4.13%, 02/25/27	1,000	994,557
4.38%, 11/03/27	500	499,719
Asian Development Bank
4.25%, 01/09/26	700	698,794
0.50%, 02/04/26	341	326,921
1.00%, 04/14/26	341	326,766
2.00%, 04/24/26	171	165,861
2.63%, 01/12/27(a)	171	165,185
2.50%, 11/02/27(a)	341	324,071
2.75%, 01/19/28(a)	130	124,001
5.82%, 06/16/28	681	708,586
1.75%, 09/19/29	341	301,956
1.88%, 01/24/30	500	441,485
1.50%, 03/04/31	500	417,979
Asian Infrastructure Investment Bank
0.50%, 01/27/26	500	479,415
4.00%, 01/18/28	500	495,355
Corp. Andina de Fomento, 2.25%, 02/08/27(a)	300	285,267
Council of Europe Development Bank, 4.13%, 01/24/29	500	493,300
European Bank for Reconstruction & Development, 4.25%, 03/13/34	150	144,892
European Investment Bank
0.38%, 03/26/26	1,700	1,619,534
2.13%, 04/13/26	171	166,256
Security	Par (000)	Value
Supranational (continued)
European Investment Bank (continued)
0.75%, 10/26/26	$247	$ 231,806
4.38%, 03/19/27	1,000	1,000,630
3.25%, 11/15/27	500	485,101
1.75%, 03/15/29	300	269,221
4.75%, 06/15/29	500	506,347
1.63%, 10/09/29	130	114,397
3.75%, 11/15/29	300	290,628
0.88%, 05/17/30	500	415,058
4.38%, 10/10/31	400	395,037
4.13%, 02/13/34	400	383,492
Inter-American Development Bank
0.88%, 04/20/26	511	488,626
2.00%, 06/02/26	87	84,161
2.38%, 07/07/27(a)	171	162,895
1.13%, 07/20/28	511	457,040
3.13%, 09/18/28	300	286,989
2.25%, 06/18/29(a)	500	455,612
1.13%, 01/13/31	427	349,902
4.38%, 07/17/34	300	292,403
3.20%, 08/07/42(a)	130	101,925
4.38%, 01/24/44(a)	75	68,551
International Bank for Reconstruction & Development
1.88%, 10/27/26	130	124,371
3.13%, 06/15/27	400	388,532
2.50%, 11/22/27(a)	341	323,932
0.75%, 11/24/27(a)	500	451,432
1.38%, 04/20/28	500	454,230
1.13%, 09/13/28	1,350	1,197,166
3.63%, 09/21/29	300	289,355
3.88%, 10/16/29	500	487,183
0.75%, 08/26/30(a)	800	651,345
1.25%, 02/10/31	500	411,365
1.63%, 11/03/31(a)	750	620,298
2.50%, 03/29/32	700	609,813
3.88%, 08/28/34	350	327,995
4.75%, 02/15/35	87	86,944
International Finance Corp.
0.75%, 10/08/26	341	320,410
0.75%, 08/27/30	341	277,741
Nordic Investment Bank, 4.38%, 03/14/28	500	499,181
		24,825,900
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	500	476,696
4.13%, 06/14/28	500	494,808
4.88%, 10/04/30	200	202,208
		1,173,712
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	136,500
Uruguay Government International Bond
4.38%, 10/27/27(a)	171	169,504
4.38%, 01/23/31	427	414,190
5.75%, 10/28/34	150	154,172
7.63%, 03/21/36	300	349,650
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bond (continued)
5.10%, 06/18/50	$384	$ 352,680
4.98%, 04/20/55	200	177,126
		1,753,822
Total Foreign Agency Obligations — 2.4% (Cost: $77,595,086)		71,588,940
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	30	23,561
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	85	78,391
California — 0.1%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50	75	86,093
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	62,056
California Health Facilities Financing Authority, RB, M/F Housing
Sustainability Bonds, 4.19%, 06/01/37	65	59,045
Sustainability Bonds, 4.35%, 06/01/41(a)	85	75,063
California State University, RB
Series B, 5.18%, 11/01/53	50	47,430
Series E, 2.90%, 11/01/51	75	51,971
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	121,041
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	60	51,097
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	84,035
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	77,060
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	63,594
Series A, (AGM), 3.92%, 01/15/53	65	50,519
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	50,246
Class B, (SAP), 3.29%, 06/01/42	150	111,910
Class B, (SAP), 3.00%, 06/01/46	35	32,406
Series A-1, 3.71%, 06/01/41	80	61,780
Subordinate, 3.85%, 06/01/50	65	60,223
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	100	110,523
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	85,799
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	125	135,356
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	62,831
Series Q, 4.13%, 05/15/32	70	66,329
Series Q, 4.56%, 05/15/53(a)	85	73,141
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	$65	$ 70,006
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	71,524
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	87,956
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	56,306
State of California, GO, BAB
7.30%, 10/01/39	460	526,575
7.35%, 11/01/39	280	321,639
7.60%, 11/01/40(a)	325	388,312
State of California, Refunding GO
3.50%, 04/01/28	70	67,974
2.50%, 10/01/29(a)	220	200,572
5.75%, 10/01/31	250	263,295
4.60%, 04/01/38	65	60,853
5.20%, 03/01/43	55	53,131
University of California, RB
Series AD, 4.86%, 05/15/2112	75	63,457
Series AQ, 4.77%, 05/15/2115	72	58,920
Series BD, 3.35%, 07/01/29(a)	110	104,421
Series BG, 0.88%, 05/15/25	90	88,826
		4,163,315
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	75	75,953
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	110	115,052
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	70	60,357
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	88,803
		149,160
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	111,178
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	43,424
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30(a)	165	142,793
Series A, 5.53%, 07/01/34	100	100,990
		398,385
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	64,018
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	117	125,560
		189,578
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	85	58,391
Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	65	56,850
Series C, Senior Lien, 4.57%, 01/01/54	65	57,577

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	$89	$ 97,705
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	90,554
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	70,686
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	178,884
State of Illinois, GO, 5.10%, 06/01/33	748	737,189
State of Illinois, GO, BAB, 7.35%, 07/01/35(a)	63	67,397
		1,356,842
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	75	53,659
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	37,434
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	77	76,577
Class A-4, 4.48%, 08/01/39(a)	110	102,502
Series A-3, 5.20%, 12/01/39	125	124,304
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	95	71,579
		374,962
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	80	53,919
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	179,906
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	117,606
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	75	65,637
		417,068
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	52,067
3.38%, 12/01/40	70	56,351
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	60,090
Michigan Strategic Fund, RB, 3.23%, 09/01/47	85	61,032
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	43,511
Series A, 4.45%, 04/01/2122	74	58,055
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	69,471
		400,577
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	64	52,055
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57(a)	90	66,328
Security	Par (000)	Value
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	$95	$ 105,183
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	263,276
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	75	80,377
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40(a)	155	178,814
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	51,328
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	62,494
		636,289
New York — 0.1%
City of New York, GO, Series D-1, Sustainability Bonds, 5.11%, 10/01/54	60	56,840
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	89,722
Series F-1, 6.27%, 12/01/37	85	89,366
City of New York, GOL, Series C-2, 4.61%, 09/01/37	100	95,624
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	90	104,716
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	106,166
6.81%, 11/15/40	80	85,914
New York City Municipal Water Finance Authority, Refunding RB, BAB(a)
5.72%, 06/15/42	85	84,103
6.01%, 06/15/42	110	112,338
5.44%, 06/15/43	75	71,649
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	125	125,065
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	80	72,253
Series 225, 3.18%, 07/15/60	70	44,793
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	78,873
Series 168, 4.93%, 10/01/51	220	203,063
Series 182, 5.31%, 08/01/46	75	72,758
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53(a)	50	47,047
		1,540,290
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(a)	75	51,438
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	126,160
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	78,600
Series B, 3.99%, 01/01/29	65	64,137
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	136,017
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	68,548
		473,462
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	$61	$ 62,091
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	42,161
State of Oregon, GO, 5.89%, 06/01/27	111	112,489
		216,741
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(a)	225	166,148
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	74,722
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	62	38,929
		279,799
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	79,776
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	61,480
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	60,145
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	94,970
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	46,223
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	46,097
Series A, 2.99%, 11/01/38(a)	75	61,784
Series C, 2.92%, 11/01/50(a)	160	110,547
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	137,447
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	107,220
State of Texas, GO, BAB, 5.52%, 04/01/39(a)	110	110,149
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	110	111,068
Texas Natural Gas Securitization Finance Corp., RB(a)
Series 2023-1, 5.10%, 04/01/35	162	163,044
Series 2023-1, 5.17%, 04/01/41	170	168,587
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	63,355
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	125,801
		1,406,437
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	45,034
Security	Par (000)	Value
Virginia (continued)
University of Virginia, Refunding RB
2.26%, 09/01/50	$120	$ 68,941
Series U, 2.58%, 11/01/51	85	51,587
		165,562
Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	40	40,395
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	99,660
		140,055
Total Municipal Bonds — 0.4% (Cost: $15,812,448)		13,167,223
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	311,122
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	839,790
Series 2020-BN25, Class C, 3.35%, 01/15/63(b)	200	167,705
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	781,677
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	500	514,380
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	971,900
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	380,329
Series 2021-C12, Class A5, 2.69%, 11/15/54	400	342,323
Series 2022-C18, Class AS, 6.15%, 12/15/55(b)	500	525,316
Series 2023-C21, Class A5, 6.00%, 09/15/56(b)	940	989,159
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,363,059
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	496,090
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	516,411
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	635,135
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	485,600
Series 2020-B19, Class B, 2.35%, 09/15/53	193	143,947
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	511,670
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	341,504
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	476,656
BMO Mortgage Trust(b)
Series 2024-5C8, Class A3, 5.63%, 12/15/57	100	101,841
Series 2024-5C8, Class C, 5.74%, 12/15/57	200	197,674
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	597	586,171
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	162,913
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	369,148
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	787,533
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	681	661,912
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	435,094
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,233,069
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	511	488,582

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	$597	$ 570,650
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	967,902
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,130,125
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	511	494,933
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	94,645
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	119,825
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	629,703
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	462,505
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	405,093
Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $22,414,238)		20,693,091
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Goldman Sachs Capital I, Class I, 6.35%, 02/15/34	87	90,833
Electric Utilities(b) — 0.0%
American Electric Power Co., Inc.
6.95%, 12/15/54	50	51,589
3.88%, 02/15/62	71	66,754
Duke Energy Corp., 6.45%, 09/01/54	100	101,215
		219,558
Financial Services(b) — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54(a)	30	29,533
Corebridge Financial, Inc., 6.38%, 09/15/54	75	74,487
		104,020
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	104	106,009
Prudential Financial, Inc., 6.50%, 03/15/54(b)	100	102,846
		208,855
Multi-Utilities(b) — 0.0%
CenterPoint Energy, Inc.
6.70%, 05/15/55(a)	30	29,834
Series B, 6.85%, 02/15/55	75	76,615
Dominion Energy, Inc.
6.63%, 05/15/55	50	50,833
Series B, 7.00%, 06/01/54	100	105,599
Sempra, 6.88%, 10/01/54	120	121,340
		384,221
		1,007,487
Total Preferred Securities — 0.0% (Cost: $1,027,086)		1,007,487
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.5%
Fannie Mae
0.50%, 06/17/25	3,395	3,337,940
6.25%, 05/15/29(a)	909	976,120
7.13%, 01/15/30	1,698	1,904,947
7.25%, 05/15/30(a)	3,487	3,952,071
0.88%, 08/05/30(a)	1,191	983,419
6.63%, 11/15/30	53	58,844
Security	Par (000)	Value
Agency Obligations (continued)
Federal Home Loan Banks
3.13%, 06/13/25	$1,640	$ 1,631,069
5.50%, 07/15/36	370	393,553
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	82	80,229
6.75%, 03/15/31	477	533,791
6.25%, 07/15/32	562	622,852
Tennessee Valley Authority
1.50%, 09/15/31	70	57,262
5.88%, 04/01/36	359	388,763
3.50%, 12/15/42	74	60,225
		14,981,085
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	875	853,733
Series 2017-M15, Class A2, 2.96%, 09/25/27(b)	601	577,588
Series 2018-M12, Class A2, 3.63%, 08/25/30(b)	511	482,725
Series 2019-M22, Class A2, 2.52%, 08/25/29	752	685,971
Series 2019-M9, Class A2, 2.94%, 06/25/29	817	761,998
Series 2020-M46, Class A2, 1.32%, 05/25/30	932	790,216
Series 2021-M13, Class A2, 1.60%, 04/25/31(b)	724	593,746
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	511	423,129
Series 2021-M2S, Class A2, 1.81%, 10/25/31(b)	1,470	1,217,425
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(b)	850	831,595
Series K066, Class A2, 3.12%, 06/25/27	597	577,360
Series K076, Class A2, 3.90%, 04/25/28	341	333,170
Series K088, Class A2, 3.69%, 01/25/29	87	83,815
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,550,631
Series K101, Class A2, 2.52%, 10/25/29	960	869,691
Series K110, Class A2, 1.48%, 04/25/30	450	383,108
Series K111, Class A2, 1.35%, 05/25/30	171	143,941
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,422,950
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,593,947
Series K-1521, Class A2, 2.18%, 08/25/36	813	610,431
Series K-154, Class A2, 4.35%, 01/25/33(b)	1,000	963,324
Series K-156, Class A2, 4.43%, 02/25/33(b)	1,500	1,452,926
Series K-165, Class A2, 4.49%, 09/25/34	1,000	963,061
Series K739, Class A2, 1.34%, 09/25/27	500	462,395
Series K-752, Class A2, 4.28%, 07/25/30	5,000	4,873,279
Series K755, Class A2, 5.20%, 02/25/31	1,110	1,129,406
		24,631,561
Mortgage-Backed Securities — 25.3%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	165	146,060
4.00%, 02/01/47 - 02/01/57	598	550,734
3.50%, 11/01/51	927	829,490
(12-mo. RFUCCT US + 1.53%), 6.98%, 05/01/43(b)	6	5,793
(12-mo. RFUCCT US + 1.54%), 7.01%, 06/01/43(b)	8	8,050
(12-mo. RFUCCT US + 1.70%), 7.50%, 08/01/42(b)	2	2,318
(12-mo. RFUCCT US + 1.75%), 7.53%, 08/01/41(b)	1	744
(12-mo. RFUCCT US + 1.83%), 6.76%, 11/01/40(b)	1	827
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	6,332	5,588,537
2.50%, 07/01/28 - 01/01/33	1,296	1,225,659
Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
3.50%, 03/01/32 - 06/01/49	$6,230	$ 5,648,168
5.00%, 04/01/33 - 04/01/49	254	251,684
4.00%, 05/01/33 - 01/01/49	2,141	1,999,761
5.50%, 06/01/35 - 01/01/39	9	8,544
4.50%, 06/01/38 - 01/01/49	925	888,294
(12-mo. RFUCCT US + 1.70%), 7.08%, 08/01/41(b)	1	1,038
(12-mo. RFUCCT US + 1.85%), 6.85%, 09/01/40(b)	1	1,209
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 01/15/55(e)	18,190	18,063,252
6.00%, 03/15/35 - 01/15/55(e)	12,205	12,296,534
6.50%, 09/15/36 - 01/15/55(e)	8,198	8,341,089
4.50%, 07/15/39 - 01/21/55(e)	14,918	14,154,982
5.00%, 11/15/39 - 01/15/55(e)	14,988	14,570,053
4.00%, 03/15/41 - 01/15/55(e)	13,963	12,941,035
3.50%, 09/20/42 - 01/15/55(e)	20,369	18,378,390
3.00%, 01/20/43 - 01/15/55(e)	27,222	23,745,413
2.50%, 05/20/45 - 01/15/55(e)	36,227	30,229,732
2.00%, 07/20/50 - 01/15/55(e)	36,831	29,495,570
1.50%, 10/20/51	150	115,215
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 01/14/55(e)	39,160	36,379,966
3.50%, 02/01/26 - 01/14/55(e)	42,272	38,062,332
3.00%, 01/01/27 - 01/14/55(e)	66,005	57,520,377
2.50%, 09/01/28 - 01/15/55(e)(f)	126,195	105,366,378
7.00%, 02/01/32	1	1,452
6.50%, 07/01/32 - 01/15/55(e)	22,340	22,964,451
5.00%, 11/01/33 - 01/15/55(e)	37,616	36,408,187
6.00%, 03/01/34 - 01/15/55(e)	33,902	34,218,252
2.00%, 12/01/35 - 01/15/55(e)(f)	188,829	151,968,897
1.50%, 03/01/36 - 11/01/51(e)	26,282	20,905,152
5.50%, 04/01/36 - 01/15/55(e)	36,939	36,660,770
4.50%, 09/01/39 - 01/15/55(e)	25,855	24,482,352
		764,426,741
Total U.S. Government Sponsored Agency Securities — 26.6% (Cost: $893,873,241)		804,039,387
U.S. Treasury Obligations
U.S. Treasury Bonds
6.00%, 02/15/26	1,300	1,327,097
6.75%, 08/15/26	1,275	1,327,113
6.63%, 02/15/27	597	627,977
5.25%, 11/15/28 - 02/15/29	2,379	2,458,224
6.13%, 08/15/29	1,275	1,367,558
5.38%, 02/15/31	1,021	1,070,681
4.50%, 02/15/36 - 11/15/54	10,926	10,529,270
4.75%, 02/15/37 - 11/15/53	15,250	15,125,007
5.00%, 05/15/37	1,885	1,952,830
4.38%, 02/15/38 - 08/15/43	7,040	6,691,809
3.50%, 02/15/39	1,139	998,347
4.25%, 05/15/39 - 08/15/54(a)	20,148	18,494,770
4.63%, 02/15/40 - 05/15/54	22,680	22,049,915
1.13%, 05/15/40 - 08/15/40(a)	12,745	7,628,710
3.88%, 08/15/40 - 05/15/43	9,857	8,697,062
1.38%, 11/15/40 - 08/15/50	10,111	5,638,776
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
1.88%, 02/15/41 - 11/15/51	$24,715	$ 14,947,109
2.25%, 05/15/41 - 02/15/52	19,945	12,896,802
1.75%, 08/15/41	5,091	3,296,592
3.75%, 08/15/41 - 11/15/43	5,884	5,096,673
2.00%, 11/15/41 - 08/15/51(a)	22,259	13,327,975
2.38%, 02/15/42 - 05/15/51	19,140	12,740,330
3.13%, 02/15/42 - 05/15/48(a)	10,497	8,151,386
3.00%, 05/15/42 - 08/15/52(a)	33,477	24,651,715
3.25%, 05/15/42	4,100	3,334,898
2.75%, 08/15/42 - 11/15/47(a)	9,962	7,195,318
3.38%, 08/15/42 - 11/15/48	9,439	7,565,636
4.00%, 11/15/42 - 11/15/52	9,600	8,471,577
2.88%, 05/15/43 - 05/15/52(a)	20,469	14,758,675
3.63%, 08/15/43 - 05/15/53(a)	16,144	13,222,492
4.13%, 08/15/44 - 08/15/53	13,400	12,020,583
2.50%, 02/15/45 - 05/15/46	9,048	6,209,004
1.25%, 05/15/50	3,072	1,456,389
1.63%, 11/15/50	7,231	3,770,280
U.S. Treasury Notes
3.88%, 01/15/26 - 08/15/34	74,990	73,031,149
0.38%, 01/31/26 - 09/30/27	12,858	11,713,510
2.63%, 01/31/26 - 07/31/29	16,795	15,763,591
1.63%, 02/15/26 - 05/15/31	37,715	35,181,782
4.00%, 02/15/26 - 02/15/34	85,413	83,931,091
0.50%, 02/28/26 - 10/31/27	28,807	26,704,347
4.63%, 03/15/26 - 05/31/31	67,000	67,484,526
0.75%, 03/31/26 - 01/31/28	36,321	33,908,984
3.75%, 04/15/26 - 08/31/31	33,000	32,149,142
3.63%, 05/15/26 - 03/31/30	21,000	20,543,846
4.13%, 06/15/26 - 11/15/32	87,200	86,313,255
0.88%, 06/30/26 - 11/15/30	12,897	11,317,608
1.88%, 06/30/26 - 02/15/32	25,836	23,254,730
4.50%, 07/15/26 - 11/15/33	43,062	43,132,690
0.63%, 07/31/26 - 08/15/30	41,537	36,128,060
1.50%, 08/15/26 - 02/15/30	22,697	20,808,931
4.38%, 08/15/26 - 05/15/34	51,007	50,719,346
1.38%, 08/31/26 - 11/15/31(a)	39,850	33,974,571
1.13%, 10/31/26 - 02/15/31	29,554	26,092,867
2.00%, 11/15/26	2,546	2,443,540
1.25%, 11/30/26 - 08/15/31	58,647	51,841,157
4.25%, 11/30/26 - 11/15/34	82,100	81,686,023
1.75%, 12/31/26 - 01/31/29	13,000	11,838,862
2.50%, 03/31/27	4,267	4,108,707
2.75%, 04/30/27 - 08/15/32	24,242	22,462,228
2.38%, 05/15/27 - 05/15/29	14,389	13,439,680
3.25%, 06/30/27 - 06/30/29	9,500	9,176,757
2.25%, 08/15/27 - 11/15/27	10,350	9,813,069
3.13%, 08/31/27 - 08/31/29	27,308	26,208,808
3.50%, 01/31/28 - 02/15/33	25,700	24,468,882
2.88%, 05/15/28 - 05/15/32	26,480	24,670,452
1.00%, 07/31/28	6,786	6,041,162

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.88%, 10/31/28 - 10/31/30	$8,500	$ 8,667,151
3.38%, 05/15/33	10,000	9,189,774
Total U.S. Treasury Obligations — 43.5% (Cost: $1,428,129,686)		1,317,308,858
Total Long-Term Investments — 98.3% (Cost: $3,257,339,767)		2,976,482,806

	Shares
Short-Term Securities
Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(g)(h)(i)	274,078,353	274,215,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(g)(h)	100,000	100,000
		274,315,392

	Par (000)
U.S. Treasury Obligations — 0.9%
U.S. Treasury Notes
0.25%, 10/31/25	$3,000	2,903,313
3.00%, 10/31/25	2,546	2,520,156
2.25%, 11/15/25	2,819	2,770,763
0.38%, 11/30/25 - 12/31/25	13,959	13,456,443
4.00%, 12/15/25(a)	6,000	5,989,846
		27,640,521
Total Short-Term Securities — 10.0% (Cost: $302,339,070)		301,955,913
Total Investments Before TBA Sale Commitments — 108.3% (Cost: $3,559,678,837)		3,278,438,719
Security	Par (000)	Value
TBA Sale Commitments(e)
Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
4.00%, 01/15/40	$(1,050)	$ (1,007,894)
5.00%, 01/15/55	(4,675)	(4,511,724)
Total TBA Sale Commitments — (0.2)% (Proceeds: $(5,563,125))		(5,519,618)
Total Investments, Net of TBA Sale Commitments — 108.1% (Cost: $3,554,115,712)		3,272,919,101
Liabilities in Excess of Other Assets — (8.1)%		(244,595,798)
Net Assets — 100.0%		$ 3,028,323,303

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 588,823,007	$ —	$ (314,577,010)(a)	$ 228,089	$ (258,694)	$ 274,215,392	274,078,353	$ 8,306,869 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	5,109	—
				$ 228,089	$ (258,694)	$ 274,315,392		$ 8,311,978	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments

Schedule of Investments (continued)
December 31, 2024
U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 13,615,420	$ —	$ 13,615,420
Corporate Bonds	—	735,062,400	—	735,062,400
Foreign Agency Obligations	—	71,588,940	—	71,588,940
Municipal Bonds	—	13,167,223	—	13,167,223
Non-Agency Mortgage-Backed Securities	—	20,693,091	—	20,693,091
Preferred Securities
Capital Trusts	—	1,007,487	—	1,007,487
U.S. Government Sponsored Agency Securities	—	804,039,387	—	804,039,387
U.S. Treasury Obligations	—	1,317,308,858	—	1,317,308,858
Short-Term Securities
Money Market Funds	274,315,392	—	—	274,315,392
U.S. Treasury Obligations	—	27,640,521	—	27,640,521
Liabilities
Investments
TBA Sale Commitments	—	(5,519,618)	—	(5,519,618)
	$274,315,392	$2,998,603,709	$—	$3,272,919,101
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

U.S. Total Bond Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,004,123,327
Investments, at value — affiliated(c)	274,315,392
Receivables:
Investments sold	27,533,723
Securities lending income — affiliated	34,068
TBA sale commitments	5,563,125
Dividends — unaffiliated	1,194
Dividends — affiliated	568,765
Interest — unaffiliated	22,433,575
Principal paydowns	7
Prepaid expenses	2,112
Total assets	3,334,575,288
LIABILITIES
Bank overdraft	263,340
Collateral on securities loaned	111,609,693
TBA sale commitments, at value(d)	5,519,618
Payables:
Investments purchased	186,583,124
Withdrawals to investors	2,097,379
Investment advisory fees	94,038
Trustees’ fees	9,274
Professional fees	75,519
Total liabilities	306,251,985
Commitments and contingent liabilities
NET ASSETS	$ 3,028,323,303
NET ASSETS CONSIST OF
Investors’ capital	$ 3,309,519,914
Net unrealized appreciation (depreciation)	(281,196,611)
NET ASSETS	$ 3,028,323,303
(a) Investments, at cost—unaffiliated	$3,285,487,420
(b) Securities loaned, at value	$107,679,098
(c) Investments, at cost—affiliated	$274,191,417
(d) Proceeds from TBA sale commitments	$5,563,125
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations
Year Ended December 31, 2024

U.S. Total Bond Index Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$7,434,447
Interest — unaffiliated	96,831,677
Securities lending income — affiliated — net	877,531
Total investment income	105,143,655
EXPENSES
Investment advisory	1,135,056
Professional	25,311
Total expenses	1,160,367
Less:
Fees waived and/or reimbursed by the Manager	(123,301)
Total expenses after fees waived and/or reimbursed	1,037,066
Net investment income	104,106,589
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,218,795)
Investments — affiliated	228,089
(11,990,706)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(52,941,338)
Investments — affiliated	(258,694)
(53,200,032)
Net realized and unrealized loss	(65,190,738)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,915,851
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$104,106,589	$77,350,941
Net realized loss	(11,990,706)	(10,987,605)
Net change in unrealized appreciation (depreciation)	(53,200,032)	66,676,109
Net increase in net assets resulting from operations	38,915,851	133,039,445
CAPITAL TRANSACTIONS
Proceeds from contributions	1,196,238,084	1,027,922,343
Value of withdrawals	(829,462,414)	(765,658,460)
Net increase in net assets derived from capital transactions	366,775,670	262,263,883
NET ASSETS
Total increase in net assets	405,691,521	395,303,328
Beginning of year	2,622,631,782	2,227,328,454
End of year	$3,028,323,303	$2,622,631,782
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights

U.S. Total Bond Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	1.41%	5.60%	(13.02)%	(1.79)%	7.65%
Ratios to Average Net Assets(a)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.04%	0.03%	0.03%
Net investment income	3.67%	3.23%	2.02%	1.81%	2.31%
Supplemental Data
Net assets, end of year (000)	$3,028,323	$2,622,632	$2,227,328	$17,489,502	$14,789,131
Portfolio turnover rate(b)(c)	105%	78%	161%(d)	175%	186%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Portfolio turnover rates include TBA transactions, if any.
(c)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	58%	44%	93%(d)	89%	101%

(d)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Master Portfolio’s financial position or results of operations.
The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 12,403,906	$ (12,403,906)	$ —	$ —
Barclays Capital, Inc.	8,190,496	(8,190,496)	—	—
BMO Capital Markets Corp.	2,082,529	(2,082,529)	—	—
BNP Paribas SA	10,945,285	(10,945,285)	—	—
BofA Securities, Inc.	5,630,090	(5,630,090)	—	—
Citadel Clearing LLC	365,467	(365,467)	—	—
Citigroup Global Markets, Inc.	1,291,244	(1,291,244)	—	—
Deutsche Bank Securities, Inc.	2,363,291	(2,363,291)	—	—
Goldman Sachs & Co. LLC	1,394,132	(1,394,132)	—	—
HSBC Securities (USA), Inc.	2,303,303	(2,303,303)	—	—
J.P. Morgan Securities LLC	21,443,335	(21,443,335)	—	—
Jefferies LLC	454,954	(454,954)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	351,489	(351,489)	—	—
Morgan Stanley	9,015,766	(9,015,766)	—	—
Nomura Securities International, Inc.	4,781,032	(4,781,032)	—	—
Pershing LLC	1,737,617	(1,737,617)	—	—
RBC Capital Markets LLC	13,040,781	(13,040,781)	—	—
Scotia Capital (USA), Inc.	1,244,908	(1,244,908)	—	—
Scotia Capital, Inc.	22,856	(22,856)	—	—
State Street Bank & Trust Co.	3,374,923	(3,374,923)	—	—
TD Securities (USA) LLC	1,022,872	(1,022,872)	—	—
Toronto-Dominion Bank	1,151,697	(1,151,697)	—	—
UBS Securities LLC	924,670	(924,670)	—	—
Wells Fargo Bank N.A.	164,876	(164,876)	—	—
Wells Fargo Securities LLC	1,977,579	(1,977,579)	—	—
	$ 107,679,098	$ (107,679,098)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2025. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $25,311.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived was $97,990.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Master Portfolio’s Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Master Portfolio paid BTC $325,474 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended December 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements  (continued)

6.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
U.S. Total Bond Index Master Portfolio	$ 3,221,376,364	$ 2,848,525,124	$ 214,874,291	$ 109,334,834
For the year ended December 31, 2024, purchases and sales related to mortgage dollar rolls were $1,345,137,757 and $1,344,593,822, respectively.
7.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Total Bond Index Master Portfolio	$ 3,560,438,781	$ 4,487,081	$ (286,443,636)	$ (281,956,555)
8.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Master Portfolio did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Market Risk:  The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of U.S. Total Bond Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Total Bond Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the "Master Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

December 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock Funds III
• iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Total International ex U.S. Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

Derivative Financial Instruments
3

Statement of Assets and Liabilities
December 31, 2024

iShares MSCI Total International Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,841,659,803
Receivables:
Capital shares sold	17,515,368
Prepaid expenses	26,103
Total assets	1,859,201,274
LIABILITIES
Payables:
Accounting services fees	2,068
Capital shares redeemed	5,436,510
Contributions to the Master Portfolio	12,078,626
Officer’s fees	370
Other accrued expenses	45,087
Professional fees	19,315
Service fees	10,763
Transfer agent fees	93,851
Total liabilities	17,686,590
Commitments and contingent liabilities
NET ASSETS	$ 1,841,514,684
NET ASSETS CONSIST OF
Paid-in capital	$ 1,615,000,393
Accumulated earnings	226,514,291
NET ASSETS	$ 1,841,514,684
4
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities  (continued)
December 31, 2024

iShares MSCI Total International Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 688,707,591
Shares outstanding	70,390,467
Net asset value	$ 9.78
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 51,497,530
Shares outstanding	5,260,487
Net asset value	$ 9.79
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,101,309,563
Shares outstanding	108,648,221
Net asset value	$ 10.14
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations
Year Ended December 31, 2024

iShares MSCI Total International Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$58,721,277
Dividends — affiliated	762,876
Securities lending income — affiliated — net	205,041
Foreign taxes withheld	(7,454,191)
Expenses	(1,273,510)
Fees waived	10,421
Total investment income	50,971,914
FUND EXPENSES
Transfer agent — class specific	480,014
Administration	187,197
Service — class specific	130,221
Professional	69,056
Registration	61,307
Printing and postage	36,495
Accounting services	4,964
Officer	343
Miscellaneous	15,451
Total expenses	985,048
Less:
Fees waived and/or reimbursed by the Administrator	(1,199)
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	(3,379)
Total expenses after fees waived and/or reimbursed	980,470
Net investment income	49,991,444
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	(21,027,425)
Investments — affiliated	(2,404)
Foreign currency transactions	(814,107)
Futures contracts	621,454
(21,222,482)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	68,380,993
Investments — affiliated	(9,311)
Forward foreign currency exchange contracts	22
Foreign currency translations	(91,806)
Futures contracts	(55,903)
68,223,995
Net realized and unrealized gain	47,001,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,992,957
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(635,092)
(b) Net of increase in deferred foreign capital gain tax of	$(1,472,073)
See notes to financial statements.
6
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$49,991,444	$44,555,948
Net realized loss	(21,222,482)	(40,736,879)
Net change in unrealized appreciation (depreciation)	68,223,995	222,080,389
Net increase in net assets resulting from operations	96,992,957	225,899,458
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(20,219,053)	(19,150,068)
Investor A	(1,336,050)	(1,503,144)
Class K	(31,505,317)	(29,309,927)
Decrease in net assets resulting from distributions to shareholders	(53,060,420)	(49,963,139)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	50,187,875	70,027,670
NET ASSETS
Total increase in net assets	94,120,412	245,963,989
Beginning of year	1,747,394,272	1,501,430,283
End of year	$1,841,514,684	$1,747,394,272

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund
	Institutional
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.56	$8.56	$10.54	$10.10	$9.35
Net investment income(a)	0.26	0.25	0.26	0.25	0.18
Net realized and unrealized gain (loss)	0.24	1.04	(1.99)	0.51	0.77
Net increase (decrease) from investment operations	0.50	1.29	(1.73)	0.76	0.95
Distributions from net investment income(b)	(0.28)	(0.29)	(0.25)	(0.32)	(0.20)
Net asset value, end of year	$9.78	$9.56	$8.56	$10.54	$10.10
Total Return(c)
Based on net asset value	5.19%	15.23%	(16.37)%	7.60%	10.72%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.14%	0.18%	0.12%	0.15%	0.16%
Total expenses after fees waived and/or reimbursed	0.14%	0.16%	0.11%	0.15%	0.15%
Net investment income	2.64%	2.75%	2.90%	2.31%	2.08%
Supplemental Data
Net assets, end of year (000)	$688,708	$686,406	$597,193	$545,767	$156,711
Portfolio turnover rate of the Master Portfolio	14%	29%	28%	13%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
8
2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Investor A
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.56	$8.57	$10.55	$10.07	$9.32
Net investment income(a)	0.24	0.23	0.24	0.23	0.17
Net realized and unrealized gain (loss)	0.25	1.02	(2.00)	0.51	0.76
Net increase (decrease) from investment operations	0.49	1.25	(1.76)	0.74	0.93
Distributions from net investment income(b)	(0.26)	(0.26)	(0.22)	(0.26)	(0.18)
Net asset value, end of year	$9.79	$9.56	$8.57	$10.55	$10.07
Total Return(c)
Based on net asset value	5.03%	14.80%	(16.61)%	7.37%	10.47%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.41%	0.43%	0.42%	0.40%	0.42%
Total expenses after fees waived and/or reimbursed	0.41%	0.41%	0.41%	0.39%	0.41%
Net investment income	2.36%	2.57%	2.67%	2.14%	2.01%
Supplemental Data
Net assets, end of year (000)	$51,498	$49,637	$52,026	$63,214	$383,705
Portfolio turnover rate of the Master Portfolio	14%	29%	28%	13%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Class K
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$9.89	$8.85	$10.89	$10.42	$9.64
Net investment income(a)	0.28	0.27	0.27	0.27	0.20
Net realized and unrealized gain (loss)	0.26	1.06	(2.06)	0.53	0.79
Net increase (decrease) from investment operations	0.54	1.33	(1.79)	0.80	0.99
Distributions from net investment income(b)	(0.29)	(0.29)	(0.25)	(0.33)	(0.21)
Net asset value, end of year	$10.14	$9.89	$8.85	$10.89	$10.42
Total Return(c)
Based on net asset value	5.37%	15.24%	(16.39)%	7.70%	10.76%
Ratios to Average Net Assets(d)(e)(f)
Total expenses	0.09%	0.12%	0.10%	0.10%	0.12%
Total expenses after fees waived and/or reimbursed	0.09%	0.11%	0.10%	0.10%	0.11%
Net investment income	2.70%	2.83%	2.97%	2.43%	2.31%
Supplemental Data
Net assets, end of year (000)	$1,101,310	$1,011,351	$852,211	$794,108	$665,801
Portfolio turnover rate of the Master Portfolio	14%	29%	28%	13%	23%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
10
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2024, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
Fund Notes to Financial Statements
11

Notes to Financial Statements  (continued)

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the  Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2024, the class specific service fees borne directly by Investor A Shares were $130,221.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended December 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2024, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 1,646	$ 2,328	$ 6,490	$ 10,464
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 380,840	$ 38,285	$ 60,889	$ 480,014
Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.16%
Investor A	0.41
Class K	0.11
The Administrator and the Manager have agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the year ended December 31, 2024, the Administrator waived of $1,199, which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Administrator are included in transfer agent fees waived and/or reimbursed by the Administrator — class specific in the Statement of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	$ 819	$ 2,002	$ 558	$ 3,379
12
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 12/31/24	Year Ended 12/31/23
iShares MSCI Total International Index Fund
Ordinary income	$ 53,060,420	$ 49,963,139
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iShares MSCI Total International Index Fund	$ 3,921,927	$ (171,665,108)	$ 394,257,472	$ 226,514,291

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the timing and recognition of partnership income.
6.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund
Institutional
Shares sold	11,398,655	$ 113,259,333	45,869,123	$ 413,465,184
Shares issued in reinvestment of distributions	2,002,503	20,218,705	2,104,178	19,149,985
Shares redeemed	(14,822,220)	(148,189,291)	(45,903,982)	(410,048,074)
	(1,421,062)	$ (14,711,253)	2,069,319	$ 22,567,095
Fund Notes to Financial Statements
13

Notes to Financial Statements  (continued)

	Year Ended 12/31/24		Year Ended 12/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund (continued)
Investor A
Shares sold	938,846	$ 9,433,945	793,803	$ 7,260,048
Shares issued in reinvestment of distributions	132,150	1,335,253	164,987	1,502,437
Shares redeemed	(1,000,510)	(10,023,621)	(1,841,182)	(16,625,108)
	70,486	$ 745,577	(882,392)	$ (7,862,623)
Class K
Shares sold	38,278,480	$ 392,324,582	35,098,970	$ 329,600,064
Shares issued in reinvestment of distributions	3,008,995	31,450,192	3,107,323	29,261,632
Shares redeemed	(34,868,869)	(359,621,223)	(32,229,185)	(303,538,498)
	6,418,606	$ 64,153,551	5,977,108	$ 55,323,198
	5,068,030	$ 50,187,875	7,164,035	$ 70,027,670
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
14
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of iShares MSCI Total International Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of iShares MSCI Total International Index Fund (one of the series constituting BlackRock Funds III, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of December 31, 2024 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Fund Report of Independent Registered Public Accounting Firm
15

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024:
Fund Name	Qualified Dividend Income
iShares MSCI Total International Index Fund	$ 47,185,704
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
iShares MSCI Total International Index Fund	$ 60,191,842	$ 7,131,422
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2024:
Fund Name	Federal Obligation Interest
iShares MSCI Total International Index Fund	$ 316,497
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
iShares MSCI Total International Index Fund	0.02%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
Fund Name	Interest Dividends
iShares MSCI Total International Index Fund	$ 636,579
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name	Interest- Related Dividends
iShares MSCI Total International Index Fund	$ 636,579
16
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.6%
ANZ Group Holdings Ltd.	205,100	$ 3,613,819
APA Group(a)	76,671	330,080
Aristocrat Leisure Ltd.	45,379	1,916,379
ASX Ltd.	15,181	610,475
BHP Group Ltd., Class DI	350,825	8,558,290
BlueScope Steel Ltd.	28,378	328,138
Brambles Ltd.	96,208	1,144,217
CAR Group Ltd.	24,727	550,272
Cochlear Ltd.	4,358	780,424
Coles Group Ltd.	93,061	1,086,351
Commonwealth Bank of Australia	116,501	11,023,458
Computershare Ltd.	37,235	782,176
Endeavour Group Ltd./Australia	115,390	299,346
Fortescue Ltd	121,863	1,372,246
Glencore PLC	730,624	3,217,797
Goodman Group	121,313	2,666,697
GPT Group	129,031	347,595
Insurance Australia Group Ltd.	176,361	922,407
Lottery Corp. Ltd.	155,513	474,324
Macquarie Group Ltd.	26,823	3,668,393
Medibank Pvt Ltd.	179,228	420,092
Mineral Resources Ltd.	13,255	279,746
Mirvac Group	235,746	272,641
National Australia Bank Ltd.	215,549	4,938,729
Northern Star Resources Ltd.	86,088	817,937
Orica Ltd.	41,369	424,092
Origin Energy Ltd.	129,582	872,874
Pro Medicus Ltd.(b)	4,024	621,597
Qantas Airways Ltd.(c)	53,113	294,030
QBE Insurance Group Ltd.	107,295	1,274,221
Ramsay Health Care Ltd.(b)	15,446	329,605
REA Group Ltd.	4,367	628,252
Reece Ltd.	18,949	261,769
Rio Tinto Ltd.	25,004	1,813,113
Rio Tinto PLC	80,992	4,780,959
Santos Ltd.	222,708	922,212
Scentre Group	405,158	857,658
SEEK Ltd.	21,886	304,568
SGH Ltd.	14,861	422,757
Sonic Healthcare Ltd.	30,007	500,483
South32 Ltd.	337,592	708,128
Stockland	205,293	608,909
Suncorp Group Ltd.	95,389	1,120,708
Telstra Group Ltd.	301,359	746,859
Transurban Group(a)(b)	209,683	1,733,032
Treasury Wine Estates Ltd.	53,683	376,033
Vicinity Ltd.	257,934	334,290
Washington H Soul Pattinson & Co. Ltd.	19,317	408,324
Wesfarmers Ltd.	78,106	3,450,533
Westpac Banking Corp.	238,534	4,761,372
WiseTech Global Ltd.(b)	13,307	993,410
Woodside Energy Group Ltd.	139,624	2,162,067
Woolworths Group Ltd.	96,626	1,821,465
		83,955,349
Austria — 0.2%
Erste Group Bank AG	27,451	1,699,109
Mondi PLC	35,244	524,700
Security	Shares	Value
Austria (continued)
OMV AG	12,927	$ 501,331
Verbund AG	4,162	301,784
		3,026,924
Belgium — 0.5%
Ageas SA/NV	11,973	582,129
Anheuser-Busch InBev SA	62,031	3,105,515
D’ieteren Group	1,192	198,286
Elia Group SA/NV	2,515	193,511
Groupe Bruxelles Lambert NV	6,898	471,656
KBC Group NV	15,487	1,195,739
Lotus Bakeries NV	27	302,214
Sofina SA	925	208,799
Syensqo SA	4,268	311,691
UCB SA	8,682	1,728,271
Warehouses De Pauw CVA	14,567	286,361
		8,584,172
Brazil — 1.0%
Ambev SA	327,253	622,268
B3 SA - Brasil Bolsa Balcao	376,554	625,707
Banco Bradesco SA	98,456	169,869
Banco BTG Pactual SA	88,794	390,600
Banco do Brasil SA	126,630	491,032
BB Seguridade Participacoes SA	53,016	310,822
BRF SA	56,931	231,949
Caixa Seguridade Participacoes S/A	80,299	185,089
CCR SA	52,851	86,967
Centrais Eletricas Brasileiras SA	92,400	520,445
Cia de Saneamento Basico do Estado de Sao Paulo	32,567	465,847
Cia Siderurgica Nacional SA	38,838	55,544
Cosan SA	110,276	147,539
CPFL Energia SA	19,091	97,600
Embraer SA(c)	49,300	452,151
Energisa SA	23,622	139,310
Engie Brasil Energia SA	25,356	145,534
Equatorial Energia SA	77,328	342,640
Hapvida Participacoes e Investimentos SA(c)(d)	332,416	119,982
Hypera SA	36,235	105,978
Inter & Co., Inc., Class A, Class A	16,900	71,318
Klabin SA	55,512	208,479
Localiza Rent a Car SA	63,112	328,724
Natura & Co. Holding SA	71,592	147,739
NU Holdings Ltd./Cayman Islands, Class A(c)	205,315	2,127,063
Petroleo Brasileiro SA	252,013	1,623,532
PRIO SA/Brazil	59,039	386,993
Raia Drogasil SA	86,360	307,398
Rede D’Or Sao Luiz SA(d)	40,523	166,703
Rumo SA	94,600	273,104
StoneCo Ltd., Class A(c)	14,792	117,892
Suzano SA	56,599	569,281
Telefonica Brasil SA	36,056	274,836
TIM SA/Brazil	41,040	96,736
TOTVS SA	46,780	202,733
Ultrapar Participacoes SA	45,628	118,548
Vale SA	232,783	2,058,648
Vibra Energia SA	77,463	223,462
WEG SA	120,379	1,028,254
Wheaton Precious Metals Corp.	32,629	1,836,594
XP, Inc., Class A	21,349	252,986
Yara International ASA	11,135	294,764
		18,422,660
Master Portfolio Schedule of Investments
17

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada — 7.8%
Agnico Eagle Mines Ltd.	34,169	$ 2,673,238
Air Canada(c)	13,677	211,799
Alimentation Couche-Tard, Inc.	53,571	2,971,011
AltaGas Ltd.	16,709	389,173
ARC Resources Ltd.(b)	38,010	689,360
Bank of Montreal	51,761	5,025,043
Bank of Nova Scotia(b)	86,215	4,629,682
Barrick Gold Corp.	123,177	1,910,060
BCE, Inc.(b)	4,874	112,979
Brookfield Asset Management Ltd., Class A	25,782	1,398,285
Brookfield Corp., Class A	94,880	5,453,397
Brookfield Renewable Corp.	7,825	216,549
CAE, Inc.(c)	23,225	589,734
Cameco Corp.	29,694	1,526,789
Canadian Apartment Properties REIT(b)	3,263	96,770
Canadian Imperial Bank of Commerce	66,252	4,190,959
Canadian National Railway Co.	37,329	3,790,681
Canadian Natural Resources Ltd.	150,366	4,642,417
Canadian Pacific Kansas City Ltd.	66,561	4,819,416
Canadian Tire Corp. Ltd., Class A(b)	5,202	547,251
Canadian Utilities Ltd., Class A	7,661	185,736
CCL Industries, Inc., Class B	11,840	609,112
Cenovus Energy, Inc.	98,188	1,488,411
CGI, Inc.	14,733	1,612,026
Constellation Software, Inc./Canada	1,424	4,403,320
Descartes Systems Group, Inc.(c)	5,669	644,415
Dollarama, Inc.	19,542	1,907,094
Element Fleet Management Corp.(b)	34,079	688,953
Emera, Inc.(b)	19,724	737,257
Empire Co. Ltd., Class A	13,709	418,580
Enbridge, Inc.	152,336	6,465,630
Fairfax Financial Holdings Ltd.	1,464	2,036,940
FirstService Corp.	3,925	711,003
Fortis, Inc./Canada	34,671	1,440,675
Franco-Nevada Corp.	13,976	1,642,371
George Weston Ltd.	3,891	605,095
Gildan Activewear, Inc., Class A	9,428	443,705
Great-West Lifeco, Inc.	18,393	609,965
Hydro One Ltd.(d)	22,519	693,531
iA Financial Corp., Inc.	7,242	671,678
IGM Financial, Inc.	6,288	200,829
Imperial Oil Ltd.(b)	12,970	799,341
Intact Financial Corp.	13,156	2,395,436
Ivanhoe Mines Ltd., Class A(c)	44,995	534,011
Keyera Corp.(b)	14,274	436,526
Kinross Gold Corp.	89,851	834,471
Loblaw Cos. Ltd.	10,632	1,399,183
Magna International, Inc.	19,911	832,205
Manulife Financial Corp.	123,402	3,791,041
MEG Energy Corp.(b)	19,708	323,565
Metro, Inc.	16,698	1,047,219
National Bank of Canada(b)	24,063	2,193,618
Nutrien Ltd.	35,051	1,568,389
Onex Corp.(b)	4,171	325,799
Open Text Corp.	20,676	585,133
Pan American Silver Corp.(b)	24,338	492,364
Parkland Corp.	12,474	282,117
Pembina Pipeline Corp.	44,224	1,633,961
Power Corp. of Canada(b)	39,983	1,247,235
Quebecor, Inc., Class B	9,595	210,263
RB Global, Inc.(b)	12,950	1,168,829
Restaurant Brands International, Inc.	21,069	1,373,234
Security	Shares	Value
Canada (continued)
Rogers Communications, Inc., Class B	25,085	$ 771,162
Royal Bank of Canada	99,554	12,003,687
Saputo, Inc.	16,184	281,358
Shopify, Inc., Class A(c)	84,964	9,042,848
Stantec, Inc.	7,410	581,377
Sun Life Financial, Inc.	38,798	2,303,669
Suncor Energy, Inc.	87,757	3,132,500
TC Energy Corp.(b)	71,152	3,315,922
Teck Resources Ltd., Class B	29,863	1,210,766
TELUS Corp.	41,150	557,942
TFI International, Inc.	5,665	765,501
Thomson Reuters Corp.	11,577	1,858,989
TMX Group Ltd.(b)	19,820	610,546
Toromont Industries Ltd.	5,474	432,756
Toronto-Dominion Bank	122,710	6,533,094
Tourmaline Oil Corp.(b)	22,500	1,041,219
West Fraser Timber Co. Ltd.	3,452	299,104
WSP Global, Inc.	8,924	1,570,430
		143,887,729
Chile — 0.2%
Antofagasta PLC	27,988	554,428
Banco de Chile	3,300,922	375,164
Banco de Credito e Inversiones SA	9,680	268,535
Banco Santander Chile	3,895,661	185,186
Cencosud SA	68,726	151,966
Empresas CMPC SA	65,894	103,420
Empresas Copec SA	41,034	250,993
Enel Americas SA	1,282,819	112,678
Enel Chile SA	1,792,039	103,610
Falabella SA(c)	52,829	186,629
Latam Airlines Group SA	17,025,204	234,982
Lundin Mining Corp.(b)	48,972	421,429
		2,949,020
China — 8.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	31,544
AAC Technologies Holdings, Inc.	48,000	230,187
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	139,103
AECC Aviation Power Co. Ltd., Class A	7,600	42,909
Agricultural Bank of China Ltd., Class A	484,500	352,617
Agricultural Bank of China Ltd., Class H	1,827,000	1,036,856
Aier Eye Hospital Group Co. Ltd., Class A	27,670	49,960
Air China Ltd., Class A(c)	20,298	21,885
Airtac International Group	8,371	215,017
Akeso, Inc.(c)(d)	61,000	474,733
Alibaba Group Holding Ltd.	1,143,752	12,104,733
Alibaba Health Information Technology Ltd.(b)(c)	556,000	234,379
Aluminum Corp. of China Ltd., Class A	100,100	100,258
Aluminum Corp. of China Ltd., Class H	194,000	111,273
Angel Yeast Co. Ltd., Class A	6,000	29,483
Anhui Conch Cement Co. Ltd., Class A	17,700	57,381
Anhui Conch Cement Co. Ltd., Class H	89,500	227,844
Anhui Gujing Distillery Co. Ltd., Class A	1,500	35,443
Anhui Gujing Distillery Co. Ltd., Class B	8,500	122,585
ANTA Sports Products Ltd.	91,200	900,718
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,800	29,042
Autohome, Inc., ADR	6,568	170,440
AviChina Industry & Technology Co. Ltd., Class H	116,000	57,226
Baidu, Inc., Class A(c)	166,252	1,753,394
Bank of Beijing Co. Ltd., Class A	100,100	83,909
Bank of Chengdu Co. Ltd., Class A	6,800	15,857
18
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bank of China Ltd., Class A	352,000	$ 264,347
Bank of China Ltd., Class H	4,891,000	2,488,837
Bank of Communications Co. Ltd., Class A	134,200	142,124
Bank of Communications Co. Ltd., Class H	782,700	641,485
Bank of Jiangsu Co. Ltd., Class A	54,240	72,595
Bank of Nanjing Co. Ltd., Class A	57,500	83,457
Bank of Ningbo Co. Ltd., Class A	28,160	93,314
Bank of Shanghai Co. Ltd., Class A	76,510	95,406
Baoshan Iron & Steel Co. Ltd., Class A	75,798	72,290
BeiGene Ltd.(c)	52,069	742,389
Beijing Enterprises Holdings Ltd.	67,500	231,004
Beijing Enterprises Water Group Ltd.	232,000	74,827
Beijing Kingsoft Office Software, Inc., Class A	3,403	132,647
Beijing Tongrentang Co. Ltd., Class A	5,500	30,436
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,699	64,330
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	207,301
Bilibili, Inc., Class Z(c)	17,519	317,065
BOC Aviation Ltd.(d)	12,300	95,231
BOC Hong Kong Holdings Ltd.	242,500	774,336
BOE Technology Group Co. Ltd., Class A	158,600	94,894
Bosideng International Holdings Ltd.	234,000	115,631
BYD Co. Ltd., Class A	7,900	303,978
BYD Co. Ltd., Class H	74,000	2,516,972
BYD Electronic International Co. Ltd.	62,500	334,750
C&D International Investment Group Ltd.	63,000	105,307
Cambricon Technologies Corp. Ltd., Class A(c)	3,149	281,896
CGN Power Co. Ltd., Class A	67,400	37,926
CGN Power Co. Ltd., Class H(d)	675,000	246,604
Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	29,811
Chaozhou Three-Circle Group Co. Ltd., Class A	6,900	36,213
China CITIC Bank Corp. Ltd., Class H	547,000	377,308
China Coal Energy Co. Ltd., Class H	194,000	231,552
China Communications Services Corp. Ltd., Class H	138,000	80,582
China Construction Bank Corp., Class A	164,100	196,607
China Construction Bank Corp., Class H	6,553,000	5,428,993
China CSSC Holdings Ltd., Class A	30,600	149,919
China Energy Engineering Corp. Ltd., Class A	64,000	19,972
China Everbright Bank Co. Ltd., Class A	215,300	113,556
China Everbright Bank Co. Ltd., Class H	103,000	39,884
China Feihe Ltd.(d)	213,000	148,211
China Galaxy Securities Co. Ltd., Class A	57,500	119,373
China Galaxy Securities Co. Ltd., Class H	205,500	185,669
China Gas Holdings Ltd.	181,000	156,923
China Hongqiao Group Ltd.	251,000	376,698
China International Capital Corp. Ltd., Class A	25,600	117,563
China International Capital Corp. Ltd., Class H(d)	80,800	131,190
China Life Insurance Co. Ltd., Class A	34,700	198,258
China Life Insurance Co. Ltd., Class H	474,000	887,154
China Literature Ltd.(c)(d)	21,400	68,795
China Longyuan Power Group Corp. Ltd., Class H	323,000	266,458
China Mengniu Dairy Co. Ltd.	242,000	541,382
China Merchants Bank Co. Ltd., Class A	84,000	449,911
China Merchants Bank Co. Ltd., Class H	274,078	1,398,998
China Merchants Energy Shipping Co. Ltd., Class A	133,700	116,785
China Merchants Port Holdings Co. Ltd.	65,720	116,884
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	46,085
China Minsheng Banking Corp. Ltd., Class A	159,000	89,487
China Minsheng Banking Corp. Ltd., Class H	361,180	159,399
China National Building Material Co. Ltd., Class H	228,000	103,019
Security	Shares	Value
China (continued)
China National Nuclear Power Co. Ltd., Class A	127,500	$ 181,181
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	22,267
China Oilfield Services Ltd., Class H	182,000	164,261
China Overseas Land & Investment Ltd.	245,500	387,840
China Pacific Insurance Group Co. Ltd., Class A	27,600	128,204
China Pacific Insurance Group Co. Ltd., Class H	166,000	534,037
China Petroleum & Chemical Corp., Class A	186,500	169,778
China Petroleum & Chemical Corp., Class H	1,700,400	970,101
China Power International Development Ltd.	405,000	164,442
China Railway Group Ltd., Class A	122,200	106,430
China Railway Group Ltd., Class H	230,000	116,535
China Resources Beer Holdings Co. Ltd.	130,000	423,175
China Resources Gas Group Ltd.	98,200	388,797
China Resources Land Ltd.	207,111	594,567
China Resources Mixc Lifestyle Services Ltd.(d)	55,000	203,277
China Resources Power Holdings Co. Ltd.	120,000	290,534
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,970	132,799
China Ruyi Holdings Ltd.(c)	596,000	187,413
China Shenhua Energy Co. Ltd., Class A	31,800	188,437
China Shenhua Energy Co. Ltd., Class H	217,000	936,097
China State Construction Engineering Corp. Ltd., Class A	145,500	118,980
China State Construction International Holdings Ltd.	188,000	295,846
China Taiping Insurance Holdings Co. Ltd.	72,672	107,954
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	69,564
China Tower Corp. Ltd., Class H(d)	2,650,000	380,581
China United Network Communications Ltd., Class A	225,300	163,030
China Vanke Co. Ltd., Class A(c)	62,901	62,300
China Vanke Co. Ltd., Class H(c)	86,200	58,317
China Yangtze Power Co. Ltd., Class A	103,000	414,879
China Zheshang Bank Co. Ltd., Class A	257,920	102,278
Chongqing Changan Automobile Co. Ltd., Class A	55,510	100,824
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	94,778
Chow Tai Fook Jewellery Group Ltd.	165,800	142,674
CITIC Ltd.	500,000	586,845
CITIC Securities Co. Ltd., Class A	52,915	210,406
CITIC Securities Co. Ltd., Class H	120,450	327,613
CMOC Group Ltd., Class A	169,700	153,762
CMOC Group Ltd., Class H	213,000	142,852
Contemporary Amperex Technology Co. Ltd., Class A	10,500	380,744
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	19,608
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	170,000	135,746
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	148,653
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	293,618
Country Garden Holdings Co. Ltd.(c)(e)	22,000	708
CRRC Corp. Ltd., Class A	246,400	281,398
CRRC Corp. Ltd., Class H	309,000	198,699
CSC Financial Co. Ltd., Class A	17,500	61,416
CSPC Pharmaceutical Group Ltd.	664,400	405,018
Daqin Railway Co. Ltd., Class A	53,300	49,261
East Money Information Co. Ltd., Class A	86,250	303,569
Ecovacs Robotics Co. Ltd., Class A	1,800	11,526
ENN Energy Holdings Ltd.	65,300	464,007
Eoptolink Technology, Inc. Ltd., Class A	10,200	159,418
Eve Energy Co. Ltd., Class A	4,600	29,298
Everbright Securities Co. Ltd., Class A	28,900	71,324
Far East Horizon Ltd.	141,000	102,936
Flat Glass Group Co. Ltd., Class A	18,000	48,317
Master Portfolio Schedule of Investments
19

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Focus Media Information Technology Co. Ltd., Class A	37,300	$ 35,743
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	178,739
Fosun International Ltd.	131,500	76,586
Founder Securities Co. Ltd., Class A	33,200	37,680
Foxconn Industrial Internet Co. Ltd., Class A	53,400	155,285
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	110,559
Fuyao Glass Industry Group Co. Ltd., Class H(d)	38,800	278,616
Ganfeng Lithium Group Co. Ltd., Class A	10,780	51,427
GCL Technology Holdings Ltd.(c)	1,278,000	176,499
GD Power Development Co. Ltd., Class A	235,600	147,028
Geely Automobile Holdings Ltd.	403,000	758,970
Genscript Biotech Corp.(c)	68,000	85,512
GF Securities Co. Ltd., Class A	12,900	28,497
Giant Biogene Holding Co. Ltd.(d)	35,000	223,489
GigaDevice Semiconductor, Inc., Class A(c)	980	14,254
Ginlong Technologies Co. Ltd., Class A	4,800	39,957
GoerTek, Inc., Class A	17,700	62,215
Goldwind Science & Technology Co. Ltd., Class A	64,400	90,681
Gotion High-tech Co. Ltd., Class A	16,100	46,537
Great Wall Motor Co. Ltd., Class A	13,605	48,768
Great Wall Motor Co. Ltd., Class H(b)	156,000	271,860
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	56,373
Guangdong Haid Group Co. Ltd., Class A	10,700	71,524
Guangdong Investment Ltd.	164,000	140,856
Guangzhou Automobile Group Co. Ltd., Class A	19,900	25,285
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	19,350
Guosen Securities Co. Ltd., Class A	25,900	39,527
Guotai Junan Securities Co. Ltd., Class A	55,544	141,214
H World Group Ltd., ADR(b)	17,158	566,729
Haidilao International Holding Ltd.(d)	162,000	327,050
Haier Smart Home Co. Ltd., Class A	41,800	162,183
Haier Smart Home Co. Ltd., Class H	151,400	529,017
Haitian International Holdings Ltd.	51,000	137,798
Haitong Securities Co. Ltd., Class A	45,000	68,179
Haitong Securities Co. Ltd., Class H	173,200	151,720
Hangzhou First Applied Material Co. Ltd., Class A	30,458	61,432
Hangzhou Silan Microelectronics Co. Ltd., Class A(c)	15,700	55,612
Hansoh Pharmaceutical Group Co. Ltd.(d)	54,000	119,558
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	52,367
Hengan International Group Co. Ltd.	39,000	112,571
Hengli Petrochemical Co. Ltd., Class A	26,600	55,649
Hisense Home Appliances Group Co. Ltd., Class H	37,000	116,380
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	180,263
Hua Hong Semiconductor Ltd.(d)	32,000	88,539
Huadian Power International Corp. Ltd., Class A	158,200	120,981
Huadong Medicine Co. Ltd., Class A	2,500	11,790
Huaibei Mining Holdings Co. Ltd., Class A	1,400	2,684
Hualan Biological Engineering, Inc., Class A	10,800	24,800
Huaneng Power International, Inc., Class A	97,400	89,866
Huaneng Power International, Inc., Class H	438,000	240,537
Huatai Securities Co. Ltd., Class A	31,600	75,759
Huatai Securities Co. Ltd., Class H(d)	84,000	139,989
Huaxia Bank Co. Ltd., Class A	132,899	145,077
Huayu Automotive Systems Co. Ltd., Class A	8,300	19,869
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	104,786
Hunan Valin Steel Co. Ltd., Class A	25,800	14,693
Hygon Information Technology Co. Ltd., Class A	17,520	357,203
Iflytek Co. Ltd., Class A	8,600	56,609
Imeik Technology Development Co. Ltd., Class A	1,960	48,766
Industrial & Commercial Bank of China Ltd., Class A	376,600	355,214
Security	Shares	Value
China (continued)
Industrial & Commercial Bank of China Ltd., Class H	4,645,000	$ 3,096,740
Industrial Bank Co. Ltd., Class A	73,700	192,438
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(c)	191,700	48,572
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	79,821
Inner Mongolia Yitai Coal Co. Ltd., Class B	111,194	229,290
Innovent Biologics, Inc.(c)(d)	95,500	446,792
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	122,338
JA Solar Technology Co. Ltd., Class A	18,424	34,555
JD Health International, Inc.(c)(d)	69,600	248,637
JD Logistics, Inc.(c)(d)	116,400	189,701
JD.com, Inc., Class A	172,496	2,995,083
Jiangsu Eastern Shenghong Co. Ltd., Class A	43,500	48,671
Jiangsu Expressway Co. Ltd., Class H	158,000	174,546
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	47,470
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	243,491
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	59,205
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	87,769
Jiangxi Copper Co. Ltd., Class H	68,000	108,344
Jinko Solar Co. Ltd., Class A	92,005	89,290
Kanzhun Ltd., ADR(c)	17,616	243,101
KE Holdings, Inc., ADR	43,487	801,031
Kingdee International Software Group Co. Ltd.(c)	242,000	262,979
Kingsoft Corp. Ltd.	94,000	403,626
Kuaishou Technology(c)(d)	194,300	1,019,212
Kunlun Energy Co. Ltd.	268,000	288,820
Kunlun Tech Co. Ltd., Class A	21,600	113,216
Kweichow Moutai Co. Ltd., Class A	5,416	1,124,937
Lenovo Group Ltd.	570,000	732,770
Lens Technology Co. Ltd., Class A	12,300	36,676
Li Auto, Inc., Class A(c)	99,346	1,186,647
Li Ning Co. Ltd.	183,500	383,408
Lingyi iTech Guangdong Co., Class A	7,000	7,623
Longfor Group Holdings Ltd.(d)	91,500	116,041
LONGi Green Energy Technology Co. Ltd., Class A	27,216	58,313
Luxshare Precision Industry Co. Ltd., Class A	53,629	297,641
Luzhou Laojiao Co. Ltd., Class A	6,300	107,494
Mango Excellent Media Co. Ltd., Class A	11,800	43,241
Maxscend Microelectronics Co. Ltd., Class A	3,744	45,733
Meituan, Class B(c)(d)	352,430	6,852,423
Metallurgical Corp. of China Ltd., Class A	138,300	62,201
Midea Group Co. Ltd., Class A	24,300	249,055
Midea Group Co. Ltd., Class H(c)	19,000	182,854
MINISO Group Holding Ltd.	34,528	206,212
MMG Ltd.(c)	656,000	213,556
Montage Technology Co. Ltd., Class A	11,000	101,669
Muyuan Foods Co. Ltd., Class A	19,046	99,786
NARI Technology Co. Ltd., Class A	26,265	90,294
NAURA Technology Group Co. Ltd., Class A	4,500	239,581
NetEase, Inc.	134,225	2,389,181
New China Life Insurance Co. Ltd., Class A	7,700	52,181
New China Life Insurance Co. Ltd., Class H	66,500	200,502
New Hope Liuhe Co. Ltd., Class A(c)	12,700	15,539
New Oriental Education & Technology Group, Inc.	103,920	662,803
Ninestar Corp., Class A(c)	18,700	71,757
Ningbo Tuopu Group Co. Ltd., Class A	1,885	12,489
NIO, Inc., Class A(c)	91,734	402,268
Nongfu Spring Co. Ltd., Class H(b)(d)	150,600	650,978
Orient Securities Co. Ltd./China, Class A	34,368	49,466
PDD Holdings, Inc., ADR(c)	48,353	4,689,757
People’s Insurance Co. Group of China Ltd., Class H	496,000	245,759
PetroChina Co. Ltd., Class H	1,462,000	1,143,800
20
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
PICC Property & Casualty Co. Ltd., Class H	520,298	$ 818,325
Ping An Bank Co. Ltd., Class A	69,600	110,991
Ping An Insurance Group Co. of China Ltd., Class A	60,600	434,968
Ping An Insurance Group Co. of China Ltd., Class H	459,500	2,696,968
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	51,958
Pop Mart International Group Ltd.(d)	41,400	473,362
Postal Savings Bank of China Co. Ltd., Class A	132,700	102,729
Postal Savings Bank of China Co. Ltd., Class H(d)	471,000	276,473
Prosus NV	98,348	3,906,858
Qifu Technology, Inc., ADR	8,888	341,121
Qinghai Salt Lake Industry Co. Ltd., Class A(c)	33,700	75,592
Rongsheng Petrochemical Co. Ltd., Class A	35,850	44,212
SAIC Motor Corp. Ltd., Class A	30,300	85,513
Sanan Optoelectronics Co. Ltd., Class A	74,900	124,160
Sany Heavy Industry Co. Ltd., Class A	98,900	222,117
SDIC Power Holdings Co. Ltd., Class A	97,527	220,911
Seres Group Co. Ltd., Class A	5,600	101,648
SF Holding Co. Ltd., Class A	15,900	87,347
SG Micro Corp., Class A	4,875	54,289
Shaanxi Coal Industry Co. Ltd., Class A	35,600	112,813
Shandong Gold Mining Co. Ltd., Class A	29,204	90,080
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	120,368
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	20,516
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	25,329
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	89,078
Shanghai Baosight Software Co. Ltd., Class A	32,095	127,903
Shanghai Baosight Software Co. Ltd., Class B	89,482	143,629
Shanghai Electric Group Co. Ltd., Class A(c)	162,100	179,008
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	35,769
Shanghai International Airport Co. Ltd., Class A	11,200	52,131
Shanghai M&G Stationery, Inc., Class A	3,500	14,434
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	100,506
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	133,240
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	29,547
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	157,546
Shanxi Coal International Energy Group Co. Ltd., Class A	1,000	1,612
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	78,041
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	140,618
Shengyi Technology Co. Ltd., Class A	17,700	57,958
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	93,249
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	77,835
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	149,410
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	93,402
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	113,933
Shenzhou International Group Holdings Ltd.	65,400	515,812
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	27,500	60,008
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	39,262
Silergy Corp.	25,000	306,862
Sinopharm Group Co. Ltd., Class H	79,600	217,108
Sinotruk Hong Kong Ltd.	65,500	191,488
SITC International Holdings Co. Ltd.	78,000	206,835
Smoore International Holdings Ltd.(d)	96,000	163,241
Security	Shares	Value
China (continued)
Sungrow Power Supply Co. Ltd., Class A	16,100	$ 162,049
Sunny Optical Technology Group Co. Ltd.	47,800	419,357
Sunwoda Electronic Co. Ltd., Class A	15,800	48,047
Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	43,569
TAL Education Group, ADR(c)	36,855	369,287
TBEA Co. Ltd., Class A	47,450	82,388
TCL Technology Group Corp., Class A	86,020	58,971
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	27,380
Tencent Holdings Ltd.	461,000	24,604,871
Tencent Music Entertainment Group, ADR	55,715	632,365
Tianqi Lithium Corp., Class A	5,600	25,169
Tingyi Cayman Islands Holding Corp.	124,000	160,989
Tongcheng Travel Holdings Ltd.	66,400	154,369
Tongwei Co. Ltd., Class A	28,200	85,074
TravelSky Technology Ltd., Class H	59,000	78,384
Trina Solar Co. Ltd., Class A	13,277	34,962
Trip.com Group Ltd.(c)	44,372	3,053,695
Tsingtao Brewery Co. Ltd., Class H	42,000	305,738
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	60,115
Unisplendour Corp. Ltd., Class A	20,160	76,345
Vipshop Holdings Ltd., ADR	23,920	322,202
Wanhua Chemical Group Co. Ltd., Class A	14,700	142,970
Want Want China Holdings Ltd.	320,000	187,121
Weichai Power Co. Ltd., Class A	33,300	62,172
Weichai Power Co. Ltd., Class H	115,800	175,877
Wens Foodstuffs Group Co. Ltd., Class A	20,160	45,356
Wharf Holdings Ltd.	73,000	204,829
Will Semiconductor Co. Ltd. Shanghai, Class A	5,535	78,695
Wilmar International Ltd.(b)	143,800	326,388
Wingtech Technology Co. Ltd., Class A	4,238	22,361
Wuliangye Yibin Co. Ltd., Class A	20,800	397,008
WuXi AppTec Co. Ltd., Class A	22,936	172,030
WuXi AppTec Co. Ltd., Class H(d)	17,841	128,744
Wuxi Biologics Cayman, Inc.(b)(c)(d)	262,000	587,165
Xiaomi Corp., Class B(c)(d)	1,113,200	4,882,285
Xinyi Solar Holdings Ltd.	430,000	171,521
XPeng, Inc., Class A(c)	82,034	482,851
Yadea Group Holdings Ltd.(d)	68,000	112,390
Yangzijiang Shipbuilding Holdings Ltd.	191,300	418,152
Yankuang Energy Group Co. Ltd., Class A	56,355	108,796
Yankuang Energy Group Co. Ltd., Class H	198,900	228,238
Yealink Network Technology Corp. Ltd., Class A	4,700	24,720
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	53,782
Yonyou Network Technology Co. Ltd., Class A(c)	7,800	11,392
Yum China Holdings, Inc.	31,139	1,499,966
Yunnan Baiyao Group Co. Ltd., Class A	12,460	101,831
Yunnan Energy New Material Co. Ltd., Class A	2,300	10,025
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	46,748
Zhaojin Mining Industry Co. Ltd., Class H	163,000	228,975
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	28,392
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	116,154
Zhejiang Expressway Co. Ltd., Class H	74,520	53,414
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	15,023
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	61,722
Zhejiang Leapmotor Technology Co. Ltd., Class H(c)(d)	35,000	144,784
Zhejiang NHU Co. Ltd., Class A	11,060	33,122
Zhejiang Zheneng Electric Power Co. Ltd., Class A	238,200	183,746
Zheshang Securities Co. Ltd., Class A	44,700	74,562
Zhongji Innolight Co. Ltd., Class A	3,920	65,423
Zhongsheng Group Holdings Ltd.	101,500	181,308
Master Portfolio Schedule of Investments
21

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhongtai Securities Co. Ltd., Class A	42,200	$ 37,790
Zhuzhou CRRC Times Electric Co. Ltd., Class A	25,077	163,737
Zijin Mining Group Co. Ltd., Class A	87,700	180,652
Zijin Mining Group Co. Ltd., Class H	400,000	721,910
ZTE Corp., Class H	14,400	44,861
ZTO Express Cayman, Inc.	25,682	502,359
		155,862,573
Colombia — 0.0%
Bancolombia SA	18,186	155,128
Interconexion Electrica SA ESP	24,518	92,848
		247,976
Czech Republic — 0.0%
CEZ A/S	10,279	404,352
Komercni Banka A/S	5,387	188,127
Moneta Money Bank A/S(d)	25,594	130,243
		722,722
Denmark — 1.8%
AP Moller - Maersk A/S, Class A	65	104,577
AP Moller - Maersk A/S, Class B	482	801,932
Carlsberg A/S, Class B	7,148	686,513
Coloplast A/S, Class B	8,494	930,621
Danske Bank A/S	49,532	1,404,365
Demant A/S(c)	6,675	245,681
DSV A/S	14,144	3,012,185
Genmab A/S(c)	4,556	951,487
Novo Nordisk A/S, Class B	225,368	19,445,163
Novonesis (Novozymes) B, Class B	24,408	1,383,118
Orsted A/S(c)(d)	13,110	591,966
Pandora A/S	6,190	1,132,494
ROCKWOOL A/S, B Shares	769	273,638
Tryg A/S	27,399	577,963
Vestas Wind Systems A/S(c)	69,247	949,854
Zealand Pharma A/S(c)	4,183	416,104
		32,907,661
Egypt — 0.0%
Commercial International Bank - Egypt	161,693	249,664
Finland — 0.6%
Elisa OYJ	8,638	374,013
Fortum OYJ	28,402	397,614
Kesko OYJ, Class B	19,320	364,517
Kone OYJ, Class B	23,937	1,166,931
Metso OYJ	40,770	379,551
Neste OYJ	29,728	376,214
Nokia OYJ	375,535	1,661,146
Nordea Bank Abp	228,796	2,496,335
Orion OYJ, Class B	8,311	368,291
Sampo OYJ, A Shares	35,560	1,452,445
Stora Enso OYJ, Class R	45,310	456,001
UPM-Kymmene OYJ	37,730	1,037,560
Wartsila OYJ Abp	39,725	704,033
		11,234,651
France — 5.7%
Accor SA	12,383	602,279
Aeroports de Paris SA	1,891	218,951
Air Liquide SA	40,994	6,663,971
Airbus SE	42,780	6,850,396
Alstom SA(c)	23,982	535,112
Amundi SA(d)	4,353	289,695
Arkema SA	4,993	379,929
Security	Shares	Value
France (continued)
AXA SA	123,505	$ 4,395,495
BioMerieux(b)	3,810	407,786
BNP Paribas SA	72,754	4,466,860
Bollore SE	66,021	405,965
Bouygues SA	12,410	367,467
Bureau Veritas SA	22,002	668,425
Capgemini SE	10,380	1,695,340
Carrefour SA	37,606	535,239
Cie de Saint-Gobain SA	32,610	2,897,778
Cie Generale des Etablissements Michelin SCA	47,437	1,560,935
Covivio SA/France	5,788	293,357
Credit Agricole SA	75,961	1,045,187
Danone SA	45,655	3,085,352
Dassault Aviation SA	1,421	290,361
Dassault Systemes SE	45,841	1,586,278
Edenred SE	17,755	583,713
Eiffage SA	4,993	437,843
Engie SA	125,245	1,986,310
EssilorLuxottica SA	20,350	4,963,971
Eurazeo SE	3,446	257,034
Gecina SA	2,570	240,771
Getlink SE	26,306	419,467
Hermes International SCA	2,166	5,197,034
Ipsen SA	2,349	269,244
Kering SA	4,946	1,221,639
Klepierre SA	18,303	527,117
La Francaise des Jeux SACA, Class A(d)	6,066	233,605
Legrand SA	19,967	1,942,217
L’Oreal SA	16,610	5,879,988
LVMH Moet Hennessy Louis Vuitton SE	19,077	12,548,712
Orange SA	129,380	1,290,930
Pernod Ricard SA	13,602	1,536,848
Publicis Groupe SA	16,154	1,719,749
Renault SA	12,095	588,831
Rexel SA	18,153	462,348
Safran SA	25,530	5,593,813
Sartorius Stedim Biotech	2,055	401,196
SEB SA	2,025	182,997
Societe Generale SA	50,500	1,417,307
Sodexo SA	5,562	458,319
Teleperformance SE	4,270	366,251
Thales SA	7,367	1,057,866
TotalEnergies SE	150,893	8,406,979
Unibail-Rodamco-Westfield	8,442	635,806
Veolia Environnement SA	46,788	1,312,755
Vinci SA	34,395	3,541,190
		104,924,008
Germany — 5.4%
adidas AG, Class N	11,723	2,883,439
Allianz SE, Registered Shares	27,201	8,360,575
BASF SE	61,544	2,698,770
Bayer AG, Class N, Registered Shares	70,135	1,400,943
Bayerische Motoren Werke AG	18,809	1,538,386
Bechtle AG	4,686	150,290
Beiersdorf AG	7,169	920,825
Brenntag SE, Class N	10,268	617,503
Carl Zeiss Meditec AG	1,572	73,595
Commerzbank AG	67,295	1,105,150
Continental AG	8,847	596,141
Covestro AG(c)	11,449	687,848
CTS Eventim AG & Co. KGaA	5,140	434,510
Daimler Truck Holding AG	32,822	1,257,150
22
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Deutsche Bank AG, Class N, Registered Shares	130,683	$ 2,255,183
Deutsche Boerse AG, Class N	12,956	2,984,494
Deutsche Lufthansa AG, Registered Shares	50,408	323,957
Deutsche Post AG, Class N, Registered Shares	72,005	2,541,946
Deutsche Telekom AG, Class N, Registered Shares	246,951	7,399,411
E.ON SE, Class N	153,954	1,793,264
Evonik Industries AG	19,556	339,923
Fresenius Medical Care AG	18,199	828,615
Fresenius SE & Co. KGaA(c)	27,614	958,508
GEA Group AG	13,455	668,353
Hannover Rueck SE, Class N	4,491	1,124,633
Heidelberg Materials AG	9,223	1,139,622
Henkel AG & Co. KGaA	6,859	528,604
Infineon Technologies AG, Class N	92,117	3,006,859
Knorr-Bremse AG	4,878	354,052
LEG Immobilien SE	7,329	621,636
Mercedes-Benz Group AG, Class N	52,080	2,903,550
Merck KGaA	8,922	1,298,355
MTU Aero Engines AG, Class N	3,908	1,305,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	9,281	4,682,844
Nemetschek SE	4,384	425,870
Puma SE	5,985	275,195
Rational AG	440	376,863
Rheinmetall AG	3,033	1,937,806
RWE AG	43,131	1,288,045
SAP SE	73,320	18,034,821
Scout24 SE(d)	4,929	434,929
Siemens AG, Class N, Registered Shares	53,079	10,350,119
Siemens Energy AG(c)	43,628	2,315,408
Siemens Healthineers AG(d)	20,672	1,091,624
Symrise AG	9,294	991,415
Talanx AG(c)	3,456	293,938
Vonovia SE	52,449	1,596,697
Zalando SE(c)(d)	13,253	443,356
		99,640,275
Greece — 0.1%
Alpha Services and Holdings SA, Class R	210,261	350,963
Eurobank Ergasias Services and Holdings SA, Class R	193,068	444,980
FF Group, Class R(c)(e)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	196,620
JUMBO SA, Class R	6,337	167,514
Metlen Energy & Metals SA, Class R	6,420	222,643
National Bank of Greece SA	57,398	454,444
OPAP SA, Class R	11,603	188,588
Piraeus Financial Holdings SA	75,432	300,245
Public Power Corp. SA, Class R	12,105	154,437
		2,480,434
Hong Kong — 1.1%
AIA Group Ltd.	781,200	5,611,251
China Common Rich Renewable Energy Investments Ltd.(c)(e)	11,997	—
CK Asset Holdings Ltd.	154,508	630,604
CK Infrastructure Holdings Ltd.	41,500	308,073
CLP Holdings Ltd.	114,500	960,344
Futu Holdings Ltd., ADR(b)	5,441	435,226
Hang Seng Bank Ltd.	58,800	720,232
Henderson Land Development Co. Ltd.	97,800	296,476
HKT Trust & HKT Ltd., Class SS(a)	222,900	275,287
Hong Kong & China Gas Co. Ltd.	693,176	552,313
Security	Shares	Value
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	85,394	$ 3,196,188
Hongkong Land Holdings Ltd.	77,800	346,434
Jardine Matheson Holdings Ltd.	12,800	523,945
Link REIT	181,040	761,365
MTR Corp. Ltd.	92,500	321,331
Orient Overseas International Ltd.	10,000	147,345
Power Assets Holdings Ltd.	108,500	755,635
Prudential PLC	187,896	1,491,146
Sino Biopharmaceutical Ltd.	643,750	263,148
Sino Land Co. Ltd.	240,800	242,977
Sun Hung Kai Properties Ltd.	90,500	861,138
Swire Pacific Ltd., Class A	25,000	226,090
Techtronic Industries Co. Ltd.	96,000	1,262,011
WH Group Ltd.(d)	531,000	409,207
Wharf Real Estate Investment Co. Ltd.	142,000	361,180
		20,958,946
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	206,895
OTP Bank Nyrt	16,006	874,764
Richter Gedeon Nyrt	11,885	311,318
		1,392,977
India — 5.7%
ABB India Ltd.	3,740	301,351
Adani Enterprises Ltd.	11,316	333,490
Adani Green Energy Ltd.(c)	14,488	175,745
Adani Ports & Special Economic Zone Ltd.	36,650	525,692
Adani Power Ltd.(c)	40,704	251,094
Alkem Laboratories Ltd.	3,614	237,566
Ambuja Cements Ltd.	50,659	316,279
APL Apollo Tubes Ltd.	11,490	209,979
Apollo Hospitals Enterprise Ltd.	6,681	568,488
Ashok Leyland Ltd.	97,951	251,642
Asian Paints Ltd.	27,524	732,307
Astral Ltd.	8,065	155,503
AU Small Finance Bank Ltd.(d)	16,688	108,719
Aurobindo Pharma Ltd.	26,805	417,006
Avenue Supermarts Ltd.(c)(d)	10,792	448,439
Axis Bank Ltd.	163,062	2,021,987
Bajaj Auto Ltd.	4,359	447,199
Bajaj Finance Ltd.	20,837	1,656,928
Bajaj Finserv Ltd.	33,083	604,550
Bajaj Holdings & Investment Ltd.	2,040	282,834
Balkrishna Industries Ltd.	5,542	188,087
Bank of Baroda	88,968	249,273
Bharat Electronics Ltd.	265,878	907,311
Bharat Forge Ltd.	17,188	260,449
Bharat Heavy Electricals Ltd.	31,840	84,955
Bharat Petroleum Corp. Ltd.	106,654	362,649
Bharti Airtel Ltd.	175,645	3,252,184
Bosch Ltd., Class A	545	216,964
Britannia Industries Ltd.	7,972	443,101
Canara Bank	134,087	156,210
CG Power & Industrial Solutions Ltd.	37,552	318,545
Cholamandalam Investment and Finance Co. Ltd.	26,140	361,369
Cipla Ltd.	34,393	612,939
Coal India Ltd.	126,514	566,252
Colgate-Palmolive India Ltd.	10,402	325,381
Container Corp. of India Ltd.	13,131	120,598
Cummins India Ltd.	9,248	352,706
Dabur India Ltd.	37,975	224,644
Divi’s Laboratories Ltd.	7,317	520,756
Dixon Technologies India Ltd.	2,278	476,003
Master Portfolio Schedule of Investments
23

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
DLF Ltd.	56,980	$ 547,364
Dr. Reddy’s Laboratories Ltd.	15,620	252,910
Dr. Reddy’s Laboratories Ltd., ADR	22,585	356,617
Eicher Motors Ltd.	11,160	627,904
GAIL India Ltd.	154,499	343,379
GMR Airports Ltd.(c)	180,419	164,894
Godrej Consumer Products Ltd.	26,503	334,375
Godrej Properties Ltd., Class A(c)	12,480	404,909
Grasim Industries Ltd.	15,713	447,605
Havells India Ltd.	16,163	315,824
HCL Technologies Ltd.	64,987	1,451,120
HDFC Asset Management Co. Ltd.(d)	5,697	278,884
HDFC Bank Ltd.	398,302	8,237,008
HDFC Life Insurance Co. Ltd.(d)	77,857	560,138
Hero MotoCorp Ltd.	11,027	534,703
Hindalco Industries Ltd.	84,258	591,267
Hindustan Aeronautics Ltd.	13,870	675,056
Hindustan Petroleum Corp. Ltd.	68,706	326,634
Hindustan Unilever Ltd.	63,346	1,720,447
ICICI Bank Ltd.	331,193	4,948,626
ICICI Bank Ltd., ADR(b)	22,806	680,987
ICICI Lombard General Insurance Co. Ltd.(d)	21,715	452,799
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	164,090
IDFC First Bank Ltd.(c)	448,745	330,156
Indian Hotels Co. Ltd.	78,361	800,935
Indian Oil Corp. Ltd.	207,277	328,479
Indian Railway Catering & Tourism Corp. Ltd.	14,747	135,228
Indus Towers Ltd.(c)	67,779	269,764
IndusInd Bank Ltd.	19,854	222,157
Info Edge India Ltd.	4,063	410,836
Infosys Ltd.	135,340	2,964,695
Infosys Ltd., ADR(b)	97,713	2,141,869
InterGlobe Aviation Ltd.(c)(d)	11,623	616,973
ITC Ltd.	214,969	1,212,083
Jindal Stainless Ltd.	24,364	198,448
Jindal Steel & Power Ltd.	22,828	247,549
Jio Financial Services Ltd.(c)	204,674	712,099
JSW Energy Ltd., Class A	31,033	232,377
JSW Steel Ltd.	51,484	541,112
Jubilant Foodworks Ltd.	20,145	168,604
Kalyan Jewellers India Ltd.	32,743	292,434
Kotak Mahindra Bank Ltd.	77,589	1,615,042
Larsen & Toubro Ltd.	29,141	1,224,923
Larsen & Toubro Ltd., GDR(f)	18,237	765,954
LTIMindtree Ltd.(d)	5,587	363,230
Lupin Ltd.	21,646	594,656
Macrotech Developers Ltd.	16,648	269,652
Mahindra & Mahindra Ltd.	38,522	1,348,393
Mahindra & Mahindra Ltd., GDR	27,036	957,074
Mankind Pharma Ltd.(c)	10,660	357,809
Marico Ltd.	30,883	230,479
Maruti Suzuki India Ltd.	9,581	1,211,934
Max Healthcare Institute Ltd.	56,163	738,269
Mphasis Ltd.	4,649	153,975
MRF Ltd.	166	252,777
Muthoot Finance Ltd.	8,240	205,183
Nestle India Ltd.	26,000	658,370
NHPC Ltd.	250,552	235,306
NMDC Ltd.	219,678	168,529
NTPC Ltd.	286,916	1,114,582
Oberoi Realty Ltd.	10,832	291,813
Oil & Natural Gas Corp. Ltd.	214,153	597,744
Security	Shares	Value
India (continued)
Oil India Ltd.	34,239	$ 172,086
Oracle Financial Services Software Ltd.	1,521	226,385
Page Industries Ltd.	367	203,441
PB Fintech Ltd.(c)	23,950	587,968
Persistent Systems Ltd.	6,906	519,137
Petronet LNG Ltd.	71,896	290,165
Phoenix Mills Ltd.	18,790	357,923
PI Industries Ltd.	5,213	223,986
Pidilite Industries Ltd.	9,792	332,011
Polycab India Ltd.	3,105	263,097
Power Finance Corp. Ltd.	104,437	545,582
Power Grid Corp. of India Ltd.	303,986	1,094,140
Prestige Estates Projects Ltd.	8,553	168,953
Punjab National Bank	158,066	189,098
Rail Vikas Nigam Ltd.	34,917	171,619
REC Ltd.	98,207	572,601
Reliance Industries Ltd.	431,830	6,115,836
Samvardhana Motherson International Ltd.	260,460	472,847
SBI Cards & Payment Services Ltd.	14,099	109,195
SBI Life Insurance Co. Ltd.(d)	34,920	565,876
Shree Cement Ltd.	685	205,210
Shriram Finance Ltd.	20,162	678,713
Siemens Ltd.	6,352	483,744
Solar Industries India Ltd.	1,797	204,660
Sona Blw Precision Forgings Ltd.(d)	24,858	172,267
SRF Ltd.	13,002	339,194
State Bank of India	71,667	663,979
State Bank of India, GDR(f)	5,712	528,931
Sun Pharmaceutical Industries Ltd.	70,980	1,562,047
Sundaram Finance Ltd.	6,290	304,114
Supreme Industries Ltd.	4,238	232,280
Suzlon Energy Ltd.(c)	797,476	577,478
Tata Communications Ltd.	7,962	158,053
Tata Consultancy Services Ltd.	63,155	3,013,850
Tata Consumer Products Ltd.	37,487	399,769
Tata Elxsi Ltd.	2,653	210,170
Tata Motors Ltd.	158,597	1,366,973
Tata Power Co. Ltd.	100,161	457,865
Tata Steel Ltd.	624,385	1,004,471
Tech Mahindra Ltd.	35,194	698,959
Thermax Ltd.	4,054	191,024
Titan Co. Ltd.	26,641	1,009,958
Torrent Pharmaceuticals Ltd.	5,320	208,525
Torrent Power Ltd.	14,244	246,744
Trent Ltd.	12,323	1,022,441
Tube Investments of India Ltd.	9,506	396,346
TVS Motor Co. Ltd.	13,796	380,850
UltraTech Cement Ltd.	7,918	1,054,692
Union Bank of India Ltd.	102,556	143,626
United Spirits Ltd.	18,510	350,935
UPL Ltd.	25,764	150,501
Varun Beverages Ltd.	72,395	539,916
Vedanta Ltd.	102,498	531,140
Vodafone Idea Ltd.(c)	1,233,062	114,051
Voltas Ltd.	18,037	376,391
Wipro Ltd.	125,178	439,873
Wipro Ltd., ADR(b)	26,368	93,343
Yes Bank Ltd.(c)	1,388,768	316,866
Zomato Ltd.(c)	465,221	1,507,018
Zydus Lifesciences Ltd.	12,948	146,670
		105,311,789
24
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia — 0.4%
Alamtri Resources Indonesia Tbk. PT	1,157,300	$ 174,274
Amman Mineral Internasional PT(c)	454,300	238,279
Astra International Tbk PT	1,374,600	417,857
Bank Central Asia Tbk PT	3,849,500	2,314,005
Bank Mandiri Persero Tbk PT	2,777,300	977,618
Bank Negara Indonesia Persero Tbk PT	1,309,600	352,449
Bank Rakyat Indonesia Persero Tbk PT	4,763,828	1,202,621
Barito Pacific Tbk PT	2,862,482	162,781
Chandra Asri Pacific Tbk PT	651,138	303,419
Charoen Pokphand Indonesia Tbk PT	775,200	229,261
GoTo Gojek Tokopedia Tbk PT(c)	62,688,200	270,594
Indah Kiat Pulp & Paper Tbk PT	126,800	53,435
Indofood CBP Sukses Makmur Tbk PT	165,500	116,966
Indofood Sukses Makmur Tbk PT	261,000	124,865
Kalbe Farma Tbk PT	972,700	82,191
Merdeka Copper Gold Tbk. PT(c)	1,022,478	102,418
Sumber Alfaria Trijaya Tbk PT	1,732,600	306,798
Telkom Indonesia Persero Tbk PT	3,529,600	590,805
Unilever Indonesia Tbk PT	379,100	44,430
United Tractors Tbk PT	81,100	134,915
		8,199,981
Ireland — 0.2%
AerCap Holdings NV	14,260	1,364,682
AIB Group PLC	124,356	687,677
Bank of Ireland Group PLC	65,800	600,059
Kerry Group PLC, Class A	11,253	1,085,312
Kingspan Group PLC	11,659	847,580
		4,585,310
Israel — 0.5%
Azrieli Group Ltd.	4,108	339,045
Bank Hapoalim BM	81,986	989,747
Bank Leumi Le-Israel BM	106,802	1,270,658
Check Point Software Technologies Ltd.(c)	6,029	1,125,614
Elbit Systems Ltd.	2,246	588,935
Global-e Online Ltd.(c)	6,028	328,707
ICL Group Ltd.	53,347	263,472
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A	75,679	517,707
Mizrahi Tefahot Bank Ltd.	11,322	490,118
Nice Ltd.(c)	4,583	778,300
Teva Pharmaceutical Industries Ltd., ADR(c)	82,999	1,829,298
Wix.com Ltd.(c)	3,589	770,020
		9,291,623
Italy — 1.6%
Amplifon SpA	11,971	308,468
Banco BPM SpA	83,703	677,709
BPER Banca SpA	64,791	413,226
Coca-Cola HBC AG, Class DI	15,096	515,709
Davide Campari-Milano NV	43,169	270,170
DiaSorin SpA	2,093	215,881
Enel SpA	557,650	3,979,486
Eni SpA	153,460	2,099,078
Ferrari NV	8,857	3,779,271
FinecoBank Banca Fineco SpA	46,692	814,903
Generali	69,703	1,972,029
Infrastrutture Wireless Italiane SpA(d)	18,163	184,504
Intesa Sanpaolo SpA	1,032,807	4,142,397
Leonardo SpA	28,342	762,507
Mediobanca Banca di Credito Finanziario SpA	36,189	528,502
Moncler SpA	15,836	835,990
Security	Shares	Value
Italy (continued)
Nexi SpA(c)(d)	40,392	$ 224,828
Poste Italiane SpA(d)	30,940	437,586
Prysmian SpA	20,381	1,304,309
Recordati Industria Chimica e Farmaceutica SpA	6,659	349,094
Snam SpA	149,522	662,794
Telecom Italia SpA/Milano(c)	791,287	202,234
Terna - Rete Elettrica Nazionale	104,961	829,383
UniCredit SpA	103,948	4,162,944
Unipol Gruppo SpA	24,759	309,203
		29,982,205
Japan — 14.2%
Advantest Corp.	54,400	3,093,121
Aeon Co. Ltd.(b)	47,800	1,118,682
AGC, Inc.(b)	15,800	461,533
Aisin Corp.	43,200	482,638
Ajinomoto Co., Inc.	32,600	1,327,174
ANA Holdings, Inc.	9,800	177,865
Asahi Group Holdings Ltd.	102,200	1,072,148
Asahi Kasei Corp.	98,300	677,310
Asics Corp.	49,600	967,586
Astellas Pharma, Inc.	126,000	1,223,551
Bandai Namco Holdings, Inc.	39,900	951,425
Bridgestone Corp.(b)	39,700	1,334,440
Brother Industries Ltd.	16,500	279,115
Canon, Inc.(b)	66,000	2,143,789
Capcom Co. Ltd.	25,200	548,189
Central Japan Railway Co.	58,000	1,088,402
Chiba Bank Ltd.	31,500	242,796
Chubu Electric Power Co., Inc.	54,200	568,614
Chugai Pharmaceutical Co. Ltd.	49,000	2,159,976
Concordia Financial Group Ltd.	83,800	460,857
Dai Nippon Printing Co. Ltd.	29,300	410,014
Daifuku Co. Ltd.	26,300	540,331
Dai-ichi Life Holdings, Inc.	66,000	1,758,658
Daiichi Sankyo Co. Ltd.	123,700	3,384,832
Daikin Industries Ltd.	18,100	2,111,923
Daito Trust Construction Co. Ltd.	3,400	380,101
Daiwa House Industry Co. Ltd.	40,700	1,249,537
Daiwa Securities Group, Inc.	96,500	636,778
Denso Corp.	130,600	1,800,582
Dentsu Group, Inc.(b)	13,400	322,010
Disco Corp.	6,600	1,750,831
East Japan Railway Co.	64,200	1,137,040
Eisai Co. Ltd.	17,800	484,686
ENEOS Holdings, Inc.	183,800	964,243
FANUC Corp.	65,700	1,716,278
Fast Retailing Co. Ltd.	14,100	4,756,516
Fuji Electric Co. Ltd.	9,100	486,502
FUJIFILM Holdings Corp.	76,600	1,584,824
Fujikura Ltd.	18,200	743,029
Fujitsu Ltd.	113,500	1,993,807
Hankyu Hanshin Holdings, Inc.	16,100	419,638
Hikari Tsushin, Inc.	1,100	238,755
Hitachi Construction Machinery Co. Ltd.	8,600	190,603
Hitachi Ltd.	331,400	8,116,001
Honda Motor Co. Ltd.	315,000	2,999,053
Hoshizaki Corp.	9,400	369,599
Hoya Corp.	24,600	3,053,015
Hulic Co. Ltd.(b)	24,000	208,459
Idemitsu Kosan Co. Ltd.	55,445	365,217
Inpex Corp.(b)	65,300	821,569
Master Portfolio Schedule of Investments
25

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Isuzu Motors Ltd.	35,400	$ 481,560
ITOCHU Corp.	83,000	4,081,473
Japan Exchange Group, Inc.	62,000	687,916
Japan Post Bank Co. Ltd.	107,300	1,014,162
Japan Post Holdings Co. Ltd.	140,800	1,326,018
Japan Post Insurance Co. Ltd.	10,400	191,028
Japan Real Estate Investment Corp.	455	312,204
Japan Tobacco, Inc.(b)	85,200	2,185,621
JFE Holdings, Inc.	41,300	465,042
Kajima Corp.	34,400	623,151
Kansai Electric Power Co., Inc.	63,800	707,151
Kao Corp.(b)	33,400	1,351,415
Kawasaki Kisen Kaisha Ltd.	32,700	465,216
KDDI Corp.	105,100	3,347,497
Keyence Corp.	13,680	5,560,528
Kikkoman Corp.	43,000	477,479
Kirin Holdings Co. Ltd.(b)	59,300	769,958
Kobe Bussan Co. Ltd.	9,400	205,484
Kokusai Electric Corp.	9,300	121,866
Komatsu Ltd.	59,400	1,618,195
Konami Group Corp.	6,800	636,277
Kubota Corp.	74,500	863,065
Kyocera Corp.	90,800	899,985
Kyowa Kirin Co. Ltd.	14,600	219,554
Lasertec Corp.	5,400	506,223
LY Corp.	189,200	500,262
M3, Inc.	31,500	272,943
Makita Corp.	16,600	504,789
Marubeni Corp.	97,900	1,469,340
MatsukiyoCocokara & Co.	21,000	305,737
McDonald’s Holdings Co. Japan Ltd.(b)	5,600	219,980
MEIJI Holdings Co. Ltd.	18,000	366,189
MINEBEA MITSUMI, Inc.	30,500	488,553
Mitsubishi Chemical Group Corp.	104,100	525,770
Mitsubishi Corp.	236,600	3,871,182
Mitsubishi Electric Corp.	135,400	2,286,329
Mitsubishi Estate Co. Ltd.	79,900	1,109,151
Mitsubishi HC Capital, Inc.	67,300	443,523
Mitsubishi Heavy Industries Ltd.	228,300	3,183,402
Mitsubishi UFJ Financial Group, Inc.	798,300	9,319,917
Mitsui & Co. Ltd.	173,300	3,594,088
Mitsui Chemicals, Inc.	11,000	240,124
Mitsui Fudosan Co. Ltd.	176,700	1,413,127
Mitsui OSK Lines Ltd.	25,900	901,277
Mizuho Financial Group, Inc.	174,840	4,268,288
MonotaRO Co. Ltd.	18,200	309,287
MS&AD Insurance Group Holdings, Inc.	90,900	1,963,213
Murata Manufacturing Co. Ltd.	118,900	1,886,327
NEC Corp.	18,400	1,574,618
Nexon Co. Ltd.	25,000	371,884
NIDEC Corp.	59,800	1,074,107
Nintendo Co. Ltd.	72,700	4,234,176
Nippon Building Fund, Inc.	525	408,402
Nippon Paint Holdings Co. Ltd.	63,100	407,401
Nippon Sanso Holdings Corp.	15,100	418,994
Nippon Steel Corp.	63,047	1,266,969
Nippon Telegraph & Telephone Corp.	2,079,500	2,077,137
Nippon Yusen KK	30,500	1,015,146
Nissan Motor Co. Ltd.(b)	166,500	504,967
Nissin Foods Holdings Co. Ltd.	16,200	391,367
Nitori Holdings Co. Ltd.	5,800	687,256
Nitto Denko Corp.	49,000	819,222
Nomura Holdings, Inc.	216,600	1,256,678
Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	25,543	$ 749,982
NTT Data Group Corp.	45,700	868,980
Obayashi Corp.	40,600	534,590
Obic Co. Ltd.	26,100	776,693
Olympus Corp.	87,800	1,310,875
Omron Corp.	11,000	370,381
Ono Pharmaceutical Co. Ltd.	27,900	290,481
Oracle Corp. Japan	2,000	191,413
Oriental Land Co. Ltd./Japan	79,100	1,705,092
ORIX Corp.	82,100	1,763,827
Osaka Gas Co. Ltd.	30,000	656,148
Otsuka Corp.	13,400	306,455
Otsuka Holdings Co. Ltd.	32,600	1,773,437
Pan Pacific International Holdings Corp.	24,600	668,302
Panasonic Holdings Corp.	172,900	1,767,142
Rakuten Group, Inc.(c)	119,300	642,726
Recruit Holdings Co. Ltd.	100,000	6,950,791
Renesas Electronics Corp.	125,800	1,592,001
Resona Holdings, Inc.	151,000	1,088,525
Ricoh Co. Ltd.	39,800	451,995
SBI Holdings, Inc.	17,450	438,275
SCREEN Holdings Co. Ltd.	6,000	354,224
SCSK Corp.	12,100	253,251
Secom Co. Ltd.	30,800	1,045,964
Seiko Epson Corp.	22,000	396,946
Sekisui Chemical Co. Ltd.	27,100	464,012
Sekisui House Ltd.	43,200	1,030,066
Seven & i Holdings Co. Ltd.	160,700	2,519,394
SG Holdings Co. Ltd.	18,800	179,711
Shimadzu Corp.	15,000	419,825
Shimano, Inc.	5,200	699,491
Shin-Etsu Chemical Co. Ltd.	127,400	4,196,189
Shionogi & Co. Ltd.	57,600	807,849
Shiseido Co. Ltd.	27,900	493,360
Shizuoka Financial Group, Inc.	35,100	284,665
SMC Corp.	3,800	1,475,621
SoftBank Corp.	2,046,300	2,583,122
SoftBank Group Corp.	67,200	3,840,195
Sompo Holdings, Inc.	66,500	1,723,032
Sony Group Corp.	441,500	9,304,849
Subaru Corp.	44,400	788,913
Sumitomo Corp.	69,900	1,512,717
Sumitomo Electric Industries Ltd.	49,800	890,297
Sumitomo Metal Mining Co. Ltd.	15,500	353,384
Sumitomo Mitsui Financial Group, Inc.	264,900	6,357,660
Sumitomo Mitsui Trust Group, Inc.	49,400	1,153,960
Sumitomo Realty & Development Co. Ltd.	17,300	538,009
Suntory Beverage & Food Ltd.	9,900	314,542
Suzuki Motor Corp.	107,600	1,205,588
Sysmex Corp.	38,400	704,052
T&D Holdings, Inc.	34,100	624,157
Taisei Corp.	10,500	439,937
Takeda Pharmaceutical Co. Ltd.	114,076	3,019,854
TDK Corp.	138,500	1,783,684
Terumo Corp.	93,000	1,795,433
TIS, Inc.	14,200	335,406
Toho Co. Ltd.	6,700	261,832
Tokio Marine Holdings, Inc.	133,300	4,783,887
Tokyo Electric Power Co. Holdings, Inc.(c)	118,100	353,015
Tokyo Electron Ltd.	31,300	4,704,993
Tokyo Gas Co. Ltd.	26,300	728,686
Tokyu Corp.	38,700	412,419
TOPPAN Holdings, Inc.	19,500	517,299
26
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toray Industries, Inc.	83,700	$ 529,975
TOTO Ltd.	12,800	306,641
Toyota Industries Corp.	10,100	812,297
Toyota Motor Corp.(b)	731,330	14,279,390
Toyota Tsusho Corp.	43,800	774,582
Trend Micro, Inc./Japan(c)	10,100	544,522
Unicharm Corp.	86,400	712,283
West Japan Railway Co.	34,200	605,746
Yakult Honsha Co. Ltd.	15,600	295,500
Yamaha Motor Co. Ltd.(b)	71,400	629,084
Yaskawa Electric Corp.	19,000	484,884
Yokogawa Electric Corp.	13,300	282,882
Zensho Holdings Co. Ltd.	6,200	351,123
ZOZO, Inc.	11,700	360,336
		261,961,678
Jordan — 0.0%
Hikma Pharmaceuticals PLC	9,731	242,611
Kuwait — 0.2%
Boubyan Bank KSCP	147,570	268,432
Gulf Bank KSCP	143,242	151,302
Kuwait Finance House KSCP	690,251	1,669,593
Mabanee Co. KPSC	66,870	165,277
Mobile Telecommunications Co. KSCP	139,288	211,871
National Bank of Kuwait SAKP	546,208	1,586,850
		4,053,325
Luxembourg — 0.1%
ArcelorMittal SA	34,228	795,264
CVC Capital Partners PLC(c)(d)	11,365	251,313
Eurofins Scientific SE	10,393	530,067
Reinet Investments SCA	7,155	169,540
		1,746,184
Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	677,751
Sands China Ltd.(c)	175,600	467,553
		1,145,304
Malaysia — 0.5%
AMMB Holdings Bhd	157,700	193,214
Axiata Group Bhd	165,600	92,157
CELCOMDIGI Bhd.	305,900	247,532
CIMB Group Holdings Bhd(b)	491,000	899,554
Gamuda Bhd	347,600	368,007
Genting Malaysia Bhd(b)	447,600	226,074
Hong Leong Bank Bhd	38,840	178,467
IHH Healthcare Bhd	133,900	218,600
Inari Amertron Bhd(b)	200,000	136,632
IOI Corp. Bhd	306,000	265,435
Kuala Lumpur Kepong Bhd	46,100	224,700
Malayan Banking Bhd.	372,000	851,720
Malaysia Airports Holdings Bhd	112,400	265,949
Maxis Bhd	144,000	117,484
MISC Bhd	83,600	142,033
MR DIY Group M Bhd(d)	93,800	38,785
Nestle Malaysia Bhd	3,500	78,220
Petronas Chemicals Group Bhd	199,900	231,001
Petronas Dagangan Bhd	45,500	196,592
Petronas Gas Bhd	77,800	307,625
PPB Group Bhd	38,320	106,225
Press Metal Aluminium Holdings Bhd	283,300	310,260
Public Bank Bhd	1,009,700	1,029,243
Security	Shares	Value
Malaysia (continued)
QL Resources Bhd	120,600	$ 128,328
RHB Bank Bhd	82,424	119,418
SD Guthrie Bhd.	124,000	137,205
Sime Darby Bhd	159,000	83,858
Sunway Bhd	187,300	200,549
Telekom Malaysia Bhd	55,900	83,102
Tenaga Nasional Bhd	155,300	518,663
YTL Corp. Bhd.	238,400	142,072
YTL Power International Bhd	204,700	202,243
		8,340,947
Mexico — 0.6%
Alfa SAB de CV, Class A	207,613	150,251
America Movil SAB de CV, Series B	1,208,399	866,412
Arca Continental SAB de CV	33,779	279,842
Cemex SAB de CV	1,127,457	631,562
Coca-Cola Femsa SAB de CV	33,012	256,468
Fibra Uno Administracion SA de CV	272,247	270,536
Fomento Economico Mexicano SAB de CV	136,449	1,162,869
Gruma SAB de CV, Class B	10,875	169,976
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	169,941
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,531	536,705
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	309,766
Grupo Bimbo SAB de CV, Series A	90,621	240,080
Grupo Carso SAB de CV, Series A1	45,509	251,608
Grupo Comercial Chedraui SA de CV	37,065	222,735
Grupo Financiero Banorte SAB de CV, Class O	186,177	1,196,208
Grupo Financiero Inbursa SAB de CV, Series O(c)	123,656	257,322
Grupo Mexico SAB de CV, Series B	226,079	1,072,658
Industrias Penoles SAB de CV(c)	18,447	235,509
Kimberly-Clark de Mexico SAB de CV, Class A	165,717	233,662
Operadora De Sites Mexicanos SAB de CV, Class A-1	132,504	78,736
Promotora y Operadora de Infraestructura SAB de CV	14,276	120,933
Southern Copper Corp.(b)	7,246	660,328
Wal-Mart de Mexico SAB de CV	359,212	945,621
		10,319,728
Netherlands — 2.6%
ABN AMRO Bank NV(d)	33,872	522,698
Adyen NV(c)(d)	1,542	2,291,532
Aegon Ltd.	106,840	635,773
Akzo Nobel NV	12,358	741,764
Argenx SE(c)	4,183	2,583,888
ASM International NV	3,275	1,893,556
ASML Holding NV	28,000	19,612,158
ASR Nederland NV	10,665	507,248
BE Semiconductor Industries NV	5,334	731,121
Euronext NV(d)	5,123	574,734
EXOR NV	7,271	666,575
Heineken Holding NV	9,881	592,416
Heineken NV	19,433	1,384,973
IMCD NV	4,175	620,450
ING Groep NV	231,069	3,621,215
JDE Peet’s NV	9,702	166,689
Koninklijke Ahold Delhaize NV	75,936	2,476,949
Koninklijke KPN NV	277,031	1,010,176
Koninklijke Philips NV(c)	57,387	1,453,686
NN Group NV	19,168	835,888
Randstad NV	9,010	379,344
Master Portfolio Schedule of Investments
27

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Universal Music Group NV	59,185	$ 1,513,900
Wolters Kluwer NV, Class C	17,708	2,942,084
		47,758,817
New Zealand — 0.2%
Auckland International Airport Ltd.	102,427	498,579
Fisher & Paykel Healthcare Corp. Ltd.	36,463	783,705
Infratil Ltd.	64,602	455,362
Mercury NZ Ltd.	41,047	134,309
Meridian Energy Ltd.	71,629	236,852
Xero Ltd.(c)	10,597	1,102,756
		3,211,563
Norway — 0.4%
Aker BP ASA	17,479	343,611
DNB Bank ASA	74,037	1,478,106
Equinor ASA	60,205	1,428,005
Gjensidige Forsikring ASA	19,855	350,586
Kongsberg Gruppen ASA	6,071	683,028
Mowi ASA	37,325	639,685
Norsk Hydro ASA	89,824	494,093
Orkla ASA	49,277	426,303
Salmar ASA	5,768	274,147
Telenor ASA	41,835	466,760
		6,584,324
Peru — 0.0%
Cia de Minas Buenaventura SAA, ADR	13,118	151,119
Credicorp Ltd.	4,318	791,576
		942,695
Philippines — 0.2%
Ayala Corp.	13,480	138,885
Ayala Land, Inc.	546,400	245,932
Bank of the Philippine Islands	110,452	232,952
BDO Unibank, Inc.	214,488	530,594
International Container Terminal Services, Inc.	71,720	478,588
JG Summit Holdings, Inc.	164,265	58,063
Jollibee Foods Corp.	45,180	209,519
Manila Electric Co.	11,960	100,899
Metropolitan Bank & Trust Co.	96,987	120,101
PLDT, Inc.	6,295	140,721
SM Investments Corp.	20,672	319,291
SM Prime Holdings, Inc.	780,850	337,237
Universal Robina Corp.	97,550	132,705
		3,045,487
Poland — 0.3%
Alior Bank SA	7,634	158,976
Allegro.eu SA(c)(d)	41,050	269,000
Bank Polska Kasa Opieki SA	10,981	367,059
Budimex SA	1,231	139,145
CD Projekt SA	3,685	170,911
Dino Polska SA(c)(d)	3,219	303,803
InPost SA(c)	14,665	250,363
KGHM Polska Miedz SA	13,171	366,986
LPP SA	72	270,904
mBank SA(c)	1,117	148,549
ORLEN SA	43,030	493,238
PGE Polska Grupa Energetyczna SA(c)	80,253	118,178
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	806,739
Security	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	49,153	$ 545,991
Santander Bank Polska SA	2,017	223,902
		4,633,744
Portugal — 0.1%
EDP SA	271,742	869,307
Galp Energia SGPS SA, Class B	30,760	509,837
Jeronimo Martins SGPS SA	24,305	464,503
		1,843,647
Qatar — 0.3%
Barwa Real Estate Co.	109,970	85,425
Commercial Bank PSQC	197,122	235,253
Dukhan Bank	164,731	167,073
Industries Qatar QSC	97,136	353,539
Masraf Al Rayan QSC	600,483	405,557
Mesaieed Petrochemical Holding Co.	245,102	100,482
Ooredoo QPSC	63,062	199,812
Qatar Electricity & Water Co. QSC	34,989	150,697
Qatar Fuel QSC	23,217	95,537
Qatar Gas Transport Co. Ltd.	301,965	343,817
Qatar International Islamic Bank QSC	102,600	306,794
Qatar Islamic Bank QPSC	151,384	887,198
Qatar National Bank QPSC	281,484	1,334,876
		4,666,060
Romania — 0.0%
NEPI Rockcastle NV	38,237	279,596
Russia(c)(e) — 0.0%
Alrosa PJSC	189,683	17
Mobile TeleSystems PJSC	50,446	4
Moscow Exchange MICEX-RTS PJSC	63,850	6
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC, GDR	49	1
PhosAgro PJSC, GDR(f)	1	—
Polyus PJSC	2,382	—
Rosneft Oil Co. PJSC	71,604	6
Sberbank of Russia PJSC	588,148	52
Severstal PAO	10,830	1
TCS Group Holding PLC, GDR(f)	6,905	1
United Co. RUSAL International PJSC	172,792	15
VK Co. Ltd., GDR	5,177	—
VTB Bank PJSC	37,302	—
X5 Retail Group NV, GDR	9,876	1
		104
Saudi Arabia — 1.2%
ACWA Power Co.	11,062	1,183,235
Ades Holding Co.	44,470	205,601
Advanced Petrochemical Co.(c)	7,524	64,279
Al Rajhi Bank	136,256	3,424,906
Al Rajhi Co. for Co-operative Insurance(c)	2,966	135,433
Alinma Bank	80,858	622,816
Almarai Co. JSC	29,308	445,826
Arab National Bank	81,450	456,250
Arabian Internet & Communications Services Co.	2,351	168,736
Bank AlBilad	33,973	352,592
Bank Al-Jazira(c)	31,361	155,833
Banque Saudi Fransi	80,191	337,446
Bupa Arabia for Cooperative Insurance Co.	6,760	372,417
Co. for Cooperative Insurance	4,904	192,702
Dallah Healthcare Co.	3,678	146,830
28
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Co.(c)	26,789	$ 107,581
Dr. Sulaiman Al Habib Medical Services Group Co.	6,963	519,621
Elm Co.	1,367	405,654
Etihad Etisalat Co.	28,661	406,882
Jarir Marketing Co.	44,780	150,691
Mobile Telecommunications Co. Saudi Arabia	32,501	88,722
Mouwasat Medical Services Co.	5,276	119,270
Nahdi Medical Co.	3,386	105,906
Power & Water Utility Co. for Jubail & Yanbu	8,132	118,531
Riyad Bank	85,791	652,121
SABIC Agri-Nutrients Co.	17,654	521,374
Sahara International Petrochemical Co.	27,239	180,215
SAL Saudi Logistics Services	1,775	119,237
Saudi Arabian Mining Co.(c)	92,138	1,231,321
Saudi Arabian Oil Co.(d)	443,324	3,309,394
Saudi Aramco Base Oil Co.	1,818	54,011
Saudi Awwal Bank	73,131	654,449
Saudi Basic Industries Corp.	56,428	1,006,195
Saudi Electricity Co.	60,072	269,906
Saudi Industrial Investment Group	31,619	140,325
Saudi Investment Bank	52,885	203,880
Saudi Kayan Petrochemical Co.(c)	43,107	80,485
Saudi National Bank	198,033	1,757,289
Saudi Research & Media Group(c)	2,197	160,462
Saudi Tadawul Group Holding Co.	3,018	174,066
Saudi Telecom Co.	140,245	1,493,027
Savola Group(c)	3,620	35,358
Yanbu National Petrochemical Co.	28,244	284,049
		22,614,924
Singapore — 1.1%
CapitaLand Ascendas REIT	261,551	491,182
CapitaLand Integrated Commercial Trust	382,085	538,820
CapitaLand Investment Ltd./Singapore	169,500	324,942
DBS Group Holdings Ltd.	136,752	4,382,281
Genting Singapore Ltd.	370,000	207,570
Grab Holdings Ltd., Class A(c)	148,651	701,633
Keppel Ltd.(b)	82,300	412,336
Oversea-Chinese Banking Corp. Ltd.(b)	238,749	2,915,859
Sea Ltd., Class A, ADR(c)	27,136	2,879,130
Sembcorp Industries Ltd.	59,600	241,110
Singapore Airlines Ltd.(b)	118,599	559,129
Singapore Exchange Ltd.	60,800	566,754
Singapore Technologies Engineering Ltd.	107,500	366,807
Singapore Telecommunications Ltd.	566,200	1,275,550
STMicroelectronics NV	44,709	1,119,819
United Overseas Bank Ltd.	89,700	2,382,061
		19,364,983
South Africa — 0.9%
Absa Group Ltd.	64,880	652,367
Anglo American Platinum Ltd.	6,058	182,732
Anglo American PLC	85,284	2,521,605
Aspen Pharmacare Holdings Ltd.	36,651	320,165
Bid Corp. Ltd.	22,557	514,665
Bidvest Group Ltd.	26,537	370,400
Capitec Bank Holdings Ltd.	6,152	1,022,002
Clicks Group Ltd.	17,239	340,829
Discovery Ltd.	46,452	479,431
Exxaro Resources Ltd.	14,243	119,212
FirstRand Ltd.	357,357	1,433,429
Gold Fields Ltd.	62,168	813,368
Harmony Gold Mining Co. Ltd.	46,248	370,723
Security	Shares	Value
South Africa (continued)
Impala Platinum Holdings Ltd.(c)	62,435	$ 291,911
Kumba Iron Ore Ltd.	2,943	50,879
MTN Group Ltd.	108,382	526,760
Naspers Ltd., Class N	12,240	2,710,639
Nedbank Group Ltd.	35,865	535,393
Old Mutual Ltd.	264,621	175,967
OUTsurance Group Ltd.	85,253	300,421
Pepkor Holdings Ltd.(d)	229,695	351,812
Remgro Ltd.	36,445	299,536
Sanlam Ltd.	95,544	439,868
Sasol Ltd.	45,386	199,867
Shoprite Holdings Ltd.	33,813	525,860
Sibanye Stillwater Ltd.(b)(c)	196,087	156,519
Standard Bank Group Ltd.	97,798	1,149,245
Vodacom Group Ltd.	34,946	187,700
Woolworths Holdings Ltd./South Africa	55,517	183,070
		17,226,375
South Korea — 2.5%
Alteogen, Inc.(c)	3,127	649,600
Amorepacific Corp.	2,029	143,586
Celltrion, Inc.	11,261	1,419,104
CJ CheilJedang Corp.	487	83,876
Coway Co. Ltd.	4,594	207,279
DB Insurance Co. Ltd.	2,516	174,812
Delivery Hero SE(c)(d)	15,625	438,941
Doosan Bobcat, Inc.	6,063	170,066
Doosan Enerbility Co. Ltd.(c)	30,236	355,483
Ecopro BM Co. Ltd.(c)	3,210	235,037
Ecopro Co. Ltd.(c)	6,660	255,353
GS Holdings Corp.	2,934	77,826
Hana Financial Group, Inc.	21,339	816,500
Hanjin Kal Corp.	1,833	93,018
Hankook Tire & Technology Co. Ltd.	4,552	117,533
Hanmi Pharm Co. Ltd.	250	47,277
Hanmi Semiconductor Co. Ltd.	4,749	260,331
Hanwha Aerospace Co. Ltd.	2,027	446,929
Hanwha Ocean Co. Ltd.(c)	2,902	72,882
HD Hyundai Co. Ltd.	2,110	113,138
HD Hyundai Electric Co. Ltd.	1,732	445,309
HLB, Inc.(c)	8,095	397,422
HMM Co. Ltd.	17,458	208,543
HYBE Co. Ltd.	1,792	233,836
Hyundai Glovis Co. Ltd.	2,008	160,180
Hyundai Heavy Industries Co. Ltd.(c)	2,021	391,400
Hyundai Mobis Co. Ltd.	4,678	743,973
Hyundai Motor Co.	9,428	1,338,499
Hyundai Rotem Co. Ltd.	5,401	181,182
Industrial Bank of Korea	31,533	305,691
Kakao Corp.	23,603	604,859
KakaoBank Corp.	13,451	190,052
KB Financial Group, Inc.	27,816	1,566,346
Kia Corp.	16,356	1,106,803
Korea Aerospace Industries Ltd.	4,371	162,434
Korea Electric Power Corp.(c)	17,450	236,391
Korea Investment Holdings Co. Ltd.	1,996	95,712
Korea Shipbuilding & Offshore Engineering Co. Ltd.(c)	2,539	390,472
Korea Zinc Co. Ltd.	401	271,610
Korean Air Lines Co. Ltd.	18,478	281,151
Krafton, Inc.(c)	1,856	391,106
KT&G Corp.	7,510	543,410
Kumho Petrochemical Co. Ltd.	1,183	72,446
L&F Co. Ltd.(c)	2,173	117,471
Master Portfolio Schedule of Investments
29

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	3,388	$ 567,597
LG Corp.	8,175	396,106
LG Display Co. Ltd.(c)	30,368	185,329
LG Electronics, Inc.	8,015	450,315
LG Energy Solution Ltd.(c)	3,209	749,417
LG H&H Co. Ltd.	839	172,572
LG Innotek Co. Ltd.	809	87,565
LG Uplus Corp.	19,172	134,054
Lotte Chemical Corp.	1,038	41,935
LS Electric Co. Ltd.	1,350	146,119
Meritz Financial Group, Inc.	6,585	462,639
Mirae Asset Securities Co. Ltd.	22,749	122,623
NAVER Corp.	10,545	1,407,019
NCSoft Corp.	1,351	166,827
Netmarble Corp.(c)(d)	1,410	49,024
NH Investment & Securities Co. Ltd.	5,312	50,004
Orion Corp./Republic of Korea	2,631	181,740
Posco DX Co. Ltd.	2,635	33,545
POSCO Future M Co. Ltd.	1,777	167,886
POSCO Holdings, Inc.	4,908	837,224
Posco International Corp.	3,269	86,837
Samsung Biologics Co. Ltd.(c)(d)	1,133	725,990
Samsung C&T Corp.	5,348	413,235
Samsung E&A Co. Ltd.(c)	12,358	137,754
Samsung Electro-Mechanics Co. Ltd.	4,542	376,726
Samsung Electronics Co. Ltd.	333,118	11,887,917
Samsung Fire & Marine Insurance Co. Ltd.	1,953	472,813
Samsung Heavy Industries Co. Ltd.(c)	59,459	453,644
Samsung Life Insurance Co. Ltd.(c)	5,945	380,427
Samsung SDI Co. Ltd.	3,812	630,081
Samsung SDS Co. Ltd.	2,432	209,274
Shinhan Financial Group Co. Ltd.	29,169	945,858
SK Biopharmaceuticals Co. Ltd.(c)	2,743	204,837
SK Bioscience Co. Ltd.(c)	1,588	54,069
SK Hynix, Inc.	37,991	4,353,401
SK Innovation Co. Ltd.(c)	4,534	342,755
SK Square Co. Ltd.(c)	5,744	301,660
SK Telecom Co. Ltd.	3,814	142,919
SK, Inc.	2,218	196,883
SKC Co. Ltd.(c)	1,153	81,153
S-Oil Corp.	2,657	99,215
Woori Financial Group, Inc.	41,683	434,307
Yuhan Corp.	3,378	272,163
		46,228,327
Spain — 1.6%
Acciona SA	1,476	166,096
ACS Actividades de Construccion y Servicios SA	15,901	796,838
Aena SME SA(d)	4,988	1,018,039
Amadeus IT Group SA	30,938	2,183,734
Banco Bilbao Vizcaya Argentaria SA	409,128	4,003,084
Banco de Sabadell SA	401,465	780,156
Banco Santander SA	1,073,917	4,968,206
CaixaBank SA	251,285	1,364,269
Cellnex Telecom SA(d)	41,892	1,323,223
EDP Renovaveis SA	21,791	226,330
Endesa SA	25,932	557,648
Grifols SA , Class A(c)	24,792	234,286
Iberdrola SA	425,915	5,869,201
Industria de Diseno Textil SA	79,407	4,067,539
Security	Shares	Value
Spain (continued)
Redeia Corp. SA	20,753	$ 354,384
Repsol SA	90,531	1,101,577
Telefonica SA(b)	291,956	1,191,436
		30,206,046
Sweden — 1.9%
AddTech AB, B Shares	15,930	434,058
Alfa Laval AB	17,824	746,025
Assa Abloy AB, Class B	76,957	2,273,023
Atlas Copco AB, Class A	188,732	2,880,360
Atlas Copco AB, Class B	109,682	1,481,914
Beijer Ref AB, Class B	29,241	431,540
Boliden AB	22,578	635,230
Epiroc AB, Class A	49,937	870,283
Epiroc AB, Class B	22,861	356,658
EQT AB	25,218	697,122
Essity AB, Class B	44,667	1,193,801
Evolution AB(d)	12,727	981,454
Fastighets AB Balder, Class B(c)	48,678	338,787
Getinge AB, Class B	16,044	263,180
H&M Hennes & Mauritz AB, B Shares(b)	46,264	623,584
Hexagon AB, Class B	141,461	1,350,589
Holmen AB, Class B	6,309	231,418
Industrivarden AB, C Shares	8,323	262,886
Industrivarden AB, Class A	11,567	365,623
Indutrade AB	17,623	441,578
Investment AB Latour, Class B	13,900	346,717
Investor AB, Class B	122,844	3,253,761
L E Lundbergforetagen AB, Class B	6,442	291,900
Lifco AB, Class B	16,700	484,037
Nibe Industrier AB, Class B(b)	106,085	414,576
Saab AB, Class B	24,272	512,801
Sagax AB, Class B	11,719	240,499
Sandvik AB	75,323	1,350,645
Securitas AB, Class B	38,270	473,168
Skandinaviska Enskilda Banken AB, Class A	101,521	1,391,252
Skanska AB, B Shares	21,743	457,198
SKF AB, B Shares	28,327	531,684
Svenska Cellulosa AB SCA, Class B	36,503	462,989
Svenska Handelsbanken AB, Class A, A Shares	97,152	1,003,099
Swedbank AB, A Shares	61,750	1,219,312
Swedish Orphan Biovitrum AB(c)	16,257	466,381
Tele2 AB, B Shares	38,108	376,298
Telefonaktiebolaget LM Ericsson, B Shares	206,162	1,669,592
Telia Co. AB	158,189	439,684
Trelleborg AB, Class B	15,629	534,833
Volvo AB, Class A	13,043	318,784
Volvo AB, Class B	111,778	2,716,448
		35,814,771
Switzerland — 3.9%
ABB Ltd., Class N, Registered Shares	110,926	5,989,834
Adecco Group AG, Class N, Registered Shares	12,824	316,788
Alcon AG	35,137	2,979,179
Avolta AG, Class N, Registered Shares	6,282	252,183
Bachem Holding AG, Class N	2,994	191,472
Baloise Holding AG, Class N, Registered Shares	3,703	670,996
Banque Cantonale Vaudoise, Registered Shares(b)	2,388	219,876
Barry Callebaut AG, Class N, Registered Shares	188	250,315
BKW AG	1,298	215,053
30
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	69	$ 765,405
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	769,258
Cie Financiere Richemont SA, Class A, Registered Shares	38,109	5,764,905
Clariant AG, Class N, Registered Shares	14,711	164,193
DSM-Firmenich AG	12,044	1,217,455
EMS-Chemie Holding AG, Registered Shares	523	352,905
Galderma Group AG(c)	4,178	463,307
Geberit AG, Class N, Registered Shares	2,341	1,327,637
Givaudan SA, Class N, Registered Shares	646	2,823,914
Helvetia Holding AG, Registered Shares	2,687	443,179
Julius Baer Group Ltd., Class N	13,632	884,326
Kuehne and Nagel International AG, Registered Shares	3,317	761,064
Logitech International SA, Class N, Registered Shares	10,079	831,983
Lonza Group AG, Registered Shares	4,964	2,929,943
Novartis AG, Class N, Registered Shares	137,852	13,420,889
Partners Group Holding AG	1,588	2,156,968
Sandoz Group AG	28,847	1,182,513
Schindler Holding AG	2,235	617,494
Schindler Holding AG, Class N, Registered Shares	2,124	579,430
SGS SA, Registered Shares	10,715	1,074,901
SIG Group AG	20,650	408,311
Sika AG, Registered Shares	10,710	2,555,481
Sonova Holding AG, Registered Shares	3,539	1,157,287
Straumann Holding AG, Registered Shares	8,012	1,009,204
Swatch Group AG	1,960	356,251
Swiss Life Holding AG, Class N, Registered Shares	2,025	1,563,437
Swiss Prime Site AG, Registered Shares	6,269	683,287
Swisscom AG, Class N, Registered Shares	1,903	1,059,121
Temenos AG, Class N, Registered Shares	4,681	330,761
UBS Group AG, Registered Shares	228,140	6,984,899
VAT Group AG(d)	2,018	763,034
Zurich Insurance Group AG, Class N	10,259	6,101,700
		72,590,138
Taiwan — 5.8%
Accton Technology Corp.	36,000	846,136
Acer, Inc.	179,504	217,439
Advantech Co. Ltd.	28,769	303,405
Alchip Technologies Ltd.	7,000	697,421
ASE Technology Holding Co. Ltd.	230,343	1,131,085
Asia Cement Corp.	138,233	170,250
Asia Vital Components Co. Ltd.	25,000	471,619
Asustek Computer, Inc.	55,220	1,035,045
AUO Corp.	391,200	174,537
Catcher Technology Co. Ltd.	45,000	265,820
Cathay Financial Holding Co. Ltd.	701,622	1,459,284
Chailease Holding Co. Ltd.	117,724	405,080
Chang Hwa Commercial Bank Ltd.	303,966	165,348
Cheng Shin Rubber Industry Co. Ltd.	97,436	145,526
China Airlines Ltd.	228,000	178,132
China Steel Corp.	818,638	490,273
Chunghwa Telecom Co. Ltd.	262,000	986,280
Compal Electronics, Inc.	273,000	312,561
CTBC Financial Holding Co. Ltd.	1,211,601	1,442,335
Delta Electronics, Inc.	140,000	1,832,493
E Ink Holdings, Inc.	58,000	482,951
E.Sun Financial Holding Co. Ltd.	1,093,480	897,680
Eclat Textile Co. Ltd.	12,303	190,632
eMemory Technology, Inc.	5,000	510,836
Security	Shares	Value
Taiwan (continued)
Eva Airways Corp.	170,000	$ 229,723
Evergreen Marine Corp. Taiwan Ltd.	74,055	507,993
Far Eastern New Century Corp.	207,607	199,921
Far EasTone Telecommunications Co. Ltd.	144,000	392,343
Feng TAY Enterprise Co. Ltd.	54,996	222,672
First Financial Holding Co. Ltd.	796,053	657,329
Formosa Chemicals & Fibre Corp.	218,360	181,641
Formosa Plastics Corp.	244,040	264,020
Fortune Electric Co. Ltd.	11,000	188,323
Fubon Financial Holding Co. Ltd.	582,285	1,601,289
Gigabyte Technology Co. Ltd.	34,000	281,313
Global Unichip Corp.	8,000	330,307
Globalwafers Co. Ltd.	17,000	197,561
Hon Hai Precision Industry Co. Ltd.	896,800	5,013,694
Hotai Motor Co. Ltd.	18,360	346,279
Hua Nan Financial Holdings Co. Ltd.	600,542	478,327
Innolux Corp.	472,479	206,450
International Games System Co. Ltd.	19,000	564,163
Inventec Corp.	168,470	256,721
Jentech Precision Industrial Co. Ltd.	6,000	278,194
KGI Financial Holding Co. Ltd.	1,094,191	573,215
Largan Precision Co. Ltd.	7,000	569,859
Lite-On Technology Corp.	149,816	453,577
MediaTek, Inc.	104,255	4,481,894
Mega Financial Holding Co. Ltd.	875,470	1,032,111
Micro-Star International Co. Ltd.	67,000	374,202
Nan Ya Plastics Corp.	364,790	332,262
Nanya Technology Corp.(c)	65,000	57,842
Nien Made Enterprise Co. Ltd.	9,000	100,469
Novatek Microelectronics Corp.	42,000	641,607
Pegatron Corp.	116,000	324,374
PharmaEssentia Corp.(c)	15,000	281,016
Pou Chen Corp.	125,000	140,458
President Chain Store Corp.	40,000	320,725
Quanta Computer, Inc.	185,000	1,610,135
Realtek Semiconductor Corp.	39,240	678,163
Ruentex Development Co. Ltd.	97,478	127,375
Shanghai Commercial & Savings Bank Ltd.	309,075	372,967
Shin Kong Financial Holding Co. Ltd.(c)	846,748	304,398
SinoPac Financial Holdings Co. Ltd.	653,535	455,636
Synnex Technology International Corp.	72,500	156,418
Taishin Financial Holding Co. Ltd.	826,826	438,357
Taiwan Business Bank	460,129	208,187
Taiwan Cooperative Financial Holding Co. Ltd.	847,213	627,357
Taiwan High Speed Rail Corp.	140,000	118,658
Taiwan Mobile Co. Ltd.	156,800	542,549
Taiwan Semiconductor Manufacturing Co. Ltd.	1,739,000	56,517,540
TCC Group Holdings Co. Ltd.	505,240	488,107
Unimicron Technology Corp.	102,000	437,066
Uni-President Enterprises Corp.	357,950	882,487
United Microelectronics Corp.	817,000	1,064,222
Vanguard International Semiconductor Corp.	68,765	209,459
Voltronic Power Technology Corp.	4,000	226,420
Walsin Lihwa Corp.	185,100	133,645
Wan Hai Lines Ltd.	75,215	185,872
Wistron Corp.	194,000	612,898
Wiwynn Corp.	9,000	714,486
WPG Holdings Ltd.	102,448	213,326
Yageo Corp.	27,372	450,406
Yang Ming Marine Transport Corp.	110,000	253,825
Master Portfolio Schedule of Investments
31

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	832,915	$ 862,107
Zhen Ding Technology Holding Ltd.	37,710	137,724
		105,923,832
Thailand — 0.4%
Advanced Info Service PCL, NVDR	93,200	781,976
Airports of Thailand PCL, NVDR(b)	298,400	519,120
Bangkok Dusit Medical Services PCL, NVDR	850,600	610,531
Bangkok Expressway & Metro PCL, NVDR	553,100	114,903
Bumrungrad Hospital PCL, NVDR	51,000	297,743
Central Pattana PCL, NVDR	105,500	176,035
Central Retail Corp. PCL, NVDR	103,400	102,390
Charoen Pokphand Foods PCL, NVDR	204,000	136,226
CP ALL PCL, NVDR	384,600	626,988
CP AXTRA PCL	163,309	130,523
Delta Electronics Thailand PCL, NVDR	220,000	974,983
Gulf Energy Development PCL, NVDR	253,100	439,967
Home Product Center PCL, NVDR	339,932	93,121
Intouch Holdings PCL, NVDR	41,000	116,332
Kasikornbank PCL, NVDR	71,500	325,440
Krung Thai Bank PCL, NVDR	285,275	175,520
Minor International PCL, NVDR	147,580	112,053
PTT Exploration & Production PCL, NVDR	109,022	383,210
PTT Global Chemical PCL, NVDR	115,068	81,998
PTT Oil & Retail Business PCL, NVDR	346,800	134,993
PTT PCL, NVDR	796,500	742,606
SCB X PCL, NVDR	41,800	143,902
Siam Cement PCL, NVDR	54,100	265,751
Thai Oil PCL, NVDR	67,900	56,530
TMBThanachart Bank PCL, NVDR	3,816,300	207,974
True Corp. PCL, NVDR(c)	653,725	212,206
		7,963,021
Turkey — 0.2%
Akbank TAS, Class A	213,323	391,106
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	93,534	191,714
BIM Birlesik Magazalar A/S, Class A	24,603	367,603
Coca-Cola Icecek A/S, Class A	59,356	100,443
Eregli Demir ve Celik Fabrikalari TAS, Class A, Registered Shares	191,444	132,062
Ford Otomotiv Sanayi A/S, Class A	4,907	129,988
Haci Omer Sabanci Holding A/S, Class A	71,332	193,599
KOC Holding A/S, Class A	53,193	268,452
Sasa Polyester Sanayi AS(c)	736,328	84,653
Turk Hava Yollari AO, Class A(c)	33,173	263,246
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	221,554
Turkiye Is Bankasi A/S, Class C	570,904	218,201
Turkiye Petrol Rafinerileri A/S, Class A	67,360	270,228
Turkiye Sise ve Cam Fabrikalari A/S, Class A	96,380	112,981
Yapi ve Kredi Bankasi A/S, Class A	231,458	200,366
		3,146,196
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	592,293
Abu Dhabi Islamic Bank PJSC	109,255	411,076
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	212,550
ADNOC Drilling Co. PJSC	149,615	217,108
Aldar Properties PJSC	267,840	559,807
Americana Restaurants International PLC - Foreign Co.	167,650	100,826
Dubai Islamic Bank PJSC	287,594	554,691
Emaar Properties PJSC	492,362	1,724,765
Emirates NBD Bank PJSC	142,759	833,689
Security	Shares	Value
United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	240,707	$ 1,069,503
First Abu Dhabi Bank PJSC	318,686	1,191,888
Multiply Group PJSC(c)	233,097	131,381
		7,599,577
United Kingdom — 6.9%
3i Group PLC	68,213	3,036,380
Admiral Group PLC	17,979	593,954
Anglogold Ashanti PLC	36,765	822,273
Ashtead Group PLC	31,058	1,921,498
Associated British Foods PLC	23,283	593,912
AstraZeneca PLC	107,468	14,011,635
Auto Trader Group PLC(d)	60,587	599,499
Aviva PLC	208,031	1,219,292
BAE Systems PLC	210,219	3,015,649
Barclays PLC	1,050,097	3,512,779
Barratt Redrow PLC	101,182	554,668
Berkeley Group Holdings PLC	6,379	310,443
British American Tobacco PLC	137,347	4,956,127
BT Group PLC(b)	468,054	843,659
Bunzl PLC	24,465	1,007,350
Centrica PLC	426,543	711,633
CK Hutchison Holdings Ltd.	198,008	1,052,699
Coca-Cola Europacific Partners PLC	14,736	1,131,872
Compass Group PLC	116,774	3,885,470
Croda International PLC	8,990	380,252
DCC PLC	7,352	471,087
Diageo PLC	155,341	4,936,398
Endeavour Mining PLC	13,326	238,035
Entain PLC	44,257	379,918
Halma PLC	23,671	794,137
Hargreaves Lansdown PLC	26,614	365,202
HSBC Holdings PLC	1,294,214	12,713,189
Imperial Brands PLC	60,879	1,946,839
Informa PLC	95,973	957,196
InterContinental Hotels Group PLC	11,772	1,464,714
Intertek Group PLC	11,608	685,798
J Sainsbury PLC	105,979	362,144
JD Sports Fashion PLC	233,768	279,410
Kingfisher PLC(b)	116,835	363,165
Land Securities Group PLC	44,431	324,479
Legal & General Group PLC	409,914	1,176,996
Lloyds Banking Group PLC	4,458,605	3,044,904
London Stock Exchange Group PLC	32,654	4,609,270
M&G PLC	147,658	365,398
Marks & Spencer Group PLC	144,081	674,759
Melrose Industries PLC	90,172	623,122
National Grid PLC	328,778	3,905,965
NatWest Group PLC	482,603	2,418,445
Next PLC	8,066	956,807
Pearson PLC	44,562	714,570
Persimmon PLC	23,234	347,056
Phoenix Group Holdings PLC	43,508	277,242
Reckitt Benckiser Group PLC	50,712	3,069,636
RELX PLC	129,321	5,859,400
Rentokil Initial PLC	183,389	915,381
Rolls-Royce Holdings PLC(c)	623,286	4,419,962
Sage Group PLC	75,057	1,192,541
Schroders PLC	76,220	308,091
Segro PLC	100,523	881,693
Severn Trent PLC	16,765	525,623
Smith & Nephew PLC	60,589	750,844
32
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Smiths Group PLC	22,773	$ 488,266
Spirax Group PLC	5,069	433,608
SSE PLC	74,189	1,487,080
Standard Chartered PLC	147,992	1,821,958
Taylor Wimpey PLC	211,225	321,485
Tesco PLC	499,432	2,297,062
Unilever PLC	174,401	9,909,568
United Utilities Group PLC	45,859	603,264
Vodafone Group PLC	1,518,729	1,295,595
Whitbread PLC	12,320	453,499
Wise PLC, Class A(c)	43,815	582,361
WPP PLC	76,285	786,333
		127,960,539
United States — 5.6%
BP PLC	1,178,153	5,823,570
CSL Ltd.	33,608	5,862,942
CyberArk Software Ltd.(c)	3,224	1,074,076
Experian PLC	64,821	2,785,996
Ferrovial SE	36,858	1,547,101
GFL Environmental, Inc.	15,379	685,580
GSK PLC	285,005	4,807,254
Haleon PLC	542,090	2,556,035
Holcim AG	37,166	3,578,527
James Hardie Industries PLC(c)	32,750	1,009,380
JBS S/A	44,372	261,926
Legend Biotech Corp., ADR(b)(c)	5,488	178,579
Monday.com Ltd.(c)	2,841	668,885
Nestle SA, Class N, Registered Shares	182,469	14,970,334
QIAGEN NV	16,846	755,102
Roche Holding AG	51,343	14,393,185
Sanofi SA	78,897	7,669,637
Schneider Electric SE	38,192	9,508,119
Shell PLC	439,003	13,684,160
Spotify Technology SA(c)	10,812	4,837,073
Stellantis NV	145,101	1,887,534
Swiss Re AG	22,747	3,294,550
Tenaris SA	28,480	537,658
		102,377,203
Zambia — 0.0%
First Quantum Minerals Ltd.(c)	54,049	696,739
Total Common Stocks — 98.2% (Cost: $1,290,328,992)		1,809,307,134
Preferred Securities
Preferred Stocks — 0.7%
Brazil — 0.3%
Banco Bradesco SA	374,647	704,451
Centrais Eletricas Brasileiras SA	8,083	49,457
Cia Energetica de Minas Gerais	172,402	307,547
Cia Paranaense de Energia - Copel	84,716	125,311
Gerdau SA	93,741	273,742
Itau Unibanco Holding SA	308,011	1,523,707
Itausa SA	356,508	509,299
Petroleo Brasileiro SA	311,721	1,843,667
		5,337,181
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B	11,036	405,655
Security	Shares	Value
Colombia — 0.0%
Bancolombia SA	28,795	$ 229,791
Germany — 0.2%
Bayerische Motoren Werke AG	5,302	397,199
Dr. Ing hc F Porsche AG(d)	8,133	492,854
Henkel AG & Co. KGaA	12,567	1,102,584
Porsche Automobil Holding SE	11,861	446,929
Sartorius AG	1,834	407,576
Volkswagen AG	14,850	1,370,136
		4,217,278
South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	5,225	542,667
LG Chem Ltd.	671	71,741
Samsung Electronics Co. Ltd.	63,464	1,885,005
		2,499,413
Total Preferred Securities — 0.7% (Cost: $13,620,630)		12,689,318
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(c)(e)	1,354	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 98.9% (Cost: $1,303,949,622)		1,821,996,452
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(g)(h)(i)	40,802,585	40,822,986
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(g)(h)	6,381,596	6,381,596
Total Short-Term Securities — 2.6% (Cost: $47,201,716)		47,204,582
Total Investments — 101.5% (Cost: $1,351,151,338)		1,869,201,034
Liabilities in Excess of Other Assets — (1.5)%		(27,524,685)
Net Assets — 100.0%		$ 1,841,676,349

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Master Portfolio Schedule of Investments
33

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 49,195,915	$ —	$ (8,361,214)(a)	$ (2,404)	$ (9,311)	$ 40,822,986	40,802,585	$ 205,042 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,381,596 (a)	—	—	—	6,381,596	6,381,596	762,883	—
				$ (2,404)	$ (9,311)	$ 47,204,582		$ 967,925	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	17	03/20/25	$ 878	$ 1,724
MSCI EAFE Index	55	03/21/25	6,236	(17,182)
MSCI Emerging Markets Index	57	03/21/25	3,060	(40,445)
				$ (55,903)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,724	$ —	$ —	$ —	$ 1,724
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 57,627	$ —	$ —	$ —	$ 57,627

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 621,460	$ —	$ —	$ —	$ 621,460
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (55,903)	$ —	$ —	$ —	$ (55,903)
34
2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$19,694,036
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 83,955,349	$ —	$ 83,955,349
Austria	301,784	2,725,140	—	3,026,924
Belgium	—	8,584,172	—	8,584,172
Brazil	5,434,107	12,988,553	—	18,422,660
Canada	143,887,729	—	—	143,887,729
Chile	628,459	2,320,561	—	2,949,020
China	14,767,201	141,094,664	708	155,862,573
Colombia	—	247,976	—	247,976
Czech Republic	534,595	188,127	—	722,722
Denmark	—	32,907,661	—	32,907,661
Egypt	249,664	—	—	249,664
Finland	1,139,918	10,094,733	—	11,234,651
France	458,319	104,465,689	—	104,924,008
Germany	8,108,166	91,532,109	—	99,640,275
Greece	—	2,480,434	—	2,480,434
Hong Kong	435,226	20,523,720	—	20,958,946
Hungary	—	1,392,977	—	1,392,977
India	6,064,691	99,247,098	—	105,311,789
Indonesia	3,612,420	4,587,561	—	8,199,981
Ireland	1,364,682	3,220,628	—	4,585,310
Israel	4,053,639	5,237,984	—	9,291,623
Italy	—	29,982,205	—	29,982,205
Japan	774,591	261,187,087	—	261,961,678
Jordan	—	242,611	—	242,611
Kuwait	165,277	3,888,048	—	4,053,325
Luxembourg	169,540	1,576,644	—	1,746,184
Macau	—	1,145,304	—	1,145,304
Malaysia	681,141	7,659,806	—	8,340,947
Mexico	10,319,728	—	—	10,319,728
Netherlands	2,476,949	45,281,868	—	47,758,817
New Zealand	735,431	2,476,132	—	3,211,563
Norway	350,586	6,233,738	—	6,584,324
Peru	942,695	—	—	942,695
Philippines	812,439	2,233,048	—	3,045,487
Poland	303,803	4,329,941	—	4,633,744
Portugal	464,503	1,379,144	—	1,843,647
Qatar	752,840	3,913,220	—	4,666,060
Romania	279,596	—	—	279,596
Russia	—	—	104	104
Saudi Arabia	2,550,354	20,064,570	—	22,614,924
Singapore	3,580,763	15,784,220	—	19,364,983
South Africa	5,389,711	11,836,664	—	17,226,375
South Korea	438,941	45,789,386	—	46,228,327
Spain	—	30,206,046	—	30,206,046
Sweden	2,036,480	33,778,291	—	35,814,771
Switzerland	463,307	72,126,831	—	72,590,138
Master Portfolio Schedule of Investments
35

Schedule of Investments (continued)
December 31, 2024
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Taiwan	$ —	$ 105,923,832	$ —	$ 105,923,832
Thailand	130,523	7,832,498	—	7,963,021
Turkey	1,876,666	1,269,530	—	3,146,196
United Arab Emirates	2,531,376	5,068,201	—	7,599,577
United Kingdom	1,131,872	126,828,667	—	127,960,539
United States	7,444,193	94,933,010	—	102,377,203
Zambia	696,739	—	—	696,739
Preferred Securities
Preferred Stocks
South Korea	—	2,499,413	—	2,499,413
Brazil	—	5,337,181	—	5,337,181
Chile	—	405,655	—	405,655
Colombia	—	229,791	—	229,791
Germany	1,102,584	3,114,694	—	4,217,278
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	47,204,582	—	—	47,204,582
	$ 286,847,810	$ 1,582,352,412	$ 812	$ 1,869,201,034
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,724	$ —	$ —	$ 1,724
Liabilities
Equity Contracts	(57,627)	—	—	(57,627)
	$ (55,903)	$ —	$ —	$ (55,903)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
36
2024 BlackRock Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Total International ex U.S. Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,821,996,452
Investments, at value — affiliated(c)	47,204,582
Cash pledged for futures contracts	603,000
Foreign currency, at value(d)	2,770,457
Receivables:
Investments sold	32,381
Securities lending income — affiliated	13,949
Contributions from investors	12,078,626
Dividends — unaffiliated	1,883,303
Dividends — affiliated	49,587
Variation margin on futures contracts	15,581
Prepaid expenses	4,135
Total assets	1,886,652,053
LIABILITIES
Bank overdraft	4,824
Collateral on securities loaned	40,774,110
Payables:
Accounting services fees	198,735
Deferred foreign capital gain tax	3,853,888
Foreign taxes	6,559
Investment advisory fees	46,629
Trustees’ fees	5,547
Other accrued expenses	13,329
Professional fees	65,410
Variation margin on futures contracts	6,673
Total liabilities	44,975,704
Commitments and contingent liabilities
NET ASSETS	$ 1,841,676,349
NET ASSETS CONSIST OF
Investors’ capital	$ 1,327,600,653
Net unrealized appreciation (depreciation)	514,075,696
NET ASSETS	$ 1,841,676,349
(a) Investments, at cost—unaffiliated	$1,303,949,622
(b) Securities loaned, at value	$36,676,506
(c) Investments, at cost—affiliated	$47,201,716
(d) Foreign currency, at cost	$2,808,071
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
37

Statement of Operations
Year Ended December 31, 2024

Total International ex U.S. Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$58,721,793
Dividends — affiliated	762,883
Securities lending income — affiliated — net	205,042
Foreign taxes withheld	(7,454,255)
Total investment income	52,235,463
EXPENSES
Investment advisory	561,746
Accounting services	473,461
Professional	74,143
Trustees	22,891
Printing and postage	1,084
Miscellaneous	45,001
Total expenses excluding interest expense	1,178,326
Interest expense — unaffiliated	95,193
Total expenses	1,273,519
Less:
Fees waived and/or reimbursed by the Manager	(10,421)
Total expenses after fees waived and/or reimbursed	1,263,098
Net investment income	50,972,365
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(21,027,615)
Investments — affiliated	(2,404)
Foreign currency transactions	(814,114)
Futures contracts	621,460
(21,222,673)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	68,381,574
Investments — affiliated	(9,311)
Foreign currency translations	(91,784)
Futures contracts	(55,903)
68,224,576
Net realized and unrealized gain	47,001,903
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,974,268
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(635,098)
(b) Net of increase in deferred foreign capital gain tax of	$(1,472,073)
See notes to financial statements.
38
2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$50,972,365	$45,490,171
Net realized loss	(21,222,673)	(40,737,264)
Net change in unrealized appreciation (depreciation)	68,224,576	222,082,435
Net increase in net assets resulting from operations	97,974,268	226,835,342
CAPITAL TRANSACTIONS
Proceeds from contributions	515,017,785	750,325,317
Value of withdrawals	(518,735,425)	(731,015,692)
Net increase (decrease) in net assets derived from capital transactions	(3,717,640)	19,309,625
NET ASSETS
Total increase in net assets	94,256,628	246,144,967
Beginning of year	1,747,419,721	1,501,274,754
End of year	$1,841,676,349	$1,747,419,721
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
39

Financial Highlights

Total International ex U.S. Index Master Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Total Return
Total return	5.27%	15.28%	(16.31)%	7.70%	10.82%
Ratios to Average Net Assets(a)
Total expenses	0.07%	0.08%	0.08%	0.07%	0.09%
Total expenses after fees waived and/or reimbursed	0.07%	0.08%	0.07%	0.07%	0.09%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.06%	0.08%	0.07%	0.07%	0.09%
Net investment income	2.72%	2.85%	2.98%	2.44%	2.30%
Supplemental Data
Net assets, end of year (000)	$1,841,676	$1,747,420	$1,501,275	$1,403,202	$1,206,358
Portfolio turnover rate	14%	29%	28%	13%	23%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
40
2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Master Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Master Portfolio’s financial position or results of operations.
Master Portfolio Notes to Financial Statements
41

Notes to Financial Statements  (continued)

The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate
42
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Notes to Financial Statements  (continued)

under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Master Portfolio Notes to Financial Statements
43

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 100,726	$ (100,726)	$ —	$ —
Barclays Capital, Inc.	2,720,740	(2,720,740)	—	—
BNP Paribas SA	1,029,222	(1,029,222)	—	—
Goldman Sachs & Co. LLC	16,351,635	(16,351,635)	—	—
HSBC Bank PLC	2,040,747	(2,040,747)	—	—
J.P. Morgan Securities LLC	239,618	(239,618)	—	—
Jefferies LLC	3,485,527	(3,485,527)	—	—
Macquarie Bank Ltd.	1,256,281	(1,256,281)	—	—
National Financial Services LLC	2,315,108	(2,315,108)	—	—
Nomura Securities International, Inc.	79,012	(79,012)	—	—
State Street Bank & Trust Co.	5,286,153	(5,286,153)	—	—
UBS AG	813,111	(813,111)	—	—
UBS Securities LLC	842,172	(842,172)	—	—
Wells Fargo Bank N.A.	116,454	(116,454)	—	—
	$ 36,676,506	$ (36,676,506)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward
44
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Notes to Financial Statements  (continued)

foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the amount waived and/or reimbursed was $10,421.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the year ended December 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Master Portfolio paid BTC $59,210 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its
Master Portfolio Notes to Financial Statements
45

Notes to Financial Statements  (continued)

outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$ 43,601,398	$ 10,757,692	$ 416,721
7.
 PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were $265,634,850 and $250,839,715, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Master Portfolio’s NAV.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total International ex U.S. Index Master Portfolio	$ 1,391,177,266	$ 593,854,633	$ (115,830,865)	$ 478,023,768
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended December 31, 2024, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political
46
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Notes to Financial Statements  (continued)

and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments.  An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in
Master Portfolio Notes to Financial Statements
47

Notes to Financial Statements  (continued)

Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
48
2024 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of Total International ex U.S. Index Master Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Total International ex U.S. Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the "Master Portfolio") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Master Portfolio Report of Independent Registered Public Accounting Firm
49

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
50
2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
51

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
52
2024 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

5

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants’ securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrants’ independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

6

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: February 24, 2025

7